UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Item 1. Reports to Stockholders

VALIC Company I

Semi-Annual Report, November 30, 2014

SAVING : INVESTING : PLANNING

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2014

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ending November 30, 2014. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

The reporting period experienced positive returns in domestic equities amid signs that the U.S. economy appears to have stabilized with a slower, albeit steady growth. The total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, was up 8.58% for the six-month period. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, did not fare as well, declining 5.07%. The Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, posted a total return of 1.92% for the reporting period.

Despite sell-offs in August and October, domestic markets continued to rise based on strength in the US labor market, expanding manufacturing, improved consumer sentiment and a dovish Federal Reserve (“the Fed”). The Fed followed through with its previously announced plan to end its bond buying program, but Fed Chair, Janet Yellen, signaled that it will keep short-term interest rates near zero for a “considerable time.” One of the most notable lifts to consumer sentiment related to falling oil prices. Oil began its decline in June in response to OPEC’s decision to maintain supply amid slowing demand, causing the price of oil to fall to $66 a barrel by November’s end. Currencies associated with oil producing nations (such as the Russian Ruble) declined, giving rise to increased speculation about merger and acquisition activity in the industry.

International markets experienced a sell-off during the reporting period as growth slowed across various countries (most notably in China and Japan). Inflation remained extremely low throughout Europe, ending at 0.3% at the end of November, a five year low, depicting a very real threat of deflation. As the U.S. moved to decrease economic stimulus, Europe, China and Japan embraced it. The European Central Bank spoke of impending stimulus measures, China reduced its interest rates and Japan delayed a planned sales tax increase.

Bonds advanced over the reporting period as investors continued to favor U.S. Treasuries in a flight to quality amid elevated geopolitical risk and slowing growth abroad. On the whole, U.S. treasuries appear attractive, in relative terms, given the low yields on European and Japanese sovereign bonds.

Planning for your financial future in such an uncertain world should be a top priority. Your investment with VALIC Company I is an important step to help you reach your long-term financial goals. Another important step, we believe, is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 22 developed market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2014 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2014 and held until November 30, 2014. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended November 30, 2014” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended November 30, 2014” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2014” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended November 30, 2014” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2014” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2014 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2014	Ending Account Value Using Actual Return at November 30, 2014	Expenses Paid During the Six Months Ended November 30, 2014*	Beginning Account Value at June 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2014	Expenses Paid During the Six Months Ended November 30, 2014*	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$1,023.68	$3.45	$1,000.00	$1,021.66	$3.45	0.68%
Blue Chip Growth	$1,000.00	$1,092.87	$4.35	$1,000.00	$1,020.91	$4.20	0.83%
Broad Cap Value Income#	$1,000.00	$1,052.01	$4.37	$1,000.00	$1,020.81	$4.31	0.85%
Capital Conservation	$1,000.00	$1,017.28	$3.24	$1,000.00	$1,021.86	$3.24	0.64%
Core Equity#	$1,000.00	$1,063.88	$4.14	$1,000.00	$1,021.06	$4.05	0.80%
Dividend Value#	$1,000.00	$1,059.71	$4.23	$1,000.00	$1,020.96	$4.15	0.82%
Dynamic Allocation#	$1,000.00	$1,031.01	$1.63	$1,000.00	$1,023.46	$1.62	0.32%
Emerging Economies	$1,000.00	$977.83	$4.71	$1,000.00	$1,020.31	$4.81	0.95%
Foreign Value	$1,000.00	$899.48	$3.76	$1,000.00	$1,021.11	$4.00	0.79%
Global Real Estate	$1,000.00	$1,034.96	$4.34	$1,000.00	$1,020.81	$4.31	0.85%
Global Social Awareness	$1,000.00	$1,032.38	$3.16	$1,000.00	$1,021.96	$3.14	0.62%
Global Strategy	$1,000.00	$997.17	$3.15	$1,000.00	$1,021.91	$3.19	0.63%
Government Securities	$1,000.00	$1,019.57	$3.24	$1,000.00	$1,021.86	$3.24	0.64%
Growth	$1,000.00	$1,071.60	$4.15	$1,000.00	$1,021.06	$4.05	0.80%
Growth & Income#	$1,000.00	$1,086.81	$4.45	$1,000.00	$1,020.81	$4.31	0.85%
Health Sciences	$1,000.00	$1,221.80	$6.07	$1,000.00	$1,019.60	$5.52	1.09%
Inflation Protected	$1,000.00	$992.06	$2.95	$1,000.00	$1,022.11	$2.99	0.59%
International Equities Index†	$1,000.00	$947.58	$2.05	$1,000.00	$1,022.96	$2.13	0.42%
International Government Bond	$1,000.00	$975.49	$3.22	$1,000.00	$1,021.81	$3.29	0.65%
International Growth#	$1,000.00	$980.91	$5.02	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core	$1,000.00	$1,095.44	$4.36	$1,000.00	$1,020.91	$4.20	0.83%
Large Capital Growth	$1,000.00	$1,071.58	$3.89	$1,000.00	$1,021.31	$3.80	0.75%
Mid Cap Index	$1,000.00	$1,052.86	$1.85	$1,000.00	$1,023.26	$1.83	0.36%
Mid Cap Strategic Growth	$1,000.00	$1,080.68	$4.22	$1,000.00	$1,021.01	$4.10	0.81%
Money Market I#	$1,000.00	$1,000.05	$0.65	$1,000.00	$1,024.42	$0.66	0.13%
Nasdaq-100® Index#	$1,000.00	$1,165.33	$2.88	$1,000.00	$1,022.41	$2.69	0.53%
Science & Technology	$1,000.00	$1,132.10	$5.24	$1,000.00	$1,020.16	$4.96	0.98%
Small Cap Aggressive Growth#	$1,000.00	$1,131.73	$5.29	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap#	$1,000.00	$1,047.33	$4.77	$1,000.00	$1,020.41	$4.71	0.93%
Small Cap Index	$1,000.00	$1,040.69	$2.05	$1,000.00	$1,023.06	$2.03	0.40%
Small Cap Special Values	$1,000.00	$1,027.40	$4.42	$1,000.00	$1,020.71	$4.41	0.87%
Small-Mid Growth	$1,000.00	$1,097.66	$5.26	$1,000.00	$1,020.05	$5.06	1.00%
Stock Index	$1,000.00	$1,083.98	$1.78	$1,000.00	$1,023.36	$1.72	0.34%
Value#	$1,000.00	$1,071.23	$4.41	$1,000.00	$1,020.81	$4.31	0.85%

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2014” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2014” and the “Annualized Expense Ratio” would have been lower.
†	See Note 1

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Time Deposits	9.0%
Exchange — Traded Funds	7.7
Federal National Mtg. Assoc.	7.0
Registered Investment Companies	6.1
Diversified Banking Institutions	4.0
Banks — Commercial	3.4
Medical — Drugs	3.3
Banks — Super Regional	2.4
Diversified Financial Services	2.3
Computers	2.3
Federal Home Loan Mtg. Corp.	2.2
Telephone — Integrated	2.2
Oil Companies — Integrated	2.2
Oil Companies — Exploration & Production	1.9
Food — Misc./Diversified	1.9
Chemicals — Diversified	1.7
Aerospace/Defense	1.5
Real Estate Investment Trusts	1.4
Diversified Manufacturing Operations	1.3
Auto — Cars/Light Trucks	1.3
Electric — Integrated	1.1
Retail — Building Products	1.0
Investment Management/Advisor Services	0.9
Tobacco	0.9
Semiconductor Components — Integrated Circuits	0.9
Electronic Components — Semiconductors	0.9
Applications Software	0.8
Medical — Biomedical/Gene	0.8
Cable/Satellite TV	0.8
Insurance — Multi-line	0.8
Pipelines	0.8
Transport — Rail	0.7
Computer Services	0.7
Electronic Components — Misc.	0.7
Building — Residential/Commercial	0.7
Oil — Field Services	0.6
Insurance — Life/Health	0.6
Enterprise Software/Service	0.6
Advertising Agencies	0.6
Paper & Related Products	0.5
Beverages — Non-alcoholic	0.5
Medical — HMO	0.5
Pharmacy Services	0.5
Gas — Distribution	0.5
Consumer Products — Misc.	0.5
Brewery	0.4
Insurance — Property/Casualty	0.4
Retail — Regional Department Stores	0.4
United States Treasury Notes	0.4
Retail — Drug Store	0.4
Auto/Truck Parts & Equipment — Original	0.4
Finance — Other Services	0.4
Savings & Loans/Thrifts	0.4
Food — Meat Products	0.4
Retail — Restaurants	0.4
Commercial Services — Finance	0.4
Aerospace/Defense — Equipment	0.4
E-Commerce/Services	0.3
Medical Instruments	0.3
Electric — Generation	0.3
Cosmetics & Toiletries	0.3
Multimedia	0.3
Food — Retail	0.3
Airlines	0.3
Retail — Auto Parts	0.3
Medical Labs & Testing Services	0.3
Chemicals — Specialty	0.3
Semiconductor Equipment	0.3
Finance — Credit Card	0.3

Medical Products	0.3
Instruments — Scientific	0.3
Import/Export	0.3
Electric Products — Misc.	0.3
Retail — Apparel/Shoe	0.3
Diversified Minerals	0.3
E-Commerce/Products	0.3
Finance — Investment Banker/Broker	0.3
Machinery — Farming	0.3
Steel — Producers	0.3
Real Estate Management/Services	0.3
Office Automation & Equipment	0.3
Containers — Metal/Glass	0.2
Retail — Discount	0.2
Computers — Memory Devices	0.2
Oil Refining & Marketing	0.2
Transport — Services	0.2
Apparel Manufacturers	0.2
Sovereign	0.2
Medical — Hospitals	0.2
Casino Hotels	0.2
Disposable Medical Products	0.2
Machinery — Construction & Mining	0.2
Internet Content — Entertainment	0.2
Web Portals/ISP	0.2
Security Services	0.2
Hotels/Motels	0.2
Audio/Video Products	0.2
Telecom Services	0.2
Finance — Leasing Companies	0.2
Special Purpose Entities	0.2
Instruments — Controls	0.2
Insurance — Reinsurance	0.2
Retail — Automobile	0.2
Engineering/R&D Services	0.2
Machinery — General Industrial	0.2
Metal — Copper	0.2
Agricultural Chemicals	0.2
Municipal Bonds & Notes	0.2
Machinery — Electrical	0.2
Software Tools	0.2
Food — Confectionery	0.2
U.S. Government Treasuries	0.2
Finance — Consumer Loans	0.2
Food — Wholesale/Distribution	0.2
Networking Products	0.1
United States Treasury Bonds	0.1
Oil & Gas Drilling	0.1
Real Estate Operations & Development	0.1
Schools	0.1
Banks — Export/Import	0.1
Electronic Measurement Instruments	0.1
Banks — Fiduciary	0.1
Human Resources	0.1
Data Processing/Management	0.1
Oil Field Machinery & Equipment	0.1
Cruise Lines	0.1
Metal Processors & Fabrication	0.1
Advertising Services	0.1
Publishing — Newspapers	0.1
Coal	0.1
Office Supplies & Forms	0.1
Agricultural Operations	0.1
Footwear & Related Apparel	0.1
Finance — Commercial	0.1
Containers — Paper/Plastic	0.1
Building & Construction — Misc.	0.1
Medical — Generic Drugs	0.1
Printing — Commercial	0.1
Independent Power Producers	0.1
Insurance — Mutual	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Internet Security	0.1%
Food — Dairy Products	0.1
Distribution/Wholesale	0.1
Rubber — Tires	0.1
Investment Companies	0.1
Medical — Wholesale Drug Distribution	0.1
Soap & Cleaning Preparation	0.1
SupraNational Banks	0.1
Cellular Telecom	0.1
Tools — Hand Held	0.1
Transport — Truck	0.1
Wireless Equipment	0.1
Industrial Automated/Robotic	0.1
Computers — Integrated Systems	0.1
Medical — Outpatient/Home Medical	0.1
Photo Equipment & Supplies	0.1
Steel Pipe & Tube	0.1
Auto — Heavy Duty Trucks	0.1
Industrial Gases	0.1
Building — Maintenance & Services	0.1
Wire & Cable Products	0.1
Insurance Brokers	0.1
Telecommunication Equipment	0.1
Metal — Aluminum	0.1
Dialysis Centers	0.1
Resorts/Theme Parks	0.1
Transactional Software	0.1
Specified Purpose Acquisitions	0.1
Toys	0.1
Finance — Auto Loans	0.1
Dental Supplies & Equipment	0.1
Web Hosting/Design	0.1
Textile — Products	0.1
Filtration/Separation Products	0.1
Building Products — Doors & Windows	0.1
Publishing — Periodicals	0.1
Electric — Distribution	0.1
Regional Authority	0.1
Transport — Marine	0.1
Entertainment Software	0.1
Computers — Periphery Equipment	0.1
Electronics — Military	0.1
Transport — Equipment & Leasing	0.1
Building & Construction Products — Misc.	0.1
Home Furnishings	0.1
Gold Mining	0.1

108.8%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 56.1%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	701	$14,223
Omnicom Group, Inc.	10,743	830,112

		844,335

Advertising Services — 0.1%
Dentsu, Inc.	2,700	101,475
Publicis Groupe SA	1,039	76,354
Sizmek, Inc.†	422	2,418

		180,247

Aerospace/Defense — 1.3%
Aerovironment, Inc.†	357	9,893
BAE Systems PLC	17,990	135,364
Boeing Co.	10,374	1,393,851
Cubic Corp.	396	20,374
Lockheed Martin Corp.	1,349	258,414
National Presto Industries, Inc.#	84	4,927
Northrop Grumman Corp.	1,674	235,917
Raytheon Co.	883	94,216
Teledyne Technologies, Inc.†	680	72,699
Thales SA	348	18,477

		2,244,132

Aerospace/Defense - Equipment — 0.3%
AAR Corp.	686	17,582
Airbus Group NV	1,435	87,484
Curtiss-Wright Corp.	879	62,321
GenCorp, Inc.†#	1,053	17,585
IHI Corp.#	26,000	131,457
Kaman Corp.	492	19,355
Moog, Inc., Class A†	741	53,930
Orbital Sciences Corp.†	1,093	29,752
United Technologies Corp.	369	40,620

		460,086

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,080	289,602
Intrepid Potash, Inc.†#	1,001	14,284

		303,886

Agricultural Operations — 0.1%
Andersons, Inc.	478	25,831
Archer-Daniels-Midland Co.	3,187	167,891

		193,722

Airlines — 0.1%
Allegiant Travel Co.†	255	35,766
Delta Air Lines, Inc.	2,870	133,943
easyJet PLC	342	8,842
SkyWest, Inc.	899	11,237
Southwest Airlines Co.	596	24,925

		214,713

Airport Development/Maintenance — 0.0%
Aeroports de Paris	578	70,978

Apparel Manufacturers — 0.2%
Burberry Group PLC	5,848	150,914
Christian Dior SA	700	134,135
G-III Apparel Group, Ltd.†	342	30,264
Michael Kors Holdings, Ltd.†	471	36,130
Oxford Industries, Inc.	265	17,551
Quiksilver, Inc.†#	2,338	4,769

		373,763

Security Description	Shares	Value (Note 2)

Appliances — 0.0%
iRobot Corp.†	524	$19,084

Applications Software — 0.8%
Citrix Systems, Inc.†	748	49,600
Dealertrack Technologies, Inc.†	798	37,634
Ebix, Inc.#	594	9,629
Epiq Systems, Inc.	545	8,360
Intuit, Inc.	3,666	344,127
Microsoft Corp.	20,447	977,571
Progress Software Corp.†	933	24,062
Tangoe, Inc.†	643	8,362

		1,459,345

Athletic Footwear — 0.0%
adidas AG	602	48,315

Audio/Video Products — 0.2%
Daktronics, Inc.	693	8,267
DTS, Inc.†	302	9,740
Harman International Industries, Inc.	75	8,140
Panasonic Corp.	13,500	174,338
Sony Corp.	6,300	138,030
Universal Electronics, Inc.†	281	17,003
VOXX International Corp.†	346	2,910

		358,428

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	575	31,504

Auto - Cars/Light Trucks — 1.0%
Bayerische Motoren Werke AG	1,493	170,819
Daimler AG	1,033	87,147
Fiat Chrysler Automobiles NV†#	271	3,382
Fuji Heavy Industries, Ltd.#	4,800	174,656
Honda Motor Co., Ltd.	7,400	222,711
Isuzu Motors, Ltd.	5,700	74,402
Nissan Motor Co., Ltd.#	7,300	68,190
Suzuki Motor Corp.	3,300	104,267
Toyota Motor Corp.	12,400	764,250

		1,669,824

Auto/Truck Parts & Equipment-Original — 0.4%
Aisin Seiki Co., Ltd.	2,500	89,429
Delphi Automotive PLC	2,665	194,412
Denso Corp.	1,700	79,406
GKN PLC	7,469	40,336
Sumitomo Electric Industries, Ltd.	4,700	61,131
Superior Industries International, Inc.	430	7,792
Titan International, Inc.#	967	9,573
Toyota Industries Corp.	2,600	129,923

		612,002

Auto/Truck Parts & Equipment-Replacement — 0.0%
Dorman Products, Inc.†	566	26,789
Standard Motor Products, Inc.	376	14,344

		41,133

Banks - Commercial — 1.6%
Banco de Sabadell SA#	8,688	24,659
Banco Popular Espanol SA	4,078	22,428
Banco Santander SA	20,404	184,043
Bank of Kyoto, Ltd.	11,000	92,509
Bank of the Ozarks, Inc.	1,164	42,137
Bank of Yokohama, Ltd.	21,000	118,387
Bankia SA†	5,049	8,858
Banner Corp.	353	14,540

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
BBCN Bancorp, Inc.	1,434	$19,961
CaixaBank SA	2,689	14,859
Cardinal Financial Corp.	581	10,615
Chiba Bank, Ltd.	11,000	73,136
City Holding Co.	283	12,376
Columbia Banking System, Inc.	955	26,234
Community Bank System, Inc.	732	27,077
CVB Financial Corp.	1,756	26,638
Danske Bank A/S	2,595	73,771
DNB ASA	2,807	46,486
Erste Group Bank AG	785	21,274
First BanCorp†	1,864	9,562
First Commonwealth Financial Corp.	1,701	15,445
First Financial Bancorp	1,104	19,552
First Financial Bankshares, Inc.#	1,168	35,238
First Midwest Bancorp, Inc.	1,359	22,736
FNB Corp.	3,169	39,898
Glacier Bancorp, Inc.	1,344	36,799
Hanmi Financial Corp.	588	11,819
Home BancShares, Inc.	1,055	33,412
Independent Bank Corp.	429	17,001
Intesa Sanpaolo SpA	37,406	115,337
Joyo Bank, Ltd.#	19,000	95,905
KBC Groep NV†	1,716	98,220
MB Financial, Inc.	1,169	36,823
Mizuho Financial Group, Inc.	87,400	150,613
National Penn Bancshares, Inc.	2,256	23,011
NBT Bancorp, Inc.	792	19,253
Old National Bancorp	1,947	27,647
Pinnacle Financial Partners, Inc.	600	22,602
PrivateBancorp, Inc.	1,282	40,319
Regions Financial Corp.	23,752	239,183
S&T Bancorp, Inc.	537	14,757
Simmons First National Corp., Class A	292	11,817
Sumitomo Mitsui Financial Group, Inc.	5,500	207,403
Sumitomo Mitsui Trust Holdings, Inc.#	21,000	87,313
Susquehanna Bancshares, Inc.	3,384	44,567
Swedbank AB, Class A	6,085	159,648
Texas Capital Bancshares, Inc.†	832	45,868
Tompkins Financial Corp.	213	10,445
TrustCo Bank Corp.	1,707	11,625
UMB Financial Corp.	689	38,233
Unione di Banche Italiane SCpA	1,758	13,519
United Bankshares, Inc.#	1,161	40,519
United Community Banks, Inc.	823	14,485
ViewPoint Financial Group, Inc.	649	15,472
Westamerica Bancorporation#	476	23,134
Wilshire Bancorp, Inc.	1,257	12,042
Wintrust Financial Corp.	850	37,986

		2,759,196

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	1,451	18,515

Banks - Super Regional — 2.2%
Capital One Financial Corp.	10,904	907,213
Comerica, Inc.	2,935	136,800
Fifth Third Bancorp	15,272	307,273
KeyCorp	10,217	137,929
SunTrust Banks, Inc.	9,574	376,162
Wells Fargo & Co.	38,043	2,072,583

		3,937,960

Batteries/Battery Systems — 0.0%
EnerSys	842	51,135

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic — 0.4%
Coca-Cola Co.	318	$14,256
Coca-Cola Enterprises, Inc.	1,395	61,296
Monster Beverage Corp.†	2,293	257,160
PepsiCo, Inc.	3,704	370,771

		703,483

Brewery — 0.3%
Anheuser-Busch InBev NV	40	4,702
Asahi Group Holdings, Ltd.	2,900	90,480
Boston Beer Co., Inc., Class A†	160	42,075
Carlsberg A/S, Class B	977	87,080
Heineken Holding NV	2,028	138,764
Heineken NV	2,006	157,876
Kirin Holdings Co., Ltd.#	6,500	83,448

		604,425

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class C†	1,632	55,504

Building & Construction Products - Misc. — 0.1%
Drew Industries, Inc.	431	20,300
Geberit AG	25	8,714
Gibraltar Industries, Inc.†	540	7,749
Quanex Building Products Corp.	677	13,391
Simpson Manufacturing Co., Inc.	742	24,634

		74,788

Building & Construction - Misc. — 0.1%
Aegion Corp.†	692	13,182
Bouygues SA	565	21,270
Comfort Systems USA, Inc.	694	9,973
Dycom Industries, Inc.†	614	18,782
Ferrovial SA#	3,930	80,589
Hochtief AG	137	10,329

		154,125

Building Products - Air & Heating — 0.0%
AAON, Inc.	756	15,664

Building Products - Cement — 0.0%
Headwaters, Inc.†	1,333	18,662

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	527	23,836
Asahi Glass Co., Ltd.#	11,000	53,114
Griffon Corp.	774	9,636
PGT, Inc.†	863	8,121

		94,707

Building Products - Wood — 0.0%
Boise Cascade Co.†	719	25,661
Universal Forest Products, Inc.	360	17,187

		42,848

Building - Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA	868	30,690
Orion Marine Group, Inc.†	494	5,424

		36,114

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	938	25,411
Babcock International Group PLC	6,018	107,016

		132,427

Building - Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	481	12,112

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Residential/Commercial — 0.7%
D.R. Horton, Inc.	29,675	$756,416
Daiwa House Industry Co., Ltd.#	4,800	91,433
M/I Homes, Inc.†	442	10,131
Meritage Homes Corp.†	663	26,003
Persimmon PLC	1,217	29,179
Ryland Group, Inc.	841	32,908
Sekisui Chemical Co., Ltd.	8,000	99,570
Sekisui House, Ltd.#	6,500	87,309
Standard Pacific Corp.†	2,708	20,446

		1,153,395

Cable/Satellite TV — 0.6%
Cablevision Systems Corp., Class A	1,535	31,191
Comcast Corp., Class A	10,149	578,899
DIRECTV†	796	69,817
Sky PLC	10,016	145,998
Time Warner Cable, Inc.	1,035	154,505

		980,410

Casino Hotels — 0.0%
Boyd Gaming Corp.†	1,423	18,186
Monarch Casino & Resort, Inc.†	197	3,262

		21,448

Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	542	19,669
Scientific Games Corp., Class A†#	863	13,066

		32,735

Cellular Telecom — 0.1%
NTELOS Holdings Corp.	258	2,167
NTT DOCOMO, Inc.	5,400	84,252
Vodafone Group PLC	14,582	53,355

		139,774

Chemicals - Diversified — 1.6%
Aceto Corp.	477	10,017
Akzo Nobel NV	1,319	91,187
Arkema SA#	1,254	85,383
Asahi Kasei Corp.	16,000	139,142
BASF SE	1,179	107,108
Dow Chemical Co.	9,402	457,596
E.I. du Pont de Nemours & Co.	14,867	1,061,504
FMC Corp.	253	13,763
Innophos Holdings, Inc.	391	21,145
K+S AG	652	19,580
Koppers Holdings, Inc.	372	10,855
Kuraray Co., Ltd.	7,900	96,195
LyondellBasell Industries NV, Class A	2,908	229,325
Mitsubishi Chemical Holdings Corp.	16,400	84,508
PPG Industries, Inc.	1,343	293,875
Shin-Etsu Chemical Co., Ltd.	1,900	127,926

		2,849,109

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	773	19,054

Chemicals - Other — 0.0%
American Vanguard Corp.#	452	4,922

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	526	20,125

Chemicals - Specialty — 0.1%
Balchem Corp.	558	36,270
Calgon Carbon Corp.†	958	19,553
H.B. Fuller Co.	904	39,044

Security Description	Shares	Value (Note 2)

Chemicals - Specialty (continued)
Hawkins, Inc.	167	$6,587
Kraton Performance Polymers, Inc.†	588	10,819
Lonza Group AG	54	6,352
OM Group, Inc.	583	15,863
Quaker Chemical Corp.	240	19,543
Stepan Co.	343	14,200
Zep, Inc.	420	5,716

		173,947

Circuit Boards — 0.0%
Park Electrochemical Corp.	384	9,446
TTM Technologies, Inc.†	1,008	6,814

		16,260

Coal — 0.0%
Arch Coal, Inc.#	3,908	8,676
Cloud Peak Energy, Inc.†	1,104	12,884
SunCoke Energy, Inc.	1,259	25,595

		47,155

Commercial Services — 0.0%
Edenred	581	16,765
Healthcare Services Group, Inc.#	1,266	38,183
Medifast, Inc.†	214	6,313
Providence Service Corp.†	216	8,452

		69,713

Commercial Services - Finance — 0.3%
Cardtronics, Inc.†	809	31,680
Green Dot Corp., Class A†	647	14,241
Heartland Payment Systems, Inc.	646	35,220
MasterCard, Inc., Class A	3,825	333,884
McGraw Hill Financial, Inc.	951	88,881

		503,906

Communications Software — 0.0%
Digi International, Inc.†	470	3,356

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	704	19,459

Computer Services — 0.7%
Accenture PLC, Class A	476	41,093
AtoS	555	39,453
CACI International, Inc., Class A†	424	37,817
Ciber, Inc.†	1,231	3,730
Cognizant Technology Solutions Corp., Class A†	2,856	154,195
Computer Sciences Corp.	1,460	92,535
Engility Holdings, Inc.†	320	13,456
ExlService Holdings, Inc.†	568	15,921
iGATE Corp.†	647	23,907
Insight Enterprises, Inc.†	726	17,010
International Business Machines Corp.	3,826	620,462
LivePerson, Inc.†	864	11,180
Manhattan Associates, Inc.†	1,360	53,802
MAXIMUS, Inc.	1,225	64,178
Sykes Enterprises, Inc.†	705	16,335
TeleTech Holdings, Inc.†	330	7,712
Virtusa Corp.†	469	18,793

		1,231,579

Computer Software — 0.0%
Blackbaud, Inc.	832	35,310

Computers — 2.2%
Apple, Inc.	29,221	3,475,254
Hewlett-Packard Co.	8,473	330,955

		3,806,209

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	273	$3,353
Fujitsu, Ltd.	13,000	74,284
Mercury Systems, Inc.†	584	7,545
MTS Systems Corp.	269	17,843
NetScout Systems, Inc.†	672	25,637
Super Micro Computer, Inc.†	626	20,833

		149,495

Computers - Memory Devices — 0.2%
EMC Corp.	10,983	333,334
NetApp, Inc.	1,628	69,271

		402,605

Computers - Periphery Equipment — 0.1%
Electronics for Imaging, Inc.†	848	37,694
Synaptics, Inc.†	670	42,203

		79,897

Consulting Services — 0.0%
Forrester Research, Inc.	225	8,935
Navigant Consulting, Inc.†	886	12,404

		21,339

Consumer Products-Misc. — 0.4%
Central Garden and Pet Co., Class A†	745	6,146
Clorox Co.	1,921	195,212
Helen of Troy, Ltd.†	482	31,166
Kimberly-Clark Corp.	3,132	365,160
WD-40 Co.	252	19,177

		616,861

Containers - Metal/Glass — 0.1%
Ball Corp.	3,706	248,561

Containers - Paper/Plastic — 0.0%
Bemis Co., Inc.	824	32,911

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	2,667	26,083
Inter Parfums, Inc.	297	7,618
Kao Corp.	3,200	118,541
Procter & Gamble Co.	2,169	196,143
Unilever NV CVA	1,432	58,364

		406,749

Data Processing/Management — 0.1%
CSG Systems International, Inc.	617	15,499
Dun & Bradstreet Corp.	577	73,250
Fidelity National Information Services, Inc.	1,971	120,606

		209,355

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	298	13,479

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	2,092	115,018

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,309	11,951

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	750	12,337

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	2,349	127,422

Direct Marketing — 0.0%
Harte-Hanks, Inc.	835	5,110

Security Description	Shares	Value (Note 2)

Disposable Medical Products — 0.2%
C.R. Bard, Inc.	2,223	$372,019
ICU Medical, Inc.†	242	20,253
Merit Medical Systems, Inc.†	753	11,144

		403,416

Distribution/Wholesale — 0.1%
MWI Veterinary Supply, Inc.†	232	37,913
Pool Corp.	806	47,885
ScanSource, Inc.†	515	20,013
United Stationers, Inc.	715	29,358

		135,169

Diversified Banking Institutions — 2.4%
Bank of America Corp.	55,375	943,590
BNP Paribas SA	3,457	221,788
Credit Agricole SA	4,543	63,906
Credit Suisse Group AG	1,087	29,062
Goldman Sachs Group, Inc.	301	56,711
HSBC Holdings PLC	40,001	398,517
JPMorgan Chase & Co.	15,321	921,711
Mitsubishi UFJ Financial Group, Inc.	53,500	309,450
Morgan Stanley	33,269	1,170,403
Natixis SA	5,440	38,461

		4,153,599

Diversified Manufacturing Operations — 1.0%
3M Co.	2,636	421,997
Actuant Corp., Class A	1,185	34,792
AZZ, Inc.	461	20,644
Barnes Group, Inc.	892	32,763
Dover Corp.	8,883	683,902
EnPro Industries, Inc.†	433	27,937
Fabrinet†	529	8,872
Federal Signal Corp.	1,134	16,919
General Electric Co.	6,042	160,053
Illinois Tool Works, Inc.	2,805	266,279
LSB Industries, Inc.†	346	11,442
Lydall, Inc.†	304	8,077
Pentair PLC	163	10,548
Siemens AG	101	11,959
Standex International Corp.	231	16,856
Toshiba Corp.#	22,000	97,792
Tredegar Corp.	442	8,106

		1,838,938

Diversified Minerals — 0.2%
Anglo American PLC	5,981	123,617
BHP Billiton PLC	7,186	170,494
US Silica Holdings, Inc.#	982	30,855

		324,966

Diversified Operations/Commercial Services — 0.0%
Bunzl PLC	378	10,559
Viad Corp.	375	9,011

		19,570

Drug Delivery Systems — 0.0%
Depomed, Inc.†	1,039	16,094

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	312	105,656
ASOS PLC	210	8,024
Blue Nile, Inc.†	227	7,863
eBay, Inc.†	1,388	76,173
FTD Cos., Inc.†	342	11,854

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products (continued)
Stamps.com, Inc.†	257	$12,143

		221,713

E-Commerce/Services — 0.2%
Expedia, Inc.	1,675	145,909
Priceline Group, Inc.†	187	216,956

		362,865

E-Marketing/Info — 0.0%
comScore, Inc.†	623	27,393
Liquidity Services, Inc.†	472	4,961
QuinStreet, Inc.†	564	2,555

		34,909

E-Services/Consulting — 0.0%
Perficient, Inc.†	613	10,611

Electric Products - Misc. — 0.3%
Emerson Electric Co.	4,033	257,104
Hitachi, Ltd.	25,000	193,077
Littelfuse, Inc.	405	38,933

		489,114

Electric - Generation — 0.2%
AES Corp.	20,070	278,371
Electricite de France SA#	719	21,539
Enel Green Power SpA	9,135	21,994

		321,904

Electric - Integrated — 0.6%
ALLETE, Inc.	715	36,444
Ameren Corp.	1,751	75,486
Avista Corp.	1,085	37,378
Duke Energy Corp.	1,531	123,858
E.ON SE	5,076	90,035
El Paso Electric Co.	730	27,616
Enel SpA	19,125	92,333
Entergy Corp.	560	46,984
Exelon Corp.	8,156	295,002
GDF Suez	4,214	103,900
Iberdrola SA	9,046	66,928
NorthWestern Corp.	837	44,553
Pinnacle West Capital Corp.	338	21,372
RWE AG	564	20,443
UIL Holdings Corp.	1,019	40,556

		1,122,888

Electronic Components - Misc. — 0.7%
Bel Fuse, Inc., Class B	186	4,925
Benchmark Electronics, Inc.†	975	23,186
Corning, Inc.	339	7,126
CTS Corp.	591	10,153
Hoya Corp.	4,900	174,248
Jabil Circuit, Inc.	18,454	382,920
Knowles Corp.†	3,349	69,961
Koninklijke Philips NV	3,666	110,642
Kyocera Corp.#	2,000	97,935
Methode Electronics, Inc.	696	26,970
Murata Manufacturing Co., Ltd.#	1,300	140,495
OSI Systems, Inc.†	338	23,853
Plexus Corp.†	613	23,913
Rogers Corp.†	323	22,875
Sanmina Corp.†	1,507	37,072

		1,156,274

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 0.8%
ARM Holdings PLC	2,621	$37,488
Broadcom Corp., Class A	5,840	251,879
CEVA, Inc.†	397	6,832
Diodes, Inc.†	658	17,496
DSP Group, Inc.†	388	4,198
Entropic Communications, Inc.†	1,526	3,632
Intel Corp.	9,712	361,772
Kopin Corp.†	1,056	3,601
Microsemi Corp.†	1,740	47,328
Monolithic Power Systems, Inc.	657	31,621
NVIDIA Corp.	4,073	85,411
QLogic Corp.†	1,590	18,349
Texas Instruments, Inc.	8,642	470,298

		1,339,905

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,156	92,147
Badger Meter, Inc.	260	14,323
ESCO Technologies, Inc.	478	17,218
FARO Technologies, Inc.†	310	17,028
Keyence Corp.	200	92,391

		233,107

Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	138	6,746
Taser International, Inc.†#	961	20,642

		27,388

Electronics - Military — 0.1%
Safran SA	1,194	77,301

Energy - Alternate Sources — 0.0%
FutureFuel Corp.	422	4,710
Green Plains, Inc.	624	18,726

		23,436

Engineering/R&D Services — 0.2%
ABB, Ltd.	3,980	89,388
EMCOR Group, Inc.	1,223	53,017
Exponent, Inc.	236	17,950
Fluor Corp.	2,602	161,298

		321,653

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	857	17,183

Enterprise Software/Service — 0.6%
Digital River, Inc.†	583	14,802
ManTech International Corp., Class A	435	13,102
MedAssets, Inc.†	1,100	21,274
MicroStrategy, Inc., Class A†	164	28,165
Omnicell, Inc.†	668	21,510
Oracle Corp.	21,019	891,416
SAP SE	70	4,937
SYNNEX Corp.	508	36,292
Tyler Technologies, Inc.†	599	65,039

		1,096,537

Entertainment Software — 0.1%
Electronic Arts, Inc.†	1,048	46,039
Take-Two Interactive Software, Inc.†	1,523	42,126

		88,165

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	1,173	31,882

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Filtration/Separation Products — 0.1%
Alfa Laval AB#	4,844	$96,421

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†	425	18,236
Enova International, Inc.†	482	11,086
PRA Group, Inc.†	913	53,429
World Acceptance Corp.†#	166	12,671

		95,422

Finance - Credit Card — 0.3%
Visa, Inc., Class A	1,688	435,825

Finance - Investment Banker/Broker — 0.3%
Daiwa Securities Group, Inc.#	13,000	104,497
Evercore Partners, Inc., Class A	662	33,431
FXCM, Inc., Class A#	754	12,139
Greenhill & Co., Inc.#	477	21,141
Interactive Brokers Group, Inc., Class A	1,041	28,440
Investment Technology Group, Inc.†	637	12,581
Nomura Holdings, Inc.	18,000	108,300
Piper Jaffray Cos.†	293	16,818
Schroders PLC	1,249	52,645
Stifel Financial Corp.†	1,198	58,139
SWS Group, Inc.†#	643	4,495

		452,626

Finance - Leasing Companies — 0.1%
ORIX Corp.	7,400	97,621

Finance - Other Services — 0.2%
CME Group, Inc.	2,539	214,901
Deutsche Boerse AG	785	57,385
MarketAxess Holdings, Inc.	682	44,719
WageWorks, Inc.†	597	34,877

		351,882

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.#	352	13,408

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	120	3,246
TreeHouse Foods, Inc.†	767	62,089

		65,335

Food - Catering — 0.0%
Compass Group PLC	1,030	17,559

Food - Confectionery — 0.2%
Chocoladefabriken Lindt & Sprungli AG (Participation Certificate)	11	55,435
Hershey Co.	2,042	204,772

		260,207

Food - Meat Products — 0.3%
Darling Ingredients, Inc.†	3,003	55,856
Hormel Foods Corp.	7,344	389,819
Tyson Foods, Inc., Class A	1,638	69,353

		515,028

Food - Misc./Diversified — 1.8%
Ajinomoto Co., Inc.	6,000	112,017
Associated British Foods PLC	2,525	126,490
B&G Foods, Inc.	969	27,733
Cal-Maine Foods, Inc.#	540	22,615
Calbee, Inc.	2,300	79,658
Diamond Foods, Inc.†	481	14,329
General Mills, Inc.	4,014	211,739
J&J Snack Foods Corp.	272	28,574

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified (continued)
Kellogg Co.	9,122	$604,332
Kerry Group PLC, Class A	133	9,878
Kraft Foods Group, Inc.	11,966	719,994
Mondelez International, Inc., Class A	18,126	710,539
Nestle SA	4,199	315,441
Orkla ASA	3,854	28,598
Snyder’s-Lance, Inc.	948	28,705
Tate & Lyle PLC	9,748	92,009
Unilever PLC	775	32,799

		3,165,450

Food - Retail — 0.2%
Carrefour SA	2,399	75,955
Casino Guichard Perrachon SA	479	46,186
Colruyt SA	1,299	60,451
Koninklijke Ahold NV	4,621	81,677
Metro AG†	275	9,345
Nutrisystem, Inc.	512	9,713
Seven & I Holdings Co., Ltd.	3,600	134,314

		417,641

Food - Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	253	10,864
SpartanNash Co.	681	15,888
Sysco Corp.	1,814	73,031

		99,783

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,546	20,531
Iconix Brand Group, Inc.†	876	35,399
Skechers U.S.A., Inc., Class A†	738	45,320
Steven Madden, Ltd.†	1,048	35,737
Wolverine World Wide, Inc.	1,851	56,474

		193,461

Forestry — 0.0%
Deltic Timber Corp.	196	12,201

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	528	24,325

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	1,069	26,607

Garden Products — 0.0%
Toro Co.	1,008	66,205

Gas - Distribution — 0.5%
AGL Resources, Inc.	4,307	225,299
Enagas SA	1,477	49,493
Gas Natural SDG SA	1,895	53,714
Laclede Group, Inc.	787	39,925
New Jersey Resources Corp.	761	44,062
Northwest Natural Gas Co.	489	22,743
Osaka Gas Co., Ltd.	28,000	107,097
Piedmont Natural Gas Co., Inc.	1,429	53,559
South Jersey Industries, Inc.	604	34,476
Southwest Gas Corp.	839	48,570
Tokyo Gas Co., Ltd.	21,000	114,529

		793,467

Golf — 0.0%
Callaway Golf Co.	1,396	10,344

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	392	15,609

Health Care Cost Containment — 0.0%
CorVel Corp.†	164	5,684

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Home Furnishings — 0.1%
American Woodmark Corp.†	219	$8,723
Ethan Allen Interiors, Inc.	470	13,917
La-Z-Boy, Inc.	945	24,560
Select Comfort Corp.†	987	25,998

		73,198

Hotels/Motels — 0.2%
Accor SA	1,272	60,042
Marcus Corp.	322	5,300
Starwood Hotels & Resorts Worldwide, Inc.	952	75,208
Wyndham Worldwide Corp.	2,645	220,487

		361,037

Human Resources — 0.1%
Adecco SA	1,132	79,530
AMN Healthcare Services, Inc.†	856	14,655
CDI Corp.	238	4,089
Cross Country Healthcare, Inc.†	516	5,506
Heidrick & Struggles International, Inc.	300	6,006
Insperity, Inc.	420	13,713
Kelly Services, Inc., Class A#	542	8,368
Korn/Ferry International†	898	24,381
Monster Worldwide, Inc.†	1,678	7,299
On Assignment, Inc.†	894	27,473
Resources Connection, Inc.	697	10,573
TrueBlue, Inc.†	745	17,098

		218,691

Identification Systems — 0.0%
Brady Corp., Class A	868	21,700
Checkpoint Systems, Inc.†	748	9,544

		31,244

Import/Export — 0.3%
ITOCHU Corp.#	8,900	102,447
Marubeni Corp.	13,700	86,388
Mitsubishi Corp.	4,800	90,807
Mitsui & Co., Ltd.	8,900	122,809
Sumitomo Corp.	8,200	87,480

		489,931

Independent Power Producers — 0.0%
NRG Energy, Inc.	1,670	52,204

Industrial Automated/Robotic — 0.1%
FANUC Corp.#	900	151,833

Industrial Gases — 0.1%
Air Liquide SA	797	100,361
Praxair, Inc.	315	40,439

		140,800

Instruments - Controls — 0.2%
Honeywell International, Inc.	2,959	293,148
Watts Water Technologies, Inc., Class A	516	31,197

		324,345

Instruments - Scientific — 0.3%
PerkinElmer, Inc.	11,193	508,946

Insurance Brokers — 0.0%
eHealth, Inc.†	322	8,330

Insurance - Life/Health — 0.4%
Aflac, Inc.	3,093	184,745
American Equity Investment Life Holding Co.	1,355	36,585
Aviva PLC	8,378	66,564
Dai-ichi Life Insurance Co., Ltd.	5,500	79,787

Security Description	Shares	Value (Note 2)

Insurance - Life/Health (continued)
Prudential Financial, Inc.	3,437	$292,076
Swiss Life Holding AG	21	4,814
Unum Group	1,992	66,174

		730,745

Insurance - Multi-line — 0.5%
ACE, Ltd.	2,323	265,612
Allstate Corp.	3,300	224,895
Assicurazioni Generali SpA	4,597	99,471
AXA SA	5,725	138,305
Baloise Holding AG	1,037	135,511
CNP Assurances	1,538	28,495
Horace Mann Educators Corp.	732	22,912
MetLife, Inc.	384	21,354
United Fire Group, Inc.	394	10,981

		947,536

Insurance - Property/Casualty — 0.4%
Admiral Group PLC	614	11,908
AMERISAFE, Inc.	336	14,008
Employers Holdings, Inc.	580	11,762
HCI Group, Inc.	170	6,873
Infinity Property & Casualty Corp.	207	15,041
Meadowbrook Insurance Group, Inc.	817	4,975
MS&AD Insurance Group Holdings, Inc.	3,300	77,056
Navigators Group, Inc.†	192	14,025
ProAssurance Corp.	1,064	47,976
Progressive Corp.	6,895	187,820
RLI Corp.	675	31,003
Safety Insurance Group, Inc.	231	13,749
Selective Insurance Group, Inc.	1,014	27,145
Sompo Japan Nipponkoa Holdings, Inc.	3,200	79,346
Stewart Information Services Corp.	406	14,409
Tokio Marine Holdings, Inc.	3,800	124,260
Travelers Cos., Inc.	595	62,148
Universal Insurance Holdings, Inc.	502	9,739

		753,243

Insurance - Reinsurance — 0.2%
Berkshire Hathaway, Inc., Class B†	1,306	194,189
Swiss Re AG	1,494	127,781

		321,970

Internet Content - Entertainment — 0.2%
Facebook, Inc., Class A†	4,963	385,625

Internet Content - Information/News — 0.0%
Dice Holdings, Inc.†	680	7,392
HealthStream, Inc.†	386	11,059
XO Group, Inc.†	457	6,626

		25,077

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	282	36,432

Internet Security — 0.1%
Symantec Corp.	2,890	75,400
Trend Micro, Inc.#	3,000	91,135
VASCO Data Security International, Inc.†	524	15,615

		182,150

Internet Telephone — 0.0%
j2 Global, Inc.	827	46,759

Investment Companies — 0.1%
Groupe Bruxelles Lambert SA	749	67,802
Pargesa Holding SA BR	1,260	100,330

		168,132

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.9%
Aberdeen Asset Management PLC	7,691	$54,117
Affiliated Managers Group, Inc.†	817	166,333
Ameriprise Financial, Inc.	1,754	231,125
BlackRock, Inc.	1,014	364,107
Calamos Asset Management, Inc., Class A	349	4,708
Financial Engines, Inc.#	944	30,850
Franklin Resources, Inc.	1,685	95,809
Legg Mason, Inc.	9,434	535,379
Old Mutual PLC	13,400	41,978
Partners Group Holding AG	228	65,514
Virtus Investment Partners, Inc.	128	19,712

		1,609,632

Lasers - System/Components — 0.0%
Coherent, Inc.†	448	24,801
Electro Scientific Industries, Inc.	459	3,291
II-VI, Inc.†	984	13,058
Newport Corp.†	706	12,433
Rofin-Sinar Technologies, Inc.†	509	13,702

		67,285

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	360	23,436
UniFirst Corp.	285	31,803

		55,239

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.#	338	13,273
Atlas Copco AB, Class B	2,187	58,112
Caterpillar, Inc.	1,817	182,790
Joy Global, Inc.	347	17,017
Komatsu, Ltd.#	5,000	118,438

		389,630

Machinery - Electrical — 0.2%
Franklin Electric Co., Inc.	706	26,518
Mitsubishi Electric Corp.	11,000	132,228
SMC Corp.#	400	109,918

		268,664

Machinery - Farming — 0.1%
Kubota Corp.#	8,000	125,052
Lindsay Corp.#	233	20,488

		145,540

Machinery - General Industrial — 0.2%
Albany International Corp., Class A	513	19,171
Alstom SA†	1,042	36,466
Applied Industrial Technologies, Inc.	758	35,543
DXP Enterprises, Inc.†	235	13,809
Hexagon AB, Class B	2,764	87,866
Mitsubishi Heavy Industries, Ltd.	18,000	105,054
Tennant Co.	334	22,528

		320,437

Medical Imaging Systems — 0.0%
Analogic Corp.	227	16,535

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	190	11,160
Medidata Solutions, Inc.†	986	42,112
Quality Systems, Inc.	812	11,961

		65,233

Security Description	Shares	Value (Note 2)

Medical Instruments — 0.3%
Abaxis, Inc.#	378	$21,697
AngioDynamics, Inc.†	463	8,103
CONMED Corp.	485	20,579
CryoLife, Inc.	471	4,757
Edwards Lifesciences Corp.†	552	71,583
Integra LifeSciences Holdings Corp.†	458	22,552
Medtronic, Inc.	5,193	383,607
Natus Medical, Inc.†	589	20,161
NuVasive, Inc.†	849	37,297
SurModics, Inc.†	229	4,811

		595,147

Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	446	12,622
Quest Diagnostics, Inc.	2,938	191,881

		204,503

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	395	10,890

Medical Products — 0.2%
ABIOMED, Inc.†	645	22,910
Becton Dickinson and Co.	213	29,890
Cantel Medical Corp.	642	27,953
Cyberonics, Inc.†	486	25,880
Greatbatch, Inc.†	445	22,059
Haemonetics Corp.†	937	34,603
Hanger, Inc.†	636	13,642
Invacare Corp.	539	8,155
Luminex Corp.†	693	12,821
Sonova Holding AG	387	58,586
Terumo Corp.#	3,700	84,183
West Pharmaceutical Services, Inc.	1,289	67,041

		407,723

Medical - Biomedical/Gene — 0.7%
Acorda Therapeutics, Inc.†	746	27,192
Alexion Pharmaceuticals, Inc.†	605	117,914
Amgen, Inc.	933	154,234
Biogen Idec, Inc.†	1,278	393,228
Cambrex Corp.†	568	12,922
Emergent Biosolutions, Inc.†	524	13,027
Gilead Sciences, Inc.†	3,201	321,124
Ligand Pharmaceuticals, Inc.†	345	18,578
Medicines Co.†	1,168	31,314
Momenta Pharmaceuticals, Inc.†	834	9,783
Repligen Corp.†	533	12,190
Spectrum Pharmaceuticals, Inc.†#	1,023	7,376
Vertex Pharmaceuticals, Inc.†	746	87,938

		1,206,820

Medical - Drugs — 3.2%
Abbott Laboratories	4,977	221,526
AbbVie, Inc.	10,599	733,451
Actelion, Ltd.	567	67,459
Akorn, Inc.†	1,295	51,891
Allergan, Inc.	722	154,429
Astellas Pharma, Inc.	11,300	162,544
AstraZeneca PLC	3,125	233,623
Bayer AG	1,906	286,849
Bristol-Myers Squibb Co.	9,147	540,130
Daiichi Sankyo Co., Ltd.#	5,800	85,507
Eisai Co., Ltd.#	3,000	107,567
Eli Lilly & Co.	5,134	349,728
GlaxoSmithKline PLC	3,643	84,610

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Grifols SA	344	$15,334
Lannett Co., Inc.†	482	23,681
Merck & Co., Inc.	10,268	620,187
Merck KGaA	1,079	107,515
Novartis AG	2,056	199,054
Novo Nordisk A/S, Class B	3,803	173,552
Ono Pharmaceutical Co., Ltd.#	1,300	111,300
Orion Oyj, Class B	875	30,028
Pfizer, Inc.	23,265	724,705
PharMerica Corp.†	537	11,712
Prestige Brands Holdings, Inc.†	935	31,276
Roche Holding AG	608	182,195
Sagent Pharmaceuticals, Inc.†	413	11,907
Sanofi	623	60,357
Shire PLC	1,873	133,492
Takeda Pharmaceutical Co., Ltd.	3,300	138,262
UCB SA	115	9,026

		5,662,897

Medical - Generic Drugs — 0.0%
Impax Laboratories, Inc.†	1,199	38,308

Medical - HMO — 0.4%
Aetna, Inc.	692	60,370
Anthem, Inc.	1,052	134,561
Cigna Corp.	668	68,730
Humana, Inc.	2,245	309,743
Magellan Health, Inc.†	526	32,186
Molina Healthcare, Inc.†	551	28,167
UnitedHealth Group, Inc.	1,017	100,307

		734,064

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	367	14,467
Kindred Healthcare, Inc.	1,270	25,260

		39,727

Medical - Outpatient/Home Medical — 0.1%
Air Methods Corp.†	650	28,847
Almost Family, Inc.†	141	3,893
Amedisys, Inc.†	597	15,176
Amsurg Corp.†	878	45,279
Chemed Corp.#	313	34,464
Gentiva Health Services, Inc.†	547	10,617
LHC Group, Inc.†	233	5,478

		143,754

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	1,996	164,051

Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	318	21,290
Haynes International, Inc.	224	10,055
Mueller Industries, Inc.	1,023	33,565
NSK, Ltd.#	10,000	125,980
RTI International Metals, Inc.†	552	12,657

		203,547

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†#	309	2,324
Olympic Steel, Inc.	157	2,553

		4,877

Metal - Aluminum — 0.0%
Century Aluminum Co.†	929	25,687
Kaiser Aluminum Corp.	329	23,944

		49,631

Security Description	Shares	Value (Note 2)

Metal - Copper — 0.1%
Antofagasta PLC	9,041	$104,213
Freeport-McMoRan, Inc.	3,798	101,976

		206,189

Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.	1,138	36,598
John Bean Technologies Corp.	531	16,111

		52,709

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	81	5,644

Multimedia — 0.3%
EW Scripps Co., Class A†	557	10,906
Time Warner, Inc.	1,027	87,418
Viacom, Inc., Class B	1,650	124,789
Walt Disney Co.	2,756	254,958

		478,071

Networking Products — 0.1%
Anixter International, Inc.†	496	43,102
Black Box Corp.	278	6,444
Cisco Systems, Inc.	4,731	130,765
Ixia†	1,053	10,920
LogMeIn, Inc.†	449	22,706
NETGEAR, Inc.†	659	22,880

		236,817

Non-Ferrous Metals — 0.0%
Globe Specialty Metals, Inc.	1,155	20,016
Materion Corp.	372	12,935

		32,951

Office Automation & Equipment — 0.2%
Canon, Inc.	6,400	205,019
Ricoh Co., Ltd.	5,400	58,496

		263,515

Office Furnishings - Original — 0.0%
Interface, Inc.	1,213	18,341

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,805	138,876
Societe BIC SA	366	48,820

		187,696

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	654	45,486
Paragon Offshore PLC#	1,528	5,546

		51,032

Oil Companies - Exploration & Production — 0.7%
Anadarko Petroleum Corp.	1,666	131,864
Approach Resources, Inc.†#	640	6,221
BG Group PLC	2,743	38,619
Bill Barrett Corp.†	900	9,117
Carrizo Oil & Gas, Inc.†	772	30,463
Chesapeake Energy Corp.	2,952	59,807
Comstock Resources, Inc.#	803	7,115
ConocoPhillips	7,794	514,950
Contango Oil & Gas Co.†	284	9,602
Devon Energy Corp.	916	54,016
EOG Resources, Inc.	489	42,406
Hess Corp.	3,103	226,302
Inpex Corp.	6,000	63,580
Northern Oil and Gas, Inc.†#	1,010	8,777

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
PDC Energy, Inc.†	644	$19,004
Penn Virginia Corp.†	1,318	6,761
PetroQuest Energy, Inc.†	1,060	3,943
Rex Energy Corp.†	883	6,199
Stone Energy Corp.†	1,025	16,195
Swift Energy Co.†#	790	3,555
Synergy Resources Corp.†	1,232	12,086

		1,270,582

Oil Companies - Integrated — 2.1%
BP PLC	42,520	279,438
Chevron Corp.	8,569	932,907
Eni SpA	5,970	119,376
Exxon Mobil Corp.	17,351	1,570,960
Marathon Oil Corp.	5,017	145,092
Phillips 66	1,582	115,518
Royal Dutch Shell PLC, Class A	9,083	302,939
Royal Dutch Shell PLC, Class B	3,283	114,142
Statoil ASA#	761	14,333
Total SA	1,139	63,762

		3,658,467

Oil Field Machinery & Equipment — 0.1%
Flotek Industries, Inc.†	915	17,824
FMC Technologies, Inc.†	1,788	85,413
Gulf Island Fabrication, Inc.	243	4,741
National Oilwell Varco, Inc.	1,495	100,225

		208,203

Oil Refining & Marketing — 0.2%
JX Holdings, Inc.#	22,500	83,728
Marathon Petroleum Corp.	1,813	163,333
Neste Oil Oyj#	1,568	37,226
Valero Energy Corp.	2,393	116,324

		400,611

Oil - Field Services — 0.5%
Amec Foster Wheeler PLC ADR#	15,570	225,298
Baker Hughes, Inc.	3,436	195,852
Basic Energy Services, Inc.†	621	5,546
Bristow Group, Inc.	649	41,601
C&J Energy Services, Inc.†	830	12,575
Exterran Holdings, Inc.	1,222	40,937
Fugro NV CVA#	692	15,869
Gulfmark Offshore, Inc., Class A	491	12,791
Halliburton Co.	1,612	68,026
Matrix Service Co.†	476	10,053
Newpark Resources, Inc.†	1,533	16,051
Petrofac, Ltd.	387	4,993
Pioneer Energy Services Corp.†	1,129	6,819
Schlumberger, Ltd.	2,877	247,278
SEACOR Holdings, Inc.†	321	22,836
Tesco Corp.	665	9,370
TETRA Technologies, Inc.†	1,441	9,150

		945,045

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	366	24,251
International Paper Co.	1,745	93,916
KapStone Paper and Packaging Corp.†	1,540	46,000
Neenah Paper, Inc.	296	16,943
P.H. Glatfelter Co.	784	19,851
Schweitzer-Mauduit International, Inc.	551	23,566
UPM-Kymmene Oyj	3,838	63,755
Veritiv Corp.†	146	7,336

Security Description	Shares	Value (Note 2)

Paper & Related Products (continued)
Wausau Paper Corp.	867	$8,627

		304,245

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	904	23,730

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	10,158	844,638

Photo Equipment & Supplies — 0.1%
FUJIFILM Holdings Corp.#	4,300	142,603

Physicians Practice Management — 0.0%
Healthways, Inc.†	634	9,878
IPC The Hospitalist Co., Inc.†	315	13,885

		23,763

Pipelines — 0.1%
ONEOK, Inc.	1,482	80,265

Platinum — 0.0%
Stillwater Mining Co.†	2,160	28,361

Poultry — 0.0%
Sanderson Farms, Inc.#	375	32,554

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	681	13,913
Powell Industries, Inc.	167	7,106
Vicor Corp.†	331	4,038

		25,057

Printing - Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	7,000	61,524

Protection/Safety — 0.0%
Landauer, Inc.	178	5,874

Public Thoroughfares — 0.0%
Abertis Infraestructuras SA	2,215	47,433

Publishing - Books — 0.0%
Scholastic Corp.	474	16,827

Publishing - Periodicals — 0.0%
Axel Springer SE	183	10,783

Real Estate Investment Trusts — 1.3%
Acadia Realty Trust	1,144	36,562
Agree Realty Corp.	279	8,596
American Assets Trust, Inc.	661	25,977
Associated Estates Realty Corp.	1,039	23,294
AvalonBay Communities, Inc.	402	64,638
Aviv REIT, Inc.	462	15,569
Capstead Mtg. Corp.	1,729	22,494
CareTrust REIT, Inc.	344	5,563
Cedar Realty Trust, Inc.	1,281	8,698
Chesapeake Lodging Trust	969	32,810
CoreSite Realty Corp.	385	14,653
Cousins Properties, Inc.	3,751	45,912
DiamondRock Hospitality Co.	3,529	52,688
Digital Realty Trust, Inc.	6,622	465,328
EastGroup Properties, Inc.	569	38,248
Education Realty Trust, Inc.†	2,546	29,636
EPR Properties	1,026	57,446
Franklin Street Properties Corp.	1,583	19,028
Geo Group, Inc.	1,325	53,384
Getty Realty Corp.	492	8,915
Government Properties Income Trust	1,282	29,127
Healthcare Realty Trust, Inc.	1,778	46,957
Host Hotels & Resorts, Inc.	16,430	381,833

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Inland Real Estate Corp.	1,606	$17,329
Iron Mountain, Inc.	1,078	40,975
Japan Real Estate Investment Corp.	15	73,945
Kite Realty Group Trust	1,519	41,438
Lexington Realty Trust	3,797	41,767
LTC Properties, Inc.	628	26,244
Medical Properties Trust, Inc.	3,127	43,340
Parkway Properties, Inc.	1,513	29,473
Pennsylvania Real Estate Investment Trust	1,235	28,862
Post Properties, Inc.	981	57,467
PS Business Parks, Inc.	353	28,731
Retail Opportunity Investments Corp.	1,661	27,340
Sabra Health Care REIT, Inc.	961	27,206
Saul Centers, Inc.	205	11,220
Segro PLC	7,117	43,667
Simon Property Group, Inc.	685	123,848
Sovran Self Storage, Inc.	607	51,607
Universal Health Realty Income Trust	233	11,263
Urstadt Biddle Properties, Inc., Class A	508	11,268

		2,224,346

Real Estate Management/Services — 0.2%
Daito Trust Construction Co., Ltd.	900	101,626
HFF, Inc., Class A	602	20,757
IMMOFINANZ AG†	17,229	51,687
Mitsubishi Estate Co., Ltd.	7,000	157,584

		331,654

Real Estate Operations & Development — 0.1%
Forestar Group, Inc.†	630	10,080
Mitsui Fudosan Co., Ltd.	4,000	115,631
Sumitomo Realty & Development Co., Ltd.	2,000	69,074

		194,785

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	236	7,800

Research & Development — 0.0%
Albany Molecular Research, Inc.†	431	7,012
PAREXEL International Corp.†	998	58,393

		65,405

Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	535	39,328
Oriental Land Co., Ltd.	400	87,065

		126,393

Retail - Apparel/Shoe — 0.3%
Aeropostale, Inc.†#	1,327	4,618
Brown Shoe Co., Inc.	797	26,110
Buckle, Inc.#	506	25,902
Cato Corp., Class A	464	18,616
Children’s Place, Inc.	389	21,807
Christopher & Banks Corp.†	639	4,626
Fast Retailing Co., Ltd.#	300	109,223
Finish Line, Inc., Class A	863	24,630
Francesca’s Holdings Corp.†	748	9,485
Gap, Inc.	1,813	71,795
Genesco, Inc.†	439	35,721
Men’s Wearhouse, Inc.	831	38,824
Next PLC	805	85,299
Stein Mart, Inc.	500	7,100

		483,756

Security Description	Shares	Value (Note 2)

Retail - Auto Parts — 0.3%
AutoZone, Inc.†	563	$325,251
O’Reilly Automotive, Inc.†	1,168	213,440
Pep Boys-Manny Moe & Jack†	932	9,078

		547,769

Retail - Automobile — 0.1%
Group 1 Automotive, Inc.	382	34,193
Lithia Motors, Inc., Class A	407	29,918
Sonic Automotive, Inc., Class A	616	15,887

		79,998

Retail - Bedding — 0.0%
Bed Bath & Beyond, Inc.†	322	23,625

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†	778	18,174

Retail - Building Products — 1.0%
Home Depot, Inc.	13,826	1,374,304
Kingfisher PLC	1,380	6,734
Lowe’s Cos., Inc.	4,158	265,405
Lumber Liquidators Holdings, Inc.†#	496	31,541

		1,677,984

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,263	49,775

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	695	58,185

Retail - Discount — 0.2%
Fred’s, Inc., Class A	618	9,579
Tuesday Morning Corp.†	796	16,955
Wal-Mart Stores, Inc.	4,329	378,960

		405,494

Retail - Drug Store — 0.2%
CVS Health Corp.	2,955	269,969
Walgreen Co.	785	53,859

		323,828

Retail - Hair Salons — 0.0%
Regis Corp.†	822	13,596

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	361	7,603
Kirkland’s, Inc.†	257	5,582

		13,185

Retail - Jewelry — 0.0%
Movado Group, Inc.	326	9,366
Swatch Group AG	662	60,973

		70,339

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	442	8,181

Retail - Pawn Shops — 0.0%
Cash America International, Inc.	527	12,864
Ezcorp, Inc., Class A†	889	9,681
First Cash Financial Services, Inc.†	522	30,161

		52,706

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	342	4,617
PetSmart, Inc.	768	60,488

		65,105

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Regional Department Stores — 0.4%
Isetan Mitsukoshi Holdings, Ltd.#	8,200	$107,726
Kohl’s Corp.	7,479	445,898
Macy’s, Inc.	1,372	89,056
Stage Stores, Inc.	581	11,905

		654,585

Retail - Restaurants — 0.3%
Biglari Holdings, Inc.†	32	11,886
BJ’s Restaurants, Inc.†	395	19,418
Bob Evans Farms, Inc.#	426	23,157
Buffalo Wild Wings, Inc.†	345	58,722
Chipotle Mexican Grill, Inc.†	140	92,907
Cracker Barrel Old Country Store, Inc.	430	55,044
DineEquity, Inc.	315	31,289
Jack in the Box, Inc.	712	53,044
Papa John’s International, Inc.	544	28,712
Red Robin Gourmet Burgers, Inc.†	262	17,646
Ruby Tuesday, Inc.†	1,114	9,291
Ruth’s Hospitality Group, Inc.	633	8,318
Sonic Corp.	937	25,477
Texas Roadhouse, Inc.	1,141	37,722

		472,633

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	349	4,579
Hibbett Sports, Inc.†#	456	22,877
Zumiez, Inc.†	380	13,593

		41,049

Retail - Video Rentals — 0.0%
Outerwall, Inc.†#	363	25,512

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	551	26,371

Rubber - Tires — 0.1%
Bridgestone Corp.	3,400	116,881
Cie Generale des Etablissements Michelin	232	21,348
Continental AG	148	31,159

		169,388

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	484	7,875

Satellite Telecom — 0.0%
Eutelsat Communications SA	919	30,412

Savings & Loans/Thrifts — 0.1%
Bank Mutual Corp.	827	5,342
BofI Holding, Inc.†	222	17,520
Brookline Bancorp, Inc.	1,272	12,097
Dime Community Bancshares, Inc.	531	8,045
Northwest Bancshares, Inc.	1,704	21,453
Oritani Financial Corp.	710	10,331
Provident Financial Services, Inc.	973	16,813
Sterling Bancorp	1,525	20,405

		112,006

Schools — 0.0%
American Public Education, Inc.†	323	10,853
Capella Education Co.	202	13,772
Career Education Corp.†	1,040	6,094
Strayer Education, Inc.†	197	14,911
Universal Technical Institute, Inc.	362	3,794

		49,424

Security Description	Shares	Value (Note 2)

Security Services — 0.1%
ADT Corp.#	882	$30,817
Brink’s Co.	877	19,031
Secom Co., Ltd.#	1,700	98,330

		148,178

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	237	6,247
ION Geophysical Corp.†	2,305	5,694

		11,941

Semiconductor Components - Integrated Circuits — 0.9%
Cirrus Logic, Inc.†	11,121	203,403
Exar Corp.†	883	8,062
Micrel, Inc.	813	10,610
Pericom Semiconductor Corp.†	342	4,347
Power Integrations, Inc.	546	27,387
QUALCOMM, Inc.	17,569	1,280,780
TriQuint Semiconductor, Inc.†	3,189	77,716

		1,612,305

Semiconductor Equipment — 0.2%
ASML Holding NV	1,374	145,202
Brooks Automation, Inc.	1,203	14,087
Cabot Microelectronics Corp.†	442	20,907
Cohu, Inc.	422	4,832
Kulicke & Soffa Industries, Inc.†	1,383	19,334
MKS Instruments, Inc.	964	35,128
Nanometrics, Inc.†	407	6,040
Rudolph Technologies, Inc.†	575	5,279
Tessera Technologies, Inc.	858	29,326
Tokyo Electron, Ltd.	1,200	81,776
Ultratech, Inc.†	518	10,086
Veeco Instruments, Inc.†	719	26,898

		398,895

Software Tools — 0.2%
VMware, Inc., Class A†	3,015	265,199

Special Purpose Entity — 0.1%
Legal & General Group PLC	30,459	117,523

Steel - Producers — 0.1%
AK Steel Holding Corp.†#	3,100	18,352
JFE Holdings, Inc.#	4,300	91,512
Nippon Steel & Sumitomo Metal Corp.#	45,000	115,960

		225,824

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	852	35,349

Telecom Equipment - Fiber Optics — 0.0%
Harmonic, Inc.†	1,725	12,075
Oplink Communications, Inc.	280	6,768

		18,843

Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.#	850	23,299
Lumos Networks Corp.	343	5,673
Spok Holdings, Inc.	391	6,201
Vivendi SA	3,410	86,898

		122,071

Telecommunication Equipment — 0.1%
8x8, Inc.†	1,618	12,588
ADTRAN, Inc.	992	20,723
Alcatel-Lucent†#	2,687	9,572
Comtech Telecommunications Corp.	283	11,233

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecommunication Equipment (continued)
Harris Corp.	1,042	$74,680
Nortel Networks Corp.†	62	0

		128,796

Telephone - Integrated — 1.6%
AT&T, Inc.	27,628	977,479
Atlantic Tele-Network, Inc.	176	11,964
Belgacom SA	616	24,332
BT Group PLC	19,828	127,207
Cincinnati Bell, Inc.†	3,829	13,631
Deutsche Telekom AG	11,066	188,641
Elisa Oyj	644	18,687
General Communication, Inc., Class A†	583	7,083
KDDI Corp.	2,400	153,784
Nippon Telegraph & Telephone Corp.	1,800	96,333
Orange SA	3,514	61,936
SoftBank Corp.#	4,300	288,539
TDC A/S	3,088	25,045
Telecom Italia SpA†	38,020	42,861
Telefonica Deutschland Holding AG	3,469	18,203
Verizon Communications, Inc.	14,250	720,908

		2,776,633

Television — 0.0%
ION Media Networks, Inc.(1)(2)	18	11,020
ITV PLC	2,683	8,989

		20,009

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	226	5,964

Textile - Products — 0.1%
Toray Industries, Inc.#	13,000	102,208

Therapeutics — 0.0%
Anika Therapeutics, Inc.†	264	10,795

Tobacco — 0.9%
Alliance One International, Inc.†	1,547	2,800
Altria Group, Inc.	7,441	373,985
British American Tobacco PLC	1,769	104,983
Japan Tobacco, Inc.	4,600	147,396
Lorillard, Inc.	8,231	519,705
Philip Morris International, Inc.	4,897	425,696
Reynolds American, Inc.	709	46,730
Universal Corp.#	420	16,796

		1,638,091

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc.	206	19,455

Toys — 0.1%
Mattel, Inc.	1,589	50,133
Nintendo Co., Ltd.#	600	69,571

		119,704

Transactional Software — 0.1%
Amadeus IT Holding SA, Class A	1,933	77,003
Bottomline Technologies de, Inc.†	673	16,502
Synchronoss Technologies, Inc.†	649	27,797

		121,302

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	452	20,634

Transport - Marine — 0.1%
AP Moeller - Maersk A/S, Series B	35	73,043
Hornbeck Offshore Services, Inc.†	587	15,579

		88,622

Security Description	Shares	Value (Note 2)

Transport - Rail — 0.7%
Central Japan Railway Co.	700	$101,900
East Japan Railway Co.	1,400	104,962
Hankyu Hanshin Holdings, Inc.	20,000	110,053
Keikyu Corp.	10,000	76,430
Keio Corp.#	14,000	102,992
Norfolk Southern Corp.	3,677	410,500
Tobu Railway Co., Ltd.#	20,000	90,166
Union Pacific Corp.	2,537	296,246

		1,293,249

Transport - Services — 0.2%
Deutsche Post AG	2,655	88,256
Era Group, Inc.†	352	7,410
FedEx Corp.	71	12,651
Hub Group, Inc., Class A†	629	23,663
Matson, Inc.	775	27,288
United Parcel Service, Inc., Class B	2,046	224,896
UTi Worldwide, Inc.†	1,634	19,281

		403,445

Transport - Truck — 0.1%
ArcBest Corp.	439	19,061
Celadon Group, Inc.	393	8,662
Forward Air Corp.	569	27,858
Heartland Express, Inc.	1,009	26,769
Knight Transportation, Inc.	1,092	36,331
Roadrunner Transportation Systems, Inc.†	505	11,367
Saia, Inc.†	442	24,518

		154,566

Travel Services — 0.0%
Interval Leisure Group, Inc.	725	15,761

Veterinary Diagnostics — 0.0%
Neogen Corp.†	661	29,289

Water — 0.0%
American States Water Co.	700	24,423

Web Hosting/Design — 0.0%
NIC, Inc.	1,080	19,462

Web Portals/ISP — 0.2%
Blucora, Inc.†	762	10,828
Google, Inc., Class A†	350	192,178
Google, Inc., Class C†	317	171,760

		374,766

Wire & Cable Products — 0.0%
Encore Wire Corp.	337	12,358
General Cable Corp.	883	12,150

		24,508

Wireless Equipment — 0.1%
CalAmp Corp.†	656	12,261
Telefonaktiebolaget LM Ericsson, Class B	7,012	88,316
ViaSat, Inc.†#	784	51,979

		152,556

Total Common Stocks
(cost $84,777,231)		99,476,412

EXCHANGE-TRADED FUNDS — 7.7%
iShares Core S&P Small-Cap ETF#	10,188	1,133,924
iShares MSCI Emerging Markets Index Fund#	80,000	3,320,000
SPDR S&P MidCap 400 ETF Trust#	15,767	4,145,460
Vanguard Mid-Cap ETF#	40,000	4,989,600

Total Exchange-Traded Funds
(cost $13,166,948)		13,588,984

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

PREFERRED SECURITIES — 0.3%
Auto - Cars/Light Trucks — 0.1%
Bayerische Motoren Werke AG	1,354	$115,037

Chemicals - Specialty — 0.0%
Fuchs Petrolub SE	725	30,013

Electric - Integrated — 0.0%
Entergy Louisiana LLC 4.70%	3,575	80,366

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	1,443	160,197

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS 0.00%†#	2,200	9,570

Telecom Services — 0.1%
Qwest Corp. 6.13%	6,925	167,931

Total Preferred Securities
(cost $623,809)		563,114

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(3)	136,000	129,404

Banks - Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(3)	82,000	79,532
Wells Fargo Capital X 5.95% due 12/01/2086	28,000	28,490

		108,022

Diversified Banking Institutions — 0.3%
BAC Capital Trust XIII FRS Series F 1.72% due 12/29/2014(3)	178,000	130,830
Deutsche Bank AG VRS 7.50% due 04/30/2025(3)	200,000	201,092
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	110,000	119,417
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(3)	80,000	80,900
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(3)	71,000	69,722

		601,961

Electric - Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	47,000	49,173

Finance - Credit Card — 0.0%
American Express Co. FRS 5.20% due 11/15/2019(3)	82,000	82,880

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(1)	45,000	5

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	100,000	99,000

Security Description	Shares/ Principal Amount	Value (Note 2)

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	$130,000

Insurance - Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	52,000	53,690

Insurance - Multi-line — 0.1%
Farmers Exchange Capital III FRS 5.45% due 10/15/2054*	70,000	70,962
MetLife, Inc. 6.40% due 12/15/2066	81,000	90,062

		161,024

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	128,000	136,960

Total Preferred Securities/Capital Securities
(cost $1,488,332)		1,552,119

RIGHTS — 0.0%
Banks - Commercial — 0.0%
CaixaBank SA Expires 12/15/2014	2,689	181

Chemicals - Diversified — 0.0%
Arkema SA Expires 12/03/2014 (strike price 38.50 EUR)†	1,673	4,925

Total Rights
(cost $167)		5,106

ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	$50,000	50,223
Asset Backed Securities Corp. FRS Series 2004-HE7, Class M2 1.73% due 10/25/2034	87,495	81,537
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	123,000	124,277
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	93,000	93,571
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.52% due 04/15/2021	228,000	228,435
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(4)	95,000	98,297
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(4)	627,000	652,346
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(4)	106,000	109,444
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(4)	15,000	15,572
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	7,448	7,561
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	90,828	96,370

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
First Franklin Mtg. Loan Trust Asset Backed Certs. FRS Series 2006-FF15, Class A5 0.32% due 11/25/2036	$82,550	$72,060
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	129,000	129,328
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	83,000	83,230
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	66,000	66,550
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.16% due 06/17/2031*	100,000	98,777
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(4)	100,000	101,608
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	100,000	100,143
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	112,467	112,570
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	24,937	25,411
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	52,000	52,133
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	49,500	50,291
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(4)	84,000	87,881
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(4)	50,000	53,121
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(5)	26,342	26,353
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(4)	38,154	38,666
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(4)	100,000	103,592
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(2)(4)	600,000	617,982
WF-RBS Commercial Mtg. Trust Series 2014-A5, Class C24 3.61% due 11/15/2047(4)	14,000	14,566

Total Asset Backed Securities
(cost $3,384,240)		3,391,895

U.S. CORPORATE BONDS & NOTES — 13.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	48,000	47,851
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	37,000	37,619

Security Description	Principal Amount	Value (Note 2)

Advertising Agencies (continued)
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	$44,000	$44,201

		129,671

Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	35,000	36,138

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	26,000	23,270

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	64,000	65,511
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	46,000	47,159
Boeing Co. Senior Notes 0.95% due 05/15/2018	92,000	90,228
Raytheon Co. Senior Notes 4.20% due 12/15/2044	62,000	63,177

		266,075

Aerospace/Defense - Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	52,000	52,650
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	29,000	29,507

		82,157

Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	76,000	77,663
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	22,327	22,885
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	6,195	6,257
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	125,000	122,187

		228,992

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	43,000	45,150

Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	74,000	42,550

Auto - Cars/Light Trucks — 0.2%
American Honda Finance Corp. Notes 1.20% due 07/14/2017	88,000	88,062

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks (continued)
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	$158,000	$157,990
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	162,000	166,530

		412,582

Auto - Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	44,690
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	96,000	96,842

		141,532

Auto/Truck Parts & Equipment - Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	47,000	48,292

Banks - Commercial — 0.6%
Associated Banc-Corp Senior Notes 2.75% due 11/15/2019	39,000	39,112
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	35,000	35,168
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	213,000	213,425
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	273,000	281,052
PNC Bank NA Senior Notes 1.13% due 01/27/2017	265,000	265,772
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	131,000	170,279
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	6,000	6,329

		1,011,137

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	213,212

Banks - Super Regional — 0.1%
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	43,000	42,915
Wells Fargo & Co Senior Notes 1.40% due 09/08/2017	187,000	187,595

		230,510

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	179,000	179,415

Security Description	Principal Amount	Value (Note 2)

Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc. Senior Notes 2.75% due 11/15/2019	$49,000	$49,488

Building & Construction - Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	37,297

Building Products - Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	50,000	52,375

Cable/Satellite TV — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	54,000	56,835
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	60,000	60,675
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	58,000	68,521
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	75,000	72,797
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	46,000	46,189
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	21,000	26,693
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	55,000	74,390

		406,100

Casino Hotels — 0.2%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	69,000	67,620
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#*	79,000	72,186
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	65,000	57,525
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	60,000	61,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	124,063

		382,894

Casino Services — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	30,000	30,061

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.0%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	$17,000	$17,425

Chemicals - Diversified — 0.1%
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	150,000	147,375

Chemicals - Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	20,000	20,150

Chemicals - Specialty — 0.2%
Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019	34,000	34,214
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	37,000	37,733
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	48,000	49,809
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	40,000	39,600
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	45,000	59,422
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024#*	113,000	119,356

		340,134

Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	34,000	35,360
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	65,000	65,812
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	48,291

		149,463

Commercial Services - Finance — 0.1%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	86,000	86,000

Computer Services — 0.0%
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*	60,000	60,900

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	109,000	121,034

Consumer Products - Misc. — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	86,000	88,472

Security Description	Principal Amount	Value (Note 2)

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	$189,000	$209,317
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	38,000	38,475

		247,792

Containers - Paper/Plastic — 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	135,000	122,850
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	36,000	36,720

		159,570

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	103,960
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	52,000	52,251

		156,211

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	57,000	59,137

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	32,000	34,000
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	2,000	1,940

		35,940

Diversified Banking Institutions — 1.0%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	109,000	110,527
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	200,000	228,041
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	91,000	90,930
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	7,000	7,329
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	5,000	5,639
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	83,000	93,592
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	76,000	93,230

22

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	$189,000	$234,048
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	117,000	116,560
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	94,000	95,139
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	216,000	256,016
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	184,000	187,533
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	43,000	43,596
Morgan Stanley Senior Notes 4.75% due 03/22/2017	94,000	100,949
Morgan Stanley Senior Notes 5.50% due 07/28/2021	86,000	98,631
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	21,000	26,202

		1,787,962

Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	114,000	115,542
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	236,000	293,143
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	159,000	159,500

		568,185

Diversified Manufacturing Operations — 0.3%
General Electric Co. Senior Notes 2.70% due 10/09/2022	76,000	75,659
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	139,000	164,463
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	48,000	50,028
Textron, Inc. Senior Notes 4.63% due 09/21/2016	99,000	105,013
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	51,000	50,227

		445,390

E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	224,000	234,080

Security Description	Principal Amount	Value (Note 2)

Electric - Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	$147,000	$147,000
AES Corp. Senior Notes 5.50% due 03/15/2024	54,000	55,080
AES Corp. Senior Notes 8.00% due 10/15/2017	3,000	3,405

		205,485

Electric - Integrated — 0.4%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	48,000	50,374
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	35,000	37,464
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	85,992
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	48,000	48,494
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	119,000	144,301
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	72,000	75,974
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	38,156
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	101,000	100,992
Southern Co. Senior Notes 1.30% due 08/15/2017	82,000	81,936

		663,683

Electronic Components - Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	100,000	100,000
Intel Corp. Senior Notes 1.35% due 12/15/2017	74,000	73,940

		173,940

Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	57,000	53,437

Finance - Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	28,000	27,650
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	29,000	29,580
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	57,864

		115,094

23

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	$200,000	$193,000

Finance - Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	87,000	87,870
Synchrony Financial Senior Notes 4.25% due 08/15/2024	73,000	74,575

		162,445

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	6,435
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	69,000	7

		6,449

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	150,000	160,125
Air Lease Corp. Senior Notes 5.63% due 04/01/2017(6)	12,000	12,900

		173,025

Finance - Other Services — 0.1%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	43,000	42,247
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	143,000	143,053

		185,300

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020#	39,000	36,075

Food - Dairy Products — 0.0%
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	42,000	44,100

Food - Meat Products — 0.1%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	30,000	30,300
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	58,000	61,625

		91,925

Food - Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	58,000	75,698

Security Description	Principal Amount	Value (Note 2)

Food - Retail — 0.1%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	$76,000	$76,380
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	59,000	58,557

		134,937

Food - Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	39,390
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	77,000	79,061

		118,451

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	37,000	39,497
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	9,000	9,968
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	43,000	44,720
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	35,000	35,962

		130,147

Insurance Brokers — 0.1%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	120,000	121,500

Insurance - Life/Health — 0.2%
American Equity Investment Life Holding Co. Senior Notes 6.63% due 07/15/2021	50,000	53,250
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	45,000	51,550
Pricoa Global Funding I Sec. Notes 1.35% due 08/18/2017*	159,000	159,221
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,166
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	87,000	87,477

		384,664

Insurance - Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	139,000	171,542
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	101,000	102,680

		274,222

24

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	$180,000	$182,158

Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	35,000	37,012

Machinery - Farming — 0.2%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	168,000	168,303
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	124,000	124,392

		292,695

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	135,000	135,345
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	204,000	205,451

		340,796

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	53,000	69,329
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	41,630

		110,959

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 2.35% due 02/01/2020	39,000	39,470
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	65,000	66,955
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	96,000	100,532

		206,957

Medical - Drugs — 0.1%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	97,000	99,183
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	68,000	73,349

		172,532

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	141,000	151,466

Medical - HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	120,000	121,200

Security Description	Principal Amount	Value (Note 2)

Medical - Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	$32,000	$33,377
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	89,000	96,787
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	125,000	132,031
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	75,000	75,938
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	18,000	17,730
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	36,000	38,295
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	15,360

		409,518

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	75,000	79,038

Metal - Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	62,000	62,378
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	48,000	48,760

		111,138

Multimedia — 0.0%
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	51,000	75,452

Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	21,000	20,265

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	67,000	67,470

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	120,000	122,497

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	7,000	7,473

Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	24,000	23,760

25

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 1.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	$30,000	$29,100
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	110,000	134,031
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	85,000	73,950
Berry Petroleum Co. LLC Senior Notes 6.75% due 11/01/2020	42,000	38,640
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	100,000	91,500
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	10,198
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	34,000	25,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	49,980
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	137,000	125,355
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	170,000	163,200
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	91,000	69,615
Hess Corp. Senior Notes 5.60% due 02/15/2041	104,000	114,528
Hess Corp. Senior Notes 7.88% due 10/01/2029	28,000	37,293
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	58,000	53,650
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	103,500
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021#	33,000	27,390
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	43,000	43,197
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	47,000	47,602
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	100,000	88,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019#	20,000	18,100

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	$65,000	$60,613
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	125,000	120,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	75,000	71,625
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	60,000	54,000
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	115,000	88,550
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022#	36,000	29,520
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	15,000	14,250
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	28,000	22,820

		1,806,207

Oil Refining & Marketing — 0.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	34,000	32,640
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	30,000	31,725

		64,365

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	30,450
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	90,000	81,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	47,000	51,406
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	74,000	82,603

		245,459

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	65,493
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	171,000	188,722
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	124,000	125,318
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	109,000	113,402

26

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	$91,000	$103,504

		596,439

Pipelines — 0.7%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	121,000	123,420
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	15,900
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	7,000	7,210
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	27,000	24,403
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	172,000	197,308
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	41,310
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	108,000	124,566
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	61,000	61,998
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	86,000	83,420
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	60,000	60,378
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	82,000	87,535
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	62,000	63,176
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	87,000	88,409
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	42,000	43,995
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	45,000	46,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	138,720

		1,208,123

Printing - Commercial — 0.1%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	54,000	54,945
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	70,000	68,512

		123,457

Security Description	Principal Amount	Value (Note 2)

Publishing - Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	$27,000	$27,877
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	100,000	103,000
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	65,000	72,069

		202,946

Publishing - Periodicals — 0.1%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	78,000	80,730

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 3.75% due 02/01/2016	54,000	55,778
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	78,000	79,911
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	46,000	49,220

		184,909

Real Estate Management/Services — 0.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	48,000	48,674
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	40,000	42,760

		91,434

Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	24,000	24,540

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	60,000	2

Retail - Appliances — 0.0%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022#*	82,000	71,135

Retail - Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	221,000	241,786

Retail - Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019#*	36,000	36,180

Retail - Discount — 0.0%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	62,000	64,452

27

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	$43,030	$46,522
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	34,319	39,812
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	52,174	61,536
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	93,000	94,979
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.80% due 11/18/2044	96,000	101,018

		343,867

Retail - Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	65,000	62,947

Retail - Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021#	45,000	36,900

Retail - Restaurants — 0.1%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	43,000	45,741
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020#*	78,000	78,585

		124,326

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	92,000	98,545
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	257,000	288,428
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	99,000	112,423

		499,396

Schools — 0.1%
Northwestern University Notes 4.20% due 12/01/2047	94,000	98,547
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	52,000	51,143
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	73,889

		223,579

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	193,000	168,875

Security Description	Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	$90,000	$92,952
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021#	31,000	28,365

		121,317

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	36,000	36,585
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	32,000	34,760

		71,345

Special Purpose Entity — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	219,193

Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	115,000	120,462

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	48,000	47,564
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	96,000	94,905

		142,469

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	78,000	74,880
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	54,000	56,025

		130,905

Steel - Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	63,000	63,544

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	69,550

Telecom Services — 0.0%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	26,000	26,260

Telephone - Integrated — 0.5%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	64,000	67,200
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	188,000	200,455

28

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	$10,000	$11,250
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,200
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	49,235
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	45,000	52,763
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	110,000	115,638
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	98,000	98,292
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	95,352
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	10,000	10,945
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	121,000	126,149
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	66,000	81,698

		920,177

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	70,000	72,275

Transport - Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	42,000	43,710
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	34,000	33,490

		77,200

Transport - Rail — 0.0%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	60,000	61,350

Transport - Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	36,000	37,440

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	58,000	58,145
Equinix, Inc. Senior Notes 5.38% due 01/01/2022	28,000	28,140

		86,285

Security Description	Principal Amount	Value (Note 2)

Wire & Cable Products — 0.1%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	$45,000	$45,562
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022(6)	74,000	61,420

		106,982

Total U.S. Corporate Bonds & Notes
(cost $23,504,531)		23,478,889

FOREIGN CORPORATE BONDS & NOTES — 3.0%
Airlines — 0.1%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	106,250

Banks - Commercial — 1.1%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	87,000	87,199
BPCE SA Sub. Notes 4.50% due 03/15/2025*	204,000	200,866
Credit Suisse Senior Notes 1.38% due 05/26/2017	272,000	272,350
Credit Suisse Sub. Notes 5.40% due 01/14/2020	78,000	87,789
Credit Suisse New York Senior Notes 3.00% due 10/29/2021	251,000	250,968
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	214,000	215,118
ING Bank NV Senior Notes 4.00% due 03/15/2016*	203,000	210,934
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	239,000	238,153
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	250,000	249,696
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	44,000	44,603

		1,857,676

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	165,394

Computers - Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*	62,000	64,607

Cruise Lines — 0.1%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	49,000	49,367
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	156,750

		206,117

29

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	$171,000	$170,742
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	59,757
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	62,000	67,474
UBS AG Senior Notes 1.38% due 08/14/2017	259,000	258,180

		556,153

Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	190,000	194,116

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	29,000	29,214

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022#*	170,000	152,150

E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	250,000	249,632

Electric - Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	42,000	47,704

Electric - Integrated — 0.1%
EDP Finance BV Senior Notes 4.13% due 01/15/2020*	215,000	218,090

Finance - Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	14,000	14,245
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	36,465
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	18,000	19,924

		70,634

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	47,000	46,872
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	26,000	24,848

		71,720

Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	50,000	45,000

Security Description	Principal Amount	Value (Note 2)

Medical - Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	$30,000	$30,300

Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 5.75% due 10/01/2044	39,000	40,660
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	39,500
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022#	22,000	18,993
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	52,000	51,799
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	69,000	67,916

		218,868

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	41,000	54,372
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	43,243
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	69,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	55,000	49,912
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	57,000	52,692

		269,219

Oil Companies - Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	103,000	105,549
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	60,954
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	48,000	49,955
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	26,000	26,780

		243,238

Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	60,300

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	56,000

30

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Steel - Producers — 0.1%
ArcelorMittal Senior Notes 7.25% due 03/01/2041	$75,000	$75,375

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	159,715

Telecom Services — 0.0%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	25,000	26,187

Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	66,000	75,240
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	123,000	138,990

		214,230

Total Foreign Corporate Bonds & Notes
(cost $5,422,318)		5,387,889

U.S. GOVERNMENT AGENCIES — 9.2%
Federal Home Loan Mtg. Corp. — 2.2%
1.89% due 02/01/2037 FRS	23,575	24,828
2.50% due 01/01/2028	88,563	90,764
3.00% due 08/01/2027	337,513	352,158
3.00% due 10/01/2042	205,050	207,700
3.00% due 11/01/2042	852,559	863,347
3.00% due 04/01/2043	507,763	514,011
3.50% due 02/01/2042	215,119	224,089
3.50% due 03/01/2042	104,643	109,089
3.50% due 08/01/2042	575,485	600,124
3.50% due 09/01/2043	181,914	189,806
4.00% due 09/01/2040	83,475	89,119
4.50% due 01/01/2039	9,418	10,227
4.50% due 12/01/2039	340,092	374,667
5.00% due 10/01/2033	2,787	3,086
6.00% due 08/01/2036	77,289	87,410
6.00% due 03/01/2040	49,919	56,577
6.50% due 05/01/2036	199	227
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.81% due 04/25/2024(5)	56,000	53,695
Series 2014-DN1, Class M2 2.36% due 02/25/2024(5)	101,000	99,312
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	15,313	15,170

		3,965,406

Federal National Mtg. Assoc. — 7.0%
2.11% due 05/01/2037 FRS	47,731	50,737
2.38% due 11/01/2036 FRS	72,670	77,764
2.43% due 08/01/2035 FRS	89,774	96,528
2.50% due 04/01/2028	480,067	491,028
2.98% due 10/01/2040 FRS	56,528	60,325
3.00% due 10/01/2027	153,747	160,400
3.00% due 12/01/2027	155,308	162,150
3.00% due 01/01/2028	254,057	265,248
3.00% due 12/01/2042	64,048	64,812
3.00% due 05/01/2043	367,165	371,540
3.00% due December TBA	929,000	939,016
3.50% due 08/01/2026	190,141	201,767

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.50% due 08/01/2027	$28,793	$30,525
3.50% due 10/01/2028	267,465	284,792
3.50% due 08/01/2042	138,331	144,623
3.50% due 08/01/2043	1,023,081	1,067,643
3.50% due December TBA	1,148,000	1,196,521
4.00% due 09/01/2040	94,957	101,605
4.00% due 12/01/2040	532,010	568,927
4.00% due 10/01/2041	164,523	175,868
4.00% due 11/01/2041	215,325	230,173
4.00% due 01/01/2042	121,244	129,604
4.00% due 10/01/2043	14,894	15,921
4.00% due 12/01/2043	117,167	126,140
4.00% due December TBA	1,696,000	1,810,745
4.50% due 10/01/2024	120,235	130,128
4.50% due 03/01/2025	162,545	173,536
4.50% due 01/01/2039	22,222	24,205
4.50% due 09/01/2039	110,093	119,919
4.50% due 09/01/2040	249,359	271,676
4.50% due 11/01/2040	29,777	32,442
4.50% due 05/01/2041	105,935	115,340
4.50% due 07/01/2041	48,507	52,842
4.50% due December TBA	711,000	772,713
5.00% due 03/15/2016	67,000	71,069
5.00% due 11/01/2033	4,222	4,695
5.00% due 05/01/2040	67,897	75,727
5.00% due 06/01/2040	210,581	234,134
5.00% due 07/01/2040	461,504	511,814
5.50% due 12/01/2029	28,145	31,551
5.50% due 05/01/2034	179,070	201,888
5.50% due 08/01/2037	146,009	163,422
6.00% due 05/01/2017	11,145	11,609
6.00% due 12/01/2033	44,105	50,377
6.00% due 11/01/2038	112,835	128,193
6.00% due 06/01/2040	6,949	7,876
6.50% due 02/01/2017	7,648	7,922
7.50% due 06/01/2015	779	785
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.76% due 01/25/2024(5)	57,388	57,186
Series 2013-C01, Class M1
2.16% due 10/25/2023(5)	133,079	133,705
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	99,887	100,406

		12,309,562

Government National Mtg. Assoc. — 0.0%
4.00% due 03/20/2044	31,384	33,703
6.00% due 02/15/2029	3,086	3,495
6.00% due 06/15/2029	9,465	10,998

		48,196

Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	50,000	50,818

Total U.S. Government Agencies
(cost $16,204,960)		16,373,982

U.S. GOVERNMENT TREASURIES — 0.5%
United States Treasury Bonds — 0.1%
3.38% due 05/15/2044	158,000	172,257
3.63% due 02/15/2044	81,000	92,416
4.50% due 02/15/2036	27,000	35,047

		299,720

31

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 0.4%
0.07% due 01/31/2016 FRS	$163,000	$162,978
0.13% due 04/15/2018 TIPS(7)	222,415	224,657
1.25% due 10/31/2015	16,000	16,164
2.00% due 02/15/2022	48,000	48,247
2.25% due 11/15/2024	127,000	127,635
2.38% due 08/15/2024	103,000	104,658

		684,339

Total U.S. Government Treasuries
(cost $981,185)		984,059

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	96,522
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	92,736
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	101,253

Total Municipal Bonds & Notes
(cost $273,112)		290,511

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Banks - Export/Import — 0.1%
Export-Import Bank of China Senior Notes 2.50% due 07/31/2019*	248,000	250,122

Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	90,000	90,863

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	89,000	90,275

Sovereign — 0.2%
Government of Canada Senior Notes 0.88% due 02/14/2017	91,000	91,405
Republic of Portugal Notes 5.13% due 10/15/2024*	91,000	95,015
United Mexican States Senior Notes 3.50% due 01/21/2021	149,000	153,768
United Mexican States Senior Notes 4.75% due 03/08/2044	73,000	75,318

		415,506

Total Foreign Government Obligations
(cost $820,282)		846,766

Total Long-Term Investment Securities
(cost $150,647,115)		165,939,726

SHORT-TERM INVESTMENT SECURITIES — 15.3%
Registered Investment Companies — 6.1%
State Street Navigator Securities Lending Prime Portfolio(8)	10,847,789	10,847,789

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 9.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$15,995,000	$15,995,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills Disc. Notes
0.01% due 12/18/2014(9)	115,000	115,000
0.02% due 12/18/2014(9)	145,000	144,998

		259,998

Total Short-Term Investment Securities
(cost $27,102,787)		27,102,787

TOTAL INVESTMENTS
(cost $177,749,902)(10)	108.8%	193,042,513
Liabilities in excess of other assets	(8.8)	(15,624,291)

NET ASSETS	100.0%	$177,418,222

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $10,342,067 representing 5.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $11,041 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2014.
(7)	Principal amount of security is adjusted for inflation.
(8)	At November 30, 2014, the Fund had loaned securities with a total value of $13,753,315. This was secured by collateral of $10,847,789, which was received in cash and subsequently invested in short-term investments currently valued at $10,847,789 as reported in the portfolio of investments. Additional collateral of $3,485,313 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Bills	zero coupon	01/22/2015 to 08/20/2015	$2,693
United States Treasury Notes/Bonds	zero coupon to 5.50%	12/15/2014 to 02/15/2044	3,482,620

(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

BR—Bearer Shares

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

32

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
54	Long	Mini MSCI Emerging Market Index	December 2014	$2,845,962	$2,695,410	$(150,552)
30	Short	S&P 500 E-Mini Index	December 2014	2,911,047	3,099,450	(188,403)

						$(338,955)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$8,989	$—	$11,020	$20,009
Other Industries	99,456,403	—	—	99,456,403
Exchange-Traded Funds	13,588,984	—	—	13,588,984
Preferred Securities	563,114	—	—	563,114
Preferred Securities/Capital Securities	—	1,552,119	—	1,552,119
Rights	5,106	—	—	5,106
Asset Backed Securities:
Diversified Financial Services	—	2,773,913	617,982	3,391,895
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries	—	23,478,887	—	23,478,887
Foreign Corporate Bonds & Notes	—	5,387,889	—	5,387,889
U.S. Government Agencies	—	16,373,982	—	16,373,982
U.S. Government Treasuries	—	984,059	—	984,059
Municipal Bonds & Notes	—	290,511	—	290,511
Foreign Government Obligations	—	846,766	—	846,766
Short-Term Investment Securities:
Registered Investment Companies	10,847,789	—	—	10,847,789
Other Short-Term Investments	—	16,254,998	—	16,254,998

Total Investments at Value	$124,470,385	$67,943,124	$629,004	$193,042,513

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts	$338,955	$—	$—	$338,955

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

33

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	11.1%
Web Portals/ISP	7.6
E-Commerce/Products	6.2
E-Commerce/Services	4.1
Medical — Wholesale Drug Distribution	3.7
Finance — Credit Card	3.1
Oil Companies — Exploration & Production	3.0
Medical — Drugs	2.9
Casino Hotels	2.9
Retail — Restaurants	2.7
Diversified Manufacturing Operations	2.6
Commercial Services — Finance	2.6
Internet Content — Entertainment	2.5
Airlines	2.5
Retail — Building Products	2.5
Transport — Rail	2.1
Real Estate Investment Trusts	2.1
Coatings/Paint	1.8
Applications Software	1.8
Metal Processors & Fabrication	1.7
Aerospace/Defense	1.5
Computers	1.4
Investment Management/Advisor Services	1.4
Instruments — Scientific	1.4
Chemicals — Specialty	1.3
Retail — Auto Parts	1.3
Machinery — General Industrial	1.2
Medical Products	1.2
Retail — Drug Store	1.1
Retail — Apparel/Shoe	1.1
Registered Investment Companies	1.0
Diversified Banking Institutions	1.0
Apparel Manufacturers	1.0
Internet Application Software	1.0
Transport — Services	0.9
Medical — Generic Drugs	0.9
Finance — Investment Banker/Broker	0.9
Banks — Fiduciary	0.8
Internet Content — Information/News	0.7
Medical Instruments	0.7
Retail — Discount	0.6
Hotels/Motels	0.6
Data Processing/Management	0.6
Retail — Gardening Products	0.6
Therapeutics	0.6
Finance — Other Services	0.5
Multimedia	0.5
Athletic Footwear	0.5
Computer Services	0.4
Auto — Cars/Light Trucks	0.4
Cosmetics & Toiletries	0.4
Industrial Gases	0.3
Telephone — Integrated	0.3
Insurance Brokers	0.3
Instruments — Controls	0.3
Transport — Truck	0.3
Medical — HMO	0.2
Retail — Automobile	0.2
Chemicals — Diversified	0.2
Entertainment Software	0.2
Computer Software	0.2
Filtration/Separation Products	0.1
Auto/Truck Parts & Equipment — Original	0.1
Machinery — Pumps	0.1
Beverages — Wine/Spirits	0.1
Retail — Jewelry	0.1
Cruise Lines	0.1
Software Tools	0.1
Beverages — Non-alcoholic	0.1

Computer Aided Design	0.1
Motorcycle/Motor Scooter	0.1
Broadcast Services/Program	0.1

100.6%

*	Calculated as a percentage of net assets

34

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Aerospace/Defense — 1.5%
Boeing Co.	73,600	$9,888,896

Airlines — 2.5%
American Airlines Group, Inc.	204,400	9,919,532
Delta Air Lines, Inc.	10,700	499,369
United Continental Holdings, Inc.†	92,900	5,688,267

		16,107,168

Apparel Manufacturers — 1.0%
Hanesbrands, Inc.	36,000	4,165,920
Michael Kors Holdings, Ltd.†	21,100	1,618,581
Ralph Lauren Corp.	700	129,430
VF Corp.	6,300	473,571

		6,387,502

Applications Software — 1.8%
Intuit, Inc.	1,500	140,805
Microsoft Corp.	9,500	454,195
Red Hat, Inc.†	55,500	3,449,325
salesforce.com, Inc.†	125,400	7,507,698

		11,552,023

Athletic Footwear — 0.5%
NIKE, Inc., Class B	29,400	2,919,126

Auto - Cars/Light Trucks — 0.4%
Tesla Motors, Inc.†#	10,500	2,567,460

Auto/Truck Parts & Equipment - Original — 0.1%
Delphi Automotive PLC	12,100	882,695

Banks - Fiduciary — 0.8%
Northern Trust Corp.	10,300	697,619
State Street Corp.	60,700	4,657,511

		5,355,130

Beverages - Non-alcoholic — 0.1%
Monster Beverage Corp.†	3,300	370,095
PepsiCo, Inc.	800	80,080

		450,175

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	8,000	771,200

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class C†	8,700	295,887

Casino Hotels — 2.9%
Las Vegas Sands Corp.	64,200	4,088,898
MGM Resorts International†	123,200	2,810,192
Wynn Macau, Ltd.	495,600	1,623,263
Wynn Resorts, Ltd.	57,100	10,198,631

		18,720,984

Chemicals - Diversified — 0.2%
PPG Industries, Inc.	5,700	1,247,274

Chemicals - Specialty — 1.3%
Ashland, Inc.	6,100	695,705
Ecolab, Inc.	71,700	7,811,715

		8,507,420

Coatings/Paint — 1.8%
Sherwin-Williams Co.	48,600	11,900,196

Coffee — 0.0%
Keurig Green Mountain, Inc.	1,100	156,354

Commercial Services - Finance — 2.6%
MasterCard, Inc., Class A	193,500	16,890,615

Security Description	Shares	Value (Note 2)

Computer Aided Design — 0.1%
Autodesk, Inc.†	7,000	$434,000

Computer Services — 0.4%
Cognizant Technology Solutions Corp., Class A†	14,000	755,860
IHS, Inc., Class A†	16,800	2,057,328

		2,813,188

Computer Software — 0.2%
Akamai Technologies, Inc.†	15,800	1,020,838

Computers — 1.4%
Apple, Inc.	79,200	9,419,256

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	32,800	2,431,792

Cruise Lines — 0.1%
Carnival Corp.	11,600	512,256

Data Processing/Management — 0.6%
Fiserv, Inc.†	57,300	4,096,377

Distribution/Wholesale — 0.0%
Fossil Group, Inc.†	1,900	212,268

Diversified Banking Institutions — 1.0%
Citigroup, Inc.	3,000	161,910
Morgan Stanley	178,900	6,293,702

		6,455,612

Diversified Manufacturing Operations — 2.6%
3M Co.	6,600	1,056,594
Danaher Corp.	193,380	16,158,833

		17,215,427

E-Commerce/Products — 6.2%
Alibaba Group Holding, Ltd. ADR†	68,921	7,694,340
Amazon.com, Inc.†	81,500	27,599,160
Vipshop Holdings, Ltd. ADR†	211,000	4,823,460

		40,116,960

E-Commerce/Services — 4.1%
Ctrip.com International, Ltd. ADR†	45,500	2,460,640
Netflix, Inc.†	13,400	4,644,306
Priceline Group, Inc.†	17,000	19,723,230

		26,828,176

Entertainment Software — 0.2%
Electronic Arts, Inc.†	26,800	1,177,324

Filtration/Separation Products — 0.1%
Pall Corp.	9,400	903,434

Finance - Credit Card — 3.1%
American Express Co.	40,100	3,706,042
Visa, Inc., Class A	64,300	16,601,617

		20,307,659

Finance - Investment Banker/Broker — 0.9%
TD Ameritrade Holding Corp.	164,400	5,689,884

Finance - Other Services — 0.5%
Intercontinental Exchange, Inc.	15,000	3,389,850

Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.†	90,859	2,382,323
Marriott International, Inc., Class A	14,390	1,133,788
Starwood Hotels & Resorts Worldwide, Inc.	7,600	600,400

		4,116,511

Industrial Gases — 0.3%
Praxair, Inc.	17,400	2,233,812

35

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Controls — 0.3%
Honeywell International, Inc.	17,700	$1,753,539

Instruments - Scientific — 1.4%
Thermo Fisher Scientific, Inc.	70,100	9,063,229

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	33,500	1,895,765

Internet Application Software — 1.0%
Tencent Holdings, Ltd.	391,000	6,252,047

Internet Content - Entertainment — 2.5%
Facebook, Inc., Class A†	199,841	15,527,646
Twitter, Inc.†	21,700	905,758

		16,433,404

Internet Content - Information/News — 0.7%
LinkedIn Corp., Class A†	20,200	4,570,654

Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	32,540	4,287,796
Invesco, Ltd.	119,200	4,810,912

		9,098,708

Machinery - General Industrial — 1.2%
Roper Industries, Inc.	25,600	4,040,192
Wabtec Corp.	45,500	4,026,295

		8,066,487

Machinery - Pumps — 0.1%
Flowserve Corp.	13,800	812,406

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	8,500	4,401,045

Medical Products — 1.2%
Becton Dickinson and Co.	22,000	3,087,260
Cooper Cos., Inc.	2,500	422,250
Covidien PLC	23,500	2,373,500
Stryker Corp.	21,800	2,025,438

		7,908,448

Medical - Biomedical/Gene — 11.1%
Alexion Pharmaceuticals, Inc.†	70,900	13,818,410
Biogen Idec, Inc.†	48,800	15,015,272
Celgene Corp.†	123,800	14,074,822
Gilead Sciences, Inc.†	229,900	23,063,568
Regeneron Pharmaceuticals, Inc.†	10,000	4,161,100
Vertex Pharmaceuticals, Inc.†	21,700	2,557,996

		72,691,168

Medical - Drugs — 2.9%
AbbVie, Inc.	900	62,280
Allergan, Inc.	57,500	12,298,675
Eli Lilly & Co.	13,400	912,808
Valeant Pharmaceuticals International, Inc.†	39,400	5,730,730

		19,004,493

Medical - Generic Drugs — 0.9%
Actavis PLC†	21,000	5,682,810
Perrigo Co. PLC	400	64,076

		5,746,886

Medical - HMO — 0.2%
Anthem, Inc.	500	63,955
UnitedHealth Group, Inc.	14,600	1,439,998

		1,503,953

Medical - Wholesale Drug Distribution — 3.7%
AmerisourceBergen Corp.	27,000	2,458,350

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution (continued)
Cardinal Health, Inc.	41,400	$3,402,666
McKesson Corp.	87,800	18,504,728

		24,365,744

Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	45,500	10,824,450

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	5,800	404,144

Multimedia — 0.5%
Time Warner, Inc.	800	68,096
Twenty-First Century Fox, Inc., Class A	4,400	161,920
Walt Disney Co.	33,900	3,136,089

		3,366,105

Oil Companies - Exploration & Production — 3.0%
Cimarex Energy Co.	3,600	377,820
Concho Resources, Inc.†	32,900	3,133,725
Continental Resources, Inc.†#	24,800	1,016,304
EOG Resources, Inc.	1,000	86,720
EQT Corp.	57,500	5,231,350
Pioneer Natural Resources Co.	42,600	6,101,598
Range Resources Corp.	51,128	3,356,553

		19,304,070

Oil - Field Services — 0.0%
Schlumberger, Ltd.	900	77,355

Real Estate Investment Trusts — 2.1%
American Tower Corp.	128,500	13,493,785

Recreational Vehicles — 0.0%
Polaris Industries, Inc.	1,300	203,723

Retail - Apparel/Shoe — 1.1%
L Brands, Inc.	38,300	3,098,470
PVH Corp.	1,300	165,282
Ross Stores, Inc.	39,400	3,604,312

		6,868,064

Retail - Auto Parts — 1.3%
AutoZone, Inc.†	2,100	1,213,191
O’Reilly Automotive, Inc.†	39,200	7,163,408

		8,376,599

Retail - Automobile — 0.2%
CarMax, Inc.†#	24,000	1,367,520

Retail - Building Products — 2.5%
Home Depot, Inc.	67,100	6,669,740
Lowe’s Cos., Inc.	145,900	9,312,797

		15,982,537

Retail - Discount — 0.6%
Costco Wholesale Corp.	29,500	4,192,540

Retail - Drug Store — 1.1%
CVS Health Corp.	55,500	5,070,480
Walgreen Co.	34,100	2,339,601

		7,410,081

Retail - Gardening Products — 0.6%
Tractor Supply Co.	53,200	4,092,676

Retail - Jewelry — 0.1%
Tiffany & Co.	7,000	755,440

Retail - Restaurants — 2.7%
Chipotle Mexican Grill, Inc.†	11,600	7,697,992
Starbucks Corp.	122,500	9,948,225

		17,646,217

36

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Software Tools — 0.1%
VMware, Inc., Class A†	5,800	$510,168

Telephone - Integrated — 0.3%
SoftBank Corp.	32,200	2,160,686

Therapeutics — 0.6%
Pharmacyclics, Inc.†	28,600	3,986,554

Transport - Rail — 2.1%
Canadian Pacific Railway, Ltd.	16,200	3,129,192
Kansas City Southern	38,800	4,614,872
Union Pacific Corp.	51,500	6,013,655

		13,757,719

Transport - Services — 0.9%
FedEx Corp.	32,600	5,808,668

Transport - Truck — 0.3%
J.B. Hunt Transport Services, Inc.	19,800	1,634,094

Web Portals/ISP — 7.6%
Baidu, Inc. ADR†	68,300	16,741,013
Google, Inc., Class A†	28,300	15,538,964
Google, Inc., Class C†	30,100	16,309,083
NAVER Corp.	1,618	1,104,028

		49,693,088

Total Long-Term Investment Securities
(cost $394,936,088)		649,458,988

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Prime Portfolio(1)	5,111,668	$5,111,668
T. Rowe Price Reserve Investment Fund	1,745,817	1,745,817

Total Short-Term Investment Securities
(cost $6,857,485)		6,857,485

TOTAL INVESTMENTS
(cost $401,793,573)(2)	100.6%	656,316,473
Liabilities in excess of other assets	(0.6)	(4,042,755)

NET ASSETS	100.0%	$652,273,718

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $4,721,159. This was secured by collateral of $5,111,668, which was received in cash and subsequently invested in short-term investments currently valued at $5,111,668 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$649,458,988	$—	$—	$649,458,988
Short-Term Investment Securities	6,857,485	—	—	6,857,485

Total Investments at Value	$656,316,473	$—	$—	$656,316,473

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

37

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Banks — Super Regional	6.9%
Diversified Banking Institutions	6.5
Electronic Components — Semiconductors	5.9
Medical — Drugs	5.8
Time Deposits	5.5
Aerospace/Defense	3.5
Retail — Discount	3.5
Medical — HMO	3.4
Registered Investment Companies	3.4
Auto/Truck Parts & Equipment — Original	3.3
Finance — Consumer Loans	3.3
Savings & Loans/Thrifts	3.1
Cruise Lines	2.9
Tobacco	2.7
Enterprise Software/Service	2.7
Diversified Manufacturing Operations	2.7
Oil Companies — Exploration & Production	2.6
Finance — Credit Card	2.5
Telephone — Integrated	1.7
Medical Instruments	1.7
Apparel Manufacturers	1.6
Pharmacy Services	1.6
Banks — Fiduciary	1.6
Applications Software	1.6
Medical — Wholesale Drug Distribution	1.6
Tools — Hand Held	1.6
Medical — Generic Drugs	1.5
Building — Residential/Commercial	1.5
Cable/Satellite TV	1.5
Building & Construction Products — Misc.	1.4
Investment Management/Advisor Services	1.4
Building Products — Cement	1.4
Banks — Commercial	1.4
Electric Products — Misc.	1.2
Resorts/Theme Parks	1.2
Machinery — Construction & Mining	1.1
Electric — Integrated	1.1
Chemicals — Diversified	1.0
Oil Companies — Integrated	1.0
Instruments — Controls	1.0
Engineering/R&D Services	0.8
Cellular Telecom	0.8
Finance — Investment Banker/Broker	0.7
Oil & Gas Drilling	0.5

103.7%

*	Calculated as a percentage of net assets

38

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.8%
Aerospace/Defense — 3.5%
General Dynamics Corp.	4,800	$697,728
Raytheon Co.	5,460	582,582
Spirit AeroSystems Holdings, Inc., Class A†	18,400	793,224

		2,073,534

Apparel Manufacturers — 1.6%
Hanesbrands, Inc.	8,400	972,048

Applications Software — 1.6%
Microsoft Corp.	19,835	948,311

Auto/Truck Parts & Equipment - Original — 3.3%
Delphi Automotive PLC	13,600	992,120
Johnson Controls, Inc.	19,600	980,000

		1,972,120

Banks - Commercial — 1.4%
CIT Group, Inc.	17,000	829,600

Banks - Fiduciary — 1.6%
State Street Corp.	12,410	952,219

Banks - Super Regional — 6.9%
Capital One Financial Corp.	17,625	1,466,400
Fifth Third Bancorp	28,700	577,444
PNC Financial Services Group, Inc.	8,725	763,176
Wells Fargo & Co.	24,145	1,315,419

		4,122,439

Building & Construction Products - Misc. — 1.4%
Owens Corning	24,600	857,064

Building Products - Cement — 1.4%
CRH PLC ADR	35,500	831,055

Building - Residential/Commercial — 1.5%
NVR, Inc.†	699	879,810

Cable/Satellite TV — 1.5%
DIRECTV†	10,000	877,100

Cellular Telecom — 0.8%
Vodafone Group PLC ADR	13,054	477,124

Chemicals - Diversified — 1.0%
FMC Corp.	5,200	282,880
Rockwood Holdings, Inc.	4,100	319,595

		602,475

Cruise Lines — 2.9%
Carnival Corp.	21,800	962,688
Royal Caribbean Cruises, Ltd.	10,200	752,148

		1,714,836

Diversified Banking Institutions — 6.5%
Bank of America Corp.	73,026	1,244,363
Citigroup, Inc.	28,110	1,517,097
JPMorgan Chase & Co.	18,105	1,089,197

		3,850,657

Diversified Manufacturing Operations — 2.7%
Eaton Corp. PLC	10,800	732,564
SPX Corp.	9,500	852,055

		1,584,619

Electric Products - Misc. — 1.2%
Emerson Electric Co.	10,940	697,425

Electric - Integrated — 1.1%
Public Service Enterprise Group, Inc.	15,300	639,234

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 5.9%
Fairchild Semiconductor International, Inc.†	46,600	$751,658
Intel Corp.	24,600	916,350
Microchip Technology, Inc.#	20,300	916,545
Texas Instruments, Inc.	16,420	893,577

		3,478,130

Engineering/R&D Services — 0.8%
KBR, Inc.	29,200	491,728

Enterprise Software/Service — 2.7%
CA, Inc.	23,700	738,255
Oracle Corp.	20,500	869,405

		1,607,660

Finance - Consumer Loans — 3.3%
Navient Corp.	50,105	1,050,201
SLM Corp.	92,605	896,416

		1,946,617

Finance - Credit Card — 2.5%
American Express Co.	8,155	753,685
Discover Financial Services	11,100	727,605

		1,481,290

Finance - Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	17,200	392,332

Instruments - Controls — 1.0%
Honeywell International, Inc.	5,800	574,606

Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	6,500	856,505

Machinery - Construction & Mining — 1.1%
Joy Global, Inc.	13,700	671,848

Medical Instruments — 1.7%
Medtronic, Inc.	13,630	1,006,848

Medical - Drugs — 5.8%
Johnson & Johnson	8,285	896,852
Merck & Co., Inc.	14,000	845,600
Pfizer, Inc.	26,541	826,752
Sanofi ADR	18,600	898,194

		3,467,398

Medical - Generic Drugs — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	15,600	888,888

Medical - HMO — 3.4%
Anthem, Inc.	5,715	731,006
Cigna Corp.	6,000	617,340
UnitedHealth Group, Inc.	6,920	682,519

		2,030,865

Medical - Wholesale Drug Distribution — 1.6%
Cardinal Health, Inc.	11,500	945,185

Oil & Gas Drilling — 0.5%
Seadrill, Ltd.#	21,400	313,724

Oil Companies - Exploration & Production — 2.6%
ConocoPhillips	9,065	598,925
FMSA Holdings, Inc.†#	28,400	271,504
Occidental Petroleum Corp.	8,365	667,276

		1,537,705

Oil Companies - Integrated — 1.0%
BP PLC ADR	14,635	575,448

39

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pharmacy Services — 1.6%
Omnicare, Inc.	13,700	$963,384

Resort/Theme Parks — 1.2%
SeaWorld Entertainment, Inc.	41,600	694,304

Retail - Discount — 3.5%
Target Corp.	14,400	1,065,600
Wal-Mart Stores, Inc.	11,400	997,956

		2,063,556

Savings & Loans/Thrifts — 3.1%
First Niagara Financial Group, Inc.	55,200	450,984
New York Community Bancorp, Inc.#	43,200	686,448
People’s United Financial, Inc.	48,200	712,396

		1,849,828

Telephone - Integrated — 1.7%
Verizon Communications, Inc.	20,338	1,028,900

Tobacco — 2.7%
Altria Group, Inc.	18,370	923,276
Philip Morris International, Inc.	8,200	712,826

		1,636,102

Tools - Hand Held — 1.6%
Stanley Black & Decker, Inc.	9,960	940,622

Total Long-Term Investment Securities
(cost $43,042,393)		56,325,143

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 8.9%
Registered Investment Companies — 3.4%
State Street Navigator Securities Lending Prime Portfolio(1)	2,025,550	$2,025,550

Time Deposits — 5.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$3,234,000	3,234,000

Total Short-Term Investment Securities
(cost $5,259,550)		5,259,550

TOTAL INVESTMENTS
(cost $48,301,943)(2)	103.7%	61,584,693
Liabilities in excess of other assets	(3.7)	(2,204,055)

NET ASSETS	100.0%	$59,380,638

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $1,937,749. This was secured by collateral of $2,025,550, which was received in cash and subsequently invested in short-term investments currently valued at $2,025,550 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$56,325,143	$—	$—	$56,325,143
Short-Term Investment Securities:
Registered Investment Companies	2,025,550	—	—	2,025,550
Time Deposits	—	3,234,000	—	3,234,000

Total Investments at Value	$58,350,693	$3,234,000	$—	$61,584,693

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

40

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	24.8%
United States Treasury Notes	23.7
Time Deposits	12.8
Federal Home Loan Mtg. Corp.	9.8
Diversified Financial Services	6.2
Banks — Commercial	4.2
United States Treasury Bonds	3.8
Diversified Banking Institutions	3.5
Pipelines	1.1
Electric — Integrated	1.1
Sovereign	0.9
Telephone — Integrated	0.9
Oil Companies — Exploration & Production	0.9
Paper & Related Products	0.8
Insurance — Life/Health	0.7
Savings & Loans/Thrifts	0.7
Insurance — Multi-line	0.6
Diversified Manufacturing Operations	0.6
Medical — Generic Drugs	0.5
Oil Companies — Integrated	0.5
Retail — Drug Store	0.5
Auto — Cars/Light Trucks	0.5
Machinery — Farming	0.4
Medical Labs & Testing Services	0.4
Registered Investment Companies	0.4
Advertising Agencies	0.4
Banks — Super Regional	0.4
Aerospace/Defense	0.4
Municipal Bonds & Notes	0.4
Medical — Biomedical/Gene	0.3
Cable/Satellite TV	0.3
Brewery	0.3
Finance — Other Services	0.3
Chemicals — Specialty	0.3
Special Purpose Entities	0.3
Banks — Fiduciary	0.2
Schools	0.2
Oil & Gas Drilling	0.2
Banks — Export/Import	0.2
Insurance — Mutual	0.2
Steel Pipe & Tube	0.2
Tools — Hand Held	0.2
Office Automation & Equipment	0.2
Beverages — Non-alcoholic	0.2
Metal — Copper	0.2
Real Estate Investment Trusts	0.2
Medical — Drugs	0.2
Medical Products	0.2
E-Commerce/Products	0.2
Oil — Field Services	0.2
Electric — Distribution	0.2
Computers	0.1
Auto — Heavy Duty Trucks	0.1
Federal Home Loan Bank	0.1
Telecom Services	0.1
Finance — Credit Card	0.1
Regional Authority	0.1
Food — Wholesale/Distribution	0.1
Security Services	0.1
SupraNational Banks	0.1
Finance — Consumer Loans	0.1
Food — Misc./Diversified	0.1
Electronic Components — Semiconductors	0.1
Gold Mining	0.1
Banks — Money Center	0.1
Multimedia	0.1
Networking Products	0.1
Retail — Discount	0.1
Diversified Minerals	0.1

Retail — Mail Order	0.1
Petrochemicals	0.1
Computers — Memory Devices	0.1
Cosmetics & Toiletries	0.1
Broadcast Services/Program	0.1
Steel — Specialty	0.1
Real Estate Management/Services	0.1
Finance — Auto Loans	0.1
Tennessee Valley Authority	0.1
Electric — Generation	0.1

109.7%

Credit Quality†#

Aaa	67.8%
Aa	3.8
A	9.8
Baa	13.6
Ba	2.1
Not Rated@	2.9

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$102,000	$102,562
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	185,000	185,824
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	252,000	254,616
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	446,000	448,741
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.52% due 04/15/2021	228,000	228,435
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	343,000	342,966
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020	196,000	197,239
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	323,000	332,797
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	420,000	434,575
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	216,000	224,731
CLI Funding LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	320,308	322,717
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	219,000	226,116
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(1)	191,000	198,281
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	281,179	298,336
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	705,000	706,796
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	361,000	362,002
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	192,000	193,599
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A 2.98% due 11/15/2045(1)	206,000	214,333
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	972,812	1,047,673
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	245,871	249,824
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	375,000	375,536

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	$507,521	$507,983
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	282,000	282,721
Sierra Timeshare 2014-2 Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	180,005	181,209
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	208,800	212,135
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	640,774	653,059
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,046,208
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(1)	1,000,000	1,062,416
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	385,768	390,949
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	251,000	260,015
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)(5)	900,000	926,974
WF-RBS Commercial Mtg. Trust Series 2014-A5, Class C24 3.61% due 11/15/2047(1)	184,000	191,446

Total Asset Backed Securities
(cost $12,738,057)		12,662,814

U.S. CORPORATE BONDS & NOTES — 18.8%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	620,000	618,077
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	126,000	128,107
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	150,000	150,684

		896,868

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	210,000	214,959
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	151,000	154,806
Boeing Co. Senior Notes 0.95% due 05/15/2018	302,000	296,184
Raytheon Co. Senior Notes 4.20% due 12/15/2044	172,000	175,264

		841,213

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks — 0.5%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	$305,000	$305,216
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	393,000	392,974
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	461,000	473,891

		1,172,081

Auto - Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	335,000	337,937

Banks - Commercial — 1.1%
Associated Banc-Corp Senior Notes 2.75% due 11/15/2019	134,000	134,386
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	621,000	622,239
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	259,156
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	810,000	833,891
PNC Bank NA Senior Notes 1.13% due 01/27/2017	650,000	651,895
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	28,000	29,533

		2,531,100

Banks - Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	556,206

Banks - Super Regional — 0.3%
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	144,000	143,715
Wells Fargo & Co Senior Notes 1.40% due 09/08/2017	644,000	646,049

		789,764

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	507,000	508,176

Broadcast Services/Program — 0.1%
Scripps Networks Interactive, Inc. Senior Notes 2.75% due 11/15/2019	175,000	176,742

Cable/Satellite TV — 0.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	190,000	224,465

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	$159,000	$159,653
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	75,000	95,333
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	195,000	263,746

		743,197

Chemicals - Specialty — 0.3%
Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019	124,000	124,782
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	134,000	136,656
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	172,000	178,481
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	236,365

		676,284

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	322,000	357,551

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	176,851

Diversified Banking Institutions — 2.6%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	378,000	383,295
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,016,000	1,158,449
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	310,000	309,761
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	29,000	30,361
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	274,000	308,991
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	261,000	320,173
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	726,000	899,041
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	399,000	397,499
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	309,000	312,745
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	334,000	395,876

43

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	$892,000	$909,128
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	147,000	149,039
Morgan Stanley Senior Notes 4.75% due 03/22/2017	423,000	454,270
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	44,000	54,899

		6,083,527

Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	399,000	404,398
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	725,000	900,545
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	360,127

		1,665,070

Diversified Manufacturing Operations — 0.6%
General Electric Co. Senior Notes 2.70% due 10/09/2022	262,000	260,823
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	481,000	569,113
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	172,000	179,268
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	323,525

		1,332,729

Electric - Integrated — 0.9%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054#	172,000	180,508
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	109,000	116,673
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	373,778
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	172,000	173,770
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	317,705
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	240,000	253,246
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	115,500
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	310,000	309,977

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Southern Co. Senior Notes 1.30% due 08/15/2017	$259,000	$258,796

		2,099,953

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	249,000	248,799

Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	162,619

Finance - Consumer Loans — 0.1%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	253,000	258,457

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	13,016
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	112,000	11

		13,036

Finance - Other Services — 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	478,000	478,176

Food - Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	192,000	250,585

Food - Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	267,000	274,146

Insurance - Life/Health — 0.4%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	211,926
Pricoa Global Funding I Sec. Notes 1.35% due 08/18/2017*	320,000	320,446
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,587
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	313,000	314,716

		964,675

Insurance - Multi-line — 0.4%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	477,000	588,671

44

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Multi-line (continued)
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	$332,000	$337,523

		926,194

Insurance - Mutual — 0.2%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	458,430

Machinery - Farming — 0.4%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	584,000	585,053
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	429,000	430,355

		1,015,408

Medical Labs & Testing Services — 0.4%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	441,000	442,128
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	551,896

		994,024

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	56,108
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	350,570

		406,678

Medical - Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 2.35% due 02/01/2020	145,000	146,748
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	243,000	250,307
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	357,000	373,854

		770,909

Medical - Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	519,000	557,523

Metal - Copper — 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	230,000	231,401
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	177,000	179,802

		411,203

Security Description	Principal Amount	Value (Note 2)

Multimedia — 0.1%
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	$159,000	$235,232

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	228,000	229,600

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	407,000	415,470

Oil Companies - Exploration & Production — 0.8%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	744,000	906,536
Hess Corp. Senior Notes 5.60% due 02/15/2041	338,000	372,216
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	205,110
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	148,000	148,678
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	131,665

		1,764,205

Oil - Field Services — 0.2%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	126,000	137,813
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	210,000	234,412

		372,225

Paper & Related Products — 0.8%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	488,000	538,576
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	425,000	429,516
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	382,863
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	366,000	416,292

		1,767,247

Pipelines — 1.1%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	131,000	118,397
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	892,000	1,023,248
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	371,000	427,906

45

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	$167,000	$169,732
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	167,000	168,054
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	172,000	175,263
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	241,000	244,904
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	166,000	171,072

		2,498,576

Real Estate Investment Trusts — 0.2%
HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	165,267
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	239,000	244,856

		410,123

Real Estate Management/Services — 0.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	168,000	170,358

Retail - Discount — 0.1%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	215,000	223,501

Retail - Drug Store — 0.5%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	133,979	144,852
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	153,533	178,105
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	150,000	176,916
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	322,000	328,851
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.80% due 11/18/2044	330,000	347,250

		1,175,974

Retail - Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	224,000	216,924

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	388,826
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	791,000	887,729

Security Description	Principal Amount	Value (Note 2)

Savings & Loans/Thrifts (continued)
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	$400,000	$454,234

		1,730,789

Schools — 0.2%
Northwestern University Notes 4.20% due 12/01/2047	225,000	235,884
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	113,000	111,137
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	187,325

		534,346

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	311,000	272,125

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	443,483
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	157,758

		601,241

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	141,000	139,721
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	303,000	299,543

		439,264

Steel - Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	175,000	176,512

Telephone - Integrated — 0.6%
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	313,000	313,931
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	326,000	323,801
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	30,000	32,836
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	371,000	386,788
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	196,000	242,619

		1,299,975

Total U.S. Corporate Bonds & Notes
(cost $42,617,160)		43,669,798

46

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 6.6%
Banks - Commercial — 3.0%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	$293,000	$293,672
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	760,000	764,295
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	324,000	323,017
BPCE SA Sub. Notes 4.50% due 03/15/2025*	314,000	309,176
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019	282,000	286,520
Credit Suisse Senior Notes 1.38% due 05/26/2017	596,000	596,767
Credit Suisse Sub. Notes 5.40% due 01/14/2020	466,000	524,486
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	672,000	675,510
ING Bank NV Senior Notes 4.00% due 03/15/2016*	557,000	578,769
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	480,000	478,298
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	783,000	782,048
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	151,000	153,069
National Australia Bank Ltd. Senior Notes 2.75% due 03/09/2017	506,000	523,627
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	646,808

		6,936,062

Banks - Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	239,968

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	413,485

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	200,000	200,526

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*	172,000	179,232

Diversified Banking Institutions — 0.6%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	573,000	572,134

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	$196,000	$213,304
UBS AG Senior Notes 1.38% due 08/14/2017	489,000	487,452
UBS AG Sub. Notes 5.13% due 05/15/2024	223,000	223,027

		1,495,917

Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	373,000	381,081

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	98,000	98,724

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	221,890

E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	404,000	403,405

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	138,568

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	165,000	164,550
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	88,000	84,103

		248,653

Insurance - Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	250,000	249,778

Medical - Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	407,659

Medical - Generic Drugs — 0.3%
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	237,000	238,679
Perrigo Finance PLC Company Guar. Notes 3.90% due 12/15/2024	216,000	217,864
Perrigo Finance PLC Company Guar. Notes 4.90% due 12/15/2044	207,000	211,611

		668,154

47

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.2%
Ensco PLC Senior Notes 5.75% due 10/01/2044#	$127,000	$132,407
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022#	72,000	62,160
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021#	166,000	165,357
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	157,000	154,534

		514,458

Oil Companies - Exploration & Production — 0.1%
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	189,000	174,715

Oil Companies - Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	475,000	473,004
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	350,000	358,663
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	167,000	166,875
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	158,000	164,434
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	22,660

		1,185,636

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	219,000	214,620

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	261,444

Telephone - Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	212,000	241,680
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	423,000	477,990

		719,670

Total Foreign Corporate Bonds & Notes
(cost $15,297,625)		15,353,645

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	255,624
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	241,337
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	339,197

Total Municipal Bonds & Notes
(cost $789,651)		836,158

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 34.8%
Federal Home Loan Bank — 0.1%
5.50% due 07/15/2036	$250,000	$336,194

Federal Home Loan Mtg. Corp. — 9.8%
1.89% due 02/01/2037 FRS	113,313	119,337
2.50% due 01/01/2028	407,997	418,133
2.50% due 04/01/2028	963,790	986,558
3.00% due 08/01/2027	766,888	800,165
3.00% due 10/01/2042	826,281	836,961
3.00% due 11/01/2042	1,389,090	1,406,674
3.00% due 02/01/2043	457,628	463,294
3.00% due 04/01/2043	895,502	906,519
3.00% due 05/01/2043	1,393,153	1,411,156
3.00% due 08/01/2043	941,404	952,695
3.50% due 11/01/2041	1,086,866	1,133,334
3.50% due 03/01/2042	314,617	327,985
3.50% due 04/01/2042	1,764,545	1,839,875
3.50% due 06/01/2042	2,357,570	2,457,015
3.50% due 08/01/2042	420,890	439,162
4.00% due 09/01/2040	167,393	178,711
4.50% due 01/01/2039	36,626	39,772
4.50% due 06/01/2040	1,208,976	1,330,826
4.50% due 06/01/2041	1,441,070	1,565,625
5.00% due 10/01/2033	2,483	2,749
5.00% due 06/01/2039	704,251	786,601
5.00% due 07/01/2040	1,275,209	1,418,029
5.50% due 11/01/2018	56,972	60,552
5.50% due 02/01/2035	241,988	270,209
6.00% due 10/01/2033	182,511	208,237
6.00% due 03/01/2040	1,705	1,932
6.50% due 02/01/2035	8,033	9,139
6.50% due 01/01/2036	23,046	26,220
6.75% due 09/15/2029	500,000	728,136
6.75% due 03/15/2031	250,000	369,150
7.00% due 11/01/2016	3,236	3,332
Federal Home Loan Mtg. Corp.
Structured Agency Credit Risk FRS Series 2014-DN2, Class M2
1.81% due 04/25/2024(2)	253,000	242,588
Series 2014-HQ1, Class M1
1.81% due 08/25/2024 FRS(2)	494,532	494,224
Series 2014-DN1, Class M2
2.36% due 02/25/2024(2)	461,000	453,296
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	68,624	67,983
Series 3572, Class JS
6.65% due 09/15/2039 FRS(2)(4)	631,249	104,112

		22,860,286

Federal National Mtg. Assoc. — 24.8%
2.11% due 05/01/2037 FRS	214,659	228,182
2.38% due 11/01/2036 FRS	425,158	454,959
2.43% due 08/01/2035 FRS	471,019	506,455
2.50% due 04/01/2028	1,369,442	1,400,710
2.98% due 10/01/2040 FRS	255,571	272,739
3.00% due 10/01/2027	192,184	200,500
3.00% due 12/01/2027	1,553,076	1,621,501
3.00% due 01/01/2028	1,693,715	1,768,323
3.00% due 03/01/2042	465,173	471,263
3.00% due 12/01/2042	1,041,731	1,054,361
3.00% due December TBA	6,786,000	6,868,783
3.50% due 08/01/2026	345,710	366,849
3.50% due 09/01/2026	99,850	106,094
3.50% due 08/01/2027	179,760	190,578
3.50% due 10/01/2028	891,551	949,308
3.50% due 12/01/2041	733,699	767,038
3.50% due 06/01/2042	500,995	523,214

48

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 07/01/2042	$126,227	$129,934
3.50% due 08/01/2042	1,201,373	1,246,141
3.50% due 08/01/2043	932,241	972,847
3.50% due December TBA	6,067,000	6,330,253
4.00% due 04/01/2039	344,811	368,588
4.00% due 07/01/2040	245,643	264,226
4.00% due 09/01/2040	178,602	191,086
4.00% due 10/01/2040	180,759	193,224
4.00% due 12/01/2040	1,995,037	2,133,478
4.00% due 03/01/2041	322,850	345,365
4.00% due 10/01/2041	1,984,241	2,121,071
4.00% due 11/01/2041	1,087,722	1,162,729
4.00% due 01/01/2042	155,192	165,894
4.00% due 12/01/2043	974,188	1,048,792
4.00% due December TBA	4,446,000	4,746,800
4.50% due 11/01/2022	261,311	277,560
4.50% due 10/01/2024	541,059	585,577
4.50% due 01/01/2039	82,436	89,791
4.50% due 09/01/2039	467,291	508,998
4.50% due 09/01/2040	1,272,930	1,386,857
4.50% due 11/01/2040	382,440	416,667
4.50% due 12/01/2040	761,612	829,755
4.50% due 05/01/2041	593,246	645,914
4.50% due 07/01/2041	257,366	280,367
4.50% due December TBA	2,440,000	2,651,785
5.00% due 03/15/2016	1,140,000	1,209,233
5.00% due 05/11/2017	500,000	550,585
5.00% due 10/01/2033	7,544	8,392
5.00% due 03/01/2034	97,524	108,090
5.00% due 05/01/2039	925,657	1,028,148
5.00% due 05/01/2040	236,570	263,853
5.00% due 06/01/2040	147,940	164,486
5.00% due 07/01/2040	541,089	599,709
5.00% due December TBA	511,000	566,571
5.50% due 12/01/2029	161,911	181,506
5.50% due 04/01/2033	125,604	141,779
5.50% due 12/01/2033	126,250	142,253
5.50% due 05/01/2034	165,181	186,229
5.50% due 07/01/2037	741,833	829,541
5.50% due 08/01/2037	492,779	551,549
5.50% due 06/01/2038	72,576	81,655
6.00% due 03/01/2016	218	219
6.00% due 12/01/2016	5,249	5,445
6.00% due 11/01/2017	15,992	16,695
6.00% due 12/01/2020	45,805	48,312
6.00% due 12/01/2033	100,101	114,334
6.00% due 12/01/2036	952,266	1,080,544
6.00% due 05/01/2038	200,446	227,552
6.00% due 11/01/2038	276,958	314,657
6.00% due 06/01/2040	208,471	236,267
6.50% due 10/01/2037	78,399	89,184
7.50% due 08/01/2015	27	27
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1
1.76% due 01/25/2024(2)	482,058	480,366
Series 2013-C01, Class M1
2.16% due 10/25/2023(2)	604,678	607,523
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	788,585	792,678

		57,471,938

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	155,000	157,536

Total U.S. Government Agencies
(cost $79,700,455)		80,825,954

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 27.8%
United States Treasury Bonds — 3.8%
2.75% due 11/15/2042	$423,000	$409,286
3.13% due 11/15/2041	809,000	847,680
3.13% due 02/15/2042	408,000	426,455
3.13% due 08/15/2044	85,000	88,466
3.38% due 05/15/2044	958,000	1,044,444
3.50% due 02/15/2039	483,000	539,979
3.63% due 02/15/2044	1,465,000	1,671,474
3.88% due 08/15/2040	54,000	64,260
4.25% due 05/15/2039	267,000	335,002
4.38% due 11/15/2039	934,000	1,194,425
4.50% due 02/15/2036	225,000	292,061
4.50% due 05/15/2038	120,000	155,709
4.75% due 02/15/2037	587,000	787,910
5.00% due 05/15/2037	159,000	220,762
5.25% due 11/15/2028	404,000	537,289
8.13% due 08/15/2019	92,000	120,024

		8,735,226

United States Treasury Notes — 24.0%
0.07% due 01/31/2016 FRS	973,000	972,870
0.25% due 01/31/2015	530,000	530,145
0.25% due 08/15/2015	800,000	800,813
0.38% due 04/15/2015	540,000	540,675
0.38% due 11/15/2015	9,000	9,020
0.38% due 03/31/2016	669,000	670,098
0.50% due 07/31/2017	3,351,000	3,325,345
0.63% due 08/31/2017	6,000,000	5,967,186
0.75% due 10/31/2017	7,911,000	7,881,334
0.75% due 12/31/2017	234,000	232,519
0.88% due 02/28/2017	2,600,000	2,616,250
1.00% due 08/31/2016	103,000	104,102
1.00% due 08/31/2019	2,300,000	2,249,688
1.25% due 10/31/2015	2,222,000	2,244,740
1.38% due 11/30/2015	53,000	53,638
1.38% due 02/28/2019	510,000	510,478
1.50% due 01/31/2019	4,400,000	4,431,280
1.75% due 05/15/2022	2,390,000	2,354,336
2.00% due 02/15/2022	3,444,000	3,461,757
2.13% due 09/30/2021	800,000	812,062
2.13% due 12/31/2015	150,000	153,117
2.25% due 11/15/2024	463,000	465,315
2.38% due 08/15/2024	1,958,000	1,989,512
2.50% due 04/30/2015	500,000	505,117
2.50% due 05/15/2024	4,538,000	4,665,985
2.75% due 12/31/2017	1,511,000	1,593,396
3.13% due 05/15/2019	11,000	11,819
3.63% due 08/15/2019	27,000	29,662
3.88% due 05/15/2018	4,109,000	4,500,962
4.00% due 08/15/2018	1,403,000	1,548,342
4.25% due 08/15/2015	538,000	553,762

		55,785,325

Total U.S. Government Treasuries
(cost $63,127,186)		64,520,551

FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Banks - Export/Import — 0.2%
Export-Import Bank of China Senior Notes 2.50% due 07/31/2019*	505,000	509,320

Electric - Distribution — 0.2%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	300,857

49

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	$272,000	$275,898

Sovereign — 0.6%
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	206,000	203,940
Government of Canada Senior Notes 0.88% due 02/14/2017	308,000	309,371
United Mexican States Senior Notes 3.50% due 01/21/2021	423,000	436,536
United Mexican States Senior Notes 3.60% due 01/30/2025	240,000	240,576
United Mexican States Senior Notes 4.75% due 03/08/2044	195,000	201,191

		1,391,614

Total Foreign Government Obligations
(cost $2,414,864)		2,477,689

PREFERRED SECURITIES — 0.2%
Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	7,100	159,608

Telecom Services — 0.1%
Qwest Corp. 6.13%#	13,750	333,438

Total Preferred Securities
(cost $521,212)		493,046

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks - Commercial — 0.1%
Nordea Bank AB FRS 6.13% due 09/23/2024*(7)	212,000	212,424

Banks - Super Regional — 0.1%
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	98,698

Diversified Banking Institutions — 0.3%
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(7)	334,000	362,594
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(7)	158,000	159,777
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(7)	220,000	216,040

		738,411

Electric - Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2024	154,000	161,122

Finance - Credit Card — 0.1%
American Express Co. FRS 5.20% due 11/15/2019(7)	281,000	284,015

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(3)	78,000	8

Security Description	Shares/ Principal Amount	Value (Note 2)

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	$216,000	$213,840

Insurance - Life/Health — 0.2%
Dai-ichi Life Insurance Co., Ltd. FRS 5.10% due 10/28/2024*(7)	227,000	235,229
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	292,197

		527,426

Insurance - Multi-line — 0.2%
Farmers Exchange Capital III FRS 5.45% due 10/15/2034*	220,000	223,025
MetLife, Inc. 6.40% due 12/15/2066	284,000	315,772

		538,797

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	423,720

Total Preferred Securities/Capital Securities
(cost $3,109,571)		3,198,461

Total Long-Term Investment Securities
(cost $220,315,781)		224,038,116

SHORT-TERM INVESTMENT SECURITIES — 13.2%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Prime Portfolio(6)	898,647	898,647

Time Deposits — 12.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	29,848,000	29,848,000

Total Short-Term Investment Securities
(cost $30,746,647)		30,746,647

TOTAL INVESTMENTS
(cost $251,062,428)(8)	109.7%	254,784,763
Liabilities in excess of other assets	(9.7)	(22,578,449)

NET ASSETS	100.0%	$232,206,314

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $18,261,598 representing 7.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $28 representing 0% of net assets.
(4)	Interest Only
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2
(6)	At November 30, 2014, the Fund had loaned securities with a total value of $879,774. This was secured by collateral of $898,647, which was received in cash and subsequently invested in short-term investments currently valued at $898,647 as reported in the portfolio of investments.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	See Note 5 for cost of investments on a tax basis.

50

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$11,735,840	$926,974	$12,662,814
U.S. Corporate Bonds & Notes	—	43,669,798	—	43,669,798
Foreign Corporate Bonds & Notes	—	15,353,645	—	15,353,645
Municipal Bonds & Notes	—	836,158	—	836,158
U.S. Government Agencies	—	80,825,954	—	80,825,954
U.S. Government Treasuries	—	64,520,551	—	64,520,551
Foreign Government Obligations	—	2,477,689	—	2,477,689
Preferred Securities	493,046	—	—	493,046
Preferred Securities/Capital Securities	—	3,198,461	—	3,198,461
Short-Term Investment Securities:
Registered Investment Companies	898,647	—	—	898,647
Time Deposits	—	29,848,000	—	29,848,000

Total Investments at Value	$1,391,693	$252,466,096	$926,974	$254,784,763

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

51

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.9%
Banks — Super Regional	4.7
Medical — HMO	3.8
Oil Companies — Integrated	3.8
Medical — Drugs	3.6
Repurchase Agreements	3.3
Computers — Memory Devices	3.2
Electronic Components — Semiconductors	2.9
Retail — Building Products	2.5
Oil — Field Services	2.4
Networking Products	2.4
Oil Refining & Marketing	2.4
Retail — Drug Store	2.3
Finance — Credit Card	2.3
Diversified Manufacturing Operations	2.2
Cable/Satellite TV	2.0
Commercial Services — Finance	2.0
Computers	1.9
Web Portals/ISP	1.8
Medical — Generic Drugs	1.7
Oil Companies — Exploration & Production	1.6
Medical — Biomedical/Gene	1.5
Airlines	1.5
Aerospace/Defense	1.5
Chemicals — Diversified	1.4
Medical Products	1.4
Semiconductor Components — Integrated Circuits	1.4
Enterprise Software/Service	1.2
Insurance — Multi-line	1.2
Internet Content — Entertainment	1.2
Transport — Rail	1.2
Medical — Hospitals	1.2
Beverages — Non-alcoholic	1.1
Insurance — Property/Casualty	1.0
Telephone — Integrated	0.9
Retail — Apparel/Shoe	0.9
Insurance — Life/Health	0.9
Applications Software	0.9
Medical — Wholesale Drug Distribution	0.9
Medical Instruments	0.8
Food — Retail	0.8
Auto/Truck Parts & Equipment — Original	0.8
Transport — Services	0.7
Finance — Consumer Loans	0.7
Multimedia	0.7
Computers — Integrated Systems	0.7
Brewery	0.6
Retail — Regional Department Stores	0.6
Medical Labs & Testing Services	0.6
Finance — Other Services	0.6
Paper & Related Products	0.5
Retail — Vitamins & Nutrition Supplements	0.5
Electric — Generation	0.5
Containers — Paper/Plastic	0.5
Computer Services	0.5
Casino Hotels	0.5
Home Decoration Products	0.5
Engineering/R&D Services	0.4
Wireless Equipment	0.4
Auto — Cars/Light Trucks	0.4
Electronic Security Devices	0.3
Registered Investment Companies	0.3
E-Commerce/Services	0.3
Electronic Components — Misc.	0.3
Real Estate Investment Trusts	0.3
Advertising Agencies	0.3
Internet Security	0.3
Office Automation & Equipment	0.2
Semiconductor Equipment	0.2

Banks — Commercial	0.2
X-Ray Equipment	0.2
Food — Meat Products	0.2
Chemicals — Specialty	0.2
Electric — Integrated	0.2
Electronic Parts Distribution	0.2
Tools — Hand Held	0.1
Batteries/Battery Systems	0.1
Gas — Distribution	0.1
Building — Residential/Commercial	0.1
Metal — Iron	0.1
Instruments — Controls	0.1
Cellular Telecom	0.1
Housewares	0.1
Banks — Fiduciary	0.1
Machinery — General Industrial	0.1
Multilevel Direct Selling	0.1
Containers — Metal/Glass	0.1
Real Estate Management/Services	0.1

100.3%

*	Calculated as a percentage of net assets

52

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.6%
Advertising Agencies — 0.3%
Alliance Data Systems Corp.†	1,500	$428,805
Interpublic Group of Cos., Inc.	13,440	272,698

		701,503

Aerospace/Defense — 1.5%
Northrop Grumman Corp.	4,440	625,729
Raytheon Co.	28,080	2,996,136
Spirit AeroSystems Holdings, Inc., Class A†	9,400	405,234

		4,027,099

Airlines — 1.5%
Delta Air Lines, Inc.	5,900	275,353
Southwest Airlines Co.	44,700	1,869,354
United Continental Holdings, Inc.†	31,500	1,928,745

		4,073,452

Applications Software — 0.9%
Microsoft Corp.	50,675	2,422,772

Auto - Cars/Light Trucks — 0.4%
General Motors Co.	32,700	1,093,161

Auto/Truck Parts & Equipment - Original — 0.8%
Lear Corp.	9,650	925,531
WABCO Holdings, Inc.†	11,000	1,128,820

		2,054,351

Banks - Commercial — 0.2%
Regions Financial Corp.	64,120	645,688

Banks - Fiduciary — 0.1%
State Street Corp.	2,590	198,731

Banks - Super Regional — 4.7%
Capital One Financial Corp.	24,600	2,046,720
KeyCorp	28,400	383,400
SunTrust Banks, Inc.	63,600	2,498,844
US Bancorp	107,475	4,750,395
Wells Fargo & Co.	58,685	3,197,159

		12,876,518

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	3,060	397,861

Beverages - Non-alcoholic — 1.1%
Dr Pepper Snapple Group, Inc.	39,700	2,937,800

Brewery — 0.6%
Molson Coors Brewing Co., Class B	22,400	1,732,640

Building - Residential/Commercial — 0.1%
PulteGroup, Inc.	14,600	315,798

Cable/Satellite TV — 2.0%
Cablevision Systems Corp., Class A	4,150	84,328
Comcast Corp., Class A	89,300	5,093,672
Comcast Corp., Special Class A	3,220	182,928
Time Warner Cable, Inc.	1,110	165,701

		5,526,629

Casino Hotels — 0.5%
Las Vegas Sands Corp.	19,800	1,261,062

Cellular Telecom — 0.1%
U.S. Cellular Corp.†	7,085	272,702

Chemicals - Diversified — 1.4%
Akzo Nobel NV ADR	39,930	918,390
Celanese Corp., Series A	4,230	254,096
Dow Chemical Co.	15,200	739,784
LyondellBasell Industries NV, Class A	7,330	578,044

Security Description	Shares	Value (Note 2)

Chemicals - Diversified (continued)
PPG Industries, Inc.	5,980	$1,308,543

		3,798,857

Chemicals - Specialty — 0.2%
Cabot Corp.	12,092	520,923

Commercial Services - Finance — 2.0%
MasterCard, Inc., Class A	43,700	3,814,573
Total System Services, Inc.	35,523	1,171,904
Western Union Co.#	19,350	359,523

		5,346,000

Computer Services — 0.5%
Amdocs, Ltd.	25,978	1,266,298

Computers — 1.9%
Apple, Inc.	21,300	2,533,209
Hewlett-Packard Co.	69,877	2,729,396

		5,262,605

Computers - Integrated Systems — 0.7%
Brocade Communications Systems, Inc.	156,889	1,774,415

Computers - Memory Devices — 3.2%
EMC Corp.	99,090	3,007,382
SanDisk Corp.	16,400	1,696,744
Seagate Technology PLC	7,700	509,047
Western Digital Corp.	34,350	3,547,324

		8,760,497

Containers - Metal/Glass — 0.1%
Crown Holdings, Inc.†	3,200	158,400

Containers - Paper/Plastic — 0.5%
Packaging Corp. of America	17,105	1,270,559

Diversified Banking Institutions — 8.9%
Bank of America Corp.	298,254	5,082,248
Citigroup, Inc.	136,543	7,369,226
Goldman Sachs Group, Inc.	11,300	2,129,033
JPMorgan Chase & Co.	147,404	8,867,825
Morgan Stanley	19,830	697,619

		24,145,951

Diversified Manufacturing Operations — 2.2%
3M Co.	27,950	4,474,515
Parker-Hannifin Corp.	11,784	1,520,490

		5,995,005

E-Commerce/Services — 0.3%
Priceline Group, Inc.†	740	858,541

Electric - Generation — 0.5%
AES Corp.	95,450	1,323,891

Electric - Integrated — 0.2%
Public Service Enterprise Group, Inc.	11,400	476,292

Electronic Components - Misc. — 0.3%
Corning, Inc.	9,160	192,543
TE Connectivity, Ltd.	9,130	586,146

		778,689

Electronic Components - Semiconductors — 2.9%
Intel Corp.	89,500	3,333,875
Micron Technology, Inc.†	122,900	4,418,255

		7,752,130

Electronic Parts Distribution — 0.2%
Avnet, Inc.	10,600	464,174

53

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Security Devices — 0.3%
Tyco International PLC	21,530	$923,637

Engineering/R&D Services — 0.4%
AECOM Technology Corp.†	38,100	1,219,581

Enterprise Software/Service — 1.2%
Oracle Corp.	78,650	3,335,546

Finance - Consumer Loans — 0.7%
SLM Corp.	192,972	1,867,969

Finance - Credit Card — 2.3%
Discover Financial Services	93,400	6,122,370

Finance - Other Services — 0.6%
Intercontinental Exchange, Inc.	560	126,554
NASDAQ OMX Group, Inc.	31,500	1,414,665

		1,541,219

Food - Meat Products — 0.1%
Tyson Foods, Inc., Class A	7,470	316,280

Food - Misc./Diversified — 0.0%
Kellogg Co.	700	46,375

Food - Retail — 0.8%
Kroger Co.	36,705	2,196,427

Gas - Distribution — 0.1%
UGI Corp.	10,255	386,716

Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	33,960	1,233,088

Housewares — 0.1%
Tupperware Brands Corp.	4,000	269,000

Instruments - Controls — 0.1%
Honeywell International, Inc.	2,795	276,901

Insurance - Life/Health — 0.9%
Aflac, Inc.	1,840	109,903
CNO Financial Group, Inc.	11,040	191,434
Lincoln National Corp.	22,197	1,257,016
Prudential Financial, Inc.	11,165	948,802

		2,507,155

Insurance - Multi-line — 1.2%
ACE, Ltd.	3,805	435,064
Genworth Financial, Inc., Class A†	75,950	690,385
Hartford Financial Services Group, Inc.	25,669	1,060,130
MetLife, Inc.	7,485	416,241
XL Group PLC	19,600	696,192

		3,298,012

Insurance - Property/Casualty — 1.0%
Travelers Cos., Inc.	25,925	2,707,866

Internet Content - Entertainment — 1.2%
Facebook, Inc., Class A†	41,000	3,185,700

Internet Security — 0.3%
Symantec Corp.	26,550	692,690

Machinery - General Industrial — 0.1%
Zebra Technologies Corp., Class A†	2,600	190,190

Medical Instruments — 0.8%
Medtronic, Inc.	31,304	2,312,426

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	1,810	189,399
Quest Diagnostics, Inc.	22,020	1,438,126

		1,627,525

Security Description	Shares	Value (Note 2)

Medical Products — 1.4%
Baxter International, Inc.	18,700	$1,365,100
Hospira, Inc.†	28,420	1,694,969
Zimmer Holdings, Inc.	5,778	648,811

		3,708,880

Medical - Biomedical/Gene — 1.5%
Amgen, Inc.	17,700	2,925,987
Biogen Idec, Inc.†	4,000	1,230,760

		4,156,747

Medical - Drugs — 3.6%
AstraZeneca PLC ADR	27,500	2,039,675
Forward Pharma A/S ADR†	9,220	183,847
Johnson & Johnson	4,550	492,538
Merck & Co., Inc.	31,078	1,877,111
Pfizer, Inc.	119,342	3,717,503
Shire PLC ADR	6,700	1,431,120

		9,741,794

Medical - Generic Drugs — 1.7%
Teva Pharmaceutical Industries, Ltd. ADR	79,702	4,541,420

Medical - HMO — 3.8%
Aetna, Inc.	39,300	3,428,532
Centene Corp.†	18,300	1,807,491
Cigna Corp.	22,720	2,337,661
UnitedHealth Group, Inc.	28,200	2,781,366

		10,355,050

Medical - Hospitals — 1.2%
Community Health Systems, Inc.†	23,400	1,101,672
Universal Health Services, Inc., Class B	19,358	2,025,234

		3,126,906

Medical - Wholesale Drug Distribution — 0.9%
McKesson Corp.	11,230	2,366,835

Metal - Iron — 0.1%
Vale SA ADR#	34,100	307,241

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A#	4,200	175,560

Multimedia — 0.7%
Viacom, Inc., Class B	23,570	1,782,599

Networking Products — 2.4%
Cisco Systems, Inc.	235,680	6,514,195

Office Automation & Equipment — 0.2%
Xerox Corp.	49,230	687,251

Oil & Gas Drilling — 0.0%
Noble Corp. PLC#	1,270	22,847

Oil Companies - Exploration & Production — 1.6%
Apache Corp.	28,970	1,856,687
Gulfport Energy Corp.†	17,320	826,684
Hess Corp.	21,840	1,592,791

		4,276,162

Oil Companies - Integrated — 3.8%
BP PLC ADR	54,500	2,142,940
Exxon Mobil Corp.	1,000	90,540
Marathon Oil Corp.	83,034	2,401,343
Suncor Energy, Inc.	121,650	3,842,923
Total SA ADR	30,750	1,710,623

		10,188,369

54

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Refining & Marketing — 2.4%
Marathon Petroleum Corp.	32,101	$2,891,979
PBF Energy, Inc., Class A	17,200	486,072
Tesoro Corp.	17,389	1,332,345
Valero Energy Corp.	35,590	1,730,030

		6,440,426

Oil - Field Services — 2.4%
Halliburton Co.	43,630	1,841,186
Oceaneering International, Inc.	6,200	388,802
Schlumberger, Ltd.	42,700	3,670,065
Weatherford International PLC†	54,200	710,020

		6,610,073

Paper & Related Products — 0.5%
Domtar Corp.	35,600	1,448,920

Real Estate Investment Trusts — 0.3%
Outfront Media, Inc.	26,300	711,678

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	1,080	157,313

Retail - Apparel/Shoe — 0.9%
Gap, Inc.	7,490	296,604
Ross Stores, Inc.	24,200	2,213,816

		2,510,420

Retail - Building Products — 2.5%
Home Depot, Inc.	20,100	1,997,940
Lowe’s Cos., Inc.	75,300	4,806,399

		6,804,339

Retail - Drug Store — 2.3%
CVS Health Corp.	69,010	6,304,754

Retail - Regional Department Stores — 0.6%
Macy’s, Inc.	25,600	1,661,696

Retail - Vitamins & Nutrition Supplements — 0.5%
GNC Holdings, Inc., Class A	31,000	1,370,820

Semiconductor Components - Integrated Circuits — 1.4%
QUALCOMM, Inc.	50,410	3,674,889

Semiconductor Equipment — 0.2%
Teradyne, Inc.	33,830	671,526

Steel - Producers — 0.0%
Reliance Steel & Aluminum Co.	1,030	65,858

Telephone - Integrated — 0.9%
Telephone & Data Systems, Inc.	32,669	835,020
Verizon Communications, Inc.	34,570	1,748,896

		2,583,916

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	4,400	415,536

Transport - Rail — 1.2%
Norfolk Southern Corp.	22,900	2,556,556
Union Pacific Corp.	5,000	583,850

		3,140,406

Transport - Services — 0.7%
FedEx Corp.	10,600	1,888,708

Web Portals/ISP — 1.8%
Google, Inc., Class A†	4,430	2,432,424
Google, Inc., Class C†	4,400	2,384,052

		4,816,476

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 0.4%
Telefonaktiebolaget LM Ericsson ADR	89,160	$1,122,524

X-Ray Equipment — 0.2%
Hologic, Inc.†	22,500	603,000

Total Common Stocks
(cost $202,949,962)		261,702,801

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Food - Meat Products — 0.1%
Tyson Foods, Inc. 4.75% due 07/15/2017	4,572	240,030

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc. 6.25% due 11/17/2016	530	61,157

Total Convertible Preferred Securities
(cost $281,600)		301,187

Total Long-Term Investment Securities
(cost $203,231,562)		262,003,988

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $882,512)	882,512	882,512

REPURCHASE AGREEMENTS — 3.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount $306,000 collateralized by $330,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $314,241	$306,000	306,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount $8,574,000 collateralized by $9,185,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $8,746,380	8,574,000	8,574,000

Total Repurchase Agreements
(cost $8,880,000)		8,880,000

TOTAL INVESTMENTS
(cost $212,994,074)(2)	100.3%	271,766,500
Liabilities in excess of other assets	(0.3)	(883,814)

NET ASSETS	100.0%	$270,882,686

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $856,716. This was secured by collateral of $882,512, which was received in cash and subsequently invested in short-term investments currently valued at $882,512 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

55

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
16	Long	S&P 500 E-Mini Index	December 2014	$1,640,217	$1,653,040	$12,823

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$261,702,801	$—	$—	$261,702,801
Convertible Preferred Securities	301,187	—	—	301,187
Short-Term Investment Securities	882,512	—	—	882,512
Repurchase Agreements	—	8,880,000	—	8,880,000

Total Investments at Value	$262,886,500	$8,880,000	$—	$271,766,500

Other Financial Instruments:†
Open Futures Contracts	$12,823	$—	$—	$12,823

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

56

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	8.5%
Tobacco	6.2
Oil Companies — Integrated	5.0
Diversified Banking Institutions	5.0
Banks — Super Regional	4.8
Aerospace/Defense	4.1
Telephone — Integrated	3.6
Diversified Manufacturing Operations	3.5
Oil Companies — Exploration & Production	3.2
Computer Services	3.1
Cosmetics & Toiletries	2.7
Chemicals — Diversified	2.6
Food — Misc./Diversified	2.6
Electric — Integrated	2.2
Retail — Restaurants	2.1
Cable/Satellite TV	1.7
Retail — Building Products	1.7
Commercial Services — Finance	1.7
Electronic Components — Semiconductors	1.6
Insurance — Multi-line	1.6
Time Deposits	1.6
Beverages — Non-alcoholic	1.4
Networking Products	1.4
Retail — Office Supplies	1.3
Applications Software	1.3
Internet Security	1.3
Enterprise Software/Service	1.3
Insurance — Property/Casualty	1.3
Registered Investment Companies	1.2
Retail — Apparel/Shoe	1.2
Oil & Gas Drilling	1.1
Transport — Rail	1.0
Retail — Computer Equipment	0.9
Finance — Credit Card	0.9
Insurance — Life/Health	0.8
Instruments — Controls	0.8
Consumer Products — Misc.	0.7
Transport — Services	0.7
Apparel Manufacturers	0.7
Aerospace/Defense — Equipment	0.7
Paper & Related Products	0.7
Oil Refining & Marketing	0.7
Data Processing/Management	0.7
Semiconductor Components — Integrated Circuits	0.6
Beverages — Wine/Spirits	0.6
Non-Hazardous Waste Disposal	0.6
Real Estate Investment Trusts	0.6
Food — Retail	0.5
Finance — Other Services	0.5
Water	0.5
Wireless Equipment	0.5
Banks — Commercial	0.5
Advertising Agencies	0.5
Industrial Gases	0.4
Medical Products	0.4
Gas — Distribution	0.4
Auto/Truck Parts & Equipment — Original	0.4
Oil — Field Services	0.3
Diversified Minerals	0.3
Electronic Security Devices	0.3
Medical Labs & Testing Services	0.3
Pipelines	0.3
Industrial Automated/Robotic	0.2
Publishing — Periodicals	0.2
Retail — Discount	0.2
Telecom Services	0.2
Electric — Transmission	0.2
Metal — Copper	0.2

100.9%

*	Calculated as a percentage of net assets

57

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	40,268	$3,111,508

Aerospace/Defense — 4.1%
Lockheed Martin Corp.	65,995	12,642,002
Northrop Grumman Corp.	45,845	6,460,936
Raytheon Co.	82,915	8,847,031

		27,949,969

Aerospace/Defense - Equipment — 0.7%
United Technologies Corp.	42,020	4,625,562

Apparel Manufacturers — 0.7%
VF Corp.	62,940	4,731,200

Applications Software — 1.3%
Microsoft Corp.	186,275	8,905,808

Auto/Truck Parts & Equipment - Original — 0.4%
Johnson Controls, Inc.	47,420	2,371,000

Banks - Commercial — 0.5%
Toronto-Dominion Bank	62,690	3,157,792

Banks - Super Regional — 4.8%
Fifth Third Bancorp	170,220	3,424,826
SunTrust Banks, Inc.	167,410	6,577,539
US Bancorp	156,320	6,909,344
Wells Fargo & Co.	279,375	15,220,350

		32,132,059

Beverages - Non-alcoholic — 1.4%
Coca-Cola Co.	211,262	9,470,875

Beverages - Wine/Spirits — 0.6%
Diageo PLC	136,675	4,234,581

Cable/Satellite TV — 1.7%
Comcast Corp., Special Class A	207,985	11,815,628

Chemicals - Diversified — 2.6%
Dow Chemical Co.	60,175	2,928,717
E.I. du Pont de Nemours & Co.	100,700	7,189,980
LyondellBasell Industries NV, Class A	98,815	7,792,551

		17,911,248

Commercial Services - Finance — 1.7%
Automatic Data Processing, Inc.	29,373	2,515,504
H&R Block, Inc.	270,411	9,096,626

		11,612,130

Computer Services — 3.1%
Accenture PLC, Class A	103,245	8,913,141
International Business Machines Corp.	75,625	12,264,106

		21,177,247

Consumer Products - Misc. — 0.7%
Clorox Co.	49,592	5,039,539

Cosmetics & Toiletries — 2.7%
Procter & Gamble Co.	194,071	17,549,841
Unilever NV (NY Registered Shares)	20,235	822,350

		18,372,191

Data Processing/Management — 0.7%
Paychex, Inc.	93,752	4,444,782

Diversified Banking Institutions — 5.0%
Bank of America Corp.	364,500	6,211,080
Citigroup, Inc.	120,780	6,518,497
Goldman Sachs Group, Inc.	16,400	3,089,924
JPMorgan Chase & Co.	222,075	13,360,032

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley	123,390	$4,340,860

		33,520,393

Diversified Manufacturing Operations — 3.5%
3M Co.	31,735	5,080,456
General Electric Co.	710,236	18,814,152

		23,894,608

Diversified Minerals — 0.3%
BHP Billiton, Ltd.	79,322	2,087,929

Electric - Integrated — 2.2%
Dominion Resources, Inc.	62,730	4,551,062
Duke Energy Corp.	23,690	1,916,521
NextEra Energy, Inc.	46,970	4,903,198
Northeast Utilities	36,795	1,863,299
Wisconsin Energy Corp.#	37,970	1,875,718

		15,109,798

Electric - Transmission — 0.2%
ITC Holdings Corp.	31,915	1,212,451

Electronic Components - Semiconductors — 1.6%
Intel Corp.	235,955	8,789,324
Samsung Electronics Co., Ltd. GDR*	3,600	2,073,600

		10,862,924

Electronic Security Devices — 0.3%
Tyco International PLC	46,600	1,999,140

Enterprise Software/Service — 1.3%
CA, Inc.	284,438	8,860,244

Finance - Credit Card — 0.9%
American Express Co.	66,690	6,163,490

Finance - Other Services — 0.5%
CME Group, Inc.	39,670	3,357,669

Food - Misc./Diversified — 2.6%
General Mills, Inc.	17,925	945,544
Kellogg Co.	64,120	4,247,950
Kraft Foods Group, Inc.	169,106	10,175,108
Mondelez International, Inc., Class A	53,275	2,088,380

		17,456,982

Food - Retail — 0.5%
Kroger Co.	56,400	3,374,976

Gas - Distribution — 0.4%
Sempra Energy	22,325	2,494,372

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	14,030	1,619,202

Industrial Gases — 0.4%
Praxair, Inc.	20,855	2,677,365

Instruments - Controls — 0.8%
Honeywell International, Inc.	54,005	5,350,275

Insurance - Life/Health — 0.8%
Prudential Financial, Inc.	67,185	5,709,381

Insurance - Multi-line — 1.6%
ACE, Ltd.	37,635	4,303,186
MetLife, Inc.	111,310	6,189,949

		10,493,135

Insurance - Property/Casualty — 1.3%
Chubb Corp.	36,195	3,729,895

58

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Travelers Cos., Inc.	48,430	$5,058,513

		8,788,408

Internet Security — 1.3%
Symantec Corp.	340,105	8,873,339

Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc.	29,995	1,958,973

Medical Products — 0.4%
Becton Dickinson and Co.	17,800	2,497,874

Medical - Drugs — 8.5%
Abbott Laboratories	36,085	1,606,143
AbbVie, Inc.	36,085	2,497,082
Bristol-Myers Squibb Co.	135,180	7,982,379
Eli Lilly & Co.	16,530	1,126,024
Johnson & Johnson	69,635	7,537,989
Merck & Co., Inc.	301,283	18,197,493
Pfizer, Inc.	592,385	18,452,793

		57,399,903

Metal - Copper — 0.2%
Southern Copper Corp.	36,525	1,093,924

Networking Products — 1.4%
Cisco Systems, Inc.	338,514	9,356,527

Non-Hazardous Waste Disposal — 0.6%
Waste Management, Inc.	83,015	4,045,321

Oil & Gas Drilling — 1.1%
Helmerich & Payne, Inc.	102,340	7,117,747

Oil Companies - Exploration & Production — 3.2%
ConocoPhillips	155,501	10,273,951
Occidental Petroleum Corp.	143,859	11,475,632

		21,749,583

Oil Companies - Integrated — 5.0%
Chevron Corp.	158,226	17,226,064
Exxon Mobil Corp.	86,570	7,838,048
Marathon Oil Corp.	91,135	2,635,624
Phillips 66	20,000	1,460,400
Total SA ADR	88,625	4,930,209

		34,090,345

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	15,476	631,730
Marathon Petroleum Corp.	42,880	3,863,059

		4,494,789

Oil - Field Services — 0.3%
Schlumberger, Ltd.	24,965	2,145,742

Paper & Related Products — 0.7%
International Paper Co.	84,800	4,563,936

Pipelines — 0.3%
Spectra Energy Corp.	51,500	1,950,820

Publishing - Periodicals — 0.2%
Nielsen NV#	35,300	1,474,481

Real Estate Investment Trusts — 0.6%
American Tower Corp.	18,600	1,953,186
Weyerhaeuser Co.	58,790	2,075,875

		4,029,061

Retail - Apparel/Shoe — 1.2%
Coach, Inc.	210,701	7,821,221

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Building Products — 1.7%
Home Depot, Inc.	117,870	$11,716,278

Retail - Computer Equipment — 0.9%
GameStop Corp., Class A#	166,145	6,281,942

Retail - Discount — 0.2%
Wal-Mart Stores, Inc.	16,400	1,435,656

Retail - Office Supplies — 1.3%
Staples, Inc.	647,976	9,110,543

Retail - Restaurants — 2.1%
McDonald’s Corp.	146,788	14,210,546

Semiconductor Components - Integrated Circuits — 0.6%
QUALCOMM, Inc.	58,940	4,296,726

Telecom Services — 0.2%
BCE, Inc.	27,680	1,298,746

Telephone - Integrated — 3.6%
AT&T, Inc.	243,627	8,619,523
Verizon Communications, Inc.	317,056	16,039,863

		24,659,386

Tobacco — 6.2%
Altria Group, Inc.	225,080	11,312,521
Lorillard, Inc.	172,992	10,922,715
Philip Morris International, Inc.	122,478	10,647,012
Reynolds American, Inc.	133,768	8,816,649

		41,698,897

Transport - Rail — 1.0%
CSX Corp.	48,320	1,763,197
Union Pacific Corp.	43,470	5,075,992

		6,839,189

Transport - Services — 0.7%
United Parcel Service, Inc., Class B	44,825	4,927,164

Water — 0.5%
American Water Works Co., Inc.	61,120	3,242,416

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	48,640	3,196,621

Total Long-Term Investment Securities
(cost $533,834,355)		663,673,557

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Prime Portfolio(1)	8,218,580	8,218,580

Time Deposits — 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$10,429,000	10,429,000

Total Short-Term Investment Securities
(cost $18,647,580)		18,647,580

REPURCHASE AGREEMENTS — 0.0%
Repurchase Agreement — 0.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $122,000)	122,000	122,000

TOTAL INVESTMENTS
(cost $552,603,935)(3)	100.9%	682,443,137
Liabilities in excess of other assets	(0.9)	(5,758,980)

NET ASSETS —	100.0%	$676,684,157

59

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $2,073,600 representing 0.30% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $8,156,039. This was secured by collateral of $8,218,580 which was received in cash and subsequently invested in short-term investments currently valued at $8,218,580 as reported in the portfolio of investments.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$663,673,557	$—	$—	$663,673,557
Short-Term Investment Securities:
Registered Investment Companies	8,218,580	—	—	8,218,580
Time Deposits	—	10,429,000	—	10,429,000
Repurchase Agreements	—	122,000	—	122,000

Total Investments at Value	$671,892,137	$10,551,000	$—	$682,443,137

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

60

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	48.5%
Domestic Fixed Income Investment Companies	18.8
United States Treasury Notes	13.6
International Equity Investment Companies	12.9
United States Treasury Bonds	2.0
Registered Investment Companies	1.5
International Fixed Income Investment Companies	0.8
Options — Purchased	0.4

98.5%

*	Calculated as a percentage of net assets

61

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 81.0%
Domestic Equity Investment Companies — 48.5%
VALIC Co. I Blue Chip Growth Fund	613,898	$11,486,029
VALIC Co. I Broad Cap Value Income Fund	693,564	11,083,147
VALIC Co. I Dividend Value Fund	485,295	6,803,829
VALIC Co. I Growth Fund	643,929	11,571,404
VALIC Co. I Growth & Income Fund	247,002	4,762,204
VALIC Co. I Large Cap Core Fund	601,783	9,393,829
VALIC Co. I Stock Index Fund	939,261	35,278,653
VALIC Co. I Value Fund	758,562	11,522,555
VALIC Co. II Capital Appreciation Fund	415,212	6,830,233
VALIC Co. II Large Cap Value Fund	380,920	6,829,894
VALIC Co. II Mid Cap Growth Fund	399,484	4,118,679
VALIC Co. II Mid Cap Value Fund	172,687	4,279,184
VALIC Co. II Small Cap Growth Fund	244,316	4,077,634
VALIC Co. II Small Cap Value Fund	258,561	4,271,428

Total Domestic Equity Investment Companies
(cost $112,557,474)		132,308,702

Domestic Fixed Income Investment Companies — 18.8%
VALIC Co. I Capital Conservation Fund	1,498,391	14,998,898
VALIC Co. I Government Securities Fund	782,670	8,562,415
VALIC Co. I Inflation Protected Fund	374,472	4,209,060
VALIC Co. II Core Bond Fund	1,343,042	14,961,492
VALIC Co. II High Yield Bond Fund	268,290	2,103,397
VALIC Co. II Strategic Bond Fund	544,829	6,336,365

Total Domestic Fixed Income Investment Companies
(cost $50,500,761)		51,171,627

International Equity Investment Companies — 12.9%
VALIC Co. I Emerging Economies Fund	796,198	6,321,811
VALIC Co. I Foreign Value Fund	928,467	9,553,924
VALIC Co. I Global Real Estate Fund	515,711	4,579,515
VALIC Co. I International Equities Index Fund	581,248	4,097,797
VALIC Co. I International Growth Fund	767,453	10,644,576

Total International Equity Investment Companies
(cost $35,039,727)		35,197,623

International Fixed Income Investment Companies — 0.8%
VALIC Co. I International Government Bond Fund (cost $2,110,644)	174,872	2,087,971

Total Affiliated Registered Investment Companies
(cost $200,208,606)		220,765,923

(1)	Options - Purchased

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 15.6%
United States Treasury Bonds — 2.0%
7.13% due 02/15/2023	$370,000	$513,722
7.63% due 11/15/2022	3,376,300	4,788,279

		5,302,001

United States Treasury Notes — 13.6%
1.63% due 11/15/2022	810,000	786,080
1.75% due 05/15/2023	4,250,000	4,137,774
2.00% due 11/15/2021	1,390,000	1,399,448
2.00% due 02/15/2022	955,000	959,924
2.00% due 02/15/2023	8,834,000	8,802,940
2.38% due 08/15/2024	3,740,000	3,800,191
2.50% due 08/15/2023	3,711,000	3,831,607
2.50% due 05/15/2024	2,197,000	2,258,962
2.75% due 11/15/2023	6,283,000	6,608,931
2.75% due 02/15/2024	4,247,000	4,461,673

		37,047,530

Total U.S. Government Treasuries
(cost $41,036,521)		42,349,531

OPTIONS - PURCHASED — 0.4%
Put Options - Purchased(1) (cost $1,559,404)	881	1,070,415

Total Long-Term Investment Securities
(cost $242,804,531)		264,185,869

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
AllianceBernstein Government STIF Portfolio (cost $4,060,766)	4,060,766	4,060,766

TOTAL INVESTMENTS
(cost $246,865,297)(2)	98.5%	268,246,635
Other assets less liabilities	1.5	4,189,163

NET ASSETS	100.0%	$272,435,798

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

Open Put Options - Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at November 30, 2014	Unrealized Appreciation (Depreciation)
S&P 500 Index	February 2015	$1,860.00	881	$1,559,404	$1,070,415	$(488,989)

(2)	See Note 5 for cost of investments on a tax basis.

STIF—Short Term Index Fund

Open call option contracts written at November 30, 2014 for the Dynamic Allocation Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2014	Unrealized Appreciation (Depreciation)
S&P 500 Index	February 2015	$2,150.00	881	$731,197	$1,114,465	$(383,268)

62

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
1200	Long	S&P 500 E-Mini Index	December 2014	$122,288,557	$123,978,000	$1,689,443

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$220,765,923	$—	$—	$220,765,923
U.S. Government Treasuries	—	42,349,531	—	42,349,531
Options Purchased	1,070,415	—	—	1,070,415
Short-Term Investment Securities	4,060,766	—	—	4,060,766

Total Investments at Value	$225,897,104	$42,349,531	$—	$268,246,635

Other Financial Instruments:†
Open Futures Contracts	$1,689,443	$—	$—	$1,689,443

LIABILITIES:
Other Financial Instruments:†
Options Contracts Written	$383,268	$—	$—	$383,268

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

63

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Banks — Commercial	17.0%
Cellular Telecom	7.3
Electronic Components — Semiconductors	6.5
Semiconductor Components — Integrated Circuits	6.1
Auto — Cars/Light Trucks	4.6
Diversified Financial Services	3.0
Registered Investment Companies	2.8
Telecom Services	2.6
Oil Companies — Integrated	2.5
Oil Companies — Exploration & Production	2.3
Electric — Integrated	1.8
Oil Refining & Marketing	1.7
Rubber — Tires	1.7
Electric — Generation	1.6
Internet Content — Entertainment	1.5
Home Furnishings	1.4
Electronic Components — Misc.	1.4
Airlines	1.4
Integrated Oils	1.4
Computers	1.3
Metal — Diversified	1.2
Finance — Mortgage Loan/Banker	1.2
Schools	1.1
Aerospace/Defense	1.1
Tobacco	1.0
Metal Processors & Fabrication	1.0
Steel — Producers	1.0
Food — Retail	1.0
Auto/Truck Parts & Equipment — Original	0.9
Applications Software	0.8
Water Treatment Systems	0.8
Retail — Automobile	0.8
Computers — Periphery Equipment	0.8
Time Deposits	0.7
Banks — Special Purpose	0.7
Airport Development/Maintenance	0.7
Circuit Boards	0.7
Web Portals/ISP	0.7
Real Estate Operations & Development	0.6
Insurance — Multi-line	0.6
Public Thoroughfares	0.5
Food — Wholesale/Distribution	0.5
Non-Ferrous Metals	0.5
Gambling (Non-Hotel)	0.5
Internet Application Software	0.5
Medical — Hospitals	0.5
Metal — Iron	0.5
Engineering/R&D Services	0.5
Advertising Services	0.5
Building — Heavy Construction	0.5
Semiconductor Equipment	0.4
Building — Residential/Commercial	0.4
Finance — Commercial	0.4
Satellite Telecom	0.4
Audio/Video Products	0.4
Food — Misc./Diversified	0.4
Telephone — Integrated	0.4
Building & Construction — Misc.	0.4
Cosmetics & Toiletries	0.4
Transport — Marine	0.4
Brewery	0.4
Telecommunication Equipment	0.3
Food — Canned	0.3
Transport — Services	0.3
Retail — Apparel/Shoe	0.3
Retail — Consumer Electronics	0.3
Engines — Internal Combustion	0.3
Medical — Wholesale Drug Distribution	0.3
Electric — Distribution	0.3

Agricultural Chemicals	0.3
Import/Export	0.3
Banks — Super Regional	0.2
Diversified Minerals	0.2
Power Converter/Supply Equipment	0.2
Medical — Drugs	0.2
Machinery — Construction & Mining	0.2
Chemicals — Diversified	0.2
Building & Construction Products — Misc.	0.2
Finance — Other Services	0.2
Retail — Misc./Diversified	0.2
Diversified Operations	0.2
Lottery Services	0.2
Steel — Specialty	0.2
Retail — Drug Store	0.2
Television	0.2
Footwear & Related Apparel	0.1
Wireless Equipment	0.1
Security Services	0.1

102.8%

Country Allocation*

South Korea	18.9%
Taiwan	11.3
China	10.1
Brazil	9.8
India	7.5
Russia	6.6
South Africa	6.1
Hong Kong	5.9
Turkey	5.7
Cayman Islands	4.7
United States	4.0
Thailand	3.7
Indonesia	2.8
Bermuda	1.6
United Arab Emirates	1.1
Poland	0.9
United Kingdom	0.8
Greece	0.5
Mexico	0.4
Hungary	0.2
Egypt	0.2

102.8%

*	Calculated as a percentage of net assets

64

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Bermuda — 1.6%
China Singyes Solar Technologies Holdings, Ltd.#	934,000	$1,572,946
GOME Electrical Appliances Holding, Ltd.	13,171,000	1,953,172
REXLot Holdings, Ltd.#	15,325,000	1,324,034
Shenzhen International Holdings, Ltd.#	1,525,500	2,289,755
Skyworth Digital Holdings, Ltd.	4,902,000	2,737,064
VimpelCom, Ltd. ADR#	279,370	1,466,692

		11,343,663

Brazil — 8.2%
Arteris SA	252,530	1,453,240
Banco do Brasil SA	691,560	7,994,524
Cia Brasileira de Distribuicao ADR	157,770	6,643,695
Embraer SA†	840,900	7,750,502
Even Construtora e Incorporadora SA	434,080	981,603
Ez Tec Empreendimentos e Participacoes SA	151,680	1,357,216
Grendene SA	141,570	952,135
Itau Unibanco Holding SA ADR	958,126	14,429,378
Kroton Educacional SA	1,136,620	7,945,726
Porto Seguro SA	345,040	4,185,116
Smiles SA	176,910	3,241,815

		56,934,950

Cayman Islands — 4.7%
ANTA Sports Products, Ltd.#	966,000	1,993,062
Anxin-China Holdings, Ltd.	4,576,000	401,253
Baidu, Inc. ADR†	19,090	4,679,150
Geely Automobile Holdings, Ltd.#	10,950,000	4,758,475
Jintian Pharmaceutical Group Ltd#	2,835,000	1,136,939
NetEase, Inc. ADR	79,850	8,437,749
Perfect World Co., Ltd. ADR	115,990	2,116,818
TCL Communication Technology Holdings, Ltd.#	1,103,000	1,073,857
Tencent Holdings, Ltd.	212,200	3,393,055
Truly International Holdings, Ltd.	2,828,000	1,272,708
Zhen Ding Technology Holding, Ltd.	1,128,000	3,039,832

		32,302,898

China — 10.1%
Bank of China, Ltd., Class H	30,385,000	15,633,490
China CITIC Bank Corp., Ltd.	10,715,000	7,930,998
China Construction Bank Corp., Class H	21,912,000	16,586,086
China Everbright Bank Co., Ltd.	2,873,000	1,467,083
China Telecom Corp., Ltd., Class H	13,402,000	8,087,965
Great Wall Motor Co., Ltd., Class H#	1,366,000	6,896,143
Huadian Power International Corp., Ltd.#	7,290,000	5,931,721
Huaneng Power International, Inc.#	4,424,000	5,191,350
Sinopharm Group Co., Ltd.#	511,600	1,906,567

		69,631,403

Egypt — 0.2%
Commercial International Bank of Egypt SAE GDR	202,050	1,347,674

Greece — 0.5%
OPAP SA	273,240	3,427,123

Hong Kong — 5.9%
BYD Electronic International Co., Ltd.	1,220,500	1,366,096
China Mobile, Ltd.	1,682,000	20,713,485
China South City Holdings, Ltd.	2,936,000	1,503,039
CNOOC, Ltd.	6,693,000	9,787,182
Lenovo Group, Ltd.#	5,480,000	7,688,352

		41,058,154

Hungary — 0.2%
Richter Gedeon Nyrt	103,490	1,611,049

Security Description	Shares	Value (Note 2)

India — 7.5%
Apollo Tyres, Ltd.	891,630	$3,288,923
Bank of Baroda	270,700	4,760,097
Canara Bank	279,370	1,861,566
HCL Technologies, Ltd.	208,380	5,584,336
Housing Development Finance Corp.	458,733	8,545,570
IRB Infrastructure Developers, Ltd.	721,320	3,173,320
NMDC, Ltd.	772,460	1,736,495
Oil & Natural Gas Corp., Ltd.	1,068,710	6,509,909
Power Finance Corp., Ltd.	535,200	2,669,316
Rural Electrification Corp., Ltd.	522,570	2,829,482
Tata Motors, Ltd. ADR	195,990	8,948,903
UPL, Ltd.	340,240	1,886,658

		51,794,575

Indonesia — 2.8%
Astra International Tbk PT	9,336,400	5,450,824
Bank Negara Indonesia Persero Tbk PT	8,001,600	3,950,315
Telekomunikasi Indonesia Persero Tbk PT	36,936,800	8,550,185
United Tractors Tbk PT	1,053,600	1,582,040

		19,533,364

Mexico — 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	380,000	2,588,872

Poland — 0.9%
Energa SA	270,214	1,887,382
PGE SA	781,190	4,499,000

		6,386,382

Russia — 6.6%
Aeroflot-Russian Airlines OJSC†	1,489,900	1,229,212
Lukoil OAO ADR#	223,010	10,202,707
MegaFon OAO GDR	203,770	4,207,851
MMC Norilsk Nickel OJSC ADR	485,470	8,621,947
Mobile Telesystems OJSC ADR	483,260	5,905,437
Moscow Exchange MICEX-RTS OAO	1,246,700	1,479,257
Sberbank of Russia ADR	1,205,591	7,402,329
Tatneft OAO ADR (OTC)	103,480	3,172,697
Tatneft OAO ADR (LSE)	111,966	3,432,878

		45,654,315

South Africa — 6.1%
Bidvest Group, Ltd.	136,466	3,609,001
MTN Group, Ltd.	671,410	13,220,056
Netcare, Ltd.	1,017,390	3,342,253
Sasol, Ltd.	220,370	9,187,511
Steinhoff International Holdings, Ltd.	1,866,971	9,806,431
Telkom SA SOC, Ltd.†	439,060	2,722,665

		41,887,917

South Korea — 18.9%
Amorepacific Corp.	1,130	2,549,754
BS Financial Group, Inc.	164,874	2,336,316
Coway Co., Ltd.	70,590	5,504,739
Daesang Corp.	45,630	1,556,762
GS Home Shopping, Inc.	7,620	1,469,048
Halla Visteon Climate Control Corp.#	81,290	3,099,871
Hankook Tire Co., Ltd.	120,810	5,975,349
Industrial Bank of Korea	363,710	4,940,508
KEPCO Plant Service & Engineering Co., Ltd.	40,050	3,271,380
Kia Motors Corp.	166,140	8,352,361
Korea Electric Power Corp.	79,180	3,287,405
Korea Zinc Co., Ltd.	9,240	3,565,233
KT&G Corp.	81,482	7,126,320
LG Hausys, Ltd.	11,290	1,574,353

65

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
LS Corp.†	26,420	$1,445,058
Mando Corp.†	13,039	2,236,030
NongShim Co., Ltd.	4,910	1,176,592
Partron Co., Ltd.#	84,770	807,188
Samsung Electronics Co., Ltd.	27,418	31,848,879
Seah Besteel Corp.	42,540	1,274,722
Shinhan Financial Group Co., Ltd.	226,280	10,129,959
SK Holdings Co., Ltd.	38,290	5,875,085
SK Hynix, Inc.†	219,490	9,518,926
SK Networks Co., Ltd.†	204,590	1,739,463
SK Telecom Co., Ltd.	26,110	6,610,276
Wonik IPS Co., Ltd.†	234,630	2,975,361

		130,246,938

Taiwan — 11.3%
AcBel Polytech, Inc.	1,529,000	1,650,169
Advanced Semiconductor Engineering, Inc.	6,341,000	7,693,822
Catcher Technology Co., Ltd.	839,000	7,102,932
Chicony Electronics Co., Ltd.	1,296,794	3,528,235
Compeq Manufacturing Co., Ltd.	3,127,000	1,803,601
Coretronic Corp.	1,200,500	1,687,430
Inotera Memories, Inc.†	2,181,000	3,298,192
Inventec Corp.	2,527,000	1,682,081
Kenda Rubber Industrial Co., Ltd.	861,085	1,747,351
Lite-On Technology Corp.	1,437,654	1,742,048
Pegatron Corp.†	1,882,000	4,366,349
Radiant Opto-Electronics Corp.	682,000	2,236,788
Realtek Semiconductor Corp.	1,019,441	3,392,921
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,241,550	29,139,179
Teco Electric and Machinery Co., Ltd.	1,863,000	1,932,379
Vanguard International Semiconductor Corp.	1,434,000	2,214,887
Wan Hai Lines, Ltd.	2,788,000	2,459,404

		77,677,768

Thailand — 3.7%
Kasikornbank PCL NVDR	942,300	7,088,415
Krung Thai Bank PCL	9,845,400	7,166,288
Krung Thai Bank PCL NVDR	262,700	191,215
Quality Houses PCL	11,010,300	1,368,114
Quality Houses PCL NVDR	5,001,700	621,499
Samart Corp PCL	2,661,900	2,817,147
Supalai PCL†	1,882,400	1,547,885
Supalai PCL NVDR	50,200	41,279
Thai Beverage Public Co., Ltd.	4,823,000	2,423,897
Thai Union Frozen Products PCL#	868,000	2,293,254
Thai Union Frozen Products PCL NVDR	23,200	61,294

		25,620,287

Turkey — 5.7%
Enka Insaat ve Sanayi AS	1,040,239	2,704,172
Eregli Demir ve Celik Fabrikalari TAS	3,310,100	6,725,784
TAV Havalimanlari Holding AS	270,640	2,316,706
Tofas Turk Otomobil Fabrikasi AS	345,290	2,457,912
Tupras Turkiye Petrol Rafinerileri AS	241,530	5,451,727
Turk Hava Yollari†	1,635,114	6,784,736
Turkiye Is Bankasi, Class C	3,120,180	8,659,357
Turkiye Vakiflar Bankasi Tao, Class D	1,885,650	4,332,679

		39,433,073

United Arab Emirates — 1.1%
Air Arabia PJSC	3,512,210	1,415,192
Dubai Islamic Bank PJSC	1,383,110	2,843,000
First Gulf Bank PJSC	665,617	3,252,835

		7,511,027

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom — 0.8%
Investec PLC	575,120	$5,324,969

United States — 0.5%
CTC Media, Inc.	189,130	1,127,215
Sinotrans, Ltd.#	2,827,000	2,132,580

		3,259,795

Total Common Stocks
(cost $640,348,437)		674,576,196

PREFERRED SECURITIES — 1.6%
Brazil — 1.6%
Banco do Estado do Rio Grande do Sul SA, Class B	315,550	1,841,739
Cia Energetica de Minas Gerais ADR#	860,850	4,751,892
Randon Participacoes SA	604,220	1,354,568
Vale SA ADR	422,700	3,284,379

Total Preferred Securities
(cost $17,311,042)		11,232,578

Total Long-Term Investment Securities
(cost $657,659,479)		685,808,774

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 2.8%
State Street Navigator Securities Lending Prime Portfolio(1)	19,193,115	19,193,115

Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$5,052,000	5,052,000

Total Short-Term Investment Securities
(cost $24,245,115)		24,245,115

TOTAL INVESTMENTS —
(cost $681,904,594)(2)	102.8%	710,053,889
Liabilities in excess of other assets	(2.8)	(19,262,932)

NET ASSETS —	100.0%	$690,790,957

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $19,056,803. This was secured by collateral of $ 19,193,115 which was received in cash and subsequently invested in short-term investments currently valued at $19,193,115 as reported in the portfolio of investments. Additional collateral of $1,088,371 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	0.38% to 4.50%	03/31/2016 to 08/15/2043	$1,088,371

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

OTC—Over The Counter US

66

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$674,576,196	$—	$—	$674,576,196
Preferred Securities	11,232,578	—	—	11,232,578
Short-Term Investment Securities:
Registered Investment Companies	19,193,115	—	—	19,193,115
Time Deposits	—	5,052,000	—	5,052,000

Total Investments at Value	$705,001,889	$5,052,000	$—	$710,053,889

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

67

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.5%
Oil Companies — Integrated	8.1
Medical — Drugs	7.4
Registered Investment Companies	6.6
Oil — Field Services	5.2
Diversified Financial Services	4.4
Electronic Components — Semiconductors	4.3
Auto — Cars/Light Trucks	3.4
Insurance — Multi-line	3.2
Banks — Commercial	3.0
Energy — Alternate Sources	2.7
Food — Retail	2.4
Import/Export	2.2
Time Deposits	2.1
Telecom Services	2.1
Cellular Telecom	2.0
Insurance — Life/Health	1.9
Finance — Other Services	1.8
Oil & Gas Drilling	1.6
Medical — Generic Drugs	1.6
Oil Companies — Exploration & Production	1.5
Retail — Major Department Stores	1.4
Diversified Manufacturing Operations	1.4
Steel — Producers	1.4
Metal — Diversified	1.3
Finance — Investment Banker/Broker	1.2
Insurance — Reinsurance	1.2
Retail — Building Products	1.2
Telephone — Integrated	1.1
Aerospace/Defense	1.1
Chemicals — Diversified	1.1
Auto/Truck Parts & Equipment — Original	1.0
Rubber — Tires	1.0
Diagnostic Kits	1.0
Building & Construction Products — Misc.	0.9
Building & Construction — Misc.	0.9
Airlines	0.9
Investment Management/Advisor Services	0.8
Building Products — Cement	0.8
Medical — Biomedical/Gene	0.8
Chemicals — Other	0.8
Engineering/R&D Services	0.8
Retail — Drug Store	0.7
Chemicals — Specialty	0.6
Medical Instruments	0.6
Office Automation & Equipment	0.6
Entertainment Software	0.5
Electronic Components — Misc.	0.5
Medical — Wholesale Drug Distribution	0.5
Containers — Metal/Glass	0.4
Photo Equipment & Supplies	0.4
Retail — Misc./Diversified	0.4
Finance — Mortgage Loan/Banker	0.4
Machine Tools & Related Products	0.4
Agricultural Operations	0.3
Distribution/Wholesale	0.3
Food — Misc./Diversified	0.3
Metal Products — Distribution	0.3
Rubber/Plastic Products	0.2
Consulting Services	0.1

105.6%

*	Calculated as a percentage of net assets

Country Allocation*

United Kingdom	15.7%
South Korea	13.5
France	11.0
United States	8.7
Germany	8.1
Switzerland	6.9
Japan	5.9
Netherlands	5.7
Canada	5.6
China	3.9
Cayman Islands	3.9
Italy	3.2
Hong Kong	1.6
Israel	1.6
Ireland	1.2
Singapore	1.2
Spain	1.1
Bermuda	1.0
Brazil	1.1
Russia	0.9
Norway	0.8
Jersey	0.8
India	0.6
Sweden	0.6
Belgium	0.5
Thailand	0.5

105.6%

*	Calculated as a percentage of net assets

68

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.5%
Belgium — 0.5%
UCB SA	66,370	$5,209,409

Bermuda — 1.0%
Digital China Holdings, Ltd.	3,635,000	3,384,273
First Pacific Co., Ltd.	2,621,250	2,754,799
Kunlun Energy Co., Ltd.#	3,448,000	3,725,933

		9,865,005

Brazil — 0.7%
BM&FBovespa SA	1,570,900	6,455,460

Canada — 5.6%
Cenovus Energy, Inc.	518,100	11,626,564
Ensign Energy Services, Inc.#	718,600	6,834,835
HudBay Minerals, Inc.	1,031,800	7,775,257
Suncor Energy, Inc.#	442,000	13,952,810
Talisman Energy, Inc.	1,403,840	6,688,459
Trican Well Service, Ltd.	1,059,900	7,171,629

		54,049,554

Cayman Islands — 3.9%
GCL-Poly Energy Holdings, Ltd.†#	51,715,500	13,937,690
Kingboard Chemical Holdings, Ltd.	4,044,500	7,562,348
Springland International Holdings, Ltd.	9,781,900	3,733,694
Trina Solar, Ltd. ADR†#	1,219,582	12,232,407

		37,466,139

China — 3.9%
China Life Insurance Co., Ltd.	2,635,000	9,123,232
China Telecom Corp., Ltd	20,675,823	12,477,640
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	6,826,961
Sinopec Engineering Group Co., Ltd.	5,880,000	5,155,966
Sinopharm Group Co., Ltd.#	1,218,800	4,542,073

		38,125,872

France — 11.0%
AXA SA	706,432	17,066,038
BNP Paribas SA	353,230	22,661,854
Cie de St-Gobain	190,100	8,737,837
Cie Generale des Etablissements Michelin	109,590	10,084,028
Sanofi	129,420	12,538,360
Societe Generale SA	100,703	4,998,404
Technip SA	202,710	13,191,732
Total SA	312,900	17,516,467

		106,794,720

Germany — 8.1%
Bayer AG	78,400	11,799,046
Deutsche Boerse AG#	151,690	11,088,933
Deutsche Lufthansa AG#	466,720	8,336,515
Gerresheimer AG	78,750	4,354,123
Kloeckner & Co. SE†	211,880	2,509,083
Merck KGaA	95,402	9,506,190
Metro AG†#	173,577	5,898,462
MorphoSys AG†	47,090	4,638,892
Muenchener Rueckversicherungs AG	35,060	7,226,505
Siemens AG	112,625	13,335,650

		78,693,399

Hong Kong — 1.6%
China Agri-Industries Holdings, Ltd.#	8,878,000	3,457,370
China Mobile, Ltd.	1,001,500	12,333,267

		15,790,637

India — 0.6%
Jain Irrigation Systems, Ltd.	1,609,577	2,194,347
LIC Housing Finance, Ltd.	516,974	3,535,218

		5,729,565

Security Description	Shares	Value (Note 2)

Ireland — 1.2%
CRH PLC	352,760	$8,339,843
Dragon Oil PLC	464,030	3,632,344

		11,972,187

Israel — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR	269,170	15,337,307

Italy — 3.2%
Eni SpA	524,979	10,497,424
Saipem SpA†#	337,148	4,828,596
UniCredit SpA	2,106,054	15,579,242

		30,905,262

Japan — 5.9%
Canon, Inc.	169,000	5,413,782
Capcom Co., Ltd.#	345,540	5,139,278
ITOCHU Corp.	1,386,200	15,956,427
Konica Minolta, Inc.	335,900	3,917,465
Nissan Motor Co., Ltd.	1,604,000	14,983,012
Toyota Motor Corp.	196,200	12,092,414

		57,502,378

Jersey — 0.8%
Petrofac, Ltd.	642,130	8,285,406

Netherlands — 5.7%
Aegon NV#	1,708,953	13,424,275
Akzo Nobel NV	147,780	10,216,517
ING Groep NV CVA†	675,404	9,899,970
QIAGEN NV†	411,070	9,828,361
SBM Offshore NV#†	866,370	11,707,338

		55,076,461

Norway — 0.8%
Telenor ASA	394,298	8,301,010

Russia — 0.9%
Lukoil OAO ADR(SGMX)	13,510	628,755
Lukoil OAO ADR (OTC)	43,008	1,967,616
MMC Norilsk Nickel OJSC ADR	271,639	4,824,309
Mobile Telesystems OJSC ADR	120,356	1,470,750

		8,891,430

Singapore — 1.2%
Flextronics International, Ltd.†	421,550	4,674,990
United Overseas Bank, Ltd.#	366,000	6,739,814

		11,414,804

South Korea — 13.5%
Daewoo International Corp.	183,090	5,651,589
Hana Financial Group, Inc.	691,275	21,088,583
Hyundai Mobis	45,365	10,113,412
Hyundai Motor Co.	34,432	5,562,822
KB Financial Group, Inc.	622,023	21,839,158
KIWOOM Securities Co., Ltd.	89,050	4,018,683
Korea Investment Holdings Co., Ltd.	157,999	8,185,516
POSCO	48,515	13,245,893
Samsung Electronics Co., Ltd.	35,520	41,260,201

		130,965,857

Spain — 1.1%
Telefonica SA	664,231	10,645,350
Telefonica SA ADR	859	13,744

		10,659,094

69

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Sweden — 0.6%
Getinge AB, Class B	239,574	$5,546,453

Switzerland — 6.9%
ABB, Ltd.	333,560	7,491,501
Basilea Pharmaceutica†#	33,210	3,204,941
Credit Suisse Group AG	721,105	19,279,245
GAM Holding AG#	186,050	3,294,284
Lonza Group AG	49,050	5,769,692
Meyer Burger Technology AG†#	440,180	3,486,800
Roche Holding AG	65,980	19,771,796
Swiss Re AG	53,270	4,556,150

		66,854,409

Thailand — 0.5%
Bangkok Bank PCL NVDR	742,600	4,568,454

United Kingdom — 15.7%
Aberdeen Asset Management PLC	762,910	5,368,169
Aviva PLC	1,227,958	9,756,277
BAE Systems PLC	1,415,310	10,649,367
Barclays PLC	1,684,040	6,456,857
BP PLC	1,507,452	9,906,869
BP PLC ADR	180	7,078
Carillion PLC#	1,538,340	8,363,133
GlaxoSmithKline PLC	610,401	14,176,812
HSBC Holdings PLC#	1,363,300	13,582,126
Kingfisher PLC	2,363,125	11,531,297
Marks & Spencer Group PLC	1,753,350	13,395,843
Noble Corp. PLC#	474,270	8,532,117
Paragon Offshore PLC#	87,120	316,246
Royal Dutch Shell PLC, Class B	268,205	9,324,879
Serco Group PLC#	454,124	1,245,068
Standard Chartered PLC	504,330	7,391,586
Tesco PLC	5,912,120	17,240,208
Vodafone Group PLC	1,552,411	5,680,239

		152,924,171

Total Common Stocks
(cost $921,635,633)		937,384,443

PREFERRED SECURITIES — 0.4%
Brazil — 0.4%
Petroleo Brasileiro SA ADR (cost $4,751,672)	330,066	3,369,974

Total Long-Term Investment Securities
(cost $926,387,305)		940,754,417

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Registered Investment Companies — 6.6%
State Street Navigator Securities Lending Prime Portfolio(1)	63,809,290	$63,809,290

Time Deposits — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$20,784,000	20,784,000

Total Short-Term Investment Securities
(cost $84,593,290)		84,593,290

TOTAL INVESTMENTS
(cost $1,010,980,595)(2)	105.6%	1,025,347,707
Liabilities in excess of other assets	(5.6)	(54,315,603)

NET ASSETS —	100.0%	$971,032,104

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $63,179,433. This was secured by collateral of $63,809,290, which was received in cash and subsequently invested in short-term investments currently valued at $63,809,290 as reported in the portfolio of investments. Additional collateral of $5,351,222 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.
The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	zero coupon to 6.00%	02/28/2015 to 05/15/2043	$5,351,222

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

NVDR—Non-Voting Depository Receipt

OTC—Over The Counter US

SGMX—Sigma X

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$937,384,443	$—	$—	$937,384,443
Preferred Securities	3,369,974	—	—	3,369,974
Short-Term Investment Securities:
Registered Investment Companies	63,809,290	—	—	63,809,290
Time Deposits	—	20,784,000	—	20,784,000

Total Investments at Value	$1,004,563,707	$20,784,000	$—	$1,025,347,707

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

70

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	70.1%
Real Estate Operations & Development	15.8
Real Estate Management/Services	9.7
Registered Investment Companies	4.2
Hotels/Motels	1.3
Time Deposits	0.7
Retirement/Aged Care	0.4
Funeral Services & Related Items	0.4
Building — Residential/Commercial	0.4
Transport — Services	0.3

103.3%

Country Allocation*

United States	48.6%
Japan	13.9
Australia	7.1
United Kingdom	6.9
France	4.6
Singapore	4.1
Canada	3.8
Hong Kong	3.5
Bermuda	2.8
Germany	1.3
Switzerland	0.9
Netherlands	0.8
China	0.8
Jersey	0.8
Indonesia	0.6
Spain	0.5
Sweden	0.4
Cayman Islands	0.4
Finland	0.4
India	0.4
Norway	0.3
Taiwan	0.2
Malaysia	0.2

103.3%

*	Calculated as a percentage of net assets

71

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Australia — 7.1%
BGP Holdings PLC†(1)(2)	479,213	$0
Charter Hall Group	409,830	1,597,909
GPT Group	1,842,891	6,495,052
Mirvac Group	5,545,713	8,285,470
Scentre Group†	1,793,558	5,298,190
Stockland	2,012,143	7,057,302
Westfield Corp.†	1,182,219	8,343,247

		37,077,170

Bermuda — 2.8%
Hongkong Land Holdings, Ltd.	1,053,000	7,286,760
Kerry Properties, Ltd.	2,078,500	7,464,471

		14,751,231

Canada — 3.8%
Allied Properties Real Estate Investment Trust	68,376	2,256,486
Artis Real Estate Investment Trust	81,100	1,125,857
Boardwalk Real Estate Investment Trust	18,600	1,067,480
Calloway Real Estate Investment Trust	92,600	2,254,489
Canadian Apartment Properties REIT	60,697	1,375,353
Canadian Real Estate Investment Trust	41,900	1,782,371
Dream Office Real Estate Investment Trust	51,798	1,220,801
Granite Real Estate Investment Trust	32,100	1,111,531
H&R Real Estate Investment Trust	154,300	3,066,036
RioCan Real Estate Investment Trust	193,600	4,620,404

		19,880,808

Cayman Islands — 0.4%
Fu Shou Yuan International Group, Ltd.	3,750,000	1,939,096

China — 0.8%
China Vanke Co., Ltd.†#	2,072,800	4,212,476

Finland — 0.4%
Citycon OYJ	598,613	1,929,172

France — 4.6%
Klepierre	196,577	8,827,638
Unibail-Rodamco SE (Euronext Amsterdam)	40,960	10,830,383
Unibail-Rodamco SE (Euronext Paris)	15,684	4,147,064

		23,805,085

Germany — 1.3%
Deutsche Wohnen AG	280,298	6,733,095

Hong Kong — 3.5%
Henderson Land Development Co., Ltd.	321,580	2,154,261
Sino Land Co., Ltd.	1,424,000	2,328,376
Sun Hung Kai Properties, Ltd.	946,504	13,840,740

		18,323,377

India — 0.4%
Sobha Developers, Ltd.	228,753	1,835,775

Indonesia — 0.6%
Summarecon Agung Tbk PT	27,591,800	3,300,887

Japan — 13.9%
Activia Properties, Inc.	49	410,845
Advance Residence Investment Corp.	659	1,610,432
Comforia Residential REIT, Inc.	508	1,040,229
Daibiru Corp.#	371,500	3,919,424
Invincible Investment Corp.	9,215	3,416,702
Japan Excellent, Inc.	1,658	2,178,159
Mitsubishi Estate Co., Ltd.#	1,028,000	23,142,344
Mitsui Fudosan Co., Ltd.#	483,000	13,962,514
Nippon Prologis REIT, Inc.#	2,069	4,510,409
Nomura Real Estate Office Fund, Inc.	1,565	6,534,571

Security Description	Shares	Value (Note 2)

Japan (continued)
Sumitomo Realty & Development Co., Ltd.	130,000	$4,489,804
Tokyu Fudosan Holdings Corp.	351,100	2,508,914
Top REIT, Inc.	1,154	4,531,592

		72,255,939

Jersey — 0.8%
Kennedy Wilson Europe Real Estate PLC	231,802	3,832,031

Malaysia — 0.2%
UEM Sunrise, Bhd	1,623,300	863,840

Netherlands — 0.8%
Corio NV	85,048	4,305,498

Norway — 0.3%
Entra ASA†*(2)	153,184	1,627,706

Singapore — 4.1%
Ascendas India Trust	4,923,000	3,021,867
City Developments, Ltd.	327,000	2,524,070
Fortune Real Estate Investment Trust	3,689,000	3,672,398
Global Logistic Properties, Ltd.	3,021,000	6,073,061
Keppel REIT Management, Ltd.	3,661,000	3,483,189
Keppel Telecommunications & Transportation, Ltd.#	1,303,000	1,769,593
Mapletree Greater China Commercial Trust	1,290,000	974,948

		21,519,126

Spain — 0.5%
Merlin Properties Socimi SA†	220,298	2,730,202

Sweden — 0.4%
Hufvudstaden AB, Class A	169,214	2,211,836

Switzerland — 0.9%
PSP Swiss Property AG	53,745	4,677,471

Taiwan — 0.2%
Chong Hong Construction Co., Ltd.	549,550	1,184,425

United Kingdom — 6.9%
Big Yellow Group PLC	396,442	3,695,411
British Land Co. PLC	713,069	8,565,045
Capital & Counties Properties PLC	630,044	3,712,946
Derwent London PLC	111,503	5,299,735
Hammerson PLC	853,482	8,316,092
Helical Bar PLC	224,682	1,240,452
Quintain Estates & Development PLC†	1,481,056	2,183,181
UNITE Group PLC	425,065	3,069,390

		36,082,252

United States — 43.7%
American Tower Corp.	133,097	13,976,516
AvalonBay Communities, Inc.	96,080	15,448,703
Boston Properties, Inc.	78,105	10,125,532
Brixmor Property Group, Inc.	120,100	2,904,018
Brookdale Senior Living, Inc.†	57,768	2,046,143
Cousins Properties, Inc.	409,733	5,015,132
Crown Castle International Corp.	89,268	7,417,278
CubeSmart	166,000	3,575,640
DDR Corp.	484,885	8,887,942
EastGroup Properties, Inc.	29,000	1,949,380
Empire State Realty Trust, Inc., Class A	138,667	2,324,059
Essex Property Trust, Inc.	33,689	6,818,990
Federal Realty Investment Trust	50,400	6,686,064
General Growth Properties, Inc.	265,694	7,109,971
Health Care REIT, Inc.	102,538	7,552,949
Healthcare Realty Trust, Inc.	158,415	4,183,740
Healthcare Trust of America, Inc., Class A	291,376	3,717,958
Hilton Worldwide Holdings, Inc.†	151,251	3,965,801

72

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Host Hotels & Resorts, Inc.	209,654	$4,872,359
Hudson Pacific Properties, Inc.	133,951	3,766,702
Kilroy Realty Corp.	10,404	714,547
LaSalle Hotel Properties	145,100	5,857,687
Mid-America Apartment Communities, Inc.	72,000	5,303,520
National Health Investors, Inc.	39,200	2,598,176
National Retail Properties, Inc.	115,079	4,433,994
Paramount Group, Inc.†	65,263	1,226,944
Piedmont Office Realty Trust, Inc., Class A#	195,955	3,683,954
Prologis, Inc.	272,015	11,500,794
Public Storage	47,600	8,931,188
Realty Income Corp.#	85,791	3,985,850
Retail Opportunity Investments Corp.	179,912	2,961,352
RLJ Lodging Trust	172,100	5,667,253
Simon Property Group, Inc.	120,403	21,768,862
SL Green Realty Corp.	56,261	6,534,153
UDR, Inc.	158,506	4,878,815
Ventas, Inc.	45,200	3,234,060
Washington Prime Group, Inc.	65,751	1,132,890
Weyerhaeuser Co.	313,990	11,086,987

		227,845,903

Total Long-Term Investment Securities
(cost $456,834,873)		512,924,401

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Registered Investment Companies — 4.2%
State Street Navigator Securities Lending Prime Portfolio(3)	17,292,590	17,292,590
SSgA U.S. Government Money Market Fund	4,748,984	4,748,984

		22,041,574

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$3,673,000	$3,673,000

Total Short-Term Investment Securities
(cost $25,714,574)		25,714,574

TOTAL INVESTMENTS —
(cost $482,549,447)(4)	103.3%	538,638,975
Liabilities in excess of other assets	(3.3)	(17,408,507)

NET ASSETS —	100.0%	$521,230,468

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $1,627,706 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $1,627,706 representing 0.3% of net assets.
(3)	At November 30, 2014, the Fund had loaned securities with a total value of $16,754,694. This was secured by collateral of $17,292,590, which was received in cash and subsequently invested in short-term investments currently valued at $17,292,590 as reported in the portfolio of investments. Additional collateral of $36,158 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	0.63% to 6.13%	12/31/2014 to 11/15/2043	$36,158

(4)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

Euronext Paris—Euronext Stock Exchange, Paris

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$37,077,170	$—	$0	$37,077,170
Other Countries	475,847,231	—	—	475,847,231
Short-Term Investment Securities:
Registered Investment Companies	22,041,574	—	—	22,041,574
Time Deposits	—	3,673,000	—	3,673,000

Total Investments at Value	$534,965,975	$3,673,000	$0	$538,638,975

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

73

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	3.8%
Real Estate Investment Trusts	3.6
Banks — Commercial	3.5
Insurance — Multi-line	2.8
Oil Companies — Exploration & Production	2.6
Insurance — Life/Health	2.6
Computers	2.5
Medical — Biomedical/Gene	2.1
Telephone — Integrated	2.1
Applications Software	1.9
Insurance — Property/Casualty	1.7
Food — Misc./Diversified	1.6
Cable/Satellite TV	1.6
Multimedia	1.5
Transport — Rail	1.5
Diversified Banking Institutions	1.4
Investment Management/Advisor Services	1.3
Commercial Services — Finance	1.3
Chemicals — Diversified	1.2
Pipelines	1.2
Beverages — Non-alcoholic	1.2
Cosmetics & Toiletries	1.2
Food — Retail	1.2
Electronic Components — Semiconductors	1.1
Medical — HMO	1.1
Registered Investment Companies	1.1
Enterprise Software/Service	1.0
Diversified Manufacturing Operations	1.0
Finance — Credit Card	1.0
Electric — Integrated	1.0
Real Estate Management/Services	0.9
Web Portals/ISP	0.9
Insurance — Reinsurance	0.9
Medical Instruments	0.9
Time Deposits	0.9
Banks — Super Regional	0.9
Retail — Discount	0.8
Finance — Other Services	0.8
Data Processing/Management	0.8
Telecom Services	0.8
Consumer Products — Misc.	0.8
Computer Services	0.8
Oil — Field Services	0.7
Chemicals — Specialty	0.7
Electric Products — Misc.	0.7
Semiconductor Components — Integrated Circuits	0.7
Advertising Agencies	0.7
Semiconductor Equipment	0.7
Retail — Apparel/Shoe	0.7
Industrial Gases	0.6
E-Commerce/Products	0.6
Real Estate Operations & Development	0.6
Investment Companies	0.6
Transport — Services	0.6
Gas — Distribution	0.6
Medical Products	0.6
Hotels/Motels	0.6
Computers — Memory Devices	0.6
Medical — Wholesale Drug Distribution	0.5
Networking Products	0.5
Banks — Fiduciary	0.5
Publishing — Periodicals	0.5
Oil Field Machinery & Equipment	0.5
Finance — Investment Banker/Broker	0.5
Building & Construction Products — Misc.	0.5
Auto/Truck Parts & Equipment — Original	0.5
Building & Construction — Misc.	0.5
Distribution/Wholesale	0.4
Containers — Metal/Glass	0.4

Television	0.4
Internet Content — Entertainment	0.4
E-Commerce/Services	0.4
Satellite Telecom	0.4
Apparel Manufacturers	0.4
Commercial Services	0.4
Retail — Major Department Stores	0.4
Building — Residential/Commercial	0.4
Machinery — Farming	0.4
Human Resources	0.4
Auto — Cars/Light Trucks	0.4
Retail — Jewelry	0.3
Electric — Transmission	0.3
Medical — Generic Drugs	0.3
Electronic Components — Misc.	0.3
Machinery — General Industrial	0.3
Diversified Operations	0.3
Water	0.3
Building — Heavy Construction	0.3
Public Thoroughfares	0.3
Diversified Operations/Commercial Services	0.3
Industrial Automated/Robotic	0.3
Import/Export	0.3
Consulting Services	0.3
Instruments — Scientific	0.3
Gold Mining	0.3
Toys	0.3
Building Products — Cement	0.3
Medical — Hospitals	0.3
Airport Development/Maintenance	0.2
Oil Refining & Marketing	0.2
Retail — Building Products	0.2
Pharmacy Services	0.2
Computer Aided Design	0.2
Athletic Footwear	0.2
Oil Companies — Integrated	0.2
Retail — Drug Store	0.2
Electronic Forms	0.2
Wireless Equipment	0.2
Machinery — Construction & Mining	0.2
Advertising Services	0.2
Publishing — Books	0.2
Agricultural Chemicals	0.2
Private Equity	0.2
Food — Confectionery	0.2
Electronic Parts Distribution	0.2
Cellular Telecom	0.2
Entertainment Software	0.2
Savings & Loans/Thrifts	0.2
Retail — Pet Food & Supplies	0.2
Retail — Regional Department Stores	0.2
Retirement/Aged Care	0.2
Steel — Producers	0.2
Electronic Measurement Instruments	0.2
Special Purpose Entities	0.2
Containers — Paper/Plastic	0.2
Metal Processors & Fabrication	0.2
Aerospace/Defense — Equipment	0.2
Steel Pipe & Tube	0.2
Computers — Integrated Systems	0.1
Retail — Restaurants	0.1
Internet Security	0.1
Auto — Heavy Duty Trucks	0.1
Airlines	0.1
Food — Dairy Products	0.1
Office Automation & Equipment	0.1
Diversified Financial Services	0.1
Telecommunication Equipment	0.1
Transactional Software	0.1

74

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Chemicals — Plastics	0.1%
Paper & Related Products	0.1
Motorcycle/Motor Scooter	0.1
Engines — Internal Combustion	0.1
Food — Catering	0.1
Metal — Copper	0.1
U.S. Government Treasuries	0.1
Diagnostic Kits	0.1
Resorts/Theme Parks	0.1
Tools — Hand Held	0.1
Oil & Gas Drilling	0.1
Finance — Consumer Loans	0.1
Machinery — Pumps	0.1
Building Products — Air & Heating	0.1
Retail — Office Supplies	0.1
Publishing — Newspapers	0.1
Food — Baking	0.1
Transport — Truck	0.1
Respiratory Products	0.1
Coatings/Paint	0.1
Retail — Automobile	0.1
Medical Labs & Testing Services	0.1
Retail — Bedding	0.1
Filtration/Separation Products	0.1
Security Services	0.1
Medical Information Systems	0.1
Food — Wholesale/Distribution	0.1
Retail — Vision Service Center	0.1
Internet Content — Information/News	0.1
Office Supplies & Forms	0.1
Retail — Consumer Electronics	0.1
Retail — Gardening Products	0.1
Appliances	0.1
Broadcast Services/Program	0.1
Cruise Lines	0.1
Engineering/R&D Services	0.1
Computer Data Security	0.1
Vitamins & Nutrition Products	0.1
Finance — Mortgage Loan/Banker	0.1
Metal — Aluminum	0.1
Rubber — Tires	0.1
Hazardous Waste Disposal	0.1
Finance — Leasing Companies	0.1
Home Decoration Products	0.1
Recycling	0.1
Non-Hazardous Waste Disposal	0.1
Dialysis Centers	0.1
Retail — Auto Parts	0.1
Soap & Cleaning Preparation	0.1
Textile — Products	0.1
Electronics — Military	0.1
Building Products — Doors & Windows	0.1
Coffee	0.1
Leisure Products	0.1
Machinery — Electrical	0.1
Storage/Warehousing	0.1

100.9%

Country Allocation*

United States	57.9%
Japan	7.7
United Kingdom	6.1
Canada	4.1
France	3.8
Switzerland	3.1
Australia	2.6
Netherlands	1.9
Germany	1.8
Sweden	1.6
Hong Kong	1.4
Spain	1.3
Italy	0.9
Ireland	0.9
Singapore	0.8
Finland	0.8
Belgium	0.7
Jersey	0.6
Denmark	0.5
Luxembourg	0.5
New Zealand	0.4
Norway	0.3
Bermuda	0.3
Cayman Islands	0.2
Portugal	0.2
Israel	0.1
Austria	0.1
Guernsey	0.1
Liberia	0.1
British Virgin Islands	0.1

100.9%

*	Calculated as a percentage of net assets

75

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Australia — 2.6%
ALS, Ltd.	20,776	$89,141
Amcor, Ltd.	23,746	245,814
AMP, Ltd.	129,319	620,904
APA Group	51,752	346,725
Asciano, Ltd.	97,867	489,887
ASX, Ltd.	20,260	620,904
Aurizon Holdings, Ltd.	57,252	224,685
BGP Holdings PLC†(1)(2)	60,919	0
Boral, Ltd.	11,544	48,056
Caltex Australia, Ltd.	8,086	208,229
Cochlear, Ltd.	5,597	331,387
Computershare, Ltd.	22,663	222,834
Dexus Property Group	66,257	401,037
Federation Centres	184,999	436,246
Flight Centre Travel Group, Ltd.	3,623	124,697
Goodman Group	25,960	120,444
GPT Group	108,965	384,034
Harvey Norman Holdings, Ltd.	67,534	212,144
Iluka Resources, Ltd.	6,351	37,035
Insurance Australia Group, Ltd.	141,443	767,014
Lend Lease Group	34,531	450,644
Metcash, Ltd.	190,071	422,317
Mirvac Group	296,664	443,225
Newcrest Mining, Ltd.†	37,931	333,885
Novion Property Group	208,053	377,256
Ramsay Health Care, Ltd.	6,584	303,509
Scentre Group†	197,039	582,055
Seek, Ltd.	6,622	96,342
Sonic Healthcare, Ltd.	6,460	95,965
Stockland	84,650	296,898
Sydney Airport	40,644	153,625
Transurban Group	97,719	691,294
Westfield Corp.†	37,343	263,540
Woodside Petroleum, Ltd.	24,607	748,889
WorleyParsons, Ltd.	11,479	108,665

		11,299,326

Austria — 0.1%
IMMOFINANZ AG†	77,207	231,621
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,556	326,346

		557,967

Belgium — 0.7%
Ageas	5,475	195,929
Belgacom SA	14,196	560,746
Colruyt SA	12,998	604,885
Delhaize Group SA	3,903	285,514
Groupe Bruxelles Lambert SA	5,394	488,280
KBC Groep NV†	5,010	286,761
Telenet Group Holding NV†	6,927	396,228
Umicore SA	7,250	294,992

		3,113,335

Bermuda — 0.3%
Arch Capital Group, Ltd.†	5,395	309,241
Everest Re Group, Ltd.	2,835	497,231
NWS Holdings, Ltd.	114,000	210,509
RenaissanceRe Holdings, Ltd.	2,126	208,178

		1,225,159

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.†	3,299	253,066

Canada — 4.1%
Agnico Eagle Mines, Ltd.	3,973	92,665
Agrium, Inc.	5,008	483,244

Security Description	Shares	Value (Note 2)

Canada (continued)
AltaGas, Ltd.	12,039	$446,029
ARC Resources, Ltd.	20,327	480,498
ATCO, Ltd., Class I	400	16,680
BCE, Inc.	9,666	450,725
Brookfield Asset Management, Inc., Class A	10,000	502,579
Canadian Tire Corp., Ltd., Class A	7,635	856,410
Canadian Utilities, Ltd., Class A	1,600	55,893
Catamaran Corp.†	2,600	131,307
CGI Group, Inc., Class A†	12,923	470,872
CI Financial Corp	13,900	411,568
Dollarama, Inc.	13,220	619,222
Empire Co., Ltd., Class A	5,700	414,432
Fairfax Financial Holdings, Ltd.	1,173	595,780
First Capital Realty, Inc.	31,468	514,976
Fortis, Inc.	8,986	319,015
Franco-Nevada Corp.	3,900	195,051
Gildan Activewear, Inc.	1,500	86,703
Great-West Lifeco, Inc.	23,315	690,339
IGM Financial, Inc.	10,684	443,836
Industrial Alliance Insurance & Financial Services, Inc.	4,394	182,114
Intact Financial Corp.	8,447	586,173
Inter Pipeline, Ltd.	11,025	314,394
Manulife Financial Corp.	33,110	659,074
Methanex Corp.	3,748	188,465
Metro, Inc., Class A	13,980	1,091,489
Onex Corp	3,843	218,002
Open Text Corp.	3,100	183,469
Pacific Rubiales Energy Corp.	4,400	42,504
Pembina Pipeline Corp.	11,110	378,395
Pengrowth Energy Corp.	18,469	60,062
Power Corp. of Canada	15,812	448,276
Power Financial Corp.	11,571	361,625
RioCan Real Estate Investment Trust	8,342	199,088
Saputo, Inc.	19,502	565,164
Shaw Communications, Inc., Class B	30,851	832,564
Silver Wheaton Corp.	4,863	95,993
Sun Life Financial, Inc.	20,721	768,592
Thomson Reuters Corp.	15,465	616,491
Tim Hortons, Inc.	6,000	499,921
Tourmaline Oil Corp.†	4,224	140,320
TransAlta Corp.	22,969	223,686
Valeant Pharmaceuticals International, Inc.†	4,500	654,603
Vermilion Energy, Inc.	9,694	451,522

		18,039,810

Cayman Islands — 0.2%
ASM Pacific Technology, Ltd.	2,800	28,506
Herbalife, Ltd.#	2,239	96,837
Legal & General Group PLC	169,013	652,118

		777,461

Denmark — 0.5%
Coloplast A/S, Class B	3,794	328,961
DSV A/S	9,202	288,370
Novozymes A/S, Class B	13,875	609,990
Pandora A/S	1,530	135,858
TDC A/S	43,217	350,506
Tryg A/S	3,278	378,231
William Demant Holding A/S†	1,959	140,602

		2,232,518

Finland — 0.8%
Elisa Oyj	19,153	555,764
Metso Oyj	5,795	179,763
Neste Oil Oyj	19,009	451,297

76

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finland (continued)
Nokia Oyj	64,828	$539,652
Nokian Renkaat Oyj	6,820	192,720
Orion Oyj, Class B	16,695	572,936
Sampo Oyj, Class A	11,806	582,760
UPM-Kymmene Oyj	32,334	537,113

		3,612,005

France — 3.8%
Accor SA	4,740	223,740
Aeroports de Paris	4,322	530,741
Alcatel-Lucent†	41,725	148,642
Arkema SA	1,665	113,367
AtoS	2,792	198,475
Bouygues SA	10,557	397,432
Bureau Veritas SA	13,335	318,332
Cap Gemini SA	5,697	417,742
Casino Guichard Perrachon SA	6,636	639,848
Christian Dior SA	3,704	709,768
CNP Assurances	33,879	627,697
Dassault Systemes	8,584	561,504
Edenred	14,871	429,107
Eurazeo SA	2,831	197,090
Eutelsat Communications SA	17,118	566,471
Fonciere Des Regions	4,190	400,249
Gecina SA	2,214	299,593
Groupe Eurotunnel SA	19,174	248,006
ICADE	2,394	191,630
Iliad SA	762	187,261
Imerys SA	2,983	225,674
JCDecaux SA	5,425	178,546
Kering	1,975	408,189
Klepierre	7,729	347,084
L’Oreal SA	7,958	1,358,573
Lagardere SCA	9,932	281,771
Legrand SA	8,351	438,143
Natixis SA	27,157	192,003
Publicis Groupe SA	7,556	555,278
SCOR SE	23,806	743,211
Societe BIC SA	1,567	209,020
Sodexo SA	5,354	540,420
Suez Environnement Co.	16,410	291,174
Unibail-Rodamco SE	3,841	1,015,613
Valeo SA	3,163	389,440
Vallourec SA	6,510	215,997
Veolia Environnement SA	10,717	195,560
Vivendi SA	37,342	951,596
Wendel SA	1,542	181,798
Zodiac Aerospace	7,356	243,929

		16,369,714

Germany — 1.6%
Axel Springer SE	5,321	313,534
Beiersdorf AG	8,073	719,038
Brenntag AG	5,679	312,970
Celesio AG	3,035	101,209
Deutsche Wohnen AG (BR)	25,082	602,500
Fraport AG Frankfurt Airport Services Worldwide	3,078	188,108
Hannover Rueck SE	7,134	637,001
LANXESS AG	2,986	148,378
Metro AG†	8,624	293,059
Muenchener Rueckversicherungs AG	7,316	1,507,961
OSRAM Licht AG†	2,844	118,195
ProSiebenSat.1 Media AG	4,944	211,315
SAP SE	17,315	1,221,173

Security Description	Shares	Value (Note 2)

Germany (continued)
Telefonica Deutschland Holding AG	41,017	$215,225
United Internet AG	7,100	312,963

		6,902,629

Guernsey — 0.1%
Friends Life Group, Ltd.	81,764	472,129

Hong Kong — 1.4%
AIA Group, Ltd.	183,600	1,060,656
Bank of East Asia, Ltd.	79,800	335,977
BOC Hong Kong Holdings, Ltd.	58,500	207,072
Cheung Kong Holdings, Ltd.	27,000	496,486
Hang Lung Properties, Ltd.	81,000	243,369
Hang Seng Bank, Ltd.	18,600	309,884
Henderson Land Development Co., Ltd.	20,900	140,009
Hong Kong & China Gas Co., Ltd.	321,600	761,399
Hong Kong Exchanges and Clearing, Ltd.	34,100	742,691
Hutchison Whampoa, Ltd.	37,000	463,997
Link REIT	66,000	418,729
New World Development Co., Ltd.	57,000	68,136
Sino Land Co., Ltd.	156,000	255,075
Swire Pacific, Ltd., Class A	13,000	178,532
Swire Properties, Ltd.	18,800	58,304
Techtronic Industries Co., Ltd.	25,000	80,111
Wharf Holdings, Ltd.	29,000	209,229
Wheelock & Co., Ltd.	19,000	95,920

		6,125,576

Ireland — 0.9%
Accenture PLC, Class A	11,023	951,616
CRH PLC	15,983	377,865
James Hardie Industries PLC CDI	28,578	294,374
Kerry Group PLC, Class A	7,640	567,440
Pentair PLC	7,618	492,961
Perrigo Co. PLC	3,838	614,809
Seagate Technology PLC	3,319	219,419
XL Group PLC	10,599	376,477

		3,894,961

Israel — 0.1%
Israel Chemicals, Ltd.	34,959	238,668
Israel Corp., Ltd.†	244	119,612
NICE Systems, Ltd.	4,365	207,033

		565,313

Italy — 0.9%
Assicurazioni Generali SpA	56,432	1,221,096
Banco Popolare SC†	16,152	222,886
Exor SpA	4,327	192,750
Intesa Sanpaolo SpA RSP	133,068	358,307
Luxottica Group SpA	7,764	415,412
Mediobanca SpA	43,136	386,454
Terna Rete Elettrica Nazionale SpA	182,571	882,340
Unione di Banche Italiane SCpA	33,889	260,599
UnipolSai SpA	22,664	64,862

		4,004,706

Japan — 7.7%
ABC-Mart, Inc.	300	15,067
ACOM Co., Ltd.†	10,500	31,411
Advantest Corp.	2,800	33,434
Aeon Co., Ltd.	28,000	279,127
AEON Financial Service Co., Ltd.	7,600	164,079
Aeon Mall Co., Ltd.	1,400	23,878
Air Water, Inc.	3,000	48,690

77

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Aisin Seiki Co., Ltd.	4,400	$157,394
Ajinomoto Co., Inc.	12,000	224,033
Alfresa Holdings Corp.	800	9,236
Amada Co., Ltd.	13,000	117,325
ANA Holdings, Inc.	21,000	51,708
Aozora Bank, Ltd.	35,000	113,845
Asahi Glass Co., Ltd.	47,000	226,940
Asahi Kasei Corp.	21,000	182,624
Asics Corp.	2,000	50,645
Astellas Pharma, Inc.	34,500	496,263
Bank of Yokohama, Ltd.	34,000	191,674
Brother Industries, Ltd.	3,700	69,155
Calbee, Inc.	1,600	55,414
Canon, Inc.	18,500	592,633
Casio Computer Co., Ltd.	3,900	58,958
Central Japan Railway Co.	2,800	407,601
Chiba Bank, Ltd.	47,000	312,488
Chugai Pharmaceutical Co., Ltd.	3,700	100,240
Citizen Holdings Co., Ltd.	4,000	30,943
Credit Saison Co., Ltd.	5,200	97,366
Dai Nippon Printing Co., Ltd.	10,000	87,891
Dai-ichi Life Insurance Co., Ltd.	14,900	216,149
Daido Steel Co., Ltd.	8,000	29,123
Daihatsu Motor Co., Ltd.	19,000	260,495
Daikin Industries, Ltd.	6,600	437,979
Daito Trust Construction Co., Ltd.	1,400	158,085
Daiwa House Industry Co., Ltd.	10,000	190,486
Daiwa Securities Group, Inc.	29,000	233,109
Dena Co., Ltd.	1,100	13,626
Dentsu, Inc.	8,600	323,216
Don Quijote Holdings Co., Ltd.	1,000	62,358
East Japan Railway Co.	5,900	442,338
Eisai Co., Ltd.	4,100	147,009
FANUC Corp.	3,700	624,202
Fast Retailing Co., Ltd.	900	327,669
Fuji Heavy Industries, Ltd.	9,400	342,034
GungHo Online Entertainment, Inc.	5,000	18,876
Gunma Bank, Ltd.	32,000	190,377
Hakuhodo DY Holdings, Inc.	1,800	17,504
Hamamatsu Photonics KK	1,100	55,616
Hankyu Hanshin Holdings, Inc.	20,000	110,053
Hino Motors, Ltd.	11,000	148,218
Hirose Electric Co., Ltd.	600	75,841
Hisamitsu Pharmaceutical Co., Inc.	6,900	209,901
Hitachi Chemical Co., Ltd.	14,700	272,149
Hitachi Construction Machinery Co., Ltd.	600	12,954
Hitachi High-Technologies Corp.	1,300	37,575
Hoya Corp.	13,500	480,071
Hulic Co., Ltd.	4,300	44,424
Ibiden Co., Ltd.	1,700	25,256
Iida Group Holdings Co., Ltd.	8,900	97,722
Isetan Mitsukoshi Holdings, Ltd.	6,100	80,137
Isuzu Motors, Ltd.	10,000	130,530
ITOCHU Corp.	29,900	344,176
Iyo Bank, Ltd.	42,900	443,930
Japan Exchange Group, Inc.	3,300	84,676
JFE Holdings, Inc.	12,200	259,637
Joyo Bank, Ltd.	89,000	449,237
JSR Corp.	3,200	57,248
Kajima Corp.	59,000	233,176
Kakaku.com, Inc.	2,100	32,083
Kaneka Corp.	6,000	31,752
Kansai Paint Co., Ltd.	4,000	63,740
Kao Corp.	10,900	403,779

Security Description	Shares	Value (Note 2)

Japan (continued)
KDDI Corp.	8,300	$531,838
Keikyu Corp.	52,000	397,438
Keio Corp.	4,000	29,426
Keisei Electric Railway Co., Ltd.	2,000	23,005
Keyence Corp.	800	369,563
Kintetsu Corp.	32,000	108,132
Komatsu, Ltd.	10,600	251,088
Konica Minolta, Inc.	10,000	116,626
Kuraray Co., Ltd.	5,900	71,842
Kurita Water Industries, Ltd.	4,700	97,588
Kyocera Corp.	5,900	288,910
Kyowa Hakko Kirin Co., Ltd.	2,000	21,724
LIXIL Group Corp.	9,300	197,802
M3, Inc.	1,600	27,532
Mabuchi Motor Co., Ltd.	1,400	111,604
Makita Corp.	3,300	165,737
Marui Group Co., Ltd.	3,500	30,644
Maruichi Steel Tube, Ltd.	1,800	39,528
McDonald’s Holdings Co. Japan, Ltd.	4,600	105,203
Medipal Holdings Corp.	1,300	14,449
MEIJI Holdings Co., Ltd.	1,400	125,643
Mitsubishi Chemical Holdings Corp.	28,500	146,859
Mitsubishi Corp.	35,500	671,589
Mitsubishi Estate Co., Ltd.	32,000	720,384
Mitsubishi Gas Chemical Co., Inc.	8,000	45,774
Mitsubishi Logistics Corp.	14,000	219,432
Mitsubishi Tanabe Pharma Corp.	3,100	47,282
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,800	36,808
Mitsui Chemicals, Inc.	13,000	36,370
Mitsui Fudosan Co., Ltd.	13,000	375,803
MS&AD Insurance Group Holdings, Inc.	8,600	200,814
Murata Manufacturing Co., Ltd.	900	97,266
Nabtesco Corp.	4,100	98,432
NGK Insulators, Ltd.	9,000	199,840
NGK Spark Plug Co., Ltd.	4,000	120,334
NH Foods, Ltd.	4,000	80,324
NHK Spring Co., Ltd.	3,500	30,319
Nidec Corp.	4,000	265,341
Nintendo Co., Ltd.	1,600	185,523
Nippon Express Co., Ltd.	9,000	43,229
Nippon Paint Holdings Co., Ltd.	4,000	103,480
Nippon Steel & Sumitomo Metal Corp.	147,000	378,803
Nippon Telegraph & Telephone Corp.	7,200	385,331
Nisshin Seifun Group, Inc.	3,600	35,645
Nissin Foods Holdings Co., Ltd.	800	40,111
Nitori Holdings Co., Ltd.	1,200	66,537
Nitto Denko Corp.	2,900	153,052
NOK Corp.	1,200	30,043
Nomura Real Estate Holdings, Inc.	2,200	40,415
Nomura Research Institute, Ltd.	2,000	62,358
NTT Data Corp.	2,400	91,615
NTT DOCOMO, Inc.	26,000	405,654
NTT Urban Development Corp.	1,700	17,491
Obayashi Corp.	30,000	187,073
Odakyu Electric Railway Co., Ltd.	8,000	73,279
Oji Holdings Corp.	20,000	70,110
Omron Corp.	3,900	181,411
Ono Pharmaceutical Co., Ltd.	2,600	222,600
Oracle Corp. Japan	2,100	79,279
Oriental Land Co., Ltd.	2,400	522,390
ORIX Corp.	20,200	266,479
Osaka Gas Co., Ltd.	39,000	149,171
Otsuka Corp.	1,200	41,308
Otsuka Holdings Co., Ltd.	6,500	205,538

78

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Park24 Co., Ltd.	1,300	$19,730
Rakuten, Inc.	12,400	167,082
Resona Holdings, Inc.	31,300	169,015
Rinnai Corp.	600	44,594
Rohm Co., Ltd.	1,400	90,604
Sanrio Co., Ltd.	1,600	42,268
Santen Pharmaceutical Co., Ltd.	3,500	195,837
SBI Holdings, Inc.	6,400	73,886
Secom Co., Ltd.	4,300	248,717
Seiko Epson Corp.	1,100	53,114
Sekisui Chemical Co., Ltd.	8,000	99,570
Sekisui House, Ltd.	12,000	161,186
Sharp Corp.†	20,000	47,695
Shikoku Electric Power Co., Inc.†	3,100	38,740
Shimamura Co., Ltd.	500	41,839
Shimano, Inc.	1,300	176,371
Shimizu Corp.	8,000	54,605
Shin-Etsu Chemical Co., Ltd.	7,100	478,040
Shinsei Bank, Ltd.	30,000	56,375
Shionogi & Co., Ltd.	4,300	107,002
Shiseido Co., Ltd.	8,200	122,478
Shizuoka Bank, Ltd.	24,000	230,960
Showa Shell Sekiyu KK	17,000	141,679
SMC Corp.	800	219,837
SoftBank Corp.	13,500	905,878
Sompo Japan Nipponkoa Holdings, Inc.	4,900	121,499
Sony Financial Holdings, Inc.	2,200	33,388
Sumitomo Chemical Co., Ltd.	30,000	113,508
Sumitomo Dainippon Pharma Co., Ltd.	9,400	97,192
Sumitomo Mitsui Trust Holdings, Inc.	49,000	203,730
Sumitomo Realty & Development Co., Ltd.	8,000	276,296
Sumitomo Rubber Industries, Ltd.	4,500	68,560
Suntory Beverage & Food, Ltd.	5,200	183,602
Suruga Bank, Ltd.	15,000	285,034
Suzuken Co., Ltd.	700	17,932
Sysmex Corp.	2,400	103,143
T&D Holdings, Inc.	7,900	95,729
Taisei Corp.	42,000	219,432
Taisho Pharmaceutical Holdings Co., Ltd.	200	12,387
Taiyo Nippon Sanso Corp.	3,000	35,342
Takashimaya Co., Ltd.	3,000	25,129
TDK Corp.	2,200	132,552
Teijin, Ltd.	8,000	21,707
Terumo Corp.	5,400	122,862
THK Co., Ltd.	3,800	92,062
Tobu Railway Co., Ltd.	42,000	189,349
Toho Co., Ltd.	1,100	24,527
Toho Gas Co., Ltd.	3,000	15,750
Tokio Marine Holdings, Inc.	11,000	359,699
Tokyo Electron, Ltd.	2,800	190,811
Tokyo Gas Co., Ltd.	49,000	267,235
Tokyo Tatemono Co., Ltd.	5,000	39,901
Tokyu Corp.	80,000	483,357
Tokyu Fudosan Holdings Corp.	7,900	56,452
TonenGeneral Sekiyu KK	38,000	317,974
Toppan Printing Co., Ltd.	21,000	135,375
Toray Industries, Inc.	30,000	235,864
TOTO, Ltd.	17,000	202,991
Toyo Seikan Group Holdings, Ltd.	14,800	178,842
Toyota Tsusho Corp.	6,600	156,282
Trend Micro, Inc.	4,600	139,740
Unicharm Corp.	9,000	206,059
USS Co., Ltd.	4,300	62,070
West Japan Railway Co.	3,300	157,561

Security Description	Shares	Value (Note 2)

Japan (continued)
Yahoo Japan Corp.	26,500	$96,693
Yakult Honsha Co., Ltd.	1,900	100,868
Yamada Denki Co., Ltd.	17,100	56,342
Yamaguchi Financial Group, Inc.	20,000	200,556
Yamaha Corp.	14,800	220,622
Yamato Holdings Co., Ltd.	6,900	155,682
Yamato Kogyo Co., Ltd.	1,700	47,704
Yaskawa Electric Corp.	5,000	64,886
Yokohama Rubber Co., Ltd.	5,000	46,010

		33,662,186

Jersey — 0.6%
Delphi Automotive PLC	4,630	337,758
Petrofac, Ltd.	19,565	252,447
Randgold Resources, Ltd.	6,190	411,740
Wolseley PLC	13,263	744,686
WPP PLC	43,616	914,087

		2,660,718

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	4,887	360,367

Luxembourg — 0.5%
Altice SA†	2,299	154,761
Millicom International Cellular SA SDR	2,936	244,361
RTL Group SA	6,638	639,628
SES SA FDR	19,834	738,409
Subsea 7 SA	13,591	135,045
Tenaris SA	14,213	235,214

		2,147,418

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	445,000	157,063

Netherlands — 1.9%
Aegon NV	53,210	417,979
Akzo Nobel NV	9,073	627,246
ASML Holding NV	7,016	741,439
Boskalis Westminster NV	3,272	183,720
CNH Industrial NV	28,931	226,613
Core Laboratories NV	1,510	194,533
Corio NV	7,072	358,015
Delta Lloyd NV	11,804	271,502
Fugro NV CVA	6,395	146,653
Gemalto NV	3,926	333,751
ING Groep NV CVA†	67,204	985,066
Koninklijke Vopak NV	6,747	339,170
Nielsen NV#	6,362	265,741
OCI NV†	3,386	121,488
QIAGEN NV†	21,929	524,305
Randstad Holding NV	4,580	226,161
Reed Elsevier NV	33,827	832,137
STMicroelectronics NV	17,514	131,344
Wolters Kluwer NV	20,892	612,594
Ziggo NV†	12,329	552,275

		8,091,732

New Zealand — 0.4%
Auckland International Airport, Ltd.	215,238	652,925
Contact Energy, Ltd.	31,255	150,180
Fletcher Building, Ltd.	16,653	106,908
Ryman Healthcare, Ltd.	113,293	711,326
Spark New Zealand, Ltd.	100,213	240,369

		1,861,708

79

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Norway — 0.3%
Akastor ASA	18,644	$55,894
Aker Solutions ASA†	18,644	111,577
DNB ASA	29,711	492,033
Gjensidige Forsikring ASA	6,762	115,636
Norsk Hydro ASA	53,703	313,603
Orkla ASA	36,942	274,121

		1,362,864

Portugal — 0.2%
Banco Espirito Santo SA†(1)(2)	126,030	9,409
Galp Energia SGPS SA	35,620	434,355
Jeronimo Martins SGPS SA	20,530	208,707

		652,471

Singapore — 0.8%
Ascendas Real Estate Investment Trust	9,000	16,159
Avago Technologies, Ltd.	4,497	420,020
CapitaLand, Ltd.	48,000	122,274
CapitaMall Trust	21,000	31,904
City Developments, Ltd.	31,000	239,285
ComfortDelGro Corp., Ltd.	167,000	333,154
DBS Group Holdings, Ltd.	29,000	441,241
Global Logistic Properties, Ltd.	48,000	96,494
Jardine Cycle & Carriage, Ltd.	2,000	65,357
Keppel Corp., Ltd.	4,000	27,622
Oversea-Chinese Banking Corp., Ltd.	112,000	900,606
StarHub, Ltd.	118,000	374,833
United Overseas Bank, Ltd.	29,000	534,029
Yangzijiang Shipbuilding Holdings, Ltd.	41,000	38,537

		3,641,515

Spain — 1.3%
Abertis Infraestructuras SA	29,714	636,307
Amadeus IT Holding SA, Class A	15,290	609,096
Banco Bilbao Vizcaya Argentaria SA	116,247	1,249,453
Banco de Sabadell SA	91,044	258,405
Banco Popular Espanol SA	44,345	243,889
CaixaBank SA	52,080	287,791
Distribuidora Internacional de Alimentacion SA	44,927	312,496
Ferrovial SA	21,104	432,760
Grifols SA	7,215	321,623
Mapfre SA	69,126	253,826
Red Electrica Corp. SA	7,177	657,898
Zardoya Otis SA	48,883	521,271

		5,784,815

Sweden — 1.6%
Assa Abloy AB, Class B	11,492	624,597
Atlas Copco AB, Class A	11,881	342,631
Atlas Copco AB, Class B	6,918	183,823
Electrolux AB, Series B	12,595	374,371
Elekta AB, Series B	21,379	217,939
Getinge AB, Class B	14,268	330,323
Hexagon AB, Class B	4,029	128,080
Husqvarna AB, Class B	23,138	170,386
Industrivarden AB, Class C	7,286	128,807
Investment AB Kinnevik, Class B	11,899	412,897
Investor AB, Class B	28,696	1,078,125
Skandinaviska Enskilda Banken AB, Class A	41,153	543,717
Skanska AB, Class B	26,619	573,419
Svenska Handelsbanken AB, Class A	21,218	1,036,524
Swedbank AB, Class A	15,493	406,480
Tele2 AB, Class B	33,714	436,614

		6,988,733

Security Description	Shares	Value (Note 2)

Switzerland — 3.1%
ACE, Ltd.	14,144	$1,617,225
Actelion, Ltd.	5,058	601,775
Aryzta AG	5,920	472,619
Baloise Holding AG	8,041	1,050,763
Coca-Cola HBC AG CDI	11,950	271,376
EMS-Chemie Holding AG	1,636	607,306
Garmin, Ltd.#	5,762	330,163
Geberit AG	1,820	634,338
Pargesa Holding SA (BR)	7,073	563,203
Partners Group Holding AG	2,090	600,544
Sika AG (BR)	105	399,886
Sonova Holding AG	2,736	414,189
Sulzer AG	3,258	364,005
Swatch Group AG	5,564	512,470
Swatch Group AG (BR)	1,240	613,099
Swiss Life Holding AG	1,534	351,672
Swiss Prime Site AG	15,669	1,208,740
Swiss Re AG	8,341	713,401
Swisscom AG	1,983	1,204,276
Zurich Insurance Group AG	3,550	1,113,062

		13,644,112

United Kingdom — 6.1%
3i Group PLC	56,633	393,269
Admiral Group PLC	14,876	288,499
Aggreko PLC	10,584	253,763
Amec Foster Wheeler PLC	41,933	612,875
Antofagasta PLC	46,067	531,000
ARM Holdings PLC	35,432	506,776
ASOS PLC	2,281	87,154
British Land Co. PLC	70,268	844,026
Bunzl PLC	47,262	1,320,172
Capita PLC	43,280	724,282
Croda International PLC	11,154	428,097
Direct Line Insurance Group PLC	168,006	773,832
easyJet PLC	12,615	326,135
Ensco PLC, Class A	5,048	170,622
Hammerson PLC	66,365	646,642
Inmarsat PLC	34,758	431,902
InterContinental Hotels Group PLC	15,898	673,827
Intertek Group PLC	11,307	412,925
Intu Properties PLC	109,352	610,394
Investec PLC	69,703	645,372
ITV PLC	138,088	462,607
Johnson Matthey PLC	13,064	679,572
Kingfisher PLC	131,770	642,996
Land Securities Group PLC	45,232	840,425
Liberty Global PLC, Class A†	13,817	718,346
London Stock Exchange Group PLC	17,922	632,077
Next PLC	7,442	788,562
Old Mutual PLC	273,014	855,269
Persimmon PLC	18,636	446,819
Prudential PLC	62,517	1,513,582
Reed Elsevier PLC	52,900	920,847
Rexam PLC	62,922	445,207
Royal Mail PLC	72,269	472,234
RSA Insurance Group PLC†	60,812	445,305
Sage Group PLC	148,812	947,493
Schroders PLC	10,060	424,027
Segro PLC	109,111	669,459
Standard Life PLC	114,681	760,491
Tate & Lyle PLC	63,054	595,150
Travis Perkins PLC	20,418	577,043
Tullow Oil PLC	46,035	306,715

80

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PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
United Utilities Group PLC	59,180	$838,109
Weir Group PLC	8,051	236,222
Whitbread PLC	9,434	676,802

		26,576,923

United States — 55.8%
AbbVie, Inc.	26,328	1,821,898
Activision Blizzard, Inc.	21,401	463,332
Adobe Systems, Inc.†	13,548	998,217
ADT Corp.	5,153	180,046
Advance Auto Parts, Inc.	1,669	245,477
Aetna, Inc.	8,166	712,402
Affiliated Managers Group, Inc.†	2,171	441,994
Aflac, Inc.	10,410	621,789
AGCO Corp.	8,079	340,853
Air Products & Chemicals, Inc.	7,497	1,078,294
Airgas, Inc.	4,810	556,180
Akamai Technologies, Inc.†	2,360	152,480
Albemarle Corp.#	3,514	207,467
Alexion Pharmaceuticals, Inc.†	3,307	644,534
Allergan, Inc.	6,982	1,493,380
Alliance Data Systems Corp.†	2,004	572,883
Allstate Corp.	17,486	1,191,671
Amazon.com, Inc.†	5,197	1,759,912
American Airlines Group, Inc.	1,865	90,508
American Express Co.	17,828	1,647,664
American Realty Capital Properties, Inc.	21,523	202,316
American Tower Corp.	8,198	860,872
American Water Works Co., Inc.	1,295	68,700
Ameriprise Financial, Inc.	4,688	617,738
AmerisourceBergen Corp.	4,612	419,923
AMETEK, Inc.	5,175	263,718
Amgen, Inc.	12,134	2,005,872
Anadarko Petroleum Corp.	11,091	877,853
Analog Devices, Inc.	7,865	429,744
ANSYS, Inc.†	4,926	411,420
Antero Resources Corp.†#	4,598	215,738
Anthem, Inc.	7,363	941,801
Apache Corp.	8,500	544,765
Apple, Inc.	85,071	10,117,494
Applied Materials, Inc.	32,705	786,555
Arrow Electronics, Inc.†	11,322	661,658
Ashland, Inc.	3,636	414,686
Assurant, Inc.	3,129	211,489
AT&T, Inc.	91,842	3,249,370
Autodesk, Inc.†	2,952	183,024
Automatic Data Processing, Inc.	12,864	1,101,673
AutoNation, Inc.†	1,343	79,828
AvalonBay Communities, Inc.	1,205	193,752
Avery Dennison Corp.	3,851	190,663
Avnet, Inc.	3,294	144,244
Avon Products, Inc.	17,145	167,678
B/E Aerospace, Inc.†	4,466	347,767
Baker Hughes, Inc.	11,033	628,881
Ball Corp.	1,103	73,978
Bank of America Corp.	138,229	2,355,422
Bank of New York Mellon Corp.	26,975	1,079,809
BB&T Corp.	10,304	387,327
Bed Bath & Beyond, Inc.†	5,949	436,478
Best Buy Co., Inc.	8,183	322,492
Biogen Idec, Inc.†	3,337	1,026,762
BioMarin Pharmaceutical, Inc.†	3,277	294,012
BlackRock, Inc.	3,116	1,118,893
BorgWarner, Inc.	4,398	248,751

Security Description	Shares	Value (Note 2)

United States (continued)
Boston Scientific Corp.†	9,353	$120,373
Bristol-Myers Squibb Co.	28,392	1,676,548
Broadcom Corp., Class A	3,963	170,924
C.H. Robinson Worldwide, Inc.	4,348	320,622
CA, Inc.	13,516	421,023
Cablevision Systems Corp., Class A#	12,339	250,728
Cabot Oil & Gas Corp.	12,614	416,767
Calpine Corp.†	5,559	127,635
Cameron International Corp.†	6,032	309,321
Capital One Financial Corp.	9,435	784,992
Cardinal Health, Inc.	15,539	1,277,150
CarMax, Inc.†	5,322	303,248
CBRE Group, Inc., Class A†	5,598	188,877
CBS Corp., Class B	9,062	497,323
Celanese Corp., Series A	5,507	330,805
Celgene Corp.†	19,276	2,191,488
CenterPoint Energy, Inc.	10,416	249,359
CenturyLink, Inc.	15,673	638,988
Cerner Corp.†	6,558	422,335
Charles Schwab Corp.	30,560	865,459
Charter Communications, Inc., Class A†	1,559	264,562
Cheniere Energy, Inc.†	3,265	215,457
Chesapeake Energy Corp.	10,877	220,368
Chipotle Mexican Grill, Inc.†	292	193,777
Church & Dwight Co., Inc.	3,092	237,187
Cigna Corp.	7,022	722,494
Cimarex Energy Co.	1,978	207,591
Cincinnati Financial Corp.	7,397	376,877
Cintas Corp.	1,960	143,374
Cisco Systems, Inc.	82,918	2,291,854
CIT Group, Inc.	4,745	231,556
Citigroup, Inc.	40,391	2,179,902
Citrix Systems, Inc.†	4,196	278,237
Clorox Co.	16,714	1,698,477
CME Group, Inc.	5,954	503,947
Coach, Inc.	9,553	354,607
Cobalt International Energy, Inc.†	5,337	48,033
Coca-Cola Co.	69,525	3,116,806
Cognizant Technology Solutions Corp., Class A†	16,062	867,187
Colgate-Palmolive Co.	17,825	1,240,442
Comcast Corp., Class A	36,633	2,089,546
Comcast Corp., Special Class A	15,918	904,302
ConAgra Foods, Inc.	9,393	343,032
Concho Resources, Inc.†	5,409	515,207
ConocoPhillips	30,519	2,016,390
Consolidated Edison, Inc.	28,166	1,778,683
Continental Resources, Inc.†#	2,894	118,596
Costco Wholesale Corp.	10,603	1,506,898
Cree, Inc.†#	2,275	82,674
Crown Castle International Corp.	11,673	969,910
Crown Holdings, Inc.†	20,420	1,010,790
CSX Corp.	25,614	934,655
Cummins, Inc.	3,747	545,638
Danaher Corp.	21,550	1,800,718
DaVita HealthCare Partners, Inc.†	3,417	261,503
Deere & Co.	9,106	788,762
Delta Air Lines, Inc.	4,554	212,535
Denbury Resources, Inc.	16,404	135,497
Devon Energy Corp.	16,278	959,914
Diamond Offshore Drilling, Inc.#	7,496	220,158
DIRECTV†	7,348	644,493
Discover Financial Services	6,101	399,921
Dollar Tree, Inc.†	4,905	335,306
Dover Corp.	9,448	727,402

81

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Dr Pepper Snapple Group, Inc.	13,500	$999,000
Dun & Bradstreet Corp.	4,529	574,957
Eaton Vance Corp.	7,738	323,371
eBay, Inc.†	16,672	914,959
Ecolab, Inc.	6,727	732,907
Edwards Lifesciences Corp.†	1,474	191,148
Electronic Arts, Inc.†	6,470	284,227
Eli Lilly & Co.	26,723	1,820,371
EMC Corp.	24,261	736,321
Emerson Electric Co.	27,856	1,775,820
Energen Corp.	4,468	266,829
EOG Resources, Inc.	11,204	971,611
EQT Corp.	4,234	385,209
Equifax, Inc.	1,132	90,051
Equity Residential	4,565	323,385
Estee Lauder Cos., Inc., Class A	9,355	693,580
Expedia, Inc.	1,835	159,847
Expeditors International of Washington, Inc.	12,311	576,401
Express Scripts Holding Co.†	12,501	1,039,458
Facebook, Inc., Class A†	24,385	1,894,714
Fastenal Co.#	8,596	388,539
Fidelity National Information Services, Inc.	12,902	789,473
Fifth Third Bancorp	16,520	332,382
FireEye, Inc.†#	839	25,413
First Republic Bank	4,068	209,624
Fiserv, Inc.†	18,661	1,334,075
FleetCor Technologies, Inc.†	1,905	289,350
Flowserve Corp.	2,899	170,664
Fluor Corp.	3,800	235,562
FMC Corp.	6,990	380,256
FMC Technologies, Inc.†	7,696	367,638
FNF Group	9,708	314,539
Franklin Resources, Inc.	8,094	460,225
Frontier Communications Corp.#	59,168	417,134
GameStop Corp., Class A#	2,482	93,844
General Growth Properties, Inc.	7,510	200,968
General Mills, Inc.	30,640	1,616,260
Genworth Financial, Inc., Class A†	5,764	52,395
Gilead Sciences, Inc.†	23,073	2,314,683
Goldman Sachs Group, Inc.	5,393	1,016,095
Google, Inc., Class A†	4,285	2,352,808
Halliburton Co.	17,488	737,994
Harley-Davidson, Inc.	8,266	575,975
Harris Corp.	3,898	279,370
Hartford Financial Services Group, Inc.	6,147	253,871
Hasbro, Inc.	5,545	328,264
HCA Holdings, Inc.†	3,732	260,083
HCP, Inc.	8,258	369,958
Health Care REIT, Inc.	4,275	314,897
Helmerich & Payne, Inc.	1,589	110,515
Hershey Co.	8,053	807,555
Hertz Global Holdings, Inc.†	8,567	203,381
Hewlett-Packard Co.	25,977	1,014,662
Hormel Foods Corp.	113	5,998
Host Hotels & Resorts, Inc.	17,677	410,813
Hudson City Bancorp, Inc.	22,717	222,399
Humana, Inc.	4,537	625,970
IHS, Inc., Class A†	4,224	517,271
Illumina, Inc.†	873	166,647
Intel Corp.	77,461	2,885,422
Intercontinental Exchange, Inc.	3,293	744,185
International Flavors & Fragrances, Inc.	1,914	193,639
Interpublic Group of Cos., Inc.	11,182	226,883
Intuit, Inc.	7,862	738,006

Security Description	Shares	Value (Note 2)

United States (continued)
Intuitive Surgical, Inc.†	524	$271,311
Iron Mountain, Inc.	11,104	422,063
J.B. Hunt Transport Services, Inc.	3,691	304,618
Johnson & Johnson	47,102	5,098,791
Joy Global, Inc.	2,645	129,711
Kansas City Southern	3,351	398,568
Kellogg Co.	22,131	1,466,179
Keurig Green Mountain, Inc.	1,589	225,860
KeyCorp	14,820	200,070
Kimberly-Clark Corp.	13,784	1,607,077
Kinder Morgan, Inc.#	23,578	974,938
KLA-Tencor Corp.	4,765	330,882
Kohl’s Corp.	3,702	220,713
L Brands, Inc.	5,008	405,147
L-3 Communications Holdings, Inc.	1,843	229,638
Lam Research Corp.	5,712	472,040
Lennar Corp., Class A	4,922	232,515
Level 3 Communications, Inc.†	1,682	84,100
Liberty Interactive Corp., Class A†	16,032	467,333
Liberty Media Corp., Class A†	2,073	76,224
Liberty Media Corp., Class C†	4,146	151,453
Lincoln National Corp.	4,737	268,256
Linear Technology Corp.	11,587	533,350
LinkedIn Corp., Class A†	1,119	253,196
LKQ Corp.†	19,595	569,235
Loews Corp.	4,054	168,809
M&T Bank Corp.	2,297	289,468
Macy’s, Inc.	6,590	427,757
Manpowergroup, Inc.	3,677	245,844
MasterCard, Inc., Class A	17,311	1,511,077
Mattel, Inc.	13,550	427,502
McCormick & Co., Inc.	2,257	167,763
McGraw Hill Financial, Inc.	8,137	760,484
McKesson Corp.	3,134	660,522
MDU Resources Group, Inc.	13,201	323,689
Mead Johnson Nutrition Co.	2,194	227,825
Medtronic, Inc.	31,737	2,344,412
MetLife, Inc.	16,768	932,468
Microchip Technology, Inc.#	8,180	369,327
Microsoft Corp.	115,738	5,533,434
Mondelez International, Inc., Class A	46,342	1,816,606
Monster Beverage Corp.†	3,198	358,656
Moody’s Corp.	3,583	361,919
Morgan Stanley	26,504	932,411
Mosaic Co.	4,808	220,062
Motorola Solutions, Inc.	5,861	385,185
Murphy Oil Corp.	11,083	536,639
Mylan, Inc.†	14,563	853,537
NASDAQ OMX Group, Inc.	9,822	441,106
National Oilwell Varco, Inc.	18,017	1,207,860
Navient Corp.	15,533	325,572
NetApp, Inc.	7,797	331,762
Netflix, Inc.†	702	243,306
New York Community Bancorp, Inc.#	12,673	201,374
Newell Rubbermaid, Inc.	8,252	299,630
News Corp., Class A†	30,490	473,205
NIKE, Inc., Class B	10,868	1,079,084
NiSource, Inc.	11,297	472,666
Noble Energy, Inc.	9,951	489,390
Nordstrom, Inc.	3,501	267,336
Northeast Utilities	3,717	188,229
Northern Trust Corp.	5,512	373,328
NVIDIA Corp.	10,828	227,063
Oceaneering International, Inc.	7,530	472,206

82

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Ocwen Financial Corp.†#	5,900	$135,346
Omnicom Group, Inc.	16,300	1,259,501
ONEOK, Inc.	11,712	634,322
Oracle Corp.	67,045	2,843,378
Owens-Illinois, Inc.†	18,635	477,801
PACCAR, Inc.	8,234	551,843
Pall Corp.	4,486	431,149
Parker-Hannifin Corp.	7,317	944,113
Paychex, Inc.	20,448	969,440
People’s United Financial, Inc.	23,098	341,388
Pepco Holdings, Inc.	24,741	680,377
PetSmart, Inc.	9,343	735,855
Pharmacyclics, Inc.†	661	92,137
Pioneer Natural Resources Co.	3,020	432,555
Plum Creek Timber Co., Inc.	5,220	217,570
PNC Financial Services Group, Inc.	8,369	732,036
Polaris Industries, Inc.	1,001	156,867
PPG Industries, Inc.	4,886	1,069,155
Praxair, Inc.	9,488	1,218,069
Priceline Group, Inc.†	792	918,870
Principal Financial Group, Inc.	9,934	529,184
Progressive Corp.	32,374	881,868
Prologis, Inc.	6,319	267,167
Prudential Financial, Inc.	9,296	789,974
Public Storage	2,098	393,648
PulteGroup, Inc.	3,257	70,449
PVH Corp.	1,872	238,006
QEP Resources, Inc.	7,429	151,849
QUALCOMM, Inc.	27,626	2,013,935
Quanta Services, Inc.†	13,198	402,539
Quest Diagnostics, Inc.	6,809	444,696
Range Resources Corp.	4,423	290,370
Realogy Holdings Corp.†	9,284	427,250
Regeneron Pharmaceuticals, Inc.†	1,130	470,204
Regions Financial Corp.	21,247	213,957
Republic Services, Inc.	7,122	282,102
ResMed, Inc.#	8,514	452,945
Robert Half International, Inc.	2,949	167,474
Rockwell Automation, Inc.	4,854	560,200
Roper Industries, Inc.	2,407	379,873
Ross Stores, Inc.	2,642	241,690
salesforce.com, Inc.†	5,904	353,472
SanDisk Corp.	2,172	224,715
SBA Communications Corp., Class A†	5,953	724,302
Scripps Networks Interactive, Inc., Class A	4,782	373,809
Sealed Air Corp.	9,826	388,422
Sempra Energy	4,335	484,350
ServiceNow, Inc.†	923	59,035
Sherwin-Williams Co.	1,149	281,344
Sigma-Aldrich Corp.	1,989	271,697
Sirius XM Holdings, Inc.†#	21,912	79,541
Southwestern Energy Co.†	9,397	302,395
Spectra Energy Corp.	19,093	723,243
Sprint Corp.†#	13,752	70,410
SPX Corp.	800	71,752
St Jude Medical, Inc.	7,346	499,234
Stanley Black & Decker, Inc.	3,672	346,784
Staples, Inc.	34,276	481,921
State Street Corp.	10,416	799,220
Stericycle, Inc.†	2,368	305,283
Stryker Corp.	2,743	254,852
SunTrust Banks, Inc.	10,812	424,803
Superior Energy Services, Inc.	8,346	161,161
Symantec Corp.	22,526	587,703

Security Description	Shares	Value (Note 2)

United States (continued)
T-Mobile US, Inc.†	2,376	$69,355
T. Rowe Price Group, Inc.	7,196	600,650
TD Ameritrade Holding Corp.	8,777	303,772
Teradata Corp.†	4,805	216,898
Tesla Motors, Inc.†#	1,203	294,158
Thermo Fisher Scientific, Inc.	8,596	1,111,377
Tiffany & Co.	4,125	445,170
Time Warner Cable, Inc.	6,432	960,169
Time Warner, Inc.	23,104	1,966,612
TJX Cos., Inc.	13,985	925,248
Toll Brothers, Inc.†	9,815	343,427
Torchmark Corp.	14,422	775,182
Total System Services, Inc.	12,635	416,829
Towers Watson & Co., Class A	2,199	248,399
Tractor Supply Co.	4,914	378,034
Travelers Cos., Inc.	15,357	1,604,039
Trimble Navigation, Ltd.†	10,603	298,209
TripAdvisor, Inc.†	1,514	111,506
TRW Automotive Holdings Corp.†	2,215	229,031
Twenty-First Century Fox, Inc., Class A	28,776	1,058,957
Twitter, Inc.†	1,370	57,184
Under Armour, Inc., Class A†	2,349	170,279
Union Pacific Corp.	17,463	2,039,155
United Rentals, Inc.†	1,800	203,958
UnitedHealth Group, Inc.	18,596	1,834,123
Universal Health Services, Inc., Class B	2,666	278,917
US Bancorp	31,693	1,400,831
Vantiv, Inc., Class A†	7,072	238,609
Varian Medical Systems, Inc.†	3,303	292,349
Ventas, Inc.	5,600	400,680
Verisk Analytics, Inc., Class A†	9,765	605,235
Vertex Pharmaceuticals, Inc.†	3,015	355,408
VF Corp.	6,055	455,154
Viacom, Inc., Class B	8,294	627,275
Visa, Inc., Class A	8,289	2,140,137
Voya Financial, Inc.	5,965	249,814
Vulcan Materials Co.	3,322	219,584
Walgreen Co.	14,558	998,824
Walt Disney Co.	29,589	2,737,278
Western Digital Corp.	2,164	223,476
Western Union Co.#	12,196	226,602
Whiting Petroleum Corp.†	3,731	155,844
Whole Foods Market, Inc.	8,858	434,308
Williams Cos., Inc.	16,431	850,304
Windstream Holdings, Inc.	21,905	221,460
Wisconsin Energy Corp.#	7,248	358,051
WR Berkley Corp.	8,094	422,831
WW Grainger, Inc.	1,827	448,857
Wyndham Worldwide Corp.	2,223	185,309
Xylem, Inc.	2,175	83,390
Yahoo!, Inc.†	28,185	1,458,292
Zimmer Holdings, Inc.	2,708	304,081
Zoetis, Inc.	8,951	402,168

		243,832,378

Total Common Stocks
(cost $405,761,535)		430,870,678

PREFERRED SECURITIES — 0.2%
Germany — 0.2%
Fuchs Petrolub SE	10,328	427,557
Porsche Automobil Holding SE	2,787	242,889

Total Preferred Securities
(cost $751,686)		670,446

83

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

RIGHTS — 0.0%
Australia — 0.0%
Harvey Norman Holdings, Ltd. Expires 12/15/2014 (strike price 2.50 AUD)†	3,070	$4,704

France — 0.0%
Arkema SA Expires 12/03/2014 (strike price 38.50 EUR)†	1,665	4,902

Spain — 0.0%
CaixaBank SA Expires 12/15/2014†	52,080	3,499

Total Rights
(cost $3,240)		13,105

Total Long-Term Investment Securities
(cost $406,516,459)		431,554,229

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Prime Portfolio(3)	4,544,976	4,544,976

Time Deposits — 0.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$3,920,000	3,920,000

U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes 0.01% due 12/18/2014(4)	525,000	524,998

Total Short-Term Investment Securities
(cost $8,989,974)		8,989,974

TOTAL INVESTMENTS
(cost $415,506,433)(5)	100.9%	440,544,203
Liabilities in excess of other assets	(0.9)	(3,763,899)

NET ASSETS —	100.0%	$436,780,304

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $9,409 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	At November 30, 2014, the Fund had loaned securities with a total value of $5,201,761. This was secured by collateral of $4,544,976, which was received in cash and subsequently invested in short-term investments currently valued at $4,544,976 as reported in the portfolio of investments. Additional collateral of $859,454 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Bills	zero coupon	01/22/2015 to 10/15/2015	$27,955
United States Treasury Notes/Bonds	zero coupon to 6.00%	12/15/2014 to 02/15/2044	831,499

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

BR—Bearer Shares

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

AUD—Australian Dollar

EUR—Euro Dollar

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
73	Long	S&P 500 E-Mini Index	December 2014	$7,217,006	$7,541,995	$324,989

84

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$11,299,326	$—	$0	$11,299,326
Portugal	643,062	—	9,409	652,471
Other Countries	418,918,881	—	—	418,918,881
Preferred Securities	670,446	—	—	670,446
Rights	13,105	—	—	13,105
Short-Term Investment Securities:
Registered Investment Companies	4,544,976	—	—	4,544,976
Other Short-Term Investment Securities	—	4,444,998	—	4,444,998

Total Investments at Value	$436,089,796	$4,444,998	$9,409	$440,544,203

Other Financial Instruments:†
Open Futures Contracts	$324,989	$—	$—	$324,989

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

85

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Sovereign	19.9%
Diversified Banking Institutions	8.2
Medical — Drugs	5.7
Registered Investment Companies	4.4
U.S. Government Agencies	4.4
Foreign Government Obligations	3.6
Oil Companies — Integrated	3.4
Medical — Biomedical/Gene	3.2
Medical — Generic Drugs	2.7
Telecom Services	2.3
Banks — Commercial	2.3
Insurance — Multi-line	2.0
Auto — Cars/Light Trucks	1.9
Retail — Drug Store	1.7
Cable/Satellite TV	1.7
Insurance — Life/Health	1.6
Applications Software	1.4
Electronic Components — Semiconductors	1.4
Medical Instruments	1.4
Telephone — Integrated	1.3
Time Deposits	1.2
Oil — Field Services	1.2
Building Products — Cement	1.1
Semiconductor Equipment	1.0
Retail — Regional Department Stores	1.0
Photo Equipment & Supplies	1.0
Transport — Services	0.9
Electronic Components — Misc.	0.9
Oil Companies — Exploration & Production	0.8
Cellular Telecom	0.8
Food — Retail	0.8
Chemicals — Diversified	0.7
Steel — Specialty	0.7
Banks — Fiduciary	0.7
Retail — Major Department Stores	0.7
Building & Construction Products — Misc.	0.7
Insurance — Reinsurance	0.6
Retail — Discount	0.6
Tools — Hand Held	0.6
Diversified Operations	0.6
Beverages — Non-alcoholic	0.6
Internet Security	0.6
Diversified Manufacturing Operations	0.6
Steel — Producers	0.6
Aerospace/Defense	0.6
Banks — Super Regional	0.6
Publishing — Newspapers	0.5
Engineering/R&D Services	0.5
Medical — Wholesale Drug Distribution	0.5
Oil & Gas Drilling	0.4
Import/Export	0.4
Publishing — Books	0.4
Retail — Building Products	0.4
Airlines	0.4
Rubber — Tires	0.4
Networking Products	0.4
Multimedia	0.4
Semiconductor Components — Integrated Circuits	0.4
Finance — Other Services	0.4
Coal	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Metal — Diversified	0.3
Machinery — General Industrial	0.3
Auto/Truck Parts & Equipment — Original	0.3
Diversified Financial Services	0.3
Diagnostic Kits	0.3
Containers — Metal/Glass	0.2
Consulting Services	0.1

102.6%

Country Allocation*

United States	32.7%
United Kingdom	9.4
South Korea	6.6
France	5.9
Ireland	4.4
Japan	4.2
Mexico	3.6
Switzerland	3.5
Germany	3.2
Netherlands	3.1
China	3.0
Poland	2.8
Brazil	2.7
Hungary	2.6
Italy	2.1
Singapore	1.7
Malaysia	1.3
Sweden	1.2
Canada	1.1
Ukraine	1.1
Israel	1.0
Portugal	0.9
Bermuda	0.9
Spain	0.9
Norway	0.6
Russia	0.6
Indonesia	0.4
Taiwan	0.4
Jersey	0.3
Slovenia	0.2
Serbia	0.1
Philippines	0.1

102.6%

*	Calculated as a percentage of net assets

86

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 68.9%
Bermuda — 0.9%
Kunlun Energy Co., Ltd.#	1,698,000	$1,834,871
Noble Group, Ltd.#	3,377,000	3,174,116

		5,008,987

Canada — 0.2%
Talisman Energy, Inc.	217,000	1,033,875

China — 3.0%
China Life Insurance Co., Ltd.#	1,271,000	4,400,618
China Shenhua Energy Co., Ltd., Class H#	622,000	1,768,572
China Telecom Corp., Ltd., Class H	6,646,000	4,010,791
CSR Corp., Ltd., Class H#(5)(6)	1,633,000	1,661,449
Sinopharm Group Co., Ltd.#	626,000	2,332,899
Weichai Power Co., Ltd.#	461,000	1,744,748

		15,919,077

France — 5.9%
AXA SA	160,715	3,882,565
BNP Paribas SA	91,480	5,868,999
Cie de St-Gobain	74,640	3,430,785
Cie Generale des Etablissements Michelin	22,930	2,109,926
Credit Agricole SA	235,940	3,318,922
Sanofi	57,042	5,526,295
Technip SA	26,000	1,691,999
Total SA	64,100	3,588,384
Vivendi SA	71,497	1,821,976

		31,239,851

Germany — 3.2%
Deutsche Boerse AG	25,930	1,895,550
Deutsche Lufthansa AG	119,240	2,129,855
HeidelbergCement AG	27,240	2,066,561
Merck KGaA	37,840	3,770,510
Metro AG†	62,520	2,124,544
Muenchener Rueckversicherungs AG	8,880	1,830,330
Siemens AG ADR#	25,850	3,050,300

		16,867,650

Ireland — 2.4%
Actavis PLC†	34,145	9,239,978
CRH PLC	152,501	3,605,382

		12,845,360

Israel — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	89,238	5,084,781

Italy — 2.1%
Eni SpA	183,342	3,666,087
Intesa Sanpaolo SpA	549,874	1,695,467
Saipem SpA†#	99,556	1,425,830
UniCredit SpA	565,350	4,182,098

		10,969,482

Japan — 4.2%
ITOCHU Corp.	199,400	2,295,276
Konica Minolta, Inc.	277,700	3,238,702
Nikon Corp.#	131,100	1,869,227
Nissan Motor Co., Ltd.	520,900	4,865,742
Suntory Beverage & Food, Ltd.	89,600	3,163,597
Toyota Motor Corp. ADR	42,987	5,292,989
Trend Micro, Inc.#	50,900	1,546,259

		22,271,792

Jersey — 0.3%
Petrofac, Ltd.	105,203	1,357,435

Security Description	Shares	Value (Note 2)

Netherlands — 3.1%
Akzo Nobel NV	56,930	$3,935,758
ING Groep NV CVA†	316,101	4,633,361
Koninklijke Philips NV	50,066	1,511,016
QIAGEN NV†	60,072	1,436,274
Reed Elsevier NV	91,883	2,260,303
TNT Express NV	405,700	2,736,083

		16,512,795

Norway — 0.6%
Telenor ASA	161,552	3,401,095

Portugal — 0.4%
Galp Energia SGPS SA	183,680	2,239,819

Russia — 0.3%
MMC Norilsk Nickel OJSC ADR	95,220	1,691,107

Singapore — 1.3%
DBS Group Holdings, Ltd.	244,095	3,713,960
Singapore Telecommunications, Ltd.	1,028,000	3,068,303

		6,782,263

South Korea — 2.6%
Hyundai Mobis	7,077	1,577,706
KB Financial Group, Inc. ADR	41,581	1,452,424
POSCO ADR	44,000	2,992,000
Samsung Electronics Co., Ltd.	6,405	7,440,079

		13,462,209

Spain — 0.9%
Telefonica SA ADR#	284,427	4,550,832

Sweden — 0.5%
Getinge AB, Class B	110,370	2,555,211

Switzerland — 3.5%
ABB, Ltd.	110,810	2,488,707
ACE, Ltd.	17,457	1,996,033
Credit Suisse Group AG	136,940	3,661,187
Novartis AG	29,170	2,824,121
Roche Holding AG	18,980	5,687,613
Swiss Re AG	20,480	1,751,642

		18,409,303

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	415,914	1,901,667

United Kingdom — 9.4%
Aviva PLC	562,870	4,472,071
BAE Systems PLC	394,079	2,965,211
Barclays PLC	524,880	2,012,467
BP PLC	397,515	2,612,441
GlaxoSmithKline PLC	200,856	4,664,962
HSBC Holdings PLC#	502,383	4,988,264
Kingfisher PLC	458,610	2,237,871
Lloyds Banking Group PLC†	2,909,290	3,656,030
Marks & Spencer Group PLC	480,250	3,669,178
Noble Corp. PLC	131,790	2,370,902
Paragon Offshore PLC#	18,656	67,721
Rexam PLC	185,844	1,314,946
Royal Dutch Shell PLC, Class B	93,856	3,263,160
Serco Group PLC#	223,500	612,769
Sky PLC	203,500	2,966,315
Standard Chartered PLC	126,370	1,852,110
Tesco PLC	638,670	1,862,412
Vodafone Group PLC ADR	114,443	4,182,892

		49,771,722

87

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

COMMON STOCKS (continued)
United States — 22.7%
Allegheny Technologies, Inc.		113,940	$3,838,639
Amgen, Inc.		46,500	7,686,915
Applied Materials, Inc.		226,730	5,452,856
Baker Hughes, Inc.		26,480	1,509,360
Bank of New York Mellon Corp.		94,460	3,781,234
Capital One Financial Corp.		35,580	2,960,256
Chesapeake Energy Corp.		74,850	1,516,461
Chevron Corp.		16,810	1,830,105
Cisco Systems, Inc.		71,210	1,968,244
Citigroup, Inc.		106,420	5,743,487
Comcast Corp., Special Class A		98,155	5,576,186
CVS Health Corp.		54,550	4,983,688
Gilead Sciences, Inc.†		66,520	6,673,286
Isis Pharmaceuticals, Inc.†#		38,650	2,001,684
JPMorgan Chase & Co.		92,800	5,582,848
Knowles Corp.†		144,410	3,016,725
Macy’s, Inc.		83,730	5,434,914
Medtronic, Inc.		64,440	4,760,183
Merck & Co., Inc.		47,180	2,849,672
Microsoft Corp.		156,634	7,488,672
Morgan Stanley		120,450	4,237,431
News Corp., Class A†		161,583	2,507,768
Pfizer, Inc.		155,829	4,854,073
Seventy Seven Energy, Inc.†		4,966	38,635
Stanley Black & Decker, Inc.		33,870	3,198,683
Symantec Corp.		61,600	1,607,144
Target Corp.		45,953	3,400,522
Twenty-First Century Fox, Inc., Class A		53,467	1,967,586
United Parcel Service, Inc., Class B		17,360	1,908,211
Verizon Communications, Inc.		40,742	2,061,138
Voya Financial, Inc.		108,440	4,541,467
Walgreen Co.		65,570	4,498,758

			119,476,831

Total Common Stocks
(cost $292,904,531)			363,353,144

PREFERRED SECURITIES — 0.2%
Brazil — 0.2%
Petroleo Brasileiro SA ADR
(cost $2,659,736)		86,473	882,889

FOREIGN GOVERNMENT OBLIGATIONS — 19.9%
Brazil — 2.5%
Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2015	BRL	1,010,000	357,023
Brazil Letras de Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	2,510,000	861,217
Brazil Letras do Tesouro Nacional Bills zero coupon due 07/01/2016	BRL	300,000	97,191
Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2016	BRL	950,000	298,969
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015(1)	BRL	6,531,603	2,593,374
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(1)	BRL	1,152,050	463,243
Brazil Notas do Tesouro Nacional Bonds 6.00% due 08/15/2018(1)	BRL	4,130,461	1,658,507

Security Description	Principal Amount(4)		Value (Note 2)

Brazil (continued)
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2045(1)	BRL	11,819,090	$4,787,182
Brazil Notas do Tesouro Nacional Senior Notes 10.00% due 01/01/2017	BRL	5,200,000	2,033,078

			13,149,784

Canada — 0.1%
Government of Canada Bonds 1.00% due 02/01/2015	CAD	530,000	463,327
Government of Canada Bonds 1.50% due 08/01/2015	CAD	80,000	70,194

			533,521

Hungary — 2.6%
Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	174,782
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	669,606
Republic of Hungary Bonds 4.00% due 04/25/2018	HUF	60,440,000	256,823
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	918,998
Republic of Hungary Bonds 5.50% due 12/22/2016	HUF	240,700,000	1,046,431
Republic of Hungary Bonds 5.50% due 12/20/2018	HUF	167,520,000	752,221
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	151,220,000	717,332
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	3,071,056
Republic of Hungary Bonds 6.00% due 11/24/2023	HUF	29,180,000	141,499
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		910,000	1,028,591
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	460,748
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	155,700,000	731,947
Republic of Hungary Bonds 6.75% due 02/24/2017	HUF	633,000,000	2,822,083
Republic of Hungary Bonds 6.75% due 11/24/2017	HUF	128,040,000	584,818
Republic of Hungary Bonds 7.00% due 06/24/2022	HUF	50,400,000	254,116

			13,631,051

88

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia — 0.4%
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	$237,362
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,255,151
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	704,449

			2,196,962

Ireland — 2.0%
Republic of Ireland Bonds 5.00% due 10/18/2020	EUR	2,360,000	3,678,613
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	4,011,220	6,796,062

			10,474,675

Malaysia — 0.5%
Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	1,430,000	421,622
Government of Malaysia Senior Bonds 3.74% due 02/27/2015	MYR	1,315,000	389,090
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	926,654
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	1,165,000	345,396
Government of Malaysia Senior Notes 4.72% due 09/30/2015	MYR	1,342,000	400,722

			2,483,484

Mexico — 2.1%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,187,887	161,566
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,197,812	324,565
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,805,521	222,426
United Mexican States Bonds 4.50% due 12/18/2014(1)	MXN	1,726,233	124,721
United Mexican States Bonds 5.00% due 06/16/2016(1)	MXN	4,386,243	337,097
United Mexican States Bonds 6.00% due 06/18/2015	MXN	7,572,000	552,145
United Mexican States Bonds 6.25% due 06/16/2016	MXN	5,627,000	420,698
United Mexican States Bonds 7.25% due 12/15/2016	MXN	25,476,000	1,957,808

Security Description	Principal Amount(4)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	$1,500,938
United Mexican States Bonds 8.00% due 12/17/2015	MXN	70,045,000	5,274,150
United Mexican States Bonds 9.50% due 12/18/2014	MXN	1,160,000	83,516

			10,959,630

Philippines — 0.0%
Republic of the Philippines Senior Notes 1.63% due 04/25/2016	PHP	6,400,000	141,315

Poland — 2.8%
Government of Poland Bonds zero coupon due 01/25/2016	PLN	14,052,000	4,095,713
Government of Poland FRS Bonds 2.69% due 01/25/2017	PLN	1,357,000	404,000
Government of Poland FRS Bonds 2.69% due 01/25/2021	PLN	1,376,000	406,054
Government of Poland Bonds 4.75% due 10/25/2016	PLN	17,245,000	5,412,148
Government of Poland Bonds 4.75% due 04/25/2017	PLN	30,000	9,537
Government of Poland Bonds 5.00% due 04/25/2016	PLN	9,015,000	2,799,220
Government of Poland Bonds 6.25% due 10/24/2015	PLN	5,902,000	1,824,184

			14,950,856

Portugal — 0.5%
Republic of Portugal Senior Notes 4.95% due 10/25/2023*	EUR	15,000	21,788
Republic of Portugal Senior Notes 5.65% due 02/15/2024*	EUR	37,400	56,838
Republic of Portugal Obrigacoes Do Tesouro 3.88% due 02/15/2030*	EUR	2,140,000	2,706,364

			2,784,990

Russia — 0.3%
Russian Federation Senior Bonds 7.50% due 03/31/2030*(2)		1,412,180	1,546,337

Serbia — 0.1%
Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	281,610
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	320,916

			602,526

89

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Singapore — 0.1%
Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	610,000	$471,922

Slovenia — 0.2%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	771,075
Republic of Slovenia Bonds 5.85% due 05/10/2023*		240,000	272,974

			1,044,049

South Korea — 3.9%
Bank of Korea Senior Notes 2.46% due 08/02/2016	KRW	1,376,500,000	1,250,653
Bank of Korea Senior Notes 2.78% due 02/02/2016	KRW	297,530,000	270,841
Bank of Korea Senior Notes 2.79% due 06/02/2016	KRW	7,413,000,000	6,763,912
Bank of Korea Senior Notes 2.80% due 08/02/2015	KRW	2,887,440,000	2,619,493
Bank of Korea Senior Notes 2.80% due 04/02/2016	KRW	2,468,200,000	2,249,881
Bank of Korea Senior Notes 2.81% due 10/02/2015	KRW	60,000,000	54,499
Bank of Korea Senior Notes 2.90% due 12/02/2015	KRW	3,729,700,000	3,395,533
Republic of South Korea Senior Notes 2.75% due 12/10/2015	KRW	1,530,800,000	1,391,643
Republic of South Korea Senior Notes 2.75% due 06/10/2016	KRW	1,259,500,000	1,148,842
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,345,300,000	1,236,560
Republic of South Korea Senior Notes 3.25% due 06/10/2015	KRW	314,300,000	285,458

			20,667,315

Sweden — 0.7%
Kingdom of Sweden Bonds 4.50% due 08/12/2015	SEK	24,860,000	3,437,578

Ukraine — 1.1%
Government of Ukraine Senior Bonds 7.50% due 04/17/2023#*		600,000	438,120
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		1,280,000	950,656
Government of Ukraine Senior Notes 7.95% due 02/23/2021#*		770,000	594,979

Security Description	Principal Amount(4)		Value (Note 2)

Ukraine (continued)
Government of Ukraine Senior Notes 9.25% due 07/24/2017#*		$4,420,000	$3,491,800

			5,475,555

Total Foreign Government Obligations
(cost $109,088,087)			104,551,550

Total Long-Term Investment Securities
(cost $404,652,354)			468,787,583

SHORT-TERM INVESTMENT SECURITIES — 13.6%
Foreign Government Obligations — 3.6%
Bank Negara Malaysia Monetary Notes
2.87% due 12/02/2014	MYR	150,000	44,342
2.87% due 12/16/2014	MYR	80,000	23,624
2.87% due 02/17/2015	MYR	320,000	93,937
2.88% due 01/08/2015	MYR	170,000	50,112
2.88% due 04/16/2015	MYR	260,000	75,917
2.89% due 03/05/2015	MYR	80,000	23,450
2.90% due 12/16/2014	MYR	60,000	17,718
2.91% due 03/12/2015	MYR	30,000	8,788
2.91% due 03/24/2015	MYR	10,000	2,926
2.91% due 04/16/2015	MYR	40,000	11,679
2.92% due 03/05/2015	MYR	140,000	41,037
2.93% due 03/12/2015	MYR	310,000	90,810
3.00% due 05/05/2015	MYR	185,000	53,909
3.01% due 03/05/2015	MYR	130,000	38,106
3.04% due 01/22/2015	MYR	540,000.00	158,964
3.04% due 03/03/2015	MYR	750,000.00	219,883
3.05% due 08/04/2015	MYR	100,000	28,877
3.07% due 04/16/2015	MYR	50,000	14,599
3.07% due 05/19/2015	MYR	540,000.00	157,179
3.07% due 07/16/2015	MYR	1,860,000	538,349
3.08% due 04/28/2015	MYR	100,000	29,166
3.09% due 07/16/2015	MYR	1,740,000.00	503,616
3.10% due 06/03/2015	MYR	10,000	2,907
3.10% due 06/30/2015	MYR	20,000	5,798
3.12% due 05/19/2015	MYR	50,000	14,554
3.12% due 06/03/2015	MYR	70,000	20,346
3.12% due 06/16/2015	MYR	180,000	52,251
3.13% due 01/08/2015	MYR	35,000	10,314
3.14% due 08/11/2015	MYR	460,000	132,798
3.15% due 06/30/2015	MYR	10,000	2,899
3.19% due 04/23/2015	MYR	150,000	43,769
3.20% due 04/07/2015	MYR	40,000	11,689
3.20% due 08/18/2015	MYR	960,000	276,950
3.20% due 09/22/2015	MYR	60,000	17,248
3.20% due 10/01/2015	MYR	670,000	192,437
3.23% due 01/20/2015	MYR	230,000.00	67,698
3.23% due 05/19/2015	MYR	865,000	251,777
3.24% due 01/20/2015	MYR	90,000	26,490
3.27% due 01/20/2015	MYR	230,000	67,695
3.27% due 03/24/2015	MYR	1,090,000	318,951
3.28% due 10/27/2015	MYR	280,000	80,226
3.28% due 11/03/2015	MYR	570,000	163,210
3.30% due 08/11/2015	MYR	60,000	17,321
3.32% due 05/28/2015	MYR	150,000	43,623
3.37% due 08/11/2015	MYR	500,000	144,345
3.37% due 09/08/2015	MYR	550,000	158,335

			4,350,619

Bank of Korea
2.66% due 06/09/2015	KRW	328,200,000	297,183

90

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
Government of Canada
0.87% due 02/12/2015	CAD	4,375,000	$3,817,598
0.90% due 04/23/2015	CAD	300,000	261,293
0.91% due 12/04/2014	CAD	30,000	26,224

			4,105,115

Republic of Singapore
0.31% due 01/02/2015	SGD	480,000	368,196
0.28% due 01/09/2015	SGD	135,000	103,552
0.34% due 01/30/2015	SGD	1,400,000	1,073,508

			1,545,256

Republic of the Philippines
1.36% due 01/02/2015	PHP	6,440,000	142,219
1.49% due 01/30/2015	PHP	11,090,000	243,302

			385,521

United Mexican States
0.72% due 04/16/2015	MXN	17,074,600	1,212,215
0.77% due 12/24/2014	MXN	459,500	32,941
2.11% due 07/23/2015	MXN	514,000	36,181
2.61% due 09/17/2015	MXN	14,635,400	1,025,011
2.66% due 05/28/2015	MXN	31,600	2,235
2.70% due 05/28/2015	MXN	459,500	32,505
2.85% due 10/01/2015	MXN	9,756,900	682,463
2.95% due 04/01/2015	MXN	6,334,000	450,284
3.01% due 09/17/2015	MXN	685,000	47,975
3.06% due 12/11/2014	MXN	1,452,800	104,248
3.62% due 12/11/2014	MXN	62,570,000	4,489,739
3.64% due 04/01/2015	MXN	1,110,000	78,910

			8,194,707

Total Foreign Government Obligations
(cost $19,629,808)			18,878,401

Registered Investment Companies — 4.4%
State Street Navigator Securities Lending Prime Portfolio(3) (cost $23,393,287)		23,393,287	23,393,287

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014 (cost $6,610,000)		6,610,000	6,610,000

Security Description	Principal Amount(4)	Value (Note 2)

U.S. Government Agencies — 4.4%
Federal Home Loan Bank Disc. Notes 0.01% due 12/01/2014 (cost $22,975,000)	$22,975,000	$22,975,000

Total Short-Term Investment Securities
(cost $72,608,095)		71,856,688

TOTAL INVESTMENTS —
(cost $477,260,449)(7)	102.6%	540,644,271
Liabilities in excess of other assets	(2.6)	(13,458,635)

NET ASSETS —	100.0%	$527,185,636

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $11,453,457 representing 2.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2014.
(3)	At November 30, 2014, the Fund had loaned securities with a total value of $22,196,455. This was secured by collateral of $23,393,287, which was received in cash and subsequently invested in short-term investments currently valued at $23,393,287 as reported in the portfolio of investments.
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	Security was valued using fair value procedures at November 30, 2014. The aggregate value of these securities was $1,661,449 reporesenting 0.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(6)	Illiquid secuity. At November 30, 2014, the aggregate value of these securities was $1,661,449 representing 0.3% of net assets.
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

BRL—Brazilian Real

CAD—Canadian Dollar

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	214,699	USD	293,558	02/27/2015	$26,239	$–
	JPY	56,856,800	USD	560,000	05/18/2015	79,955	–
	JPY	57,192,125	USD	565,000	05/19/2015	82,119	–

						188,313	–

Barclays Investments, Inc.	EUR	181,000	USD	246,703	01/21/2015	21,412	–
	EUR	664,629	USD	909,468	01/27/2015	82,161	–
	EUR	1,629,000	USD	2,216,173	02/10/2015	188,211	–
	EUR	3,039,000	USD	4,132,128	02/11/2015	348,808	–
	EUR	2,744,686	USD	3,770,948	02/26/2015	353,600	–
	EUR	709,208	USD	974,359	03/09/2015	91,258	–
	EUR	130,161	USD	181,510	03/17/2015	19,423	–
	EUR	72,605	USD	101,102	03/23/2015	10,685	–
	EUR	188,102	USD	259,289	04/02/2015	25,019	–

91

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	453,864	USD	628,992	05/05/2015	$63,574	$–
	EUR	154,000	USD	210,342	07/16/2015	18,342	–
	EUR	453,000	USD	608,957	08/05/2015	44,035	–
	EUR	214,240	USD	285,073	08/26/2015	17,832	–
	EUR	54,521	USD	70,952	09/21/2015	2,916	–
	EUR	131,194	USD	169,159	09/24/2015	5,434	–
	EUR	391,113	USD	496,702	10/27/2015	8,340	–
	EUR	1,007,000	USD	1,256,927	11/13/2015	–	(818)
	JPY	24,850,000	USD	239,645	12/26/2014	30,151	–
	JPY	39,140,000	USD	377,421	01/15/2015	47,368	–
	JPY	116,230,000	USD	1,150,672	02/09/2015	170,332	–
	JPY	22,560,000	USD	220,259	02/25/2015	29,953	–
	JPY	45,070,000	USD	440,709	02/26/2015	60,517	–
	JPY	40,123,600	USD	392,374	03/09/2015	53,871	–
	JPY	57,347,500	USD	565,000	05/19/2015	80,807	–
	JPY	65,630,000	USD	642,754	06/10/2015	88,481	–
	JPY	39,800,000	USD	369,627	10/13/2015	32,814	–
	JPY	557,000,000	USD	4,938,381	11/06/2015	222,412	–
	USD	133,150	CLP	77,400,000	02/10/2015	–	(6,756)
	USD	3,839,974	EUR	3,039,000	02/11/2015	–	(56,654)
	USD	1,052,979	SGD	1,318,751	02/12/2015	–	(41,550)
	USD	388,637	SGD	485,000	02/17/2015	–	(16,666)
	USD	352,455	CLP	200,300,000	06/04/2015	–	(28,799)

						2,117,756	(151,243)

Citibank N.A.	EUR	1,203,000	USD	1,635,418	01/12/2015	138,157	–
	EUR	375,660	USD	512,926	01/14/2015	45,369	–
	EUR	2,172,000	USD	2,953,638	02/10/2015	249,688	–
	EUR	795,744	USD	1,101,330	03/10/2015	110,467	–
	EUR	89,576	USD	124,985	03/17/2015	13,439	–
	EUR	134,537	USD	181,481	07/28/2015	13,721	–
	EUR	124,811	USD	166,914	08/10/2015	11,257	–
	EUR	157,344	USD	202,927	09/28/2015	6,555	–
	EUR	735,500	USD	935,482	10/15/2015	17,287	–
	JPY	38,770,000	USD	373,884	12/26/2014	47,039	–
	JPY	90,060,000	USD	883,634	02/13/2015	124,001	–
	JPY	44,980,000	USD	440,808	02/17/2015	61,401	–
	JPY	57,279,600	USD	565,000	05/19/2015	81,380	–
	JPY	32,100,000	USD	314,299	06/09/2015	43,205	–
	JPY	79,600,000	USD	778,393	06/10/2015	106,137	–
	JPY	72,889,000	USD	721,231	07/24/2015	105,261	–
	JPY	80,345,200	USD	785,196	08/05/2015	106,098	–
	JPY	161,237,200	USD	1,410,662	11/12/2015	45,345	–
	USD	265,198	CLP	159,543,000	12/22/2014	–	(3,469)
	USD	148,555	INR	9,291,000	02/09/2015	–	(972)
	USD	2,744,357	EUR	2,172,000	02/10/2015	–	(40,407)
	USD	572,695	CLP	327,410,000	02/17/2015	–	(38,386)

						1,325,807	(83,234)

Deutsche Bank AG	EUR	753,458	SEK	6,934,000	01/28/2015	–	(7,678)
	EUR	1,547,000	USD	2,114,077	01/30/2015	188,375	–
	EUR	1,190,000	USD	1,612,986	02/03/2015	131,626	–
	EUR	1,428,000	USD	1,931,656	02/09/2015	153,935	–
	EUR	730,000	USD	1,003,458	02/23/2015	94,574	–
	EUR	1,270,000	USD	1,743,647	03/09/2015	162,252	–
	EUR	2,670,185	SEK	23,782,000	03/24/2015	–	(134,347)
	EUR	234,000	USD	322,253	03/26/2015	30,837	–
	EUR	36,531	USD	50,285	03/31/2015	4,788	–
	EUR	630,927	USD	870,454	04/07/2015	84,638	–
	EUR	133,071	USD	183,674	04/13/2015	17,926	–
	EUR	336,030	MYR	1,491,000	07/20/2015	15,075	–
	EUR	381,624	MYR	1,683,000	07/22/2015	14,055	–
	EUR	133,000	USD	180,335	07/22/2015	14,504	–
	EUR	120,000	USD	162,562	07/23/2015	12,938	–
	EUR	496,080	MYR	2,164,000	07/27/2015	11,141	–
	EUR	316,000	USD	426,145	07/27/2015	32,116	–
	EUR	80,784	USD	106,847	08/31/2015	6,071	–
	EUR	746,000	USD	932,425	11/18/2015	592	–
	EUR	137,755	USD	172,201	11/19/2015	127	–
	EUR	122,735	USD	153,005	11/30/2015	–	(335)
	JPY	43,140,000	USD	420,597	12/22/2014	56,938	–
	JPY	58,120,000	USD	562,268	01/16/2015	72,160	–

92

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	JPY	23,100,000	USD	226,160	06/11/2015	$31,068	$–
	JPY	43,210,000	USD	424,335	06/22/2015	59,345	–
	JPY	39,300,000	USD	365,208	10/13/2015	32,626	–
	JPY	762,755,000	USD	6,650,290	11/16/2015	190,950	–
	JPY	686,286,000	USD	5,917,279	11/18/2015	105,278	–
	SEK	6,934,000	EUR	749,290	01/28/2015	2,489	–
	USD	326,681	CLP	190,700,000	12/05/2014	–	(13,289)
	USD	88,599	INR	5,431,000	12/09/2014	–	(1,208)
	USD	653,373	SGD	816,200	12/23/2014	–	(27,234)
	USD	310,971	MYR	1,043,400	01/08/2015	–	(3,387)
	USD	508,184	INR	31,543,000	01/15/2015	–	(4,539)
	USD	1,056,657	INR	65,614,000	01/20/2015	–	(10,108)
	USD	170,834	INR	10,622,000	01/22/2015	–	(1,484)
	USD	254,844	INR	15,966,000	01/27/2015	–	(561)
	USD	249,871	CLP	150,532,000	01/30/2015	–	(3,805)
	USD	609,708	INR	37,942,150	01/30/2015	–	(5,802)
	USD	241,601	CLP	144,743,000	02/02/2015	–	(5,060)
	USD	187,020	INR	11,638,750	02/02/2015	–	(1,889)
	USD	206,150	CLP	123,525,000	02/03/2015	–	(4,302)
	USD	442,855	INR	27,597,000	02/03/2015	–	(3,971)
	USD	85,267	INR	5,308,000	02/12/2015	–	(1,002)
	USD	990,431	SGD	1,242,000	02/12/2015	–	(37,866)
	USD	111,190	CLP	63,890,000	02/17/2015	–	(6,927)
	USD	211,593	INR	13,258,000	02/23/2015	–	(1,576)
	USD	291,074	SGD	363,500	02/23/2015	–	(12,290)
	USD	236,908	CLP	136,080,000	02/26/2015	–	(15,022)
	USD	376,318	SGD	471,000	02/27/2015	–	(15,092)
	USD	296,773	CLP	171,950,000	03/03/2015	–	(16,528)
	USD	312,786	CLP	184,040,000	03/13/2015	–	(13,116)
	USD	118,989	MYR	394,093	04/16/2015	–	(3,606)
	USD	897,747	SGD	1,121,600	05/19/2015	–	(37,620)
	USD	113,474	SGD	147,250	05/28/2015	–	(553)
	USD	117,307	SGD	147,250	05/29/2015	–	(4,386)
	USD	1,092,593	MYR	3,540,000	07/15/2015	–	(61,779)
	USD	496,554	MYR	1,621,000	07/20/2015	–	(24,665)
	USD	786,164	MYR	2,557,000	07/22/2015	–	(41,879)
	USD	961,318	MYR	3,109,000	07/27/2015	–	(56,609)
	USD	501,285	SGD	624,000	08/07/2015	–	(22,732)
	USD	260,988	CLP	156,410,000	08/27/2015	–	(9,992)
	USD	598,184	CLP	362,260,000	09/08/2015	–	(17,411)
	USD	310,251	CLP	189,160,000	09/09/2015	–	(7,014)
	USD	377,817	MYR	1,259,000	10/26/2015	–	(13,253)
	USD	237,055	MYR	810,160	11/19/2015	–	(2,760)

						1,526,424	(652,677)

Goldman Sachs International	EUR	849,000	USD	1,168,351	02/23/2015	111,306	–
	EUR	316,000	USD	426,331	07/27/2015	32,302	–
	JPY	11,563,000	USD	111,493	01/08/2015	13,992	–
	JPY	45,170,000	USD	444,985	02/18/2015	63,973	–

						221,573	–

HSBC Bank PLC	EUR	372,921	USD	509,038	12/09/2014	44,995	–
	EUR	1,585,000	USD	2,155,774	02/10/2015	182,588	–
	EUR	1,058,658	USD	1,378,733	06/08/2015	59,463	–
	EUR	686,000	USD	920,629	08/04/2015	65,152	–
	JPY	43,210,000	USD	420,634	12/22/2014	56,385	–
	JPY	67,990,000	USD	667,075	02/12/2015	93,601	–
	JPY	57,393,500	USD	565,000	05/19/2015	80,418	–
	JPY	48,100,000	USD	470,908	06/09/2015	64,689	–
	JPY	69,900,000	USD	684,827	06/10/2015	94,492	–
	JPY	78,700,000	USD	730,411	10/09/2015	64,455	–
	USD	170,948	INR	10,553,250	12/03/2014	–	(921)
	USD	520,351	SGD	652,000	12/22/2014	–	(20,172)
	USD	627,670	INR	39,026,000	01/30/2015	–	(6,512)
	USD	169,330	INR	10,553,250	02/03/2015	–	(1,498)
	USD	541,281	INR	33,693,000	02/09/2015	–	(6,084)
	USD	500,803	SGD	624,000	02/09/2015	–	(22,216)
	USD	2,039,918	KRW	2,228,406,400	02/10/2015	–	(34,487)
	USD	92,083	INR	5,733,000	02/12/2015	–	(1,071)
	USD	232,003	INR	14,470,000	02/13/2015	–	(2,335)
	USD	290,968	SGD	363,500	02/17/2015	–	(12,181)
	USD	287,579	SGD	363,500	02/18/2015	–	(8,793)

93

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	1,121,466	MXN	14,850,450	03/10/2015	$–	$(61,027)
	USD	833,518	SGD	1,053,000	03/16/2015	–	(25,951)
	USD	271,843	MYR	883,000	07/31/2015	–	(14,949)
	USD	548,062	MYR	1,800,000	08/12/2015	–	(24,731)
	USD	687,005	SGD	867,000	09/21/2015	–	(22,074)
	USD	502,437	MYR	1,680,000	10/23/2015	–	(15,888)
	USD	252,212	MYR	840,371	10/26/2015	–	(8,869)
	USD	140,944	MYR	483,000	11/20/2015	–	(1,269)

						806,238	(291,028)

JPMorgan Chase & Co.	EUR	548,072	USD	749,214	01/14/2015	67,069	–
	EUR	375,660	USD	510,475	01/22/2015	42,886	–
	EUR	2,128,000	USD	2,918,371	02/19/2015	268,999	–
	EUR	729,000	USD	1,010,430	04/14/2015	102,411	–
	EUR	701,089	USD	879,934	05/20/2015	6,416	–
	EUR	496,194	MYR	2,164,000	07/30/2015	10,872	–
	EUR	686,000	USD	922,300	07/31/2015	66,865	–
	EUR	112,835	USD	149,447	08/27/2015	8,696	–
	EUR	1,070,000	USD	1,392,177	09/08/2015	57,219	–
	JPY	25,450,000	USD	245,385	01/15/2015	30,775	–
	JPY	52,770,000	USD	508,288	01/20/2015	63,278	–
	JPY	116,200,000	USD	1,150,853	02/06/2015	170,788	–
	JPY	116,480,000	USD	1,150,646	02/09/2015	168,197	–
	JPY	67,952,000	USD	667,485	02/12/2015	94,332	–
	JPY	45,100,000	USD	441,534	02/13/2015	61,126	–
	JPY	45,120,000	USD	444,344	02/18/2015	63,753	–
	JPY	64,760,000	USD	633,895	06/11/2015	86,961	–
	JPY	27,300,000	USD	268,382	06/17/2015	37,799	–
	JPY	112,000,000	USD	1,107,650	07/24/2015	161,161	–
	JPY	39,100,000	USD	386,899	07/27/2015	56,458	–
	JPY	158,200,000	USD	1,460,420	10/07/2015	121,791	–
	JPY	52,770,000	USD	499,257	10/19/2015	52,630	–
	JPY	99,670,000	USD	942,729	10/20/2015	99,138	–
	JPY	56,320,000	USD	494,851	11/12/2015	17,947	–
	USD	738,824	MYR	2,432,356	12/17/2014	–	(20,571)
	USD	84,651	SGD	106,000	12/19/2014	–	(3,331)
	USD	165,751	MYR	555,400	01/08/2015	–	(2,025)
	USD	89,296	MYR	299,000	01/09/2015	–	(1,161)
	USD	26,906	MYR	90,000	01/12/2015	–	(383)
	USD	130,987	INR	8,121,000	01/14/2015	–	(1,292)
	USD	63,274	MYR	210,000	01/16/2015	–	(1,405)
	USD	130,620	INR	8,121,000	01/20/2015	–	(1,090)
	USD	81,566	INR	5,104,000	01/22/2015	–	(191)
	USD	88,674	SGD	110,000	01/26/2015	–	(4,304)
	USD	1,476,030	SGD	1,831,000	01/30/2015	–	(71,678)
	USD	261,099	INR	16,267,000	02/04/2015	–	(2,451)
	USD	281,037	MYR	951,000	02/04/2015	–	(1,249)
	USD	184,180	INR	11,460,000	02/09/2015	–	(2,143)
	USD	2,689,205	EUR	2,128,000	02/19/2015	–	(39,833)
	USD	59,966	CLP	34,990,000	02/20/2015	–	(2,881)
	USD	207,954	CLP	118,700,000	02/24/2015	–	(14,370)
	USD	129,295	INR	8,121,000	03/13/2015	–	(1,104)
	USD	119,763	CLP	70,600,000	03/20/2015	–	(4,880)
	USD	171,170	CLP	98,979,000	04/28/2015	–	(10,690)
	USD	139,630	CLP	79,240,000	06/03/2015	–	(11,579)
	USD	166,300	CLP	96,770,000	07/30/2015	–	(10,653)
	USD	1,010,823	MYR	3,269,000	07/30/2015	–	(59,711)
	USD	413,279	MYR	1,342,000	07/31/2015	–	(22,848)
	USD	59,014	CLP	35,010,000	08/20/2015	–	(2,800)
	USD	61,816	MYR	200,000	08/27/2015	–	(3,716)
	USD	53,738	CLP	32,200,000	08/28/2015	–	(2,070)
	USD	273,702	MYR	916,000	10/20/2015	–	(8,375)
	USD	249,439	MYR	833,000	10/30/2015	–	(8,281)

						1,917,567	(317,065)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	172,686	11/16/2015	315	–
	EUR	43,000	USD	54,083	11/23/2015	367	–
	EUR	75,000	USD	93,500	11/25/2015	–	(194)
	USD	295,191	CLP	174,340,000	12/09/2014	–	(8,804)
	USD	276,856	CLP	152,700,000	01/12/2015	–	(26,855)
	USD	1,181,477	SGD	1,467,690	01/30/2015	–	(55,779)
	USD	298,158	CLP	171,620,000	02/12/2015	–	(17,956)

94

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	147,689	CLP	84,360,000	02/23/2015	$–	$(10,097)
	USD	281,503	CLP	161,400,000	02/25/2015	–	(18,307)
	USD	275,503	CLP	156,210,000	04/16/2015	–	(21,949)
	USD	132,958	CLP	77,900,000	05/11/2015	–	(6,806)
	USD	493,473	CLP	280,490,000	05/22/2015	–	(39,706)
	USD	133,684	CLP	76,300,000	06/05/2015	–	(10,404)
	USD	223,834	CLP	130,090,000	07/28/2015	–	(14,560)
	USD	109,563	CLP	65,020,000	08/18/2015	–	(5,146)

						682	(236,563)

Standard Chartered Bank	EUR	195,111	USD	266,547	12/09/2014	23,762	–
	EUR	3,447,257	USD	4,684,857	01/13/2015	394,343	–
	EUR	1,210,000	USD	1,655,546	02/13/2015	149,165	–
	EUR	1,333,312	USD	1,831,037	02/26/2015	170,960	–
	EUR	686,000	USD	949,328	04/30/2015	94,753	–
	JPY	116,210,000	USD	1,150,623	02/06/2015	170,473	–

						1,003,456	–

UBS AG	EUR	685,000	USD	919,270	08/04/2015	65,039	–
	EUR	974,000	USD	1,214,481	11/18/2015	–	(2,150)

						65,039	(2,150)

Net Unrealized Appreciation (Depreciation)						$9,172,855	$(1,733,960)

Currency Legend

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MYR—Malaysian Ringgit

MXN—Mexican Peso

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
China	$14,257,628	$1,661,449	$—	$15,919,077
Other Countries	347,434,067	—	—	347,434,067
Preferred Securities	882,889	—	—	882,889
Foreign Government Obligations	—	104,551,550	—	104,551,550
Short-Term Investment Securities:
Registered Investment Companies	23,393,287	—	—	23,393,287
Other Short-Term Investments Securities	—	48,463,401	—	48,463,401

Total Investments at value	$385,967,871	$154,676,400	$—	$540,644,271

Other Financial Instruments:†
Open Forward Foreign Currency Contracts	$—	$9,172,855	$—	$9,172,855

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts	$—	$1,733,960	$—	$1,733,960

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

95

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	27.7%
United States Treasury Notes	21.3
Federal Home Loan Mtg. Corp.	17.2
United States Treasury Bonds	9.2
Investment Companies	6.2
Repurchase Agreement	5.4
Government National Mtg. Assoc.	5.1
Federal Farm Credit Bank	2.8
Insurance — Reinsurance	0.8
Diversified Financial Services	0.7
Federal Home Loan Bank	0.6
Diversified Banking Institutions	0.4
Computers	0.2
Retail — Drug Store	0.2
Banks — Commercial	0.2
Chemicals — Diversified	0.2
Oil Companies — Integrated	0.2
Electric — Integrated	0.1
Banks — Super Regional	0.1
Multimedia	0.1
Cable/Satellite TV	0.1
Networking Products	0.1
Auto/Truck Parts & Equipment — Original	0.1
Real Estate Investment Trusts	0.1
Cosmetics & Toiletries	0.1
Telephone — Integrated	0.1
Medical — Biomedical/Gene	0.1
Oil Companies — Exploration & Production	0.1
Transport — Rail	0.1

99.6%

Credit Quality†#

Aaa	93.4%
Aa	4.5
A	0.7
Baa	1.2
Not Rated@	0.2

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from data source.

96

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 2.07% due 08/15/2045(1)(2)	$966,252	$97,727
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(2)	291,886	306,315
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(2)	217,000	222,791
Wells Fargo Resecuritization Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(2)	137,695	137,653
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(2)	310,000	339,445

Total Asset Backed Securities
(cost $1,076,899)		1,103,931

U.S. CORPORATE BONDS & NOTES — 2.9%
Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	222,021

Banks - Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	238,733

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	226,791

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	251,987

Computers — 0.2%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	221,336
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	154,824

		376,160

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	176,851

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	177,091
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	224,383
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	207,501

		608,975

Electric - Integrated — 0.1%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	250,354

Security Description	Principal Amount	Value (Note 2)

Insurance - Reinsurance — 0.8%
Berkshire Hathaway Finance Corp. Company Guar. Notes 0.95% due 08/15/2016	$1,250,000	$1,258,172

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	148,330

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	224,064

Oil Companies - Exploration & Production — 0.1%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	116,531

Real Estate Investment Trusts — 0.1%
CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	203,461

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	325,000	331,914

Telephone - Integrated — 0.1%
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	110,000	113,086

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	87,744
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,576

		110,320

Total U.S. Corporate Bonds & Notes
(cost $4,729,665)		4,857,750

FOREIGN CORPORATE BONDS & NOTES — 6.7%
Banks - Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	257,349

Investment Companies — 6.2%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	10,000,000	10,322,060

Multimedia — 0.1%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	230,288

Oil Companies - Integrated — 0.2%
BP Capital Markets PLC Notes 2.52% due 01/15/2020	250,000	251,672

Telephone - Integrated — 0.0%
Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	60,000	60,197

Total Foreign Corporate Bonds & Notes
(cost $11,022,499)		11,121,566

97

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 53.4%
Federal Farm Credit Bank — 2.8%
3.35% due 10/21/2025	$1,500,000	$1,544,479
4.88% due 12/16/2015	2,000,000	2,096,476
4.88% due 01/17/2017	1,000,000	1,089,941

		4,730,896

Federal Home Loan Bank — 0.6%
4.75% due 09/11/2015	1,000,000	1,035,458

Federal Home Loan Mtg. Corp. — 17.2%
2.38% due 12/01/2035 FRS	22,660	24,237
3.00% due 11/01/2042	1,772,364	1,794,860
3.50% due 06/01/2033	2,702,487	2,854,621
4.50% due 09/01/2019	92,632	97,688
4.50% due 09/01/2039	1,377,461	1,495,806
4.50% due 11/01/2039	613,998	667,045
4.50% due 02/01/2040	896,360	974,232
4.50% due 04/01/2040	77,475	84,225
4.50% due 06/01/2040	208,588	226,725
4.50% due 08/01/2040	911,181	990,404
4.50% due 03/01/2041	2,473,012	2,686,447
4.50% due 04/01/2041	365,615	397,214
4.50% due 06/01/2041	676,301	734,756
4.75% due 11/17/2015	3,000,000	3,128,463
5.00% due 12/14/2018	1,000,000	1,139,466
5.00% due 10/01/2034	26,000	28,785
5.50% due 12/01/2036	28,760	32,114
6.00% due 11/01/2033	93,048	106,614
6.50% due 02/01/2032	58,455	66,903
8.00% due 02/01/2030	3,639	3,803
8.00% due 08/01/2030	407	455
8.00% due 06/01/2031	2,712	3,186
Federal Home Loan Mtg. Corp. REMIC
Series 4150, Class GE
2.00% due 01/15/2033(3)	2,539,902	2,523,210
Series 4186, Class JE
2.00% due 03/15/2033(3)	637,273	634,357
Series 3981, Class PA
3.00% due 04/15/2031(3)	617,303	633,484
Series 4150, Class IG
3.00% due 01/15/2033(1)(3)	8,346,130	973,531
Series 4365, Class HZ
3.00% due 01/15/2040(3)	707,026	664,981
Series 4057, Class WY
3.50% due 06/15/2027(3)	1,000,000	1,059,498
Series 3813, Class D
4.00% due 02/15/2026(3)	1,000,000	1,071,546
Series 3917, Class B
4.50% due 08/15/2026(3)	465,000	515,235
Series 3927, Class AY
4.50% due 09/15/2026(3)	1,494,968	1,666,263
Series 3786, Class PB
4.50% due 07/15/2040(3)	1,000,000	1,104,138
Series 4039, Class SA
6.35% due 05/15/2042 FRS(1)(3)	1,194,549	217,363

		28,601,655

Federal National Mtg. Assoc. — 27.7%
zero coupon due 10/09/2019	4,250,000	3,839,654
1.87% due 01/01/2036 FRS	18,388	19,650
1.98% due 02/01/2035 FRS	8,739	9,321
2.26% due 11/01/2034 FRS	32,656	33,054
4.00% due 09/01/2040	238,292	254,969
4.00% due 10/01/2040	251,716	269,313
4.00% due 12/01/2040	262,443	280,655
4.00% due 01/01/2041	616,574	659,421
4.00% due 02/01/2041	2,932,532	3,136,103

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 03/01/2041	$3,672,189	$3,926,408
4.00% due 06/01/2042	2,052,375	2,214,650
5.00% due 02/01/2019	121,048	129,541
5.00% due 12/01/2036	65,474	72,733
5.50% due 12/01/2033	78,661	87,985
5.50% due 10/01/2034	100,969	112,951
6.00% due 06/01/2035	13,054	14,777
6.00% due 08/25/2037(1)(3)	556,209	106,180
6.50% due 02/01/2017	7,211	7,487
6.50% due 07/01/2032	12,232	14,229
7.00% due 09/01/2031	25,335	28,827
11.50% due 09/01/2019	10	10
12.00% due 01/15/2016	6	6
12.50% due 09/20/2015	1	1
Federal National Mtg. Assoc.
Series 2014-M13, Class A2
3.02% due 08/25/2024(2)	1,273,000	1,298,533
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO
zero coupon due 05/18/2032(3)(4)	608,600	564,453
Series 2013-15, Class DC
2.00% due 03/25/2033(3)	1,722,880	1,708,535
Series 2011-126, Class EC
2.00% due 04/25/2040(3)	1,063,348	1,051,339
Series 2012-38, Class PA
2.00% due 09/25/2041(3)	3,915,960	3,760,645
Series 2013-23, Class KJ
2.25% due 05/25/2042(3)	2,643,222	2,571,379
Series 2012-93, Class ME
2.50% due 01/25/2042(3)	4,090,432	4,175,926
Series 2013-73, Class TD
2.50% due 09/25/2042(3)	1,297,717	1,305,410
Series 2013-100, Class DE
3.00% due 11/25/2030(3)	5,349,597	5,520,544
Series 2011-145, Class PB
3.50% due 01/25/2032(3)	2,500,000	2,617,415
Series 2012-50, Class VB
4.00% due 01/25/2029(3)	1,355,000	1,460,924
Series 2012-47, Class VB
4.00% due 04/25/2031(3)	2,000,000	2,142,102
Series 2004-90, Class GC
4.35% due 11/25/2034(3)	1,000,000	1,066,050
Series 2010-117, Class DY
4.50% due 10/25/2025(3)	974,930	1,080,824
Series 2010-134, Class MB
4.50% due 12/25/2040(3)	250,000	284,172
Series 2007-116, Class PB
5.50% due 08/25/2035(3)	167,555	186,755
Series 2010-28, Class SA
6.39% due 10/25/2027 FRS(1)(3)	430,070	11,358

		46,024,289

Government National Mtg. Assoc. — 5.1%
4.50% due 03/15/2038	97,396	106,599
4.50% due 03/15/2039	17,628	19,296
4.50% due 05/15/2039	491,547	538,080
4.50% due 06/15/2039	503,541	551,211
4.50% due 07/15/2039	672,031	736,470
4.50% due 09/15/2039	11,185	12,244
4.50% due 12/15/2039	265,449	291,233
4.50% due 04/15/2040	235,665	258,549
4.50% due 06/15/2040	842,500	922,338
4.50% due 08/15/2040	114,946	126,108
5.00% due 09/15/2035	3,431	3,810
5.00% due 02/15/2036	169,418	188,142

98

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 05/15/2036	$6,926	$7,657
6.00% due 01/15/2032	22,038	25,612
6.50% due 08/15/2031	64,555	73,669
7.50% due 02/15/2029	6,362	6,686
7.50% due 07/15/2030	430	494
7.50% due 01/15/2031	6,143	7,078
7.50% due 02/15/2031	1,533	1,539
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP
4.00% due 04/20/2044(3)	432,000	465,462
Series 2004-18, Class Z
4.50% due 03/16/2034(3)	681,569	736,911
Series 2008-6, Class GL
4.50% due 02/20/2038(3)	1,000,000	1,094,812
Series 2005-21, Class Z
5.00% due 03/20/2035(3)	1,133,890	1,271,823
Series 2009-91, Class PR
5.00% due 09/20/2038(3)	1,000,000	1,096,826

		8,542,649

Total U.S. Government Agencies
(cost $86,779,201)		88,934,947

U.S. GOVERNMENT TREASURIES — 30.5%
United States Treasury Bonds — 9.2%
zero coupon due 08/15/2024 STRIPS	2,040,000	1,620,402
2.00% due 01/15/2026 TIPS(5)	2,374,515	2,749,057
3.13% due 02/15/2043	1,000,000	1,040,781
3.75% due 08/15/2041	6,000,000	7,029,372
3.88% due 08/15/2040	2,500,000	2,975,000

		15,414,612

United States Treasury Notes — 21.3%
0.63% due 10/15/2016	5,000,000	5,017,580
0.63% due 05/31/2017	4,000,000	3,989,376
1.75% due 05/15/2023	10,000,000	9,735,940
2.00% due 02/15/2022	5,000,000	5,025,780
2.50% due 08/15/2023	3,000,000	3,097,500
2.63% due 08/15/2020	3,250,000	3,413,007
4.00% due 02/15/2015	1,000,000	1,008,125

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
4.25% due 08/15/2015	$4,000,000	$4,117,188

		35,404,496

Total U.S. Government Treasuries
(cost $49,190,530)		50,819,108

Total Long-Term Investment Securities
(cost $152,798,794)		156,837,302

REPURCHASE AGREEMENT — 5.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount $8,916,000 collateralized by $9,645,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $9,184,413 (cost $8,916,000)	8,916,000	8,916,000

TOTAL INVESTMENTS
(cost $161,714,794)(6)	99.6%	165,753,302
Other assets less liabilities	0.4	611,423

NET ASSETS	100.0%	$166,364,725

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $11,585,613 representing 7.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Interest Only
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Principal Only
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$1,103,931	$—	$1,103,931
U.S. Corporate Bonds & Notes	—	4,857,750	—	4,857,750
Foreign Corporate Bonds & Notes	—	11,121,566	—	11,121,566
U.S. Government Agencies	—	88,934,947	—	88,934,947
U.S. Government Treasuries	—	50,819,108	—	50,819,108
Repurchase Agreement	—	8,916,000	—	8,916,000

Total Investments at Value	$—	$165,753,302	$—	$165,753,302

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

99

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	8.7%
Medical — Biomedical/Gene	6.9
Computers	5.0
Aerospace/Defense	4.2
Finance — Credit Card	3.0
Cable/Satellite TV	2.7
Internet Content — Entertainment	2.6
Diversified Manufacturing Operations	2.5
Beverages — Non-alcoholic	2.5
Medical — Drugs	2.5
Applications Software	2.1
Oil Companies — Integrated	2.0
Web Portals/ISP	1.9
Transport — Rail	1.8
Banks — Super Regional	1.7
Investment Management/Advisor Services	1.7
Multimedia	1.7
Semiconductor Components — Integrated Circuits	1.7
E-Commerce/Services	1.6
Enterprise Software/Service	1.5
Retail — Auto Parts	1.4
Oil Companies — Exploration & Production	1.4
Retail — Regional Department Stores	1.3
Electronic Components — Semiconductors	1.3
Retail — Drug Store	1.3
Machinery — Construction & Mining	1.2
Retail — Apparel/Shoe	1.2
Medical Instruments	1.2
Computer Services	1.2
Chemicals — Diversified	1.1
Building — Heavy Construction	1.1
Hotels/Motels	1.0
Tobacco	1.0
Instruments — Controls	1.0
Disposable Medical Products	0.9
Cosmetics & Toiletries	0.9
Advertising Agencies	0.9
Retail — Major Department Stores	0.9
Retail — Restaurants	0.8
Retail — Bedding	0.8
Airlines	0.8
Medical — Wholesale Drug Distribution	0.8
Time Deposits	0.8
Pharmacy Services	0.8
Internet Content — Information/News	0.7
Vitamins & Nutrition Products	0.7
Medical — Generic Drugs	0.7
Soap & Cleaning Preparation	0.7
Networking Products	0.7
Real Estate Investment Trusts	0.7
Commercial Services — Finance	0.6
Food — Confectionery	0.6
Computers — Memory Devices	0.6
Coatings/Paint	0.5
Data Processing/Management	0.5
Oil — Field Services	0.5
Dental Supplies & Equipment	0.5
Retail — Building Products	0.5
Casino Hotels	0.5
Banks — Commercial	0.5
Food — Retail	0.5
Medical Information Systems	0.5
Entertainment Software	0.4
Medical Products	0.4
Diversified Banking Institutions	0.4
Machinery — General Industrial	0.4
Internet Security	0.4
Computers — Integrated Systems	0.4
Motorcycle/Motor Scooter	0.4

Auto/Truck Parts & Equipment — Original	0.4
Food — Misc./Diversified	0.4
E-Commerce/Products	0.4
Radio	0.4
Audio/Video Products	0.4
Internet Application Software	0.4
Chemicals — Specialty	0.4
Semiconductor Equipment	0.4
Consumer Products — Misc.	0.3
Power Converter/Supply Equipment	0.3
Medical Labs & Testing Services	0.3
Instruments — Scientific	0.3
Telephone — Integrated	0.3
Broadcast Services/Program	0.3
Poultry	0.3
Electric Products — Misc.	0.3
Transport — Services	0.3
Retail — Jewelry	0.3
Human Resources	0.2
Oil Field Machinery & Equipment	0.2
Agricultural Operations	0.2
Industrial Automated/Robotic	0.2
Insurance — Property/Casualty	0.2
Containers — Metal/Glass	0.2
Commercial Services	0.2
Retail — Discount	0.2
Medical — HMO	0.2
Electronic Forms	0.2
Oil Refining & Marketing	0.2
Tools — Hand Held	0.2
Finance — Other Services	0.2
Rental Auto/Equipment	0.2
Footwear & Related Apparel	0.2
Electronic Measurement Instruments	0.1
Electronic Security Devices	0.1
Food — Dairy Products	0.1
Agricultural Chemicals	0.1
Electronic Design Automation	0.1
Building & Construction Products — Misc.	0.1
Web Hosting/Design	0.1
Apparel Manufacturers	0.1
Finance — Investment Banker/Broker	0.1
Retail — Gardening Products	0.1
Building Products — Cement	0.1
Insurance — Life/Health	0.1
Office Automation & Equipment	0.1
Finance — Leasing Companies	0.1
Appliances	0.1
Steel — Producers	0.1
Retail — Perfume & Cosmetics	0.1
Auto — Cars/Light Trucks	0.1
Exchange — Traded Funds	0.1
Schools	0.1
Building Products — Air & Heating	0.1
Finance — Mortgage Loan/Banker	0.1
Consulting Services	0.1
Finance — Auto Loans	0.1
Transport — Marine	0.1
Non-Ferrous Metals	0.1

108.5%

*	Calculated as a percentage of net assets.

100

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Advertising Agencies — 0.9%
Alliance Data Systems Corp.†#	28,963	$8,279,653
Omnicom Group, Inc.	9,676	747,664

		9,027,317

Aerospace/Defense — 4.2%
Boeing Co.#	140,690	18,903,108
Lockheed Martin Corp.	90,721	17,378,515
Raytheon Co.	41,944	4,475,425
Teledyne Technologies, Inc.†	16,102	1,721,465

		42,478,513

Agricultural Chemicals — 0.1%
Monsanto Co.	10,815	1,296,827

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	37,256	1,962,646

Airlines — 0.8%
Alaska Air Group, Inc.	80,806	4,769,978
Southwest Airlines Co.	62,323	2,606,348
United Continental Holdings, Inc.†	11,800	722,514

		8,098,840

Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†	15,183	1,164,688

Appliances — 0.1%
Electrolux AB, Series B	33,610	999,018

Applications Software — 2.1%
Intuit, Inc.	127,508	11,969,176
Microsoft Corp.	93,834	4,486,204
NetSuite, Inc.†#	36,586	3,868,969
PTC, Inc.†	11,556	451,493

		20,775,842

Audio/Video Products — 0.4%
Harman International Industries, Inc.	35,188	3,818,954

Auto - Cars/Light Trucks — 0.1%
Maruti Suzuki India, Ltd.	12,500	674,009
Peugeot SA†	17,490	224,157

		898,166

Auto/Truck Parts & Equipment - Original — 0.4%
WABCO Holdings, Inc.†	41,837	4,293,313

Banks - Commercial — 0.5%
Bankia SA†	595,010	1,043,923
Credicorp, Ltd.	4,537	751,599
Hang Seng Bank, Ltd.	47,100	784,706
ICICI Bank, Ltd. ADR	2,850	167,837
Skandinaviska Enskilda Banken AB, Class A	83,150	1,098,584
Zions Bancorporation	31,930	895,956

		4,742,605

Banks - Super Regional — 1.7%
SunTrust Banks, Inc.	169,240	6,649,440
Wells Fargo & Co.	194,065	10,572,661

		17,222,101

Beverages - Non-alcoholic — 2.5%
Coca-Cola Co.	42,820	1,919,621
Dr Pepper Snapple Group, Inc.	31,152	2,305,248
PepsiCo, Inc.	205,843	20,604,884

		24,829,753

Broadcast Services/Program — 0.3%
Scripps Networks Interactive, Inc., Class A#	40,841	3,192,541

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. — 0.1%
Fortune Brands Home & Security, Inc.	27,040	$1,214,637

Building Products - Air & Heating — 0.1%
Daikin Industries, Ltd.	12,600	836,142

Building Products - Cement — 0.1%
Cemex SAB de CV ADR†	88,710	1,109,762

Building - Heavy Construction — 1.1%
SBA Communications Corp., Class A†	89,810	10,927,183

Cable/Satellite TV — 2.7%
Cablevision Systems Corp., Class A#	91,387	1,856,984
Comcast Corp., Class A	401,834	22,920,611
Liberty Global PLC, Class A†	15,017	780,734
Liberty Global PLC, Class C†	22,957	1,146,013

		26,704,342

Casino Hotels — 0.5%
Las Vegas Sands Corp.	26,022	1,657,341
MGM Resorts International†	151,208	3,449,055

		5,106,396

Chemicals - Diversified — 1.1%
Akzo Nobel NV	15,370	1,062,578
Johnson Matthey PLC	18,830	979,511
PPG Industries, Inc.	37,573	8,221,724
Symrise AG	12,070	721,874

		10,985,687

Chemicals - Specialty — 0.4%
Albemarle Corp.#	26,724	1,577,785
Cabot Corp.	33,177	1,429,265
Ecolab, Inc.	5,100	555,645

		3,562,695

Coatings/Paint — 0.5%
Sherwin-Williams Co.	22,523	5,514,982

Commercial Services — 0.2%
Cintas Corp.	24,177	1,768,548
Medifast, Inc.†	4,911	144,874

		1,913,422

Commercial Services - Finance — 0.6%
EVERTEC, Inc.	19,920	439,037
H&R Block, Inc.	59,009	1,985,063
MasterCard, Inc., Class A	18,560	1,620,102
Moody’s Corp.	21,832	2,205,250
Total System Services, Inc.	5,935	195,796

		6,445,248

Computer Aided Design — 0.0%
Autodesk, Inc.†	3,670	227,540

Computer Services — 1.2%
Carbonite, Inc.†	7,544	88,190
Cognizant Technology Solutions Corp., Class A†	104,013	5,615,662
Computer Sciences Corp.	2,748	174,168
IHS, Inc., Class A†	8,259	1,011,397
International Business Machines Corp.	29,282	4,748,662
Syntel, Inc.†	6,512	289,784

		11,927,863

Computers — 5.0%
Apple, Inc.	420,284	49,984,376

Computers - Integrated Systems — 0.4%
Teradata Corp.†#	95,652	4,317,731

101

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Memory Devices — 0.6%
EMC Corp.	57,743	$1,752,500
NetApp, Inc.	39,918	1,698,511
SanDisk Corp.	22,141	2,290,708

		5,741,719

Consulting Services — 0.1%
Towers Watson & Co., Class A	6,690	755,702

Consumer Products - Misc. — 0.3%
Kimberly-Clark Corp.	21,553	2,512,864
Spectrum Brands Holdings, Inc.	10,760	989,597

		3,502,461

Containers - Metal/Glass — 0.2%
Ball Corp.	28,589	1,917,464

Cosmetics & Toiletries — 0.9%
Estee Lauder Cos., Inc., Class A	105,704	7,836,895
Unicharm Corp.	62,700	1,435,543

		9,272,438

Data Processing/Management — 0.5%
Fiserv, Inc.†	77,109	5,512,522

Dental Supplies & Equipment — 0.5%
DENTSPLY International, Inc.#	96,971	5,331,466

Disposable Medical Products — 0.9%
C.R. Bard, Inc.	56,302	9,422,140

Diversified Banking Institutions — 0.4%
Credit Suisse Group AG	49,430	1,321,545
Lloyds Banking Group PLC†	824,842	1,036,558
Royal Bank of Scotland Group PLC†	325,950	2,015,184

		4,373,287

Diversified Manufacturing Operations — 2.5%
3M Co.	94,472	15,124,022
Ingersoll-Rand PLC	24,790	1,563,257
Parker-Hannifin Corp.	68,889	8,888,748

		25,576,027

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. ADR†	2,885	322,081
Amazon.com, Inc.†	2,396	811,382
eBay, Inc.†	38,289	2,101,300
Vipshop Holdings, Ltd. ADR†	31,500	720,090

		3,954,853

E-Commerce/Services — 1.6%
Expedia, Inc.	133,853	11,659,935
Orbitz Worldwide, Inc.†	51,561	393,926
Priceline Group, Inc.†	3,339	3,873,874

		15,927,735

Electric Products - Misc. — 0.3%
Emerson Electric Co.	22,121	1,410,214
Nidec Corp.	26,000	1,724,715

		3,134,929

Electronic Components - Semiconductors — 1.3%
Broadcom Corp., Class A	86,149	3,715,606
Intel Corp.	66,239	2,467,403
Micron Technology, Inc.†	32,839	1,180,562
Texas Instruments, Inc.	56,985	3,101,124
Xilinx, Inc.	56,675	2,575,312

		13,040,007

Security Description	Shares	Value (Note 2)

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	68,700	$1,296,369

Electronic Forms — 0.2%
Adobe Systems, Inc.†	23,990	1,767,583

Electronic Measurement Instruments — 0.1%
Keyence Corp.	3,200	1,478,251

Electronic Security Devices — 0.1%
Tyco International PLC	31,740	1,361,646

Enterprise Software/Service — 1.5%
Informatica Corp.†	3,992	145,229
Oracle Corp.	346,567	14,697,906

		14,843,135

Entertainment Software — 0.4%
Electronic Arts, Inc.†	101,862	4,474,798

Finance - Auto Loans — 0.1%
Credit Acceptance Corp.†	4,558	682,560

Finance - Credit Card — 3.0%
Visa, Inc., Class A#	115,787	29,895,045

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	40,740	1,153,757

Finance - Leasing Companies — 0.1%
ORIX Corp.	76,500	1,009,191

Finance - Mortgage Loan/Banker — 0.1%
Nationstar Mtg. Holdings, Inc.†#	27,875	835,414

Finance - Other Services — 0.2%
Intercontinental Exchange, Inc.	7,403	1,673,004

Food - Confectionery — 0.6%
Hershey Co.	60,854	6,102,439

Food - Dairy Products — 0.1%
WhiteWave Foods Co., Class A†	36,253	1,327,947

Food - Misc./Diversified — 0.4%
Cal-Maine Foods, Inc.#	17,934	751,076
Ingredion, Inc.	21,104	1,756,486
Mondelez International, Inc., Class A	45,266	1,774,427

		4,281,989

Food - Retail — 0.5%
Carrefour SA	46,890	1,484,594
Kroger Co.	41,066	2,457,389
Magnit OJSC GDR#	11,030	638,086

		4,580,069

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†	16,206	1,567,444

Gas - Distribution — 0.0%
ENN Energy Holdings, Ltd.	30,000	182,594

Hotels/Motels — 1.0%
Accor SA	33,150	1,564,763
Marriott International, Inc., Class A#	86,155	6,788,152
Whitbread PLC	14,880	1,067,502
Wyndham Worldwide Corp.	13,635	1,136,614

		10,557,031

Human Resources — 0.2%
Adecco SA	19,702	1,384,189
Capita PLC	64,526	1,079,830

		2,464,019

102

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	16,858	$1,945,582

Instruments - Controls — 1.0%
Honeywell International, Inc.	67,692	6,706,246
Mettler-Toledo International, Inc.†	11,253	3,300,055

		10,006,301

Instruments - Scientific — 0.3%
Waters Corp.†	29,160	3,379,644

Insurance - Life/Health — 0.1%
Prudential PLC	45,750	1,107,641

Insurance - Property/Casualty — 0.2%
Admiral Group PLC	25,860	501,519
AmTrust Financial Services, Inc.#	22,795	1,169,839
Federated National Holding Co.	10,507	265,407

		1,936,765

Internet Application Software — 0.4%
Splunk, Inc.†#	55,199	3,703,853

Internet Content - Entertainment — 2.6%
Facebook, Inc., Class A†	288,784	22,438,517
Pandora Media, Inc.†#	173,286	3,406,803

		25,845,320

Internet Content - Information/News — 0.7%
LinkedIn Corp., Class A†	13,861	3,136,328
Yelp, Inc.†#	75,284	4,297,964

		7,434,292

Internet Security — 0.4%
VeriSign, Inc.†#	72,239	4,341,564

Investment Management/Advisor Services — 1.7%
Franklin Resources, Inc.	138,496	7,874,883
Invesco, Ltd.	223,306	9,012,630

		16,887,513

Machinery - Construction & Mining — 1.2%
Caterpillar, Inc.	123,833	12,457,600

Machinery - General Industrial — 0.4%
Wabtec Corp.	49,200	4,353,708

Medical Information Systems — 0.5%
Cerner Corp.†	70,509	4,540,780

Medical Instruments — 1.2%
Intuitive Surgical, Inc.†	11,912	6,167,677
Medtronic, Inc.	54,737	4,043,422
St Jude Medical, Inc.	27,670	1,880,453

		12,091,552

Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc.	52,429	3,424,138

Medical Products — 0.4%
Becton Dickinson and Co.	18,195	2,553,304
Stryker Corp.	20,404	1,895,736

		4,449,040

Medical - Biomedical/Gene — 6.9%
Alexion Pharmaceuticals, Inc.†	59,372	11,571,603
Amgen, Inc.	24,342	4,023,976
Biogen Idec, Inc.†	46,758	14,386,969
Celgene Corp.†	45,122	5,129,920
CSL, Ltd.	10,517	739,259
Gilead Sciences, Inc.†	182,004	18,258,641
Illumina, Inc.†	20,693	3,950,087

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Incyte Corp.†#	51,498	$3,890,674
Regeneron Pharmaceuticals, Inc.†	18,326	7,625,632

		69,576,761

Medical - Drugs — 2.5%
AbbVie, Inc.	56,385	3,901,842
Bristol-Myers Squibb Co.	27,330	1,613,837
Grifols SA	12,850	572,815
Jazz Pharmaceuticals PLC†#	17,826	3,156,806
Johnson & Johnson	63,664	6,891,628
Merck & Co., Inc.	36,613	2,211,425
Ophthotech Corp.†	1,801	77,713
Roche Holding AG	8,181	2,451,547
Shire PLC	8,140	580,150
Zoetis, Inc.	73,053	3,282,271

		24,740,034

Medical - Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	120,612	6,872,472

Medical - HMO — 0.2%
Aetna, Inc.	20,285	1,769,663

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	77,672	6,383,862
McKesson Corp.	7,990	1,683,972

		8,067,834

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	61,726	4,301,068

Multimedia — 1.7%
Twenty-First Century Fox, Inc., Class A	46,080	1,695,744
Viacom, Inc., Class B	15,642	1,183,004
Walt Disney Co.	151,313	13,997,966

		16,876,714

Networking Products — 0.7%
Cisco Systems, Inc.	222,356	6,145,920
LogMeIn, Inc.†	9,055	457,911

		6,603,831

Non-Ferrous Metals — 0.1%
Materion Corp.	16,666	579,477

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	43,918	1,081,261

Oil Companies - Exploration & Production — 1.4%
Anadarko Petroleum Corp.	3,089	244,494
Antero Resources Corp.†#	12,560	589,315
Concho Resources, Inc.†	35,927	3,422,047
Continental Resources, Inc.†#	19,624	804,191
EOG Resources, Inc.	28,755	2,493,634
EQT Corp.	17,030	1,549,389
Kosmos Energy, Ltd.†	171,484	1,430,177
Occidental Petroleum Corp.	33,471	2,669,982
Southwestern Energy Co.†	12,640	406,755

		13,609,984

Oil Companies - Integrated — 2.0%
Exxon Mobil Corp.	167,563	15,171,154
Phillips 66	67,398	4,921,402

		20,092,556

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	35,590	2,385,954

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	34,962	1,699,503

103

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services — 0.5%
Baker Hughes, Inc.	15,500	$883,500
Halliburton Co.	28,706	1,211,393
Schlumberger, Ltd.	33,387	2,869,613
Superior Energy Services, Inc.	19,468	375,927

		5,340,433

Pharmacy Services — 0.8%
Express Scripts Holding Co.†	91,465	7,605,315

Poultry — 0.3%
Pilgrim’s Pride Corp.†#	51,944	1,677,791
Sanderson Farms, Inc.#	17,326	1,504,070

		3,181,861

Power Converter/Supply Equipment — 0.3%
Generac Holdings, Inc.†#	79,606	3,453,308

Radio — 0.4%
Sirius XM Holdings, Inc.†#	1,053,607	3,824,593

Real Estate Investment Trusts — 0.7%
American Tower Corp.	18,514	1,944,155
Crown Castle International Corp.	21,276	1,767,823
DuPont Fabros Technology, Inc.	46,895	1,528,308
Rayonier, Inc.	48,867	1,333,092

		6,573,378

Rental Auto/Equipment — 0.2%
Ashtead Group PLC	49,478	815,623
United Rentals, Inc.†	7,192	814,926

		1,630,549

Resort/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.	17,865	298,167

Retail - Apparel/Shoe — 1.2%
Foot Locker, Inc.	29,707	1,701,914
Gap, Inc.	131,118	5,192,273
Ross Stores, Inc.	60,689	5,551,829

		12,446,016

Retail - Auto Parts — 1.4%
AutoZone, Inc.†	20,480	11,831,501
O’Reilly Automotive, Inc.†	14,261	2,606,055

		14,437,556

Retail - Bedding — 0.8%
Bed Bath & Beyond, Inc.†	110,496	8,107,091

Retail - Building Products — 0.5%
Home Depot, Inc.	31,601	3,141,139
Lowe’s Cos., Inc.	31,753	2,026,794

		5,167,933

Retail - Discount — 0.2%
Costco Wholesale Corp.	10,584	1,504,198
Dollar Tree, Inc.†	4,130	282,327

		1,786,525

Retail - Drug Store — 1.3%
CVS Health Corp.	138,088	12,615,720

Retail - Gardening Products — 0.1%
Tractor Supply Co.	14,497	1,115,254

Retail - Jewelry — 0.3%
Pandora A/S	16,880	1,498,876
Signet Jewelers, Ltd.	9,580	1,254,597

		2,753,473

Security Description	Shares	Value (Note 2)

Retail - Major Department Stores — 0.9%
TJX Cos., Inc.	133,917	$8,859,949

Retail - Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	7,440	941,086

Retail - Regional Department Stores — 1.3%
Dillard’s, Inc., Class A	13,910	1,639,711
Kohl’s Corp.	9,948	593,100
Macy’s, Inc.	170,150	11,044,436

		13,277,247

Retail - Restaurants — 0.8%
Bravo Brio Restaurant Group, Inc.†	5,317	69,812
Chipotle Mexican Grill, Inc.†#	8,706	5,777,476
DineEquity, Inc.	9,087	902,612
Jack in the Box, Inc.	3,337	248,607
McDonald’s Corp.	3,150	304,951
Yum! Brands, Inc.	12,990	1,003,477

		8,306,935

Schools — 0.1%
Kroton Educacional SA	123,800	865,444

Semiconductor Components - Integrated Circuits — 1.7%
MaxLinear, Inc., Class A†	37,893	276,619
QUALCOMM, Inc.	226,558	16,516,078

		16,792,697

Semiconductor Equipment — 0.4%
ASML Holding NV (Euronext Amsterdam)	9,508	1,004,790
ASML Holding NV (NY Registered Shares)	5,360	566,445
Lam Research Corp.	23,589	1,949,395

		3,520,630

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	88,625	6,798,424

Steel - Producers — 0.1%
United States Steel Corp.	28,728	958,079

Telecommunication Equipment — 0.0%
ARRIS Group, Inc.†	4,937	146,974

Telephone - Integrated — 0.3%
IDT Corp., Class B	5,517	93,458
Verizon Communications, Inc.	61,735	3,123,174

		3,216,632

Tobacco — 1.0%
Lorillard, Inc.	7,363	464,900
Philip Morris International, Inc.	115,354	10,027,723

		10,492,623

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	17,722	1,673,666

Transport - Marine — 0.1%
Kirby Corp.†	6,735	647,503

Transport - Rail — 1.8%
Canadian Pacific Railway, Ltd.	3,162	609,678
Union Pacific Corp.	149,253	17,428,273

		18,037,951

Transport - Services — 0.3%
FedEx Corp.	9,613	1,712,844
United Parcel Service, Inc., Class B	11,700	1,286,064

		2,998,908

Vitamins & Nutrition Products — 0.7%
Mead Johnson Nutrition Co.	66,945	6,951,569

104

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Web Hosting/Design — 0.1%
Equinix, Inc.	5,220	$1,185,827

Web Portals/ISP — 1.9%
Baidu, Inc. ADR†	3,890	953,478
Google, Inc., Class A†	30,858	16,943,511
Google, Inc., Class C†	3,050	1,652,581

		19,549,570

Wireless Equipment — 0.0%
GN Store Nord A/S	21,070	450,292

Total Common Stocks
(cost $852,559,295)		996,747,748

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 Growth ETF
(cost $875,002)	9,170	889,949

PREFERRED SECURITIES — 0.0%
Banks - Commercial — 0.0%
Bancolombia SA ADR
(cost $379,290)	6,700	346,390

Total Long-Term Investment Securities
(cost $853,813,587)		997,984,087

SHORT-TERM INVESTMENT SECURITIES — 9.5%
Registered Investment Companies — 8.7%
State Street Navigator Securities Lending Prime Portfolio(1)	$87,815,759	87,815,759

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	7,900,000	7,900,000

Total Short-Term Investment Securities
(cost $95,715,759)		95,715,759

TOTAL INVESTMENTS
(cost $949,529,346)(2)	108.5%	1,093,699,846
Liabilities in excess of other assets	(8.5)	(85,795,046)

NET ASSETS —	100.0%	$1,007,904,800

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $89,378,853. This was secured by collateral of $87,815,759, which was received in cash and subsequently invested in short-term investments currently value at $87,815,759 as reported in the portfolio of investments. Additional collateral of $3,699,573 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2041	$243,239
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 05/25/2042	2,343,211
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	267,684
United States Treasury Bill	zero coupon	01/22/2015 to 08/20/2015	89,454
United States Treasury Notes/Bonds	0.13% to 3.63%	12/15/2014 to 08/15/2043	755,985

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$996,747,748	$—	$—	$996,747,748
Exchange-Traded Funds	889,949	—	—	889,949
Preferred Securities	346,390	—	—	346,390
Short-Term Investment Securities:
Registered Investment Companies	87,815,759	—	—	87,815,759
Time Deposits	—	7,900,000	—	7,900,000

Total Investments at Value	$1,085,799,846	$7,900,000	$—	$1,093,699,846

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

105

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	6.5%
Computers	4.5
Oil Companies — Integrated	4.2
Diversified Banking Institutions	4.1
Medical — Biomedical/Gene	3.2
Banks — Super Regional	2.8
Electric — Integrated	2.8
Applications Software	2.8
Transport — Rail	2.6
Retail — Building Products	2.4
Real Estate Investment Trusts	2.3
Multimedia	2.3
Web Portals/ISP	2.2
Cable/Satellite TV	2.1
Insurance — Multi-line	2.1
Cosmetics & Toiletries	1.8
Beverages — Non-alcoholic	1.7
Medical — HMO	1.7
Computer Services	1.6
Diversified Manufacturing Operations	1.5
Telephone — Integrated	1.5
Aerospace/Defense — Equipment	1.5
Oil Companies — Exploration & Production	1.5
Oil — Field Services	1.4
Electronic Components — Semiconductors	1.4
Food — Misc./Diversified	1.3
Insurance — Reinsurance	1.2
Finance — Credit Card	1.2
Networking Products	1.2
Semiconductor Equipment	1.1
Instruments — Controls	1.1
Tobacco	1.1
Internet Content — Entertainment	1.1
Retail — Discount	1.1
Time Deposits	1.0
Apparel Manufacturers	1.0
Semiconductor Components — Integrated Circuits	0.9
Auto — Heavy Duty Trucks	0.9
Medical Products	0.9
Gas — Distribution	0.9
Retail — Drug Store	0.8
Airlines	0.7
Electronic Forms	0.7
Engineering/R&D Services	0.7
Agricultural Chemicals	0.7
Medical — Wholesale Drug Distribution	0.7
E-Commerce/Services	0.7
Chemicals — Diversified	0.7
Electric Products — Misc.	0.7
Finance — Investment Banker/Broker	0.6
Retail — Major Department Stores	0.6
Medical Instruments	0.6
Investment Management/Advisor Services	0.6
Enterprise Software/Service	0.6
Retail — Restaurants	0.6
Registered Investment Companies	0.6
Consumer Products — Misc.	0.6
Auto — Cars/Light Trucks	0.6
Metal — Aluminum	0.6
Beverages — Wine/Spirits	0.6
Banks — Commercial	0.5
Retail — Auto Parts	0.5
Medical — Generic Drugs	0.5
Agricultural Operations	0.5
Insurance Brokers	0.5
Banks — Fiduciary	0.5
Audio/Video Products	0.4
Finance — Other Services	0.4
Cruise Lines	0.4

Electronics — Military	0.3
E-Commerce/Products	0.3
Electronic Components — Misc.	0.3
Building — Residential/Commercial	0.3
Brewery	0.3
Steel — Producers	0.3
Containers — Metal/Glass	0.3
Distribution/Wholesale	0.2
Data Processing/Management	0.2
Advertising Agencies	0.2
Insurance — Life/Health	0.2
Building Products — Wood	0.2
Oil & Gas Drilling	0.2
Food — Retail	0.2
Metal Processors & Fabrication	0.2
Building Products — Cement	0.1
Retail — Apparel/Shoe	0.1
Oil Refining & Marketing	0.1
Software Tools	0.1
Electronic Security Devices	0.1
Auto/Truck Parts & Equipment — Original	0.1
Computers — Memory Devices	0.1
Retail — Jewelry	0.1
Building & Construction Products — Misc.	0.1
Publishing — Periodicals	0.1

100.4%

*	Calculated as a percentage of net assets

106

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Advertising Agencies — 0.2%
Alliance Data Systems Corp.†	697	$199,251
Omnicom Group, Inc.	796	61,507

		260,758

Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	16,592	1,826,447

Agricultural Chemicals — 0.7%
Monsanto Co.	2,347	281,429
Mosaic Co.	12,802	585,947

		867,376

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	11,139	586,803

Airlines — 0.7%
Delta Air Lines, Inc.	9,019	420,917
United Continental Holdings, Inc.†	7,825	479,125

		900,042

Apparel Manufacturers — 1.0%
Ralph Lauren Corp.	2,290	423,421
VF Corp.	10,512	790,187

		1,213,608

Applications Software — 2.8%
Citrix Systems, Inc.†	6,550	434,331
Microsoft Corp.	61,431	2,937,016

		3,371,347

Audio/Video Products — 0.4%
Harman International Industries, Inc.	4,729	513,238

Auto - Cars/Light Trucks — 0.6%
General Motors Co.	20,895	698,520

Auto - Heavy Duty Trucks — 0.9%
PACCAR, Inc.	16,595	1,112,197

Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc.	2,091	104,550

Banks - Commercial — 0.5%
BB&T Corp.	10,721	403,002
Regions Financial Corp.	11,747	118,292
SVB Financial Group†	1,045	109,882

		631,176

Banks - Fiduciary — 0.5%
State Street Corp.	7,207	552,993

Banks - Super Regional — 2.8%
Capital One Financial Corp.	4,679	389,293
PNC Financial Services Group, Inc.	2,538	221,999
Wells Fargo & Co.	51,865	2,825,605

		3,436,897

Beverages - Non-alcoholic — 1.7%
Coca-Cola Co.	33,060	1,482,080
Coca-Cola Enterprises, Inc.	3,683	161,831
Dr Pepper Snapple Group, Inc.	3,624	268,176
PepsiCo, Inc.	1,543	154,454

		2,066,541

Beverages - Wine/Spirits — 0.6%
Constellation Brands, Inc., Class A†	7,058	680,391

Brewery — 0.3%
Molson Coors Brewing Co., Class B	4,822	372,982

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. — 0.1%
Fortune Brands Home & Security, Inc.	1,493	$67,066

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	1,453	174,418

Building Products - Wood — 0.2%
Masco Corp.	10,453	252,963

Building - Residential/Commercial — 0.3%
NVR, Inc.†	57	71,744
PulteGroup, Inc.	14,425	312,013

		383,757

Cable/Satellite TV — 2.1%
Charter Communications, Inc., Class A†	1,493	253,362
Comcast Corp., Class A	28,222	1,609,783
DIRECTV†	1,145	100,428
DISH Network Corp., Class A†	4,579	363,618
Time Warner Cable, Inc.	1,810	270,197

		2,597,388

Chemicals - Diversified — 0.7%
Axiall Corp.	3,783	163,728
Dow Chemical Co.	4,868	236,926
E.I. du Pont de Nemours & Co.	5,800	414,120

		814,774

Computer Services — 1.6%
Accenture PLC, Class A	10,154	876,595
Cognizant Technology Solutions Corp., Class A†	11,388	614,838
International Business Machines Corp.	2,684	435,264

		1,926,697

Computers — 4.5%
Apple, Inc.	40,616	4,830,461
Hewlett-Packard Co.	15,121	590,626

		5,421,087

Computers - Memory Devices — 0.1%
EMC Corp.	2,658	80,670

Consumer Products - Misc. — 0.6%
Kimberly-Clark Corp.	6,014	701,172

Containers - Metal/Glass — 0.3%
Crown Holdings, Inc.†	6,829	338,036

Containers - Paper/Plastic — 0.0%
Sealed Air Corp.	1,185	46,843

Cosmetics & Toiletries — 1.8%
Estee Lauder Cos., Inc., Class A	3,773	279,730
Procter & Gamble Co.	21,562	1,949,852

		2,229,582

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.	6,262	461,760

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	4,281	261,954

Distribution/Wholesale — 0.2%
WW Grainger, Inc.	1,200	294,816

Diversified Banking Institutions — 4.1%
Bank of America Corp.	114,003	1,942,611
Citigroup, Inc.	29,277	1,580,080
Goldman Sachs Group, Inc.	2,447	461,039
Morgan Stanley	30,243	1,063,949

		5,047,679

107

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations — 1.5%
Eaton Corp. PLC	12,752	$864,968
General Electric Co.	33,647	891,309
SPX Corp.	1,354	121,441

		1,877,718

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	1,192	403,659

E-Commerce/Services — 0.7%
Expedia, Inc.	1,394	121,431
Priceline Group, Inc.†	608	705,396

		826,827

Electric Products - Misc. — 0.7%
Emerson Electric Co.	12,633	805,354

Electric - Integrated — 2.8%
CMS Energy Corp.	9,109	301,508
Dominion Resources, Inc.	3,833	278,084
Edison International	13,738	873,187
Entergy Corp.	3,385	284,002
Exelon Corp.	12,742	460,878
NextEra Energy, Inc.	8,351	871,761
PPL Corp.	1,692	60,117
Public Service Enterprise Group, Inc.	3,086	128,933
Xcel Energy, Inc.	4,579	155,411

		3,413,881

Electronic Components - Misc. — 0.3%
Corning, Inc.	8,263	173,688
TE Connectivity, Ltd.	3,385	217,317

		391,005

Electronic Components - Semiconductors — 1.4%
Avago Technologies, Ltd.	8,491	793,059
Broadcom Corp., Class A	15,928	686,975
Freescale Semiconductor, Ltd.†#	7,775	168,640

		1,648,674

Electronic Forms — 0.7%
Adobe Systems, Inc.†	12,105	891,896

Electronic Security Devices — 0.1%
Tyco International PLC	2,588	111,025

Electronics - Military — 0.3%
L-3 Communications Holdings, Inc.	3,345	416,787

Engineering/R&D Services — 0.7%
Fluor Corp.	14,106	874,431

Enterprise Software/Service — 0.6%
Oracle Corp.	16,844	714,354

Finance - Consumer Loans — 0.0%
Navient Corp.	1,593	33,389

Finance - Credit Card — 1.2%
Visa, Inc., Class A	5,617	1,450,253

Finance - Investment Banker/Broker — 0.6%
Charles Schwab Corp.	27,436	776,988

Finance - Other Services — 0.4%
Intercontinental Exchange, Inc.	2,123	479,777

Food - Misc./Diversified — 1.3%
General Mills, Inc.	1,633	86,141
Kellogg Co.	2,130	141,112
Mondelez International, Inc., Class A	34,673	1,359,182

		1,586,435

Security Description	Shares	Value (Note 2)

Food - Retail — 0.2%
Kroger Co.	3,235	$193,582

Gas - Distribution — 0.9%
Atmos Energy Corp.	896	48,115
CenterPoint Energy, Inc.	11,279	270,019
NiSource, Inc.	13,728	574,380
Questar Corp.	4,579	109,850
Sempra Energy	498	55,642

		1,058,006

Instruments - Controls — 1.1%
Honeywell International, Inc.	13,987	1,385,692

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	9,079	513,780
Willis Group Holdings PLC	1,394	59,538

		573,318

Insurance - Life/Health — 0.2%
Prudential Financial, Inc.	2,986	253,750

Insurance - Multi-line — 2.1%
ACE, Ltd.	11,189	1,279,350
Hartford Financial Services Group, Inc.	2,986	123,322
MetLife, Inc.	19,711	1,096,129

		2,498,801

Insurance - Reinsurance — 1.2%
Axis Capital Holdings, Ltd.	3,634	181,882
Berkshire Hathaway, Inc., Class B†	8,989	1,336,574

		1,518,456

Internet Content - Entertainment — 1.1%
Facebook, Inc., Class A†	17,262	1,341,257

Investment Management/Advisor Services — 0.6%
Invesco, Ltd.	18,785	758,163

Machinery - Farming — 0.0%
Deere & Co.	309	26,766

Medical Instruments — 0.6%
Boston Scientific Corp.†	59,500	765,765

Medical Products — 0.9%
CareFusion Corp.†	6,172	365,198
Covidien PLC	1,324	133,724
Halyard Health Inc†	282	11,057
Stryker Corp.	6,242	579,944

		1,089,923

Medical - Biomedical/Gene — 3.2%
Alexion Pharmaceuticals, Inc.†	1,911	372,454
Amgen, Inc.	398	65,793
Biogen Idec, Inc.†	3,597	1,106,761
Celgene Corp.†	12,603	1,432,835
Gilead Sciences, Inc.†	5,795	581,354
Vertex Pharmaceuticals, Inc.†	3,086	363,778

		3,922,975

Medical - Drugs — 6.5%
Abbott Laboratories	27,485	1,223,357
Allergan, Inc.	1,971	421,577
Bristol-Myers Squibb Co.	23,274	1,374,330
Johnson & Johnson	29,014	3,140,766
Merck & Co., Inc.	21,353	1,289,721
Pfizer, Inc.	15,987	497,995

		7,947,746

108

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Generic Drugs — 0.5%
Actavis PLC†	1,211	$327,709
Perrigo Co. PLC	1,655	265,114

		592,823

Medical - HMO — 1.7%
Aetna, Inc.	5,863	511,488
Humana, Inc.	5,950	820,921
UnitedHealth Group, Inc.	7,377	727,594

		2,060,003

Medical - Wholesale Drug Distribution — 0.7%
McKesson Corp.	3,940	830,394

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	760	180,804

Metal - Aluminum — 0.6%
Alcoa, Inc.	39,620	685,030

Multimedia — 2.3%
Time Warner, Inc.	18,924	1,610,811
Twenty-First Century Fox, Inc., Class A	22,000	809,600
Walt Disney Co.	4,231	391,410

		2,811,821

Networking Products — 1.2%
Cisco Systems, Inc.	52,064	1,439,049

Office Automation & Equipment — 0.0%
Xerox Corp.	3,902	54,472

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	6,670	225,446

Oil Companies - Exploration & Production — 1.5%
Anadarko Petroleum Corp.	889	70,364
EOG Resources, Inc.	5,455	473,058
EQT Corp.	2,379	216,441
Hess Corp.	87	6,345
Occidental Petroleum Corp.	12,105	965,616
QEP Resources, Inc.	3,783	77,325

		1,809,149

Oil Companies - Integrated — 4.2%
Chevron Corp.	17,268	1,879,967
Exxon Mobil Corp.	22,528	2,039,685
Marathon Oil Corp.	20,756	600,264
Phillips 66	7,984	582,992

		5,102,908

Oil Refining & Marketing — 0.1%
Cheniere Energy, Inc.†	2,389	157,650

Oil - Field Services — 1.4%
Baker Hughes, Inc.	4,181	238,317
Halliburton Co.	13,290	560,838
Schlumberger, Ltd.	10,874	934,620

		1,733,775

Publishing - Periodicals — 0.1%
Time, Inc.	2,527	60,496

Real Estate Investment Trusts — 2.3%
AvalonBay Communities, Inc.	2,846	457,608
Boston Properties, Inc.	1,667	216,110
Brixmor Property Group, Inc.	7,068	170,904
DiamondRock Hospitality Co.	12,892	192,478
Essex Property Trust, Inc.	299	60,521
Extra Space Storage, Inc.	1,065	63,122
Highwoods Properties, Inc.	3,504	151,233
Host Hotels & Resorts, Inc.	6,958	161,704

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Liberty Property Trust	6,092	$215,535
Mid-America Apartment Communities, Inc.	1,672	123,159
Omega Healthcare Investors, Inc.	1,493	57,062
Prologis, Inc.	7,665	324,076
Public Storage	398	74,677
Simon Property Group, Inc.	3,136	566,989

		2,835,178

Retail - Apparel/Shoe — 0.1%
Gap, Inc.	896	35,481
Lululemon Athletica, Inc.†#	2,688	129,535

		165,016

Retail - Auto Parts — 0.5%
AutoZone, Inc.†	1,085	626,815

Retail - Building Products — 2.4%
Home Depot, Inc.	15,978	1,588,213
Lowe’s Cos., Inc.	20,417	1,303,217

		2,891,430

Retail - Discount — 1.1%
Costco Wholesale Corp.	5,237	744,282
Dollar General Corp.†	3,484	232,522
Dollar Tree, Inc.†	1,294	88,458
Wal-Mart Stores, Inc.	2,927	256,230

		1,321,492

Retail - Drug Store — 0.8%
CVS Health Corp.	10,393	949,505

Retail - Jewelry — 0.1%
Tiffany & Co.	697	75,220

Retail - Major Department Stores — 0.6%
TJX Cos., Inc.	11,627	769,242

Retail - Restaurants — 0.6%
McDonald’s Corp.	259	25,074
Starbucks Corp.	6,809	552,959
Yum! Brands, Inc.	1,613	124,604

		702,637

Semiconductor Components - Integrated Circuits — 0.9%
QUALCOMM, Inc.	15,699	1,144,457

Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	5,575	387,128
Lam Research Corp.	12,125	1,002,010

		1,389,138

Software Tools — 0.1%
VMware, Inc., Class A†	1,543	135,722

Steel - Producers — 0.3%
United States Steel Corp.#	10,920	364,182

Telephone - Integrated — 1.5%
AT&T, Inc.	597	21,122
Verizon Communications, Inc.	36,007	1,821,594

		1,842,716

Tobacco — 1.1%
Philip Morris International, Inc.	15,520	1,349,154

Tools - Hand Held — 0.0%
Snap-on, Inc.	388	52,508

Transport - Rail — 2.6%
Canadian Pacific Railway, Ltd.	1,378	266,175
CSX Corp.	30,203	1,102,107

109

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport - Rail (continued)
Union Pacific Corp.	15,313	$1,788,099

		3,156,381

Web Portals/ISP — 2.2%
Google, Inc., Class A†	2,452	1,346,344
Google, Inc., Class C†	2,344	1,270,051

		2,616,395

Total Long-Term Investment Securities
(cost $101,417,078)		120,464,189

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Prime Portfolio(1)	701,900	701,900

Time Deposits — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$1,224,000	1,224,000

Total Short-Term Investment Securities
(cost $1,925,900)		1,925,900

TOTAL INVESTMENTS
(cost $103,342,978)(2)	100.4%	122,390,089
Liabilities in excess of other assets	(0.4)	(483,508)

NET ASSETS	100.0%	$121,906,581

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $662,356. This was secured by collateral of $701,900, which was received in cash and subsequently invested in short-term investments currently valued at $701,900 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
12	Long	S&P 500 E-Mini Index	December 2014	$1,233,411	$1,239,780	$6,369

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$120,464,189	$—	$—	$120,464,189
Short-Term Investment Securities:
Registered Investment Companies	701,900	—	—	701,900
Time Deposits	—	1,224,000	—	1,224,000

Total Investments at Value	$121,166,089	$1,224,000	$—	$122,390,089

Other Financial Instruments:†
Open Futures Contracts	$6,369	$—	$—	$6,369

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

110

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	26.0%
Medical — Drugs	19.5
Medical — HMO	10.5
Medical Products	8.0
Registered Investment Companies	7.9
Therapeutics	4.9
Medical — Generic Drugs	4.4
Medical — Wholesale Drug Distribution	3.7
Medical — Hospitals	3.4
Medical Instruments	2.8
Electronic Measurement Instruments	2.3
Diversified Manufacturing Operations	2.3
Retail — Drug Store	1.5
Instruments — Scientific	1.0
Dialysis Centers	0.9
Dental Supplies & Equipment	0.8
Diagnostic Kits	0.6
Physicians Practice Management	0.5
Medical Information Systems	0.5
Wireless Equipment	0.4
Medical — Outpatient/Home Medical	0.4
Drug Delivery Systems	0.3
Human Resources	0.3
Pharmacy Services	0.3
Consulting Services	0.3
Instruments — Controls	0.3
Heart Monitors	0.2
Distribution/Wholesale	0.2
Enterprise Software/Service	0.2
Commercial Services	0.1
Diagnostic Equipment	0.1
Decision Support Software	0.1
Retail — Convenience Store	0.1
Insurance — Life/Health	0.1
Diversified Operations	0.1

105.0%

*	Calculated as a percentage of net assets

111

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.0%
Commercial Services — 0.1%
HMS Holdings Corp.†#	48,700	$1,015,882

Consulting Services — 0.3%
Advisory Board Co.†	53,200	2,266,320

Decision Support Software — 0.1%
Castlight Health, Inc., Class B†#	59,138	735,085

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	37,300	2,122,370
DENTSPLY International, Inc.	72,900	4,008,042

		6,130,412

Diagnostic Equipment — 0.1%
GenMark Diagnostics, Inc.†#	59,600	677,056
Oxford Immunotec Global PLC†	20,500	268,140

		945,196

Diagnostic Kits — 0.6%
IDEXX Laboratories, Inc.†	29,400	4,390,890

Dialysis Centers — 0.9%
DaVita HealthCare Partners, Inc.†	83,100	6,359,643

Distribution/Wholesale — 0.2%
MWI Veterinary Supply, Inc.†	7,700	1,258,334

Diversified Manufacturing Operations — 2.3%
Danaher Corp.	199,500	16,670,220

Diversified Operations — 0.1%
Horizon Pharma PLC†#	42,700	545,706

Drug Delivery Systems — 0.3%
Catalent, Inc.†	57,900	1,666,941
Flamel Technologies SA ADR†	57,800	825,962

		2,492,903

Electronic Measurement Instruments — 2.3%
Agilent Technologies, Inc.	279,500	11,945,830
Keysight Technologies, Inc.†	142,150	5,003,680

		16,949,510

Enterprise Software/Service — 0.2%
Veeva Systems, Inc., Class A†#	37,400	1,228,590

Heart Monitors — 0.2%
HeartWare International, Inc.†#	18,125	1,332,731

Human Resources — 0.3%
Team Health Holdings, Inc.†	41,600	2,377,856

Instruments - Controls — 0.3%
Mettler-Toledo International, Inc.†	7,700	2,258,102

Instruments - Scientific — 1.0%
FEI Co.	50,900	4,359,076
Thermo Fisher Scientific, Inc.	21,100	2,728,019

		7,087,095

Insurance - Life/Health — 0.1%
Odontoprev SA	159,400	599,727

Medical Imaging Systems — 0.0%
Novadaq Technologies, Inc.†#	21,387	306,903

Medical Information Systems — 0.5%
athenahealth, Inc.†#	30,800	3,612,840

Medical Instruments — 2.8%
Bruker Corp.†	95,300	1,827,854
DexCom, Inc.†	31,600	1,626,136
Intuitive Surgical, Inc.†	22,860	11,836,222
St Jude Medical, Inc.	28,500	1,936,860

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Thoratec Corp.†	108,300	$3,377,877

		20,604,949

Medical Products — 8.0%
Aspen Pharmacare Holdings, Ltd.	98,139	3,542,844
Becton Dickinson and Co.	105,100	14,748,683
CareFusion Corp.†	31,700	1,875,689
China Medical System Holdings, Ltd.#	1,266,500	2,145,974
Cooper Cos., Inc.	39,700	6,705,330
Covidien PLC	114,300	11,544,300
EnteroMedics, Inc.†#	105,150	146,158
Henry Schein, Inc.†	38,600	5,295,920
Sirona Dental Systems, Inc.†	97,900	8,457,581
Teleflex, Inc.	12,100	1,441,715
Tornier NV†#	95,500	2,548,895
Wright Medical Group, Inc. CVR†	7,700	33,880

		58,486,969

Medical - Biomedical/Gene — 26.0%
Abcam PLC	182,417	1,252,468
Acceleron Pharma, Inc.†#	63,200	2,448,368
Acorda Therapeutics, Inc.†	10,075	367,234
Alexion Pharmaceuticals, Inc.†	178,240	34,738,976
Alnylam Pharmaceuticals, Inc.†	3,800	382,090
Avalanche Biotechnologies, Inc.†#	9,700	383,053
Avalanche Biotechnologies, Series B(1)(2)(3)	32,097	1,204,135
Biogen Idec, Inc.†	53,700	16,522,953
BioMarin Pharmaceutical, Inc.†	61,800	5,544,696
Bluebird Bio, Inc.†	28,800	1,187,424
Celgene Corp.†	73,280	8,331,203
Celladon Corp.†#	53,000	650,840
Exelixis, Inc.†#	409,200	679,272
Five Prime Therapeutics, Inc.†	24,600	505,776
Gilead Sciences, Inc.†	353,600	35,473,152
Illumina, Inc.†	7,700	1,469,853
Incyte Corp.†	229,000	17,300,950
Insmed, Inc.†	20,300	286,433
Intercept Pharmaceuticals, Inc.†#	5,458	784,478
Intrexon Corp.†#	9,500	252,035
Isis Pharmaceuticals, Inc.†#	56,700	2,936,493
Medicines Co.†	86,350	2,315,044
Novavax, Inc.†#	343,000	1,831,620
Prothena Corp. PLC†	78,787	1,909,797
Puma Biotechnology, Inc.†	73,124	16,600,611
Regeneron Pharmaceuticals, Inc.†	31,400	13,065,854
Sophiris Bio, Inc. (NASDAQ)†	71,200	168,744
Sophiris Bio, Inc. (TSX)†	7,028	16,625
Sunesis Pharmaceuticals, Inc.†	175,200	409,968
Theravance Biopharma, Inc.†#	11,700	185,094
Ultragenyx Pharmaceutical, Inc.†#	26,932	1,173,966
United Therapeutics Corp.†	31,751	4,209,230
Versartis, Inc.†#	12,000	216,240
Vertex Pharmaceuticals, Inc.†	128,594	15,158,661
Zeneca, Inc. CVR(1)(2)(4)	23,110	58,699

		190,022,035

Medical - Drugs — 19.5%
AbbVie, Inc.	189,600	13,120,320
ACADIA Pharmaceuticals, Inc.†#	150,400	4,492,448
Achaogen, Inc.†	19,200	177,024
Alkermes PLC†	200,600	11,037,012
Allergan, Inc.	131,600	28,147,924
Array BioPharma, Inc.†	432,800	1,744,184
Arseus NV#	36,118	1,485,545
Astellas Pharma, Inc.	125,500	1,805,246
Bristol-Myers Squibb Co.	62,400	3,684,720

112

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Chimerix, Inc.†#	49,200	$1,733,808
Clovis Oncology, Inc.†#	60,800	2,892,864
Eli Lilly & Co.	169,900	11,573,588
FibroGen, Inc.†	33,300	754,245
Immune Design Corp.†#	18,700	594,847
Infinity Pharmaceuticals, Inc.†	20,500	307,705
Ironwood Pharmaceuticals, Inc.†	23,900	330,776
Jazz Pharmaceuticals PLC†	14,600	2,585,514
Mallinckrodt PLC†	21,544	1,986,788
Merck & Co., Inc.	58,600	3,539,440
Natco Pharma, Ltd.	9,801	215,589
Novartis AG	15,900	1,539,373
Novartis AG ADR	17,200	1,662,380
Ophthotech Corp.†#	28,300	1,221,145
Orexigen Therapeutics, Inc.†#	337,000	1,951,230
Pacira Pharmaceuticals, Inc.†	77,000	7,232,610
Receptos, Inc.†	10,300	1,393,590
Relypsa, Inc.†	10,100	251,389
Salix Pharmaceuticals, Ltd.†#	35,100	3,604,419
Supernus Pharmaceuticals, Inc.†	46,600	412,876
Takeda Pharmaceutical Co., Ltd.#	58,000	2,430,066
TESARO, Inc.†#	69,472	2,397,479
Valeant Pharmaceuticals International, Inc.†	146,833	21,356,860
Vanda Pharmaceuticals, Inc.†#	155,000	2,019,650
Zoetis, Inc.	52,500	2,358,825
ZS Pharma Inc†#	14,200	610,032

		142,651,511

Medical - Generic Drugs — 4.4%
Actavis PLC†	85,079	23,023,228
Teva Pharmaceutical Industries, Ltd. ADR	153,700	8,757,826

		31,781,054

Medical - HMO — 10.5%
Aetna, Inc.	263,300	22,970,292
Anthem, Inc.	55,600	7,111,796
Centene Corp.†	10,900	1,076,593
Cigna Corp.	55,100	5,669,239
Humana, Inc.	115,000	15,866,550
UnitedHealth Group, Inc.	222,100	21,905,723
WellCare Health Plans, Inc.†	30,200	2,226,948

		76,827,141

Medical - Hospitals — 3.4%
Acadia Healthcare Co., Inc.†	26,580	1,648,226
Adeptus Health, Inc., Class A†#	12,100	368,324
Community Health Systems, Inc.†	33,300	1,567,764
HCA Holdings, Inc.†	175,800	12,251,502
Mediclinic International, Ltd.	108,168	918,529
Universal Health Services, Inc., Class B	76,900	8,045,278

		24,799,623

Medical - Outpatient/Home Medical — 0.4%
Air Methods Corp.†	57,900	2,569,602

Medical - Wholesale Drug Distribution — 3.7%
Cardinal Health, Inc.	44,500	3,657,455
McKesson Corp.	109,100	22,993,916

		26,651,371

Pharmacy Services — 0.3%
Diplomat Pharmacy, Inc.†	30,500	819,230
Diplomat Pharmacy, Inc.†(1)(2)(3)	59,500	1,518,262

		2,337,492

Security Description	Shares	Value (Note 2)

Physicians Practice Management — 0.5%
Envision Healthcare Holdings, Inc.†	21,500	$760,240
MEDNAX, Inc.†	48,900	3,200,994

		3,961,234

Retail - Convenience Store — 0.1%
CP ALL PCL	494,800	663,049

Retail - Drug Store — 1.5%
CVS Health Corp.	30,000	2,740,800
Rite Aid Corp.†	1,429,000	7,830,920

		10,571,720

Therapeutics — 4.8%
AVANIR Pharmaceuticals, Inc.†#	609,717	9,096,978
Calithera Biosciences, Inc.†	11,700	124,839
Calithera Biosciences, Inc.(1)(2)(3)	16,555	167,810
Dyax Corp.†	95,100	1,335,204
Neurocrine Biosciences, Inc.†	254,235	5,066,903
Nevro Corp.†	9,400	253,706
Otonomy, Inc.†	13,500	324,135
Pharmacyclics, Inc.†	128,600	17,925,554
Portola Pharmaceuticals, Inc.†	13,700	385,244

		34,680,373

Wireless Equipment — 0.4%
GN Store Nord A/S	145,601	3,111,674

Total Common Stocks
(cost $443,529,830)		708,283,742

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Medical Information Systems — 0.0%
Doximity, Inc. Series C(1)(2)(4)	64,785	312,316

Medical - Biomedical/Gene — 0.0%
Spark Therapeutics, Inc. Series B 8.00%(1)(2)(4)	94,594	152,296

Therapeutics — 0.1%
Bellicum Pharmaceuticals, Inc. Series C(1)(2)(4)	42,577	232,044
Seres Health, Inc. Series C(1)(2)(4)	20,906	254,284

		486,328

Total Convertible Preferred Securities
(cost $950,940)		950,940

WARRANTS — 0.0%
Medical Products — 0.0%
EnteroMedics, Inc. Expires 09/28/2016 (Strike price $1.90)	6,300	1,972
Enteromedics, Inc. Expires 06/13/2016 (Strike price $2.19)	42,300	9,251

		11,223

Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 (Strike price $27.70)(1)(2)	1,305	6

Therapeutics — 0.0%
Bellicum Pharmaceuticals, Inc. Expires 08/22/2019(1)(2)(4)	27,675	0

Total Warrants
(cost $1,632)		11,229

113

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.0%
Heart Monitors — 0.0%
HeartWare International, Inc. Senior Notes 3.50% due 12/15/2017 (cost $69,849)	$71,000	$74,460

Total Long-Term Investment Securities
(cost $444,552,251)		709,320,371

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Registered Investment Companies — 7.9%
State Street Navigator Securities Lending Prime Portfolio(5)	37,137,028	37,137,028
T. Rowe Price Reserve Investment Fund	20,499,087	20,499,087

Total Short-Term Investment Securities
(cost $57,636,115)		57,636,115

TOTAL INVESTMENTS
(cost $502,188,366)(6)	105.0%	766,956,486
Liabilities in excess of other assets	(5.0)	(36,790,400)

NET ASSETS	100.0%	$730,166,086

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2014, the Health Sciences Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Avalanche Biotechnologies, Inc. Series B	04/16/2014	32,097	$241,690	$1,204,135	$37.52	0.2%
Calithera Biosciences, Inc.	10/07/2013	14,099	118,568
	07/01/2014	2,456	20,654

		16,555	139,222	167,810	10.14	0.0%

Diplomat Pharmacy, Inc.	01/23/2014	59,500	996,240	1,518,262	25.52	0.2%
Zeneca, Inc. CVR	07/19/2013	23,110	–	58,699	2.54	0.0%
Convertible Preferred Securities
Bellicum Pharmaceuticals, Inc. Series C	08/22/2014	42,577	232,045	232,044	5.45	0.0%
Doximity, Inc. Series C	04/10/2014	64,785	312,316	312,316	4.82	0.1%
Spark Therapeutics, Inc. Series B 8.00%	05/23/2014	94,594	152,296	152,296	1.61	0.0%
Seres Health, Inc. Series C	11/24/2014	20,906	254,284	254,284	12.16	0.0%
Warrants
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 Strike price $27.70	10/05/2009	1,305	1,631	6	0.00	0.0%
Bellicum Pharmaceuticals, Inc. Expires 08/22/2019	08/22/2014	27,675	–	0	0.00	0.0%

				$3,899,852		0.5%

(2)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $3,899,852 representing 0.5% of net assets.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	At November 30, 2014, the Fund had loaned securities with a total value of $35,753,449. This was secured by collateral of $37,137,028, which was received in cash and subsequently invested in short-term investments currently valued at $37,137,028 as reported in the portfolio of investments.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVR—Contingent Value Right

NASDAQ—NASDAQ Stock Market

TSX—Toronto Stock Exchange

114

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Open call option contracts written at November 30, 2014 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2014	Unrealized Appreciation/ (Depreciation)
Chimerix, Inc.	Feb-15	$35.00	27	$14,289	$12,690	$1,599
Chimerix, Inc.	Feb-15	40.00	33	16,621	9,570	7,051
Gilead Sciences, Inc.	Jan-15	105.00	65	32,446	17,875	14,571
Gilead Sciences, Inc.	Jan-15	110.00	97	33,779	14,113	19,666
Puma Biotechnology, Inc.	Jan-15	330.00	32	71,856	3,040	68,816
Puma Biotechnology, Inc.	Jan-15	350.00	20	35,873	1,150	34,723

			274	$204,864	$58,438	$146,426

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	$188,759,201	$1,204,135	$58,699	$190,022,035
Pharmacy Services	819,230	1,518,262	—	2,337,492
Therapeutics	34,512,563	167,810	—	34,680,373
Other Industries	481,243,842	—	—	481,243,842
Convertible Preferred Securities	—	—	950,940	950,940
Warrants:
Therapeutics	—	—	0	0
Other Industries	—	11,229	—	11,229
Convertible Bonds & Notes	—	74,460	—	74,460
Short-Term Investment Securities	57,636,115	—	—	57,636,115

Total Investments at Value	$762,970,951	$2,975,896	$1,009,639	$766,956,486

Other Financial Instruments:†
Open Call Option Contracts Written	$146,426	$—	$—	$146,426

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are value at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

115

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

United States Treasury Notes	32.1%
United States Treasury Bonds	21.8
Diversified Banking Institutions	11.3
Sovereign	11.1
Time Deposits	3.0
Insurance — Life/Health	2.7
Banks — Commercial	2.2
Insurance — Multi-line	2.0
Finance — Consumer Loans	1.3
Federal National Mtg. Assoc.	1.1
Diversified Financial Services	1.1
Federal Home Loan Mtg. Corp.	1.1
Registered Investment Companies	1.0
Banks — Super Regional	1.0
Electric — Integrated	0.7
Special Purpose Entities	0.7
SupraNational Banks	0.7
Telephone — Integrated	0.5
Oil Companies — Integrated	0.5
Steel — Producers	0.5
Banks — Money Center	0.5
Gold Mining	0.5
Telecom Services	0.4
Auto — Cars/Light Trucks	0.3
Retail — Drug Store	0.2
Federal Home Loan Bank	0.2
Oil & Gas Drilling	0.2
Banks — Fiduciary	0.2
Insurance — Reinsurance	0.2
Steel — Specialty	0.2
Government National Mtg. Assoc.	0.2
Paper & Related Products	0.1
Metal — Diversified	0.1
Finance — Credit Card	0.1
Finance — Auto Loans	0.1
Steel Pipe & Tube	0.1
Pipelines	0.1
Metal — Copper	0.1
Petrochemicals	0.1
Finance — Investment Banker/Broker	0.1

100.4%

Credit Quality†#

Aaa	71.7%
Aa	6.0
A	7.1
Baa	8.0
Ba	3.3
B	0.4
Not Rated@	3.5

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

116

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 0.3%
Diversified Financial Services — 0.3%
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.16% due 06/17/2031*	$800,000	$790,218
JPMorgan Chase Commercial Mtg. Securities Trust FRS Series 2014-FBLU, Class B 1.66% due 12/15/2028*(1)	500,000	500,321

Total Asset Backed Securities
(cost $1,303,125)		1,290,539

U.S. CORPORATE BONDS & NOTES — 15.6%
Auto - Cars/Light Trucks — 0.3%
Toyota Motor Credit Corp. Senior Notes 0.75% due 03/05/2017(2)	1,700,000	1,696,666

Banks - Commercial — 0.2%
Zions Bancorporation FRS Sub. Notes 5.65% due 11/15/2023	1,100,000	1,143,203

Banks - Super Regional — 0.6%
Fifth Third Bancorp FRS Sub. Notes 0.65% due 12/20/2016	700,000	697,584
Wells Fargo & Co. FRS Senior Notes 3.20% due 03/31/2021	2,000,000	2,076,362

		2,773,946

Diversified Banking Institutions — 7.6%
Bank of America Corp. FRS Senior Notes 1.27% due 01/15/2019#	1,425,000	1,442,238
Bank of America Corp. FRS Senior Notes 2.80% due 11/19/2024	2,000,000	2,000,000
Bank of America Corp. FRS Senior Notes 3.80% due 02/18/2020	1,600,000	1,618,400
Citigroup, Inc. FRS Senior Notes 0.72% due 08/14/2017	1,000,000	998,143
Citigroup, Inc. FRS Senior Notes 1.00% due 11/24/2017	1,046,000	1,046,908
Citigroup, Inc. FRS Senior Notes 2.70% due 09/29/2024	2,000,000	1,945,600
Citigroup, Inc. FRS Senior Notes 4.20% due 03/30/2020	3,000,000	3,183,270
Goldman Sachs Group, Inc. FRS Senior Notes 1.33% due 11/15/2018	2,000,000	2,024,768
Goldman Sachs Group, Inc. FRS Senior Notes 3.10% due 08/30/2023	4,000,000	3,960,672
JPMorgan Chase & Co. FRS Senior Notes 0.68% due 11/18/2016	1,045,000	1,044,583
JPMorgan Chase & Co. FRS Senior Notes 2.16% due 06/23/2016	2,000,000	2,003,000
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	360,000	358,646

Security Description	Principal Amount**	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Senior Notes 2.91% due 12/20/2023	$2,000,000	$2,013,600
JPMorgan Chase & Co. FRS Senior Notes 3.66% due 02/25/2021	1,000,000	1,029,400
JPMorgan Chase & Co. FRS Senior Notes 3.74% due 04/28/2020	2,000,000	2,123,200
Morgan Stanley FRS Senior Notes 1.48% due 02/25/2016	1,400,000	1,415,922
Morgan Stanley FRS Senior Notes 3.25% due 08/24/2023	468,000	470,340
Morgan Stanley FRS Senior Notes 3.70% due 12/15/2019	1,813,000	1,919,514
Morgan Stanley FRS Senior Notes 3.70% due 01/24/2020	2,203,000	2,266,336
Morgan Stanley FRS Senior Notes 3.70% due 04/25/2023	3,870,000	3,930,720
Morgan Stanley FRS Senior Notes 3.70% due 06/09/2023	664,000	672,300
Morgan Stanley Senior Notes 5.40% due 05/15/2015*(3)	BRL 1,632,500	639,672

		38,107,232

Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	830,000	841,228
Morgan Stanley & Co. LLC FRS Senior Notes 3.70% due 02/11/2020	2,000,000	2,031,080

		2,872,308

Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC FRS Senior Notes 1.01% due 01/17/2017	500,000	502,423

Finance - Consumer Loans — 0.9%
SLM Corp. FRS Senior Notes 3.50% due 06/15/2015	424,000	423,856
SLM Corp. FRS Senior Notes 3.85% due 12/15/2020	1,317,000	1,227,365
SLM Corp. FRS Senior Notes 3.95% due 05/03/2019	3,176,000	3,088,914

		4,740,135

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 0.00% due 04/14/2011†	400,000	57,500
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	83,810
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	143,750

		285,060

117

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health — 1.8%
Allstate Life Global Funding Trusts FRS Senior Sec. Notes 2.55% due 11/25/2016	$1,744,000	$1,785,158
Pacific Life Global Funding FRS Senior Notes 3.78% due 06/02/2018*	300,000	292,797
Pacific Life Global Funding FRS Bonds 3.88% due 02/06/2016*	4,500,000	4,556,250
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	351,683
Prudential Financial, Inc. FRS Senior Notes 4.41% due 05/23/2018	2,000,000	2,108,000

		9,093,888

Insurance - Multi-line — 1.1%
Monumental Global Funding III FRS Senior Sec. Notes 3.88% due 05/22/2018*	5,000,000	5,466,597

Metal - Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	352,000	354,145

Oil Companies - Integrated — 0.2%
Chevron Corp. FRS Senior Notes 0.64% due 11/15/2019	1,200,000	1,198,819

Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	300,000	331,092
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	337,000	340,581

		671,673

Pipelines — 0.1%
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	456,000	456,959

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. FRS Company Guar. Notes 0.68% due 05/18/2016	1,200,000	1,201,206

Special Purpose Entity — 0.4%
Hartford Life Institutional Funding FRS Senior Sec. Notes 3.96% due 05/08/2018*	2,000,000	2,007,500

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	192,000	190,258
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	270,000	266,920

		457,178

Steel - Producers — 0.5%
Glencore Funding LLC FRS Company Guar. Notes 1.59% due 01/15/2019*	2,400,000	2,441,491

Security Description	Principal Amount**	Value (Note 2)

Steel - Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	$815,000	$822,043

Telecom Services — 0.4%
Qwest Corp. Senior Notes 7.20% due 11/10/2026#	2,000,000	2,007,174

Total U.S. Corporate Bonds & Notes
(cost $77,332,157)		78,299,646

FOREIGN CORPORATE BONDS & NOTES — 7.2%
Banks - Commercial — 1.7%
Banco Santander Chile FRS Senior Notes 1.13% due 04/11/2017*	800,000	796,290
Barclays Bank PLC FRS Senior Notes 2.49% due 03/10/2017	2,466,000	2,437,641
BNP Paribas LLC FRS Senior Notes 2.99% due 04/03/2017	674,000	680,740
Industrial & Commercial Bank of China, Ltd. FRS Senior Notes 1.42% due 11/13/2017	1,800,000	1,799,462
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,600,000	1,594,327
Royal Bank of Canada FRS Senior Notes 0.56% due 01/23/2017	1,000,000	1,001,921

		8,310,381

Banks - Money Center — 0.3%
ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022	1,000,000	1,090,000
Royal Bank of Scotland NV Company Guar. Notes 4.65% due 06/04/2018	300,000	314,798

		1,404,798

Diversified Banking Institutions — 2.7%
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.45% due 03/31/2018	2,000,000	2,027,120
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)	10,000,000	9,820,000
UBS AG VRS Notes 4.75% due 05/22/2023	1,800,000	1,820,250

		13,667,370

Electric - Integrated — 0.1%
EDP Finance BV Senior Notes 4.13% due 01/15/2020*	519,000	526,458

Gold Mining — 0.5%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	600,000	604,794
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	462,000	460,740

118

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Kinross Gold Corp. Company Guar. Notes 5.13% due 09/01/2021#	$475,000	$456,021
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	768,000	733,986

		2,255,541

Metal - Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	600,000	625,168

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	600,000	597,677
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020#	600,000	593,726

		1,191,403

Oil Companies - Integrated — 0.3%
Petrobras Global Finance BV FRS Company Guar. Notes 1.85% due 05/20/2016	1,000,000	973,800
Petrobras Global Finance BV FRS Company Guar. Notes 2.37% due 01/15/2019	500,000	475,050

		1,448,850

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	320,000	313,600

SupraNational Banks — 0.7%
Inter-American Development Bank FRS Senior Notes 0.16% due 10/15/2017	500,000	497,659
Inter-American Development Bank FRS Notes 0.27% due 01/15/2019	250,000	250,193
International Bank for Reconstruction & Development FRS Notes 0.83% due 11/26/2019(3)	2,600,000	2,600,000

		3,347,852

Telephone - Integrated — 0.5%
Telefonica Emisiones SAU FRS Company Guar. Notes 0.88% due 06/23/2017	1,200,000	1,196,669
Telefonica Emisiones SAU Company Guar. Notes 4.95% due 01/15/2015	1,500,000	1,506,769

		2,703,438

Total Foreign Corporate Bonds & Notes
(cost $36,169,079)		35,794,859

U.S. GOVERNMENT AGENCIES — 2.6%
Federal Home Loan Bank — 0.2%
Federal Home Loan Bank FRS 0.79% due 07/23/2019	1,200,000	1,200,528

Federal Home Loan Mtg. Corp. — 1.1%
Federal Home Loan Mtg. Corp. REMIC
Series 4012, Class NF
0.60% due 12/15/2038 FRS(4)	1,438,944	1,455,279

Security Description	Principal Amount**	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 3925, Class FL
0.60% due 01/15/2041 FRS(4)	$1,387,343	$1,401,199
Series 4001, Class FM
0.65% due 02/15/2042 FRS(4)	736,214	742,428
Series 3355, Class BF
0.85% due 08/15/2037 FRS(4)	899,028	913,802
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.36% due 02/25/2024(4)	725,000	712,884

		5,225,592

Federal National Mtg. Assoc. — 1.1%
Federal National Mtg. Assoc. REMIC
Series 2012-93, Class BF
0.56% due 09/25/2042 FRS(4)	2,074,038	2,084,939
Series 2011-103, Class FD
0.61% due 05/25/2040 FRS(4)	3,541,849	3,560,656

		5,645,595

Government National Mtg. Assoc. — 0.2%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.70% due 02/16/2040(4)	745,092	754,136

Total U.S. Government Agencies
(cost $12,772,920)		12,825,851

U.S. GOVERNMENT TREASURIES — 53.9%
United States Treasury Bonds TIPS(5) — 21.8%
1.38% due 02/15/2044	3,319,258	3,689,561
1.75% due 01/15/2028	20,337,622	23,175,351
2.00% due 01/15/2026	9,605,993	11,121,184
2.13% due 02/15/2040	2,643,024	3,383,895
2.13% due 02/15/2041	5,075,916	6,541,191
2.38% due 01/15/2025	3,788,250	4,497,365
2.50% due 01/15/2029	9,423,440	11,757,947
3.63% due 04/15/2028	13,244,850	18,327,561
3.88% due 04/15/2029	18,460,725	26,577,684

		109,071,739

United States Treasury Notes — 32.1%
0.07% due 01/31/2016 FRS	1,000,000	999,866
0.13% due 04/15/2016 TIPS(5)	12,239,273	12,319,587
0.13% due 04/15/2017 TIPS(5)	14,550,925	14,733,946
0.13% due 04/15/2018 TIPS(5)	15,033,620	15,185,129
0.13% due 04/15/2019 TIPS(5)	5,465,058	5,490,678
0.13% due 07/15/2022 TIPS(5)	1,035,060	1,024,387
0.13% due 01/15/2023 TIPS(5)	13,405,730	13,147,040
0.13% due 07/15/2024 TIPS(5)	4,260,370	4,149,200
0.50% due 04/15/2015 TIPS(5)	15,376,900	15,291,604
0.63% due 07/15/2021 TIPS(5)	1,056,090	1,087,443
0.63% due 01/15/2024 TIPS(5)	1,989,234	2,023,890
1.13% due 01/15/2021 TIPS(5)	7,072,650	7,476,010
1.25% due 07/15/2020 TIPS(5)	3,274,290	3,497,096
1.38% due 07/15/2018 TIPS(5)	10,927,719	11,617,531
1.38% due 01/15/2020 TIPS(5)	6,604,260	7,050,563
1.63% due 01/15/2015 TIPS(5)	6,494,578	6,477,328
1.88% due 07/15/2015 TIPS(5)	15,908,360	16,117,157
1.88% due 07/15/2019 TIPS(5)	1,672,170	1,825,931
2.00% due 01/15/2016 TIPS(5)	5,996,250	6,158,802
2.38% due 01/15/2017 TIPS(5)	4,721,200	5,018,489
2.63% due 07/15/2017 TIPS(5)	9,187,680	9,976,525

		160,668,202

Total U.S. Government Treasuries
(cost $252,032,877)		269,739,941

119

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount**/ Shares		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS — 11.1%
Sovereign — 11.1%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015(5)	BRL	10,214,182	$4,055,543
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(5)	BRL	8,957,626	3,575,723
Commonwealth of Australia Bonds 2.50% due 09/20/2030(5)	AUD	3,067,350	3,182,551
Commonwealth of Australia Bonds 3.00% due 09/20/2025(5)	AUD	16,004,800	16,766,167
Government of Canada Bonds 1.50% due 12/01/2044(5)	CAD	1,197,031	1,296,799
Government of Canada Bonds 4.25% due 12/01/2021(5)	CAD	17,958,649	20,414,050
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2029(5)	GBP	2,723,124	4,781,969
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2044(5)	GBP	637,512	1,230,284

Total Foreign Government Obligations
(cost $58,771,013)			55,303,086

PREFERRED SECURITIES — 1.7%
Banks - Commercial — 0.1%
HSBC USA, Inc. FRS Series F 3.50%#		20,000	448,400

Banks - Fiduciary — 0.1%
State Street Corp. 6.00%		20,000	500,400

Banks - Money Center — 0.1%
UBS Preferred Funding Trust IV FRS 0.87%#		21,000	396,690

Electric - Integrated — 0.2%
Southern California Edison Co. FRS 4.67%#		10,000	1,016,500

Finance - Consumer Loans — 0.4%
SLM Corp. FRS 3.99%#		53,000	1,310,160
SLM Corp. FRS 4.04%		33,871	830,856

			2,141,016

Insurance - Life/Health — 0.8%
Principal Financial Group, Inc. FRS 5.56%		6,000	609,000
Prudential Financial, Inc. FRS 4.53%		138,486	3,646,336

			4,255,336

Total Preferred Securities
(cost $8,499,390)			8,758,342

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.0%
Banks - Commercial — 0.2%
Banco do Brasil SA VRS 9.00% due 06/18/2024*(6)		800,000	784,000

Security Description	Principal Amount**/ Shares	Value (Note 2)

Banks - Fiduciary — 0.1%
UBS Preferred Funding Trust V FRS 6.24% due 05/15/2016(6)	$600,000	$622,500

Banks-Money Center — 0.1%
RBS Capital Trust IV FRS 2.03% due 03/30/2015(6)	500,000	485,000

Banks - Super Regional — 0.4%
PNC Preferred Funding Trust II FRS 1.46% due 03/15/2017*(6)	1,000,000	955,630
Wachovia Capital Trust III FRS Ltd. 5.57% due 01/12/2015(6)	1,049,000	1,014,907

		1,970,537

Diversified Banking Institutions — 1.0%
BAC Capital Trust XIV FRS Ltd. 4.00% due 12/29/2014(6)	1,800,000	1,400,634
Credit Agricole SA 9.75% due 12/26/2014(6)	1,674,000	1,682,370
Credit Suisse Group AG VRS 1.00% due 12/18/2024*(6)	500,000	486,250
Deutsche Bank AG VRS 7.50% due 04/30/2025(6)	600,000	603,275
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	135,000	136,519
Societe Generale SA VRS 6.00% due 01/27/2020*#(6)	700,000	660,940

		4,969,988

Diversified Financial Services — 0.2%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	1,000,000	1,072,500

Electric - Integrated — 0.4%
Dominion Resources, Inc. FRS 2.53% due 09/30/2066	1,200,000	1,127,564
NextEra Energy Capital Holdings, Inc. FRS 6.35% due 10/01/2066	1,000,000	989,500

		2,117,064

Finance - Credit Card — 0.1%
American Express Co. FRS 5.20% due 11/15/2019(6)	525,000	530,633

Insurance - Life/Health — 0.1%
Dai-ichi Life Insurance Co., Ltd. FRS 5.10% due 10/18/2024*(6)	460,000	476,675

Insurance - Multi-line — 0.9%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	1,150,000	761,875
XL Group PLC FRS 6.50% due 04/15/2017(6)	4,083,000	3,940,095

		4,701,970

Insurance - Reinsurance — 0.2%
Swiss Re Capital I LP FRS 6.85% due 05/25/2016*(6)	1,000,000	1,057,500

Special Purpose Entity — 0.3%
Goldman Sachs Capital III FRS 4.00% due 01/12/2015(6)	1,900,000	1,417,875

Total Preferred Securities/Capital Securities
(cost $20,857,934)		20,206,242

Total Long-Term Investment Securities
(cost $467,738,495)		482,218,506

120

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Prime Portfolio(7)	$4,901,130	$4,901,130

Time Deposits — 3.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	15,005,000	15,005,000

Total Short-Term Investment Securities
(cost $19,906,130)		19,906,130

TOTAL INVESTMENTS
(cost $487,644,625)(8)	100.4%	502,124,636
Liabilities in excess of other assets	(0.4)	(1,763,857)

NET ASSETS	100.0%	$500,360,779

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $26,845,266 representing 5.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Commercial Mortgage Backed Security
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2014.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	At November 30, 2014, the Fund had loaned securities with a total value of $4,789,485. This was secured by collateral of $4,901,130, which was received in cash and subsequently invested in short-term investments currently valued at $4,901,130 as reported in the portfolio of investments.
(8)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Dollar

CAD—Canadian Dollar

GBP—British Pound

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$1,290,539	$—	$1,290,539
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	34,528,924	3,578,308	38,107,232
Other Industries	—	40,192,414	—	40,192,414
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	3,847,370	9,820,000	13,667,370
SupraNational Banks	—	747,852	2,600,000	3,347,852
Other Industries	—	18,779,637	—	18,779,637
U.S. Government Agencies	—	12,825,851	—	12,825,851
U.S. Government Treasuries	—	269,739,941	—	269,739,941
Foreign Government Obligations	—	55,303,086	—	55,303,086
Preferred Securities	8,758,342	—	—	8,758,342
Preferred Securities/Capital Securities	—	20,206,242	—	20,206,242
Short-Term Investment Securities:
Registered Investment Companies	4,901,130	—	—	4,901,130
Time Deposits	—	15,005,000	—	15,005,000

Total Investments at Value	$13,659,472	$472,466,856	$15,998,308	$502,124,636

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

121

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2014	$725,053	$11,751,600
Accrued discounts	299	709
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	120,000
Change in unrealized depreciation(1)	(85,681)	(25,189)
Net purchases	—	2,600,000
Net sales	—	—
Transfers into Level 3	2,938,637	—
Transfers out of Level 3	—	(2,027,120)

Balance as of 11/30/2014	$3,578,308	$12,420,000

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at November 30, 2014 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(85,681)	$120,000

Any difference between the change in unrealized appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2014.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/14	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Foreign Corporate Bonds & Notes	$2,600,000	Market Approach under the Valuation Technique	Transaction Price*	$100.000

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

The Fund’s other securities classified as Level 3, with a fair value of $13,398,308 at November 30, 2014, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

122

VALIC Company I International Equities Index Fund**

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	9.3%
Banks — Commercial	9.0
Diversified Banking Institutions	5.6
Registered Investment Companies	5.2
Oil Companies — Integrated	4.2
Auto — Cars/Light Trucks	4.1
Telephone — Integrated	3.2
Food — Misc./Diversified	3.0
Electric — Integrated	2.4
Insurance — Multi-line	2.1
Insurance — Life/Health	1.9
Chemicals — Diversified	1.7
Brewery	1.7
Tobacco	1.5
Repurchase Agreements	1.5
Real Estate Investment Trusts	1.4
Food — Retail	1.4
Cosmetics & Toiletries	1.4
Diversified Minerals	1.3
Real Estate Operations & Development	1.2
Transport — Rail	1.2
Metal — Diversified	1.1
Gas — Distribution	1.1
Diversified Manufacturing Operations	1.0
Cellular Telecom	0.9
Auto/Truck Parts & Equipment — Original	0.9
Retail — Apparel/Shoe	0.8
Electronic Components — Misc.	0.8
Beverages — Wine/Spirits	0.8
Oil Companies — Exploration & Production	0.8
Import/Export	0.7
Soap & Cleaning Preparation	0.7
Insurance — Property/Casualty	0.7
Telecom Services	0.6
Industrial Gases	0.6
Retail — Jewelry	0.6
Diversified Operations	0.6
Real Estate Management/Services	0.6
Steel — Producers	0.6
Finance — Other Services	0.6
Building & Construction Products — Misc.	0.6
Machinery — General Industrial	0.5
Insurance — Reinsurance	0.5
Electric Products — Misc.	0.5
Rubber — Tires	0.5
Building Products — Cement	0.5
Wireless Equipment	0.5
Enterprise Software/Service	0.5
Aerospace/Defense	0.5
Aerospace/Defense — Equipment	0.5
Machinery — Construction & Mining	0.5
Office Automation & Equipment	0.5
Transport — Services	0.4
Engineering/R&D Services	0.4
Finance — Investment Banker/Broker	0.4
Audio/Video Products	0.4
Semiconductor Equipment	0.4
Chemicals — Specialty	0.4
Machinery — Electrical	0.4
Textile — Apparel	0.4
Medical — Generic Drugs	0.4
Medical Products	0.4
Electronic Components — Semiconductors	0.4
Building — Residential/Commercial	0.4
Casino Hotels	0.3
Agricultural Chemicals	0.3
Building — Heavy Construction	0.3
Power Converter/Supply Equipment	0.3
Investment Companies	0.3

Food — Catering	0.3
Building & Construction — Misc.	0.3
Dialysis Centers	0.3
Hotels/Motels	0.3
Medical — Biomedical/Gene	0.3
Industrial Automated/Robotic	0.3
Metal Processors & Fabrication	0.3
Public Thoroughfares	0.3
Commercial Services	0.3
Publishing — Periodicals	0.3
Water	0.3
Human Resources	0.3
Retail — Major Department Stores	0.2
Airlines	0.2
Distribution/Wholesale	0.2
Investment Management/Advisor Services	0.2
Transport — Marine	0.2
Machinery — Farming	0.2
Advertising Agencies	0.2
U.S. Government Treasuries	0.2
Television	0.2
Photo Equipment & Supplies	0.2
Medical Instruments	0.2
Computer Services	0.2
Electronic Measurement Instruments	0.2
Advertising Services	0.2
Special Purpose Entities	0.2
Optical Supplies	0.2
Security Services	0.2
Diversified Operations/Commercial Services	0.2
Apparel Manufacturers	0.2
Retail — Building Products	0.2
Electric — Transmission	0.2
Web Portals/ISP	0.2
Paper & Related Products	0.2
Oil & Gas Drilling	0.2
Gold Mining	0.2
Auto — Heavy Duty Trucks	0.1
Athletic Footwear	0.1
Cable/Satellite TV	0.1
Oil — Field Services	0.1
Satellite Telecom	0.1
Oil Refining & Marketing	0.1
Finance — Leasing Companies	0.1
Multimedia	0.1
Building Products — Air & Heating	0.1
Machine Tools & Related Products	0.1
Computers — Integrated Systems	0.1
Electronics — Military	0.1
Publishing — Books	0.1
Electric — Generation	0.1
Transactional Software	0.1
Toys	0.1
Commercial Services — Finance	0.1
Diversified Financial Services	0.1
Resorts/Theme Parks	0.1
Telecommunication Equipment	0.1
Containers — Paper/Plastic	0.1
Steel Pipe & Tube	0.1
Retail — Discount	0.1
Metal — Aluminum	0.1
Textile — Products	0.1
Gas — Transportation	0.1
E-Commerce/Products	0.1
Bicycle Manufacturing	0.1
Private Equity	0.1
Retail — Consumer Electronics	0.1
Electric — Distribution	0.1
Retail — Vision Service Center	0.1

123

VALIC Company I International Equities Index Fund**

PORTFOLIO PROFILE — November 30, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Medical — Hospitals	0.1%
Computer Aided Design	0.1
Food — Baking	0.1
Cruise Lines	0.1
Rental Auto/Equipment	0.1
Transport — Truck	0.1
Energy — Alternate Sources	0.1
Computers — Memory Devices	0.1
Appliances	0.1
Applications Software	0.1
Computer Data Security	0.1
Machinery — Pumps	0.1
Tools — Hand Held	0.1
Mining Services	0.1
Diagnostic Kits	0.1
MRI/Medical Diagnostic Imaging	0.1
Motorcycle/Motor Scooter	0.1
Publishing — Newspapers	0.1

104.8%

Country Allocation*

Japan	20.3%
United Kingdom	19.0
Switzerland	9.3
France	9.1
Germany	9.0
Australia	7.2
United States	6.9
Spain	3.6
Netherlands	3.2
Sweden	3.0
Hong Kong	2.7
Italy	2.1
Denmark	1.5
Singapore	1.4
Belgium	1.3
Jersey	1.2
Finland	0.9
Norway	0.6
Israel	0.5
Cayman Islands	0.4
Luxembourg	0.4
Ireland	0.4
Bermuda	0.2
Austria	0.2
Portugal	0.2
New Zealand	0.1
Guernsey	0.1

104.8%

*	Calculated as a percentage of net assets
**	See Note 1

124

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Australia — 7.2%
AGL Energy, Ltd.	52,632	$587,402
ALS, Ltd.#	32,133	137,868
Alumina, Ltd.†	204,834	291,207
Amcor, Ltd.	97,466	1,008,949
AMP, Ltd.	236,425	1,135,155
APA Group#	67,153	449,907
Asciano, Ltd.	79,003	395,461
ASX, Ltd.	15,488	474,658
Aurizon Holdings, Ltd.	167,984	659,252
AusNet Services	136,371	153,242
Australia & New Zealand Banking Group, Ltd.	218,722	5,943,441
Bank of Queensland, Ltd.	28,891	303,009
Bendigo and Adelaide Bank, Ltd.	34,871	379,086
BGP Holdings PLC(1)(2)	835,027	0
BHP Billiton, Ltd.	255,742	6,731,691
Boral, Ltd.	63,451	264,137
Brambles, Ltd.	126,417	1,046,055
Caltex Australia, Ltd.	10,851	279,433
Coca-Cola Amatil, Ltd.	46,151	359,095
Cochlear, Ltd.#	4,598	272,238
Commonwealth Bank of Australia	129,044	8,867,508
Computershare, Ltd.	38,116	374,776
Crown Resorts, Ltd.	29,221	357,715
CSL, Ltd.	37,639	2,645,715
Dexus Property Group	74,932	453,544
Federation Centres#	115,455	272,255
Flight Centre Travel Group, Ltd.#	4,562	157,015
Fortescue Metals Group, Ltd.#	133,223	333,433
Goodman Group#	138,889	644,387
GPT Group	135,606	477,927
Harvey Norman Holdings, Ltd.#	42,901	134,765
Healthscope, Ltd.†	88,491	196,618
Iluka Resources, Ltd.	33,964	198,058
Incitec Pivot, Ltd.	133,905	324,881
Insurance Australia Group, Ltd.	188,527	1,022,341
Leighton Holdings, Ltd.	8,283	141,943
Lend Lease Group	44,357	578,878
Macquarie Group, Ltd.	23,366	1,162,259
Metcash, Ltd.#	74,526	165,589
Mirvac Group#	297,828	444,964
National Australia Bank, Ltd.	188,160	5,221,888
Newcrest Mining, Ltd.†	60,442	532,037
Novion Property Group	170,317	308,831
Orica, Ltd.#	30,095	466,282
Origin Energy, Ltd.	87,739	914,980
Qantas Airways, Ltd.†	43,816	71,617
QBE Insurance Group, Ltd.	107,017	989,385
Ramsay Health Care, Ltd.	10,733	494,769
REA Group, Ltd.#	4,311	166,689
Rio Tinto, Ltd.	34,631	1,742,349
Santos, Ltd.	77,201	663,784
Scentre Group†	418,998	1,237,725
Seek, Ltd.	26,845	390,560
Sonic Healthcare, Ltd.	30,729	456,485
Stockland#	187,170	656,472
Suncorp Group, Ltd.	103,229	1,260,183
Sydney Airport	87,942	332,401
Tabcorp Holdings, Ltd.	60,697	210,819
Tatts Group, Ltd.	112,561	326,757
Telstra Corp., Ltd.	349,427	1,692,588
Toll Holdings, Ltd.	55,621	267,055
TPG Telecom, Ltd.	22,772	143,649
Transurban Group#	139,426	986,342
Treasury Wine Estates, Ltd.	52,241	210,801

Security Description	Shares	Value (Note 2)

Australia (continued)
Wesfarmers, Ltd.†	89,733	$3,164,072
Westfield Corp.†	161,825	1,142,044
Westpac Banking Corp.	247,166	6,848,924
Woodside Petroleum, Ltd.	58,993	1,795,391
Woolworths, Ltd.	100,995	2,675,606
WorleyParsons, Ltd.	16,336	154,644

		75,350,986

Austria — 0.2%
Andritz AG	5,894	318,731
Erste Group Bank AG	22,441	608,170
IMMOFINANZ AG†	77,437	232,312
OMV AG	11,626	336,484
Raiffeisen Bank International AG#	9,429	195,229
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,078	153,217
Voestalpine AG	8,968	372,707

		2,216,850

Belgium — 1.3%
Ageas	17,861	639,175
Anheuser-Busch InBev NV	63,908	7,511,525
Belgacom SA#	12,238	483,405
Colruyt SA	6,018	280,058
Delhaize Group SA	8,371	612,359
Groupe Bruxelles Lambert SA	6,537	591,747
KBC Groep NV†	19,996	1,144,527
Solvay SA	4,771	655,989
Telenet Group Holding NV†	4,256	243,445
UCB SA	10,077	790,948
Umicore SA	8,641	351,590

		13,304,768

Bermuda — 0.2%
Cheung Kong Infrastructure Holdings, Ltd.	48,000	355,904
First Pacific Co., Ltd.	190,000	199,680
Kerry Properties, Ltd.	51,500	184,951
Li & Fung, Ltd.	464,000	516,360
Noble Group, Ltd.	346,000	325,213
NWS Holdings, Ltd.	119,000	219,743
Seadrill, Ltd.#	29,803	425,772
Shangri-La Asia, Ltd.	84,000	116,334
Yue Yuen Industrial Holdings, Ltd.	57,500	206,869

		2,550,826

Cayman Islands — 0.4%
ASM Pacific Technology, Ltd.#	19,200	195,469
HKT Trust and HKT, Ltd.	188,000	235,397
Legal & General Group PLC	477,303	1,841,621
MGM China Holdings, Ltd.	76,400	231,518
Sands China, Ltd.	192,800	1,154,826
WH Group, Ltd.†*	291,000	171,488
Wynn Macau, Ltd.#	125,200	410,073

		4,240,392

Denmark — 1.5%
AP Moeller - Maersk A/S, Series A	306	625,816
AP Moeller - Maersk A/S, Series B	569	1,187,478
Carlsberg A/S, Class B	8,566	763,491
Coloplast A/S, Class B	8,956	776,536
Danske Bank A/S	52,367	1,488,694
DSV A/S	14,552	456,028
ISS A/S†	7,388	208,791
Novo Nordisk A/S, Class B	159,502	7,278,946
Novozymes A/S, Class B	19,325	849,589
Pandora A/S	9,274	823,494

125

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
TDC A/S	64,370	$522,065
Tryg A/S	1,730	199,616
Vestas Wind Systems A/S†	17,750	654,197
William Demant Holding A/S†	1,819	130,554

		15,965,295

Finland — 0.9%
Elisa Oyj	11,633	337,556
Fortum Oyj	35,521	891,931
Kone Oyj, Class B#	24,995	1,150,747
Metso Oyj	9,034	280,238
Neste Oil Oyj#	10,159	241,187
Nokia Oyj	297,898	2,479,811
Nokian Renkaat Oyj#	9,099	257,120
Orion Oyj, Class B	8,034	275,709
Sampo Oyj, Class A	36,039	1,778,934
Stora Enso Oyj, Class R	44,439	393,980
UPM-Kymmene Oyj	42,825	711,383
Wartsila Oyj Abp	11,875	532,234

		9,330,830

France — 9.1%
Accor SA	13,901	656,162
Aeroports de Paris	2,388	293,246
Air Liquide SA	27,606	3,476,234
Alcatel-Lucent†#	226,928	808,415
Alstom SA†	17,292	605,150
Arkema SA#	4,496	306,124
AtoS	6,366	452,539
AXA SA	144,332	3,486,783
BNP Paribas SA	84,709	5,434,598
Bollore SA#	438	216,366
Bouygues SA	13,402	504,535
Bureau Veritas SA	18,042	430,697
Cap Gemini SA	11,541	846,262
Carrefour SA	49,816	1,577,234
Casino Guichard Perrachon SA	4,536	437,365
Christian Dior SA#	4,351	833,748
Cie de St-Gobain	35,890	1,649,663
Cie Generale des Etablissements Michelin	14,981	1,378,491
CNP Assurances	13,857	256,737
Credit Agricole SA	80,183	1,127,919
Danone SA	46,157	3,259,330
Dassault Systemes	10,333	675,911
Edenred	16,484	475,651
Electricite de France SA	19,389	580,827
Essilor International SA	16,330	1,834,843
Eurazeo SA	3,078	214,286
Eutelsat Communications SA	12,236	404,916
Fonciere Des Regions	2,290	218,752
GDF Suez	114,921	2,833,469
Gecina SA	2,250	304,465
Groupe Eurotunnel SA	37,822	489,208
ICADE	2,988	239,177
Iliad SA	2,123	521,725
Imerys SA	2,764	209,106
JCDecaux SA	5,372	176,802
Kering	6,152	1,271,484
Klepierre	8,160	366,439
L’Oreal SA	20,007	3,415,553
Lafarge SA	15,155	1,078,264
Lagardere SCA	9,873	280,097
Legrand SA	21,398	1,122,665
LVMH Moet Hennessy Louis Vuitton SA#	22,187	3,989,251

Security Description	Shares	Value (Note 2)

France (continued)
Natixis SA	74,320	$525,451
Numericable Group SA†	7,753	324,237
Orange SA	148,518	2,617,704
Pernod Ricard SA#	16,999	2,015,983
Peugeot SA†	31,688	406,122
Publicis Groupe SA	14,694	1,079,838
Remy Cointreau SA#	1,938	145,821
Renault SA	15,647	1,256,176
Rexel SA	21,465	397,695
Safran SA	21,518	1,393,095
Sanofi	94,470	9,152,363
Schneider Electric SE	42,011	3,429,192
SCOR SE	12,285	383,531
Societe BIC SA	2,321	309,596
Societe Generale SA	58,191	2,888,317
Sodexo SA	7,652	772,374
Suez Environnement Co.	22,567	400,422
Technip SA	8,090	526,472
Thales SA	7,450	395,552
Total SA	170,800	9,561,561
Unibail-Rodamco SE	7,802	2,062,955
Valeo SA	6,090	749,822
Vallourec SA	8,875	294,466
Veolia Environnement SA	32,927	600,840
Vinci SA#	38,879	2,103,195
Vivendi SA	96,570	2,460,918
Wendel SA	2,577	303,822
Zodiac Aerospace	15,189	503,676

		95,801,685

Germany — 8.4%
adidas AG#	16,815	1,349,527
Allianz SE	36,285	6,250,936
Axel Springer SE	3,198	188,438
BASF SE	73,367	6,665,121
Bayer AG	65,725	9,891,483
Bayerische Motoren Werke AG#	26,295	3,008,499
Beiersdorf AG#	8,125	723,669
Brenntag AG	12,611	694,993
Celesio AG	4,077	135,957
Commerzbank AG†	77,856	1,192,061
Continental AG	8,753	1,842,817
Daimler AG	76,860	6,484,179
Deutsche Annington Immobilien SE	19,385	624,607
Deutsche Bank AG#	109,676	3,587,109
Deutsche Boerse AG	15,455	1,129,801
Deutsche Lufthansa AG	19,064	340,520
Deutsche Post AG	76,779	2,552,246
Deutsche Telekom AG	252,156	4,298,479
Deutsche Wohnen AG (BR)	23,321	560,198
E.ON SE#	158,938	2,819,161
Fraport AG Frankfurt Airport Services Worldwide	3,010	183,952
Fresenius Medical Care AG & Co. KGaA	17,372	1,283,773
Fresenius SE & Co. KGaA	30,366	1,647,211
GEA Group AG	14,425	689,781
Hannover Rueck SE	4,859	433,865
HeidelbergCement AG	11,382	863,495
Henkel AG & Co. KGaA	9,461	937,547
Hugo Boss AG	3,339	439,984
Infineon Technologies AG	90,607	888,183
K+S AG#	13,960	419,235
Kabel Deutschland Holding AG†	1,766	245,124
LANXESS AG	7,428	369,105
Linde AG	14,927	2,818,553

126

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
MAN SE#	2,829	$322,619
Merck KGaA	10,469	1,043,168
Metro AG†	13,088	444,754
Muenchener Rueckversicherungs AG	13,772	2,838,660
OSRAM Licht AG†#	7,279	302,512
ProSiebenSat.1 Media AG	17,294	739,175
RWE AG#	38,981	1,412,923
SAP SE	73,418	5,177,944
Siemens AG	62,981	7,457,426
Symrise AG	9,748	583,001
Telefonica Deutschland Holding AG	46,856	245,863
ThyssenKrupp AG†#	36,812	974,505
United Internet AG	9,476	417,696
Volkswagen AG	2,389	540,722

		88,060,577

Guernsey — 0.1%
Friends Life Group, Ltd.	113,871	657,524

Hong Kong — 2.7%
AIA Group, Ltd.	958,000	5,534,359
Bank of East Asia, Ltd.	100,200	421,866
BOC Hong Kong Holdings, Ltd.	300,000	1,061,909
Cathay Pacific Airways, Ltd.	94,000	207,033
Cheung Kong Holdings, Ltd.	109,000	2,004,333
CLP Holdings, Ltd.	150,500	1,308,037
Galaxy Entertainment Group, Ltd.	185,000	1,269,133
Hang Lung Properties, Ltd.	178,000	534,810
Hang Seng Bank, Ltd.	61,100	1,017,953
Henderson Land Development Co., Ltd.#	83,000	556,016
Hong Kong & China Gas Co., Ltd.	502,000	1,188,503
Hong Kong Exchanges and Clearing, Ltd.	88,200	1,920,976
Hutchison Whampoa, Ltd.	169,000	2,119,337
Hysan Development Co., Ltd.	49,000	227,153
Link REIT	185,000	1,173,710
MTR Corp., Ltd.	114,000	457,182
New World Development Co., Ltd.	413,000	493,689
PCCW, Ltd.	322,000	214,669
Power Assets Holdings, Ltd.	109,500	1,045,594
Sino Land Co., Ltd.	236,000	385,882
SJM Holdings, Ltd.	154,000	305,820
Sun Hung Kai Properties, Ltd.	128,000	1,871,746
Swire Pacific, Ltd., Class A	50,000	686,663
Swire Properties, Ltd.	92,200	285,937
Techtronic Industries Co., Ltd.	108,500	347,680
Wharf Holdings, Ltd.	117,000	844,131
Wheelock & Co., Ltd.	70,000	353,389

		27,837,510

Ireland — 0.4%
Bank of Ireland†	2,198,318	902,671
CRH PLC	59,908	1,416,327
James Hardie Industries PLC CDI	36,469	375,657
Kerry Group PLC, Class A	12,655	939,915
Ryanair Holdings PLC†	14,816	157,845

		3,792,415

Isle of Man — 0.0%
Genting Singapore PLC#	487,000	425,980

Israel — 0.5%
Bank Hapoalim BM	84,475	421,047
Bank Leumi Le-Israel BM†	105,922	373,531
Bezeq The Israeli Telecommunication Corp., Ltd.	152,670	269,977
Delek Group, Ltd.	375	127,045
Israel Chemicals, Ltd.	35,575	242,873

Security Description	Shares	Value (Note 2)

Israel (continued)
Israel Corp., Ltd.†	215	$105,396
Mizrahi Tefahot Bank, Ltd.†	10,999	116,448
NICE Systems, Ltd.	4,680	221,973
Teva Pharmaceutical Industries, Ltd.	68,218	3,879,912

		5,758,202

Italy — 2.1%
Assicurazioni Generali SpA	93,923	2,032,341
Atlantia SpA#	33,374	842,173
Banca Monte dei Paschi di Siena SpA†	336,119	271,433
Banco Popolare SC†#	29,338	404,843
Enel Green Power SpA	140,302	337,808
Enel SpA	525,051	2,534,884
Eni SpA	202,883	4,056,827
Exor SpA	8,030	357,704
Finmeccanica SpA†	31,598	306,676
Intesa Sanpaolo SpA	925,042	2,852,251
Intesa Sanpaolo SpA RSP	75,318	202,806
Luxottica Group SpA	13,460	720,176
Mediobanca SpA#	47,880	428,955
Pirelli & C. SpA	19,067	270,703
Prysmian SpA	16,289	292,878
Saipem SpA†#	21,003	300,803
Snam SpA	163,109	865,406
Telecom Italia SpA†#	819,075	923,372
Telecom Italia SpA RSP	488,880	433,423
Terna Rete Elettrica Nazionale SpA#	121,348	586,458
UniCredit SpA	351,742	2,601,962
Unione di Banche Italiane SCpA	68,713	528,387
UnipolSai SpA	72,471	207,404

		22,359,673

Japan — 20.3%
ABC-Mart, Inc.	2,000	100,447
ACOM Co., Ltd.†#	32,100	96,027
Advantest Corp.#	12,300	146,870
Aeon Co., Ltd.	50,700	505,419
AEON Financial Service Co., Ltd.#	9,000	194,304
Aeon Mall Co., Ltd.	9,100	155,207
Air Water, Inc.	11,000	178,529
Aisin Seiki Co., Ltd.	15,300	547,303
Ajinomoto Co., Inc.	45,000	840,124
Alfresa Holdings Corp.	14,100	162,779
Amada Co., Ltd.	27,000	243,676
ANA Holdings, Inc.	94,000	231,455
Aozora Bank, Ltd.	92,000	299,250
Asahi Glass Co., Ltd.	81,000	391,110
Asahi Group Holdings, Ltd.	30,700	957,839
Asahi Kasei Corp.	100,000	869,638
Asics Corp.	12,900	326,658
Astellas Pharma, Inc.	171,000	2,459,737
Bandai Namco Holdings, Inc.	14,200	307,405
Bank of Kyoto, Ltd.	27,000	227,067
Bank of Yokohama, Ltd.	92,000	518,648
Benesse Holdings, Inc.	5,200	158,406
Bridgestone Corp.	52,000	1,787,596
Brother Industries, Ltd.	18,700	349,512
Calbee, Inc.	5,800	200,876
Canon, Inc.	90,300	2,892,689
Casio Computer Co., Ltd.#	16,700	252,463
Central Japan Railway Co.	11,500	1,674,075
Chiba Bank, Ltd.	59,000	392,273
Chiyoda Corp.#	12,000	105,975
Chubu Electric Power Co., Inc.†	51,600	603,529
Chugai Pharmaceutical Co., Ltd.	17,800	482,236

127

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Chugoku Bank, Ltd.	13,400	$187,783
Chugoku Electric Power Co., Inc.#	23,800	307,252
Citizen Holdings Co., Ltd.	21,000	162,450
COLOPL, Inc.	3,919	97,752
Credit Saison Co., Ltd.#	11,800	220,945
Dai Nippon Printing Co., Ltd.	45,000	395,509
Dai-ichi Life Insurance Co., Ltd.	85,300	1,237,414
Daicel Corp.	21,000	241,729
Daihatsu Motor Co., Ltd.#	15,300	209,767
Daiichi Sankyo Co., Ltd.	50,300	741,551
Daikin Industries, Ltd.	18,600	1,234,305
Daito Trust Construction Co., Ltd.	5,700	643,634
Daiwa House Industry Co., Ltd.#	48,000	914,334
Daiwa Securities Group, Inc.	132,000	1,061,050
Denso Corp.	38,700	1,807,652
Dentsu, Inc.	17,400	653,948
Don Quijote Holdings Co., Ltd.#	4,700	293,082
East Japan Railway Co.	26,900	2,016,763
Eisai Co., Ltd.#	20,000	717,115
Electric Power Development Co., Ltd.	9,400	325,558
FamilyMart Co., Ltd.#	4,700	173,473
FANUC Corp.	15,300	2,581,158
Fast Retailing Co., Ltd.	4,300	1,565,530
Fuji Electric Co., Ltd.	45,000	197,565
Fuji Heavy Industries, Ltd.	47,100	1,713,810
FUJIFILM Holdings Corp.	36,900	1,223,729
Fujitsu, Ltd.	146,000	834,268
Fukuoka Financial Group, Inc.	61,000	332,578
GungHo Online Entertainment, Inc.#	32,500	122,693
Gunma Bank, Ltd.	30,000	178,478
Hachijuni Bank, Ltd.	33,000	201,888
Hakuhodo DY Holdings, Inc.#	18,600	180,875
Hamamatsu Photonics KK	5,500	278,082
Hankyu Hanshin Holdings, Inc.	91,000	500,742
Hikari Tsushin, Inc.	1,300	84,571
Hino Motors, Ltd.	20,100	270,834
Hirose Electric Co., Ltd.	2,400	303,362
Hiroshima Bank, Ltd.	40,000	193,478
Hisamitsu Pharmaceutical Co., Inc.	4,500	136,892
Hitachi Chemical Co., Ltd.	8,300	153,662
Hitachi Construction Machinery Co., Ltd.	8,700	187,827
Hitachi High-Technologies Corp.	4,900	141,628
Hitachi Metals, Ltd.	18,000	311,401
Hitachi, Ltd.	383,000	2,957,946
Hokuhoku Financial Group, Inc.	96,000	194,152
Hokuriku Electric Power Co.	13,500	172,803
Honda Motor Co., Ltd.	129,600	3,900,450
Hoya Corp.	34,800	1,237,516
Hulic Co., Ltd.	19,100	197,325
Ibiden Co., Ltd.	9,500	141,135
Idemitsu Kosan Co., Ltd.	7,000	119,449
IHI Corp.	108,000	546,052
Iida Group Holdings Co., Ltd.	12,900	141,642
Inpex Corp.	67,300	713,152
Isetan Mitsukoshi Holdings, Ltd.#	26,600	349,451
Isuzu Motors, Ltd.	48,000	626,544
ITOCHU Corp.	120,300	1,384,763
ITOCHU Techno-Solutions Corp.	1,800	70,380
Iyo Bank, Ltd.	19,300	199,717
J. Front Retailing Co., Ltd.#	19,100	244,806
Japan Airlines Co., Ltd.	9,700	285,270
Japan Display, Inc.†	27,800	91,831
Japan Exchange Group, Inc.	20,700	531,149
Japan Prime Realty Investment Corp.#	62	224,918

Security Description	Shares	Value (Note 2)

Japan (continued)
Japan Real Estate Investment Corp.	95	$468,315
Japan Retail Fund Investment Corp.	183	380,897
Japan Tobacco, Inc.	88,200	2,826,161
JFE Holdings, Inc.	39,200	834,243
JGC Corp.	16,000	344,282
Joyo Bank, Ltd.#	53,000	267,523
JSR Corp.#	14,300	255,826
JTEKT Corp.	16,200	268,794
JX Holdings, Inc.	182,700	679,871
Kajima Corp.#	66,000	260,841
Kakaku.com, Inc.#	11,800	180,276
Kamigumi Co., Ltd.	18,000	162,450
Kaneka Corp.	22,000	116,424
Kansai Electric Power Co., Inc.†#	56,000	562,029
Kansai Paint Co., Ltd.	18,000	286,829
Kao Corp.	41,300	1,529,913
Kawasaki Heavy Industries, Ltd.	114,000	501,458
KDDI Corp.	46,600	2,985,981
Keihan Electric Railway Co., Ltd.	40,000	200,219
Keikyu Corp.	37,000	282,793
Keio Corp.	46,000	338,401
Keisei Electric Railway Co., Ltd.#	21,000	241,552
Keyence Corp.	3,700	1,709,227
Kikkoman Corp.	11,000	261,768
Kintetsu Corp.#	146,000	493,351
Kirin Holdings Co., Ltd.	65,300	838,329
Kobe Steel, Ltd.	243,000	387,014
Koito Manufacturing Co., Ltd.	7,700	241,700
Komatsu, Ltd.	74,300	1,759,984
Konami Corp.	7,900	149,319
Konica Minolta, Inc.	38,600	450,176
Kubota Corp.	91,000	1,422,474
Kuraray Co., Ltd.	27,500	334,857
Kurita Water Industries, Ltd.	8,000	166,108
Kyocera Corp.	25,600	1,253,574
Kyowa Hakko Kirin Co., Ltd.	17,000	184,655
Kyushu Electric Power Co., Inc.†#	34,300	351,469
Lawson, Inc.	5,100	314,587
LIXIL Group Corp.	21,200	450,904
M3, Inc.	15,500	266,714
Mabuchi Motor Co., Ltd.	1,900	151,462
Makita Corp.	9,600	482,144
Marubeni Corp.	130,000	819,744
Marui Group Co., Ltd.	19,000	166,352
Maruichi Steel Tube, Ltd.	3,700	81,252
Mazda Motor Corp.	43,300	1,118,532
McDonald’s Holdings Co. Japan, Ltd.#	5,200	118,925
Medipal Holdings Corp.	10,700	118,929
MEIJI Holdings Co., Ltd.#	4,800	430,774
Minebea Co., Ltd.	25,000	313,264
Miraca Holdings, Inc.	4,500	170,831
Mitsubishi Chemical Holdings Corp.	108,900	561,156
Mitsubishi Corp.	110,000	2,080,981
Mitsubishi Electric Corp.	154,000	1,851,192
Mitsubishi Estate Co., Ltd.	100,000	2,251,201
Mitsubishi Gas Chemical Co., Inc.#	30,000	171,652
Mitsubishi Heavy Industries, Ltd.	241,000	1,406,561
Mitsubishi Logistics Corp.	9,000	141,063
Mitsubishi Materials Corp.	88,000	276,599
Mitsubishi Motors Corp.	51,900	533,564
Mitsubishi Tanabe Pharma Corp.	17,800	271,492
Mitsubishi UFJ Financial Group, Inc.	1,014,100	5,865,663
Mitsubishi UFJ Lease & Finance Co., Ltd.#	39,800	187,815
Mitsui & Co., Ltd.	137,600	1,898,711

128

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Mitsui Chemicals, Inc.	64,000	$179,051
Mitsui Fudosan Co., Ltd.	74,000	2,139,184
Mitsui OSK Lines, Ltd.#	87,000	275,655
Mixi, Inc.	3,000	137,777
Mizuho Financial Group, Inc.	1,836,700	3,165,123
MS&AD Insurance Group Holdings, Inc.	40,000	934,019
Murata Manufacturing Co., Ltd.	16,300	1,761,587
Nabtesco Corp.	9,200	220,871
Nagoya Railroad Co Ltd#	66,000	255,835
NEC Corp.	207,000	650,636
Nexon Co., Ltd.	10,400	98,505
NGK Insulators, Ltd.	21,000	466,293
NGK Spark Plug Co., Ltd.	14,600	439,218
NH Foods, Ltd.	13,000	261,052
NHK Spring Co., Ltd.	12,700	110,016
Nidec Corp.	17,300	1,147,599
Nikon Corp.#	27,100	386,393
Nintendo Co., Ltd.	8,300	962,400
Nippon Building Fund, Inc.	109	549,271
Nippon Electric Glass Co., Ltd.	31,000	141,847
Nippon Express Co., Ltd.	68,000	326,620
Nippon Paint Holdings Co., Ltd.	13,000	336,311
Nippon Prologis REIT, Inc.#	105	228,899
Nippon Steel & Sumitomo Metal Corp.	605,000	1,559,021
Nippon Telegraph & Telephone Corp.	29,900	1,600,193
Nippon Yusen KK	128,000	361,338
Nissan Motor Co., Ltd.	198,700	1,856,063
Nisshin Seifun Group, Inc.	16,800	166,344
Nissin Foods Holdings Co., Ltd.	4,700	235,653
Nitori Holdings Co., Ltd.	5,400	299,419
Nitto Denko Corp.	12,600	664,985
NOK Corp.	7,500	187,769
Nomura Holdings, Inc.	287,000	1,726,789
Nomura Real Estate Holdings, Inc.	9,900	181,866
Nomura Research Institute, Ltd.	8,900	277,492
NSK, Ltd.	37,000	466,125
NTT Data Corp.	9,800	374,096
NTT DOCOMO, Inc.	122,200	1,906,575
NTT Urban Development Corp.	9,100	93,630
Obayashi Corp.#	51,000	318,025
Odakyu Electric Railway Co., Ltd.	49,000	448,833
Oji Holdings Corp.	63,000	220,848
Olympus Corp.†	19,100	695,306
Omron Corp.	16,300	758,203
Ono Pharmaceutical Co., Ltd.	6,500	556,501
Oracle Corp. Japan	3,000	113,255
Oriental Land Co., Ltd.	4,000	870,650
ORIX Corp.	104,400	1,377,250
Osaka Gas Co., Ltd.	149,000	569,909
Otsuka Corp.	3,800	130,808
Otsuka Holdings Co., Ltd.	31,100	983,423
Panasonic Corp.	173,308	2,238,093
Park24 Co., Ltd.#	7,900	119,895
Rakuten, Inc.#	63,900	861,010
Resona Holdings, Inc.	177,000	955,773
Ricoh Co., Ltd.	55,800	604,457
Rinnai Corp.	2,900	215,539
Rohm Co., Ltd.	7,500	485,380
Sankyo Co., Ltd.#	3,800	122,322
Sanrio Co., Ltd.#	3,800	100,388
Santen Pharmaceutical Co., Ltd.	5,900	330,126
SBI Holdings, Inc.#	15,800	182,405
Secom Co., Ltd.#	16,800	971,730
Sega Sammy Holdings, Inc.	14,400	198,399

Security Description	Shares	Value (Note 2)

Japan (continued)
Seibu Holdings, Inc.#	9,600	$181,775
Seiko Epson Corp.	10,000	482,852
Sekisui Chemical Co., Ltd.	34,000	423,173
Sekisui House, Ltd.	44,000	591,017
Seven & I Holdings Co., Ltd.	60,300	2,249,754
Seven Bank, Ltd.	47,300	205,271
Sharp Corp.†#	119,000	283,787
Shikoku Electric Power Co., Inc.†	14,300	178,705
Shimadzu Corp.	18,000	178,074
Shimamura Co., Ltd.	1,700	142,252
Shimano, Inc.	6,200	841,156
Shimizu Corp.	47,000	320,806
Shin-Etsu Chemical Co., Ltd.	32,700	2,201,677
Shinsei Bank, Ltd.	130,000	244,291
Shionogi & Co., Ltd.	23,500	584,777
Shiseido Co., Ltd.	28,700	428,674
Shizuoka Bank, Ltd.#	42,000	404,180
Showa Shell Sekiyu KK#	14,900	124,177
SMC Corp.	4,400	1,209,101
SoftBank Corp.	76,700	5,146,727
Sompo Japan Nipponkoa Holdings, Inc.	26,800	664,523
Sony Corp.	82,900	1,816,297
Sony Financial Holdings, Inc.	13,900	210,954
Stanley Electric Co., Ltd.	11,300	245,578
Sumitomo Chemical Co., Ltd.	119,000	450,249
Sumitomo Corp.	90,400	964,409
Sumitomo Dainippon Pharma Co., Ltd.#	12,500	129,245
Sumitomo Electric Industries, Ltd.	60,300	784,301
Sumitomo Heavy Industries, Ltd.	44,000	241,375
Sumitomo Metal Mining Co., Ltd.	42,000	643,077
Sumitomo Mitsui Financial Group, Inc.	101,300	3,819,984
Sumitomo Mitsui Trust Holdings, Inc.#	264,000	1,097,646
Sumitomo Realty & Development Co., Ltd.	28,000	967,035
Sumitomo Rubber Industries, Ltd.	13,800	210,250
Suntory Beverage & Food, Ltd.	11,100	391,919
Suruga Bank, Ltd.	14,000	266,032
Suzuken Co., Ltd.	5,500	140,895
Suzuki Motor Corp.	28,700	906,806
Sysmex Corp.	11,600	498,525
T&D Holdings, Inc.	46,700	565,894
Taiheiyo Cement Corp.	93,000	291,531
Taisei Corp.#	81,000	423,190
Taisho Pharmaceutical Holdings Co., Ltd.	2,500	154,841
Taiyo Nippon Sanso Corp.#	11,000	129,586
Takashimaya Co., Ltd.	21,000	175,900
Takeda Pharmaceutical Co., Ltd.	63,200	2,647,935
TDK Corp.	9,700	584,436
Teijin, Ltd.	74,000	200,792
Terumo Corp.	23,600	536,951
THK Co., Ltd.	9,000	218,042
Tobu Railway Co., Ltd.#	82,000	369,681
Toho Co., Ltd.	8,900	198,444
Toho Gas Co., Ltd.#	32,000	167,995
Tohoku Electric Power Co., Inc.	36,500	422,916
Tokio Marine Holdings, Inc.	55,000	1,798,496
Tokyo Electric Power Co., Inc.†	115,900	423,870
Tokyo Electron, Ltd.	13,800	940,428
Tokyo Gas Co., Ltd.	185,000	1,008,949
Tokyo Tatemono Co., Ltd.	33,000	263,344
Tokyu Corp.#	91,000	549,819
Tokyu Fudosan Holdings Corp.	38,300	273,687
TonenGeneral Sekiyu KK	22,000	184,090
Toppan Printing Co., Ltd.	45,000	290,090
Toray Industries, Inc.	116,000	912,008

129

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Toshiba Corp.	320,000	$1,422,432
TOTO, Ltd.	22,000	262,695
Toyo Seikan Group Holdings, Ltd.	12,900	155,883
Toyo Suisan Kaisha, Ltd.	6,000	203,253
Toyoda Gosei Co., Ltd.	5,100	99,877
Toyota Industries Corp.	13,000	649,617
Toyota Motor Corp.	217,400	13,399,036
Toyota Tsusho Corp.	16,800	397,809
Trend Micro, Inc.	8,200	249,103
Unicharm Corp.	29,900	684,573
United Urban Investment Corp.#	199	319,788
USS Co., Ltd.	17,732	255,961
West Japan Railway Co.	13,200	630,245
Yahoo Japan Corp.#	114,300	417,055
Yakult Honsha Co., Ltd.	6,900	366,310
Yamada Denki Co., Ltd.#	69,900	230,310
Yamaguchi Financial Group, Inc.	16,000	160,445
Yamaha Corp.	13,300	198,262
Yamaha Motor Co., Ltd.	21,000	446,473
Yamato Holdings Co., Ltd.	29,100	656,571
Yamato Kogyo Co., Ltd.	3,000	84,183
Yamazaki Baking Co., Ltd.	8,000	100,986
Yaskawa Electric Corp.#	18,100	234,887
Yokogawa Electric Corp.#	16,900	212,763
Yokohama Rubber Co., Ltd.	16,000	147,232

		212,958,875

Jersey — 1.2%
Experian PLC	80,083	1,268,781
Glencore PLC	848,810	4,253,436
Petrofac, Ltd.	20,453	263,905
Randgold Resources, Ltd.#	6,984	464,554
Shire PLC	46,866	3,340,210
Wolseley PLC	21,546	1,209,757
WPP PLC	104,804	2,196,441

		12,997,084

Luxembourg — 0.4%
Altice SA†	6,881	463,206
ArcelorMittal#	81,087	995,344
Millicom International Cellular SA SDR	5,266	438,286
RTL Group SA	3,114	300,060
SES SA FDR	24,396	908,249
Subsea 7 SA#	22,122	219,813
Tenaris SA#	37,756	624,831

		3,949,789

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	565,000	199,417

Netherlands — 3.2%
Aegon NV	145,771	1,145,070
Airbus Group NV	46,759	2,850,637
Akzo Nobel NV	19,453	1,344,850
ASML Holding NV	28,435	3,004,964
Boskalis Westminster NV	6,929	389,057
CNH Industrial NV	76,906	602,394
Corio NV	5,557	281,319
Delta Lloyd NV	15,914	366,036
Fiat Chrysler Automobiles NV†#	70,946	885,429
Gemalto NV#	6,349	539,732
Heineken Holding NV	8,069	552,114
Heineken NV	18,354	1,444,496
ING Groep NV CVA†	306,653	4,494,873
Koninklijke Ahold NV	70,960	1,254,238

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Koninklijke DSM NV	13,906	$914,822
Koninklijke KPN NV	254,195	844,507
Koninklijke Philips NV	75,939	2,291,876
Koninklijke Vopak NV	5,629	282,968
NN Group NV†	9,611	291,978
OCI NV†#	6,803	244,087
QIAGEN NV†	19,310	461,687
Randstad Holding NV	10,183	502,837
Reed Elsevier NV	55,829	1,373,382
STMicroelectronics NV	51,988	389,878
TNT Express NV	35,028	236,232
Unilever NV CVA	130,418	5,315,451
Wolters Kluwer NV	24,258	711,291

		33,016,205

New Zealand — 0.1%
Auckland International Airport, Ltd.	78,015	236,659
Contact Energy, Ltd.	29,850	143,429
Fletcher Building, Ltd.	55,857	358,587
Meridian Energy, Ltd.	97,949	132,057
Mighty River Power Ltd Senior Notes	52,938	124,486
Ryman Healthcare, Ltd.	30,254	189,954
Spark New Zealand, Ltd.	146,622	351,685

		1,536,857

Norway — 0.6%
DNB ASA	78,459	1,299,332
Gjensidige Forsikring ASA	16,227	277,495
Norsk Hydro ASA	107,753	629,232
Orkla ASA	66,181	491,083
Statoil ASA#	87,588	1,649,726
Telenor ASA	59,305	1,248,526
Yara International ASA	14,371	609,385

		6,204,779

Portugal — 0.2%
Banco Comercial Portugues SA†	2,820,217	291,263
Banco Espirito Santo SA†(1)(2)	213,818	15,963
EDP - Energias de Portugal SA	185,086	759,768
Galp Energia SGPS SA	30,425	371,007
Jeronimo Martins SGPS SA#	19,986	203,176

		1,641,177

Singapore — 1.4%
Ascendas Real Estate Investment Trust	164,000	294,452
CapitaCommercial Trust	161,000	208,152
CapitaLand, Ltd.	205,000	522,213
CapitaMall Trust	194,000	294,729
City Developments, Ltd.	33,000	254,723
ComfortDelGro Corp., Ltd.	163,000	325,175
DBS Group Holdings, Ltd.	137,000	2,084,485
Global Logistic Properties, Ltd.	247,000	496,539
Hutchison Port Holdings Trust	455,000	311,675
Jardine Cycle & Carriage, Ltd.	8,000	261,429
Keppel Corp., Ltd.	115,000	794,138
Keppel Land, Ltd.	55,000	142,216
Oversea-Chinese Banking Corp., Ltd.	228,000	1,833,377
Sembcorp Industries, Ltd.	78,000	273,506
Sembcorp Marine, Ltd.#	66,000	158,505
Singapore Airlines, Ltd.	44,000	363,938
Singapore Exchange, Ltd.	64,000	359,457
Singapore Press Holdings, Ltd.	129,000	424,622
Singapore Technologies Engineering, Ltd.	124,000	320,632
Singapore Telecommunications, Ltd.	637,000	1,906,161
StarHub, Ltd.	48,000	152,474

130

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore (continued)
Suntec Real Estate Investment Trust	180,000	$272,079
United Overseas Bank, Ltd.	101,000	1,859,894
UOL Group, Ltd.	37,000	191,061
Wilmar International, Ltd.	152,000	374,373
Yangzijiang Shipbuilding Holdings, Ltd.	152,000	142,868

		14,622,873

Spain — 3.6%
Abertis Infraestructuras SA#	32,611	698,345
ACS Actividades de Construccion y Servicios SA	13,847	489,585
Amadeus IT Holding SA, Class A	33,662	1,340,968
Banco Bilbao Vizcaya Argentaria SA	470,930	5,061,678
Banco de Sabadell SA#	271,893	771,700
Banco Popular Espanol SA#	141,665	779,130
Banco Santander SA	982,163	8,859,039
Bankia SA†	366,058	642,235
Bankinter SA	53,661	481,214
CaixaBank SA	179,926	994,259
Distribuidora Internacional de Alimentacion SA	49,496	344,276
Enagas SA	16,104	539,629
Ferrovial SA#	32,574	667,964
Gas Natural SDG SA	27,888	790,489
Grifols SA	11,956	532,963
Iberdrola SA	401,832	2,972,996
Inditex SA	87,374	2,545,665
International Consolidated Airlines Group SA†	83,560	597,537
Mapfre SA	74,071	271,983
Red Electrica Corp. SA	8,636	791,641
Repsol SA	81,310	1,826,191
Telefonica SA	334,431	5,359,785
Zardoya Otis SA#	13,479	143,735

		37,503,007

Sweden — 3.0%
Alfa Laval AB	24,963	496,896
Assa Abloy AB, Class B#	26,756	1,454,205
Atlas Copco AB, Class A#	53,737	1,549,697
Atlas Copco AB, Class B	31,121	826,938
Boliden AB#	21,810	368,605
Electrolux AB, Series B#	19,336	574,740
Elekta AB, Series B#	29,149	297,148
Getinge AB, Class B#	16,009	370,629
Hennes & Mauritz AB, Class B	75,558	3,237,056
Hexagon AB, Class B#	20,429	649,427
Husqvarna AB, Class B	32,598	240,048
ICA Gruppen AB	6,141	237,228
Industrivarden AB, Class C#	12,801	226,305
Investment AB Kinnevik, Class B#	18,798	652,293
Investor AB, Class B	36,381	1,366,856
Lundin Petroleum AB†#	17,598	248,085
Nordea Bank AB	242,930	3,035,281
Sandvik AB#	84,296	883,065
Scania AB, Class B†	11,455	307,298
Securitas AB, Class B#	25,084	302,981
Skandinaviska Enskilda Banken AB, Class A	120,943	1,597,908
Skanska AB, Class B#	30,403	654,933
SKF AB, Class B	31,548	649,977
Svenska Cellulosa AB SCA, Class B#	47,242	1,114,626
Svenska Handelsbanken AB, Class A	39,892	1,948,770
Swedbank AB, Class A	72,557	1,903,632
Swedish Match AB	16,250	561,262
Tele2 AB, Class B	25,552	330,912
Telefonaktiebolaget LM Ericsson, Class B	242,234	3,050,953
TeliaSonera AB#	189,549	1,352,596

Security Description	Shares	Value (Note 2)

Sweden (continued)
Volvo AB, Class B	121,060	$1,325,030

		31,815,380

Switzerland — 9.3%
ABB, Ltd.	174,560	3,920,483
Actelion, Ltd.	8,051	957,867
Adecco SA	13,774	967,710
Aryzta AG	7,089	565,946
Baloise Holding AG	3,794	495,783
Barry Callebaut AG	177	189,509
Chocoladefabriken Lindt & Spruengli AG	8	478,136
Chocoladefabriken Lindt & Sprungli AG (Participation Certificate)	73	367,891
Cie Financiere Richemont SA	41,470	3,901,164
Coca-Cola HBC AG CDI	15,806	358,943
Credit Suisse Group AG	121,411	3,246,008
EMS-Chemie Holding AG	662	245,744
Geberit AG	2,976	1,037,247
Givaudan SA	729	1,299,858
Holcim, Ltd.	18,568	1,371,811
Julius Baer Group, Ltd.	18,001	816,033
Kuehne & Nagel International AG	4,358	587,084
Lonza Group AG	4,218	496,158
Nestle SA	256,601	19,276,627
Novartis AG	182,960	17,713,446
Pargesa Holding SA (BR)	2,466	196,361
Partners Group Holding AG	1,397	401,416
Roche Holding AG	55,829	16,729,912
Schindler Holding AG	1,715	239,736
Schindler Holding AG (Participation Certificate)	3,477	496,123
SGS SA	438	947,885
Sika AG (BR)	174	662,668
Sonova Holding AG	4,324	654,589
Sulzer AG	1,926	215,186
Swatch Group AG	3,981	366,668
Swatch Group AG (BR)	2,477	1,224,714
Swiss Life Holding AG	2,563	587,573
Swiss Prime Site AG	4,611	355,702
Swiss Re AG	27,956	2,391,059
Swisscom AG	1,871	1,136,258
Syngenta AG	7,468	2,461,366
Transocean, Ltd.#	27,921	591,523
UBS AG	291,622	5,254,179
Zurich Insurance Group AG	11,972	3,753,685

		96,960,051

United Kingdom — 19.0%
3i Group PLC	78,162	542,770
Aberdeen Asset Management PLC	74,263	522,547
Admiral Group PLC	15,191	294,608
Aggreko PLC	20,750	497,505
Amec Foster Wheeler PLC	30,839	450,730
Anglo American PLC	111,341	2,301,225
Antofagasta PLC	31,438	362,376
ARM Holdings PLC	113,582	1,624,539
Ashtead Group PLC	40,002	659,416
Associated British Foods PLC	28,568	1,431,112
AstraZeneca PLC	100,344	7,501,639
Aviva PLC	237,416	1,886,299
Babcock International Group PLC	19,809	352,257
BAE Systems PLC	253,094	1,904,382
Barclays PLC	1,304,614	5,002,082
BG Group PLC	270,405	3,807,068
BHP Billiton PLC	168,120	3,988,796
BP PLC	1,468,722	9,652,338

131

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
British American Tobacco PLC	148,107	$8,789,558
British Land Co. PLC	79,500	954,916
BT Group PLC	646,819	4,149,687
Bunzl PLC	26,910	751,678
Burberry Group PLC	35,491	915,881
Capita PLC	53,034	887,514
Carnival PLC	14,962	659,896
Centrica PLC	406,700	1,810,281
Cobham PLC	90,354	426,202
Compass Group PLC	134,924	2,300,131
Croda International PLC	11,149	427,905
Diageo PLC	200,424	6,209,707
Direct Line Insurance Group PLC	119,198	549,024
Dixons Carphone PLC	78,343	518,663
easyJet PLC	12,982	335,623
Fresnillo PLC#	17,358	193,293
G4S PLC	122,198	528,249
GKN PLC	133,318	719,983
GlaxoSmithKline PLC	385,792	8,960,176
Hammerson PLC	61,969	603,809
Hargreaves Lansdown PLC#	19,158	292,290
HSBC Holdings PLC	1,522,733	15,170,506
ICAP PLC	44,695	291,356
IMI PLC	21,827	403,163
Imperial Tobacco Group PLC	76,150	3,525,320
Inmarsat PLC	34,465	428,262
InterContinental Hotels Group PLC	19,286	817,426
Intertek Group PLC	13,054	476,724
Intu Properties PLC#	71,819	400,888
Investec PLC	44,336	410,502
ITV PLC	311,293	1,042,859
J Sainsbury PLC#	99,052	361,577
Johnson Matthey PLC	16,586	862,781
Kingfisher PLC	187,745	916,136
Land Securities Group PLC	62,748	1,165,878
Lloyds Banking Group PLC†	4,560,365	5,730,894
London Stock Exchange Group PLC	17,816	628,338
Marks & Spencer Group PLC	132,807	1,014,664
Meggitt PLC	63,380	498,605
Melrose Industries PLC	86,865	351,462
Merlin Entertainments PLC*	38,958	230,926
National Grid PLC	297,452	4,326,500
Next PLC	12,251	1,298,129
Old Mutual PLC	396,419	1,241,859
Pearson PLC	65,617	1,263,314
Persimmon PLC	24,270	581,901
Prudential PLC	204,657	4,954,895
Reckitt Benckiser Group PLC	51,563	4,237,871
Reed Elsevier PLC	90,513	1,575,589
Rexam PLC	56,165	397,398
Rio Tinto PLC	101,168	4,734,937
Rolls-Royce Holdings PLC	150,333	1,980,893
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	13,810,410	21,599
Royal Bank of Scotland Group PLC†	201,221	1,244,048
Royal Dutch Shell PLC, Class A	314,156	10,477,828
Royal Dutch Shell PLC, Class B	194,212	6,752,310
Royal Mail PLC	51,914	339,226
RSA Insurance Group PLC†	80,737	591,209
SABMiller PLC	76,553	4,267,139
Sage Group PLC	89,107	567,348
Schroders PLC	10,082	424,954
Segro PLC	60,653	372,141
Severn Trent PLC	18,963	605,916
Sky PLC	81,874	1,193,435

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Smith & Nephew PLC	72,101	$1,251,703
Smiths Group PLC	31,831	575,997
Sports Direct International PLC†#	22,455	231,965
SSE PLC	76,241	1,955,552
Standard Chartered PLC	195,992	2,872,507
Standard Life PLC	193,122	1,280,662
Tate & Lyle PLC#	37,363	352,660
Tesco PLC	643,134	1,875,429
Travis Perkins PLC	20,112	568,395
TUI Travel PLC	41,080	285,716
Tullow Oil PLC	72,315	481,809
Unilever PLC	102,019	4,317,633
United Utilities Group PLC	53,751	761,223
Vodafone Group PLC	2,105,030	7,702,261
Weir Group PLC	17,231	505,569
Whitbread PLC	14,710	1,055,306
William Hill PLC	70,850	371,212
WM Morrison Supermarkets PLC#	167,657	468,055

		198,858,515

Total Common Stocks
(cost $969,735,830)		1,019,917,522

PREFERRED SECURITIES — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	4,323	367,285
Fuchs Petrolub SE#	5,866	242,840
Henkel AG & Co. KGaA	14,415	1,600,302
Porsche Automobil Holding SE	12,372	1,078,229
Volkswagen AG#	12,977	2,990,475

Total Preferred Securities
(cost $5,926,597)		6,279,131

RIGHTS† — 0.0%
Australia — 0.0%
Harvey Norman Holdings, Ltd. Expires 12/15/2015 (strike price AUD 2.50)	1,950	2,988

Bermuda — 0.0%
Shangri-La Asia, Ltd Expires 12/15/2015 (strike price HKD 11.10).	16,285	714

France — 0.0%
Arkema SA Expires 12/03/2014 (strike price EUR 38.50)	4,496	13,238

Spain — 0.0%
CaixaBank SA Expires 12/15/2014	143,428	9,637
Telefonica SA Expires 12/09/2014#	332,342	152,180

		161,817

Total Rights
(cost $148,903)		178,757

Total Long-Term Investment Securities
(cost $975,811,330)		1,026,375,410

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Registered Investment Companies — 5.2%
State Street Navigator Securities Lending Prime Portfolio(3)	54,490,703	54,490,703

132

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.2%
United States Treasury Bills Disc. Notes 0.01% due 12/18/2014@	$2,100,000	$2,099,990

Total Short-Term Investment Securities
(cost $56,590,693)		56,590,693

REPURCHASE AGREEMENTS — 1.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $15,450,000)	15,450,000	15,450,000

TOTAL INVESTMENTS
(cost $1,047,852,023)(5)	104.8%	1,098,416,103
Liabilities in excess of other assets	(4.8)	(50,597,698)

NET ASSETS —	100.0%	$1,047,818,405

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $402,414 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	See Note 1
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $15,963 representing 0.0% of net assets.
(3)	At November 30, 2014, the Fund had loaned securities with a total value of $52,715,847. This was secured by collateral of $54,490,703, which was received in cash and subsequently invested in short-term investments currently valued at $54,490,703 as reported in the portfolio of investments. Additional collateral of $1,458,409 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	0.13% to 8.00%	12/31/2014 to 05/15/2043	$1,458,409

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BR—Bearer Shares

CDI—Chess Depository Interest

CVA—Certification Van Aandelen (Dutch Cert.) EUR—Euro Dollar

FDR—Federal Depository Receipt

HKD—Hong Kong Dollar

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
290	Long	E-Mini MSCI EAFE Index	December 2014	$26,120,990	$26,627,800	$506,810

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$75,350,986	$—	$0	$75,350,986
Portugal	1,625,214	—	15,963	1,641,177
Sweden	31,508,082	307,298	—	31,815,380
United Kingdom	198,836,916	21,599	—	198,858,515
Other Countries	712,251,464	—	—	712,251,464
Preferred Securities	6,279,131	—	—	6,279,131
Rights	178,757	—	—	178,757
Short-Term Investment Securities:
Registered Investment Companies	54,490,703	—	—	54,490,703
U.S. Government Treasuries	—	2,099,990	—	2,099,990
Repurchase Agreements	—	15,450,000	—	15,450,000

Total Investments at Value	$1,080,521,253	$17,878,887	$15,963	$1,098,416,103

Other Financial Instruments:†
Open Futures Contracts	$506,810	$—	$—	$506,810

133

VALIC Company I International Equities Index Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

134

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Sovereign	66.8%
United States Treasury Notes	15.3
United States Treasury Bonds	3.3
Banks — Commercial	2.4
Time Deposits	1.2
Oil Companies — Integrated	0.9
Auto — Cars/Light Trucks	0.8
Oil Companies — Exploration & Production	0.6
Brewery	0.5
Registered Investment Companies	0.5
Food — Meat Products	0.4
Electric — Integrated	0.4
Oil Refining & Marketing	0.4
Banks — Special Purpose	0.4
Real Estate Operations & Development	0.4
Sovereign Agency	0.3
Municipal Bonds	0.3
Independent Power Producers	0.3
Steel — Producers	0.3
Gold Mining	0.3
Industrial Gases	0.2
Pipelines	0.2
Banks — Export/Import	0.2
Building Products — Cement	0.2
Paper & Related Products	0.2
Petrochemicals	0.2
Diversified Operations	0.2
Transport — Services	0.2
Diversified Minerals	0.2
Sugar	0.2
Building & Construction — Misc.	0.1
Retail — Major Department Stores	0.1
Electric — Generation	0.1
Metal — Iron	0.1
Electric — Distribution	0.1
Banks — Super Regional	0.1
Steel — Specialty	0.1
Gas — Transportation	0.1
Metal — Diversified	0.1
Building — Heavy Construction	0.1
Telephone — Integrated	0.1
Food — Misc./Diversified	0.1
SupraNational Banks	0.1

99.1%

Country Allocation*

United States	21.1%
Japan	11.5
Italy	6.2
Spain	4.9
United Kingdom	3.1
Turkey	2.4
Mexico	2.3
Indonesia	2.2
South Africa	2.2
Brazil	2.0
Netherlands	2.0
El Salvador	1.7
Lebanon	1.7
Belgium	1.6
Peru	1.6
Hungary	1.5
Venezuela	1.4
Canada	1.4
France	1.3
Poland	1.3
Austria	1.2

Germany	1.2
Colombia	1.2
Ireland	1.2
Lithuania	1.1
Uruguay	1.0
Dominican Republic	1.0
Philippines	1.0
Panama	1.0
Australia	0.9
Costa Rica	0.9
Croatia	0.9
Luxembourg	0.9
Malaysia	0.7
British Virgin Islands	0.7
Thailand	0.7
Sweden	0.7
Kazakhstan	0.6
Russia	0.6
Sri Lanka	0.6
Guatemala	0.5
Latvia	0.5
Singapore	0.5
Norway	0.5
Kenya	0.5
Serbia	0.4
Denmark	0.4
New Zealand	0.4
Pakistan	0.4
Cayman Islands	0.4
Bahrain	0.4
Senegal	0.4
Finland	0.4
Ukraine	0.3
Jersey	0.3
Egypt	0.2
Morocco	0.2
Belarus	0.2
Chile	0.2
Nigeria	0.1
Paraguay	0.1
United Arab Emirates	0.1
South Korea	0.1
SupraNational	0.1

99.1%

Credit Quality Allocation†#

Aaa	26.1%
Aa	16.7
A	7.0
Baa	31.2
Ba	7.1
B	3.2
Caa	2.6
Not Rated@	6.1

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

135

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES — 11.7%
Australia — 0.1%
Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		$270,000	$271,583

Austria — 0.1%
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		200,000	200,750

Belgium — 0.3%
Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	532,127

Brazil — 0.7%
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	1,600,000	595,746
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	187,700
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	500,000	169,211
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	500,000	179,835
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		250,000	229,063

			1,361,555

British Virgin Islands — 0.7%
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		320,000	281,600
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	203,500
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	251,076
OAS Finance, Ltd. Company Guar. Notes 8.00% due 07/02/2021*(4)		200,000	88,000
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		275,000	291,498
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	211,381

			1,327,055

Canada — 0.1%
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		300,000	276,750

Cayman Islands — 0.4%
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	197,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	196,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		300,000	320,625

			714,625

Security Description	Principal Amount(3)		Value (Note 2)

Chile — 0.2%
Celulosa Arauco y Constitucion SA Senior Notes 4.50% due 08/01/2024		$ 200,000	$199,693
E.CL SA Senior Notes 4.50% due 01/29/2025*#		200,000	203,135

			402,828

Colombia — 0.5%
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	274,430
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		165,000	160,875
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	38,672
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*#		400,000	425,000

			898,977

Indonesia — 0.4%
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*		318,000	327,540
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		480,000	515,400

			842,940

Ireland — 0.1%
Rosneft Oil Co. via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	164,514

Jersey — 0.3%
Burgan Finance No. 1 Jersey, Ltd. Company Guar. Notes 7.88% due 09/29/2020		300,000	352,500
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	218,750

			571,250

Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		400,000	367,000
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	271,550

			638,550

Luxembourg — 0.9%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	825,000	287,883
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	165,750
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	231,900

136

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Luxembourg (continued)
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		$ 200,000	$194,940
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*		200,000	206,540
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	326,179
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022		200,000	184,319

			1,597,511

Mexico — 0.5%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	323,950
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*#		200,000	202,000
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025*		200,000	200,800
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		200,000	190,000

			916,750

Netherlands — 1.3%
BMW Finance NV Company Guar. Notes 2.13% due 01/13/2015	EUR	400,000	498,819
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	333,701
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	520,136
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	460,059
Petrobras Global Finance BV Company Guar. Notes 3.25% due 04/01/2019	EUR	400,000	493,753
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		120,000	110,827

			2,417,295

Nigeria — 0.1%
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		275,000	268,125

Peru — 0.4%
Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	144,938
InRetail Consumer Company Guar. Bonds 5.25% due 10/10/2021*		60,000	60,330
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	193,200

Security Description	Principal Amount(3)		Value (Note 2)

Peru (continued)
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		$ 310,000	$306,900

			705,368

Singapore — 0.1%
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	206,183

South Africa — 0.2%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	306,998

South Korea — 0.1%
Hana Bank Sub. Notes 4.38% due 09/30/2024*		200,000	209,787

SupraNational — 0.1%
Eurasian Development Bank Senior Notes 8.00% due 10/05/2017	RUB	6,000,000	105,184

Sweden — 0.4%
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		305,000	321,775
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	408,535

			730,310

Thailand — 0.7%
Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	507,040
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		300,000	311,099
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	207,001
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	199,047

			1,224,187

Turkey — 0.9%
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	1,336,000	568,203
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		330,000	318,038
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	196,500
Turkiye Is Bankasi AS Senior Notes 5.00% due 04/30/2020*		200,000	206,040
Turkiye Is Bankasi AS Senior Notes 5.50% due 04/21/2019*		310,000	328,873

			1,617,654

137

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		$200,000	$235,000

United Kingdom — 0.6%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	525,000
SABMiller PLC Senior Notes 4.50% due 01/20/2015	EUR	400,000	500,597
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	191,760

			1,217,357

United States — 0.8%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		200,000	200,250
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	204,880
Reliance Holding USA, Inc. Company Guar. Notes 4.50% due 10/19/2020		500,000	531,299
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	507,499

			1,443,928

Venezuela — 0.3%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	127,200
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		700,000	490,000

			617,200

Corporate Bonds & Notes
(cost $23,121,763)			22,022,341

FOREIGN GOVERNMENT OBLIGATIONS — 67.1%
Australia — 0.8%
Commonwealth of Australia Senior Notes 4.75% due 06/15/2016	AUD	350,000	308,249
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	1,225,000	1,226,998

			1,535,247

Austria — 1.1%
Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	759,197
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	740,000	1,365,961

			2,125,158

Bahrain — 0.4%
Kingdom of Bahrain Bonds 6.00% due 09/19/2044*		680,000	695,300

Security Description	Principal Amount(3)		Value (Note 2)

Belarus — 0.2%
Republic of Belarus Senior Notes 8.75% due 08/03/2015		$ 400,000	$403,500

Belgium — 1.3%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,423,924

Brazil — 1.3%
Federative Republic of Brazil Senior Notes 2.88% due 04/01/2021	EUR	350,000	452,272
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		300,000	327,000
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	384,000
Federative Republic of Brazil Senior Notes 8.88% due 04/15/2024		500,000	687,500
Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,100,000	494,278

			2,345,050

Canada — 1.3%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	885,000	782,612
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	1,049,839
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	519,982

			2,352,433

Colombia — 0.7%
Republic of Colombia Senior Notes 2.63% due 03/15/2023		420,000	395,010
Republic of Colombia Senior Notes 7.38% due 09/18/2037		270,000	364,500
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	900,000,000	530,501

			1,290,011

Costa Rica — 0.9%
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025*		200,000	184,750
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		1,050,000	969,937
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	173,000
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		500,000	432,500

			1,760,187

138

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Croatia — 0.9%
Republic of Croatia Senior Notes 5.50% due 04/04/2023		$650,000	$683,072
Republic of Croatia Senior Notes 6.75% due 11/05/2019		900,000	1,004,625

			1,687,697

Denmark — 0.4%
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	4,100,000	809,757

Dominican Republic — 1.0%
Dominican Republic Senior Notes 5.88% due 04/18/2024		300,000	313,500
Dominican Republic Senior Notes 6.60% due 01/28/2024		700,000	766,500
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	439,140
Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	365,250

			1,884,390

Egypt — 0.2%
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		400,000	425,000

El Salvador — 1.7%
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		225,000	226,406
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		700,000	704,375
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		500,000	555,000
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,219,400
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032		340,000	399,500

			3,104,681

Finland — 0.4%
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	440,000	671,705

France — 1.3%
Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	620,859
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	670,050
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	1,140,980

Security Description	Principal Amount(3)		Value (Note 2)

France (continued)
Government of France Bonds 5.50% due 04/25/2029	EUR	347	$661

			2,432,550

Germany — 1.2%
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	380,000	547,475
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	950,000	1,745,998

			2,293,473

Guatemala — 0.5%
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		350,000	354,375
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		600,000	658,500

			1,012,875

Hungary — 1.5%
Republic of Hungary Senior Notes 5.38% due 03/25/2024		980,000	1,071,875
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	344,040
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		600,000	691,122
Republic of Hungary Senior Notes 7.63% due 03/29/2041		550,000	739,750

			2,846,787

Indonesia — 1.8%
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		600,000	574,500
Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		330,000	311,437
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		230,000	265,363
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		830,000	1,172,375
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,062,550

			3,386,225

Ireland — 1.1%
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	790,000	1,154,380
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	270,000	405,680
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	330,000	436,229

			1,996,289

139

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy — 6.2%
Republic of Italy Bonds 3.50% due 11/01/2017	EUR	270,000	$363,510
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,606,340
Republic of Italy Senior Notes 4.50% due 06/08/2015	JPY	110,000,000	946,396
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	1,650,000	2,295,565
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	800,000	1,094,655
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	1,150,000	1,734,333
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	1,020,000	1,606,916
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	1,054,438

			11,702,153

Japan — 11.5%
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	340,000,000	3,004,478
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,636,629
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,172,016
Government of Japan Senior Bonds 1.10% due 03/20/2021	JPY	180,000,000	1,606,021
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,268,079
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,688,779
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	62,500,000	544,911
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	977,787
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	503,091
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,068,868
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	182,700,000	1,777,797
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	285,000,000	2,731,809
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,272,376

Security Description	Principal Amount(3)		Value (Note 2)

Japan (continued)
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	$331,195

			21,583,836

Kazakhstan — 0.3%
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024*		360,000	351,000
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		230,000	217,350

			568,350

Kenya — 0.5%
Republic of Kenya Notes 6.88% due 06/24/2024*		860,000	919,340

Latvia — 0.5%
Republic of Latvia Senior Notes 5.25% due 02/22/2017		300,000	324,696
Republic of Latvia Senior Notes 5.25% due 06/16/2021		610,000	687,775

			1,012,471

Lebanon — 1.7%
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,980,000	2,006,730
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,050,000	1,086,750

			3,093,480

Lithuania — 1.1%
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	730,200
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,150,000	1,399,400

			2,129,600

Malaysia — 0.7%
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	1,550,000	453,769
Government of Malaysia Senior Bonds 4.16% due 07/15/2021	MYR	2,940,000	889,123

			1,342,892

Mexico — 1.8%
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	400,000	522,506
United Mexican States Senior Notes 3.60% due 01/30/2025		700,000	701,680
United Mexican States Bonds 7.25% due 12/15/2016	MXN	21,760,000	1,672,237

140

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
United Mexican States Bonds 7.75% due 11/13/2042	MXN	2,900,000	$235,156
United Mexican States Bonds 8.50% due 05/31/2029	MXN	2,900,000	251,862

			3,383,441

Morocco — 0.2%
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		400,000	410,000

Netherlands — 0.7%
Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,242,314

New Zealand — 0.4%
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	1,005,000	794,970

Norway — 0.5%
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	209,079
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,240,000	493,916
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	1,800,000	260,216

			963,211

Pakistan — 0.4%
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		700,000	736,890

Panama — 1.0%
Republic of Panama Senior Notes 5.20% due 01/30/2020		600,000	662,400
Republic of Panama Senior Notes 6.70% due 01/26/2036		600,000	760,500
Republic of Panama Senior Notes 7.13% due 01/29/2026		300,000	382,500

			1,805,400

Paraguay — 0.1%
Republic of Paraguay Notes 6.10% due 08/11/2044*		250,000	266,250

Peru — 1.2%
Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	351,000
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	386,250
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	723,000

Security Description	Principal Amount(3)		Value (Note 2)

Peru (continued)
Republic of Peru Senior Notes 8.75% due 11/21/2033		$490,000	$764,400

			2,224,650

Philippines — 1.0%
Republic of the Philippines Senior Notes 6.38% due 10/23/2034		500,000	666,875
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,139,550

			1,806,425

Poland — 1.3%
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	2,000,000	677,713
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	3,220,000	1,126,272
Republic of Poland Senior Notes 6.38% due 07/15/2019		500,000	591,250

			2,395,235

Russia — 0.6%
Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	755,794
Russian Federation Senior Notes 7.50% due 03/31/2030		370,075	405,232

			1,161,026

Senegal — 0.4%
Republic of Senegal Bonds 6.25% due 07/30/2024		680,000	678,300

Serbia — 0.4%
Republic of Serbia Bonds 4.88% due 02/25/2020		300,000	307,066
Republic of Serbia Notes 5.88% due 12/03/2018		500,000	529,590

			836,656

Singapore — 0.4%
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	970,000	775,335

South Africa — 2.0%
Republic of South Africa Senior Notes 4.67% due 01/17/2024		300,000	315,750
Republic of South Africa Senior Notes 5.38% due 07/24/2044		290,000	307,725
Republic of South Africa Senior Notes 5.88% due 09/16/2025		700,000	799,750
Republic of South Africa Senior Notes 6.25% due 03/08/2041		600,000	714,120

141

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	1,900,000	$168,357
Republic of South Africa Senior Bonds 6.88% due 05/27/2019		1,000,000	1,151,950
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	2,500,000	228,713

			3,686,365

Spain — 4.9%
Kingdom of Spain Senior Bonds 4.00% due 04/30/2020	EUR	1,000,000	1,437,203
Kingdom of Spain Senior Bonds 4.10% due 07/30/2018	EUR	2,200,000	3,069,622
Kingdom of Spain Bonds 4.25% due 10/31/2016	EUR	850,000	1,134,250
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	1,230,000	1,865,390
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019	EUR	1,150,000	1,673,181

			9,179,646

Sri Lanka — 0.6%
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		400,000	428,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		670,000	715,225

			1,143,225

Sweden — 0.3%
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	3,000,000	484,579

Turkey — 1.5%
Republic of Turkey Senior Notes 5.63% due 03/30/2021		600,000	666,000
Republic of Turkey Senior Bonds 5.75% due 03/22/2024		250,000	281,000
Republic of Turkey Senior Notes 6.00% due 01/14/2041		630,000	723,366
Republic of Turkey Senior Notes 7.38% due 02/05/2025		600,000	756,030
Republic of Turkey Senior Notes 11.88% due 01/15/2030		228,000	406,310

			2,832,706

Ukraine — 0.3%
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	583,362

Security Description	Principal Amount(3)		Value (Note 2)

United Kingdom — 2.5%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	890,000	$1,401,490
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	465,000	820,975
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	135,000	224,051
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	819,467
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	917,806
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	595,059

			4,778,848

Uruguay — 1.0%
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		113,000	119,780
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		300,000	411,000
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		250,000	344,375
Oriental Republic of Uruguay Notes 8.00% due 11/18/2022		771,809	1,018,788

			1,893,943

Venezuela — 1.1%
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		400,000	230,200
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		800,000	445,600
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		870,000	473,715
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		330,000	203,445
Republic of Venezuela Senior Notes 12.75% due 08/23/2022#		1,100,000	746,900

			2,099,860

Total Foreign Government Obligations
(cost $130,185,647)			125,996,998

U.S. GOVERNMENT TREASURIES — 18.6%
United States Treasury Bonds
3.00% due 05/15/2042		1,720,000	1,753,997
4.38% due 02/15/2038		1,520,000	1,936,456
5.38% due 02/15/2031		700,000	964,032
5.50% due 08/15/2028		1,280,000	1,735,100
United States Treasury Notes
0.25% due 12/15/2014		2,700,000	2,700,000
1.25% due 09/30/2015		1,420,000	1,433,312

142

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
1.88% due 08/31/2017	$2,305,000	$2,370,549
2.00% due 11/30/2020	3,800,000	3,851,361
2.13% due 12/31/2015	2,125,000	2,169,160
2.38% due 03/31/2016	3,308,000	3,402,847
2.75% due 11/30/2016	2,370,000	2,476,650
2.75% due 12/31/2017	2,150,000	2,267,241
2.75% due 02/28/2018	4,030,000	4,253,540
3.13% due 05/15/2021	3,260,000	3,515,196

Total U.S. Government Treasuries
(cost $34,175,722)		34,829,441

Total Long-Term Investment Securities
(cost $187,483,132)		182,848,780

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Prime Portfolio(1)	917,020	917,020

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	2,239,000	2,239,000

Total Short-Term Investment Securities
(cost $3,156,020)		3,156,020

TOTAL INVESTMENTS —
(cost $190,639,152)(2)	99.1%	186,004,800
Other assets less liabilities	0.9	1,684,878

NET ASSETS —	100.0%	$187,689,678

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $26,065,156 representing 13.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $901,228. This was secured by collateral of $917,020, which was received in cash and subsequently invested in short-term investments currently valued at $917,020 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)	Subsequent to November 30, 2014, security is in default of interest.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rand

VRS — Variable Rate Security

The rates shown on VRS are the current interest rates at November 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$22,022,341	$—	$22,022,341
Foreign Government Obligations	—	125,996,998	—	125,996,998
U.S. Government Treasuries	—	34,829,441	—	34,829,441
Short-Term Investment Securities:
Registered Investment Companies	917,020	—	—	917,020
Time Deposits	—	2,239,000	—	2,239,000

Total Investments at Value	$917,020	$185,087,780	$—	$186,004,800

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

143

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Banks — Commercial	8.7%
Medical — Drugs	8.4
Auto — Cars/Light Trucks	3.5
Food — Misc./Diversified	3.3
Diversified Banking Institutions	2.7
Registered Investment Companies	2.5
Oil Companies — Integrated	2.2
Semiconductor Components — Integrated Circuits	1.8
Brewery	1.8
Chemicals — Diversified	1.8
Time Deposits	1.7
Insurance — Life/Health	1.7
Auto/Truck Parts & Equipment — Original	1.6
Medical Products	1.5
Tobacco	1.5
Food — Retail	1.5
Diversified Financial Services	1.5
Electronic Components — Misc.	1.5
Web Portals/ISP	1.5
Power Converter/Supply Equipment	1.4
Oil Companies — Exploration & Production	1.4
Advertising Agencies	1.2
Soap & Cleaning Preparation	1.2
Food — Catering	1.2
Electric Products — Misc.	1.2
Electronic Components — Semiconductors	1.2
Human Resources	1.2
Cosmetics & Toiletries	1.1
Hotels/Motels	1.1
Metal — Diversified	1.1
Industrial Gases	1.0
Electronic Measurement Instruments	1.0
Retail — Apparel/Shoe	1.0
Cable/Satellite TV	1.0
Retail — Jewelry	1.0
Enterprise Software/Service	1.0
Medical — Biomedical/Gene	0.9
E-Commerce/Products	0.9
Rental Auto/Equipment	0.9
Transport — Rail	0.8
Beverages — Wine/Spirits	0.8
Semiconductor Equipment	0.8
Airlines	0.8
Industrial Automated/Robotic	0.8
Casino Hotels	0.8
Appliances	0.8
Finance — Other Services	0.8
Diversified Operations	0.7
Wireless Equipment	0.7
Commercial Services	0.7
Apparel Manufacturers	0.7
Diversified Operations/Commercial Services	0.7
Medical — Generic Drugs	0.6
Transactional Software	0.6
Publishing — Periodicals	0.6
Television	0.6
Textile — Apparel	0.5
Aerospace/Defense — Equipment	0.5
Finance — Leasing Companies	0.5
Containers — Paper/Plastic	0.5
Audio/Video Products	0.5
Chemicals — Specialty	0.5
Building Products — Cement	0.5
Retail — Vision Service Center	0.5
Building Products — Air & Heating	0.5
Advertising Services	0.5
Internet Application Software	0.5
Machinery — Construction & Mining	0.5
Cruise Lines	0.5

Agricultural Chemicals	0.4
Machinery — Farming	0.4
Computer Services	0.4
Real Estate Management/Services	0.4
Telephone — Integrated	0.4
Computers — Integrated Systems	0.4
Building & Construction — Misc.	0.4
Investment Companies	0.4
Broadcast Services/Program	0.4
Engineering/R&D Services	0.4
Transport — Services	0.3
Machinery — Pumps	0.3
Finance — Mortgage Loan/Banker	0.3
Insurance — Multi-line	0.3
Retail — Building Products	0.3
Distribution/Wholesale	0.3
Building & Construction Products — Misc.	0.3
Electric — Integrated	0.3
Optical Supplies	0.3
Aerospace/Defense	0.3
Rubber — Tires	0.3
Investment Management/Advisor Services	0.3
Insurance — Property/Casualty	0.3
Retail — Home Furnishings	0.3
Diversified Manufacturing Operations	0.3
E-Commerce/Services	0.2
Athletic Footwear	0.2
Food — Meat Products	0.2
Schools	0.2
Diversified Minerals	0.2
Multimedia	0.2
Gas — Distribution	0.2
Oil Refining & Marketing	0.2
Beverages — Non-alcoholic	0.1
Computer Aided Design	0.1
Applications Software	0.1
Telecom Services	0.1
Consulting Services	0.1
Mining Services	0.1

102.2%

Country Allocation*

United Kingdom	18.3%
Japan	13.8
Switzerland	9.9
France	7.6
Germany	7.5
Netherlands	4.9
United States	4.2
Canada	3.3
Denmark	2.8
Australia	2.5
Cayman Islands	2.4
Spain	2.2
Sweden	2.2
Jersey	2.2
Singapore	1.9
Hong Kong	1.8
India	1.8
Brazil	1.6
Taiwan	1.6
Belgium	1.5
Italy	1.2
Mexico	1.0
South Korea	1.0
Ireland	0.8
Bermuda	0.8

144

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited) — (continued)

Country Allocation* (continued)

Israel	0.7%
China	0.7
Turkey	0.5
Russia	0.5
Thailand	0.4
Norway	0.3
Indonesia	0.3

102.2%

*	Calculated as a percentage of net assets

145

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Australia — 2.5%
Amcor, Ltd.	306,725	$3,175,158
BHP Billiton, Ltd.	48,274	1,270,678
Brambles, Ltd.	202,030	1,671,725
Commonwealth Bank of Australia	40,166	2,760,084
CSL, Ltd.	78,582	5,523,674
Orica, Ltd.#	40,625	629,430

		15,030,749

Belgium — 1.5%
Anheuser-Busch InBev NV	57,616	6,771,985
KBC Groep NV†	38,200	2,186,483

		8,958,468

Bermuda — 0.8%
Global Brands Group Holding, Ltd.†	3,946,800	880,471
Haier Electronics Group Co., Ltd.	624,000	1,721,956
Li & Fung, Ltd.	1,820,800	2,026,268

		4,628,695

Brazil — 1.6%
Banco Bradesco SA ADR	219,716	3,401,204
BM&FBovespa SA	549,556	2,258,346
BRF SA	55,641	1,440,459
Itau Unibanco Holding SA ADR	97,977	1,475,534
Kroton Educacional SA	193,000	1,349,198

		9,924,741

Canada — 3.3%
Agrium, Inc.	9,486	915,346
Canadian National Railway Co. (NYSE)	52,004	3,694,884
Canadian National Railway Co. (TSX)	22,464	1,595,201
Cenovus Energy, Inc.	44,388	996,101
CGI Group, Inc., Class A†	70,350	2,563,325
Encana Corp.#	102,026	1,607,228
Fairfax Financial Holdings, Ltd.	3,335	1,693,885
Loblaw Cos., Ltd.	31,852	1,712,752
Suncor Energy, Inc.#	100,642	3,177,011
Valeant Pharmaceuticals International, Inc.†	15,208	2,212,004

		20,167,737

Cayman Islands — 2.4%
Alibaba Group Holding, Ltd. ADR†	15,160	1,692,462
Baidu, Inc. ADR†	28,896	7,082,699
Ctrip.com International, Ltd. ADR†	28,290	1,529,923
Tencent Holdings, Ltd.	181,200	2,897,368
Vipshop Holdings, Ltd. ADR†	53,900	1,232,154

		14,434,606

China — 0.7%
Great Wall Motor Co., Ltd., Class H#	477,500	2,410,621
Industrial & Commercial Bank of China, Ltd., Class H	2,325,000	1,574,005

		3,984,626

Denmark — 2.8%
Carlsberg A/S, Class B	34,954	3,115,465
Coloplast A/S, Class B	23,100	2,002,901
GN Store Nord A/S#	118,560	2,533,774
Novo Nordisk A/S, Class B	77,621	3,542,270
Pandora A/S	66,690	5,921,804

		17,116,214

France — 7.6%
Accor SA	57,900	2,733,025
Air Liquide SA	25,428	3,201,973
Bureau Veritas SA	28,924	690,470

Security Description	Shares	Value (Note 2)

France (continued)
Carrefour SA	51,272	$1,623,333
Danone SA	47,759	3,372,454
Dassault Systemes	12,281	803,335
Essilor International SA	17,262	1,939,563
GDF Suez	81,378	2,006,439
Legrand SA	32,119	1,685,152
LVMH Moet Hennessy Louis Vuitton SA#	18,565	3,338,011
Pernod Ricard SA#	26,808	3,179,273
Publicis Groupe SA	41,142	3,023,457
Schneider Electric SE	104,741	8,549,594
Total SA	81,874	4,583,391
Valeo SA	18,330	2,256,853
Zodiac Aerospace	99,640	3,304,121

		46,290,444

Germany — 7.5%
adidas AG	18,609	1,493,509
Allianz SE	12,083	2,081,578
Bayer AG	88,289	13,287,321
Beiersdorf AG	28,871	2,571,452
Continental AG	8,875	1,868,502
Daimler AG	34,760	2,932,476
Deutsche Boerse AG	34,272	2,505,372
Deutsche Post AG	39,559	1,314,999
Linde AG	16,173	3,053,826
Merck KGaA	26,465	2,637,065
MTU Aero Engines AG	6,775	604,187
ProSiebenSat.1 Media AG	77,861	3,327,911
SAP SE	82,753	5,836,312
Wirecard AG	55,754	2,367,758

		45,882,268

Hong Kong — 1.8%
AIA Group, Ltd.	509,200	2,941,645
CNOOC, Ltd.	466,000	681,432
Galaxy Entertainment Group, Ltd.	703,000	4,822,706
Hutchison Whampoa, Ltd.	218,000	2,733,820

		11,179,603

India — 1.8%
Housing Development Finance Corp.	112,133	2,088,885
ICICI Bank, Ltd. ADR	64,750	3,813,127
Reliance Industries, Ltd.	57,764	920,566
Tata Consultancy Services, Ltd.	62,870	2,677,307
Tata Motors, Ltd. ADR	35,360	1,614,537

		11,114,422

Indonesia — 0.3%
Bank Mandiri Persero Tbk PT	2,373,900	2,047,304

Ireland — 0.8%
Bank of Ireland†	7,718,758	3,169,467
Ryanair Holdings PLC ADR†	30,001	1,886,763

		5,056,230

Israel — 0.7%
Check Point Software Technologies, Ltd.†	9,775	755,705
Teva Pharmaceutical Industries, Ltd. ADR	64,210	3,658,686

		4,414,391

Italy — 1.2%
Intesa Sanpaolo SpA	587,130	1,810,342
Luxottica Group SpA	58,085	3,107,831
Saipem SpA†#	19,148	274,235
UniCredit SpA	288,430	2,133,621

		7,326,029

146

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan — 13.8%
Daikin Industries, Ltd.	46,100	$3,059,219
Daito Trust Construction Co., Ltd.	23,600	2,664,869
Denso Corp.	97,400	4,549,492
FANUC Corp.	29,000	4,892,391
Fuji Heavy Industries, Ltd.	122,500	4,457,361
Honda Motor Co., Ltd.	101,500	3,054,751
Hoya Corp.	91,300	3,246,701
Inpex Corp.	132,211	1,400,989
Japan Tobacco, Inc.	170,000	5,447,249
Keyence Corp.	13,400	6,190,174
Komatsu, Ltd.	121,000	2,866,192
Kubota Corp.	175,000	2,735,527
Kyocera Corp.#	35,400	1,733,458
Mizuho Financial Group, Inc.	1,041,400	1,794,609
Murata Manufacturing Co., Ltd.	25,700	2,777,471
Nidec Corp.	81,600	5,412,954
Nitori Holdings Co., Ltd.	29,000	1,607,989
Ono Pharmaceutical Co., Ltd.#	20,100	1,720,873
ORIX Corp.	244,200	3,221,497
Panasonic Corp.	244,100	3,152,298
Rakuten, Inc.#	185,943	2,505,459
Seven & I Holdings Co., Ltd.	67,700	2,525,843
Shin-Etsu Chemical Co., Ltd.	24,500	1,649,574
Suzuki Motor Corp.	111,100	3,510,318
Terumo Corp.	57,800	1,315,075
Toyota Motor Corp.	49,275	3,036,971
Unicharm Corp.	99,900	2,287,253
Yahoo Japan Corp.#	432,800	1,579,189

		84,395,746

Jersey — 2.2%
Delphi Automotive PLC	12,289	896,482
Shire PLC	66,735	4,756,304
WPP PLC	360,627	7,557,879

		13,210,665

Mexico — 1.0%
Cemex SAB de CV ADR†	248,982	3,114,765
Fomento Economico Mexicano SAB de CV ADR	8,455	820,473
Grupo Televisa SAB ADR	62,567	2,336,877

		6,272,115

Netherlands — 4.9%
Akzo Nobel NV	84,525	5,843,491
ASML Holding NV	49,477	5,228,648
Boskalis Westminster NV	44,040	2,472,803
Heineken NV	15,016	1,181,788
ING Groep NV CVA†	532,948	7,811,871
NXP Semiconductor NV†	29,390	2,286,836
Randstad Holding NV	59,892	2,957,469
Unilever NV CVA	43,221	1,761,560

		29,544,466

Norway — 0.3%
Statoil ASA#	110,240	2,076,378

Russia — 0.5%
Magnit OJSC GDR	39,786	2,301,620
Sberbank of Russia ADR	79,410	488,451

		2,790,071

Singapore — 1.9%
Avago Technologies, Ltd.	33,781	3,155,145
DBS Group Holdings, Ltd.	205,000	3,119,121
Keppel Corp., Ltd.#	230,757	1,593,503
Singapore Telecommunications, Ltd.	232,950	697,081
United Overseas Bank, Ltd.	148,077	2,726,807

		11,291,657

Security Description	Shares	Value (Note 2)

South Korea — 1.0%
Hyundai Mobis	8,217	$1,831,851
Samsung Electronics Co., Ltd.	2,052	2,383,613
Samsung Electronics Co., Ltd. GDR (LSE)	2,110	1,215,360
Samsung Electronics Co., Ltd. GDR (OTC)*	573	330,048

		5,760,872

Spain — 2.2%
Amadeus IT Holding SA, Class A	90,556	3,607,412
Bankia SA†	2,193,540	3,848,483
Inditex SA	99,680	2,904,204
International Consolidated Airlines Group SA†	461,840	3,304,605

		13,664,704

Sweden — 2.2%
Electrolux AB, Series B	103,440	3,074,632
Hennes & Mauritz AB, Class B	41,765	1,789,297
Investor AB, Class B	63,195	2,374,273
Skandinaviska Enskilda Banken AB, Class A	330,930	4,372,273
Telefonaktiebolaget LM Ericsson, Class B	137,543	1,732,363

		13,342,838

Switzerland — 9.9%
ABB, Ltd.	96,265	2,162,038
Adecco SA	49,096	3,449,302
Credit Suisse Group AG	81,320	2,174,147
Givaudan SA	1,760	3,138,204
Julius Baer Group, Ltd.	75,641	3,429,006
Kuehne & Nagel International AG	6,342	854,356
Nestle SA	156,181	11,732,779
Novartis AG	83,522	8,086,261
Roche Holding AG	49,625	14,870,800
Sika AG	530	2,018,473
Sonova Holding AG	8,839	1,338,091
Syngenta AG	5,701	1,878,984
UBS Group AG	302,559	5,435,567

		60,568,008

Taiwan — 1.6%
Hon Hai Precision Industry Co., Ltd.	289,042	905,956
Taiwan Semiconductor Manufacturing Co., Ltd.	679,269	3,105,794
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	243,578	5,716,776

		9,728,526

Thailand — 0.4%
Kasikornbank PCL	66,700	501,748
Kasikornbank PCL NVDR	279,400	2,101,776

		2,603,524

Turkey — 0.5%
Akbank TAS	511,423	2,071,406
BIM Birlesik Magazalar AS	33,690	749,813

		2,821,219

United Kingdom — 18.3%
Aberdeen Asset Management PLC	258,169	1,816,590
Ashtead Group PLC	319,941	5,274,088
Associated British Foods PLC	101,097	5,064,448
Barclays PLC	937,242	3,593,524
BG Group PLC	336,534	4,738,107
British American Tobacco PLC	61,377	3,642,479
BT Group PLC	409,250	2,625,556
Bunzl PLC	77,200	2,156,431
Burberry Group PLC	121,753	3,141,959
Carnival PLC	63,310	2,792,276
Centrica PLC	248,979	1,108,242
Compass Group PLC	426,432	7,269,644
Diageo PLC	66,369	2,056,301
Hays PLC	292,431	607,377

147

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
HSBC Holdings PLC	385,281	$3,838,432
Informa PLC	156,788	1,181,453
Intertek Group PLC	47,430	1,732,116
Johnson Matthey PLC	63,709	3,314,056
Kingfisher PLC	416,447	2,032,129
Next PLC	13,237	1,402,606
Prudential PLC	195,828	4,741,138
Reckitt Benckiser Group PLC	90,657	7,450,938
Reed Elsevier PLC	201,174	3,501,901
Rio Tinto PLC	139,839	6,544,845
Rolls-Royce Holdings PLC	96,596	1,272,817
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	8,836,470	13,820
Royal Bank of Scotland Group PLC†	684,970	4,234,823
Royal Dutch Shell PLC, Class B	61,070	2,123,265
Sky PLC	406,682	5,927,994
Smith & Nephew PLC	269,333	4,675,730
Smiths Group PLC	88,767	1,606,282
St James’s Place PLC	213,281	2,648,558
Standard Chartered PLC	100,520	1,473,246
Weir Group PLC	71,530	2,098,737
Whitbread PLC	54,006	3,874,428

		111,576,336

Total Common Stocks
(cost $499,456,827)		597,203,652

Total Long-Term Investment Securities
(cost $499,456,827)		597,203,652

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 2.5%
State Street Navigator Securities Lending Prime Portfolio(1)	14,930,404	14,930,404

Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 12/01/2014	10,556,000	10,556,000

Total Short-Term Investment Securities
(cost $25,486,404)		25,486,404

TOTAL INVESTMENTS
(cost $524,943,231)(2)	102.2%	622,690,056
Liabilities in excess of other assets	(2.2)	(13,115,613)

NET ASSETS	100.0%	$609,574,443

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $330,048 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $14,143,682. This was secured by collateral of $14,930,404 which was received in cash and subsequently invested in short-term investments currently valued at $14,930,404 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

NYSE—New York Stock Exchange

OTC—Over The Counter US

TSX—Toronto Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$111,562,516	$13,820	$—	$111,576,336
Other Countries	485,627,316	—	—	485,627,316
Short-Term Investment Securities:
Registered Investment Companies	14,930,404	—	—	14,930,404
Time Deposits	—	10,556,000	—	10,556,000

Total Investments at Value	$612,120,236	$10,569,820	$—	$622,690,056

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

148

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2014

Industry Allocation*

Diversified Banking Institutions	11.2%
Computers	5.5
Retail — Drug Store	4.2
Applications Software	3.7
Diversified Manufacturing Operations	3.7
Web Portals/ISP	3.5
Medical — Drugs	3.4
Cable/Satellite TV	3.3
Medical Instruments	3.2
Medical — Biomedical/Gene	3.2
Telephone — Integrated	2.6
Instruments — Controls	2.6
Insurance — Reinsurance	2.5
Investment Management/Advisor Services	2.4
Oil Companies — Integrated	2.3
Medical Products	2.1
Electronic Components — Semiconductors	2.1
Commercial Services — Finance	1.9
Oil Companies — Exploration & Production	1.9
Beverages — Non-alcoholic	1.8
Cosmetics & Toiletries	1.8
Banks — Super Regional	1.7
Medical — Generic Drugs	1.6
Entertainment Software	1.5
Oil — Field Services	1.4
Retail — Building Products	1.4
Insurance Brokers	1.4
Computers — Memory Devices	1.4
Auto/Truck Parts & Equipment — Original	1.4
Aerospace/Defense — Equipment	1.3
Agricultural Chemicals	1.3
Electronic Security Devices	1.1
Beverages — Wine/Spirits	1.1
Medical — Wholesale Drug Distribution	1.1
Repurchase Agreements	1.0
Medical — HMO	1.0
E-Commerce/Services	1.0
Hotels/Motels	0.8
Broadcast Services/Program	0.8
Television	0.8
Casino Hotels	0.8
Transport — Services	0.8
Data Processing/Management	0.8
Commercial Services	0.6
Retail — Sporting Goods	0.6
Registered Investment Companies	0.6
Transport — Rail	0.6
Textile — Home Furnishings	0.6
Building & Construction Products — Misc.	0.5
Retail — Arts & Crafts	0.5
Medical Information Systems	0.4
Chemicals — Specialty	0.3
Internet Content — Entertainment	0.2
Multimedia	0.2
Apparel Manufacturers	0.2
Chemicals — Diversified	0.2
Retail — Apparel/Shoe	0.2
Semiconductor Components — Integrated Circuits	0.1
Oil Field Machinery & Equipment	0.1

100.3%

*	Calculated as a percentage of net assets

149

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	21,559	$2,373,215

Agricultural Chemicals — 1.3%
Monsanto Co.	19,650	2,356,231

Apparel Manufacturers — 0.2%
Ralph Lauren Corp.	2,140	395,686

Applications Software — 3.7%
Intuit, Inc.	23,880	2,241,616
Microsoft Corp.	96,900	4,632,789

		6,874,405

Auto/Truck Parts & Equipment - Original — 1.4%
Delphi Automotive PLC	34,529	2,518,891

Banks - Super Regional — 1.7%
Wells Fargo & Co.	58,389	3,181,033

Beverages - Non-alcoholic — 1.8%
PepsiCo, Inc.	33,459	3,349,246

Beverages - Wine/Spirits — 1.1%
Diageo PLC ADR	16,211	1,997,195

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class A†	43,311	1,511,554

Building & Construction Products - Misc. — 0.5%
Fortune Brands Home & Security, Inc.	21,226	953,472

Cable/Satellite TV — 3.3%
Comcast Corp., Class A	92,719	5,288,692
DIRECTV†	8,499	745,447

		6,034,139

Casino Hotels — 0.8%
Las Vegas Sands Corp.	17,510	1,115,212
Wynn Resorts, Ltd.	2,044	365,079

		1,480,291

Chemicals - Diversified — 0.2%
Dow Chemical Co.	7,514	365,706

Chemicals - Specialty — 0.3%
Chemtura Corp.†	23,920	557,336

Commercial Services — 0.6%
Aramark	36,109	1,097,714

Commercial Services - Finance — 1.9%
MasterCard, Inc., Class A	40,810	3,562,305

Computers — 5.5%
Apple, Inc.	78,853	9,377,987
Hewlett-Packard Co.	19,415	758,350

		10,136,337

Computers - Memory Devices — 1.4%
EMC Corp.	83,180	2,524,513

Cosmetics & Toiletries — 1.8%
Procter & Gamble Co.	36,115	3,265,879

Data Processing/Management — 0.8%
Dun & Bradstreet Corp.	11,005	1,397,085

Diversified Banking Institutions — 11.2%
Bank of America Corp.	237,222	4,042,263
Citigroup, Inc.	113,880	6,146,104
Goldman Sachs Group, Inc.	23,470	4,421,983
JPMorgan Chase & Co.	99,740	6,000,358

		20,610,708

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 3.7%
Eaton Corp. PLC	54,571	$3,701,551
General Electric Co.	116,047	3,074,085

		6,775,636

E-Commerce/Services — 1.0%
Priceline Group, Inc.†	1,575	1,827,299

Electronic Components - Semiconductors — 2.1%
Broadcom Corp., Class A	41,675	1,797,443
Skyworks Solutions, Inc.	15,786	1,065,081
Xilinx, Inc.	20,245	919,933

		3,782,457

Electronic Security Devices — 1.1%
Tyco International PLC	48,627	2,086,098

Entertainment Software — 1.5%
Electronic Arts, Inc.†	62,225	2,733,544

Hotels/Motels — 0.8%
Hilton Worldwide Holdings, Inc.†	58,556	1,535,338

Instruments - Controls — 2.6%
Honeywell International, Inc.	47,371	4,693,045

Insurance Brokers — 1.4%
Aon PLC	27,556	2,548,654

Insurance - Reinsurance — 2.5%
Berkshire Hathaway, Inc., Class B†	30,989	4,607,754

Internet Content - Entertainment — 0.2%
Twitter, Inc.†	9,630	401,956

Investment Management/Advisor Services — 2.4%
BlackRock, Inc.	12,200	4,380,776

Medical Information Systems — 0.4%
IMS Health Holdings, Inc.†	31,201	780,025

Medical Instruments — 3.2%
Medtronic, Inc.	59,900	4,424,813
St Jude Medical, Inc.	22,450	1,525,702

		5,950,515

Medical Products — 2.1%
Covidien PLC	38,664	3,905,064

Medical - Biomedical/Gene — 3.2%
Celgene Corp.†	37,192	4,228,358
Vertex Pharmaceuticals, Inc.†	14,345	1,690,989

		5,919,347

Medical - Drugs — 3.4%
Abbott Laboratories	71,707	3,191,679
Johnson & Johnson	28,533	3,088,697

		6,280,376

Medical - Generic Drugs — 1.6%
Perrigo Co. PLC	17,945	2,874,609

Medical - HMO — 1.0%
Cigna Corp.	18,294	1,882,270

Medical - Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	23,324	1,917,000

Multimedia — 0.2%
Viacom, Inc., Class B	5,259	397,738

Oil Companies - Exploration & Production — 1.9%
Canadian Natural Resources, Ltd.	45,638	1,518,833
ConocoPhillips	11,836	782,004
Noble Energy, Inc.	25,017	1,230,336

		3,531,173

150

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 2.3%
Chevron Corp.	39,300	$4,278,591

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	2,920	149,738

Oil - Field Services — 1.4%
Halliburton Co.	62,310	2,629,482

Retail - Apparel/Shoe — 0.2%
Urban Outfitters, Inc.†	9,415	304,293

Retail - Arts & Crafts — 0.5%
Michaels Cos., Inc.†	38,923	936,487

Retail - Building Products — 1.4%
Lowe’s Cos., Inc.	41,015	2,617,987

Retail - Drug Store — 4.2%
CVS Health Corp.	54,909	5,016,486
Walgreen Co.	39,716	2,724,915

		7,741,401

Retail - Sporting Goods — 0.6%
Cabela’s, Inc.†#	19,890	1,078,834

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc.	3,510	255,879

Telephone - Integrated — 2.6%
Verizon Communications, Inc.	93,198	4,714,887

Television — 0.8%
CBS Corp., Class B	27,060	1,485,053

Textile - Home Furnishings — 0.6%
Mohawk Industries, Inc.†	6,549	1,005,861

Transport - Rail — 0.6%
Kansas City Southern	8,936	1,062,848

Transport - Services — 0.8%
FedEx Corp.	8,285	1,476,221

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 3.5%
Google, Inc., Class A†	3,692	$2,027,204
Google, Inc., Class C†	8,087	4,381,779

		6,408,983

Total Long-Term Investment Securities
(cost $144,045,932)		181,500,160

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $1,074,060)	1,074,060	1,074,060

REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount of $1,973,000 and collateralized by $2,115,000 of Federal Home Loan Mtg. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $2,014,000 (cost $1,973,000)	$1,973,000	1,973,000

TOTAL INVESTMENTS
(cost $147,092,992)(2)	100.3%	184,547,220
Liabilities in excess of other assets	(0.3)	(641,431)

NET ASSETS —	100.0%	$183,905,789

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $1,078,834. This was secured by collateral of $1,074,060, which was received in cash and subsequently invested in short-term investments currently valued at $1,074,060 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR— American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$181,500,160	$—	$—	$181,500,160
Short-Term Investment Securities	1,074,060	—	—	1,074,060
Repurchase Agreements	—	1,973,000	—	1,973,000

Total Investments at Value	$182,574,220	$1,973,000	$—	$184,547,220

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

151

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Multimedia	7.3%
Cosmetics & Toiletries	5.8
Medical — Drugs	5.6
Computer Services	5.2
Web Portals/ISP	4.4
Diversified Manufacturing Operations	4.0
Finance — Credit Card	3.9
Instruments — Scientific	3.9
Instruments — Controls	3.2
Aerospace/Defense — Equipment	3.0
Enterprise Software/Service	2.8
Dental Supplies & Equipment	2.8
Retail — Drug Store	2.7
Computers — Memory Devices	2.5
Commercial Services — Finance	2.5
Oil — Field Services	2.4
Textile — Apparel	2.3
Pharmacy Services	2.3
Investment Management/Advisor Services	2.1
Apparel Manufacturers	2.0
Distribution/Wholesale	1.9
Food — Misc./Diversified	1.8
Vitamins & Nutrition Products	1.7
Agricultural Chemicals	1.6
Industrial Gases	1.6
Beverages — Wine/Spirits	1.6
Retail — Auto Parts	1.4
Finance — Other Services	1.4
Semiconductor Components — Integrated Circuits	1.3
Broadcast Services/Program	1.3
Athletic Footwear	1.3
Registered Investment Companies	1.2
Electronic Components — Semiconductors	1.2
Coatings/Paint	1.2
Computers	1.0
Auto/Truck Parts & Equipment — Original	0.9
Metal Processors & Fabrication	0.9
Retail — Restaurants	0.9
Electronic Connectors	0.8
E-Commerce/Products	0.7
Soap & Cleaning Preparation	0.6
Transport — Services	0.6
Medical Instruments	0.6
Beverages — Non-alcoholic	0.5
Data Processing/Management	0.5
Brewery	0.5
Finance — Investment Banker/Broker	0.5
Oil Companies — Exploration & Production	0.4
Advertising Agencies	0.4

101.0%

*	Calculated as a percentage of net assets

152

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.8%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	20,816	$1,608,452

Aerospace/Defense - Equipment — 3.0%
United Technologies Corp.	115,067	12,666,575

Agricultural Chemicals — 1.6%
Monsanto Co.	56,228	6,742,300

Apparel Manufacturers — 2.0%
Burberry Group PLC	115,440	2,979,045
VF Corp.	69,669	5,237,019

		8,216,064

Athletic Footwear — 1.3%
NIKE, Inc., Class B	52,786	5,241,122

Auto/Truck Parts & Equipment - Original — 0.9%
Johnson Controls, Inc.	77,385	3,869,250

Beverages - Non-alcoholic — 0.5%
PepsiCo, Inc.	22,647	2,266,965

Beverages - Wine/Spirits — 1.6%
Pernod Ricard SA	54,998	6,522,443

Brewery — 0.5%
AMBEV SA ADR	324,849	2,127,761

Broadcast Services/Program — 1.3%
Discovery Communications, Inc., Class A†	150,448	5,250,635

Coatings/Paint — 1.2%
Sherwin-Williams Co.	19,717	4,827,905

Commercial Services - Finance — 2.5%
Equifax, Inc.	59,842	4,760,431
MasterCard, Inc., Class A	63,844	5,572,943

		10,333,374

Computer Services — 5.2%
Accenture PLC, Class A	193,016	16,663,071
Cognizant Technology Solutions Corp., Class A†	95,113	5,135,151

		21,798,222

Computers — 1.0%
Apple, Inc.	35,022	4,165,167

Computers - Memory Devices — 2.5%
EMC Corp.	350,091	10,625,262

Cosmetics & Toiletries — 5.8%
Colgate-Palmolive Co.	214,582	14,932,761
L’Oreal SA	19,919	3,400,530
Procter & Gamble Co.	65,728	5,943,783

		24,277,074

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	34,879	2,134,246

Dental Supplies & Equipment — 2.8%
DENTSPLY International, Inc.	173,783	9,554,590
Patterson Cos., Inc.	42,718	2,058,153

		11,612,743

Distribution/Wholesale — 1.9%
WW Grainger, Inc.	32,054	7,875,027

Diversified Manufacturing Operations — 4.0%
Colfax Corp.†	55,530	2,861,461
Danaher Corp.	163,070	13,626,129

		16,487,590

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.7%
eBay, Inc.†	53,549	$2,938,769

Electronic Components - Semiconductors — 1.2%
Microchip Technology, Inc.#	107,792	4,866,809

Electronic Connectors — 0.8%
Amphenol Corp., Class A	61,954	3,322,593

Enterprise Software/Service — 2.8%
Oracle Corp.	278,565	11,813,942

Finance - Credit Card — 3.9%
Visa, Inc., Class A	63,007	16,267,777

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	69,451	1,966,852

Finance - Other Services — 1.4%
CME Group, Inc.	67,596	5,721,325

Food - Misc./Diversified — 1.8%
Danone SA	104,806	7,400,771

Industrial Gases — 1.6%
Praxair, Inc.	51,342	6,591,286

Instruments - Controls — 3.2%
Mettler-Toledo International, Inc.†	25,310	7,422,410
Sensata Technologies Holding NV†	121,489	6,022,210

		13,444,620

Instruments - Scientific — 3.9%
Thermo Fisher Scientific, Inc.	80,540	10,413,016
Waters Corp.†	50,333	5,833,595

		16,246,611

Investment Management/Advisor Services — 2.1%
Franklin Resources, Inc.	154,738	8,798,403

Medical Instruments — 0.6%
St Jude Medical, Inc.	33,882	2,302,621

Medical - Drugs — 5.6%
Abbott Laboratories	157,497	7,010,191
Allergan, Inc.	12,065	2,580,583
Johnson & Johnson	28,744	3,111,538
Zoetis, Inc.	239,019	10,739,124

		23,441,436

Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	15,948	3,794,029

Multimedia — 7.3%
Time Warner, Inc.	132,705	11,295,850
Twenty-First Century Fox, Inc., Class A	202,748	7,461,126
Viacom, Inc., Class B	22,396	1,693,809
Walt Disney Co.	105,411	9,751,572

		30,202,357

Oil Companies - Exploration & Production — 0.4%
Occidental Petroleum Corp.	21,802	1,739,146

Oil - Field Services — 2.4%
Schlumberger, Ltd.	116,952	10,052,024

Pharmacy Services — 2.3%
Express Scripts Holding Co.†	115,916	9,638,415

Retail - Auto Parts — 1.4%
AutoZone, Inc.†	10,339	5,972,944

Retail - Drug Store — 2.7%
CVS Health Corp.	123,192	11,254,821

153

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants — 0.9%
McDonald’s Corp.	37,903	$3,669,389

Semiconductor Components - Integrated Circuits — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	231,552	5,434,525

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	35,108	2,693,135

Textile - Apparel — 2.3%
LVMH Moet Hennessy Louis Vuitton SA	54,442	9,788,742

Transport - Services — 0.6%
Expeditors International of Washington, Inc.	57,173	2,676,840

Vitamins & Nutrition Products — 1.7%
Mead Johnson Nutrition Co.	66,861	6,942,846

Web Portals/ISP — 4.4%
Google, Inc., Class A†	33,170	18,212,984

Total Long-Term Investment Securities
(cost $350,724,868)		415,844,189

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $4,958,432)	4,958,432	$4,958,432

TOTAL INVESTMENTS
(cost $355,683,300)(2)	101.0%	420,802,621
Liabilities in excess of other assets	(1.0)	(4,362,846)

NET ASSETS —	100.0%	$416,439,775

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $4,866,809. This was secured by collateral of $4,958,432, which was received in cash and subsequently invested in short-term investments currently valued at $4,958,432 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$415,844,189	$—	$—	$415,844,189
Short-Term Investment Securities	4,958,432	—	—	4,958,432

Total Investments at Value	$420,802,621	$—	$—	$420,802,621

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

154

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.7%
Registered Investment Companies	7.1
Banks — Commercial	4.4
Electric — Integrated	2.5
Electronic Components — Semiconductors	2.2
Medical Products	2.0
U.S. Government Treasuries	1.9
Gas — Distribution	1.8
Chemicals — Specialty	1.7
Diversified Manufacturing Operations	1.6
Insurance — Property/Casualty	1.6
Retail — Apparel/Shoe	1.5
Steel — Producers	1.3
Transport — Truck	1.3
Insurance — Reinsurance	1.2
Consulting Services	1.2
Oil Companies — Exploration & Production	1.2
Computers — Integrated Systems	1.2
Containers — Paper/Plastic	1.2
Aerospace/Defense — Equipment	1.1
Machinery — General Industrial	1.1
Oil — Field Services	1.1
Web Hosting/Design	1.1
Electronic Measurement Instruments	1.1
Medical — Drugs	1.1
Retail — Restaurants	1.1
Medical — Biomedical/Gene	1.1
Apparel Manufacturers	1.0
Distribution/Wholesale	1.0
Enterprise Software/Service	0.9
Commercial Services — Finance	0.9
Electronic Design Automation	0.9
Investment Management/Advisor Services	0.9
Electronic Parts Distribution	0.9
Recreational Vehicles	0.9
Oil Refining & Marketing	0.8
Food — Misc./Diversified	0.8
Building — Residential/Commercial	0.8
Savings & Loans/Thrifts	0.8
Medical — HMO	0.8
Electronic Components — Misc.	0.8
Coatings/Paint	0.8
Commercial Services	0.7
Airlines	0.7
Instruments — Controls	0.7
Insurance Brokers	0.7
Insurance — Life/Health	0.7
Data Processing/Management	0.7
Retail — Auto Parts	0.6
Retail — Jewelry	0.6
Soap & Cleaning Preparation	0.6
Insurance — Multi-line	0.6
Schools	0.6
Computer Services	0.6
Oil Field Machinery & Equipment	0.6
Building & Construction Products — Misc.	0.6
Machine Tools & Related Products	0.5
Medical — Hospitals	0.5
Filtration/Separation Products	0.5
Industrial Automated/Robotic	0.5
Batteries/Battery Systems	0.5
Food — Dairy Products	0.5
Athletic Equipment	0.5
Computer Aided Design	0.5
Semiconductor Components — Integrated Circuits	0.5
Retail — Sporting Goods	0.5
Respiratory Products	0.4
Multimedia	0.4
Engineering/R&D Services	0.4

Oil & Gas Drilling	0.4
Diagnostic Kits	0.4
Finance — Investment Banker/Broker	0.4
Transport — Marine	0.4
Pharmacy Services	0.4
Applications Software	0.4
Repurchase Agreements	0.4
Physicians Practice Management	0.4
Real Estate Management/Services	0.4
Retail — Mail Order	0.4
X-Ray Equipment	0.4
Printing — Commercial	0.4
Telecommunication Equipment	0.4
Wireless Equipment	0.4
Lighting Products & Systems	0.4
Non-Hazardous Waste Disposal	0.4
Transactional Software	0.4
Power Converter/Supply Equipment	0.3
Medical Labs & Testing Services	0.3
Decision Support Software	0.3
Networking Products	0.3
Human Resources	0.3
Shipbuilding	0.3
Retail — Discount	0.3
Medical Instruments	0.3
Finance — Other Services	0.3
Transport — Rail	0.3
Telecom Equipment — Fiber Optics	0.3
Machinery — Pumps	0.3
Funeral Services & Related Items	0.3
Water	0.3
Steel Pipe & Tube	0.3
Semiconductor Equipment	0.3
Miscellaneous Manufacturing	0.3
Casino Services	0.3
Building Products — Air & Heating	0.3
Gold Mining	0.3
Dental Supplies & Equipment	0.2
Building Products — Cement	0.2
Retail — Automobile	0.2
Finance — Consumer Loans	0.2
Veterinary Diagnostics	0.2
Retail — Catalog Shopping	0.2
Office Furnishings — Original	0.2
Television	0.2
Aerospace/Defense	0.2
Medical Sterilization Products	0.2
Theaters	0.2
Food — Wholesale/Distribution	0.2
Containers — Metal/Glass	0.2
Internet Infrastructure Software	0.2
Rental Auto/Equipment	0.2
Computers — Other	0.2
Web Portals/ISP	0.2
Auto — Heavy Duty Trucks	0.2
Machinery — Farming	0.2
Food — Baking	0.2
Instruments — Scientific	0.2
Home Furnishings	0.2
Chemicals — Plastics	0.2
Communications Software	0.2
Housewares	0.2
Footwear & Related Apparel	0.2
Retail — Misc./Diversified	0.2
Retail — Petroleum Products	0.2
Machinery — Electrical	0.2
Metal Processors & Fabrication	0.2
Retail — Office Supplies	0.2
Machinery — Construction & Mining	0.2

155

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Wire & Cable Products	0.2%
Finance — Mortgage Loan/Banker	0.2
Quarrying	0.2
Publishing — Books	0.2
Transport — Equipment & Leasing	0.2
Coal	0.2
Garden Products	0.2
Building — Mobile Home/Manufactured Housing	0.2
Computers — Periphery Equipment	0.2
Paper & Related Products	0.2
Publishing — Periodicals	0.2
Hazardous Waste Disposal	0.2
Telephone — Integrated	0.2
Auction Houses/Art Dealers	0.1
Retail — Major Department Stores	0.1
Medical — Wholesale Drug Distribution	0.1
E-Marketing/Info	0.1
Building — Maintenance & Services	0.1
Medical Information Systems	0.1
Recreational Centers	0.1
Chemicals — Diversified	0.1
Food — Retail	0.1
Food — Flour & Grain	0.1
Real Estate Operations & Development	0.1
Environmental Monitoring & Detection	0.1
Motion Pictures & Services	0.1
Publishing — Newspapers	0.1
Telecom Services	0.1
Metal — Iron	0.1
Building — Heavy Construction	0.1
Racetracks	0.1

107.2%

*	Calculated as a percentage of net assets

156

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Aerospace/Defense — 0.2%
Esterline Technologies Corp.†	61,476	$7,305,193

Aerospace/Defense - Equipment — 1.1%
Alliant Techsystems, Inc.	61,464	6,987,227
B/E Aerospace, Inc.†	202,680	15,782,692
Exelis, Inc.	362,475	6,502,801
Triumph Group, Inc.	98,977	6,736,375

		36,009,095

Airlines — 0.7%
Alaska Air Group, Inc.	259,612	15,324,897
JetBlue Airways Corp.†#	471,875	6,903,531

		22,228,428

Apparel Manufacturers — 1.0%
Carter’s, Inc.	102,286	8,511,218
Hanesbrands, Inc.	191,763	22,190,814

		30,702,032

Applications Software — 0.4%
Compuware Corp.	423,712	4,372,708
PTC, Inc.†	225,789	8,821,576

		13,194,284

Athletic Equipment — 0.5%
Jarden Corp.†	344,202	15,196,518

Auction Houses/Art Dealers — 0.1%
Sotheby’s	118,181	4,775,694

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.	153,599	6,973,395

B2B/E-Commerce — 0.0%
Covisint Corp.†	1	2

Banks - Commercial — 4.4%
Associated Banc-Corp.	298,074	5,508,408
BancorpSouth, Inc.	164,536	3,601,693
Bank of Hawaii Corp.	85,194	4,909,730
Cathay General Bancorp	142,613	3,619,518
City National Corp.	92,122	7,110,897
Commerce Bancshares, Inc.	159,273	6,820,089
Cullen/Frost Bankers, Inc.	105,446	7,872,598
East West Bancorp, Inc.	275,984	10,147,932
First Horizon National Corp.	456,445	5,824,238
FirstMerit Corp.	318,263	5,693,725
Fulton Financial Corp.	361,450	4,315,713
Hancock Holding Co.	157,562	5,153,853
International Bancshares Corp.	112,012	2,858,546
PacWest Bancorp	186,346	8,665,089
Prosperity Bancshares, Inc.	115,453	6,486,150
Signature Bank†	96,841	11,743,908
SVB Financial Group†	97,646	10,267,477
Synovus Financial Corp.	267,610	6,915,043
TCF Financial Corp.	321,133	4,983,984
Trustmark Corp.	129,804	3,029,625
Umpqua Holdings Corp.	418,137	7,104,148
Valley National Bancorp.#	422,907	4,119,114
Webster Financial Corp.	173,736	5,467,472

		142,218,950

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.	118,877	15,456,388

Building & Construction Products - Misc. — 0.6%
Fortune Brands Home & Security, Inc.	305,015	13,701,274
Louisiana-Pacific Corp.†	272,177	4,147,977

		17,849,251

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.3%
Lennox International, Inc.	86,010	$8,056,557

Building Products - Cement — 0.2%
Eagle Materials, Inc.	96,621	7,960,604

Building - Heavy Construction — 0.1%
Granite Construction, Inc.	69,238	2,482,182

Building - Maintenance & Services — 0.1%
Rollins, Inc.	123,432	4,015,243

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	89,259	5,244,859

Building - Residential/Commercial — 0.8%
KB Home#	175,125	3,076,946
MDC Holdings, Inc.#	75,167	1,977,644
NVR, Inc.†	7,670	9,653,999
Toll Brothers, Inc.†	311,616	10,903,444

		25,612,033

Casino Services — 0.3%
International Game Technology	475,795	8,102,789

Chemicals - Diversified — 0.1%
Olin Corp.	151,218	3,804,645

Chemicals - Plastics — 0.2%
PolyOne Corp.	177,708	6,628,508

Chemicals - Specialty — 1.7%
Albemarle Corp.#	150,593	8,891,011
Ashland, Inc.	137,999	15,738,786
Cabot Corp.	124,299	5,354,801
Cytec Industries, Inc.	138,211	6,647,949
Minerals Technologies, Inc.	66,411	4,929,688
NewMarket Corp.	20,687	8,144,886
Sensient Technologies Corp.	92,808	5,471,031

		55,178,152

Coal — 0.2%
Peabody Energy Corp.#	522,497	5,282,445

Coatings/Paint — 0.8%
RPM International, Inc.	256,972	12,257,564
Valspar Corp.	146,725	12,311,695

		24,569,259

Commercial Services — 0.7%
CDK Global, Inc.	308,543	11,746,232
HMS Holdings Corp.†	168,851	3,522,232
Live Nation Entertainment, Inc.†	277,872	7,446,969

		22,715,433

Commercial Services - Finance — 0.9%
Global Payments, Inc.	131,238	11,333,714
SEI Investments Co.	251,864	9,981,370
WEX, Inc.†	74,597	8,435,429

		29,750,513

Communications Software — 0.2%
SolarWinds, Inc.†	126,247	6,554,744

Computer Aided Design — 0.5%
ANSYS, Inc.†	177,106	14,791,893

Computer Services — 0.6%
Convergys Corp.	194,599	4,057,389
DST Systems, Inc.	58,885	5,844,336
Leidos Holdings, Inc.	119,703	4,837,198
Science Applications International Corp.	77,833	3,940,685

		18,679,608

157

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Integrated Systems — 1.2%
Diebold, Inc.	124,353	$4,499,092
Jack Henry & Associates, Inc.	158,756	9,757,144
NCR Corp.†	323,356	9,587,505
Riverbed Technology, Inc.†	307,411	6,355,722
VeriFone Systems, Inc.†	217,606	7,759,830

		37,959,293

Computers - Other — 0.2%
3D Systems Corp.†#	198,872	7,016,204

Computers - Periphery Equipment — 0.2%
Lexmark International, Inc., Class A	119,843	5,136,471

Consulting Services — 1.2%
Civeo Corp.	205,361	1,934,501
Corporate Executive Board Co.	64,927	4,753,306
FTI Consulting, Inc.†	78,631	3,048,524
Gartner, Inc.†	171,109	14,626,397
Towers Watson & Co., Class A	135,145	15,265,979

		39,628,707

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	65,237	2,860,642
Silgan Holdings, Inc.	84,212	4,249,338

		7,109,980

Containers - Paper/Plastic — 1.2%
Packaging Corp. of America	189,367	14,066,181
Rock-Tenn Co., Class A	275,564	15,654,791
Sonoco Products Co.	195,815	8,228,146

		37,949,118

Data Processing/Management — 0.7%
Acxiom Corp.†	148,495	2,825,860
Broadridge Financial Solutions, Inc.	230,071	10,419,915
CommVault Systems, Inc.†	81,986	3,877,938
Fair Isaac Corp.	61,878	4,441,603

		21,565,316

Decision Support Software — 0.3%
MSCI, Inc.	224,303	10,847,293

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	139,954	7,963,383

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	91,776	13,706,746

Distribution/Wholesale — 1.0%
Ingram Micro, Inc., Class A†	299,497	8,215,203
LKQ Corp.†	581,001	16,878,079
Watsco, Inc.	52,483	5,327,024

		30,420,306

Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	145,562	7,850,159
Carlisle Cos., Inc.	123,420	11,033,748
Crane Co.	95,363	5,629,278
Harsco Corp.	155,536	3,011,177
ITT Corp.	176,305	7,299,027
SPX Corp.	81,920	7,347,405
Trinity Industries, Inc.	300,374	9,629,990

		51,800,784

E-Marketing/Info — 0.1%
Conversant, Inc.†	115,933	4,059,974

Security Description	Shares	Value (Note 2)

Electric - Integrated — 2.5%
Alliant Energy Corp.	213,522	$13,424,128
Black Hills Corp.	85,921	4,640,593
Cleco Corp.	116,206	6,243,748
Great Plains Energy, Inc.	296,569	7,761,211
Hawaiian Electric Industries, Inc.#	197,400	5,564,706
IDACORP, Inc.	96,755	6,009,453
MDU Resources Group, Inc.	373,295	9,153,193
OGE Energy Corp.	383,463	13,685,795
PNM Resources, Inc.	153,312	4,439,916
Westar Energy, Inc.	249,619	9,757,607

		80,680,350

Electronic Components - Misc. — 0.8%
Gentex Corp.	281,410	10,006,940
Jabil Circuit, Inc.	384,620	7,980,865
Knowles Corp.†#	163,678	3,419,233
Vishay Intertechnology, Inc.	261,096	3,621,402

		25,028,440

Electronic Components - Semiconductors — 2.2%
Advanced Micro Devices, Inc.†#	1,197,196	3,340,177
Cree, Inc.†#	231,047	8,396,248
Fairchild Semiconductor International, Inc.†	231,213	3,729,466
International Rectifier Corp.†	137,684	5,490,838
Intersil Corp., Class A	249,280	3,268,061
Rovi Corp.†	182,330	4,062,313
Semtech Corp.†	129,644	3,300,736
Silicon Laboratories, Inc.†	77,723	3,524,738
Skyworks Solutions, Inc.	364,788	24,612,246
SunEdison, Inc.†#	481,305	10,420,253

		70,145,076

Electronic Design Automation — 0.9%
Cadence Design Systems, Inc.†	558,251	10,534,197
Mentor Graphics Corp.	185,976	4,130,527
Synopsys, Inc.†	299,924	13,013,702

		27,678,426

Electronic Measurement Instruments — 1.1%
Itron, Inc.†	75,536	3,051,654
Keysight Technologies, Inc.†	320,962	11,297,862
National Instruments Corp.	193,513	6,229,184
Trimble Navigation, Ltd.†	500,268	14,070,038

		34,648,738

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	190,237	11,117,450
Avnet, Inc.	266,112	11,653,046
Tech Data Corp.†	73,621	4,588,797

		27,359,293

Engineering/R&D Services — 0.4%
AECOM Technology Corp.†#	289,128	9,254,987
KBR, Inc.	279,525	4,707,201

		13,962,188

Enterprise Software/Service — 0.9%
Advent Software, Inc.	85,342	2,690,833
Concur Technologies, Inc.†	92,214	11,878,085
Informatica Corp.†	211,725	7,702,556
Ultimate Software Group, Inc.†	54,394	8,008,973

		30,280,447

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	60,477	3,322,002

158

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Filtration/Separation Products — 0.5%
CLARCOR, Inc.	97,114	$6,398,841
Donaldson Co., Inc.	255,890	9,979,710

		16,378,551

Finance - Consumer Loans — 0.2%
SLM Corp.	814,041	7,879,917

Finance - Investment Banker/Broker — 0.4%
Raymond James Financial, Inc.	242,003	13,624,769

Finance - Mortgage Loan/Banker — 0.2%
CoreLogic, Inc.†	175,418	5,827,386

Finance - Other Services — 0.3%
CBOE Holdings, Inc.	164,006	9,825,599

Food - Baking — 0.2%
Flowers Foods, Inc.	354,919	6,920,921

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	38,546	1,123,230

Food - Dairy Products — 0.5%
Dean Foods Co.#	180,488	3,077,320
WhiteWave Foods Co., Class A†	335,128	12,275,739

		15,353,059

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†#	86,274	3,450,960

Food - Misc./Diversified — 0.8%
Hain Celestial Group, Inc.†	96,919	10,973,169
Ingredion, Inc.	143,555	11,948,083
Lancaster Colony Corp.	37,360	3,508,104

		26,429,356

Food - Retail — 0.1%
SUPERVALU, Inc.†	396,521	3,711,437

Food - Wholesale/Distribution — 0.2%
United Natural Foods, Inc.†	95,565	7,185,532

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†	66,652	6,446,581

Funeral Services & Related Items — 0.3%
Service Corp. International	406,456	9,185,906

Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	86,004	5,248,824

Gas - Distribution — 1.8%
Atmos Energy Corp.	193,151	10,372,209
National Fuel Gas Co.	161,901	11,214,882
ONE Gas, Inc.	100,084	3,885,261
Questar Corp.	337,368	8,093,458
UGI Corp.	331,794	12,511,952
Vectren Corp.	158,798	7,020,459
WGL Holdings, Inc.	99,971	4,885,583

		57,983,804

Gold Mining — 0.3%
Royal Gold, Inc.	125,367	7,983,371

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	106,211	4,965,364

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	117,227	6,687,800

Housewares — 0.2%
Tupperware Brands Corp.	96,988	6,522,443

Security Description	Shares	Value (Note 2)

Human Resources — 0.3%
Manpowergroup, Inc.	153,443	$10,259,199

Industrial Automated/Robotic — 0.5%
Cognex Corp.†	166,949	6,796,494
Nordson Corp.	112,944	8,826,573

		15,623,067

Instruments - Controls — 0.7%
Mettler-Toledo International, Inc.†	55,601	16,305,549
Woodward, Inc.	112,185	5,797,721

		22,103,270

Instruments - Scientific — 0.2%
FEI Co.	80,761	6,916,372

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	306,033	14,674,283
Brown & Brown, Inc.	228,131	7,345,818

		22,020,101

Insurance - Life/Health — 0.7%
Primerica, Inc.	104,511	5,479,512
Protective Life Corp.	151,787	10,581,072
StanCorp Financial Group, Inc.	84,182	5,564,430

		21,625,014

Insurance - Multi-line — 0.6%
American Financial Group, Inc.	144,244	8,710,895
Kemper Corp.	96,310	3,395,891
Old Republic International Corp.	466,883	7,063,940

		19,170,726

Insurance - Property/Casualty — 1.6%
Alleghany Corp.†	31,513	14,386,945
First American Financial Corp.	206,145	6,598,701
Hanover Insurance Group, Inc.	84,799	6,044,473
HCC Insurance Holdings, Inc.	192,473	10,214,542
Mercury General Corp.	69,840	3,852,374
WR Berkley Corp.	196,369	10,258,317

		51,355,352

Insurance - Reinsurance — 1.2%
Aspen Insurance Holdings, Ltd.	125,999	5,572,936
Everest Re Group, Ltd.	87,521	15,350,308
Reinsurance Group of America, Inc.	131,963	11,311,868
RenaissanceRe Holdings, Ltd.	77,992	7,636,977

		39,872,089

Internet Infrastructure Software — 0.2%
TIBCO Software, Inc.†#	293,374	7,049,777

Investment Management/Advisor Services — 0.9%
Eaton Vance Corp.	228,535	9,550,478
Federated Investors, Inc., Class B#	183,729	5,776,440
Janus Capital Group, Inc.#	285,846	4,493,499
Waddell & Reed Financial, Inc., Class A	162,565	7,816,125

		27,636,542

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.	83,177	11,495,061

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	151,440	5,576,021
Lincoln Electric Holdings, Inc.	152,951	11,018,590

		16,594,611

Machinery - Construction & Mining — 0.2%
Terex Corp.	212,106	6,087,442

159

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Electrical — 0.2%
Regal-Beloit Corp.	86,967	$6,289,453

Machinery - Farming — 0.2%
AGCO Corp.#	164,283	6,931,100

Machinery - General Industrial — 1.1%
IDEX Corp.	154,117	11,837,727
Wabtec Corp.	185,373	16,403,656
Zebra Technologies Corp., Class A†	97,719	7,148,145

		35,389,528

Machinery - Pumps — 0.3%
Graco, Inc.	115,643	9,263,004

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	325,963	3,918,075

Medical Instruments — 0.3%
Bio-Techne Corp.	71,229	6,525,289
Thoratec Corp.†	108,363	3,379,842

		9,905,131

Medical Labs & Testing Services — 0.3%
Covance, Inc.†	108,811	11,166,185

Medical Products — 2.0%
Cooper Cos., Inc.	92,930	15,695,877
Halyard Health Inc†	89,962	3,527,410
Henry Schein, Inc.†	163,281	22,402,153
Hill-Rom Holdings, Inc.	110,445	5,053,963
Sirona Dental Systems, Inc.†	106,530	9,203,127
Teleflex, Inc.	79,676	9,493,396

		65,375,926

Medical Sterilization Products — 0.2%
STERIS Corp.	114,210	7,280,888

Medical - Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc., Class A†	39,451	4,686,384
Charles River Laboratories International, Inc.†	89,841	5,817,205
Cubist Pharmaceuticals, Inc.†	145,766	11,050,520
United Therapeutics Corp.†	90,980	12,061,219

		33,615,328

Medical - Drugs — 1.1%
Endo International PLC†	295,390	21,613,686
Salix Pharmaceuticals, Ltd.†#	122,585	12,588,254

		34,201,940

Medical - HMO — 0.8%
Centene Corp.†	112,760	11,137,305
Health Net, Inc.†	154,565	7,941,550
WellCare Health Plans, Inc.†	84,469	6,228,744

		25,307,599

Medical - Hospitals — 0.5%
Community Health Systems, Inc.†	221,847	10,444,557
LifePoint Hospitals, Inc.†	86,885	6,011,573

		16,456,130

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	121,387	4,152,649

Metal Processors & Fabrication — 0.2%
Timken Co.	146,763	6,279,989

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.#	294,835	2,688,895

Security Description	Shares	Value (Note 2)

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	125,450	$8,185,613

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†#	138,522	3,302,364

Multimedia — 0.4%
FactSet Research Systems, Inc.#	75,311	10,322,126
Meredith Corp.#	70,198	3,705,050

		14,027,176

Networking Products — 0.3%
Fortinet, Inc.†	264,785	7,297,475
Polycom, Inc.†	263,689	3,472,784

		10,770,259

Non-Hazardous Waste Disposal — 0.4%
Waste Connections, Inc.	238,892	11,278,091

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	114,339	3,474,762
HNI Corp.	86,806	4,074,674

		7,549,436

Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.†	115,165	3,695,645
Patterson-UTI Energy, Inc.	281,271	4,975,684
Rowan Cos. PLC, Class A	239,637	5,216,897

		13,888,226

Oil Companies - Exploration & Production — 1.2%
California Resources Corp.†	600,229	4,831,843
Energen Corp.	140,880	8,413,354
Gulfport Energy Corp.†	164,563	7,854,592
Rosetta Resources, Inc.†	118,334	3,481,386
SM Energy Co.	129,673	5,634,292
Unit Corp.†	88,755	3,392,216
WPX Energy, Inc.†	390,573	5,300,076

		38,907,759

Oil Field Machinery & Equipment — 0.6%
Dresser-Rand Group, Inc.†	147,465	11,960,886
Dril-Quip, Inc.†	76,945	6,136,364

		18,097,250

Oil Refining & Marketing — 0.8%
HollyFrontier Corp.	382,163	15,599,894
Murphy USA, Inc.†	82,728	5,271,428
Western Refining, Inc.	143,978	5,918,935

		26,790,257

Oil - Field Services — 1.1%
CARBO Ceramics, Inc.#	37,798	1,437,836
Helix Energy Solutions Group, Inc.†	188,921	4,320,623
NOW, Inc.†#	206,058	5,518,233
Oceaneering International, Inc.	207,890	13,036,782
Oil States International, Inc.†	104,092	5,188,986
Superior Energy Services, Inc.	297,722	5,749,012

		35,251,472

Paper & Related Products — 0.2%
Domtar Corp.	125,110	5,091,977

Pharmacy Services — 0.4%
Omnicare, Inc.	188,339	13,243,998

Physicians Practice Management — 0.4%
MEDNAX, Inc.†	192,939	12,629,787

160

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	104,677	$11,179,504

Printing - Commercial — 0.4%
Deluxe Corp.	95,852	5,602,549
RR Donnelley & Sons Co.	384,562	6,476,024

		12,078,573

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	90,305	5,393,015

Publishing - Newspapers — 0.1%
New York Times Co., Class A	251,684	3,193,870

Publishing - Periodicals — 0.2%
Time, Inc.	209,678	5,019,691

Quarrying — 0.2%
Compass Minerals International, Inc.	64,603	5,623,691

Racetracks — 0.1%
International Speedway Corp., Class A	53,801	1,682,895

Real Estate Investment Trusts — 9.7%
Alexandria Real Estate Equities, Inc.	138,097	11,865,294
American Campus Communities, Inc.	201,966	8,078,640
BioMed Realty Trust, Inc.	375,599	8,056,599
Camden Property Trust	164,691	12,628,506
Corporate Office Properties Trust	177,996	5,003,468
Corrections Corp. of America	224,095	8,123,444
Duke Realty Corp.	656,647	12,765,218
Equity One, Inc.	147,767	3,580,394
Extra Space Storage, Inc.	212,139	12,573,478
Federal Realty Investment Trust	130,339	17,290,772
Highwoods Properties, Inc.	173,923	7,506,517
Home Properties, Inc.	109,962	7,168,423
Hospitality Properties Trust	288,320	8,822,592
Kilroy Realty Corp.	160,098	10,995,531
Lamar Advertising Co.	154,045	8,209,058
LaSalle Hotel Properties	200,306	8,086,353
Liberty Property Trust	285,056	10,085,281
Mack-Cali Realty Corp.	160,998	3,094,382
Mid-America Apartment Communities, Inc.	144,730	10,660,812
National Retail Properties, Inc.#	253,851	9,780,879
Omega Healthcare Investors, Inc.	244,901	9,360,116
Potlatch Corp.	78,126	3,246,135
Rayonier, Inc.	243,562	6,644,371
Realty Income Corp.#	428,491	19,907,692
Regency Centers Corp.	177,765	10,928,992
Senior Housing Properties Trust	392,197	8,836,198
SL Green Realty Corp.	184,002	21,369,992
Tanger Factory Outlet Centers, Inc.	184,547	6,750,729
Taubman Centers, Inc.	121,870	9,687,446
UDR, Inc.	484,456	14,911,556
Washington Prime Group, Inc.	298,648	5,145,705
Weingarten Realty Investors	216,469	7,879,472

		309,044,045

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	86,251	12,563,321

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	87,255	3,322,670

Recreational Centers — 0.1%
Life Time Fitness, Inc.†	69,234	3,834,179

Recreational Vehicles — 0.9%
Brunswick Corp.	178,790	8,882,287
Polaris Industries, Inc.	116,798	18,303,415

		27,185,702

Security Description	Shares	Value (Note 2)

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	123,869	$3,515,402
Rent-A-Center, Inc.	101,727	3,509,582

		7,024,984

Respiratory Products — 0.4%
ResMed, Inc.#	269,787	14,352,668

Retail - Apparel/Shoe — 1.5%
Abercrombie & Fitch Co., Class A#	137,362	3,962,894
American Eagle Outfitters, Inc.#	336,807	4,748,979
ANN, Inc.†	88,047	3,233,966
Ascena Retail Group, Inc.†	252,037	3,374,776
Chico’s FAS, Inc.	294,082	4,667,081
Foot Locker, Inc.	276,611	15,847,044
Guess?, Inc.	123,012	2,788,682
Kate Spade & Co.†	244,243	7,823,103

		46,446,525

Retail - Auto Parts — 0.6%
Advance Auto Parts, Inc.	140,457	20,658,416

Retail - Automobile — 0.2%
Copart, Inc.†	218,344	7,934,621

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	98,508	7,651,116

Retail - Discount — 0.3%
Big Lots, Inc.	107,879	5,480,253
HSN, Inc.	62,431	4,553,093

		10,033,346

Retail - Jewelry — 0.6%
Signet Jewelers, Ltd.	154,393	20,219,307

Retail - Mail Order — 0.4%
Williams-Sonoma, Inc.	168,466	12,560,825

Retail - Major Department Stores — 0.1%
J.C. Penney Co., Inc.†#	586,731	4,699,715

Retail - Misc./Diversified — 0.2%
CST Brands, Inc.	145,550	6,354,713

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	931,224	6,174,015

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.	139,124	6,299,535

Retail - Restaurants — 1.1%
Brinker International, Inc.	124,372	7,005,875
Cheesecake Factory, Inc.	88,675	4,294,530
Domino’s Pizza, Inc.	106,089	9,956,453
Panera Bread Co., Class A†#	49,487	8,284,124
Wendy’s Co.	529,512	4,617,344

		34,158,326

Retail - Sporting Goods — 0.5%
Cabela’s, Inc.†#	91,635	4,970,282
Dick’s Sporting Goods, Inc.	191,349	9,684,173

		14,654,455

Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp.	168,623	2,230,882
First Niagara Financial Group, Inc.	681,244	5,565,764
New York Community Bancorp, Inc.#	851,987	13,538,073
Washington Federal, Inc.	191,536	4,144,839

		25,479,558

161

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Schools — 0.6%
Apollo Education Group, Inc.†	187,933	$5,867,268
DeVry Education Group, Inc.	110,350	5,391,701
Graham Holdings Co., Class B	8,473	7,519,703

		18,778,672

Semiconductor Components - Integrated Circuits — 0.5%
Atmel Corp.†	805,568	6,372,043
Cypress Semiconductor Corp.#	281,998	2,989,179
Integrated Device Technology, Inc.†	286,393	5,344,093

		14,705,315

Semiconductor Equipment — 0.3%
Teradyne, Inc.	416,693	8,271,356

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	93,476	10,186,080

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	257,260	19,734,415

Steel Pipe & Tube — 0.3%
TimkenSteel Corp.	73,377	2,613,689
Valmont Industries, Inc.#	47,360	6,404,019

		9,017,708

Steel - Producers — 1.3%
Carpenter Technology Corp.	102,399	5,162,958
Commercial Metals Co.	226,784	3,705,650
Reliance Steel & Aluminum Co.	150,066	9,595,220
Steel Dynamics, Inc.	462,014	10,413,795
United States Steel Corp.#	279,325	9,315,489
Worthington Industries, Inc.	97,815	3,688,604

		41,881,716

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†#	205,111	3,390,485
JDS Uniphase Corp.†	442,745	5,906,218

		9,296,703

Telecom Services — 0.1%
NeuStar, Inc., Class A†#	107,964	2,942,019

Telecommunication Equipment — 0.4%
ARRIS Group, Inc.†	253,519	7,547,261
Plantronics, Inc.	82,467	4,302,303

		11,849,564

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	190,477	4,868,592

Television — 0.2%
AMC Networks, Inc., Class A†	113,768	7,378,992

Theaters — 0.2%
Cinemark Holdings, Inc.	200,405	7,276,706

Transactional Software — 0.4%
ACI Worldwide, Inc.†	219,574	4,270,714
Solera Holdings, Inc.	132,054	6,955,284

		11,225,998

Transport - Equipment & Leasing — 0.2%
GATX Corp.	86,228	5,340,962

Transport - Marine — 0.4%
Kirby Corp.†	109,825	10,558,575
Tidewater, Inc.#	95,700	2,958,087

		13,516,662

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	98,340	$9,695,341

Transport - Truck — 1.3%
Con-way, Inc.	110,699	5,484,028
J.B. Hunt Transport Services, Inc.	177,214	14,625,471
Landstar System, Inc.	86,018	6,914,127
Old Dominion Freight Line, Inc.†	131,017	10,617,618
Werner Enterprises, Inc.	85,748	2,659,903

		40,301,147

Veterinary Diagnostics — 0.2%
VCA, Inc.†	165,939	7,853,893

Water — 0.3%
Aqua America, Inc.	341,025	9,064,445

Web Hosting/Design — 1.1%
Equinix, Inc.	107,943	24,521,411
Rackspace Hosting, Inc.†	228,472	10,489,150

		35,010,561

Web Portals/ISP — 0.2%
AOL, Inc.†	151,417	6,989,409

Wire & Cable Products — 0.2%
Belden, Inc.	83,229	6,078,214

Wireless Equipment — 0.4%
InterDigital, Inc.	71,531	3,567,966
RF Micro Devices, Inc.†#	553,603	8,088,140

		11,656,106

X-Ray Equipment — 0.4%
Hologic, Inc.†	465,115	12,465,082

Total Long-Term Investment Securities
(cost $2,155,384,407)		3,127,595,089

SHORT-TERM INVESTMENT SECURITIES — 9.0%
Registered Investment Companies — 7.1%
State Street Navigator Securities Lending Prime Portfolio(1)	228,329,923	228,329,923

U.S. Government Treasuries — 1.9%
United States Treasury Bills Disc. Notes
0.01% due 12/18/2014(2)	$4,300,000	4,299,980
0.04% due 12/04/2014	50,000,000	49,999,844
0.04% due 12/18/2014(2)	5,000,000	4,999,917

		59,299,741

Total Short-Term Investment Securities
(cost $287,629,664)		287,629,664

REPURCHASE AGREEMENT — 0.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $13,166,000)	13,166,000	13,166,000

TOTAL INVESTMENTS
(cost $2,456,180,071)(4)	107.2%	3,428,390,753
Liabilities in excess of other assets	(7.2)	(229,557,849)

NET ASSETS —	100.0%	$3,198,832,904

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)

At November 30, 2014, the Fund had loaned securities with a total value of $224,024,820 This was secured by collateral of $228,329,923 which was received in cash and subsequently invested in short-term investments currently valued at $228,329,923 as

162

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

reported in the portfolio of investments. Additional collateral of $4,110,992 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Bills	zero coupon	01/22/2015 to 08/20/2015	$60,715
United States Treasury Notes/Bonds	0.13% to 8.13%	12/15/2014 to 08/15/2043	4,050,277
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
521	Long	S&P Mid Cap 400 E-mini Index	December 2014	$74,774,180	$75,065,680	$291,500

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,127,595,089	$—	$—	$3,127,595,089
Short-Term Investment Securities:
Registered Investment Companies	228,329,923	—	—	228,329,923
U.S. Government Treasuries	—	59,299,741	—	59,299,741
Repurchase Agreement	—	13,166,000	—	13,166,000

Total Investments at Value	$3,355,925,012	$72,465,741	$—	$3,428,390,753

Other Financial Instruments:†
Open Futures Contracts	$291,500	$—	$—	$291,500

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

163

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	11.6%
Medical — Biomedical/Gene	5.8
Commercial Services — Finance	4.5
Retail — Restaurants	4.5
Medical Instruments	4.2
Medical — Drugs	4.2
Internet Content — Information/News	3.9
Consulting Services	3.6
Internet Content — Entertainment	3.5
Apparel Manufacturers	3.0
E-Commerce/Services	2.7
Auto — Cars/Light Trucks	2.4
Vitamins & Nutrition Products	2.3
Internet Application Software	2.3
Enterprise Software/Service	1.9
Coffee	1.9
Applications Software	1.8
Medical Information Systems	1.7
Retail — Apparel/Shoe	1.7
Time Deposits	1.6
Aerospace/Defense	1.6
E-Commerce/Products	1.5
Decision Support Software	1.5
Diversified Manufacturing Operations	1.5
Computer Services	1.4
Networking Products	1.4
Auto/Truck Parts & Equipment — Original	1.4
Insurance — Property/Casualty	1.2
Airlines	1.2
Web Hosting/Design	1.1
Oil Companies — Exploration & Production	1.0
Internet Security	1.0
Coatings/Paint	1.0
Semiconductor Components — Integrated Circuits	0.9
Retail — Discount	0.9
Electric Products — Misc.	0.9
Retail — Auto Parts	0.9
Food — Confectionery	0.9
Data Processing/Management	0.9
Home Decoration Products	0.8
Transport — Truck	0.8
Medical — Wholesale Drug Distribution	0.7
Cruise Lines	0.7
Real Estate Management/Services	0.7
Web Portals/ISP	0.7
Electronic Components — Semiconductors	0.6
Hazardous Waste Disposal	0.6
Medical Products	0.6
Audio/Video Products	0.6
Beverages — Non — alcoholic	0.6
Chemicals — Specialty	0.6
Aerospace/Defense — Equipment	0.6
Computers — Other	0.6
Banks — Commercial	0.6
Food — Meat Products	0.6
Transport — Rail	0.6
Broadcast Services/Program	0.6
Television	0.5
Investment Management/Advisor Services	0.5
Semiconductor Equipment	0.5
Computer Aided Design	0.5
Footwear & Related Apparel	0.5
Hotels/Motels	0.5
Containers — Metal/Glass	0.5
Industrial Gases	0.5
Building Products — Cement	0.5
Instruments — Scientific	0.5
Computers — Memory Devices	0.4
Industrial Audio & Video Products	0.4

Oil — Field Services	0.4
Internet Incubators	0.4
Finance — Other Services	0.4
Lighting Products & Systems	0.4
Energy — Alternate Sources	0.3
Internet Infrastructure Software	0.2
Therapeutics	0.2

111.0%

*	Calculated as a percentage of net assets

164

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.6%
Aerospace/Defense — 1.6%
TransDigm Group, Inc.	24,234	$4,793,243

Aerospace/Defense - Equipment — 0.6%
B/E Aerospace, Inc.†	24,058	1,873,396

Airlines — 1.2%
United Continental Holdings, Inc.†	56,894	3,483,620

Apparel Manufacturers — 3.0%
Gildan Activewear, Inc.	19,680	1,147,344
Michael Kors Holdings, Ltd.†	90,871	6,970,714
Under Armour, Inc., Class A†	14,134	1,024,574

		9,142,632

Applications Software — 1.8%
NetSuite, Inc.†#	16,529	1,747,942
ServiceNow, Inc.†	37,366	2,389,929
Tableau Software, Inc., Class A†	13,942	1,169,455

		5,307,326

Audio/Video Products — 0.6%
Harman International Industries, Inc.	17,438	1,892,546

Auto - Cars/Light Trucks — 2.4%
Tesla Motors, Inc.†#	29,280	7,159,546

Auto/Truck Parts & Equipment - Original — 1.4%
Delphi Automotive PLC	29,158	2,127,076
WABCO Holdings, Inc.†	18,812	1,930,488

		4,057,564

Banks - Commercial — 0.6%
First Republic Bank	35,933	1,851,627

Beverages - Non-alcoholic — 0.6%
Monster Beverage Corp.†	16,870	1,891,971

Broadcast Services/Program — 0.6%
Scripps Networks Interactive, Inc., Class A	21,219	1,658,689

Building Products - Cement — 0.5%
Vulcan Materials Co.	21,046	1,391,141

Chemicals - Specialty — 0.6%
International Flavors & Fragrances, Inc.	18,678	1,889,653

Coatings/Paint — 1.0%
Sherwin-Williams Co.	11,832	2,897,184

Coffee — 1.9%
Keurig Green Mountain, Inc.	39,281	5,583,401

Commercial Services - Finance — 4.5%
FleetCor Technologies, Inc.†	30,441	4,623,683
McGraw Hill Financial, Inc.	75,280	7,035,669
SEI Investments Co.	44,455	1,761,752

		13,421,104

Computer Aided Design — 0.5%
Aspen Technology, Inc.†	41,331	1,559,832

Computer Services — 1.4%
IHS, Inc., Class A†	34,419	4,214,951

Computers - Memory Devices — 0.4%
Western Digital Corp.	12,955	1,337,863

Computers - Other — 0.6%
3D Systems Corp.†#	26,542	936,402
Stratasys, Ltd.†#	9,053	923,134

		1,859,536

Security Description	Shares	Value (Note 2)

Consulting Services — 3.6%
Gartner, Inc.†	54,685	$4,674,474
Towers Watson & Co., Class A	12,757	1,441,030
Verisk Analytics, Inc., Class A†	73,351	4,546,295

		10,661,799

Containers - Metal/Glass — 0.5%
Constellium NV, Class A†	95,813	1,509,055

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd.	27,889	2,056,535

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	29,512	1,805,839

Decision Support Software — 1.5%
MSCI, Inc.	96,116	4,648,170

Diversified Manufacturing Operations — 1.5%
Colfax Corp.†	60,996	3,143,124
ITT Corp.	33,575	1,390,005

		4,533,129

E-Commerce/Products — 1.1%
MercadoLibre, Inc.#	10,511	1,481,421
zulily, Inc., Class A†#	65,573	1,883,912

		3,365,333

E-Commerce/Services — 2.7%
Autohome, Inc. ADR†	43,633	1,885,818
Ctrip.com International, Ltd. ADR†	32,494	1,757,275
Groupon, Inc.†#	151,328	1,139,500
TripAdvisor, Inc.†	25,412	1,871,594
Zillow, Inc., Class A†#	11,878	1,405,880

		8,060,067

Electric Products - Misc. — 0.9%
AMETEK, Inc.	53,162	2,709,136

Electronic Components - Semiconductors — 0.6%
Broadcom Corp., Class A	44,641	1,925,366

Energy - Alternate Sources — 0.3%
SolarCity Corp.†#	18,898	1,039,390

Enterprise Software/Service — 1.9%
Workday, Inc., Class A†	66,810	5,815,810

Finance - Other Services — 0.4%
CBOE Holdings, Inc.	19,280	1,155,065

Food - Confectionery — 0.9%
Hershey Co.	26,453	2,652,707

Food - Meat Products — 0.6%
Tyson Foods, Inc., Class A	42,110	1,782,937

Footwear & Related Apparel — 0.5%
Deckers Outdoor Corp.†	16,120	1,559,126

Hazardous Waste Disposal — 0.6%
Stericycle, Inc.†	14,880	1,918,330

Home Decoration Products — 0.8%
Newell Rubbermaid, Inc.	63,439	2,303,470

Hotels/Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	19,236	1,519,644

Industrial Audio & Video Products — 0.4%
GoPro, Inc., Class A†	15,975	1,245,571

Industrial Gases — 0.5%
Airgas, Inc.	12,377	1,431,153

165

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Scientific — 0.5%
PerkinElmer, Inc.	30,283	$1,376,968

Insurance - Property/Casualty — 1.2%
Progressive Corp.	129,537	3,528,588

Internet Application Software — 2.3%
Splunk, Inc.†	93,513	6,274,722
Zynga, Inc., Class A†#	235,826	613,148

		6,887,870

Internet Content - Entertainment — 3.5%
Pandora Media, Inc.†	92,527	1,819,081
Twitter, Inc.†	169,716	7,083,946
Youku Tudou, Inc. ADR†#	85,873	1,588,650

		10,491,677

Internet Content - Information/News — 3.9%
LinkedIn Corp., Class A†	39,971	9,044,238
Yelp, Inc.†#	44,489	2,539,877

		11,584,115

Internet Incubators — 0.4%
HomeAway, Inc.†	37,023	1,161,041

Internet Infrastructure Software — 0.2%
Survey Monkey, Inc.†(1)(2)(3)	44,965	739,674

Internet Security — 1.0%
FireEye, Inc.†#	100,687	3,049,809

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	12,461	1,641,986

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.	8,090	1,118,038

Medical Information Systems — 1.7%
athenahealth, Inc.†#	44,424	5,210,935

Medical Instruments — 4.2%
Boston Scientific Corp.†	73,393	944,568
DexCom, Inc.†	12,495	642,992
Intuitive Surgical, Inc.†	21,436	11,098,918

		12,686,478

Medical Products — 0.6%
Cooper Cos., Inc.	11,210	1,893,369

Medical - Biomedical/Gene — 5.8%
Alnylam Pharmaceuticals, Inc.†	10,474	1,053,161
Illumina, Inc.†	55,107	10,519,375
Incyte Corp.†	15,288	1,155,009
Intercept Pharmaceuticals, Inc.†#	1,214	174,488
Medivation, Inc.†	11,230	1,301,445
Seattle Genetics, Inc.†#	13,200	481,008
Vertex Pharmaceuticals, Inc.†	22,331	2,632,378

		17,316,864

Medical - Drugs — 4.2%
Endo International PLC†	100,717	7,369,463
Ironwood Pharmaceuticals, Inc.†	86,092	1,191,513
Quintiles Transnational Holdings, Inc.†	32,863	1,900,139
Zoetis, Inc.	48,775	2,191,461

		12,652,576

Medical - Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	25,938	2,131,844

Networking Products — 1.4%
Palo Alto Networks, Inc.†	33,347	4,101,681

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 1.0%
Concho Resources, Inc.†	14,606	$1,391,221
Range Resources Corp.	15,650	1,027,423
Whiting Petroleum Corp.†	17,319	723,415

		3,142,059

Oil - Field Services — 0.4%
Weatherford International PLC†	89,464	1,171,978

Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	60,838	2,052,674

Retail - Apparel/Shoe — 1.7%
Kate Spade & Co.†	61,135	1,958,154
Lululemon Athletica, Inc.†#	40,807	1,966,490
Zalando SE†*	39,222	1,224,978

		5,149,622

Retail - Auto Parts — 0.9%
Advance Auto Parts, Inc.	18,105	2,662,883

Retail - Discount — 0.9%
Dollar Tree, Inc.†	40,156	2,745,064

Retail - Restaurants — 4.5%
Chipotle Mexican Grill, Inc.†	4,113	2,729,469
Dunkin’ Brands Group, Inc.	138,635	6,703,002
Panera Bread Co., Class A†#	23,729	3,972,235

		13,404,706

Semiconductor Components - Integrated Circuits — 0.9%
Atmel Corp.†	162,802	1,287,764
NXP Semiconductor NV†	19,400	1,509,514

		2,797,278

Semiconductor Equipment — 0.5%
Lam Research Corp.	19,074	1,576,275

Television — 0.5%
AMC Networks, Inc., Class A†	25,361	1,644,914

Therapeutics — 0.2%
Pharmacyclics, Inc.†	4,699	654,994

Transport - Rail — 0.6%
Kansas City Southern	14,070	1,673,486

Transport - Truck — 0.8%
Swift Transportation Co.†	77,333	2,248,070

Vitamins & Nutrition Products — 2.3%
Mead Johnson Nutrition Co.	67,365	6,995,181

Web Hosting/Design — 0.7%
Equinix, Inc.	9,490	2,155,843

Web Portals/ISP — 0.6%
Dropbox, Inc.†(1)(2)(3)	89,561	1,710,723

Total Common Stocks
(cost $241,446,777)		290,323,720

CONVERTIBLE PREFERRED SECURITIES — 1.2%
Auto - Cars/Light Trucks — 0.0%
Better Place LLC, Series B†(1)(2)(3)	314,973	0

Data Processing/Management — 0.3%
Palantir Technologies, Inc., Series G†(1)(2)(3)	89,856	539,136
Palantir Technologies, Inc., Series H†(1)(2)(3)	24,065	144,390
Palantir Technologies, Inc., Series H-1†(1)(2)(3)	24,065	144,390

		827,916

166

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
E-Commerce/Products — 0.4%
Flipkart Online Services Pvt., Ltd., Series D†(1)(2)(3)	13,407	$1,278,223
Peixe Urbano, Inc., Series C†(1)(2)(3)	14,214	30,134

		1,308,357

Web Hosting/Design — 0.4%
AirBNB, Inc., Series D†(1)(2)(3)	29,418	1,194,416

Web Portals/ISP — 0.1%
Dropbox, Inc., Series A†(1)(2)(3)	8,758	167,288

Total Convertible Preferred Securities
(cost $3,283,962)		3,497,977

Total Long-Term Investment Securities
(cost $244,730,739)		293,821,697

SHORT-TERM INVESTMENT SECURITIES — 13.2%
Registered Investment Companies — 11.6%
State Street Navigator Securities Lending Prime Portfolio(4)	34,844,791	34,844,791

Time Deposits — 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$4,847,000	4,847,000

Total Short-Term Investment Securities
(cost $39,691,791)		39,691,791

TOTAL INVESTMENTS
(cost $284,422,530)(5)	111.0%	333,513,488
Liabilities in excess of other assets	(11.0)	(33,119,699)

NET ASSETS	100.0%	$300,393,789

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $1,224,978 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2014, the Mid Cap Strategic Growth Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	89,561	$810,680	$1,710,723	$19.10	0.57%
Survey Monkey, Inc.	11/25/2014	44,965	739,674	739,674	16.45	0.24
Convertible Preferred Securities
AirBNB, Inc.
Series D	04/16/2014	29,418	1,197,696	1,194,416	40.60	0.40
Better Place LLC Series B	01/25/2010	262,477	787,431
	11/30/2011	52,496	–

		314,973	787,431	0	0.00	0.00

Dropbox, Inc. Series A	05/25/2012	8,758	79,351	167,288	19.10	0.07
Flipkart Online Services Pvt., Ltd. Series D	10/04/2013	13,407	307,650	1,278,223	95.34	0.43
Palantir Technologies, Inc. Series G	07/19/2012	89,856	274,960	539,136	6.00	0.18
Palantir Technologies, Inc. Series H	10/25/2013	24,065	84,468	144,390	6.00	0.05
Palantir Technologies, Inc. Series H-1	10/25/2013	24,065	84,468	144,390	6.00	0.05
Peixe Urbano, Inc. Series C	12/02/2011	14,214	467,938	30,134	2.12	0.01

				$5,948,374		2.00%

(2)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $5,948,374 representing 2.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities Valuation inputs; see Note 2.
(4)	At November 30, 2014, the Fund had loaned securities with a total value of $33,765,541. This was secured by collateral of $34,844,791 which was received in cash and subsequently invested in short-term investments currently valued at $34,844,791 as reported in the portfolio investments. Additional collateral of $65,415 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income posted securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	0.88% to 4.25%	08/15/2015 to 05/15/2022	$65,415

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

167

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Internet Infrastructure Software	$—	$—	$739,674	$739,674
Web Portals/ISP	—	—	1,710,723	1,710,723
Other Industries	287,873,323	—	—	287,873,323
Convertible Preferred Securities	—	—	3,497,977	3,497,977
Short-Term Investment Securities:
Registered Investment Companies	34,844,791	—	—	34,844,791
Time Deposits	—	4,847,000	—	4,847,000

Total Investments at Value	$322,718,114	$4,847,000	$5,948,374	$333,513,488

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2014	$1,556,394	$2,719,036
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	154,329	800,160
Change in unrealized depreciation(1)	—	(21,219)
Net Purchases	739,674	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 11/30/2014	$2,450,397	$3,497,977

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2014 includes:

Common Stocks	Convertible Preferred Securities
$154,329	$778,941

Any differences between the change in unrealized appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2014

168

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/14	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$2,450,397	Market Approach under the Valuation Technique	Transaction Price*	$16.4500 - $19.1012 ($17.7756)
Convertible Preferred Securities	$1,445,511	Market Approach under the Valuation Technique	Transaction Price* Discount for Lack of Marketability	$19.1012 - $118.53 ($68.8156) 20.0%
	$30,134	Income Approach	Future Cash Flows*	$2.12
	$0	Cost Approach	Net Tangible Assets*	$0.00
	$2,022,332	Market Approach under the Valuation	Transaction Price*	$6.13 - $40.713 ($14.7758)
		Technique and Income	Enterprise Value/Revenue Multiple*	11.20x - 11.70x (11.325x)
		Approach	Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17.0% - 17.5% (17.125%)
			Perpetual Growth Rate*	3.0 - 3.5% (3.125%)

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

169

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

U.S. Government Agencies	34.0%
Foreign Bank	18.0
U.S. Government Treasuries	16.6
Money Center Banks	10.3
Commercial Banks — Canadian	4.4
Domestic Bank	4.4
Commercial Banks	4.2
Repurchase Agreement	3.4
Finance	2.5
Super-Regional Banks — US	2.2

100.0%

Credit Quality@#

A-1	97.8%
A-2	2.2

100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues.

Weighted Average days to Maturity — 51.0 days

170

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 96.6%
Certificates of Deposit — 28.3%
Chase Bank USA NA FRS 0.26% due 04/24/2015	$7,400,000	$7,400,000
Credit Agricole Corporate and Investment Bank NY 0.24% due 01/05/2015	7,000,000	7,000,000
Deutsche Bank AG NY FRS 0.55% due 03/27/2015	8,750,000	8,750,000
Nordea Bank Finland PLC NY 0.20% due 02/10/2015	7,250,000	7,250,000
Nordea Bank Finland PLC NY 0.22% due 03/25/2015	7,500,000	7,500,000
Rabobank Nederland NV NY FRS 0.26% due 10/20/2015	7,400,000	7,400,000
Rabobank Nederland NV NY FRS 0.28% due 06/12/2015	1,200,000	1,200,277
Rabobank Nederland NV NY FRS 0.30% due 08/12/2015	7,250,000	7,251,724
Royal Bank of Canada NY FRS 0.23% due 06/10/2015	7,250,000	7,250,000
Royal Bank of Canada NY FRS 0.24% due 03/27/2015	750,000	750,023
Royal Bank of Canada NY FRS 0.35% due 05/04/2015	7,700,000	7,700,000
Svenska Handelsbanken NY 0.22% due 03/11/2015	7,350,000	7,350,102
UBS AG Stamford CT FRS 0.25% due 07/23/2015	7,250,000	7,250,000
Wells Fargo Bank NA FRS 0.20% due 12/01/2014	7,100,000	7,100,000
Wells Fargo Bank NA FRS 0.23% due 02/04/2015	8,610,000	8,610,000

Total Certificates of Deposit
(amortized cost $99,762,126)		99,762,126

Commercial Paper — 11.4%
BNP Paribas Finance, Inc. 0.06% due 12/02/2014	17,000,000	16,999,972
Credit Agricole Corporate and Investment Bank NY 0.10% due 12/02/2014	8,500,000	8,499,976
State Street Corp. 0.19% due 03/24/2015	7,400,000	7,395,587
State Street Corp. 0.20% due 01/05/2015	7,550,000	7,548,532

Total Commercial Paper
(amortized cost $40,444,067)		40,444,067

U.S. Corporate Bonds & Notes — 6.3%
Bank of America NA 0.25% due 12/01/2014	7,650,000	7,650,000
General Electric Capital Corp. FRS 0.61% due 01/09/2015	3,000,000	3,001,498
General Electric Capital Corp. 2.15% due 01/09/2015	5,750,000	5,761,463
JPMorgan Chase Bank NA FRS 0.35% due 03/07/2019(1)	5,900,000	5,900,000

Total U.S. Corporate Bonds & Notes
(amortized cost $22,312,961)		22,312,961

U.S. Government Agencies — 34.0%
Federal Farm Credit Bank
0.08% due 03/09/2015 FRS	5,250,000	5,249,848
0.09% due 01/08/2015	4,750,000	4,749,549
0.11% due 03/30/2015 FRS	6,000,000	5,999,903
0.13% due 02/23/2015 FRS	6,700,000	6,699,915
0.14% due 07/01/2015	8,000,000	7,993,404
0.16% due 10/05/2015	2,950,000	2,945,962
0.23% due 03/16/2015 FRS	5,200,000	5,202,299

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal Home Loan Bank
0.06% due 01/07/2015	$4,000,000	$3,999,774
0.06% due 01/21/2015	6,500,000	6,499,447
0.07% due 01/28/2015	12,750,000	12,748,665
0.10% due 05/22/2015	6,000,000	5,997,133
0.11% due 02/17/2015	3,750,000	3,749,106
0.12% due 03/25/2015	3,250,000	3,248,765
0.12% due 04/10/2015	2,700,000	2,698,830
0.12% due 08/10/2015 FRS	2,000,000	2,000,217
0.13% due 03/12/2015	8,000,000	8,000,875
0.14% due 09/08/2015	4,500,000	4,495,082
0.17% due 07/31/2015	2,750,000	2,746,857
Federal Home Loan Mtg. Corp.
0.04% due 01/29/2015	4,000,000	3,999,738
0.10% due 04/24/2015	8,000,000	7,996,960
0.14% due 01/26/2015	2,750,000	2,749,423
Federal National Mtg. Assoc.
0.13% due 02/27/2015 FRS	5,000,000	5,000,323
0.14% due 06/01/2015	5,150,000	5,146,355

Total U.S. Government Agencies
(amortized cost $119,918,430)		119,918,430

U.S. Government Treasuries — 16.6%
United States Treasury Bills
0.01% due 12/11/2014	8,250,000	8,249,944
0.02% due 12/18/2014	5,000,000	4,999,924
0.03% due 12/04/2014	8,500,000	8,499,977
0.03% due 12/18/2014	8,800,000	8,799,867
0.04% due 12/11/2014	13,000,000	12,999,912
0.04% due 12/18/2014	15,000,000	14,999,773

Total U.S. Government Treasuries
(amortized cost $58,549,397)		58,549,397

Total Short-Term Investment Securities — 96.6%
(amortized cost $340,986,981)		340,986,981

REPURCHASE AGREEMENT — 3.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $11,766,000)	11,766,000	11,766,000

TOTAL INVESTMENTS —
(amortized cost $352,752,981)(3)	100.0%	352,752,981
Other assets less liabilities	0.0	162,904

NET ASSETS	100.0%	$352,915,885

(1)	The security’s effective maturity date is less than one year.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

171

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value*
Short-Term Investment Securities	$—	$340,986,981	$—	$340,986,981
Repurchase Agreements	—	11,766,000	—	11,766,000

Total Investments at Value	$—	$352,752,981	$—	$352,752,981

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

172

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Computers	14.4%
Medical — Biomedical/Gene	11.6
Web Portals/ISP	9.3
Applications Software	9.0
Electronic Components — Semiconductors	7.3
E-Commerce/Products	4.5
Cable/Satellite TV	4.3
Semiconductor Components — Integrated Circuits	3.6
Internet Content — Entertainment	3.5
Networking Products	2.9
E-Commerce/Services	2.4
Food — Misc./Diversified	2.1
Registered Investment Companies	1.9
Repurchase Agreements	1.8
Computers — Memory Devices	1.7
Multimedia	1.6
Retail — Discount	1.5
Pharmacy Services	1.5
Retail — Restaurants	1.2
Commercial Services — Finance	0.8
Semiconductor Equipment	0.8
Electronic Forms	0.7
Data Processing/Management	0.7
Computer Services	0.7
Auto — Cars/Light Trucks	0.6
Auto — Heavy Duty Trucks	0.5
Coffee	0.5
Hotels/Motels	0.5
Medical Information Systems	0.4
Medical — Generic Drugs	0.4
Radio	0.4
Transport — Services	0.4
Retail — Apparel/Shoe	0.4
Retail — Auto Parts	0.4
Beverages — Non-alcoholic	0.4
Medical Instruments	0.4
Cellular Telecom	0.4
Casino Hotels	0.4
Internet Security	0.4
Food — Retail	0.4
Chemicals — Specialty	0.3
Building — Heavy Construction	0.3
Entertainment Software	0.3
U.S. Government Treasuries	0.3
Retail — Bedding	0.3
Computer Aided Design	0.3
Enterprise Software/Service	0.3
Distribution/Wholesale	0.3
Web Hosting/Design	0.2
Television	0.2
Medical Products	0.2
Computer Software	0.2
Electronic Components — Misc.	0.2
Hazardous Waste Disposal	0.2
Toys	0.2
Retail — Gardening Products	0.2
Consulting Services	0.2
Broadcast Services/Program	0.2
Internet Infrastructure Software	0.2
Retail — Office Supplies	0.2
Telecom Services	0.2

101.7%

*	Calculated as a percentage of net assets

173

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Applications Software — 9.0%
Check Point Software Technologies, Ltd.†	12,124	$937,306
Citrix Systems, Inc.†	10,450	692,940
Intuit, Inc.	18,039	1,693,321
Microsoft Corp.	523,621	25,034,320

		28,357,887

Auto - Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†#	7,919	1,936,354

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.	22,543	1,510,832

Beverages - Non-alcoholic — 0.4%
Monster Beverage Corp.†	10,623	1,191,369

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	9,427	329,002
Discovery Communications, Inc., Class C†	9,578	325,748

		654,750

Building - Heavy Construction — 0.3%
SBA Communications Corp., Class A†	8,198	997,451

Cable/Satellite TV — 4.3%
Charter Communications, Inc., Class A†	6,904	1,171,609
Comcast Corp., Class A	136,600	7,791,664
DIRECTV†	31,915	2,799,265
DISH Network Corp., Class A†	14,120	1,121,269
Liberty Global PLC, Class A†	13,656	709,975

		13,593,782

Casino Hotels — 0.4%
Wynn Resorts, Ltd.	6,440	1,150,248

Cellular Telecom — 0.4%
Vodafone Group PLC ADR	31,850	1,164,117

Chemicals - Specialty — 0.3%
Sigma-Aldrich Corp.	7,559	1,032,559

Coffee — 0.5%
Keurig Green Mountain, Inc.	10,320	1,466,885

Commercial Services - Finance — 0.8%
Automatic Data Processing, Inc.	30,560	2,617,158

Computer Aided Design — 0.3%
Autodesk, Inc.†	14,480	897,760

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	38,631	2,085,688

Computer Software — 0.2%
Akamai Technologies, Inc.†	11,321	731,450

Computers — 14.4%
Apple, Inc.	380,514	45,254,530

Computers - Memory Devices — 1.7%
NetApp, Inc.	20,288	863,255
SanDisk Corp.	14,248	1,474,098
Seagate Technology PLC	20,767	1,372,906
Western Digital Corp.	14,870	1,535,625

		5,245,884

Consulting Services — 0.2%
Verisk Analytics, Inc., Class A†	10,578	655,624

Data Processing/Management — 0.7%
Fiserv, Inc.†	15,837	1,132,187
Paychex, Inc.	23,073	1,093,891

		2,226,078

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.3%
Fastenal Co.#	18,859	$852,427

E-Commerce/Products — 4.5%
Amazon.com, Inc.†	29,361	9,942,809
eBay, Inc.†	78,875	4,328,660

		14,271,469

E-Commerce/Services — 2.4%
Expedia, Inc.	7,268	633,115
Liberty Interactive Corp., Class A†	28,765	838,500
Liberty Ventures, Series A†	4,089	149,821
Netflix, Inc.†	3,818	1,323,281
Priceline Group, Inc.†	3,332	3,865,753
TripAdvisor, Inc.†	8,260	608,349

		7,418,819

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	12,240	701,352

Electronic Components - Semiconductors — 7.3%
Altera Corp.	19,634	738,631
Avago Technologies, Ltd.	15,995	1,493,933
Broadcom Corp., Class A	34,380	1,482,810
Intel Corp.	314,624	11,719,744
Micron Technology, Inc.†	68,047	2,446,290
NVIDIA Corp.	34,437	722,144
Texas Instruments, Inc.	67,839	3,691,798
Xilinx, Inc.	17,060	775,206

		23,070,556

Electronic Forms — 0.7%
Adobe Systems, Inc.†	31,606	2,328,730

Enterprise Software/Service — 0.3%
CA, Inc.	28,282	880,984

Entertainment Software — 0.3%
Activision Blizzard, Inc.	45,594	987,110

Food - Misc./Diversified — 2.1%
Kraft Foods Group, Inc.	37,745	2,271,116
Mondelez International, Inc., Class A	107,134	4,199,653

		6,470,769

Food - Retail — 0.4%
Whole Foods Market, Inc.	22,955	1,125,484

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	5,388	694,621

Hotels/Motels — 0.5%
Marriott International, Inc., Class A#	18,465	1,454,857

Internet Content - Entertainment — 3.5%
Facebook, Inc., Class A†	142,265	11,053,990

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	4,707	608,097

Internet Security — 0.4%
Symantec Corp.	43,877	1,144,751

Medical Information Systems — 0.4%
Cerner Corp.†	21,672	1,395,677

Medical Instruments — 0.4%
Intuitive Surgical, Inc.†	2,283	1,182,069

Medical Products — 0.2%
Henry Schein, Inc.†	5,389	739,371

Medical - Biomedical/Gene — 11.6%
Alexion Pharmaceuticals, Inc.†	12,569	2,449,698
Amgen, Inc.	48,270	7,979,514

174

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Biogen Idec, Inc.†	15,006	$4,617,196
Celgene Corp.†	50,806	5,776,134
Gilead Sciences, Inc.†	96,062	9,636,940
Illumina, Inc.†	8,858	1,690,904
Regeneron Pharmaceuticals, Inc.†	6,296	2,619,828
Vertex Pharmaceuticals, Inc.†	15,128	1,783,289

		36,553,503

Medical - Generic Drugs — 0.4%
Mylan, Inc.†	23,769	1,393,101

Multimedia — 1.6%
Twenty-First Century Fox, Inc., Class A	88,427	3,254,114
Viacom, Inc., Class B	23,643	1,788,120

		5,042,234

Networking Products — 2.9%
Cisco Systems, Inc.	325,534	8,997,760

Pharmacy Services — 1.5%
Catamaran Corp.†	13,180	671,389
Express Scripts Holding Co.†	47,371	3,938,899

		4,610,288

Radio — 0.4%
Sirius XM Holdings, Inc.†#	360,433	1,308,372

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	13,444	1,229,857

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	6,593	1,204,805

Retail - Bedding — 0.3%
Bed Bath & Beyond, Inc.†	12,832	941,484

Retail - Discount — 1.5%
Costco Wholesale Corp.	27,852	3,958,326
Dollar Tree, Inc.†	13,066	893,192

		4,851,518

Retail - Gardening Products — 0.2%
Tractor Supply Co.	8,748	672,984

Retail - Office Supplies — 0.2%
Staples, Inc.	40,937	575,574

Retail - Restaurants — 1.2%
Starbucks Corp.	47,736	3,876,641

Semiconductor Components - Integrated Circuits — 3.6%
Analog Devices, Inc.	19,967	1,090,997
Linear Technology Corp.	15,156	697,631
Maxim Integrated Products, Inc.	18,042	533,502
NXP Semiconductor NV†	15,166	1,180,066
QUALCOMM, Inc.	106,506	7,764,287

		11,266,483

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	77,425	1,862,071
KLA-Tencor Corp.	10,508	729,676

		2,591,747

Telecom Services — 0.2%
VimpelCom, Ltd. ADR#	104,986	551,176

Television — 0.2%
Liberty Media Corp., Class A†	6,638	244,079
Liberty Media Corp., Class C†	14,531	530,818

		774,897

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 0.2%
Mattel, Inc.	21,468	$677,315

Transport - Services — 0.4%
C.H. Robinson Worldwide, Inc.	9,351	689,543
Expeditors International of Washington, Inc.	12,398	580,474

		1,270,017

Web Hosting/Design — 0.2%
Equinix, Inc.	3,456	785,100

Web Portals/ISP — 9.3%
Baidu, Inc. ADR†	17,590	4,311,485
Google, Inc., Class A†	18,006	9,886,734
Google, Inc., Class C†	21,491	11,644,469
Yahoo!, Inc.†	63,204	3,270,175

		29,112,863

Total Long-Term Investment Securities
(cost $156,636,656)		307,439,258

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 1.9%
State Street Navigator Securities Lending Prime Portfolio(1)	5,780,859	5,780,859

U.S. Government Treasuries — 0.3%
United States Treasury Bills Disc. Notes
0.01% due 12/04/2014(2)	$50,000	50,000
0.02% due 12/18/2014(2)	900,000	899,994

		949,994

Total Short-Term Investment Securities
(cost $6,730,853)		6,730,853

REPURCHASE AGREEMENTS — 1.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $5,660,000)	5,660,000	5,660,000

TOTAL INVESTMENTS
(cost $169,027,509)(4)	101.7%	319,830,111
Liabilities in excess of other assets	(1.7)	(5,235,461)

NET ASSETS	100.0%	$314,594,650

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $5,687,175. This was secured by collateral of $5,780,859, which was received in cash and subsequently invested in short-term investments currently valued at $5,780,859 as reported in the portfolio of investments. Additional collateral of $55,842 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Bill	zero coupon	10/15/2015	$1,084
United States Treasury Notes/ Bonds	zero coupon to 6.00%	12/15/2014 to 02/15/2044	54,758

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

175

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
81	Long	Nasdaq 100® E-Mini Index	December 2014	$6,695,843	$7,027,965	$332,122

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$307,439,258	$—	$—	$307,439,258
Short-Term Investment Securities:
Registered Investment Companies	5,780,859	—	—	5,780,859
U.S. Government Treasuries	—	949,994	—	949,994
Repurchase Agreements	—	5,660,000	—	5,660,000

Total Investments at Value	$313,220,117	$6,609,994	$—	$319,830,111

Other Financial Instruments:†
Open Futures Contracts	$332,122	$—	$—	$332,122

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

176

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Applications Software	12.1%
Electronic Components — Semiconductors	10.3
Registered Investment Companies	9.6
Computers	9.5
Web Portals/ISP	6.3
Computers — Memory Devices	5.8
E-Commerce/Products	5.2
Networking Products	3.4
Computer Services	3.1
Internet Content — Entertainment	2.8
Semiconductor Components — Integrated Circuits	2.8
E-Commerce/Services	2.8
Semiconductor Equipment	2.7
Finance — Credit Card	2.4
Commercial Services — Finance	2.2
Auto — Cars/Light Trucks	1.9
Enterprise Software/Service	1.3
Internet Content — Information/News	1.3
Computer Aided Design	1.2
Internet Application Software	1.1
Internet Infrastructure Software	1.0
Cellular Telecom	0.9
Computer Software	0.9
Electronic Measurement Instruments	0.9
Repurchase Agreements	0.9
Internet Security	0.9
Electric Products — Misc.	0.8
Advertising Agencies	0.8
Time Deposits	0.8
Electronic Components — Misc.	0.8
Data Processing/Management	0.7
Computers — Other	0.7
Cable/Satellite TV	0.7
Medical Products	0.7
Telephone — Integrated	0.6
Power Converter/Supply Equipment	0.5
Real Estate Investment Trusts	0.5
Medical Instruments	0.5
Building — Heavy Construction	0.5
Internet Incubators	0.5
E-Services/Consulting	0.4
Photo Equipment & Supplies	0.4
Wireless Equipment	0.4
Aerospace/Defense	0.4
Consulting Services	0.4
Appliances	0.3
Metal Processors & Fabrication	0.3
Virtual Reality Products	0.3
Multimedia	0.2
Decision Support Software	0.2
Telecom Equipment — Fiber Optics	0.2
Computers — Integrated Systems	0.2
Finance — Other Services	0.2
Industrial Audio & Video Products	0.1
E-Marketing/Info	0.1
Communications Software	0.1
Telecommunication Equipment	0.1
Computer Graphics	0.1
Electronic Design Automation	0.1
Instruments — Controls	0.1
Commercial Services	0.1
Toys	0.1

107.2%

*	Calculated as a percentage of net assets

177

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note2)

COMMON STOCKS — 95.0%
Advanced Materials — 0.0%
STR Holdings, Inc.†#	274,600	$313,044

Advertising Agencies — 0.8%
Alliance Data Systems Corp.†	27,973	7,996,642

Aerospace/Defense — 0.4%
Boeing Co.	30,300	4,071,108

Appliances — 0.3%
iRobot Corp.†#	98,300	3,580,086

Applications Software — 12.1%
Check Point Software Technologies, Ltd.†	60,900	4,708,179
Dealertrack Technologies, Inc.†	89,500	4,220,820
Intuit, Inc.	131,940	12,385,208
Microsoft Corp.	1,313,970	62,820,906
Red Hat, Inc.†	212,342	13,197,055
salesforce.com, Inc.†	177,336	10,617,106
ServiceNow, Inc.†	186,740	11,943,891
Tableau Software, Inc., Class A†	41,140	3,450,823

		123,343,988

Auto - Cars/Light Trucks — 1.9%
Tesla Motors, Inc.†#	78,830	19,275,512

Building - Heavy Construction — 0.5%
SBA Communications Corp., Class A†	41,231	5,016,576

Cable/Satellite TV — 0.7%
Liberty Global PLC, Class C†	139,500	6,963,840

Cellular Telecom — 0.9%
China Unicom Hong Kong, Ltd.	1,168,000	1,774,238
T-Mobile US, Inc.†	268,600	7,840,434

		9,614,672

Commercial Services — 0.1%
CDK Global, Inc.	15,035	572,382

Commercial Services - Finance — 2.2%
Automatic Data Processing, Inc.	41,905	3,588,744
Cardtronics, Inc.†	44,930	1,759,459
Equifax, Inc.	42,345	3,368,545
EVERTEC, Inc.	71,710	1,580,488
Heartland Payment Systems, Inc.	99,358	5,416,998
MasterCard, Inc., Class A	35,151	3,068,331
WEX, Inc.†	31,172	3,524,930

		22,307,495

Communications Software — 0.1%
Mavenir Systems, Inc.†#	87,468	1,107,345

Computer Aided Design — 1.2%
Aspen Technology, Inc.†	26,000	981,240
Autodesk, Inc.†	188,772	11,703,864

		12,685,104

Computer Graphics — 0.1%
Atlassian Class A†(3)(4)(5)	3,707	70,433
Atlassian Class A FDR†(3)(4)(5)	2,554	48,526
Atlassian Series 1†(3)(4)(5)	6,508	123,652
Atlassian Series 2†(3)(4)(5)	17,424	331,056

		573,667

Computer Services — 3.1%
Accenture PLC, Class A	114,643	9,897,130
AtoS	13,601	966,852
Cognizant Technology Solutions Corp., Class A†	183,569	9,910,890
Computer Sciences Corp.	66,393	4,207,989
FleetMatics Group PLC†#	89,675	3,155,663

Security Description	Shares	Value (Note2)

Computer Services (continued)
Genpact, Ltd.†	222,887	$4,016,424

		32,154,948

Computer Software — 0.9%
Akamai Technologies, Inc.†	148,750	9,610,737

Computers — 9.5%
Apple, Inc.	653,410	77,710,051
Hewlett-Packard Co.	411,030	16,054,832
Lenovo Group, Ltd.#	2,416,610	3,390,465

		97,155,348

Computers - Integrated Systems — 0.2%
VeriFone Systems, Inc.†	48,625	1,733,967

Computers - Memory Devices — 5.7%
EMC Corp.	120,055	3,643,669
Nimble Storage, Inc.†#	83,750	2,208,488
SanDisk Corp.	192,305	19,895,875
Seagate Technology PLC	93,145	6,157,816
TDK Corp.#	27,900	1,681,006
Western Digital Corp.	241,585	24,948,483

		58,535,337

Computers - Other — 0.6%
Stratasys, Ltd.†#	57,400	5,853,078

Consulting Services — 0.4%
Huron Consulting Group, Inc.†	52,910	3,659,256

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	38,840	2,376,619
Fiserv, Inc.†	50,320	3,597,377

		5,973,996

Decision Support Software — 0.2%
Interactive Intelligence Group, Inc.†	44,300	2,003,689

E-Commerce/Products — 5.2%
Alibaba Group Holding, Ltd. ADR†	54,730	6,110,057
Amazon.com, Inc.†	99,910	33,833,523
eBay, Inc.†	55,080	3,022,790
MercadoLibre, Inc.#	8,700	1,226,178
Vipshop Holdings, Ltd. ADR†#	396,585	9,065,933

		53,258,481

E-Commerce/Services — 2.5%
Angie’s List, Inc.†#	202,032	1,200,070
Coupons.com, Inc.†#	48,825	745,558
Ctrip.com International, Ltd. ADR†	68,500	3,704,480
GrubHub, Inc.†#	19,163	705,198
Netflix, Inc.†	11,555	4,004,848
Priceline Group, Inc.†	12,800	14,850,432

		25,210,586

E-Marketing/Info — 0.1%
Marketo, Inc.†#	44,900	1,435,004

E-Services/Consulting — 0.4%
CDW Corp.	119,380	4,187,850

Electric Products - Misc. — 0.8%
Hermes Microvision, Inc.	33,000	1,567,493
Nidec Corp.	97,100	6,441,150

		8,008,643

Electronic Components - Misc. — 0.8%
AAC Technologies Holdings, Inc.#	477,500	2,810,852
Murata Manufacturing Co., Ltd.	30,500	3,296,221

178

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note2)

COMMON STOCKS (continued)
Electronic Components - Misc. (continued)
NEC Corp.#	441,000	$1,386,138
Omron Corp.	10,000	465,155

		7,958,366

Electronic Components - Semiconductors — 10.3%
Altera Corp.	285,200	10,729,224
ARM Holdings PLC	90,364	1,292,457
ARM Holdings PLC ADR	134,500	5,761,980
Avago Technologies, Ltd.	122,660	11,456,444
Broadcom Corp., Class A	122,715	5,292,698
First Solar, Inc.†	15,900	775,920
Freescale Semiconductor, Ltd.†#	170,175	3,691,096
Intel Corp.	596,370	22,214,782
International Rectifier Corp.†	19,035	759,116
IPG Photonics Corp.†#	55,400	3,993,786
MediaTek, Inc.	258,000	3,876,565
Micron Technology, Inc.†	310,530	11,163,553
ON Semiconductor Corp.†	200,800	1,813,224
Samsung Electronics Co., Ltd.	3,300	3,833,296
Semtech Corp.†	104,200	2,652,932
SK Hynix, Inc.†	152,749	6,624,477
Skyworks Solutions, Inc.	136,985	9,242,378
SunEdison Semiconductor, Ltd.†	28,895	543,226

		105,717,154

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	47,750	901,042

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	71,300	3,047,362
Keyence Corp.	900	415,758
National Instruments Corp.	80,800	2,600,952
Trimble Navigation, Ltd.†	117,500	3,304,687

		9,368,759

Enterprise Software/Service — 1.3%
Informatica Corp.†	59,328	2,158,353
OPOWER, Inc.†	4,100	63,837
Oracle Corp.	69,115	2,931,167
Veeva Systems, Inc., Class A†#	255,645	8,397,938

		13,551,295

Finance - Credit Card — 2.4%
Visa, Inc., Class A	95,406	24,632,875

Finance - Other Services — 0.2%
WageWorks, Inc.†	28,505	1,665,262

Industrial Audio & Video Products — 0.1%
Imax Corp.†	47,960	1,504,985

Instruments - Controls — 0.1%
Control4 Corp.†#	39,200	591,136

Internet Application Software — 1.1%
Splunk, Inc.†	28,765	1,930,131
Tencent Holdings, Ltd.	593,900	9,496,396

		11,426,527

Internet Content - Entertainment — 2.8%
Facebook, Inc., Class A†	323,673	25,149,392
NetEase, Inc. ADR	28,925	3,056,505
Renren, Inc. ADR†#	1,156	3,318
Twitter, Inc.†	11,174	466,403
Youku.com, Inc. Class A†(4)(5)	16	16

		28,675,634

Security Description	Shares	Value (Note2)

Internet Content - Information/News — 1.3%
LinkedIn Corp., Class A†	36,400	$8,236,228
M3, Inc.#	223,000	3,837,246
Yelp, Inc.†#	19,495	1,112,970

		13,186,444

Internet Incubators — 0.5%
HomeAway, Inc.†	149,500	4,688,320

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	75,180	9,712,504

Internet Security — 0.9%
FireEye, Inc.†#	97,174	2,943,400
VeriSign, Inc.†#	103,900	6,244,390

		9,187,790

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	10,000	5,177,700

Medical Products — 0.7%
Becton Dickinson and Co.	17,600	2,469,808
Hospira, Inc.†	74,900	4,467,036

		6,936,844

Metal Processors & Fabrication — 0.3%
Catcher Technology Co., Ltd.	150,000	1,269,893
Largan Precision Co., Ltd.	22,700	1,749,398

		3,019,291

Multimedia — 0.2%
Twenty-First Century Fox, Inc., Class A	61,200	2,252,160

Networking Products — 3.4%
Cisco Systems, Inc.	855,045	23,633,444
Fortinet, Inc.†	71,330	1,965,855
Palo Alto Networks, Inc.†	72,360	8,900,280

		34,499,579

Photo Equipment & Supplies — 0.4%
Sunny Optical Technology Group Co., Ltd.#	2,358,000	4,165,702

Power Converter/Supply Equipment — 0.5%
Delta Electronics, Inc.	236,000	1,426,028
SunPower Corp.†#	144,295	4,063,347

		5,489,375

Real Estate Investment Trusts — 0.5%
American Tower Corp.	50,615	5,315,081

Semiconductor Components - Integrated Circuits — 2.8%
Atmel Corp.†	415,800	3,288,978
NXP Semiconductor NV†	209,140	16,273,184
Power Integrations, Inc.	32,080	1,609,133
QUALCOMM, Inc.	14,090	1,027,161
Taiwan Semiconductor Manufacturing Co., Ltd.	830,000	3,794,975
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	102,175	2,398,047

		28,391,478

Semiconductor Equipment — 2.7%
Applied Materials, Inc.	258,915	6,226,906
ASM Pacific Technology, Ltd.#	165,200	1,681,845
ASML Holding NV	78,070	8,250,438
Lam Research Corp.	127,625	10,546,930
MKS Instruments, Inc.	27,180	990,439

		27,696,558

Telecom Equipment - Fiber Optics — 0.2%
JDS Uniphase Corp.†	147,900	1,972,986

179

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note2)

COMMON STOCKS (continued)
Telecommunication Equipment — 0.1%
Sonus Networks, Inc.†	298,700	$1,105,190

Telephone - Integrated — 0.6%
SoftBank Corp.	95,900	6,435,086

Toys — 0.1%
Nintendo Co., Ltd.	4,600	533,378

Virtual Reality Products — 0.3%
RealD, Inc.†#	255,000	2,919,750

Web Portals/ISP — 6.0%
Baidu, Inc. ADR†	77,917	19,098,236
Dropbox, Inc.†(3)(4)(5)	135,924	2,596,312
Google, Inc., Class A†	27,181	14,924,543
Google, Inc., Class C†	28,136	15,244,929
NAVER Corp.	1,118	762,858
SINA Corp.†	65,900	2,500,905
Yahoo!, Inc.†	49,745	2,573,806
Yandex NV, Class A†	130,900	3,262,028

		60,963,617

Wireless Equipment — 0.4%
Aruba Networks, Inc.†	174,885	3,272,099
RF Micro Devices, Inc.†	55,735	814,288

		4,086,387

Total Common Stocks
(cost $780,358,565)		969,930,636

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Computers - Memory Devices — 0.1%
Pure Storage, Inc. Series F†(3)(4)(5)	63,153	993,138

Computers - Other — 0.1%
Nutanix, Inc. Series E†(3)(4)(5)	95,451	1,278,709

Data Processing/Management — 0.1%
Cloudera, Inc. Series F†(3)(4)(5)	54,446	1,399,208

E-Commerce/Services — 0.3%
Uber Technologies, Inc.†(3)(4)(5)	21,629	2,633,980

Web Portals/ISP — 0.3%
Dropbox, Inc. Class A-1†(3)(4)(5)	119,521	2,282,994
Dropbox, Inc.,† Series A(3)(4)(5)	12,378	236,435

		2,519,429

Total Convertible Preferred Securities
(cost $5,600,275)		8,824,464

PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Atlassian Class A FDR(†)(3)(4)(5)	13,337	253,403
Atlassian Series A†(3)(4)(5)	12,885	244,815

Total Preferred Securities
(cost $419,552)		498,218

Total Long-Term Investment Securities
(cost $786,378,392)		979,253,318

SHORT-TERM INVESTMENT SECURITIES — 10.4%
Registered Investment Companies — 9.6%
State Street Navigator Securities Lending Prime Portfolio(1)	72,118,681	72,118,681

Security Description	Shares/ Principal Amount	Value (Note2)

Registered Investment Companies (continued)
T. Rowe Price Reserve Investment Fund	25,745,699	$25,745,699

		97,864,380

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$7,992,000	7,992,000

Total Short-Term Investment Securities
(cost $105,856,380)		105,856,380

REPURCHASE AGREEMENTS — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount $9,347,000 collateralized by $10,015,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $9,536,744 (cost $9,347,000)	9,347,000	9,347,000

TOTAL INVESTMENTS
(cost $901,581,772)(2)	107.2%	1,094,456,698
Liabilities in excess of other assets	(7.2)	(73,095,667)

NET ASSETS	100.0%	$1,021,361,031

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $69,737,559. This was secured by collateral of $72,118,681, which was received in cash and subsequently invested in short-term investments currently valued at $72,118,681 as reported in the portfolio of investments. Additional collateral of $281,947 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	0.25% to 4.75%	07/15/2015 to 02/15/2041	$281,947

(2)	See Note 5 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

180

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2014, the Science and Technology Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Atlassian Class A	4/9/2014	3,707	$59,312	$70,433	$19.00	0.01%
Atlassian FDR Class A	4/9/2014	2,554	40,864	48,526	19.00	0.00%
Atlassian Series 1	4/9/2014	6,508	104,128	123,652	19.00	0.01%
Atlassian Series 2	4/9/2014	17,424	278,784	331,056	19.00	0.03%
Dropbox, Inc.	5/1/2012	135,924	1,374,071	2,596,312	17.10	0.25%
Youku.Com, Inc. Series A	7/11/2011	16	—	16	1.00	0.00%
Convertible Preferred Stocks
Cloudera, Inc. Series F	2/5/2014	54,446	792,733	$1,399,208	25.70	0.14%
Dropbox, Inc. Series A	5/1/2012	12,378	112,010	236,435	19.10	0.02%
Dropbox, Inc. Class A-1	5/1/2012	60,803	550,212
	5/29/2012	58,718	531,345

		119,521	1,081,557	2,282,994	19.10	0.22%

Nutanix, Inc. Series E	6/5/2014	95,451	1,278,709	1,278,709	13.40	0.13%
Pure Storage, Inc. Class F	4/16/2014	63,153	993,138	993,138	15.73	0.10%
Uber Technologies, Inc.	6/5/2014	21,629	1,342,127	2,633,980	121.78	0.26%
Preferred Stocks
Atlassian Class A	4/9/2014	12,885	206,160	244,815	19.00	0.02%
Atlassian FDR Class A	4/9/2014	13,337	213,392	253,403	19.00	0.02%

				$12,492,677		1.21%

(5)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $12,492,677 representing 1.2% of net assets.

ADR—American Depository Receipt

FDR—Federal Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$573,667	$573,667
Internet Content - Entertainment	28,675,618	16	—	28,675,634
Web Portals/ISP	58,367,305	—	2,596,312	60,963,617
Other Industries	879,717,718	—	—	879,717,718
Convertible Preferred Securities	—	—	8,824,464	8,824,464
Preferred Securities	—	—	498,218	498,218
Short-Term Investment Securities:
Registered Investment Companies	97,864,380	—	—	97,864,380
Time Deposits	—	7,992,000	—	7,992,000
Repurchase Agreement	—	9,347,000	—	9,347,000

Total Investments at Value	$1,064,625,021	$17,339,016	$12,492,661	$1,094,456,698

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

181

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of 05/31/2014 . . . . . . . . .	$3,121,125	$4,099,250	$419,552
Accrued discounts . . . . . . . . . . . . . .	—	—	—
Accrued premiums . . . . . . . . . . . . . .	—	—	—
Realized Gain . . . . . . . . . . . . . . . . . .	158,775	—	—
Realized Loss . . . . . . . . . . . . . . . . . .	—	—	—
Change in unrealized appreciation(1) .	192,588	—	—
Change in unrealized depreciation(1) .	—	2,104,377	78,666
Net Purchases . . . . . . . . . . . . . . . . .	—	2,620,837	—
Net Sales . . . . . . . . . . . . . . . . . . . . .	(302,509)	—	—
Transfers into Level 3 . . . . . . . . . . . .	—	—	—
Transfers out of Level 3 . . . . . . . . . .	—	—	—

Balance as of 11/30/2014	$3,169,979	$8,824,464	$498,218

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2014 includes:

Common Stocks	Convertible Preferred Securities	Convertible Preferred Securities
$192,588	$2,104,377	$78,666

Any differences between the change in unrealized appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2014

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/14	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$573,667	Market Approach	Enterprise Value/Revenue Multiple*	8.00x
			Current Year 2015 Price/Free Cash Flow Multiple*	30.0x
	$2,596,312	Market Approach	Transaction Price*	$19.1012
Convertible Preferred Securities	$7,425,256	Market Approach	Transaction Price*	$13.3965 - $135.30 ($40.52578)
			Discount for Lack of Marketability	10.0%
	$1,399,208	Market Approach	Implied Enterprise Value from a Market Transaction*	$27.83
			2016 Estimate Revenue Multiple*	8.20x
			Discount for Lack of Marketability	10.0%
Preferred Securities	$498,218	Market Approach	Enterprise Value/Revenue Multiple*	8.00x
			Current Year 2015 Price/Free Cash Flow Multiple*	30.0x

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

182

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	14.2%
Medical Products	5.9
Medical — Biomedical/Gene	5.7
Medical — Drugs	4.9
Electronic Components — Semiconductors	4.1
Commercial Services — Finance	3.9
Enterprise Software/Service	3.4
Networking Products	2.6
Chemicals — Specialty	2.6
Medical Instruments	2.4
Retail — Restaurants	2.4
Instruments — Scientific	2.3
Human Resources	2.2
Apparel Manufacturers	2.2
Finance — Consumer Loans	2.0
Banks — Commercial	2.0
Office Furnishings — Original	1.7
Therapeutics	1.6
Computer Services	1.6
Oil Companies — Exploration & Production	1.5
Advanced Materials	1.5
Aerospace/Defense	1.5
Entertainment Software	1.4
Electric Products — Misc.	1.4
Retail — Home Furnishings	1.4
Aerospace/Defense — Equipment	1.4
E-Marketing/Info	1.4
Medical — Hospitals	1.4
Hotels/Motels	1.4
Health Care Cost Containment	1.4
Industrial Audio & Video Products	1.3
Medical Sterilization Products	1.3
Resorts/Theme Parks	1.3
Applications Software	1.3
Brewery	1.2
Consulting Services	1.2
Retail — Apparel/Shoe	1.2
Distribution/Wholesale	1.2
Food — Misc./Diversified	1.2
Schools	1.2
Internet Telephone	1.1
Steel — Producers	1.1
Retail — Automobile	1.0
Computers — Memory Devices	1.0
Transport — Truck	1.0
Building & Construction Products — Misc.	1.0
Internet Connectivity Services	1.0
Auto/Truck Parts & Equipment — Original	1.0
Machinery — General Industrial	0.9
Footwear & Related Apparel	0.9
Retail — Pet Food & Supplies	0.9
MRI/Medical Diagnostic Imaging	0.8
Oil — Field Services	0.8
Finance — Other Services	0.8
Airlines	0.7
Physical Therapy/Rehabilitation Centers	0.7
Repurchase Agreements	0.6
Optical Supplies	0.6
Telecom Services	0.6
Rental Auto/Equipment	0.5
Diversified Minerals	0.5
Drug Delivery Systems	0.4
Investment Management/Advisor Services	0.2

113.9%

*	Calculated as a percentage of net assets

183

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Advanced Materials — 1.5%
Hexcel Corp.†	36,663	$1,587,141

Aerospace/Defense — 1.5%
Teledyne Technologies, Inc.†	14,840	1,586,544

Aerospace/Defense - Equipment — 1.4%
HEICO Corp., Class A	31,922	1,444,470

Airlines — 0.7%
Spirit Airlines, Inc.†	9,300	769,017

Apparel Manufacturers — 2.2%
Carter’s, Inc.	12,400	1,031,804
G-III Apparel Group, Ltd.†	14,700	1,300,803

		2,332,607

Applications Software — 1.3%
Constant Contact, Inc.†	41,800	1,366,024

Auto/Truck Parts & Equipment - Original — 1.0%
Tenneco, Inc.†	18,700	1,016,345

Banks - Commercial — 2.0%
Customers Bancorp, Inc.†	46,266	832,788
Western Alliance Bancorp†	45,700	1,207,851

		2,040,639

Brewery — 1.2%
Boston Beer Co., Inc., Class A†	4,944	1,300,124

Building & Construction Products - Misc. — 1.0%
Simpson Manufacturing Co., Inc.	32,200	1,069,040

Chemicals - Specialty — 2.6%
Cytec Industries, Inc.	27,490	1,322,269
Quaker Chemical Corp.	16,800	1,368,024

		2,690,293

Commercial Services - Finance — 3.9%
Euronet Worldwide, Inc.†	42,926	2,492,713
Heartland Payment Systems, Inc.	15,200	828,704
WEX, Inc.†	7,140	807,391

		4,128,808

Computer Services — 1.6%
Barracuda Networks, Inc.†	45,658	1,640,492

Computers - Memory Devices — 1.0%
Spansion, Inc., Class A†	46,700	1,091,379

Consulting Services — 1.2%
Huron Consulting Group, Inc.†	18,600	1,286,376

Distribution/Wholesale — 1.2%
H&E Equipment Services, Inc.	35,400	1,239,000

Diversified Minerals — 0.5%
US Silica Holdings, Inc.#	15,200	477,584

Drug Delivery Systems — 0.4%
Revance Therapeutics, Inc.†#	26,400	434,016

E-Marketing/Info — 1.4%
comScore, Inc.†	32,600	1,433,422

Electric Products - Misc. — 1.4%
Littelfuse, Inc.	15,400	1,480,402

Electronic Components - Semiconductors — 4.1%
Ambarella, Inc.†#	13,400	737,000
Microsemi Corp.†	77,895	2,118,744
Tower Semiconductor, Ltd.†#	109,400	1,406,884

		4,262,628

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 3.4%
Proofpoint, Inc.†	50,790	$2,205,302
Ultimate Software Group, Inc.†	8,888	1,308,669

		3,513,971

Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	54,500	1,507,470

Finance - Consumer Loans — 2.0%
PRA Group, Inc.†	36,435	2,132,176

Finance - Other Services — 0.8%
MarketAxess Holdings, Inc.	12,104	793,659

Food - Misc./Diversified — 1.2%
Pinnacle Foods, Inc.	36,300	1,235,289

Footwear & Related Apparel — 0.9%
Deckers Outdoor Corp.†	9,400	909,168

Health Care Cost Containment — 1.4%
ExamWorks Group, Inc.†#	35,900	1,412,665

Hotels/Motels — 1.4%
La Quinta Holdings, Inc.†	64,300	1,415,886

Human Resources — 2.2%
TriNet Group, Inc.†	41,400	1,310,724
TrueBlue, Inc.†	44,700	1,025,865

		2,336,589

Industrial Audio & Video Products — 1.3%
Imax Corp.†#	44,200	1,386,996

Instruments - Scientific — 2.3%
FEI Co.	12,840	1,099,618
Fluidigm Corp.†#	41,400	1,276,362

		2,375,980

Internet Connectivity Services — 1.0%
Cogent Communications Holdings, Inc.	29,400	1,041,348

Internet Telephone — 1.1%
RingCentral, Inc.†#	95,200	1,197,616

Investment Management/Advisor Services — 0.2%
WisdomTree Investments, Inc.	10,800	164,052

Machinery - General Industrial — 0.9%
Altra Industrial Motion Corp.	31,400	961,782

Medical Instruments — 2.4%
AtriCure, Inc.†	55,129	1,032,566
DexCom, Inc.†	28,075	1,444,740

		2,477,306

Medical Products — 5.9%
NanoString Technologies, Inc.†#	37,600	560,616
NxStage Medical, Inc.†	141,200	2,439,936
West Pharmaceutical Services, Inc.	40,078	2,084,457
Zeltiq Aesthetics, Inc.†#	38,200	1,045,534

		6,130,543

Medical Sterilization Products — 1.3%
STERIS Corp.	21,600	1,377,000

Medical - Biomedical/Gene — 5.7%
Bluebird Bio, Inc.†	20,700	853,461
KYTHERA Biopharmaceuticals, Inc.†#	18,200	696,150
Ligand Pharmaceuticals, Inc.†#	27,157	1,462,404
Loxo Oncology, Inc.†	37,600	387,280
Puma Biotechnology, Inc.†	5,475	1,242,935
Sage Therapeutics, Inc.†#	18,244	721,368
Ultragenyx Pharmaceutical, Inc.†	13,198	575,301

		5,938,899

184

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 4.9%
Amicus Therapeutics, Inc.†	149,943	$1,189,048
Chimerix, Inc.†#	31,200	1,099,488
Pacira Pharmaceuticals, Inc.†	14,575	1,369,030
Receptos, Inc.†	10,950	1,481,535

		5,139,101

Medical - Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	23,000	1,426,230

MRI/Medical Diagnostic Imaging — 0.8%
Surgical Care Affiliates, Inc.†#	27,600	877,680

Networking Products — 2.6%
LogMeIn, Inc.†	54,500	2,756,065

Office Furnishings - Original — 1.7%
Steelcase, Inc., Class A	103,800	1,818,576

Oil Companies - Exploration & Production — 1.5%
Bonanza Creek Energy, Inc.†	5,100	138,822
Carrizo Oil & Gas, Inc.†	21,040	830,238
Diamondback Energy, Inc.†	11,500	648,600

		1,617,660

Oil - Field Services — 0.8%
Newpark Resources, Inc.†	80,100	838,647

Optical Supplies — 0.6%
Ocular Therapeutix, Inc.†	38,800	656,496

Physical Therapy/Rehabilitation Centers — 0.7%
AAC Holdings, Inc.†#	25,200	727,272

Rental Auto/Equipment — 0.5%
Neff Corp.†#	36,900	544,275

Resort/Theme Parks — 1.3%
Marriott Vacations Worldwide Corp.	18,600	1,367,286

Retail - Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	28,200	1,259,694

Retail - Automobile — 1.0%
Lithia Motors, Inc., Class A	14,900	1,095,299

Retail - Home Furnishings — 1.4%
Restoration Hardware Holdings, Inc.†#	17,500	1,478,225

Retail - Pet Food & Supplies — 0.9%
Freshpet, Inc.†#	53,800	898,998

Retail - Restaurants — 2.4%
Red Robin Gourmet Burgers, Inc.†	13,600	915,960
Sonic Corp.	57,100	1,552,549

		2,468,509

Schools — 1.2%
Capella Education Co.	17,900	1,220,422

Steel - Producers — 1.1%
Steel Dynamics, Inc.	51,500	1,160,810

Telecom Services — 0.6%
RigNet, Inc.†	14,128	578,542

Therapeutics — 1.6%
Kite Pharma Inc†#	15,300	642,294
Vital Therapies, Inc.†#	50,845	1,053,000

		1,695,294

Transport - Truck — 1.0%
Old Dominion Freight Line, Inc.†	13,331	1,080,344

Total Long-Term Investment Securities
(cost $87,672,226)		103,690,171

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 14.2%
Registered Investment Companies — 14.2%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $14,830,259)	14,830,259	$14,830,259

REPURCHASE AGREEMENTS — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount $662,000 collateralized by $710,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $676,095 (cost $662,000)	$662,000	662,000

TOTAL INVESTMENTS
(cost $103,164,485)(2)	113.9%	119,182,430
Liabilities in excess of other assets	(13.9)	(14,587,888)

NET ASSETS —	100.0%	$104,594,542

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $14,235,254. This was secured by collateral of $14,830,259, which was received in cash and subsequently invested in short-term investments currently valued at $14,830,259 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

185

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$103,690,171	$—	$—	$103,690,171
Short-Term Investment Securities	14,830,259	—	—	14,830,259
Repurchase Agreements	—	662,000	—	662,000

Total Investments at Value	$118,520,430	$662,000	$—	$119,182,430

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

186

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	7.3%
Banks — Commercial	7.0
Retail — Restaurants	4.5
Transport — Truck	3.8
Medical — Biomedical/Gene	3.3
Real Estate Investment Trusts	3.2
Medical Products	2.6
Medical — Drugs	2.3
Computers — Integrated Systems	2.1
Finance — Investment Banker/Broker	1.6
Electronic Components — Semiconductors	1.6
Metal Processors & Fabrication	1.6
Medical — Hospitals	1.6
Enterprise Software/Service	1.5
Real Estate Management/Services	1.4
Oil Companies — Exploration & Production	1.4
Commercial Services	1.4
Investment Management/Advisor Services	1.4
Retail — Apparel/Shoe	1.3
Semiconductor Components — Integrated Circuits	1.3
Building & Construction Products — Misc.	1.2
Containers — Paper/Plastic	1.2
Oil — Field Services	1.1
Pipelines	1.1
Computer Software	1.0
Medical Instruments	1.0
Machinery — General Industrial	1.0
Computer Services	1.0
Gas — Distribution	1.0
Chemicals — Specialty	0.9
Applications Software	0.9
Human Resources	0.9
Building Products — Doors & Windows	0.9
Savings & Loans/Thrifts	0.8
Apparel Manufacturers	0.8
Miscellaneous Manufacturing	0.8
Insurance — Property/Casualty	0.8
Storage/Warehousing	0.8
Telecommunication Equipment	0.8
Non-Hazardous Waste Disposal	0.8
Semiconductor Equipment	0.8
Diagnostic Kits	0.8
Instruments — Controls	0.8
Building — Residential/Commercial	0.8
Medical — Generic Drugs	0.8
Food — Canned	0.7
Electronic Design Automation	0.7
Building Products — Cement	0.7
Oil Field Machinery & Equipment	0.7
Batteries/Battery Systems	0.7
Insurance — Multi-line	0.7
Retail — Automobile	0.7
Building — Mobile Home/Manufactured Housing	0.6
Electronic Components — Misc.	0.6
Wire & Cable Products	0.6
Medical Labs & Testing Services	0.6
Diversified Manufacturing Operations	0.6
Electronic Parts Distribution	0.6
Insurance — Life/Health	0.6
Building & Construction — Misc.	0.6
Retail — Home Furnishings	0.6
Home Furnishings	0.6
Chemicals — Plastics	0.6
Broadcast Services/Program	0.6
Transport — Marine	0.6
Transactional Software	0.6
Food — Wholesale/Distribution	0.5
Telecom Equipment — Fiber Optics	0.5
Recreational Vehicles	0.5

Retail — Vitamins & Nutrition Supplements	0.5
Office Furnishings — Original	0.5
Lasers — System/Components	0.5
Instruments — Scientific	0.4
Food — Misc./Diversified	0.4
Electric — Integrated	0.4
Oil & Gas Drilling	0.4
Electronic Measurement Instruments	0.4
Therapeutics	0.4
Financial Guarantee Insurance	0.3
Medical — HMO	0.3
Building Products — Air & Heating	0.3
Aerospace/Defense	0.3
Time Deposits	0.2
Auto/Truck Parts & Equipment — Original	0.2
Paper & Related Products	0.2
Retail — Discount	0.2
Steel — Producers	0.2
Aerospace/Defense — Equipment	0.2
E-Commerce/Services	0.2
Retail — Sporting Goods	0.2
Medical Sterilization Products	0.2
Steel Pipe & Tube	0.2
E-Marketing/Info	0.2
Real Estate Operations & Development	0.2
Garden Products	0.2
Environmental Monitoring & Detection	0.2
Machinery — Pumps	0.2
Printing — Commercial	0.2
Consulting Services	0.2
Wireless Equipment	0.2
Independent Power Producers	0.2
Telecom Services	0.2
Advanced Materials	0.2
Distribution/Wholesale	0.2
Airlines	0.2
Data Processing/Management	0.2
Consumer Products — Misc.	0.1
Networking Products	0.1
Decision Support Software	0.1
Retail — Misc./Diversified	0.1
Food — Retail	0.1
Computers — Memory Devices	0.1
Auction Houses/Art Dealers	0.1
Diagnostic Equipment	0.1
Footwear & Related Apparel	0.1
Gold Mining	0.1
E-Services/Consulting	0.1
Auto Repair Centers	0.1
Quarrying	0.1
Transport — Services	0.1
Retail — Arts & Crafts	0.1
Internet Infrastructure Software	0.1
Agricultural Operations	0.1
Medical Imaging Systems	0.1
Containers — Metal/Glass	0.1
Food — Flour & Grain	0.1
Internet Application Software	0.1
Publishing — Newspapers	0.1
Retail — Toy Stores	0.1
Publishing — Books	0.1
Retail — Convenience Store	0.1
Electronic Security Devices	0.1
Healthcare Safety Devices	0.1
Textile — Products	0.1
MRI/Medical Diagnostic Imaging	0.1
Gambling (Non-Hotel)	0.1
Water	0.1
Telephone — Integrated	0.1

187

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Leisure Products	0.1%
Energy — Alternate Sources	0.1
Internet Content — Entertainment	0.1
Communications Software	0.1
Internet Telephone	0.1
Vitamins & Nutrition Products	0.1
Industrial Automated/Robotic	0.1
Filtration/Separation Products	0.1
Brewery	0.1
Chemicals — Diversified	0.1
Coal	0.1
Commercial Services — Finance	0.1
Funeral Services & Related Items	0.1
Metal — Diversified	0.1
Finance — Leasing Companies	0.1
Pharmacy Services	0.1
Transport — Equipment & Leasing	0.1
Industrial Audio & Video Products	0.1
Internet Content — Information/News	0.1
Internet Security	0.1
Engineering/R&D Services	0.1
Heart Monitors	0.1
Linen Supply & Related Items	0.1
Retail — Leisure Products	0.1
Oil Refining & Marketing	0.1
Electronics — Military	0.1
Diversified Minerals	0.1
Building — Heavy Construction	0.1
Electric Products — Misc.	0.1
E-Commerce/Products	0.1
Internet Connectivity Services	0.1
Computers — Voice Recognition	0.1
Internet Incubators	0.1

106.2%

*	Calculated as a percentage of net assets

188

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	13,000	$167,700
Hexcel Corp.†	10,100	437,229

		604,929

Advertising Services — 0.0%
Marchex, Inc., Class B	13,500	49,005

Aerospace/Defense — 0.3%
Teledyne Technologies, Inc.†	8,400	898,044

Aerospace/Defense - Equipment — 0.2%
Ducommun, Inc.†	6,400	159,360
LMI Aerospace, Inc.†	6,100	85,644
Moog, Inc., Class A†	7,200	524,016

		769,020

Agricultural Operations — 0.1%
Cadiz, Inc.†#	14,400	163,296
MGP Ingredients, Inc.	13,100	194,928

		358,224

Airlines — 0.2%
Allegiant Travel Co.†	3,900	547,014

Apparel Manufacturers — 0.8%
Columbia Sportswear Co.	59,424	2,677,051
Delta Apparel, Inc.†	10,500	113,400
Quiksilver, Inc.†#	97,800	199,512

		2,989,963

Applications Software — 0.9%
BSQUARE Corp.†	13,900	57,685
Cvent, Inc.†#	14,060	378,495
Descartes Systems Group, Inc.†	22,900	344,645
Five9, Inc.†#	16,200	71,442
HubSpot, Inc.†#	830	29,374
Infoblox, Inc.†	3,700	66,600
PDF Solutions, Inc.†	9,500	125,875
Progress Software Corp.†	11,650	300,453
Tangoe, Inc.†	34,800	452,574
Verint Systems, Inc.†	24,758	1,490,184

		3,317,327

Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.#	17,200	449,436

Audio/Video Products — 0.0%
VOXX International Corp.†	5,000	42,050

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	7,525	412,295

Auto/Truck Parts & Equipment - Original — 0.2%
Miller Industries, Inc.	10,000	179,200
SORL Auto Parts, Inc.†#	15,300	62,883
Spartan Motors, Inc.	21,600	108,216
Strattec Security Corp.	4,700	487,672

		837,971

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	18,700	122,485

Banks - Commercial — 7.0%
American National Bankshares, Inc.	5,900	138,945
AmeriServ Financial, Inc.	22,000	66,220
BancorpSouth, Inc.	2,600	56,914
BankUnited, Inc.	19,800	597,960
Blue Hills Bancorp, Inc.†	3,200	42,304
Capital Bank Financial Corp., Class A†	16,400	415,740

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Capital City Bank Group, Inc.	9,600	$138,816
Citizens Holding Co.	4,500	84,690
CNB Financial Corp.	8,500	150,110
CVB Financial Corp.	131,120	1,989,090
East West Bancorp, Inc.	73,103	2,687,997
Eastern Virginia Bankshares, Inc.†	12,000	77,640
Enterprise Bancorp, Inc.	6,821	159,475
Farmers Capital Bank Corp.†	7,900	180,041
First Bancorp, Inc.	7,165	125,173
First Community Bancshares, Inc.	10,000	154,600
First Horizon National Corp.	50,900	649,484
Glacier Bancorp, Inc.	104,433	2,859,376
Green Bancorp, Inc.†	1,300	20,657
Hampton Roads Bankshares, Inc.†	85,000	136,850
Heritage Commerce Corp.	13,500	111,240
Iberiabank Corp.	31,895	2,083,381
Independent Bank Corp.	14,000	170,100
LNB Bancorp, Inc.	16,300	260,474
Merchants Bancshares, Inc.	4,600	131,146
Metro Bancorp, Inc.†	6,500	162,825
MidWestOne Financial Group, Inc.	5,400	148,554
Northrim BanCorp, Inc.	7,100	194,256
Ohio Valley Banc Corp.	6,400	152,320
Pacific Continental Corp.	13,000	180,180
PacWest Bancorp	54,331	2,526,391
Park Sterling Corp.	44,400	317,016
Peoples Bancorp of North Carolina, Inc.	5,500	99,000
Peoples Bancorp, Inc.	6,300	152,523
Pinnacle Financial Partners, Inc.	6,100	229,787
Preferred Bank	3,920	100,038
Prosperity Bancshares, Inc.	8,600	483,148
Seacoast Banking Corp. of Florida†	13,100	166,108
Sierra Bancorp	9,400	149,178
Signature Bank†	3,900	472,953
Southcoast Financial Corp.†#	5,000	34,050
Southern National Bancorp of Virginia, Inc.	15,000	175,800
Synovus Financial Corp.	14,690	379,590
Talmer Bancorp, Inc., Class A	20,000	278,200
TCF Financial Corp.	15,900	246,768
Texas Capital Bancshares, Inc.†	12,750	702,908
United Security Bancshares†#	21,148	112,719
Valley National Bancorp.#	34,199	333,098
Washington Trust Bancorp, Inc.	5,700	206,283
West Bancorporation, Inc.	6,944	108,465
Westamerica Bancorporation#	6,100	296,460
Western Alliance Bancorp†	108,748	2,874,210
Zions Bancorporation	9,000	252,540

		25,023,791

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	4,100	64,739

Batteries/Battery Systems — 0.7%
EnerSys	40,650	2,468,674

Beverages - Non-alcoholic — 0.0%
Primo Water Corp.†	21,600	94,608

Brewery — 0.1%
Craft Brew Alliance, Inc.†	18,800	254,552

Broadcast Services/Program — 0.6%
Nexstar Broadcasting Group, Inc., Class A#	39,590	2,031,363

Building & Construction Products - Misc. — 1.2%
Aspen Aerogels, Inc.†#	11,400	92,340
Louisiana-Pacific Corp.†	30,800	469,392
NCI Building Systems, Inc.†	13,200	246,312

189

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction Products - Misc. (continued)
Quanex Building Products Corp.	10,500	$207,690
Simpson Manufacturing Co., Inc.	10,300	341,960
Trex Co., Inc.†	73,017	3,076,936

		4,434,630

Building & Construction - Misc. — 0.6%
Dycom Industries, Inc.†	66,989	2,049,193
Integrated Electrical Services, Inc.†#	12,995	99,542

		2,148,735

Building Products - Air & Heating — 0.3%
AAON, Inc.	14,425	298,886
American DG Energy, Inc.†#	35,000	29,050
Lennox International, Inc.	8,800	824,296

		1,152,232

Building Products - Cement — 0.7%
Eagle Materials, Inc.	28,145	2,318,867
Martin Marietta Materials, Inc.	2,100	252,084

		2,570,951

Building Products - Doors & Windows — 0.9%
Apogee Enterprises, Inc.	69,117	3,126,162

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	18,400	124,016

Building - Heavy Construction — 0.1%
Orion Marine Group, Inc.†	16,100	176,778

Building - Mobile Home/Manufactured Housing — 0.6%
Thor Industries, Inc.	38,725	2,275,481

Building - Residential/Commercial — 0.8%
AV Homes, Inc.†	11,400	170,658
Beazer Homes USA, Inc.†	100,805	2,010,052
Meritage Homes Corp.†	10,600	415,732
Standard Pacific Corp.†	15,800	119,290

		2,715,732

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	7,500	124,200

Chemicals - Diversified — 0.1%
Koppers Holdings, Inc.	8,600	250,948

Chemicals - Plastics — 0.6%
Landec Corp.†	14,800	194,472
PolyOne Corp.	49,964	1,863,657

		2,058,129

Chemicals - Specialty — 0.9%
KMG Chemicals, Inc.	7,800	145,158
Minerals Technologies, Inc.	41,599	3,087,894
Oil-Dri Corp. of America	4,900	132,545

		3,365,597

Circuit Boards — 0.0%
UQM Technologies, Inc.†#	57,300	57,300

Coal — 0.1%
Cloud Peak Energy, Inc.†	20,700	241,569

Commercial Services — 1.4%
Collectors Universe, Inc.	7,200	158,472
HMS Holdings Corp.†#	116,637	2,433,048
Intersections, Inc.#	12,500	50,250
SP Plus Corp.†	4,000	83,120

Security Description	Shares	Value (Note 2)

Commercial Services (continued)
StarTek, Inc.†	18,100	$151,859
Team, Inc.†	50,571	2,053,688

		4,930,437

Commercial Services - Finance — 0.1%
PRGX Global, Inc.†	22,500	117,000
Xoom Corp.†#	8,800	123,288

		240,288

Communications Software — 0.1%
Audience, Inc.†#	14,200	49,416
Digi International, Inc.†	13,300	94,962
Seachange International, Inc.†	19,500	130,845

		275,223

Computer Graphics — 0.0%
CyberArk Software, Ltd.†	590	24,379

Computer Services — 1.0%
Barracuda Networks, Inc.†	1,900	68,267
CACI International, Inc., Class A†	29,407	2,622,810
Ciber, Inc.†	45,000	136,350
FleetMatics Group PLC†#	18,900	665,091

		3,492,518

Computer Software — 1.0%
Computer Modelling Group, Ltd.	12,800	139,537
SS&C Technologies Holdings, Inc.	70,044	3,540,724

		3,680,261

Computers - Integrated Systems — 2.0%
Agilysys, Inc.†	13,000	159,640
Cray, Inc.†	122,954	4,128,795
Jack Henry & Associates, Inc.	44,969	2,763,795
Maxwell Technologies, Inc.†#	14,800	152,292

		7,204,522

Computers - Memory Devices — 0.1%
Datalink Corp.†	11,100	135,642
Dot Hill Systems Corp.†	62,300	290,318
Netlist, Inc.†#	37,900	30,324

		456,284

Computers - Voice Recognition — 0.1%
Vocera Communications, Inc.†	18,000	173,880

Consulting Services — 0.2%
CRA International, Inc.†	7,700	229,075
Hackett Group, Inc.	27,900	248,031
Information Services Group, Inc.†	42,400	167,904
PDI, Inc.†#	9,800	18,816

		663,826

Consumer Products - Misc. — 0.1%
CSS Industries, Inc.	3,000	87,030
Tumi Holdings, Inc.†	20,100	439,989

		527,019

Containers - Metal/Glass — 0.1%
Constellium NV, Class A†	22,500	354,375

Containers - Paper/Plastic — 1.2%
Berry Plastics Group, Inc.†	21,700	627,998
Graphic Packaging Holding Co.†	284,576	3,542,971

		4,170,969

190

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.†	3,421	$10,879

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	3,300	156,090
Innodata, Inc.†#	25,000	72,000

		228,090

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	11,100	502,053

Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	36,900	364,203
Hansen Medical, Inc.†#	75,000	62,692

		426,895

Diagnostic Kits — 0.8%
Alere, Inc.†	61,303	2,445,377
Meridian Bioscience, Inc.	19,700	324,065

		2,769,442

Diamonds/Precious Stones — 0.0%
Petra Diamonds, Ltd.†	40,747	125,863

Direct Marketing — 0.0%
EVINE Live, Inc.†	18,400	112,976

Distribution/Wholesale — 0.2%
Core-Mark Holding Co., Inc.	8,300	498,913
H&E Equipment Services, Inc.	1,900	66,500

		565,413

Diversified Manufacturing Operations — 0.6%
AZZ, Inc.	10,500	470,190
Chase Corp.	7,100	241,045
EnPro Industries, Inc.†	9,600	619,392
Fabrinet†	13,500	226,395
Harsco Corp.	23,700	458,832
Lydall, Inc.†	7,000	185,990

		2,201,844

Diversified Minerals — 0.1%
United States Lime & Minerals, Inc.	2,600	177,320

Diversified Operations — 0.0%
Resource America, Inc., Class A	17,400	154,338

E-Commerce/Products — 0.1%
1-800-flowers.com, Inc., Class A†	20,600	176,130

E-Commerce/Services — 0.2%
Angie’s List, Inc.†#	5,900	35,046
Coupons.com, Inc.†#	7,790	118,953
GrubHub, Inc.†#	11,267	414,626
United Online, Inc.	12,500	163,250
Zillow, Inc., Class A†#	300	35,508

		767,383

E-Marketing/Info — 0.2%
Marketo, Inc.†#	17,000	543,320
QuinStreet, Inc.†	35,000	158,550

		701,870

E-Services/Consulting — 0.1%
Sapient Corp.†	16,800	414,960

Educational Software — 0.0%
Rosetta Stone, Inc.†	14,000	141,960

Electric Products - Misc. — 0.1%
Graham Corp.	5,800	176,146

Security Description	Shares	Value (Note 2)

Electric - Integrated — 0.4%
Cleco Corp.	2,900	$155,817
El Paso Electric Co.	10,000	378,300
NorthWestern Corp.	4,000	212,920
PNM Resources, Inc.	26,000	752,960

		1,499,997

Electronic Components - Misc. — 0.6%
CTS Corp.	12,000	206,160
Gentex Corp.	5,100	181,356
Sanmina Corp.†	60,019	1,476,467
Viasystems Group, Inc.†	11,000	171,930
Vishay Precision Group, Inc.†	8,800	147,224
ZAGG, Inc.†	15,898	90,619

		2,273,756

Electronic Components - Semiconductors — 1.6%
Cavium, Inc.†	4,900	277,340
Diodes, Inc.†	5,250	139,598
Fairchild Semiconductor International, Inc.†	115,885	1,869,225
GigOptix, Inc.†	50,000	57,500
GSI Technology, Inc.†	19,800	103,158
Intersil Corp., Class A	145,485	1,907,308
InvenSense, Inc.†#	7,300	105,777
Kopin Corp.†	13,500	46,035
Peregrine Semiconductor Corp.†	24,500	305,025
Pixelworks, Inc.†#	22,000	106,040
PMC-Sierra, Inc.†	41,900	341,485
Semtech Corp.†	14,400	366,624
Silicon Laboratories, Inc.†	4,400	199,540

		5,824,655

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	137,095	2,586,983

Electronic Measurement Instruments — 0.4%
CyberOptics Corp.†	18,900	171,045
ESCO Technologies, Inc.	12,600	453,852
FARO Technologies, Inc.†	5,600	307,608
National Instruments Corp.	11,700	376,623

		1,309,128

Electronic Parts Distribution — 0.6%
Tech Data Corp.†	34,769	2,167,152

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	6,300	307,944
Vicon Industries, Inc.#	14,000	23,800

		331,744

Electronics - Military — 0.1%
M/A-COM Technology Solutions Holdings, Inc.†	7,300	181,259

Energy - Alternate Sources — 0.1%
Amyris, Inc.†#	50,800	140,208
Ocean Power Technologies, Inc.†#	17,900	18,616
REX American Resources Corp.†	2,100	132,867
Saratoga Resources, Inc.†#	17,300	4,500

		296,191

Engineering/R&D Services — 0.1%
VSE Corp.	3,700	199,134

Enterprise Software/Service — 1.5%
American Software, Inc., Class A	11,600	105,212
Concur Technologies, Inc.†	2,400	309,144
Guidewire Software, Inc.†	12,900	651,063
MicroStrategy, Inc., Class A†	15,810	2,715,210
OPOWER, Inc.†	3,200	49,824

191

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Proofpoint, Inc.†	11,100	$481,962
PROS Holdings, Inc.†	10,800	308,880
SciQuest, Inc.†	59,019	879,973

		5,501,268

Environmental Consulting & Engineering — 0.0%
TRC Cos., Inc.†	8,712	59,590

Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	12,300	675,639

Filtration/Separation Products — 0.1%
CLARCOR, Inc.	3,900	256,971

Finance - Consumer Loans — 0.0%
Asta Funding, Inc.†	13,200	112,860

Finance - Investment Banker/Broker — 1.6%
E*TRADE Financial Corp.†	149,707	3,414,817
Evercore Partners, Inc., Class A	38,962	1,967,581
FBR & Co.†	5,750	143,405
JMP Group, Inc.	16,300	118,827
Piper Jaffray Cos.†	2,500	143,500
SWS Group, Inc.†#	10,000	69,900

		5,858,030

Finance - Leasing Companies — 0.1%
California First National Bancorp	6,000	85,020
Marlin Business Services Corp.	7,500	139,800

		224,820

Finance - Mortgage Loan/Banker — 0.0%
PennyMac Financial Services, Inc., Class A†	4,100	65,559

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	24,677	630,744
MGIC Investment Corp.†	11,400	106,134
Radian Group, Inc.#	29,100	496,155

		1,233,033

Food - Baking — 0.0%
Flowers Foods, Inc.	700	13,650

Food - Canned — 0.7%
Seneca Foods Corp., Class B†	200	6,100
TreeHouse Foods, Inc.†	32,183	2,605,214

		2,611,314

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†#	8,800	352,000

Food - Misc./Diversified — 0.4%
Inventure Foods, Inc.†	17,900	247,199
John B. Sanfilippo & Son, Inc.	6,600	276,012
Pinnacle Foods, Inc.	23,600	803,108
Senomyx, Inc.†#	30,400	176,928

		1,503,247

Food - Retail — 0.1%
Fresh Market, Inc.†#	11,300	462,848

Food - Wholesale/Distribution — 0.5%
AMCON Distributing Co.	500	39,265
United Natural Foods, Inc.†	25,211	1,895,615

		1,934,880

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc.	13,900	424,089

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	5,100	234,957

Security Description	Shares	Value (Note 2)

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.†#	43,334	$32,501
Isle of Capri Casinos, Inc.†	23,400	169,416
Lakes Entertainment, Inc.†	15,200	100,776

		302,693

Garden Products — 0.2%
Toro Co.	10,300	676,504

Gas - Distribution — 1.0%
Chesapeake Utilities Corp.	3,600	161,748
Delta Natural Gas Co., Inc.	3,800	81,510
Southwest Gas Corp.	10,100	584,689
UGI Corp.	68,022	2,565,110

		3,393,057

Gold Mining — 0.1%
Franco-Nevada Corp.	8,300	415,109

Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	1,100	27,313

Healthcare Safety Devices — 0.1%
Alpha PRO Tech, Ltd.†#	30,000	84,300
Harvard Apparatus Regenerative Technology, Inc.†#	7,500	25,350
Unilife Corp.†#	70,000	219,100

		328,750

Heart Monitors — 0.1%
HeartWare International, Inc.†	2,700	198,531

Home Furnishings — 0.6%
Hooker Furniture Corp.	9,100	140,049
La-Z-Boy, Inc.	74,374	1,932,980

		2,073,029

Hotels/Motels — 0.0%
Morgans Hotel Group Co.†	19,000	153,900

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	119,520

Human Resources — 0.9%
Cross Country Healthcare, Inc.†	20,000	213,400
Kforce, Inc.	8,000	186,720
Team Health Holdings, Inc.†	42,727	2,442,275
TriNet Group, Inc.†	9,900	313,434

		3,155,829

Independent Power Producers — 0.2%
Dynegy, Inc.†	14,300	474,045
NRG Yield, Inc., Class A#	3,200	151,648

		625,693

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	56,280
Iteris, Inc.†	76,210	147,085

		203,365

Industrial Automated/Robotic — 0.1%
Adept Technology, Inc.†#	10,000	86,200
Hurco Cos., Inc.	5,000	173,600

		259,800

Instruments - Controls — 0.8%
Allied Motion Technologies, Inc.	14,000	304,920
Control4 Corp.†#	9,200	138,736
Frequency Electronics, Inc.†	10,000	106,500

192

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Controls (continued)
Watts Water Technologies, Inc., Class A	35,392	$2,139,800
Woodward, Inc.	1,250	64,600

		2,754,556

Instruments - Scientific — 0.4%
FEI Co.	17,945	1,536,810

Insurance - Life/Health — 0.6%
Independence Holding Co.	10,460	144,243
StanCorp Financial Group, Inc.	30,450	2,012,745

		2,156,988

Insurance - Multi-line — 0.7%
American Financial Group, Inc.	34,639	2,091,849
Fortegra Financial Corp.†	13,700	135,767
Kemper Corp.	6,300	222,138

		2,449,754

Insurance - Property/Casualty — 0.8%
Enstar Group, Ltd.†	1,800	262,710
Hallmark Financial Services, Inc.†	13,000	153,270
HCC Insurance Holdings, Inc.	10,400	551,928
Infinity Property & Casualty Corp.	10,600	770,196
RLI Corp.	8,400	385,812
Safety Insurance Group, Inc.	1,800	107,136
Selective Insurance Group, Inc.	21,400	572,878
State Auto Financial Corp.	6,650	130,872

		2,934,802

Insurance - Reinsurance — 0.0%
Essent Group, Ltd.†	3,800	95,760

Internet Application Software — 0.1%
Bazaarvoice, Inc.†#	21,500	158,240
Lionbridge Technologies, Inc.†	36,800	186,576

		344,816

Internet Connectivity Services — 0.1%
PC-Tel, Inc.	21,200	174,476

Internet Content - Entertainment — 0.1%
Pandora Media, Inc.†	14,400	283,104

Internet Content - Information/News — 0.1%
Reis, Inc.	8,000	201,280

Internet Financial Services — 0.0%
TheStreet, Inc.	48,200	107,004

Internet Incubators — 0.1%
HomeAway, Inc.†	5,000	156,800
ModusLink Global Solutions, Inc.†#	5,000	16,550

		173,350

Internet Infrastructure Software — 0.1%
Support.com, Inc.†	56,500	116,390
Survey Monkey, Inc.(5)(6)(7)	5,062	83,270
Unwired Planet, Inc.†	65,400	89,598

		289,258

Internet Security — 0.1%
iPass, Inc.†#	49,900	68,862
Zix Corp.†	41,500	131,140

		200,002

Internet Telephone — 0.1%
RingCentral, Inc.†#	21,600	271,728

Security Description	Shares	Value (Note 2)

Investment Companies — 0.0%
KCAP Financial, Inc.#	16,700	$130,928

Investment Management/Advisor Services — 1.4%
Artisan Partners Asset Management, Inc., Class A	1,500	77,625
Calamos Asset Management, Inc., Class A	14,000	188,860
Cohen & Steers, Inc.#	8,900	385,103
Financial Engines, Inc.#	15,500	506,540
Janus Capital Group, Inc.#	192,453	3,025,361
Manning & Napier, Inc.	8,400	128,604
Pzena Investment Management, Inc., Class A	2,100	18,207
Silvercrest Asset Management Group, Inc., Class A	10,000	143,500
Waddell & Reed Financial, Inc., Class A	7,900	379,832

		4,853,632

Lasers - System/Components — 0.5%
Coherent, Inc.†	28,590	1,582,742
Rofin-Sinar Technologies, Inc.†	1,800	48,456

		1,631,198

Leisure Products — 0.1%
Johnson Outdoors, Inc., Class A	7,200	218,304
Marine Products Corp.	12,100	79,255

		297,559

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	600	82,920

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	3,000	195,300

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	11,000	134,750

Machinery - Construction & Mining — 0.0%
Terex Corp.	800	22,960

Machinery - Farming — 0.0%
Alamo Group, Inc.	2,500	119,075

Machinery - General Industrial — 1.0%
Albany International Corp., Class A	71,505	2,672,142
Chart Industries, Inc.†	10,600	420,926
Manitowoc Co., Inc.#	13,800	277,932
Xerium Technologies, Inc.†	15,000	213,300

		3,584,300

Machinery - Pumps — 0.2%
Graco, Inc.	8,400	672,840

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.	9,800	127,106

Medical Imaging Systems — 0.1%
Analogic Corp.	3,600	262,224
Digirad Corp	25,000	92,250

		354,474

Medical Instruments — 1.0%
Bio-Techne Corp.	23,566	2,158,881
Bruker Corp.†	17,900	343,322
CryoLife, Inc.	17,000	171,700
Edwards Lifesciences Corp.†	900	116,712
Navidea Biopharmaceuticals, Inc.†#	85,500	106,020
Thoratec Corp.†	11,100	346,209
TransEnterix, Inc.†#	20,000	42,000
Vascular Solutions, Inc.†	7,500	192,900
Volcano Corp.†	10,900	120,554

		3,598,298

193

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.6%
ICON PLC†	39,813	$2,211,214

Medical Products — 2.6%
Accuray, Inc.†#	10,337	71,222
Cardica, Inc.†#	33,400	20,123
Cerus Corp.†#	35,000	158,550
Cooper Cos., Inc.	1,400	236,460
Globus Medical, Inc., Class A†	88,217	2,032,520
Haemonetics Corp.†	38,109	1,407,365
Halyard Health Inc†	6,300	247,023
Hill-Rom Holdings, Inc.	45,304	2,073,111
InspireMD, Inc.†#	50,000	48,000
K2M Group Holdings, Inc.†#	9,100	172,081
Medgenics, Inc.†#	19,000	78,470
NanoString Technologies, Inc.†#	9,000	134,190
Span-America Medical Systems, Inc.	3,100	59,489
Tornier NV†	12,700	338,963
Wright Medical Group, Inc.†#	79,661	2,333,271

		9,410,838

Medical Sterilization Products — 0.2%
STERIS Corp.	11,800	752,250

Medical - Biomedical/Gene — 3.3%
Acceleron Pharma, Inc.†#	4,600	178,204
AMAG Pharmaceuticals, Inc.†#	45,816	1,704,355
ArQule, Inc.†	55,000	72,600
BioMarin Pharmaceutical, Inc.†	2,800	251,216
Biota Pharmaceuticals, Inc.†#	34,600	76,466
Cellular Dynamics International, Inc.†#	9,500	62,700
Charles River Laboratories International, Inc.†	32,403	2,098,094
Cubist Pharmaceuticals, Inc.†	36,071	2,734,543
Cubist Pharmaceuticals, Inc. CVR†	2,900	90
Endocyte, Inc.†#	16,000	103,840
Enzo Biochem, Inc.†	33,500	152,090
Exelixis, Inc.†#	19,600	32,536
Fibrocell Science, Inc.†#	33,100	89,370
Five Prime Therapeutics, Inc.†	10,000	205,600
GTx, Inc.†#	20,200	12,928
Harvard Bioscience, Inc.†	30,000	147,600
Incyte Corp.†	26,600	2,009,630
Isis Pharmaceuticals, Inc.†#	8,100	419,499
Medicines Co.†	9,400	252,014
Nanosphere, Inc.†#	35,000	13,296
Onconova Therapeutics, Inc.†#	12,000	57,000
Oncothyreon, Inc.†	84,000	147,000
Pacific Biosciences of California, Inc.†	26,700	180,492
PharmAthene, Inc.†#	68,300	116,110
pSivida Corp.†#	32,000	137,920
Retrophin, Inc.†#	13,000	131,300
Rigel Pharmaceuticals, Inc.†	40,000	85,600
Seattle Genetics, Inc.†#	5,200	189,488
Theravance Biopharma, Inc.†#	400	6,328
Theravance, Inc.#	1,400	21,182
Ultragenyx Pharmaceutical, Inc.†	500	21,795

		11,710,886

Medical - Drugs — 2.3%
Alimera Sciences, Inc.†#	25,025	146,897
Alkermes PLC†	14,300	786,786
BioSpecifics Technologies Corp.†	5,200	197,184
Cempra, Inc.†#	15,000	215,850
Chimerix, Inc.†#	3,400	119,816
Conatus Pharmaceuticals, Inc.†#	9,500	80,845
Cumberland Pharmaceuticals, Inc.†	12,800	66,176
Cytori Therapeutics, Inc.†#	17,000	7,310
Endo International PLC†	29,206	2,137,003

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
NanoViricides, Inc.†#	43,000	$137,600
Ophthotech Corp.†#	1,400	60,410
Pacira Pharmaceuticals, Inc.†	13,200	1,239,876
Pain Therapeutics, Inc.†#	40,000	72,400
PharMerica Corp.†	71,365	1,556,470
POZEN, Inc.	15,600	138,684
Progenics Pharmaceuticals, Inc.†#	36,800	256,128
SIGA Technologies, Inc.†#	19,900	33,830
Sucampo Pharmaceuticals, Inc., Class A†#	23,000	269,560
Synergy Pharmaceuticals, Inc.†#	35,000	104,300
Targacept, Inc.†#	35,000	85,050
TESARO, Inc.†#	3,600	124,236
Vanda Pharmaceuticals, Inc.†#	10,700	139,421
XenoPort, Inc.†	25,000	222,500
Zogenix, Inc.†#	18,700	21,318

		8,219,650

Medical - Generic Drugs — 0.8%
Impax Laboratories, Inc.†	84,475	2,698,976

Medical - HMO — 0.3%
Centene Corp.†	5,600	553,112
WellCare Health Plans, Inc.†	9,000	663,660

		1,216,772

Medical - Hospitals — 1.6%
Acadia Healthcare Co., Inc.†	12,100	750,321
Adeptus Health, Inc., Class A†#	2,500	76,100
Community Health Systems, Inc.†	36,708	1,728,213
LifePoint Hospitals, Inc.†	43,121	2,983,542

		5,538,176

Metal Processors & Fabrication — 1.6%
Ampco-Pittsburgh Corp.	6,500	118,950
Dynamic Materials Corp.	8,100	129,924
Haynes International, Inc.	49,792	2,235,163
RBC Bearings, Inc.	8,800	559,504
Rexnord Corp.†	91,384	2,517,629
Sun Hydraulics Corp.	6,300	253,701

		5,814,871

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	89,430

Metal - Diversified — 0.1%
Luxfer Holdings PLC ADR	15,500	232,655

Miscellaneous Manufacturing — 0.8%
Hillenbrand, Inc.	5,500	176,880
John Bean Technologies Corp.	16,700	506,678
TriMas Corp.†	72,667	2,262,124

		2,945,682

MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	36,000	303,120

Networking Products — 0.1%
Fortinet, Inc.†	6,000	165,360
Ixia†	11,100	115,107
Meru Networks, Inc.†#	40,100	148,370
NeoPhotonics Corp.†	22,000	74,140

		502,977

Non-Hazardous Waste Disposal — 0.8%
Casella Waste Systems, Inc., Class A†	32,900	129,626
Waste Connections, Inc.	58,208	2,748,000

		2,877,626

194

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Furnishings - Original — 0.5%
Interface, Inc.	82,346	$1,245,072
Knoll, Inc.	21,000	389,130

		1,634,202

Oil & Gas Drilling — 0.4%
Parsley Energy, Inc., Class A†	10,200	128,928
Precision Drilling Corp.	190,759	1,228,488

		1,357,416

Oil Companies - Exploration & Production — 1.4%
American Eagle Energy Corp.†	21,250	19,973
Bill Barrett Corp.†	12,500	126,625
Bonanza Creek Energy, Inc.†	7,200	195,984
BPZ Resources, Inc.†#	60,000	36,000
Callon Petroleum Co.†	13,100	64,321
Contango Oil & Gas Co.†	1,400	47,334
Diamondback Energy, Inc.†	7,900	445,560
Eclipse Resources Corp†#	12,200	131,638
Energy XXI, Ltd.#	10,900	43,709
Escalera Resources Co.†	11,000	12,430
Evolution Petroleum Corp.	10,600	83,316
FieldPoint Petroleum Corp.†	31,900	88,682
Matador Resources Co.†	17,400	306,066
Miller Energy Resources, Inc.†#	23,400	54,288
Oasis Petroleum, Inc.†	17,300	317,974
Panhandle Oil and Gas, Inc., Class A	5,000	88,200
PostRock Energy Corp.†	24,600	15,252
Rice Energy, Inc.†	4,000	99,600
Rosetta Resources, Inc.†	32,056	943,088
RSP Permian, Inc.†#	5,500	119,680
Ultra Petroleum Corp.†#	84,551	1,678,337
Warren Resources, Inc.†	34,500	70,725

		4,988,782

Oil Field Machinery & Equipment — 0.7%
Flotek Industries, Inc.†	11,900	231,812
Forum Energy Technologies, Inc.†	70,591	1,694,890
Gulf Island Fabrication, Inc.	9,000	175,590
Mitcham Industries, Inc.†	6,900	52,578
Natural Gas Services Group, Inc.†	7,400	171,384
Thermon Group Holdings, Inc.†	6,600	159,654

		2,485,908

Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	214	9,478
Trecora Resources†	14,000	172,060

		181,538

Oil - Field Services — 1.1%
C&J Energy Services, Inc.†	6,400	96,960
Forbes Energy Services, Ltd.†	17,200	34,228
Helix Energy Solutions Group, Inc.†	78,060	1,785,232
Key Energy Services, Inc.†	14,700	27,636
MRC Global, Inc.†	56,961	1,151,182
SEACOR Holdings, Inc.†	9,400	668,716
Tesco Corp.	13,800	194,442
TETRA Technologies, Inc.†	13,500	85,725

		4,044,121

Optical Recognition Equipment — 0.0%
Digimarc Corp.	3,100	74,927

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	6,500	430,690
Schweitzer-Mauduit International, Inc.	5,700	243,789

Security Description	Shares	Value (Note 2)

Paper & Related Products (continued)
Wausau Paper Corp.	12,300	$122,385

		796,864

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	1,200	55,908
Masimo Corp.†	500	13,125

		69,033

Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	4,600	123,556
Liberator Medical Holdings, Inc.#	35,000	98,000

		221,556

Physicians Practice Management — 0.0%
Healthways, Inc.†	4,600	71,668

Pipelines — 1.1%
Primoris Services Corp.	75,231	1,967,291
SemGroup Corp., Class A	28,054	2,075,715

		4,043,006

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	7,000	143,010

Printing - Commercial — 0.2%
ARC Document Solutions, Inc.†	10,400	100,152
Multi-Color Corp.	10,150	556,626
RR Donnelley & Sons Co.	916	15,425

		672,203

Professional Sports — 0.0%
Madison Square Garden Co., Class A†	2,200	160,688

Publishing - Books — 0.1%
Courier Corp.	7,700	106,183
Scholastic Corp.	6,449	228,940

		335,123

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	18,221	218,652
Lee Enterprises, Inc.†#	34,500	122,475

		341,127

Quarrying — 0.1%
Compass Minerals International, Inc.	4,600	400,430

Radio — 0.0%
Emmis Communications Corp., Class A†	40,500	84,240
Salem Communications Corp., Class A	10,000	78,600

		162,840

Real Estate Investment Trusts — 3.2%
Acadia Realty Trust	6,800	217,328
Associated Estates Realty Corp.	14,300	320,606
CatchMark Timber Trust, Inc., Class A	14,800	164,280
CBL & Associates Properties, Inc.	22,900	445,405
Chesapeake Lodging Trust	11,900	402,934
Colony Financial, Inc.	5,300	130,115
Cousins Properties, Inc.	160,500	1,964,520
DiamondRock Hospitality Co.	34,408	513,712
EastGroup Properties, Inc.	9,200	618,424
Equity One, Inc.	13,100	317,413
First Potomac Realty Trust	11,300	139,894
Geo Group, Inc.	50,098	2,018,448
Hudson Pacific Properties, Inc.	4,600	129,352
LaSalle Hotel Properties	68,740	2,775,034
Outfront Media, Inc.	5,700	154,242
PS Business Parks, Inc.	8,400	683,676

195

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Retail Opportunity Investments Corp.	8,400	$138,264
Urstadt Biddle Properties, Inc., Class A	7,000	155,260

		11,288,907

Real Estate Management/Services — 1.4%
Jones Lang LaSalle, Inc.	19,376	2,822,308
Kennedy-Wilson Holdings, Inc.	84,157	2,187,241
RE/MAX Holdings, Inc., Class A	2,700	90,315

		5,099,864

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	5,700	217,056
Consolidated-Tomoka Land Co.	3,100	165,881
Forestar Group, Inc.†	7,300	116,800
St. Joe Co.†#	10,400	193,336

		693,073

Recreational Vehicles — 0.5%
Brunswick Corp.	35,100	1,743,768

Recycling — 0.0%
Metalico, Inc.†#	31,700	12,125

Rental Auto/Equipment — 0.0%
Electro Rent Corp.	5,600	78,120

Retail - Apparel/Shoe — 1.3%
American Eagle Outfitters, Inc.	23,600	332,760
ANN, Inc.†	70,173	2,577,454
Burlington Stores, Inc.†	3,700	165,279
Chico’s FAS, Inc.	35,100	557,037
Christopher & Banks Corp.†	30,100	217,924
Destination Maternity Corp.	7,800	125,034
Destination XL Group, Inc.†	30,000	155,100
Express, Inc.†	24,100	360,295
Francesca’s Holdings Corp.†	12,000	152,160
Pacific Sunwear of California, Inc.†	37,200	62,496

		4,705,539

Retail - Appliances — 0.0%
hhgregg, Inc.†#	20,100	127,635

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†	15,401	370,548

Retail - Automobile — 0.7%
Penske Automotive Group, Inc.	50,335	2,383,362

Retail - Building Products — 0.0%
Tile Shop Holdings, Inc.†#	1,900	18,962

Retail - Convenience Store — 0.1%
Pantry, Inc.†	12,600	334,530

Retail - Discount — 0.2%
HSN, Inc.	6,800	495,924
Tuesday Morning Corp.†	14,000	298,200

		794,124

Retail - Home Furnishings — 0.6%
Kirkland’s, Inc.†	9,700	210,684
Pier 1 Imports, Inc.	97,925	1,351,365
Restoration Hardware Holdings, Inc.†#	6,700	565,949

		2,127,998

Retail - Leisure Products — 0.1%
West Marine, Inc.†	17,232	188,346

Retail - Misc./Diversified — 0.1%
Five Below, Inc.†#	7,500	349,950
Gaiam, Inc., Class A†	17,400	127,890

		477,840

Security Description	Shares	Value (Note 2)

Retail - Regional Department Stores — 0.0%
Stage Stores, Inc.	6,000	$122,940

Retail - Restaurants — 4.5%
BJ’s Restaurants, Inc.†	9,500	467,020
Bloomin’ Brands, Inc.†	24,400	555,588
Brinker International, Inc.	32,090	1,807,630
Carrols Restaurant Group, Inc.†	15,000	112,650
Cheesecake Factory, Inc.	7,800	377,754
Cracker Barrel Old Country Store, Inc.	18,344	2,348,215
Denny’s Corp.†	36,900	357,561
Famous Dave’s of America, Inc.†#	6,800	173,400
Jack in the Box, Inc.	9,700	722,650
Jamba, Inc.†	520	6,443
Krispy Kreme Doughnuts, Inc.†	25,200	513,072
Luby’s, Inc.†	25,000	121,750
Papa John’s International, Inc.	52,928	2,793,540
Red Robin Gourmet Burgers, Inc.†	38,882	2,618,703
Sonic Corp.	120,851	3,285,938

		16,261,914

Retail - Sporting Goods — 0.2%
Hibbett Sports, Inc.†	5,500	275,935
Zumiez, Inc.†	13,500	482,895

		758,830

Retail - Toy Stores — 0.1%
Build-A-Bear Workshop, Inc.†	16,500	339,570

Retail - Vitamins & Nutrition Supplements — 0.5%
GNC Holdings, Inc., Class A	37,399	1,653,784

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	24,000	105,600

Savings & Loans/Thrifts — 0.8%
Banc of California, Inc.#	10,000	110,000
Bank Mutual Corp.	26,600	171,836
Capitol Federal Financial, Inc.	42,340	530,097
ESSA Bancorp, Inc.	9,000	101,700
First Defiance Financial Corp.	5,800	174,406
First Niagara Financial Group, Inc.	56,500	461,605
Fox Chase Bancorp, Inc.	5,000	82,750
Hampden Bancorp, Inc.	7,500	150,600
Home Bancorp, Inc.#	6,600	151,800
Lake Shore Bancorp, Inc.#	10,000	131,500
Louisiana Bancorp, Inc.(7)	5,700	121,125
Meridian Bancorp, Inc.†	6,100	66,856
Meta Financial Group, Inc.	5,200	183,040
Naugatuck Valley Financial Corp.†#	9,500	79,705
Oneida Financial Corp.	6,000	77,460
Pacific Premier Bancorp, Inc.†	6,000	95,460
Territorial Bancorp, Inc.	4,000	83,280
United Community Financial Corp.	26,500	135,680
Westfield Financial, Inc.	16,000	117,280

		3,026,180

Schools — 0.0%
Learning Tree International, Inc.†(7)	14,700	36,750
Lincoln Educational Services Corp.#	20,000	64,600

		101,350

Seismic Data Collection — 0.0%
Dawson Geophysical Co.	5,100	69,003
TGC Industries, Inc.†	20,065	53,674

		122,677

196

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 1.3%
Integrated Device Technology, Inc.†	140,901	$2,629,213
Pericom Semiconductor Corp.†	7,000	88,970
Power Integrations, Inc.	35,197	1,765,481

		4,483,664

Semiconductor Equipment — 0.8%
Cascade Microtech, Inc.†	15,400	213,290
Entegris, Inc.†	160,802	2,166,003
Mattson Technology, Inc.†	34,500	90,390
Ultra Clean Holdings, Inc.†	14,700	127,743
Veeco Instruments, Inc.†	6,700	250,647

		2,848,073

Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	27,900	264,771
Valmont Industries, Inc.#	3,400	459,748

		724,519

Steel - Producers — 0.2%
Friedman Industries, Inc.	10,000	81,500
Ryerson Holding Corp†	10,400	112,216
Schnitzer Steel Industries, Inc., Class A	10,000	228,000
Worthington Industries, Inc.	9,500	358,245

		779,961

Storage/Warehousing — 0.8%
Mobile Mini, Inc.	70,138	2,910,026

Telecom Equipment - Fiber Optics — 0.5%
Ciena Corp.†	3,300	54,549
Finisar Corp.†#	92,606	1,578,932
KVH Industries, Inc.†	14,357	175,443

		1,808,924

Telecom Services — 0.2%
Allot Communications, Ltd.†	12,000	113,400
Consolidated Communications Holdings, Inc.#	1	27
Hawaiian Telcom Holdco, Inc.†#	5,000	130,000
Premiere Global Services, Inc.†	5,620	59,291
Straight Path Communications, Inc., Class B†#	5,950	120,547
Telecity Group PLC	14,472	183,677

		606,942

Telecommunication Equipment — 0.8%
ADTRAN, Inc.	18,800	392,732
ARRIS Group, Inc.†	74,652	2,222,390
Aware, Inc.	14,500	63,945
ShoreTel, Inc.†	20,000	149,600
Westell Technologies, Inc., Class A† Class A	41,700	54,627

		2,883,294

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.†#	77,000	98,560
IDT Corp., Class B	11,900	201,586

		300,146

Textile - Apparel — 0.0%
Cherokee, Inc.	6,400	114,880

Textile - Products — 0.1%
Culp, Inc.	12,300	230,502
Dixie Group, Inc.†	10,000	76,600

		307,102

Theaters — 0.0%
National CineMedia, Inc.	3,200	45,312

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics — 0.4%
Avanir Pharmaceuticals, Inc.†	51,400	$766,888
Egalet Corp.†#	25,000	150,500
Esperion Therapeutics, Inc.†#	10,500	332,115

		1,249,503

Transactional Software — 0.6%
Bottomline Technologies de, Inc.†	79,926	1,959,786

Transport - Equipment & Leasing — 0.1%
Willis Lease Finance Corp.†	10,000	217,900

Transport - Marine — 0.6%
Horizon North Logistics, Inc.	18,800	49,634
Navigator Holdings, Ltd.†	4,400	94,248
Scorpio Tankers, Inc.#	228,446	1,884,679

		2,028,561

Transport - Services — 0.1%
Matson, Inc.	4,800	169,008
Radiant Logistics, Inc.†	25,000	96,750
UTi Worldwide, Inc.†	11,100	130,980
XPO Logistics, Inc.†	1	39

		396,777

Transport - Truck — 3.8%
Celadon Group, Inc.	108,070	2,381,863
Covenant Transportation Group, Inc., Class A†	14,200	373,176
Heartland Express, Inc.	103,110	2,735,508
Knight Transportation, Inc.	22,775	757,724
Landstar System, Inc.	41,725	3,353,855
Old Dominion Freight Line, Inc.†	47,041	3,812,203
Saia, Inc.†	4,000	221,880

		13,636,209

Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.†	8,200	173,676
Omega Protein Corp.†	9,000	91,350

		265,026

Water — 0.1%
Artesian Resources Corp., Class A	7,400	158,952
York Water Co.	7,000	141,400

		300,352

Web Hosting/Design — 0.0%
Endurance International Group Holdings, Inc.†	6,900	114,678

Wire & Cable Products — 0.6%
Belden, Inc.	27,768	2,027,897
Encore Wire Corp.	3,600	132,012
General Cable Corp.	4,300	59,168

		2,219,077

Wireless Equipment — 0.2%
Aruba Networks, Inc.†	19,000	355,490
ID Systems, Inc.†#	22,000	140,580
Tessco Technologies, Inc.	5,900	164,728

		660,798

Total Common Stocks
(cost $268,434,565)		352,421,029

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Computers - Integrated Systems — 0.1%
Apptio Inc. Series D(5)(6)(7)	5,641	129,179

Data Processing/Management — 0.1%
Cloudera, Inc. Series F(5)(6)(7)	6,715	172,569

197

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Enterprise Software/Service — 0.0%
Plex Systems, Inc. Series B(5)(6)(7)	50,422	$115,683

Internet Infrastructure Software — 0.0%
MongoDB, Inc.(5)(6)(7)	4,475	74,840

Oil Companies-Exploration & Production — 0.0%
GeoMet, Inc. 9.60%(1)(2)	4,456	11,140

Total Convertible Preferred Securities
(cost $416,437)		503,411

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
FieldPoint Petroleum Corp. Expires 03/23/2018 (strike price $4.00) (cost $19,492)	31,900	11,484

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 4.00% due 06/01/2015 (cost $36,000)	$36,000	64,440

Total Long-Term Investment Securities
(cost $268,906,494)		353,000,364

SHORT-TERM INVESTMENT SECURITIES — 7.5%
Registered Investment Companies — 7.3%
State Street Navigator Securities Lending Prime Portfolio(3)	23,318,597	23,318,597
T. Rowe Price Reserve Investment Fund	2,681,388	2,681,388

		25,999,985

Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	953,000	953,000

Total Short-Term Investment Securities
(cost $26,952,985)		26,952,985

TOTAL INVESTMENTS
(cost $295,859,479)(4)	106.2%	379,953,349
Liabilities in excess of other assets	(6.2)	(22,255,946)

NET ASSETS	100.0%	$357,697,403

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2014.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	At November 30, 2014, the Fund had loaned securities with a total value of $22,488,729. This was secured by collateral of 23,318,597, which was received in cash and subsequently invested in short-term investments currently value at $23,318,597 as reported in the portfolio of investments. The remaining collateral of $457,416 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Bill	zero coupon	10/15/2015 to 10/15/2015	$7,371
United States Treasury Notes/ Bonds	zero coupon to 6.00%	12/15/2014 to 02/15/2044	450,045

(4)	See Note 5 for cost of investments on a tax basis
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2014, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stock
Survey Monkey, Inc.	11/25/2014	5,062	$83,270	$83,270	$16.45	0.0%
Convertible Preferred Securities
Apptio, Inc Series D	03/09/2012	5,641	101,069	129,179	22.90	0.0%
Coudera, Inc. Series F	02/05/2014	6,715	97,770	172,569	25.27	0.1%
MongoDB, Inc.	10/02/2013	4,475	74,840	74,840	16.72	0.0%
Plex Systems, Inc.	06/09/2014	50,422	115,683	115,683	2.29	0.0%

				$575,541		0.1%

(6)	Fair valued security. Securities are classified as level 3 based on the securities valuation inputs; See Note 2.
(7)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $733,416 representing 0.2% of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Internet Infrastructure Software	$205,988	$—	$83,270	$289,258
Other Industries	352,131,771	—	—	352,131,771
Convertible Preferred Securities:
Other Industries	—	—	492,271	492,271
Oil Companies - Exploration & Production	11,140	—	—	11,140
Warrants	11,484	—	—	11,484
Convertible Bonds & Notes	—	64,440	—	64,440

198

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Registered Investment Companies	$25,999,985	$—	$—	$25,999,985
Time Deposits	—	953,000	—	953,000

Total Investments at Value	$378,360,368	$1,017,440	$575,541	$379,953,349

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

199

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	11.0%
Real Estate Investment Trusts	8.8
Banks — Commercial	6.9
Medical — Biomedical/Gene	3.5
Medical — Drugs	2.2
Retail — Restaurants	1.9
Electronic Components — Semiconductors	1.8
Electric — Integrated	1.6
Enterprise Software/Service	1.6
Computer Services	1.6
Savings & Loans/Thrifts	1.5
Oil Companies — Exploration & Production	1.4
Medical Products	1.3
Retail — Apparel/Shoe	1.3
Insurance — Property/Casualty	1.3
U.S. Government Treasuries	1.2
Repurchase Agreements	1.2
Applications Software	1.1
Chemicals — Specialty	1.1
Medical Instruments	1.1
Gas — Distribution	1.1
Aerospace/Defense — Equipment	0.9
Oil — Field Services	0.9
Distribution/Wholesale	0.9
Auto/Truck Parts & Equipment — Original	0.9
Commercial Services — Finance	0.9
Diversified Manufacturing Operations	0.9
Wireless Equipment	0.8
Transport — Truck	0.8
Therapeutics	0.8
Human Resources	0.8
Semiconductor Components — Integrated Circuits	0.7
Semiconductor Equipment	0.7
Insurance — Life/Health	0.7
Building — Residential/Commercial	0.7
Finance — Investment Banker/Broker	0.7
Electronic Components — Misc.	0.7
Consulting Services	0.6
Footwear & Related Apparel	0.6
Networking Products	0.6
Investment Management/Advisor Services	0.6
Food — Misc./Diversified	0.6
Metal Processors & Fabrication	0.6
Aerospace/Defense	0.6
Commercial Services	0.6
Building & Construction Products — Misc.	0.6
Computer Software	0.5
Paper & Related Products	0.5
Retail — Automobile	0.5
Telecom Services	0.5
Transport — Marine	0.5
Chemicals — Diversified	0.5
Data Processing/Management	0.5
Machinery — General Industrial	0.5
Medical — Outpatient/Home Medical	0.4
Airlines	0.4
Transport — Services	0.4
Medical — HMO	0.4
Finance — Consumer Loans	0.4
Printing — Commercial	0.4
Office Furnishings — Original	0.4
Insurance — Reinsurance	0.4
Schools	0.4
Containers — Paper/Plastic	0.4
Financial Guarantee Insurance	0.4
Food — Wholesale/Distribution	0.4
Independent Power Producers	0.4
E-Marketing/Info	0.4
Telecommunication Equipment	0.4

Finance — Other Services	0.4
Computers — Integrated Systems	0.3
Energy — Alternate Sources	0.3
Diagnostic Equipment	0.3
Steel — Producers	0.3
Drug Delivery Systems	0.3
Filtration/Separation Products	0.3
Instruments — Controls	0.3
Food — Retail	0.3
Miscellaneous Manufacturing	0.3
Recreational Vehicles	0.3
E-Commerce/Products	0.3
Resorts/Theme Parks	0.3
Telecom Equipment — Fiber Optics	0.3
Satellite Telecom	0.3
Wire & Cable Products	0.3
Chemicals — Plastics	0.3
Transactional Software	0.3
Real Estate Operations & Development	0.3
Power Converter/Supply Equipment	0.3
Retail — Misc./Diversified	0.3
Engineering/R&D Services	0.3
Apparel Manufacturers	0.3
Real Estate Management/Services	0.3
Consumer Products — Misc.	0.3
Oil Refining & Marketing	0.3
Retail — Home Furnishings	0.3
Electronic Measurement Instruments	0.3
Home Furnishings	0.3
Water	0.3
Computers — Periphery Equipment	0.3
Finance — Mortgage Loan/Banker	0.3
Instruments — Scientific	0.3
Building — Heavy Construction	0.2
Multimedia	0.2
Retail — Discount	0.2
Pipelines	0.2
Physical Therapy/Rehabilitation Centers	0.2
E-Commerce/Services	0.2
Medical Information Systems	0.2
Research & Development	0.2
Building Products — Doors & Windows	0.2
Oil Field Machinery & Equipment	0.2
Medical — Hospitals	0.2
Coal	0.2
Internet Content — Information/News	0.2
Transport — Equipment & Leasing	0.2
Lasers — System/Components	0.2
Patient Monitoring Equipment	0.2
Retail — Convenience Store	0.2
Insurance — Multi-line	0.2
Medical Sterilization Products	0.2
Industrial Automated/Robotic	0.2
Audio/Video Products	0.2
Food — Canned	0.2
Racetracks	0.2
Hotels/Motels	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
E-Services/Consulting	0.2
Retail — Office Supplies	0.2
Computer Aided Design	0.2
Recreational Centers	0.2
Internet Telephone	0.2
Security Services	0.2
Web Hosting/Design	0.2
Food — Meat Products	0.2
Publishing — Books	0.2
Building & Construction — Misc.	0.2
Rental Auto/Equipment	0.2

200

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Electric Products — Misc.	0.2%
Linen Supply & Related Items	0.2
Computers — Memory Devices	0.2
Retail — Pawn Shops	0.2
Metal — Aluminum	0.2
Medical — Nursing Homes	0.2
Batteries/Battery Systems	0.2
Telephone — Integrated	0.2
Publishing — Periodicals	0.2
Food — Flour & Grain	0.2
Television	0.2
Tobacco	0.2
Storage/Warehousing	0.2
Entertainment Software	0.2
Non-Ferrous Metals	0.1
Publishing — Newspapers	0.1
Veterinary Diagnostics	0.1
Steel Pipe & Tube	0.1
Auction Houses/Art Dealers	0.1
Internet Application Software	0.1
Building Products — Wood	0.1
Retail — Sporting Goods	0.1
Brewery	0.1
Theaters	0.1
Medical — Generic Drugs	0.1
Agricultural Operations	0.1
Internet Connectivity Services	0.1
Medical — Wholesale Drug Distribution	0.1
Rubber — Tires	0.1
Electronic Design Automation	0.1
Diversified Operations	0.1
Broadcast Services/Program	0.1
Rubber/Plastic Products	0.1
Retail — Building Products	0.1
Casino Hotels	0.1
Diversified Minerals	0.1
Health Care Cost Containment	0.1
Poultry	0.1
Diagnostic Kits	0.1
Disposable Medical Products	0.1
Finance — Credit Card	0.1
Casino Services	0.1
Identification Systems	0.1
Internet Content — Entertainment	0.1
Machinery — Electrical	0.1
Environmental Consulting & Engineering	0.1
Auto Repair Centers	0.1
Funeral Services & Related Items	0.1
Food — Dairy Products	0.1
Gambling (Non-Hotel)	0.1
Oil & Gas Drilling	0.1
Building Products — Cement	0.1
Environmental Monitoring & Detection	0.1
Platinum	0.1
Transport — Air Freight	0.1
Electronic Security Devices	0.1
Building — Maintenance & Services	0.1
Machinery — Construction & Mining	0.1
Finance — Leasing Companies	0.1
Vitamins & Nutrition Products	0.1
Retail — Vitamins & Nutrition Supplements	0.1
Retail — Video Rentals	0.1
Investment Companies	0.1
Machinery — Farming	0.1
Communications Software	0.1
Building — Mobile Home/Manufactured Housing	0.1
Finance — Auto Loans	0.1
Firearms & Ammunition	0.1
Cosmetics & Toiletries	0.1

Heart Monitors	0.1
Physicians Practice Management	0.1
Engines — Internal Combustion	0.1
Radio	0.1
Lighting Products & Systems	0.1
Computer Graphics	0.1
Agricultural Chemicals	0.1
Housewares	0.1
Appliances	0.1
Internet Security	0.1
Retail — Bedding	0.1
Chemicals — Other	0.1
Decision Support Software	0.1
Retail — Appliances	0.1
Advertising Agencies	0.1
Banks — Fiduciary	0.1
Hazardous Waste Disposal	0.1
Office Supplies & Forms	0.1
Specified Purpose Acquisitions	0.1
Circuit Boards	0.1
Retail — Bookstores	0.1
SupraNational Banks	0.1
Medical Labs & Testing Services	0.1
Medical Imaging Systems	0.1
Computer Data Security	0.1
Building Products — Air & Heating	0.1
Travel Services	0.1

110.9%

*	Calculated as a percentage of net assets

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A	26,094	$575,894
Tremor Video, Inc.†#	21,795	53,398

		629,292

Advertising Services — 0.0%
Marchex, Inc., Class B	20,178	73,246
Marin Software, Inc.†	16,183	139,497
Millennial Media, Inc.†#	46,313	80,585
Sizmek, Inc.†	13,538	77,573

		370,901

Aerospace/Defense — 0.6%
Aerovironment, Inc.†	11,703	324,290
Cubic Corp.	12,658	651,254
Esterline Technologies Corp.†	19,547	2,322,770
Kratos Defense & Security Solutions, Inc.†	27,464	141,165
National Presto Industries, Inc.#	2,969	174,162
Teledyne Technologies, Inc.†	23,058	2,465,131

		6,078,772

Aerospace/Defense - Equipment — 0.9%
AAR Corp.	24,313	623,142
Astronics Corp.†	11,570	567,161
Astronics Corp., Class B†	2,005	98,426
Curtiss-Wright Corp.	29,609	2,099,278
Ducommun, Inc.†	6,670	166,083
Erickson, Inc.†#	3,719	39,273
GenCorp, Inc.†#	36,744	613,625
HEICO Corp.	40,858	2,165,883
Kaman Corp.	16,827	661,974
LMI Aerospace, Inc.†	6,608	92,776
Moog, Inc., Class A†	27,336	1,989,514
Orbital Sciences Corp.†	37,215	1,012,992
SIFCO Industries, Inc.	1,558	50,479

		10,180,606

Agricultural Biotech — 0.0%
Marrone Bio Innovations, Inc.†#	8,547	20,598

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	34,266	488,976
Rentech, Inc.†	139,913	180,488

		669,464

Agricultural Operations — 0.1%
Alico, Inc.	1,786	63,850
Andersons, Inc.	17,327	936,351
Limoneira Co.	6,879	176,446
Tejon Ranch Co.†	8,315	235,813

		1,412,460

Airlines — 0.4%
Allegiant Travel Co.†	8,480	1,189,405
Hawaiian Holdings, Inc.†	27,683	561,688
JetBlue Airways Corp.†#	152,752	2,234,762
Republic Airways Holdings, Inc.†	30,588	406,209
SkyWest, Inc.	31,395	392,437

		4,784,501

Apparel Manufacturers — 0.3%
Columbia Sportswear Co.	16,876	760,264
G-III Apparel Group, Ltd.†	11,792	1,043,474
Oxford Industries, Inc.	8,933	591,633
Quiksilver, Inc.†#	83,453	170,244
Sequential Brands Group, Inc.†	10,371	127,771

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Vince Holding Corp.†	6,866	$254,934

		2,948,320

Appliances — 0.1%
iRobot Corp.†#	18,114	659,712

Applications Software — 1.1%
Actuate Corp.†	28,299	101,876
Callidus Software, Inc.†	28,238	450,961
Compuware Corp.	134,979	1,392,983
Constant Contact, Inc.†	19,287	630,299
Cvent, Inc.†#	11,022	296,712
Dealertrack Technologies, Inc.†	32,921	1,552,554
Demandware, Inc.†#	18,459	1,033,704
Ebix, Inc.#	18,813	304,959
Epiq Systems, Inc.	19,089	292,825
Five9, Inc.†	7,492	33,040
Globant SA†	4,133	57,035
Imperva, Inc.†	13,585	577,906
inContact, Inc.†	37,307	308,156
Infoblox, Inc.†	33,102	595,836
Jive Software, Inc.†#	26,149	154,279
Park City Group, Inc.†#	5,862	53,696
Paycom Software, Inc.†	4,004	115,115
PDF Solutions, Inc.†	18,753	248,477
Progress Software Corp.†	31,562	813,984
RealPage, Inc.†#	31,826	654,343
Tangoe, Inc.†	23,768	309,103
Verint Systems, Inc.†	36,750	2,211,983

		12,189,826

Athletic Equipment — 0.0%
Black Diamond, Inc.†	13,971	126,997
Nautilus, Inc.†	19,163	245,861

		372,858

Auction Houses/Art Dealers — 0.1%
Sotheby’s	37,439	1,512,910

Audio/Video Products — 0.2%
Daktronics, Inc.	23,199	276,764
DTS, Inc.†	10,426	336,239
Skullcandy, Inc.†	12,249	116,121
TiVo, Inc.†	70,569	859,530
Universal Electronics, Inc.†	9,778	591,667
VOXX International Corp.†	11,964	100,617

		2,280,938

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	19,361	1,060,789

Auto-Truck Trailers — 0.0%
Wabash National Corp.†	42,345	456,903

Auto/Truck Parts & Equipment - Original — 0.9%
Accuride Corp.†	23,646	110,663
American Axle & Manufacturing Holdings, Inc.†	41,570	887,104
Cooper-Standard Holding, Inc.†	8,408	452,014
Dana Holding Corp.	104,089	2,206,687
Federal-Mogul Holdings Corp.†	17,711	274,875
Fuel Systems Solutions, Inc.†	8,702	85,889
Gentherm, Inc.†	21,674	816,893
Meritor, Inc.†	60,120	846,490
Miller Industries, Inc.	6,944	124,436
Modine Manufacturing Co.†	29,285	356,398
Spartan Motors, Inc.	21,178	106,102
Strattec Security Corp.	2,131	221,113

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Original (continued)
Superior Industries International, Inc.	14,509	$262,903
Tenneco, Inc.†	37,408	2,033,125
Titan International, Inc.#	27,067	267,963
Tower International, Inc.†	12,657	323,133

		9,375,788

Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	16,256	106,477
Dorman Products, Inc.†#	16,604	785,867
Douglas Dynamics, Inc.	13,685	315,166
Motorcar Parts of America, Inc.†	10,966	370,102
Remy International, Inc.	8,775	161,460
Standard Motor Products, Inc.	12,167	464,171

		2,203,243

B2B/E - Commerce — 0.0%
Covisint Corp.†	23,524	54,105
ePlus, Inc.†	3,202	220,426
Global Sources, Ltd.†	9,351	60,501
TechTarget, Inc.†	10,185	103,072

		438,104

Banks - Commercial — 6.9%
1st Source Corp.	9,215	281,242
American National Bankshares, Inc.	4,857	114,382
Ameris Bancorp	15,458	388,769
Ames National Corp.	5,064	119,561
Arrow Financial Corp.	6,716	173,743
BancFirst Corp.	4,373	279,916
Bancorp, Inc.†	20,322	182,085
BancorpSouth, Inc.	59,007	1,291,663
Bank of Kentucky Financial Corp.	3,859	179,868
Bank of Marin Bancorp	3,633	184,556
Bank of the Ozarks, Inc.	48,945	1,771,809
Banner Corp.	12,028	495,433
BBCN Bancorp, Inc.	48,843	679,895
Blue Hills Bancorp, Inc.†	17,491	231,231
BNC Bancorp	12,261	208,069
Bridge Bancorp, Inc.	7,144	182,101
Bridge Capital Holdings†	6,030	138,931
Bryn Mawr Bank Corp.	8,406	247,389
C1 Financial, Inc.†#	1,999	36,442
Camden National Corp.	4,559	164,762
Capital Bank Financial Corp., Class A†	14,891	377,487
Capital City Bank Group, Inc.	6,538	94,539
Cardinal Financial Corp.	19,639	358,804
Cascade Bancorp†	19,069	93,057
Cass Information Systems, Inc.	7,085	322,580
Cathay General Bancorp	48,922	1,241,640
Centerstate Banks, Inc.	21,837	244,138
Central Pacific Financial Corp.	10,520	201,353
Century Bancorp, Inc., Class A	2,141	83,328
Chemical Financial Corp.	20,130	583,166
Citizens & Northern Corp.	7,638	148,712
City Holding Co.	9,647	421,863
CNB Financial Corp.	8,888	156,962
CoBiz Financial, Inc.	22,025	252,847
Columbia Banking System, Inc.	32,320	887,830
Community Bank System, Inc.	24,996	924,602
Community Trust Bancorp, Inc.	9,602	347,400
CommunityOne Bancorp†	7,106	74,044
ConnectOne Bancorp, Inc.	13,895	256,780
CU Bancorp†	6,133	120,207
Customers Bancorp, Inc.†	15,698	282,564
CVB Financial Corp.	65,069	987,097

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Eagle Bancorp, Inc.†	13,986	$479,999
Enterprise Bancorp, Inc.	4,594	107,408
Enterprise Financial Services Corp.	12,138	230,622
Fidelity Southern Corp.	10,176	155,489
Financial Institutions, Inc.	8,511	201,796
First Bancorp	12,101	206,685
First BanCorp†	64,049	328,571
First Bancorp, Inc.	5,894	102,968
First Busey Corp.	44,545	291,770
First Business Financial Services, Inc.	2,424	104,789
First Citizens BancShares, Inc., Class A	4,650	1,179,240
First Commonwealth Financial Corp.	57,778	524,624
First Community Bancshares, Inc.	10,060	155,528
First Connecticut Bancorp, Inc.	9,926	148,493
First Financial Bancorp	35,459	627,979
First Financial Bankshares, Inc.#	39,349	1,187,159
First Financial Corp.	7,054	236,097
First Interstate BancSystem, Inc.	11,123	312,779
First Merchants Corp.	22,135	474,796
First Midwest Bancorp, Inc.	46,248	773,729
First NBC Bank Holding Co.†	9,175	333,970
First of Long Island Corp.	7,418	187,527
FirstMerit Corp.	101,600	1,817,624
FNB Corp.	106,678	1,343,076
Franklin Financial Corp.†	5,955	118,326
German American Bancorp, Inc.	8,117	229,386
Glacier Bancorp, Inc.	45,756	1,252,799
Great Southern Bancorp, Inc.	6,363	237,213
Green Bancorp, Inc.†	2,880	45,763
Guaranty Bancorp	9,057	134,225
Hampton Roads Bankshares, Inc.†	20,941	33,715
Hancock Holding Co.	50,559	1,653,785
Hanmi Financial Corp.	19,565	393,256
Heartland Financial USA, Inc.	9,665	242,302
Heritage Commerce Corp.	12,793	105,414
Heritage Financial Corp.	18,548	314,018
Heritage Oaks Bancorp	13,779	100,173
Home BancShares, Inc.	33,266	1,053,534
Horizon Bancorp	5,654	137,788
Hudson Valley Holding Corp.	9,052	226,481
Iberiabank Corp.	19,308	1,261,199
Independent Bank Corp.	14,086	171,145
Independent Bank Corp.	14,685	581,967
International Bancshares Corp.	33,417	852,802
Lakeland Bancorp, Inc.	23,295	256,944
Lakeland Financial Corp.	10,160	402,234
Macatawa Bank Corp.	16,095	81,441
MainSource Financial Group, Inc.	12,551	223,659
MB Financial, Inc.	40,803	1,285,294
Mercantile Bank Corp.	10,339	198,199
Merchants Bancshares, Inc.	3,165	90,234
Metro Bancorp, Inc.†	8,712	218,236
MidSouth Bancorp, Inc.	5,120	90,675
MidWestOne Financial Group, Inc.	4,288	117,963
National Bankshares, Inc.	4,269	128,198
National Penn Bancshares, Inc.	76,170	776,934
NBT Bancorp, Inc.	26,844	652,578
NewBridge Bancorp†	20,658	166,917
Northrim BanCorp, Inc.	4,195	114,775
OFG Bancorp	27,657	413,196
Old Line Bancshares, Inc.	5,148	79,125
Old National Bancorp	72,356	1,027,455
OmniAmerican Bancorp, Inc.	7,098	190,723
Opus Bank†	3,150	84,703

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Pacific Continental Corp.	11,048	$153,125
Palmetto Bancshares, Inc.	2,748	43,144
Park National Corp.	7,864	640,444
Park Sterling Corp.	27,443	195,943
Peapack Gladstone Financial Corp.	7,394	131,170
Penns Woods Bancorp, Inc.	2,962	131,513
Peoples Bancorp, Inc.	8,385	203,001
Peoples Financial Services Corp.#	4,638	221,557
Pinnacle Financial Partners, Inc.	21,854	823,240
Preferred Bank	7,207	183,923
PrivateBancorp, Inc.	44,009	1,384,083
Prosperity Bancshares, Inc.	42,846	2,407,088
Renasant Corp.	19,345	545,142
Republic Bancorp, Inc., Class A	6,092	138,349
Republic First Bancorp, Inc.†	19,006	72,033
S&T Bancorp, Inc.	18,259	501,757
Sandy Spring Bancorp, Inc.	15,397	365,987
Seacoast Banking Corp. of Florida†	11,914	151,069
ServisFirst Bancshares, Inc.	1,152	36,403
Sierra Bancorp	7,461	118,406
Simmons First National Corp., Class A	10,023	405,631
South State Corp.	14,822	917,926
Southside Bancshares, Inc.#	11,567	373,961
Southwest Bancorp, Inc.	12,160	205,504
Square 1 Financial, Inc., Class A†	4,234	90,523
State Bank Financial Corp.	19,738	367,127
Stock Yards Bancorp, Inc.	9,009	281,892
Stonegate Bank	6,116	168,251
Suffolk Bancorp	7,111	147,127
Sun Bancorp, Inc./NJ†	5,212	96,683
Susquehanna Bancshares, Inc.	115,285	1,518,303
Talmer Bancorp, Inc., Class A	10,998	152,982
Texas Capital Bancshares, Inc.†	26,458	1,458,630
Tompkins Financial Corp.	9,129	447,686
Towne Bank	18,151	261,556
TriCo Bancshares	13,869	344,090
TriState Capital Holdings, Inc.†	13,567	137,027
TrustCo Bank Corp.	58,166	396,110
Trustmark Corp.	41,438	967,163
UMB Financial Corp.	23,183	1,286,425
Umpqua Holdings Corp.	102,368	1,739,232
Union Bankshares Corp.	28,431	655,050
United Bankshares, Inc.	42,443	1,481,261
United Community Banks, Inc.	30,730	540,848
Univest Corp. of Pennsylvania	9,980	193,612
Valley National Bancorp.#	139,326	1,357,035
ViewPoint Financial Group, Inc.	24,545	585,153
Washington Trust Bancorp, Inc.	9,024	326,579
Webster Financial Corp.	55,494	1,746,396
WesBanco, Inc.	16,146	536,209
West Bancorporation, Inc.	9,822	153,420
Westamerica Bancorporation#	16,165	785,619
Western Alliance Bancorp†	46,360	1,225,295
Wilshire Bancorp, Inc.	43,164	413,511
Wintrust Financial Corp.	28,597	1,278,000
Yadkin Financial Corp.†	12,496	237,549

		74,797,082

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	49,160	627,282

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	11,381	179,706

Banks - Super Regional — 0.0%
Independent Bank Group, Inc.	5,618	241,012

Security Description	Shares	Value (Note 2)

Batteries/Battery Systems — 0.2%
EnerSys	28,830	$1,750,846

Beverages - Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	2,861	270,536
National Beverage Corp.†	7,011	176,257

		446,793

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	6,866	94,133

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	5,121	1,346,669
Craft Brew Alliance, Inc.†	6,753	91,436

		1,438,105

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†	21,308	72,021
Hemisphere Media Group, Inc.†#	5,136	64,765
Nexstar Broadcasting Group, Inc., Class A	18,815	965,397
World Wrestling Entertainment, Inc., Class A#	18,270	210,288

		1,312,471

Building & Construction Products - Misc. — 0.6%
Aspen Aerogels, Inc.†#	3,459	28,018
Builders FirstSource, Inc.†	28,058	172,837
Drew Industries, Inc.	14,517	683,751
Gibraltar Industries, Inc.†	18,954	271,990
Louisiana-Pacific Corp.†	86,717	1,321,567
NCI Building Systems, Inc.†	17,243	321,754
Nortek, Inc.†	5,604	446,807
Patrick Industries, Inc.†	5,010	223,396
Ply Gem Holdings, Inc.†	13,120	164,262
Quanex Building Products Corp.	23,034	455,612
Simpson Manufacturing Co., Inc.	25,395	843,114
Stock Building Supply Holdings, Inc.†	8,957	143,402
Trex Co., Inc.†	20,642	869,854

		5,946,364

Building & Construction - Misc. — 0.2%
Aegion Corp.†	23,335	444,532
Comfort Systems USA, Inc.	23,148	332,637
Dycom Industries, Inc.†	20,859	638,077
Layne Christensen Co.†#	12,186	86,520
MYR Group, Inc.†	13,093	339,763

		1,841,529

Building Products - Air & Heating — 0.1%
AAON, Inc.	25,956	537,808

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	7,199	120,223
Headwaters, Inc.†	45,127	631,778
US Concrete, Inc.†	8,716	245,966

		997,967

Building Products - Doors & Windows — 0.2%
Apogee Enterprises, Inc.	17,885	808,938
Griffon Corp.	24,491	304,913
Masonite International Corp.†	18,083	1,059,845
PGT, Inc.†	29,026	273,135

		2,446,831

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	13,235	89,204

Building Products - Wood — 0.1%
Boise Cascade Co.†	24,212	864,126

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Wood (continued)
Universal Forest Products, Inc.	12,319	$588,109

		1,452,235

Building - Heavy Construction — 0.2%
Granite Construction, Inc.	24,025	861,296
MasTec, Inc.†	40,203	968,893
Orion Marine Group, Inc.†	16,844	184,947
Sterling Construction Co., Inc.†	11,535	77,169
Tutor Perini Corp.†	22,900	578,225

		2,670,530

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	34,325	929,864

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	5,432	402,674
Winnebago Industries, Inc.	16,737	421,438

		824,112

Building - Residential/Commercial — 0.7%
AV Homes, Inc.†	6,941	103,907
Beazer Homes USA, Inc.†	16,419	327,395
Century Communities, Inc.†#	2,458	42,548
Hovnanian Enterprises, Inc., Class A†#	71,738	308,473
Installed Building Products, Inc.†	5,264	89,488
KB Home#	51,456	904,082
LGI Homes, Inc.†	8,785	140,384
M/I Homes, Inc.†	15,034	344,579
MDC Holdings, Inc.#	23,990	631,177
Meritage Homes Corp.†	24,033	942,574
New Home Co., Inc.†	5,153	73,430
Ryland Group, Inc.	28,827	1,128,001
Standard Pacific Corp.†	88,950	671,573
TRI Pointe Homes, Inc.†	90,052	1,374,194
UCP, Inc., Class A†	4,805	54,729
WCI Communities, Inc.†	7,204	133,994
William Lyon Homes, Class A†	10,781	221,873

		7,492,401

Capacitors — 0.0%
Kemet Corp.†	27,872	112,324

Casino Hotels — 0.1%
Boyd Gaming Corp.†	47,644	608,890
Caesars Entertainment Corp.†#	31,504	534,308
Monarch Casino & Resort, Inc.†	5,843	96,760

		1,239,958

Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	18,195	660,297
Scientific Games Corp., Class A†#	31,144	471,520

		1,131,817

Cellular Telecom — 0.0%
Comverse, Inc.†	13,771	276,109
Leap Wireless CVR(1)(2)	35,827	0
NTELOS Holdings Corp.#	10,410	87,444
Vringo, Inc.†#	43,899	42,661

		406,214

Chemicals - Diversified — 0.5%
Aceto Corp.	17,653	370,713
Axiall Corp.	42,964	1,859,482
Innophos Holdings, Inc.	13,482	729,107
Innospec, Inc.	14,984	642,214
Koppers Holdings, Inc.	12,568	366,734

Security Description	Shares	Value (Note 2)

Chemicals - Diversified (continued)
Olin Corp.	48,546	$1,221,417

		5,189,667

Chemicals - Other — 0.1%
American Vanguard Corp.#	17,665	192,372
Taminco Corp.†	17,516	453,839

		646,211

Chemicals - Plastics — 0.3%
A. Schulman, Inc.	17,945	686,576
Landec Corp.†	16,455	216,219
PolyOne Corp.	57,834	2,157,208

		3,060,003

Chemicals - Specialty — 1.1%
Balchem Corp.	18,689	1,214,785
Calgon Carbon Corp.†	32,736	668,142
Chemtura Corp.†	55,653	1,296,715
Ferro Corp.†	44,066	567,129
H.B. Fuller Co.	30,782	1,329,475
Hawkins, Inc.	6,521	257,188
KMG Chemicals, Inc.	5,904	109,873
Kraton Performance Polymers, Inc.†	20,140	370,576
Minerals Technologies, Inc.	21,188	1,572,785
Oil-Dri Corp. of America	3,003	81,231
OM Group, Inc.	19,730	536,853
OMNOVA Solutions, Inc.†	29,101	194,395
Quaker Chemical Corp.	8,127	661,782
Sensient Technologies Corp.	30,390	1,791,491
Stepan Co.	11,814	489,100
Tronox, Ltd., Class A	37,762	851,533
Zep, Inc.	14,125	192,241

		12,185,294

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	5,504	55,700
Park Electrochemical Corp.	12,831	315,643
TTM Technologies, Inc.†	33,254	224,797

		596,140

Coal — 0.2%
Alpha Natural Resources, Inc.†#	136,005	282,890
Arch Coal, Inc.#	130,434	289,564
Cloud Peak Energy, Inc.†	37,438	436,902
Hallador Energy Co.	6,374	69,477
SunCoke Energy, Inc.	42,873	871,608
Walter Energy, Inc.#	40,446	128,618
Westmoreland Coal Co.†	9,219	346,081

		2,425,140

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	12,869	167,426

Coffee — 0.0%
Farmer Bros. Co.†	4,591	130,935

Commercial Services — 0.6%
Care.com, Inc.†#	4,036	34,306
Collectors Universe, Inc.	4,238	93,278
Healthcare Services Group, Inc.#	43,176	1,302,188
HMS Holdings Corp.†	53,867	1,123,666
Medifast, Inc.†	8,069	238,036
National Research Corp., Class A†	6,100	86,376
Performant Financial Corp.†	18,293	124,392
PHH Corp.†#	35,259	816,598
Providence Service Corp.†	7,081	277,080

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services (continued)
RPX Corp.†	32,573	$427,358
ServiceSource International, Inc.†#	42,052	171,152
SFX Entertainment, Inc.†#	27,147	118,089
SP Plus Corp.†	9,448	196,329
Team, Inc.†	12,562	510,143
Weight Watchers International, Inc.†#	17,011	493,319

		6,012,310

Commercial Services - Finance — 0.9%
Cardtronics, Inc.†	27,331	1,070,282
CBIZ, Inc.†	25,512	220,679
Euronet Worldwide, Inc.†	31,311	1,818,230
EVERTEC, Inc.	40,355	889,424
Global Cash Access Holdings, Inc.†	40,452	287,209
Green Dot Corp., Class A†	19,126	420,963
Heartland Payment Systems, Inc.	22,020	1,200,530
Liberty Tax, Inc.†	2,341	89,204
MoneyGram International, Inc.†	17,927	154,531
PRGX Global, Inc.†	16,992	88,358
Tree.com, Inc.†	3,929	177,827
WEX, Inc.†	23,810	2,692,435
Xoom Corp.†#	18,994	266,106

		9,375,778

Communications Software — 0.1%
Audience, Inc.†#	8,604	29,942
BroadSoft, Inc.†	17,564	473,701
Digi International, Inc.†	15,590	111,313
Mavenir Systems, Inc.†#	7,100	89,886
Seachange International, Inc.†	20,193	135,495

		840,337

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	56,573	2,135,065

Computer Data Security — 0.1%
A10 Networks, Inc.†	7,814	31,881
Qualys, Inc.†	12,356	438,515
Varonis Systems, Inc.†#	3,273	77,897

		548,293

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	24,285	671,237

Computer Services — 1.6%
Barracuda Networks, Inc.†	4,873	175,087
CACI International, Inc., Class A†	14,437	1,287,636
Carbonite, Inc.†	10,877	127,152
Ciber, Inc.†	47,704	144,543
Computer Task Group, Inc.	9,252	86,229
Convergys Corp.	62,350	1,299,998
Engility Holdings, Inc.†	10,787	453,593
EPAM Systems, Inc.†	21,876	1,116,332
ExlService Holdings, Inc.†	20,076	562,730
FleetMatics Group PLC†#	22,944	807,399
iGATE Corp.†	22,604	835,218
Insight Enterprises, Inc.†	25,152	589,311
KEYW Holding Corp.†#	20,098	217,259
LivePerson, Inc.†	33,303	430,941
Luxoft Holding, Inc.†	4,818	190,215
Manhattan Associates, Inc.†	46,568	1,842,230
MAXIMUS, Inc.	41,596	2,179,215
Science Applications International Corp.	25,825	1,307,520
Sykes Enterprises, Inc.†	24,206	560,853
Syntel, Inc.†	19,070	848,615
TeleTech Holdings, Inc.†	10,777	251,859

Security Description	Shares	Value (Note 2)

Computer Services (continued)
Unisys Corp.†	31,403	$839,088
Virtusa Corp.†	15,977	640,198

		16,793,221

Computer Software — 0.5%
AVG Technologies NV†	21,410	420,492
Blackbaud, Inc.	28,363	1,203,726
Cornerstone OnDemand, Inc.†#	32,655	1,037,449
Envestnet, Inc.†	20,922	1,070,160
Guidance Software, Inc.†#	10,949	63,833
SS&C Technologies Holdings, Inc.	41,854	2,115,720

		5,911,380

Computers — 0.0%
Silicon Graphics International Corp.†	21,233	204,049

Computers - Integrated Systems — 0.3%
Agilysys, Inc.†	9,005	110,581
Cray, Inc.†#	25,002	839,567
Maxwell Technologies, Inc.†	18,391	189,243
Mercury Systems, Inc.†	20,432	263,982
MTS Systems Corp.	9,303	617,068
NetScout Systems, Inc.†	22,392	854,255
Silver Spring Networks, Inc.†#	21,513	154,248
Super Micro Computer, Inc.†	21,206	705,736

		3,734,680

Computers - Memory Devices — 0.2%
Datalink Corp.†	12,102	147,886
Dot Hill Systems Corp.†	36,860	171,768
Nimble Storage, Inc.†#	5,690	150,045
Quantum Corp.†	134,772	212,940
Spansion, Inc., Class A†	37,094	866,887
Violin Memory, Inc.†#	49,256	258,101

		1,807,627

Computers - Other — 0.0%
ExOne Co.†#	6,098	142,327

Computers - Periphery Equipment — 0.3%
Electronics for Imaging, Inc.†	28,623	1,272,292
Immersion Corp.†	17,416	150,997
Synaptics, Inc.†	22,133	1,394,158

		2,817,447

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	13,875	134,032

Consulting Services — 0.6%
Advisory Board Co.†	22,490	958,074
Civeo Corp.	57,691	543,449
Corporate Executive Board Co.	20,767	1,520,352
CRA International, Inc.†	6,163	183,349
Forrester Research, Inc.	6,707	266,335
Franklin Covey Co.†	6,729	127,044
FTI Consulting, Inc.†	25,102	973,205
Hackett Group, Inc.	15,411	137,004
Hill International, Inc.†	18,400	67,160
Huron Consulting Group, Inc.†	14,470	1,000,745
ICF International, Inc.†	12,254	475,210
Information Services Group, Inc.†	20,064	79,453
Navigant Consulting, Inc.†	30,199	422,786
Pendrell Corp.†	100,790	142,114

		6,896,280

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. — 0.3%
Central Garden and Pet Co., Class A†	26,540	$218,955
CSS Industries, Inc.	5,711	165,676
Helen of Troy, Ltd.†	17,570	1,136,076
Tumi Holdings, Inc.†	31,121	681,239
WD-40 Co.	9,203	700,348

		2,902,294

Containers - Paper/Plastic — 0.4%
AEP Industries, Inc.†	2,502	111,914
Berry Plastics Group, Inc.†	55,251	1,598,964
Graphic Packaging Holding Co.†	200,888	2,501,056
UFP Technologies, Inc.†	3,729	81,441

		4,293,375

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†#	15,907	276,463
Inter Parfums, Inc.	10,218	262,092
Revlon, Inc., Class A†	6,979	230,028

		768,583

Data Processing/Management — 0.5%
Acxiom Corp.†	47,284	899,814
Amber Road, Inc.†	5,483	64,699
CommVault Systems, Inc.†	28,994	1,371,416
CSG Systems International, Inc.	20,947	526,189
Fair Isaac Corp.	19,754	1,417,942
Kofax, Ltd.†	45,588	305,440
Pegasystems, Inc.	21,778	455,596

		5,041,096

Decision Support Software — 0.1%
Castlight Health, Inc., Class B†#	7,955	98,881
Interactive Intelligence Group, Inc.†	10,299	465,824
QAD, Inc., Class A	3,757	73,712

		638,417

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†#	13,950	282,069
Affymetrix, Inc.†	44,699	408,102
BioTelemetry, Inc.†	16,217	160,062
Cepheid†	42,841	2,359,682
GenMark Diagnostics, Inc.†	25,567	290,441
Oxford Immunotec Global PLC†	7,990	104,509

		3,604,865

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	25,534	420,034
OraSure Technologies, Inc.†	34,312	309,151
Quidel Corp.†	17,515	487,968

		1,217,153

Direct Marketing — 0.0%
EVINE Live, Inc.†	26,237	161,095
Harte-Hanks, Inc.	30,250	185,130

		346,225

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,245	690,024
Merit Medical Systems, Inc.†	26,404	390,779
Utah Medical Products, Inc.	2,310	134,142

		1,214,945

Distribution/Wholesale — 0.9%
Beacon Roofing Supply, Inc.†	30,297	820,443
Core-Mark Holding Co., Inc.	14,153	850,737

Security Description	Shares	Value (Note 2)

Distribution/Wholesale (continued)
H&E Equipment Services, Inc.	19,221	$672,735
Houston Wire & Cable Co.	10,914	139,917
MWI Veterinary Supply, Inc.†	7,902	1,291,345
Pool Corp.	27,721	1,646,905
Rentrak Corp.†	6,101	513,094
ScanSource, Inc.†	17,523	680,944
Speed Commerce, Inc.†#	29,972	89,017
Titan Machinery, Inc.†#	10,654	136,691
United Stationers, Inc.	24,201	993,693
Watsco, Inc.	15,873	1,611,109

		9,446,630

Diversified Financial Services — 0.0%
Ladder Capital Corp., Class A†	9,362	177,035

Diversified Manufacturing Operations — 0.9%
Actuant Corp., Class A	39,920	1,172,051
ARC Group Worldwide, Inc.†#	1,885	22,526
AZZ, Inc.	15,716	703,763
Barnes Group, Inc.	33,306	1,223,329
Blount International, Inc.†	30,391	499,020
Chase Corp.	4,139	140,519
EnPro Industries, Inc.†	13,959	900,635
Fabrinet†	21,573	361,779
Federal Signal Corp.	38,635	576,434
GP Strategies Corp.†	8,121	246,229
Handy & Harman, Ltd.†	2,468	92,032
Harsco Corp.	49,611	960,469
LSB Industries, Inc.†	11,878	392,805
Lydall, Inc.†	10,455	277,789
NL Industries, Inc.	4,179	31,719
Park-Ohio Holdings Corp.	5,392	302,869
Raven Industries, Inc.	22,384	503,640
Standex International Corp.	7,849	572,742
Tredegar Corp.	15,269	280,033

		9,260,383

Diversified Minerals — 0.1%
Ring Energy, Inc.†#	12,410	118,640
United States Lime & Minerals, Inc.	1,205	82,181
US Silica Holdings, Inc.#	33,031	1,037,834

		1,238,655

Diversified Operations — 0.1%
Harbinger Group, Inc.†	51,089	700,941
Horizon Pharma PLC†#	39,986	511,021
Resource America, Inc., Class A	8,304	73,657
Tiptree Financial, Inc., Class A†#	4,814	35,142

		1,320,761

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	12,560	301,817

Drug Delivery Systems — 0.3%
Antares Pharma, Inc.†#	71,727	164,972
BioDelivery Sciences International, Inc.†#	25,711	394,664
Catalent, Inc.†	30,031	864,592
Depomed, Inc.†	35,632	551,940
Heron Therapeutics, Inc.†#	14,312	110,346
Nektar Therapeutics†	78,020	1,300,593
Revance Therapeutics, Inc.†	5,285	86,885

		3,473,992

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	15,270	130,558
Blue Nile, Inc.†	7,443	257,826

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products (continued)
Chegg, Inc.†#	45,260	$305,958
FTD Cos., Inc.†	11,634	403,234
Lands’ End, Inc.†	10,126	481,795
Overstock.com, Inc.†	7,132	177,302
Shutterfly, Inc.†	23,671	1,012,172
Stamps.com, Inc.†	8,729	412,445

		3,181,290

E-Commerce/Services — 0.2%
Angie’s List, Inc.†#	26,798	159,180
Borderfree, Inc.†#	3,671	36,747
ChannelAdvisor Corp.†#	12,719	223,854
Coupons.com, Inc.†#	7,413	113,197
GrubHub, Inc.†	5,488	201,958
Orbitz Worldwide, Inc.†	31,701	242,196
RetailMeNot, Inc.†#	18,919	278,582
TrueCar, Inc.†	4,777	91,527
Trulia, Inc.†#	22,688	1,153,231

		2,500,472

E-Marketing/Info — 0.4%
comScore, Inc.†	21,296	936,385
Conversant, Inc.†	41,166	1,441,633
Liquidity Services, Inc.†#	15,092	158,617
Marketo, Inc.†#	15,752	503,434
New Media Investment Group, Inc.	22,437	455,920
QuinStreet, Inc.†	21,315	96,557
ReachLocal, Inc.†#	8,126	26,409
Rocket Fuel, Inc.†#	11,276	184,363
Rubicon Project, Inc.†	4,863	68,374
TubeMogul, Inc.†#	2,170	34,633
YuMe, Inc.†#	11,138	59,700

		3,966,025

E-Services/Consulting — 0.2%
Cinedigm Corp., Class A†	47,016	83,689
Perficient, Inc.†	21,235	367,578
Sapient Corp.†	70,419	1,739,349

		2,190,616

Educational Software — 0.0%
2U, Inc.†#	6,305	113,994
Rosetta Stone, Inc.†	13,043	132,256

		246,250

Electric Products - Misc. — 0.2%
GrafTech International, Ltd.†	72,216	294,641
Graham Corp.	6,189	187,960
Littelfuse, Inc.	13,831	1,329,574

		1,812,175

Electric - Distribution — 0.0%
EnerNOC, Inc.†	16,602	242,223
Spark Energy, Inc., Class A#	1,843	25,821

		268,044

Electric - Generation — 0.0%
Atlantic Power Corp.#	74,154	169,071

Electric - Integrated — 1.6%
ALLETE, Inc.	26,026	1,326,545
Ameresco, Inc., Class A†	12,203	94,085
Avista Corp.	36,970	1,273,617
Black Hills Corp.	27,422	1,481,062
Cleco Corp.	37,088	1,992,738
El Paso Electric Co.	24,768	936,974

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Empire District Electric Co.	26,547	$735,617
IDACORP, Inc.	30,909	1,919,758
MGE Energy, Inc.	21,301	937,457
NorthWestern Corp.	24,047	1,280,022
Otter Tail Corp.	22,410	644,960
Pike Corp.†	16,846	201,478
PNM Resources, Inc.	48,943	1,417,389
Portland General Electric Co.	48,038	1,771,161
UIL Holdings Corp.	34,736	1,382,493
Unitil Corp.	8,533	300,618

		17,695,974

Electronic Components - Misc. — 0.7%
Bel Fuse, Inc., Class B	6,161	163,143
Benchmark Electronics, Inc.†	33,125	787,713
CTS Corp.	20,769	356,811
GSI Group, Inc.†	18,665	236,672
Kimball Electronics, Inc.†	15,814	173,954
Methode Electronics, Inc.	23,300	902,875
NVE Corp.†	2,978	210,187
OSI Systems, Inc.†	12,253	864,694
Plexus Corp.†	20,842	813,047
Rogers Corp.†	11,135	788,581
Sanmina Corp.†	50,580	1,244,268
Sparton Corp.†	6,222	154,803
Stoneridge, Inc.†	17,354	188,465
Viasystems Group, Inc.†	3,180	49,703
Vishay Precision Group, Inc.†	7,819	130,812

		7,065,728

Electronic Components - Semiconductors — 1.8%
Alpha & Omega Semiconductor, Ltd.†	13,277	113,917
Ambarella, Inc.†#	17,698	973,390
Amkor Technology, Inc.†	52,431	350,763
Applied Micro Circuits Corp.†	47,910	283,148
Cavium, Inc.†	32,466	1,837,576
CEVA, Inc.†	12,895	221,923
Diodes, Inc.†	22,394	595,456
DSP Group, Inc.†	13,608	147,238
Entropic Communications, Inc.†	54,599	129,946
Fairchild Semiconductor International, Inc.†	76,762	1,238,171
Inphi Corp.†	19,239	282,621
Integrated Silicon Solution, Inc.	18,562	268,592
International Rectifier Corp.†	43,792	1,746,425
Intersil Corp., Class A	79,125	1,037,329
InvenSense, Inc.†#	43,671	632,793
IXYS Corp.	15,021	171,690
Kopin Corp.†	40,533	138,217
Lattice Semiconductor Corp.†	72,311	473,637
Microsemi Corp.†	58,352	1,587,174
Monolithic Power Systems, Inc.	23,721	1,141,692
OmniVision Technologies, Inc.†	34,459	996,210
Peregrine Semiconductor Corp.†	17,064	212,447
PMC-Sierra, Inc.†	106,526	868,187
QLogic Corp.†	53,580	618,313
QuickLogic Corp.†#	33,883	102,327
Rambus, Inc.†	69,890	828,196
Rubicon Technology, Inc.†#	16,072	82,610
Semtech Corp.†	41,306	1,051,651
Silicon Image, Inc.†	48,133	266,175
Silicon Laboratories, Inc.†	26,699	1,210,800

		19,608,614

Electronic Design Automation — 0.1%
Mentor Graphics Corp.	59,502	1,321,539

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	8,873	$488,813
CUI Global, Inc.†	12,675	93,922
ESCO Technologies, Inc.	16,314	587,630
FARO Technologies, Inc.†	10,589	581,654
Itron, Inc.†	24,162	976,145
Mesa Laboratories, Inc.	1,713	126,265

		2,854,429

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	4,831	236,139
Taser International, Inc.†#	33,098	710,945

		947,084

Electronics - Military — 0.0%
M/A-COM Technology Solutions Holdings, Inc.†	7,390	183,494

Energy - Alternate Sources — 0.3%
Amyris, Inc.†#	16,630	45,899
Clean Energy Fuels Corp.†#	43,120	247,509
Enphase Energy, Inc.†	11,231	118,038
FuelCell Energy, Inc.†#	143,897	240,308
FutureFuel Corp.	13,374	149,254
Green Plains, Inc.	22,984	689,750
Pacific Ethanol, Inc.†#	14,690	170,845
Pattern Energy Group, Inc.	24,248	643,299
Plug Power, Inc.†#	102,660	392,161
Renewable Energy Group, Inc.†	21,220	202,014
REX American Resources Corp.†	3,857	244,032
Solazyme, Inc.†#	46,682	107,369
TerraForm Power, Inc., Class A†#	14,178	470,001

		3,720,479

Engineering/R&D Services — 0.3%
Argan, Inc.	7,694	244,439
EMCOR Group, Inc.	41,341	1,792,132
Exponent, Inc.	8,051	612,359
Mistras Group, Inc.†	10,058	171,891
VSE Corp.	2,551	137,295

		2,958,116

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	28,709	575,615
Power Solutions International, Inc.†#	2,755	180,866

		756,481

Enterprise Software/Service — 1.6%
Actua Corp.†	25,291	426,406
Advent Software, Inc.	31,623	997,073
American Software, Inc., Class A	15,137	137,293
Benefitfocus, Inc.†#	3,004	81,378
Digital River, Inc.†	20,064	509,425
E2open, Inc.†#	14,246	95,876
Guidewire Software, Inc.†	41,749	2,107,072
ManTech International Corp., Class A	14,716	443,246
MedAssets, Inc.†	37,472	724,708
MicroStrategy, Inc., Class A†	5,575	957,450
MobileIron, Inc.†#	7,576	70,229
Model N, Inc.†	11,842	121,973
Omnicell, Inc.†	22,492	724,242
OPOWER, Inc.†	4,772	74,300
Proofpoint, Inc.†	22,729	986,893
PROS Holdings, Inc.†	14,450	413,270
Qlik Technologies, Inc.†	55,078	1,698,055
Rally Software Development Corp.†#	15,274	161,141
Sapiens International Corp. NV†	15,061	111,753

Security Description	Shares	Value (Note 2)

Enterprise Software/Service (continued)
SciQuest, Inc.†	16,856	$251,323
SPS Commerce, Inc.†	9,956	580,236
SYNNEX Corp.	17,512	1,251,057
Tyler Technologies, Inc.†	20,282	2,202,220
Ultimate Software Group, Inc.†	17,419	2,564,774

		17,691,393

Entertainment Software — 0.2%
Glu Mobile, Inc.†#	55,228	201,858
Take-Two Interactive Software, Inc.†	51,287	1,418,599

		1,620,457

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	39,912	1,084,808

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	18,146	996,760

Female Health Care Products — 0.0%
Female Health Co.	13,371	56,960

Filtration/Separation Products — 0.3%
CLARCOR, Inc.	30,978	2,041,140
Polypore International, Inc.†#	27,698	1,425,339

		3,466,479

Finance - Auto Loans — 0.1%
Consumer Portfolio Services, Inc.†	12,908	94,487
Credit Acceptance Corp.†	4,328	648,118
Nicholas Financial, Inc.†	6,346	78,817

		821,422

Finance - Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,379	188,510
NewStar Financial, Inc.†	16,418	184,538

		373,048

Finance - Consumer Loans — 0.4%
Encore Capital Group, Inc.†	15,796	677,806
Enova International, Inc.†	15,813	363,542
Nelnet, Inc., Class A	12,790	586,294
PRA Group, Inc.†	30,759	1,800,017
Regional Management Corp.†	6,556	88,899
Springleaf Holdings, Inc.†#	15,079	597,882
World Acceptance Corp.†#	4,839	369,361

		4,483,801

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†#	32,320	1,173,862

Finance - Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	70,899	300,612
Diamond Hill Investment Group, Inc.	1,743	236,490
Evercore Partners, Inc., Class A	20,323	1,026,312
FBR & Co.†	4,915	122,580
FXCM, Inc., Class A#	27,991	450,655
Gain Capital Holdings, Inc.	14,224	125,740
GFI Group, Inc.	47,002	234,070
Greenhill & Co., Inc.	17,370	769,838
INTL. FCStone, Inc.†	9,483	167,375
Investment Technology Group, Inc.†	22,119	436,850
KCG Holdings, Inc., Class A†	27,708	305,896
Ladenburg Thalmann Financial Services, Inc.†	61,318	204,802
Moelis & Co.#	4,529	145,970
Oppenheimer Holdings, Inc., Class A	6,252	143,108
Piper Jaffray Cos.†	9,284	532,902
RCS Capital Corp., Class A#	5,806	57,770

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Investment Banker/Broker (continued)
Stifel Financial Corp.†	40,232	$1,952,459
SWS Group, Inc.†	17,993	125,771

		7,339,200

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	39,711	822,018
Marlin Business Services Corp.	5,142	95,847

		917,865

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	13,685	381,127
Ellie Mae, Inc.†#	17,274	698,906
Federal Agricultural Mtg. Corp., Class C	6,403	194,715
Home Loan Servicing Solutions, Ltd.	43,636	852,647
PennyMac Financial Services, Inc., Class A†	8,231	131,614
Stonegate Mtg. Corp.†#	8,783	105,133
Walter Investment Management Corp.†#	23,130	431,143

		2,795,285

Finance - Other Services — 0.4%
BGC Partners, Inc., Class A	107,063	932,519
Higher One Holdings, Inc.†	20,877	74,531
JG Wentworth Co.†	7,235	68,949
MarketAxess Holdings, Inc.	23,177	1,519,716
WageWorks, Inc.†	21,571	1,260,178

		3,855,893

Financial Guarantee Insurance — 0.4%
MGIC Investment Corp.†	207,998	1,936,462
NMI Holdings, Inc., Class A†#	31,054	270,480
Radian Group, Inc.#	117,356	2,000,920

		4,207,862

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†#	33,762	336,607
Sturm Ruger & Co., Inc.#	11,920	454,033

		790,640

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	5,017	135,710
TreeHouse Foods, Inc.†	25,846	2,092,234

		2,227,944

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	11,559	336,829

Food - Dairy Products — 0.1%
Dean Foods Co.#	57,434	979,250
Lifeway Foods, Inc.†	2,881	53,356

		1,032,606

Food - Flour & Grain — 0.2%
Post Holdings, Inc.†#	27,008	1,080,320
Seaboard Corp.†	175	603,748

		1,684,068

Food - Meat Products — 0.2%
Darling Ingredients, Inc.†	101,122	1,880,869

Food - Misc./Diversified — 0.6%
B&G Foods, Inc.	32,965	943,458
Boulder Brands, Inc.†	37,416	404,093
Cal-Maine Foods, Inc.#	19,069	798,610
Chiquita Brands International, Inc.†	28,828	416,853
Diamond Foods, Inc.†	13,377	398,501
Inventure Foods, Inc.†	9,403	129,855

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified (continued)
J&J Snack Foods Corp.	9,152	$961,418
John B. Sanfilippo & Son, Inc.	5,082	212,529
Lancaster Colony Corp.	11,368	1,067,455
Senomyx, Inc.†#	26,125	152,047
Snyder’s-Lance, Inc.	29,252	885,751

		6,370,570

Food - Retail — 0.3%
Fairway Group Holdings Corp.†#	11,372	42,190
Fresh Market, Inc.†#	26,310	1,077,658
Ingles Markets, Inc., Class A	8,132	220,703
Nutrisystem, Inc.	17,687	335,522
SUPERVALU, Inc.†	124,563	1,165,910
Village Super Market, Inc., Class A	4,144	99,497
Weis Markets, Inc.	6,769	312,186

		3,253,666

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	8,270	355,114
Chefs’ Warehouse, Inc.†#	11,048	190,247
Fresh Del Monte Produce, Inc.	22,196	749,337
SpartanNash Co.	23,177	540,719
United Natural Foods, Inc.†	30,492	2,292,693

		4,128,110

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	53,784	714,251
Iconix Brand Group, Inc.†	29,565	1,194,722
Skechers U.S.A., Inc., Class A†	24,021	1,475,130
Steven Madden, Ltd.†	35,808	1,221,053
Weyco Group, Inc.	4,056	111,580
Wolverine World Wide, Inc.	62,318	1,901,322

		6,618,058

Forestry — 0.0%
Deltic Timber Corp.	6,825	424,856

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	9,852	189,257
Matthews International Corp., Class A	18,329	844,417

		1,033,674

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	13,311	96,372
Pinnacle Entertainment, Inc.†	36,616	911,372

		1,007,744

Gas - Distribution — 1.1%
Chesapeake Utilities Corp.	8,941	401,719
Laclede Group, Inc.	26,499	1,344,294
New Jersey Resources Corp.	25,890	1,499,031
Northwest Natural Gas Co.	16,674	775,508
ONE Gas, Inc.	31,936	1,239,756
Piedmont Natural Gas Co., Inc.	47,888	1,794,842
South Jersey Industries, Inc.	20,264	1,156,669
Southwest Gas Corp.	28,573	1,654,091
WGL Holdings, Inc.	31,891	1,558,513

		11,424,423

Gold Mining — 0.0%
Allied Nevada Gold Corp.†#	64,043	93,503
Gold Resource Corp.#	23,135	83,286

		176,789

210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Golf — 0.0%
Callaway Golf Co.	47,637	$352,990

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	5,629	92,879
US Ecology, Inc.	13,242	527,296

		620,175

Health Care Cost Containment — 0.1%
CorVel Corp.†	6,812	236,104
ExamWorks Group, Inc.†	21,317	838,824
HealthEquity, Inc.†	6,430	159,657

		1,234,585

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†#	5,150	72,769
Unilife Corp.†#	67,206	210,355

		283,124

Heart Monitors — 0.1%
HeartWare International, Inc.†#	10,437	767,433

Home Furnishings — 0.3%
American Woodmark Corp.†	7,564	301,274
Ethan Allen Interiors, Inc.	15,511	459,281
Flexsteel Industries, Inc.	3,005	95,319
Kimball International, Inc., Class B	21,370	200,664
La-Z-Boy, Inc.	32,159	835,812
Norcraft Cos., Inc.†	4,570	82,580
Select Comfort Corp.†	33,348	878,386

		2,853,316

Hotels/Motels — 0.2%
Belmond, Ltd., Class A†	59,351	671,853
Diamond Resorts International, Inc.†	21,736	525,577
Intrawest Resorts Holdings, Inc.†	8,258	88,526
La Quinta Holdings, Inc.†	27,208	599,120
Marcus Corp.	11,045	181,801
Morgans Hotel Group Co.†	17,942	145,330

		2,212,207

Housewares — 0.1%
Libbey, Inc.†	13,197	396,570
Lifetime Brands, Inc.	6,403	95,661
NACCO Industries, Inc., Class A	2,986	173,307

		665,538

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	28,571	489,135
Barrett Business Services, Inc.	4,409	96,204
CDI Corp.	8,662	148,813
Corporate Resource Services, Inc.†#	10,787	12,944
Cross Country Healthcare, Inc.†	19,115	203,957
Heidrick & Struggles International, Inc.	11,185	223,924
Insperity, Inc.	13,931	454,847
Kelly Services, Inc., Class A	16,808	259,516
Kforce, Inc.	16,794	391,972
Korn/Ferry International†	30,558	829,650
Monster Worldwide, Inc.†	55,925	243,274
On Assignment, Inc.†	33,381	1,025,798
Paylocity Holding Corp.†	5,147	149,726
Resources Connection, Inc.	23,812	361,228
Team Health Holdings, Inc.†	43,156	2,466,797
TriNet Group, Inc.†	9,660	305,836
TrueBlue, Inc.†	25,399	582,907

		8,246,528

Security Description	Shares	Value (Note 2)

Identification Systems — 0.1%
Brady Corp., Class A	29,480	$737,000
Checkpoint Systems, Inc.†	25,607	326,745
Imprivata Inc†	3,649	54,042

		1,117,787

Independent Power Producers — 0.4%
Abengoa Yield plc#	17,559	495,164
Dynegy, Inc.†	75,504	2,502,958
NRG Yield, Inc., Class A#	14,626	693,126
Ormat Technologies, Inc.	10,898	298,387

		3,989,635

Industrial Audio & Video Products — 0.0%
Turtle Beach Corp.†#	4,309	16,460

Industrial Automated/Robotic — 0.2%
Cognex Corp.†	53,358	2,172,204
Hurco Cos., Inc.	3,983	138,290

		2,310,494

Instruments - Controls — 0.3%
Control4 Corp.†	7,022	105,892
Watts Water Technologies, Inc., Class A	17,510	1,058,655
Woodward, Inc.	40,740	2,105,443

		3,269,990

Instruments - Scientific — 0.3%
FEI Co.	25,964	2,223,557
Fluidigm Corp.†#	17,242	531,571

		2,755,128

Insurance Brokers — 0.0%
Crawford & Co., Class B	17,187	154,167
eHealth, Inc.†	10,917	282,423

		436,590

Insurance - Life/Health — 0.7%
American Equity Investment Life Holding Co.	45,672	1,233,144
CNO Financial Group, Inc.	133,860	2,321,132
FBL Financial Group, Inc., Class A	5,937	305,221
Fidelity & Guaranty Life	6,916	173,108
Independence Holding Co.	4,721	65,103
Kansas City Life Insurance Co.	2,334	111,122
National Western Life Insurance Co., Class A	1,371	352,141
Phoenix Cos., Inc.†	3,502	213,097
Primerica, Inc.	33,561	1,759,603
Symetra Financial Corp.	46,311	1,049,407
Trupanion, Inc.†	5,132	31,151

		7,614,229

Insurance - Multi-line — 0.2%
Citizens, Inc.†#	27,022	196,990
Horace Mann Educators Corp.	25,025	783,283
Kemper Corp.	28,555	1,006,849
United Fire Group, Inc.	12,679	353,364

		2,340,486

Insurance - Property/Casualty — 1.3%
Ambac Financial Group, Inc.†	27,652	679,133
AMERISAFE, Inc.	11,474	478,351
AmTrust Financial Services, Inc.#	18,459	947,316
Atlas Financial Holdings, Inc.†#	7,070	103,788
Baldwin & Lyons, Inc., Class B	5,705	145,763
Donegal Group, Inc., Class A	4,997	78,303
EMC Insurance Group, Inc.	3,100	92,287

211

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Employers Holdings, Inc.	19,279	$390,978
Enstar Group, Ltd.†	5,241	764,924
Federated National Holding Co.	8,482	214,255
First American Financial Corp.	65,645	2,101,296
Global Indemnity PLC†	5,020	135,088
Hallmark Financial Services, Inc.†	8,701	102,585
HCI Group, Inc.#	5,539	223,942
Heritage Insurance Holdings, Inc.†#	4,240	73,564
Hilltop Holdings, Inc.†	41,636	848,542
Infinity Property & Casualty Corp.	7,073	513,924
Meadowbrook Insurance Group, Inc.	30,779	187,444
National General Holdings Corp.	21,808	408,900
National Interstate Corp.	4,353	124,626
Navigators Group, Inc.†	6,437	470,223
OneBeacon Insurance Group, Ltd., Class A	13,926	221,702
RLI Corp.	26,415	1,213,241
Safety Insurance Group, Inc.	7,969	474,315
Selective Insurance Group, Inc.	34,543	924,716
State Auto Financial Corp.	9,308	183,181
Stewart Information Services Corp.	13,201	468,504
Third Point Reinsurance, Ltd.†	34,888	516,691
United Insurance Holdings Corp.	10,218	191,588
Universal Insurance Holdings, Inc.	19,152	371,549

		13,650,719

Insurance - Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	16,080	907,555
Essent Group, Ltd.†	25,595	644,994
Greenlight Capital Re, Ltd., Class A†	17,408	548,700
Maiden Holdings, Ltd.	30,722	401,229
Montpelier Re Holdings, Ltd.	24,061	819,277
Platinum Underwriters Holdings, Ltd.	15,255	1,131,464

		4,453,219

Internet Application Software — 0.1%
Bazaarvoice, Inc.†#	30,704	225,981
Brightcove, Inc.†	19,720	120,884
Intralinks Holdings, Inc.†	24,125	262,480
Lionbridge Technologies, Inc.†	39,716	201,360
RealNetworks, Inc.†	14,109	98,904
Textura Corp.†#	11,455	274,462
VirnetX Holding Corp.†#	26,132	138,761
Zendesk, Inc.†#	6,982	165,892

		1,488,724

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	14,254	113,462
Cogent Communications Holdings, Inc.	28,631	1,014,110
Internap Corp.†	33,372	264,640

		1,392,212

Internet Content - Entertainment — 0.1%
Global Eagle Entertainment, Inc.†#	23,432	310,708
Limelight Networks, Inc.†	37,038	101,114
Shutterstock, Inc.†	9,348	702,783

		1,114,605

Internet Content - Information/News — 0.2%
Bankrate, Inc.†	41,190	481,511
Dice Holdings, Inc.†	23,805	258,760
HealthStream, Inc.†	13,001	372,479
Reis, Inc.	5,076	127,712
Travelzoo, Inc.†	4,530	59,479
WebMD Health Corp.†#	23,806	869,871
XO Group, Inc.†	16,539	239,816

		2,409,628

Security Description	Shares	Value (Note 2)

Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	22,719	$75,200
Safeguard Scientifics, Inc.†	12,677	246,314

		321,514

Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	60,202	82,477

Internet Security — 0.1%
VASCO Data Security International, Inc.†	18,091	539,112
Zix Corp.†	36,411	115,059

		654,171

Internet Telephone — 0.2%
j2 Global, Inc.	29,219	1,652,042
magicJack VocalTec, Ltd.†#	10,957	89,080
RingCentral, Inc.†#	17,218	216,603
TeleCommunication Systems, Inc., Class A†	29,581	90,814

		2,048,539

Investment Companies — 0.1%
Acacia Research Corp.#	30,761	585,074
Caesars Acquisition Co., Class A†#	28,085	294,331

		879,405

Investment Management/Advisor Services — 0.6%
Altisource Asset Management Corp.†	866	428,670
Altisource Portfolio Solutions SA†#	8,165	426,866
Ashford, Inc.†	494	58,662
Calamos Asset Management, Inc., Class A	10,487	141,470
CIFC Corp.#	3,690	32,620
Cohen & Steers, Inc.#	11,903	515,043
Financial Engines, Inc.#	31,612	1,033,080
GAMCO Investors, Inc., Class A	3,942	339,643
Janus Capital Group, Inc.#	91,863	1,444,086
Manning & Napier, Inc.	8,386	128,390
Pzena Investment Management, Inc., Class A	6,982	60,534
Silvercrest Asset Management Group, Inc., Class A	3,459	49,637
Virtus Investment Partners, Inc.	4,345	669,130
Westwood Holdings Group, Inc.	4,501	268,214
WisdomTree Investments, Inc.#	66,132	1,004,545

		6,600,590

Lasers - System/Components — 0.2%
Applied Optoelectronics, Inc.†#	9,085	98,572
Coherent, Inc.†	15,320	848,115
Electro Scientific Industries, Inc.	15,038	107,823
II-VI, Inc.†	32,289	428,475
Newport Corp.†	24,490	431,269
Rofin - Sinar Technologies, Inc.†	17,225	463,697

		2,377,951

Leisure Products — 0.0%
Escalade, Inc.	6,086	80,944
Johnson Outdoors, Inc., Class A	3,069	93,052
Marine Products Corp.	6,514	42,667

		216,663

Lighting Products & Systems — 0.1%
Revolution Lighting Technologies, Inc.†#	20,118	24,544
TCP International Holdings Ltd†	4,389	24,359
Universal Display Corp.†#	24,913	691,087

		739,990

Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	12,257	797,931
UniFirst Corp.	9,066	1,011,675

		1,809,606

212

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	11,600	$455,532
Hyster-Yale Materials Handling, Inc.	6,314	463,511

		919,043

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	29,311	1,100,921

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,383	208,762
Lindsay Corp.#	7,497	659,211

		867,973

Machinery - General Industrial — 0.5%
Albany International Corp., Class A	17,295	646,314
Altra Industrial Motion Corp.	16,631	509,407
Applied Industrial Technologies, Inc.	25,666	1,203,479
Chart Industries, Inc.†	18,721	743,411
DXP Enterprises, Inc.†	7,956	467,495
Intevac, Inc.†	14,688	104,285
Kadant, Inc.	6,866	273,953
Manitex International, Inc.†	8,493	93,508
Tennant Co.	11,319	763,466
Twin Disc, Inc.	5,077	116,162
Xerium Technologies, Inc.†	6,700	95,274

		5,016,754

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	12,195	325,728

Machinery - Pumps — 0.0%
Gorman-Rupp Co.	11,580	362,454

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.	10,515	136,380

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	36,753	278,588

Medical Imaging Systems — 0.1%
Analogic Corp.	7,628	555,624

Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	6,860	402,957
Everyday Health, Inc.†	4,648	60,145
Medidata Solutions, Inc.†	33,239	1,419,638
Merge Healthcare, Inc.†	43,444	136,414
Quality Systems, Inc.	30,614	450,944

		2,470,098

Medical Instruments — 1.1%
Abaxis, Inc.#	13,799	792,063
AngioDynamics, Inc.†	15,180	265,650
AtriCure, Inc.†	16,839	315,394
Cardiovascular Systems, Inc.†	16,994	521,036
CONMED Corp.	16,723	709,557
CryoLife, Inc.	17,256	174,286
DexCom, Inc.†	46,033	2,368,858
Endologix, Inc.†	39,333	504,642
Genomic Health, Inc.†#	10,252	340,981
Integra LifeSciences Holdings Corp.†	15,347	755,686
Natus Medical, Inc.†	19,750	676,042
Navidea Biopharmaceuticals, Inc.†#	92,612	114,839
NuVasive, Inc.†	28,632	1,257,804
Spectranetics Corp.†	25,548	838,741
SurModics, Inc.†	8,353	175,497
Symmetry Medical, Inc.†	23,037	207,563
Thoratec Corp.†	34,900	1,088,531
TransEnterix, Inc.†#	17,614	36,989

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Vascular Solutions, Inc.†	10,523	$270,652
Volcano Corp.†	31,477	348,136

		11,762,947

Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	15,091	427,075
NeoStem, Inc.†#	14,541	57,291
Roka Bioscience, Inc.†	3,086	12,221
T2 Biosystems, Inc.†#	3,674	65,838

		562,425

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	13,713	378,068
PhotoMedex, Inc.†#	7,996	13,753

		391,821

Medical Products — 1.3%
ABIOMED, Inc.†	24,533	871,412
Accuray, Inc.†#	47,167	324,981
Atrion Corp.	944	306,809
Cantel Medical Corp.	20,766	904,152
Cerus Corp.†#	44,555	201,834
Cyberonics, Inc.†	16,488	877,986
Exactech, Inc.†	6,003	133,147
Globus Medical, Inc., Class A†	40,415	931,162
Greatbatch, Inc.†	15,287	757,777
Haemonetics Corp.†	31,984	1,181,169
Hanger, Inc.†	21,636	464,092
Intersect ENT, Inc.†	3,603	62,332
Invacare Corp.	19,757	298,923
K2M Group Holdings, Inc.†#	5,422	102,530
LDR Holding Corp.†	10,208	333,087
Luminex Corp.†	23,043	426,295
MiMedx Group, Inc.†#	57,206	632,698
NanoString Technologies, Inc.†#	6,173	92,039
NxStage Medical, Inc.†	37,737	652,095
Orthofix International NV†	11,328	316,278
Rockwell Medical, Inc.†#	25,045	224,153
Tornier NV†	21,845	583,043
TriVascular Technologies, Inc.†	4,565	61,491
West Pharmaceutical Services, Inc.	43,423	2,258,430
Wright Medical Group, Inc.†	30,664	898,149
Zeltiq Aesthetics, Inc.†	17,861	488,856

		14,384,920

Medical Sterilization Products — 0.2%
STERIS Corp.	36,306	2,314,507

Medical - Biomedical/Gene — 3.5%
Acceleron Pharma, Inc.†	10,108	391,584
Achillion Pharmaceuticals, Inc.†	59,475	765,443
Acorda Therapeutics, Inc.†	25,589	932,719
Aegerion Pharmaceuticals, Inc.†#	18,116	381,704
Agenus, Inc.†	38,240	113,190
Alder Biopharmaceuticals, Inc.†	4,916	80,229
AMAG Pharmaceuticals, Inc.†	13,465	500,898
ANI Pharmaceuticals, Inc.†	4,224	228,561
Applied Genetic Technologies Corp.†#	3,467	69,999
Ardelyx, Inc.†	3,032	81,167
Arena Pharmaceuticals, Inc.†#	134,962	565,491
ARIAD Pharmaceuticals, Inc.†#	101,283	720,122
Avalanche Biotechnologies, Inc.†	4,240	167,438
BioCryst Pharmaceuticals, Inc.†#	43,057	465,446
BioTime, Inc.†#	31,975	102,960
Bluebird Bio, Inc.†	13,379	551,616

213

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Cambrex Corp.†	18,815	$428,041
Celldex Therapeutics, Inc.†#	54,905	1,113,473
Cellular Dynamics International, Inc.†#	5,970	39,402
CTI BioPharma Corp.†#	82,417	180,493
Cubist Pharmaceuticals, Inc. CVR†	32,659	1,012
Cytokinetics, Inc.†	21,257	99,270
CytRx Corp.†#	34,272	86,023
Dynavax Technologies Corp.†	16,150	239,989
Eleven Biotherapeutics, Inc.†	2,816	32,046
Emergent Biosolutions, Inc.†	17,952	446,287
Endocyte, Inc.†#	22,776	147,816
Enzo Biochem, Inc.†	20,995	95,317
Epizyme, Inc.†#	7,870	179,908
Exact Sciences Corp.†#	50,885	1,262,966
Exelixis, Inc.†#	119,629	198,584
Five Prime Therapeutics, Inc.†	10,593	217,792
Foundation Medicine, Inc.†#	8,581	202,683
Galena Biopharma, Inc.†#	72,520	129,086
Genocea Biosciences, Inc.†	2,401	21,777
Geron Corp.†#	96,429	354,859
Halozyme Therapeutics, Inc.†#	63,533	557,820
Idera Pharmaceuticals, Inc.†#	36,994	115,051
ImmunoGen, Inc.†#	52,728	542,571
Immunomedics, Inc.†#	50,806	209,829
Inovio Pharmaceuticals, Inc.†#	36,963	357,802
Insmed, Inc.†#	30,426	429,311
Intrexon Corp.†#	21,898	580,954
Isis Pharmaceuticals, Inc.†#	72,244	3,741,517
Karyopharm Therapeutics, Inc.†#	8,336	349,112
KYTHERA Biopharmaceuticals, Inc.†#	10,691	408,931
Lexicon Pharmaceuticals, Inc.†#	140,418	143,226
Ligand Pharmaceuticals, Inc.†#	12,734	685,726
Loxo Oncology, Inc.†	2,224	22,907
MacroGenics, Inc.†	12,276	346,920
Medicines Co.†	39,950	1,071,059
Merrimack Pharmaceuticals, Inc.†#	60,325	552,577
Momenta Pharmaceuticals, Inc.†	29,515	346,211
Neuralstem, Inc.†#	42,242	118,700
NewLink Genetics Corp.†#	12,167	475,243
Novavax, Inc.†#	146,272	781,092
NPS Pharmaceuticals, Inc.†	65,331	2,167,683
Omeros Corp.†#	20,837	465,290
OncoMed Pharmaceuticals, Inc.†#	7,764	171,041
Oncothyreon, Inc.†	49,616	86,828
Organovo Holdings, Inc.†#	38,398	242,291
OvaScience, Inc.†#	9,482	239,515
Pacific Biosciences of California, Inc.†	35,339	238,892
PDL BioPharma, Inc.#	98,676	815,064
Peregrine Pharmaceuticals, Inc.†#	108,437	160,487
Prothena Corp. PLC†	16,378	397,003
PTC Therapeutics, Inc.†#	15,018	672,056
Puma Biotechnology, Inc.†	14,265	3,238,440
Regado Biosciences, Inc.†#	9,493	7,846
Repligen Corp.†	19,687	450,242
Retrophin, Inc.†#	13,070	132,007
Rigel Pharmaceuticals, Inc.†	53,783	115,096
RTI Surgical, Inc.†	34,792	170,481
Sage Therapeutics, Inc.†#	3,533	139,695
Sangamo BioSciences, Inc.†#	41,757	504,425
Sequenom, Inc.†#	71,517	214,551
Spectrum Pharmaceuticals, Inc.†#	40,296	290,534
Stemline Therapeutics, Inc.†#	7,096	105,588
Sunesis Pharmaceuticals, Inc.†	30,398	71,131
Synageva BioPharma Corp.†#	13,146	1,067,455

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Theravance Biopharma, Inc.†#	14,457	$228,710
Theravance, Inc.#	50,602	765,608
Trius Therapeutics, Inc. CVR(1)(2)	24,953	0
Ultragenyx Pharmaceutical, Inc.†	4,312	187,960
Veracyte, Inc.†	3,993	26,034
Verastem, Inc.†#	12,867	119,663
Versartis, Inc.†#	4,259	76,747
XOMA Corp.†#	51,528	293,194
Zeneca, Inc. CVR(1)(2)	3,950	10,033
ZIOPHARM Oncology, Inc.†#	49,880	209,995

		37,513,535

Medical - Drugs — 2.2%
ACADIA Pharmaceuticals, Inc.†#	48,413	1,446,096
AcelRx Pharmaceuticals, Inc.†#	15,231	101,438
Achaogen, Inc.†	4,240	39,093
Adamas Pharmaceuticals, Inc.†	1,795	26,369
Aerie Pharmaceuticals, Inc.†	6,456	170,245
Akorn, Inc.†	38,304	1,534,841
Alimera Sciences, Inc.†#	16,112	94,577
Ampio Pharmaceuticals, Inc.†#	25,133	85,452
Anacor Pharmaceuticals, Inc.†#	20,239	697,841
Array BioPharma, Inc.†	77,410	311,962
Auspex Pharmaceuticals, Inc.†	5,711	138,378
Auxilium Pharmaceuticals, Inc.†#	30,881	1,067,247
BioSpecifics Technologies Corp.†	2,234	84,713
Cempra, Inc.†#	14,046	202,122
ChemoCentryx, Inc.†#	16,807	77,480
Chimerix, Inc.†#	16,564	583,715
Clovis Oncology, Inc.†#	15,162	721,408
Corcept Therapeutics, Inc.†#	32,782	99,329
Cytori Therapeutics, Inc.†#	41,470	17,832
Dicerna Pharmaceuticals, Inc.†	2,186	25,839
Durata Therapeutics†(1)	9,546	0
Enanta Pharmaceuticals, Inc.†#	6,351	298,116
Furiex Pharmaceuticals CVR(1)(2)	4,550	0
Galectin Therapeutics, Inc.†#	11,069	43,944
Immune Design Corp.†	3,743	119,065
Infinity Pharmaceuticals, Inc.†	29,827	447,703
Insys Therapeutics, Inc.†#	6,138	237,725
Intra-Cellular Therapies, Inc.†#	10,506	150,971
Ironwood Pharmaceuticals, Inc.†	73,425	1,016,202
Keryx Biopharmaceuticals, Inc.†#	56,192	893,453
Lannett Co., Inc.†	15,804	776,451
NanoViricides, Inc.†#	24,631	78,819
Ohr Pharmaceutical, Inc.†#	12,923	98,215
Ophthotech Corp.†	8,525	367,854
OPKO Health, Inc.†#	121,081	1,014,659
Orexigen Therapeutics, Inc.†#	75,291	435,935
Pacira Pharmaceuticals, Inc.†#	21,908	2,057,818
Pain Therapeutics, Inc.†	23,375	42,309
Pernix Therapeutics Holdings, Inc.†	20,439	211,952
PharMerica Corp.†	18,428	401,915
POZEN, Inc.	16,790	149,263
Prestige Brands Holdings, Inc.†	31,837	1,064,948
Progenics Pharmaceuticals, Inc.†#	42,738	297,457
Radius Health Inc†#	4,759	117,547
Raptor Pharmaceutical Corp.†#	38,474	370,120
Receptos, Inc.†	11,388	1,540,796
Regulus Therapeutics, Inc.†#	8,431	157,997
Relypsa, Inc.†#	10,388	258,557
Repros Therapeutics, Inc.†#	14,192	121,484
Sagent Pharmaceuticals, Inc.†	13,444	387,591
SciClone Pharmaceuticals, Inc.†	31,640	268,624

214

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Sucampo Pharmaceuticals, Inc., Class A†	10,896	$127,701
Supernus Pharmaceuticals, Inc.†	17,993	159,418
Synergy Pharmaceuticals, Inc.†#	57,573	171,568
Synta Pharmaceuticals Corp.†#	39,862	126,363
TESARO, Inc.†#	11,844	408,736
Tetraphase Pharmaceuticals, Inc.†#	16,026	423,086
TG Therapeutics, Inc.†	14,426	215,236
TherapeuticsMD, Inc.†#	66,209	254,243
Vanda Pharmaceuticals, Inc.†#	20,814	271,206
VIVUS, Inc.†#	55,244	185,067
XenoPort, Inc.†	35,553	316,422
Zogenix, Inc.†#	75,482	86,049
ZS Pharma Inc†#	4,200	180,432

		23,878,994

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	5,676	59,200
Impax Laboratories, Inc.†	43,046	1,375,320

		1,434,520

Medical - HMO — 0.4%
Magellan Health, Inc.†	16,933	1,036,130
Molina Healthcare, Inc.†	18,554	948,481
Triple-S Management Corp., Class B†	15,309	353,944
Universal American Corp.†	25,964	228,483
WellCare Health Plans, Inc.†	26,956	1,987,735

		4,554,773

Medical - Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	26,278	1,629,499
Adeptus Health, Inc., Class A†	3,462	105,383
Select Medical Holdings Corp.	48,380	698,123

		2,433,005

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	12,280	484,078
Kindred Healthcare, Inc.	39,636	788,360
National Healthcare Corp.	6,331	381,443
Skilled Healthcare Group, Inc., Class A†	14,390	100,442

		1,754,323

Medical - Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	3,881	89,574
Air Methods Corp.†#	24,056	1,067,605
Almost Family, Inc.†	5,137	141,833
Amedisys, Inc.†	16,785	426,675
Amsurg Corp.†	26,018	1,341,748
Chemed Corp.#	10,777	1,186,655
Gentiva Health Services, Inc.†	19,348	375,545
LHC Group, Inc.†	7,589	178,417

		4,808,052

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	38,766	1,326,185

Metal Processors & Fabrication — 0.6%
Ampco-Pittsburgh Corp.	5,100	93,330
CIRCOR International, Inc.	10,851	726,474
Dynamic Materials Corp.	8,568	137,431
Global Brass & Copper Holdings, Inc.	13,112	160,622
Haynes International, Inc.	7,621	342,107
LB Foster Co., Class A	6,353	294,461
Mueller Industries, Inc.	34,831	1,142,805
NN, Inc.	10,906	230,880
RBC Bearings, Inc.	14,285	908,240
Rexnord Corp.†	46,164	1,271,818

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication (continued)
RTI International Metals, Inc.†	18,861	$432,483
Sun Hydraulics Corp.	13,673	550,612

		6,291,263

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†#	11,535	86,743
Olympic Steel, Inc.	5,594	90,959

		177,702

Metal - Aluminum — 0.2%
Century Aluminum Co.†	31,598	873,685
Kaiser Aluminum Corp.	11,078	806,257
Noranda Aluminum Holding Corp.	27,246	103,807

		1,783,749

Metal - Diversified — 0.0%
Molycorp, Inc.†#	111,855	110,736

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.#	5,806	342,438
FreightCar America, Inc.	7,408	214,314
Hillenbrand, Inc.	38,590	1,241,054
John Bean Technologies Corp.	17,904	543,207
TriMas Corp.†	27,790	865,103

		3,206,116

Motion Pictures & Services — 0.0%
Eros International PLC†	13,669	294,567

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	3,067	69,069
RadNet, Inc.†	20,089	169,149
Surgical Care Affiliates, Inc.†#	7,723	245,592

		483,810

Multimedia — 0.2%
Demand Media, Inc.†	5,359	29,903
Entravision Communications Corp., Class A	35,530	229,524
EW Scripps Co., Class A†	19,179	375,525
Journal Communications, Inc., Class A†	27,542	273,492
Martha Stewart Living Omnimedia, Inc., Class A†	18,368	78,064
Media General, Inc.†#	33,423	511,706
Meredith Corp.	22,069	1,164,802

		2,663,016

Networking Products — 0.6%
Anixter International, Inc.†	16,693	1,450,622
Black Box Corp.	9,559	221,577
Calix, Inc.†	25,483	270,120
Cyan, Inc.†#	16,890	42,732
Extreme Networks, Inc.†	59,288	214,622
Gigamon, Inc.†#	14,860	213,092
Infinera Corp.†	75,264	1,025,848
Ixia†	35,383	366,922
LogMeIn, Inc.†	14,919	754,454
NETGEAR, Inc.†	22,433	778,874
ParkerVision, Inc.†#	59,428	61,211
Polycom, Inc.†	84,884	1,117,922
Procera Networks, Inc.†#	12,694	87,081

		6,605,077

Non-Ferrous Metals — 0.1%
Globe Specialty Metals, Inc.	39,225	679,769
Horsehead Holding Corp.†	31,158	486,688
Materion Corp.	12,654	439,980

		1,606,437

215

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	23,992	$94,529
Quest Resource Holding Corp.†#	8,551	11,800

		106,329

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†#	10,846	220,499

Office Furnishings - Original — 0.4%
Herman Miller, Inc.	36,399	1,106,166
HNI Corp.	27,711	1,300,754
Interface, Inc.	40,843	617,546
Knoll, Inc.	29,756	551,379
Steelcase, Inc., Class A	50,792	889,876

		4,465,721

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	70,108	614,146

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc.†#	98,706	122,395
North Atlantic Drilling, Ltd.#	43,920	106,726
Parker Drilling Co.†	74,431	264,230
Parsley Energy, Inc., Class A†	32,678	413,050
Vantage Drilling Co.†	126,280	97,236

		1,003,637

Oil Companies - Exploration & Production — 1.4%
Abraxas Petroleum Corp.†	56,786	188,813
American Eagle Energy Corp.†	18,689	17,566
Apco Oil and Gas International, Inc.†	5,615	78,161
Approach Resources, Inc.†#	24,192	235,146
Bill Barrett Corp.†	30,536	309,330
Bonanza Creek Energy, Inc.†	20,155	548,619
BPZ Resources, Inc.†#	72,873	43,724
Callon Petroleum Co.†	33,972	166,803
Carrizo Oil & Gas, Inc.†	27,951	1,102,946
Clayton Williams Energy, Inc.†	3,619	209,685
Comstock Resources, Inc.#	29,393	260,422
Contango Oil & Gas Co.†	10,697	361,666
Diamondback Energy, Inc.†	25,743	1,451,905
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Eclipse Resources Corp†	18,618	200,888
Emerald Oil, Inc.†#	35,009	67,217
Energy XXI, Ltd.#	57,598	230,968
Evolution Petroleum Corp.	12,056	94,760
EXCO Resources, Inc.#	93,297	274,293
Forest Oil Corp.†#	73,136	41,688
FX Energy, Inc.†#	33,126	86,128
Gastar Exploration, Inc.†	43,117	127,195
Goodrich Petroleum Corp.†#	21,379	129,343
Halcon Resources Corp.†#	160,219	363,697
Harvest Natural Resources, Inc.†	25,864	57,418
Isramco, Inc.†	548	74,539
Jones Energy, Inc., Class A†#	6,857	69,599
Kodiak Oil & Gas Corp.†	163,759	1,200,353
Magnum Hunter Resources Corp.†#	122,126	488,504
Matador Resources Co.†	45,042	792,289
Midstates Petroleum Co., Inc.†#	22,845	52,315
Miller Energy Resources, Inc.†#	18,442	42,785
Northern Oil and Gas, Inc.†#	37,507	325,936
Panhandle Oil and Gas, Inc., Class A	8,597	151,651
PDC Energy, Inc.†	21,993	649,013
Penn Virginia Corp.†	40,305	206,765
PetroQuest Energy, Inc.†	35,926	133,645
Quicksilver Resources, Inc.†#	77,164	23,226
Resolute Energy Corp.†#	47,878	90,011

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Rex Energy Corp.†	29,540	$207,371
Rosetta Resources, Inc.†	37,749	1,110,576
RSP Permian, Inc.†#	14,352	312,300
Sanchez Energy Corp.†#	31,295	353,321
Stone Energy Corp.†	34,509	545,242
Swift Energy Co.†#	26,917	121,126
Synergy Resources Corp.†	40,905	401,278
TransAtlantic Petroleum, Ltd.†	13,908	96,104
Triangle Petroleum Corp.†#	46,476	224,014
VAALCO Energy, Inc.†	30,617	175,435
W&T Offshore, Inc.	21,467	161,647
Warren Resources, Inc.†	45,247	92,756

		14,750,182

Oil Field Machinery & Equipment — 0.2%
Flotek Industries, Inc.†	33,049	643,794
Forum Energy Technologies, Inc.†	36,617	879,174
Gulf Island Fabrication, Inc.	8,908	173,795
Mitcham Industries, Inc.†	7,790	59,360
Natural Gas Services Group, Inc.†	7,657	177,336
Profire Energy, Inc.†#	8,999	30,057
Thermon Group Holdings, Inc.†	19,621	474,632

		2,438,148

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,311	58,064
Alon USA Energy, Inc.	16,089	224,602
Delek US Holdings, Inc.	36,468	1,090,393
Trecora Resources†	12,055	148,156
Vertex Energy, Inc.†#	8,057	29,489
Western Refining, Inc.	32,686	1,343,722

		2,894,426

Oil - Field Services — 0.9%
Basic Energy Services, Inc.†	19,534	174,439
Bristow Group, Inc.	21,865	1,401,547
C&J Energy Services, Inc.†	28,289	428,578
CARBO Ceramics, Inc.#	12,128	461,349
Exterran Holdings, Inc.	35,989	1,205,632
Glori Energy, Inc.†#	7,486	29,944
Gulfmark Offshore, Inc., Class A	16,554	431,232
Helix Energy Solutions Group, Inc.†	64,848	1,483,074
Independence Contract Drilling, Inc.†	6,329	43,670
Key Energy Services, Inc.†	80,707	151,729
Matrix Service Co.†	16,229	342,756
McDermott International, Inc.†#	145,957	518,147
Newpark Resources, Inc.†	52,137	545,874
Nuverra Environmental Solutions, Inc.†#	9,276	84,690
PHI, Inc.†	7,738	321,204
Pioneer Energy Services Corp.†	38,556	232,878
SEACOR Holdings, Inc.†	12,670	901,344
Tesco Corp.	21,320	300,399
TETRA Technologies, Inc.†	48,497	307,956
Willbros Group, Inc.†	24,584	111,857

		9,478,299

Optical Recognition Equipment — 0.0%
Digimarc Corp.	4,012	96,970

Optical Supplies — 0.0%
Ocular Therapeutix, Inc.†	3,533	59,778
STAAR Surgical Co.†	23,589	217,255

		277,033

216

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Paper & Related Products — 0.5%
Clearwater Paper Corp.†	12,548	$831,431
KapStone Paper and Packaging Corp.†	51,964	1,552,165
Neenah Paper, Inc.	10,175	582,417
Orchids Paper Products Co.	4,960	134,714
P.H. Glatfelter Co.	26,463	670,043
Resolute Forest Products, Inc.†	40,071	671,189
Schweitzer-Mauduit International, Inc.	18,717	800,526
Wausau Paper Corp.	25,934	258,043

		5,500,528

Patient Monitoring Equipment — 0.2%
Insulet Corp.†	34,049	1,586,343
Masimo Corp.†	29,732	780,465

		2,366,808

Pharmacy Services — 0.0%
BioScrip, Inc.†#	42,043	272,439
Liberator Medical Holdings, Inc.#	19,353	54,188

		326,627

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp.	54,131	2,226,408
U.S. Physical Therapy, Inc.	7,504	291,681

		2,518,089

Physicians Practice Management — 0.1%
Healthways, Inc.†	19,307	300,803
IPC The Hospitalist Co., Inc.†	10,527	464,030

		764,833

Pipelines — 0.2%
Primoris Services Corp.	23,333	610,158
SemGroup Corp., Class A	26,184	1,937,354

		2,547,512

Platinum — 0.1%
Stillwater Mining Co.†	73,611	966,512

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.†	13,351	267,020
CECO Environmental Corp.	12,927	183,046

		450,066

Poultry — 0.1%
Sanderson Farms, Inc.#	14,176	1,230,619

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	25,259	516,041
Capstone Turbine Corp.†#	202,040	169,714
Generac Holdings, Inc.†#	42,293	1,834,670
Powell Industries, Inc.	5,711	243,003
PowerSecure International, Inc.†	13,741	137,685
Vicor Corp.†	10,091	123,110

		3,024,223

Precious Metals — 0.0%
Coeur Mining, Inc.†	63,609	261,433

Printing - Commercial — 0.4%
ARC Document Solutions, Inc.†	25,250	243,157
Cenveo, Inc.†#	34,050	64,014
Cimpress NV†	20,452	1,372,125
Deluxe Corp.	30,755	1,797,630
Ennis, Inc.	16,063	213,798
Multi-Color Corp.	7,632	418,539
Quad/Graphics, Inc.	16,980	368,636

		4,477,899

Security Description	Shares	Value (Note 2)

Protection/Safety — 0.0%
Landauer, Inc.	5,869	$193,677

Publishing - Books — 0.2%
Houghton Mifflin Harcourt Co.†	66,977	1,287,298
Scholastic Corp.	16,301	578,685

		1,865,983

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	11,553	138,636
Daily Journal Corp.†#	665	145,502
Lee Enterprises, Inc.†#	32,932	116,909
McClatchy Co., Class A†	37,534	123,111
New York Times Co., Class A	85,012	1,078,802

		1,602,960

Publishing - Periodicals — 0.2%
Dex Media, Inc.†#	9,133	78,178
Time, Inc.	67,750	1,621,935

		1,700,113

Racetracks — 0.2%
Churchill Downs, Inc.	8,251	794,489
Empire Resorts, Inc.†#	9,269	63,122
International Speedway Corp., Class A	17,104	535,013
Penn National Gaming, Inc.†	48,291	685,732
Speedway Motorsports, Inc.	7,154	141,005

		2,219,361

Radio — 0.1%
Cumulus Media, Inc., Class A†	88,779	354,228
Entercom Communications Corp., Class A†	15,172	161,127
Radio One, Inc., Class D†	14,199	23,996
Saga Communications, Inc., Class A	2,222	88,925
Salem Communications Corp., Class A	6,699	52,654
Townsquare Media, Inc.†	5,483	68,428

		749,358

Real Estate Investment Trusts — 8.8%
Acadia Realty Trust	35,255	1,126,750
AG Mtg. Investment Trust, Inc.	17,440	344,440
Agree Realty Corp.	9,194	283,267
Alexander’s, Inc.	1,293	519,928
American Assets Trust, Inc.	22,025	865,583
American Capital Mortgage Investment Corp.	31,424	630,680
American Realty Capital Healthcare Trust, Inc.	104,026	1,178,615
American Residential Properties, Inc.†#	19,767	351,260
AmREIT, Inc.	12,089	321,930
Anworth Mtg. Asset Corp.	78,608	424,483
Apollo Commercial Real Estate Finance, Inc.	28,349	472,861
Apollo Residential Mortgage, Inc.	19,693	325,328
Ares Commercial Real Estate Corp.	17,567	209,926
Armada Hoffler Properties, Inc.	15,370	145,861
ARMOUR Residential REIT, Inc.#	219,423	862,332
Ashford Hospitality Prime, Inc.	15,595	273,692
Ashford Hospitality Trust, Inc.	43,037	451,028
Associated Estates Realty Corp.	35,371	793,018
Aviv REIT, Inc.	12,084	407,231
Campus Crest Communities, Inc.	39,764	305,388
Capstead Mtg. Corp.#	58,843	765,547
CareTrust REIT, Inc.	12,280	198,568
CatchMark Timber Trust, Inc., Class A	11,707	129,948
Cedar Realty Trust, Inc.	48,680	330,537
Chambers Street Properties	145,629	1,166,488
Chatham Lodging Trust	20,889	558,990
Chesapeake Lodging Trust	33,719	1,141,725

217

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Colony Financial, Inc.	65,966	$1,619,465
CorEnergy Infrastructure Trust, Inc.	19,438	129,651
CoreSite Realty Corp.	12,902	491,050
Cousins Properties, Inc.	135,204	1,654,897
CubeSmart	99,574	2,144,824
CyrusOne, Inc.	20,206	554,655
CYS Investments, Inc.	99,563	918,966
DCT Industrial Trust, Inc.	50,544	1,725,075
DiamondRock Hospitality Co.	120,233	1,795,079
DuPont Fabros Technology, Inc.	39,180	1,276,876
Dynex Capital, Inc.#	33,609	289,037
EastGroup Properties, Inc.	19,232	1,292,775
Education Realty Trust, Inc.†	85,724	997,827
Empire State Realty Trust, Inc., Class A	56,298	943,554
EPR Properties	35,117	1,966,201
Equity One, Inc.	37,751	914,707
Excel Trust, Inc.	37,545	492,215
FelCor Lodging Trust, Inc.	76,306	795,109
First Industrial Realty Trust, Inc.	67,671	1,343,269
First Potomac Realty Trust	36,104	446,968
Franklin Street Properties Corp.	55,278	664,442
Geo Group, Inc.	44,603	1,797,055
Getty Realty Corp.	15,716	284,774
Gladstone Commercial Corp.	10,885	192,447
Glimcher Realty Trust	89,150	1,226,704
Government Properties Income Trust	41,938	952,831
Gramercy Property Trust, Inc.#	72,261	426,340
Hatteras Financial Corp.	59,303	1,136,245
Healthcare Realty Trust, Inc.	59,010	1,558,454
Hersha Hospitality Trust	123,272	913,446
Highwoods Properties, Inc.	55,375	2,389,985
Hudson Pacific Properties, Inc.	33,741	948,797
Inland Real Estate Corp.	53,633	578,700
Invesco Mtg. Capital, Inc.	75,632	1,250,197
Investors Real Estate Trust	68,814	561,522
iStar Financial, Inc.†	52,138	745,052
Kite Realty Group Trust	20,203	551,138
LaSalle Hotel Properties	63,939	2,581,217
Lexington Realty Trust	126,346	1,389,806
LTC Properties, Inc.	21,393	894,013
Mack-Cali Realty Corp.	54,475	1,047,010
Medical Properties Trust, Inc.	105,955	1,468,536
Monmouth Real Estate Investment Corp.	34,368	385,265
National Health Investors, Inc.	20,309	1,346,081
New Residential Investment Corp.	86,623	1,122,634
New York Mortgage Trust, Inc.#	55,703	447,852
New York REIT, Inc.#	99,650	1,071,237
One Liberty Properties, Inc.	7,544	172,984
Owens Realty Mortgage, Inc.	6,616	97,454
Parkway Properties, Inc.	48,358	942,014
Pebblebrook Hotel Trust	41,625	1,796,951
Pennsylvania Real Estate Investment Trust	42,237	987,079
PennyMac Mortgage Investment Trust	45,462	985,162
Physicians Realty Trust	29,111	450,056
Potlatch Corp.	24,941	1,036,299
PS Business Parks, Inc.	11,955	973,017
QTS Realty Trust, Inc., Class A	7,363	239,445
RAIT Financial Trust	50,563	373,661
Ramco-Gershenson Properties Trust	47,453	849,409
Redwood Trust, Inc.	50,981	996,679
Resource Capital Corp.#	79,385	418,359
Retail Opportunity Investments Corp.	55,453	912,756
Rexford Industrial Realty, Inc.	28,208	428,480
RLJ Lodging Trust	80,432	2,648,626

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Rouse Properties, Inc.#	22,816	$417,305
Ryman Hospitality Properties, Inc.#	26,691	1,390,067
Sabra Health Care REIT, Inc.	33,280	942,157
Saul Centers, Inc.	5,985	327,559
Select Income REIT	22,615	522,407
Silver Bay Realty Trust Corp.	23,631	392,984
Sovran Self Storage, Inc.	20,265	1,722,930
STAG Industrial, Inc.	34,805	829,751
Starwood Waypoint Residential Trust	24,031	612,550
Strategic Hotels & Resorts, Inc.†	151,925	2,017,564
Summit Hotel Properties, Inc.	52,569	609,800
Sun Communities, Inc.	29,499	1,737,196
Sunstone Hotel Investors, Inc.	126,226	2,020,878
Terreno Realty Corp.	20,335	423,171
Trade Street Residential, Inc.#	11,406	86,229
UMH Properties, Inc.	11,800	113,044
Universal Health Realty Income Trust	7,453	360,278
Urstadt Biddle Properties, Inc., Class A	15,328	339,975
Washington Real Estate Investment Trust	40,940	1,100,058
Western Asset Mortgage Capital Corp.#	25,633	401,156
Whitestone REIT	13,770	204,622

		95,189,496

Real Estate Management/Services — 0.3%
Altisource Residential Corp.	35,094	711,706
HFF, Inc., Class A	20,159	695,082
Kennedy-Wilson Holdings, Inc.	44,128	1,146,887
Marcus & Millichap, Inc.†	4,920	152,668
RE/MAX Holdings, Inc., Class A	6,538	218,696

		2,925,039

Real Estate Operations & Development — 0.3%
Alexander & Baldwin, Inc.	29,940	1,140,115
BBX Capital Corp., Class A†	4,891	80,653
Capital Senior Living Corp.†	17,832	453,824
Consolidated-Tomoka Land Co.	2,632	140,838
Forestar Group, Inc.†	21,453	343,248
FRP Holdings, Inc.†	4,093	154,224
St. Joe Co.†	38,833	721,906

		3,034,808

Recreational Centers — 0.2%
ClubCorp Holdings, Inc.	13,457	265,238
Life Time Fitness, Inc.†	25,113	1,390,758
Steiner Leisure, Ltd.†	9,034	399,935

		2,055,931

Recreational Vehicles — 0.3%
Arctic Cat, Inc.	7,924	261,888
Brunswick Corp.	56,973	2,830,419
Malibu Boats, Inc., Class A†	5,140	96,221

		3,188,528

Rental Auto/Equipment — 0.2%
Electro Rent Corp.	10,077	140,574
McGrath RentCorp	15,897	560,528
Rent-A-Center, Inc.	32,440	1,119,180

		1,820,282

Research & Development — 0.2%
Albany Molecular Research, Inc.†	14,471	235,443
Arrowhead Research Corp.†#	31,872	185,495
PAREXEL International Corp.†	34,946	2,044,691

		2,465,629

218

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	16,481	$1,211,518
Vail Resorts, Inc.	22,209	1,946,397

		3,157,915

Respiratory Products — 0.0%
Inogen, Inc.†	3,142	76,319

Retail - Apparel/Shoe — 1.3%
Aeropostale, Inc.†#	48,320	168,154
American Eagle Outfitters, Inc.	119,455	1,684,315
ANN, Inc.†	28,772	1,056,795
bebe stores, Inc.	19,268	58,189
Brown Shoe Co., Inc.	26,828	878,885
Buckle, Inc.#	17,325	886,867
Burlington Stores, Inc.†	17,608	786,549
Cato Corp., Class A	16,846	675,861
Children’s Place, Inc.	13,547	759,445
Christopher & Banks Corp.†	22,382	162,046
Destination Maternity Corp.	8,422	135,005
Destination XL Group, Inc.†	21,493	111,119
Express, Inc.†	51,768	773,932
Finish Line, Inc., Class A	29,648	846,154
Francesca’s Holdings Corp.†	25,938	328,894
Genesco, Inc.†	14,737	1,199,150
Guess?, Inc.	37,764	856,110
Men’s Wearhouse, Inc.	29,468	1,376,745
New York & Co., Inc.†	18,003	49,508
Pacific Sunwear of California, Inc.†	30,512	51,260
Shoe Carnival, Inc.	9,292	188,256
Stein Mart, Inc.	17,056	242,195
Tilly’s, Inc., Class A†	6,512	48,645
Vera Bradley, Inc.†	13,398	308,020
Winmark Corp.	1,446	116,793

		13,748,892

Retail - Appliances — 0.1%
Conn’s, Inc.†#	17,016	583,649
hhgregg, Inc.†#	7,392	46,939

		630,588

Retail - Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	32,712	318,615

Retail - Automobile — 0.5%
America’s Car-Mart, Inc.†	4,778	245,350
Asbury Automotive Group, Inc.†	18,838	1,426,225
Group 1 Automotive, Inc.	14,876	1,331,551
Lithia Motors, Inc., Class A	14,025	1,030,978
Rush Enterprises, Inc., Class A†	21,107	740,433
Sonic Automotive, Inc., Class A	24,492	631,649

		5,406,186

Retail - Bedding — 0.1%
Mattress Firm Holding Corp.†#	9,208	654,044

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.†	25,203	588,742

Retail - Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†#	16,853	1,071,682
Tile Shop Holdings, Inc.†#	17,233	171,986

		1,243,668

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	5,942	132,922
Systemax, Inc.†	6,953	89,833

		222,755

Security Description	Shares	Value (Note 2)

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.	23,649	$1,979,894
Pantry, Inc.†	14,410	382,586

		2,362,480

Retail - Discount — 0.2%
Citi Trends, Inc.†	9,574	226,521
Fred’s, Inc., Class A	22,645	350,997
HSN, Inc.	20,392	1,487,189
Tuesday Morning Corp.†	26,711	568,944

		2,633,651

Retail - Hair Salons — 0.0%
Regis Corp.†	26,819	443,586

Retail - Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	12,378	260,681
Kirkland’s, Inc.†	8,986	195,176
Pier 1 Imports, Inc.	58,086	801,587
Restoration Hardware Holdings, Inc.†#	19,156	1,618,107

		2,875,551

Retail - Hypermarkets — 0.0%
Roundy’s, Inc.	24,122	97,212

Retail - Jewelry — 0.0%
Movado Group, Inc.	11,269	323,758

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	15,234	281,981
West Marine, Inc.†	10,746	117,454

		399,435

Retail - Major Department Stores — 0.0%
Sears Hometown and Outlet Stores, Inc.†#	7,130	93,617

Retail - Misc./Diversified — 0.3%
Container Store Group, Inc.†#	10,573	230,280
Five Below, Inc.†#	33,344	1,555,831
Gaiam, Inc., Class A†	9,217	67,745
PriceSmart, Inc.	11,502	1,115,234

		2,969,090

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	328,570	2,178,419

Retail - Pawn Shops — 0.2%
Cash America International, Inc.	17,282	421,854
Ezcorp, Inc., Class A†	31,589	344,004
First Cash Financial Services, Inc.†	17,790	1,027,906

		1,793,764

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	12,405	167,467

Retail - Regional Department Stores — 0.0%
Bon-Ton Stores, Inc.#	8,976	75,578
Stage Stores, Inc.	19,474	399,022

		474,600

Retail - Restaurants — 1.9%
Biglari Holdings, Inc.†	1,062	394,480
BJ’s Restaurants, Inc.†	14,554	715,475
Bloomin’ Brands, Inc.†	47,428	1,079,936
Bob Evans Farms, Inc.#	15,169	824,587
Bravo Brio Restaurant Group, Inc.†	11,772	154,566
Buffalo Wild Wings, Inc.†	11,614	1,976,819
Carrols Restaurant Group, Inc.†	21,634	162,471
Cheesecake Factory, Inc.	30,688	1,486,220

219

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Chuy’s Holdings, Inc.†	10,099	$216,220
Cracker Barrel Old Country Store, Inc.	11,725	1,500,917
Del Frisco’s Restaurant Group, Inc.†	14,519	322,612
Denny’s Corp.†	53,509	518,502
DineEquity, Inc.	10,227	1,015,848
El Pollo Loco Holdings, Inc.†	5,047	138,389
Famous Dave’s of America, Inc.†#	2,873	73,261
Fiesta Restaurant Group, Inc.†	16,459	922,692
Ignite Restaurant Group, Inc.†#	4,665	35,221
Jack in the Box, Inc.	24,601	1,832,774
Jamba, Inc.†	10,564	130,888
Krispy Kreme Doughnuts, Inc.†	40,030	815,011
Nathan’s Famous, Inc.†	1,932	145,248
Noodles & Co.†#	6,652	162,841
Papa John’s International, Inc.	18,812	992,897
Papa Murphy’s Holdings, Inc.†	3,584	35,947
Popeyes Louisiana Kitchen, Inc.†	14,532	802,748
Potbelly Corp.†#	9,180	120,992
Red Robin Gourmet Burgers, Inc.†	8,781	591,400
Ruby Tuesday, Inc.†	37,752	314,852
Ruth’s Hospitality Group, Inc.	22,136	290,867
Sonic Corp.	33,394	907,983
Texas Roadhouse, Inc.	42,831	1,415,993
Zoe’s Kitchen, Inc.†#	3,584	113,362

		20,212,019

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	11,339	148,768
Hibbett Sports, Inc.†	15,913	798,355
Sportsman’s Warehouse Holdings, Inc.†#	5,980	42,159
Zumiez, Inc.†	12,743	455,817

		1,445,099

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	7,575	155,893

Retail - Video Rentals — 0.1%
Outerwall, Inc.†#	12,524	880,187

Retail - Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	18,913	905,176

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	26,438	116,327

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	39,002	1,323,338

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	16,968	276,069
Proto Labs, Inc.†#	13,906	902,500
Trinseo SA†	7,066	108,534

		1,287,103

Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	46,358	1,252,130
Globalstar, Inc.†#	168,694	475,717
Intelsat SA†#	16,811	296,042
Iridium Communications, Inc.†#	49,533	473,040
Loral Space & Communications, Inc.†	8,051	631,923

		3,128,852

Savings & Loans/Thrifts — 1.5%
Astoria Financial Corp.	53,216	704,048
Banc of California, Inc.	17,078	187,858
Bank Mutual Corp.	28,603	184,775
BankFinancial Corp.	11,443	130,336

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
Beneficial Mutual Bancorp, Inc.†	18,020	$245,072
Berkshire Hills Bancorp, Inc.	15,427	391,537
BofI Holding, Inc.†	8,723	688,419
Brookline Bancorp, Inc.	43,383	412,572
Capitol Federal Financial, Inc.	87,939	1,100,996
Charter Financial Corp.	11,869	132,933
Clifton Bancorp, Inc.	16,269	205,640
Dime Community Bancshares, Inc.	20,137	305,076
ESB Financial Corp.	7,888	141,669
EverBank Financial Corp.	55,987	1,054,795
First Defiance Financial Corp.	5,939	178,586
First Financial Northwest, Inc.	8,458	99,382
Flagstar Bancorp, Inc.†	12,461	189,906
Flushing Financial Corp.	18,590	357,300
Fox Chase Bancorp, Inc.	7,453	123,347
HomeStreet, Inc.	9,124	148,812
HomeTrust Bancshares, Inc.†	12,815	200,555
Investors Bancorp, Inc.	220,094	2,379,216
Kearny Financial Corp.†	8,607	121,789
Meridian Bancorp, Inc.†	12,485	136,836
Meta Financial Group, Inc.	3,766	132,563
Northfield Bancorp, Inc.	31,121	438,495
Northwest Bancshares, Inc.	58,156	732,184
OceanFirst Financial Corp.	8,237	132,698
Oritani Financial Corp.	28,113	409,044
Pacific Premier Bancorp, Inc.†	10,584	168,391
Provident Financial Services, Inc.	37,035	639,965
Sterling Bancorp	51,364	687,250
Territorial Bancorp, Inc.	5,367	111,741
United Community Financial Corp.	31,087	159,165
United Financial Bancorp, Inc.	32,381	446,210
Washington Federal, Inc.	62,261	1,347,328
Waterstone Financial, Inc.	21,139	261,278
WSFS Financial Corp.	5,477	411,323

		15,899,090

Schools — 0.4%
American Public Education, Inc.†	10,738	360,797
Bridgepoint Education, Inc.†	10,146	108,562
Bright Horizons Family Solutions, Inc.†	18,856	842,863
Capella Education Co.	6,715	457,829
Career Education Corp.†	41,305	242,047
Grand Canyon Education, Inc.†	28,661	1,308,948
ITT Educational Services, Inc.†#	14,359	119,323
K12, Inc.†	21,128	242,972
Strayer Education, Inc.†	6,662	504,247
Universal Technical Institute, Inc.	13,321	139,604

		4,327,192

Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	8,527	458,923
Brink’s Co.	29,761	645,814
LifeLock, Inc.†	49,455	816,502

		1,921,239

Seismic Data Collection — 0.0%
Dawson Geophysical Co.	4,955	67,041
Geospace Technologies Corp.†	8,071	212,752
ION Geophysical Corp.†	79,389	196,091

		475,884

Semiconductor Components - Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	38,131	697,416
Cypress Semiconductor Corp.#	96,912	1,027,267
Emulex Corp.†	43,603	235,892

220

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits (continued)
Exar Corp.†	24,269	$221,576
Integrated Device Technology, Inc.†	82,070	1,531,426
MaxLinear, Inc., Class A†	17,115	124,940
Micrel, Inc.	27,410	357,701
Pericom Semiconductor Corp.†	13,626	173,186
Power Integrations, Inc.	18,691	937,541
TriQuint Semiconductor, Inc.†	105,273	2,565,503
Vitesse Semiconductor Corp.†	33,920	112,614

		7,985,062

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	68,328	146,905
Brooks Automation, Inc.	41,048	480,672
Cabot Microelectronics Corp.†	14,817	700,844
Cascade Microtech, Inc.†	7,851	108,736
Cohu, Inc.	15,513	177,624
Entegris, Inc.†	85,511	1,151,833
FormFactor, Inc.†	34,132	274,421
MKS Instruments, Inc.	32,894	1,198,657
Nanometrics, Inc.†	14,683	217,896
Photronics, Inc.†	37,885	341,723
Rudolph Technologies, Inc.†	20,418	187,437
Tessera Technologies, Inc.	32,850	1,122,813
Ultra Clean Holdings, Inc.†	18,091	157,211
Ultratech, Inc.†	17,234	335,546
Veeco Instruments, Inc.†	24,602	920,361
Xcerra Corp.†	32,646	261,495

		7,784,174

Silver Mining — 0.0%
Hecla Mining Co.#	210,833	497,566

Specified Purpose Acquisitions — 0.1%
FCB Financial Holdings, Inc.†	5,063	122,423
National Bank Holdings Corp., Class A	25,263	485,808

		608,231

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.#	9,368	220,242
Furmanite Corp.†	23,107	146,729
Mueller Water Products, Inc., Class A	97,893	929,005
Northwest Pipe Co.†	5,843	193,053
Omega Flex, Inc.	1,769	52,875

		1,541,904

Steel - Producers — 0.3%
AK Steel Holding Corp.†#	108,787	644,019
Commercial Metals Co.	72,346	1,182,134
Ryerson Holding Corp†	6,759	72,929
Schnitzer Steel Industries, Inc., Class A	16,174	368,767
Shiloh Industries, Inc.†	5,100	82,620
Worthington Industries, Inc.	31,622	1,192,466

		3,542,935

Steel - Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	4,339	105,785

Storage/Warehousing — 0.2%
Mobile Mini, Inc.	28,704	1,190,929
Wesco Aircraft Holdings, Inc.†	32,221	450,772

		1,641,701

SupraNational Banks — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,255	587,628

Security Description	Shares	Value (Note 2)

Telecom Equipment - Fiber Optics — 0.3%
Alliance Fiber Optic Products, Inc.#	7,733	$98,054
Ciena Corp.†#	64,534	1,066,747
Clearfield, Inc.†#	7,006	91,779
Finisar Corp.†	59,458	1,013,759
Harmonic, Inc.†	58,237	407,659
KVH Industries, Inc.†	9,744	119,072
Oclaro, Inc.†	57,518	103,532
Oplink Communications, Inc.	10,517	254,196

		3,154,798

Telecom Services — 0.5%
Consolidated Communications Holdings, Inc.#	30,963	848,696
EarthLink Holdings Corp.	62,892	276,096
FairPoint Communications, Inc.†	12,761	192,053
GTT Communications, Inc.†	8,656	122,309
Hawaiian Telcom Holdco, Inc.†	6,504	169,104
Inteliquent, Inc.	19,934	367,184
Lumos Networks Corp.	11,553	191,087
NeuStar, Inc., Class A†#	34,464	939,144
ORBCOMM, Inc.†	27,364	177,319
Premiere Global Services, Inc.†	29,644	312,744
RigNet, Inc.†	7,344	300,737
Spok Holdings, Inc.	13,311	211,112
Vonage Holdings Corp.†	107,043	365,017
West Corp.	23,654	738,951

		5,211,553

Telecommunication Equipment — 0.4%
8x8, Inc.†	54,416	423,357
ADTRAN, Inc.	34,665	724,152
Comtech Telecommunications Corp.	9,418	373,800
Numerex Corp., Class A†	8,983	98,633
Plantronics, Inc.	26,144	1,363,933
Preformed Line Products Co.	1,633	77,045
ShoreTel, Inc.†	38,417	287,359
Sonus Networks, Inc.†	151,020	558,774

		3,907,053

Telephone - Integrated — 0.2%
Atlantic Tele-Network, Inc.	5,763	391,769
Cincinnati Bell, Inc.†	128,458	457,310
General Communication, Inc., Class A†	22,066	268,102
IDT Corp., Class B	10,347	175,278
Shenandoah Telecommunications Co.	14,806	438,702

		1,731,161

Television — 0.2%
Central European Media Enterprises, Ltd., Class A†#	43,356	122,697
Gray Television, Inc.†	30,446	316,334
Sinclair Broadcast Group, Inc., Class A#	42,193	1,230,348

		1,669,379

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	7,467	197,054
Unifi, Inc.†	9,006	256,491

		453,545

Textile - Products — 0.0%
Culp, Inc.	5,379	100,802
Dixie Group, Inc.†	9,198	70,457

		171,259

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	12,936	339,182
Carmike Cinemas, Inc.†	14,868	440,688

221

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Theaters (continued)
National CineMedia, Inc.	37,381	$529,315
Reading International, Inc., Class A†	10,616	126,224

		1,435,409

Therapeutics — 0.8%
Actinium Pharmaceuticals, Inc.†	13,039	74,844
Agios Pharmaceuticals, Inc.†#	8,339	840,655
Akebia Therapeutics, Inc.†	4,814	58,153
Anika Therapeutics, Inc.†	8,861	362,326
Avanir Pharmaceuticals, Inc.†	118,440	1,767,125
Bio - Path Holdings, Inc.†#	45,090	110,921
Cara Therapeutics, Inc.†	3,311	30,594
Dyax Corp.†	83,442	1,171,526
Egalet Corp.†	2,436	14,665
Esperion Therapeutics, Inc.†#	3,771	119,277
Flexion Therapeutics, Inc.†	2,799	48,003
Hyperion Therapeutics, Inc.†	8,365	171,399
Kite Pharma Inc†#	5,300	222,494
MannKind Corp.†#	140,118	861,726
Mirati Therapeutics, Inc.†	4,408	65,326
Neurocrine Biosciences, Inc.†	46,613	928,997
Northwest Biotherapeutics, Inc.†#	23,582	126,399
Osiris Therapeutics, Inc.†#	11,653	153,237
Otonomy, Inc.†	4,417	106,052
Portola Pharmaceuticals, Inc.†	26,232	737,644
Sarepta Therapeutics, Inc.†#	24,994	423,398
Threshold Pharmaceuticals, Inc.†#	32,097	93,081
Vital Therapies, Inc.†#	3,471	71,884
Xencor, Inc.†	9,003	100,924
Zafgen Inc†	4,240	100,106

		8,760,756

Tobacco — 0.2%
22nd Century Group, Inc.†#	27,691	54,274
Alliance One International, Inc.†	54,164	98,037
Universal Corp.	14,270	570,657
Vector Group, Ltd.#	42,429	922,831

		1,645,799

Toys — 0.0%
JAKKS Pacific, Inc.†#	11,464	84,375
LeapFrog Enterprises, Inc.†	40,120	219,055

		303,430

Transactional Software — 0.3%
ACI Worldwide, Inc.†	69,908	1,359,711
Bottomline Technologies de, Inc.†	24,183	592,967
InnerWorkings, Inc.†	21,544	161,149
Synchronoss Technologies, Inc.†	21,677	928,426

		3,042,253

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	32,109	255,266
Atlas Air Worldwide Holdings, Inc.†	15,504	707,758

		963,024

Transport - Equipment & Leasing — 0.2%
General Finance Corp.†#	6,802	61,898
Greenbrier Cos., Inc.#	16,951	940,441
TAL International Group, Inc.	20,888	923,041
Textainer Group Holdings, Ltd.	13,261	461,483

		2,386,863

Transport - Marine — 0.5%
Ardmore Shipping Corp.	11,091	113,239

Security Description	Shares	Value (Note 2)

Transport - Marine (continued)
Baltic Trading, Ltd.#	30,229	$94,919
CAI International, Inc.†	10,064	214,464
DHT Holdings, Inc.	56,842	356,399
Dorian LPG, Ltd.†	4,496	61,101
Frontline, Ltd.†#	40,748	50,528
GasLog, Ltd.#	25,873	456,400
Hornbeck Offshore Services, Inc.†	22,275	591,179
International Shipholding Corp.	3,496	57,579
Knightsbridge Shipping, Ltd.#	20,626	117,774
Navios Maritime Acquisition Corp.	50,524	143,488
Navios Maritime Holdings, Inc.	48,753	235,965
Nordic American Offshore, Ltd.#	11,209	146,950
Nordic American Tankers, Ltd.#	54,797	490,981
Safe Bulkers, Inc.	23,908	113,802
Scorpio Bulkers, Inc.†	82,790	270,723
Scorpio Tankers, Inc.#	105,810	872,932
Ship Finance International, Ltd.#	36,317	602,862
Teekay Tankers, Ltd., Class A#	38,246	172,107
Ultrapetrol Bahamas, Ltd.†	13,129	30,853

		5,194,245

Transport - Services — 0.4%
CHC Group, Ltd.†#	20,613	94,820
Echo Global Logistics, Inc.†	14,431	404,790
Era Group, Inc.†	12,501	263,146
Hub Group, Inc., Class A†	22,597	850,099
Matson, Inc.	26,402	929,614
Universal Truckload Services, Inc.	4,039	110,911
UTi Worldwide, Inc.†#	56,216	663,349
XPO Logistics, Inc.†#	32,271	1,248,242

		4,564,971

Transport - Truck — 0.8%
ArcBest Corp.	15,972	693,504
Celadon Group, Inc.	12,856	283,346
Forward Air Corp.	19,171	938,612
Heartland Express, Inc.	33,400	886,102
Knight Transportation, Inc.	36,701	1,221,042
Marten Transport, Ltd.	14,613	314,179
P.A.M. Transportation Services, Inc.†	1,979	89,926
Quality Distribution, Inc.†	16,836	203,211
Roadrunner Transportation Systems, Inc.†	17,125	385,484
Saia, Inc.†	15,153	840,537
Swift Transportation Co.†	52,251	1,518,937
USA Truck, Inc.†	3,848	76,922
Werner Enterprises, Inc.	27,462	851,871
YRC Worldwide, Inc.†	19,211	461,256

		8,764,929

Travel Services — 0.1%
Interval Leisure Group, Inc.	24,405	530,565

Veterinary Diagnostics — 0.1%
Aratana Therapeutics, Inc.†	17,647	233,823
Kindred Biosciences, Inc.†	6,447	62,020
Neogen Corp.†	22,530	998,304
Phibro Animal Health Corp., Class A	9,006	275,224

		1,569,371

Virtual Reality Products — 0.0%
RealD, Inc.†#	24,706	282,884

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†#	5,491	123,438
Nature’s Sunshine Products, Inc.	6,680	99,666
Nutraceutical International Corp.†	5,319	112,656

222

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Vitamins & Nutrition Products (continued)
Omega Protein Corp.†	12,843	$130,356
Synutra International, Inc.†#	10,628	56,541
USANA Health Sciences, Inc.†#	3,693	393,822

		916,479

Water — 0.3%
American States Water Co.	23,827	831,324
Artesian Resources Corp., Class A	4,771	102,481
California Water Service Group	29,373	736,381
Connecticut Water Service, Inc.	6,687	233,042
Middlesex Water Co.	9,823	216,499
PICO Holdings, Inc.†	13,977	256,059
SJW Corp.	9,633	288,412
York Water Co.	7,953	160,650

		2,824,848

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	23,648	112,328

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†#	18,522	307,836
NIC, Inc.	40,072	722,097
Q2 Holdings, Inc.†	6,076	112,953
Rightside Group, Ltd.†	5,359	43,461
Web.com Group, Inc.†	31,815	539,901
Wix.com, Ltd.†#	8,520	182,413

		1,908,661

Web Portals/ISP — 0.0%
Blucora, Inc.†	25,965	368,963

Wire & Cable Products — 0.3%
Belden, Inc.	26,791	1,956,546
Encore Wire Corp.	12,728	466,736
General Cable Corp.	29,892	411,314
Insteel Industries, Inc.	11,218	244,889

		3,079,485

Wireless Equipment — 0.8%
Aerohive Networks, Inc.†#	5,854	28,509
Aruba Networks, Inc.†	65,604	1,227,451
CalAmp Corp.†#	22,080	412,675
Gogo, Inc.†#	34,334	543,164
InterDigital, Inc.	24,856	1,239,817
RF Micro Devices, Inc.†	175,822	2,568,759
Ruckus Wireless, Inc.†	39,837	456,532
Telenav, Inc.†	16,733	115,960
Tessco Technologies, Inc.	3,504	97,832
Ubiquiti Networks, Inc.#	18,261	527,743
ViaSat, Inc.†#	25,421	1,685,412

		8,903,854

Wound, Burn & Skin Care — 0.0%
Derma Sciences, Inc.†#	13,913	114,226
IGI Laboratories, Inc.†	19,669	205,934

		320,160

Total Common Stocks
(cost $792,907,353)		1,055,950,719

WARRANTS† — 0.0%
Oil Companies - Exploration & Production — 0.0%
Magnum Hunter Resources Corp.# Expires 04/15/2016 (Strike price $8.50)	11,522	0

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS† (continued)
Real Estate Management/Services — 0.0%
Tejon Ranch Co. Expires 08/31/2016 (strike price $40.00)	1,364	$2,387

Total Warrants
(cost $9,886)		2,387

Total Long-Term Investment Securities
(cost $792,917,239)		1,055,953,106

SHORT-TERM INVESTMENT SECURITIES — 12.2%
Registered Investment Companies — 11.0%
State Street Navigator Securities Lending Prime Portfolio(3)	119,064,891	119,064,891

U.S. Government Treasuries — 1.2%
United States Treasury Bills Disc. Notes
0.01% due 12/18/2014(4)	$3,500,000	3,499,959
0.04% due 12/04/2014	5,000,000	4,999,984
0.04% due 12/18/2014(4)	5,000,000	4,999,942

		13,499,885

Total Short-Term Investment Securities
(cost $132,564,776)		132,564,776

REPURCHASE AGREEMENTS — 1.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(5) (cost $12,659,000)	12,659,000	12,659,000

TOTAL INVESTMENTS
(cost $938,141,015)(6)	110.9%	1,201,176,882
Liabilities in excess of other assets	(10.9)	(118,511,789)

NET ASSETS	100.0%	$1,082,665,093

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $10,033 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	At November 30, 2014, the Fund had loaned securities with a total value of $114,247,001. This was secured by collateral of $119,064,891, which was received in cash and subsequently invested in short-term investments currently valued at $119,064,891 as reported in the portfolio of investments. Additional collateral of $1,633,211 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2041	$70,633
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 05/25/2042	680,433
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	77,731
United States Treasury Bills	zero coupon	01/22/2015 to 10/15/2015	7,273
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/15/2014 to 02/15/2044	797,141

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

223

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
231	Long	Russell 2000 Mini Index	December 2014	$26,752,993	$27,063,960	$310,967

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Celluar Telecom	$406,214	$—	$0	$406,214
Medical-Biomedical/Gene	37,503,502	—	10,033	37,513,535
Medical-Drugs	23,878,994	—	0	23,878,994
Oil Companies - Exploration & Production	14,750,182	—	0	14,750,182
Other Industries	979,401,794	—	—	979,401,794
Warrants	2,387	—	—	2,387
Short-Term Investment Securities:
Registered Investment Companies	119,064,891	—	—	119,064,891
U.S. Government Treasuries	—	13,499,885	—	13,499,885
Repurchase Agreements	—	12,659,000	—	12,659,000

Total Investments at Value	$1,175,007,964	$26,158,885	$10,033	$1,201,176,882

Other Financial Instruments:†
Open Futures Contracts	$310,967	$—	$—	$310,967

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

224

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Banks — Commercial	10.1%
Registered Investment Companies	5.3
Real Estate Investment Trusts	4.9
Time Deposits	4.0
Electronic Components — Misc.	3.5
Retail — Restaurants	3.1
Insurance — Reinsurance	2.6
Consumer Products — Misc.	2.5
Computer Services	2.0
Insurance — Property/Casualty	2.0
Savings & Loans/Thrifts	1.9
Electric — Integrated	1.9
Oil Companies — Exploration & Production	1.8
Machinery — Electrical	1.8
Building & Construction Products — Misc.	1.8
Metal Processors & Fabrication	1.7
Investment Management/Advisor Services	1.6
Machinery — General Industrial	1.6
Electronic Components — Semiconductors	1.5
Medical Products	1.4
Chemicals — Diversified	1.4
Oil — Field Services	1.3
Paper & Related Products	1.3
Insurance — Life/Health	1.2
Medical — Biomedical/Gene	1.2
Electronic Measurement Instruments	1.2
Distribution/Wholesale	1.2
Retail — Apparel/Shoe	1.2
Food — Canned	1.1
Diversified Manufacturing Operations	1.1
Exchange — Traded Funds	1.1
Chemicals — Plastics	1.0
Diversified Operations/Commercial Services	1.0
Aerospace/Defense — Equipment	1.0
Oil & Gas Drilling	1.0
Insurance Brokers	1.0
Computers — Memory Devices	0.9
Engineering/R&D Services	0.9
Publishing — Newspapers	0.9
Chemicals — Specialty	0.9
Funeral Services & Related Items	0.8
Telecommunication Equipment	0.8
Batteries/Battery Systems	0.8
Office Supplies & Forms	0.7
Miscellaneous Manufacturing	0.7
Publishing — Books	0.7
Auto/Truck Parts & Equipment — Replacement	0.7
Networking Products	0.6
Auto/Truck Parts & Equipment — Original	0.6
Beverages — Non-alcoholic	0.6
Finance — Leasing Companies	0.6
Transport — Truck	0.6
Medical Imaging Systems	0.6
Data Processing/Management	0.5
Dental Supplies & Equipment	0.5
Identification Systems	0.5
Human Resources	0.5
Applications Software	0.5
Transactional Software	0.5
Transport — Services	0.5
Medical Sterilization Products	0.5
Computers — Integrated Systems	0.5
Retail — Home Furnishings	0.5
Semiconductor Equipment	0.5
Disposable Medical Products	0.5
Investment Companies	0.4
Multimedia	0.4
Commercial Services — Finance	0.4
Electronic Design Automation	0.4

Recreational Centers	0.4
Rental Auto/Equipment	0.4
Building — Heavy Construction	0.4
Medical — Hospitals	0.4
Semiconductor Components — Integrated Circuits	0.4
Medical Instruments	0.4
Hazardous Waste Disposal	0.4
Garden Products	0.4
Textile — Products	0.4
Rubber — Tires	0.4
Finance — Mortgage Loan/Banker	0.4
Housewares	0.3
Apparel Manufacturers	0.3
Retail — Computer Equipment	0.3
Security Services	0.3
Tobacco	0.3
Telecom Services	0.3
Food — Retail	0.3
Building — Maintenance & Services	0.3
Diagnostic Kits	0.2
Footwear & Related Apparel	0.2
Medical — Drugs	0.2
Electronic Parts Distribution	0.2
Retail — Misc./Diversified	0.2
Building — Residential/Commercial	0.2
Machinery — Construction & Mining	0.2
Retail — Discount	0.2
Printing — Commercial	0.2
Building & Construction — Misc.	0.2
Finance — Consumer Loans	0.1
Food — Wholesale/Distribution	0.1
Medical — HMO	0.1
Lasers — System/Components	0.1
Television	0.1
Building Products — Cement	0.1
Silver Mining	0.1
Precious Metals	0.1
Building Products — Doors & Windows	0.1
Retail — Convenience Store	0.1

105.1%

*	Calculated as a percentage of net assets

225

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.7%
Aerospace/Defense - Equipment — 1.0%
AAR Corp.	28,166	$721,895
Alliant Techsystems, Inc.	8,905	1,012,320
Triumph Group, Inc.	9,870	671,752

		2,405,967

Apparel Manufacturers — 0.3%
Delta Apparel, Inc.†	71,125	768,150

Applications Software — 0.5%
Progress Software Corp.†	49,072	1,265,567

Auto/Truck Parts & Equipment - Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†	68,878	1,469,856

Auto/Truck Parts & Equipment - Replacement — 0.7%
Douglas Dynamics, Inc.	68,305	1,573,064

Banks - Commercial — 10.1%
Associated Banc-Corp.	129,413	2,391,552
BBCN Bancorp, Inc.	50,657	705,145
Blue Hills Bancorp, Inc.†	43,872	579,988
Chemical Financial Corp.	7,474	216,522
First Citizens BancShares, Inc., Class A	18,650	4,729,640
First Horizon National Corp.	82,450	1,052,062
First Midwest Bancorp, Inc.	26,810	448,531
FirstMerit Corp.	51,325	918,204
Fulton Financial Corp.	76,140	909,112
Hancock Holding Co.	59,650	1,951,152
International Bancshares Corp.	11,502	293,531
NBT Bancorp, Inc.	10,312	250,685
Old National Bancorp	61,170	868,614
Prosperity Bancshares, Inc.	13,947	783,542
Synovus Financial Corp.	37,966	981,041
TCF Financial Corp.	153,436	2,381,327
UMB Financial Corp.	43,667	2,423,082
Umpqua Holdings Corp.	25,350	430,697
Webster Financial Corp.	20,960	659,611
WesBanco, Inc.	10,466	347,576
Wintrust Financial Corp.	21,774	973,080

		24,294,694

Batteries/Battery Systems — 0.8%
EnerSys	30,057	1,825,362

Beverages - Non-alcoholic — 0.6%
Cott Corp.	218,434	1,430,743

Building & Construction Products - Misc. — 1.8%
Owens Corning	14,500	505,180
Quanex Building Products Corp.	51,780	1,024,208
Simpson Manufacturing Co., Inc.	81,603	2,709,220

		4,238,608

Building & Construction - Misc. — 0.2%
Aegion Corp.†	20,138	383,629

Building Products - Cement — 0.1%
Continental Building Products, Inc.†	17,869	298,412

Building Products - Doors & Windows — 0.1%
Griffon Corp.	14,688	182,866

Building - Heavy Construction — 0.4%
Tutor Perini Corp.†	37,738	952,884

Building - Maintenance & Services — 0.3%
ABM Industries, Inc.	22,645	613,453

Building - Residential/Commercial — 0.2%
KB Home#	28,010	492,136

Security Description	Shares	Value (Note 2)

Chemicals - Diversified — 1.4%
Innospec, Inc.	54,776	$2,347,699
Koppers Holdings, Inc.	12,372	361,015
Olin Corp.	27,065	680,956

		3,389,670

Chemicals - Plastics — 1.0%
A. Schulman, Inc.	65,939	2,522,826

Chemicals - Specialty — 0.9%
Cabot Corp.	17,529	755,149
Sensient Technologies Corp.	22,782	1,342,999

		2,098,148

Commercial Services - Finance — 0.4%
Liberty Tax, Inc.†	28,095	1,070,560

Computer Services — 2.0%
DST Systems, Inc.	22,554	2,238,485
Science Applications International Corp.	13,295	673,126
Sykes Enterprises, Inc.†	86,073	1,994,311

		4,905,922

Computers - Integrated Systems — 0.5%
Brocade Communications Systems, Inc.	104,418	1,180,968

Computers - Memory Devices — 0.9%
Imation Corp.†	551,825	1,749,285
Quantum Corp.†#	345,101	545,260

		2,294,545

Consumer Products - Misc. — 2.5%
Blyth, Inc.#	48,411	492,340
Central Garden & Pet Co.†	78,038	571,238
Helen of Troy, Ltd.†	30,574	1,976,915
Spectrum Brands Holdings, Inc.	6,815	626,775
WD-40 Co.	30,857	2,348,218

		6,015,486

Data Processing/Management — 0.5%
Acxiom Corp.†	50,323	957,646
CSG Systems International, Inc.	14,640	367,757

		1,325,403

Dental Supplies & Equipment — 0.5%
Patterson Cos., Inc.	27,342	1,317,338

Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.	35,862	589,930

Disposable Medical Products — 0.5%
ICU Medical, Inc.†	13,024	1,089,979

Distribution/Wholesale — 1.2%
Ingram Micro, Inc., Class A†	38,624	1,059,456
Owens & Minor, Inc.	53,914	1,844,398

		2,903,854

Diversified Manufacturing Operations — 1.1%
Barnes Group, Inc.	28,441	1,044,638
Crane Co.	15,048	888,284
LSB Industries, Inc.†	18,547	613,349

		2,546,271

Diversified Operations/Commercial Services — 1.0%
Viad Corp.	103,978	2,498,591

Electric - Integrated — 1.9%
Cleco Corp.	23,088	1,240,518
IDACORP, Inc.	20,055	1,245,616

226

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric - Integrated (continued)
Portland General Electric Co.	33,060	$1,218,922
TECO Energy, Inc.	41,425	821,458

		4,526,514

Electronic Components - Misc. — 3.5%
AVX Corp.	83,102	1,187,528
Celestica, Inc.†	27,305	293,802
GSI Group, Inc.†	169,168	2,145,050
Knowles Corp.†	68,516	1,431,299
Sanmina Corp.†	28,162	692,785
Vishay Intertechnology, Inc.	191,069	2,650,127

		8,400,591

Electronic Components - Semiconductors — 1.5%
DSP Group, Inc.†	84,636	915,762
Integrated Silicon Solution, Inc.	13,430	194,332
IXYS Corp.	15,890	181,623
Microsemi Corp.†	49,645	1,350,344
QLogic Corp.†	83,845	967,571

		3,609,632

Electronic Design Automation — 0.4%
Mentor Graphics Corp.	47,795	1,061,527

Electronic Measurement Instruments — 1.2%
ESCO Technologies, Inc.	30,058	1,082,689
Itron, Inc.†	13,650	551,460
Orbotech, Ltd.†	89,664	1,327,924

		2,962,073

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	9,205	573,748

Engineering/R&D Services — 0.9%
EMCOR Group, Inc.	51,816	2,246,224

Finance - Consumer Loans — 0.1%
Nelnet, Inc., Class A	7,632	349,851

Finance - Leasing Companies — 0.6%
Aircastle, Ltd.	67,318	1,393,483

Finance - Mortgage Loan/Banker — 0.4%
Home Loan Servicing Solutions, Ltd.	43,225	844,616

Food - Canned — 1.1%
TreeHouse Foods, Inc.†	32,053	2,594,690

Food - Retail — 0.3%
SUPERVALU, Inc.†	68,681	642,854

Food - Wholesale/Distribution — 0.1%
SpartanNash Co.	14,980	349,483

Footwear & Related Apparel — 0.2%
Steven Madden, Ltd.†	17,241	587,918

Funeral Services & Related Items — 0.8%
Matthews International Corp., Class A	43,173	1,988,980

Garden Products — 0.4%
Scotts Miracle-Gro Co., Class A	14,541	887,437

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	19,107	893,252

Housewares — 0.3%
Tupperware Brands Corp.	11,695	786,489

Human Resources — 0.5%
Korn/Ferry International†	46,662	1,266,873

Security Description	Shares	Value (Note 2)

Identification Systems — 0.5%
Brady Corp., Class A	51,488	$1,287,200

Insurance Brokers — 1.0%
Brown & Brown, Inc.	71,318	2,296,440

Insurance - Life/Health — 1.2%
Fidelity & Guaranty Life	25,451	637,039
Protective Life Corp.	24,665	1,719,397
Symetra Financial Corp.	28,470	645,130

		3,001,566

Insurance - Property/Casualty — 2.0%
Hanover Insurance Group, Inc.	17,670	1,259,518
ProAssurance Corp.	49,094	2,213,648
Stewart Information Services Corp.	37,025	1,314,017

		4,787,183

Insurance - Reinsurance — 2.6%
Aspen Insurance Holdings, Ltd.	22,100	977,483
Endurance Specialty Holdings, Ltd.	34,063	2,009,036
Essent Group, Ltd.†	34,962	881,042
Montpelier Re Holdings, Ltd.	16,450	560,123
Validus Holdings, Ltd.	44,707	1,855,340

		6,283,024

Investment Companies — 0.4%
Apollo Investment Corp.#	93,767	772,640
Prospect Capital Corp.#	31,948	301,270

		1,073,910

Investment Management/Advisor Services — 1.6%
CIFC Corp.#	55,094	487,031
Federated Investors, Inc., Class B#	15,584	489,961
Janus Capital Group, Inc.#	50,355	791,580
Westwood Holdings Group, Inc.	34,888	2,078,976

		3,847,548

Lasers - System/Components — 0.1%
Coherent, Inc.†	5,850	323,856

Machinery - Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	6,244	458,372

Machinery - Electrical — 1.8%
Franklin Electric Co., Inc.	71,949	2,702,405
Regal-Beloit Corp.	21,748	1,572,815

		4,275,220

Machinery - General Industrial — 1.6%
Kadant, Inc.	95,546	3,812,285

Medical Imaging Systems — 0.6%
Analogic Corp.	18,259	1,329,985

Medical Instruments — 0.4%
CryoLife, Inc.	30,691	309,979
Integra LifeSciences Holdings Corp.†	12,575	619,193

		929,172

Medical Products — 1.4%
Haemonetics Corp.†	38,981	1,439,568
Hill-Rom Holdings, Inc.	25,444	1,164,318
West Pharmaceutical Services, Inc.	15,506	806,467

		3,410,353

Medical Sterilization Products — 0.5%
STERIS Corp.	19,297	1,230,184

Medical - Biomedical/Gene — 1.2%
Bio-Rad Laboratories, Inc., Class A†	11,657	1,384,735

227

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Charles River Laboratories International, Inc.†	12,235	$792,216
Theravance, Inc.#	54,351	822,331

		2,999,282

Medical - Drugs — 0.2%
Prestige Brands Holdings, Inc.†	17,515	585,877

Medical - HMO — 0.1%
Triple-S Management Corp., Class B†	14,333	331,379

Medical - Hospitals — 0.4%
Select Medical Holdings Corp.	65,840	950,071

Metal Processors & Fabrication — 1.7%
Global Brass & Copper Holdings, Inc.	22,055	270,174
LB Foster Co., Class A	3,870	179,374
Mueller Industries, Inc.	93,874	3,080,006
Worthington Industries, Inc.	17,632	664,903

		4,194,457

Miscellaneous Manufacturing — 0.7%
Hillenbrand, Inc.	51,679	1,661,997

Multimedia — 0.4%
Meredith Corp.#	20,343	1,073,703

Networking Products — 0.6%
Ixia†	66,365	688,205
NETGEAR, Inc.†	24,262	842,377

		1,530,582

Office Supplies & Forms — 0.7%
ACCO Brands Corp.†	190,089	1,665,180

Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	53,881	1,729,041
Patterson-UTI Energy, Inc.	36,877	652,354

		2,381,395

Oil Companies - Exploration & Production — 1.8%
Bellatrix Exploration, Ltd.†#	93,440	377,498
Bill Barrett Corp.†	61,573	623,735
Comstock Resources, Inc.#	69,348	614,423
Energy XXI, Ltd.#	42,340	169,783
Gran Tierra Energy, Inc.†	111,140	424,555
Stone Energy Corp.†	39,647	626,423
Ultra Petroleum Corp.†#	45,805	909,229
Unit Corp.†	15,788	603,417

		4,349,063

Oil - Field Services — 1.3%
CARBO Ceramics, Inc.#	27,528	1,047,165
Frank’s International NV#	40,037	719,865
Steel Excel, Inc.†	51,325	1,488,425

		3,255,455

Paper & Related Products — 1.3%
Neenah Paper, Inc.	22,506	1,288,243
Schweitzer-Mauduit International, Inc.	44,750	1,913,958

		3,202,201

Precious Metals — 0.1%
Coeur Mining, Inc.†	64,383	264,614

Printing - Commercial — 0.2%
RR Donnelley & Sons Co.	26,240	441,882

Publishing - Books — 0.7%
Courier Corp.	76,163	1,050,288

Security Description	Shares	Value (Note 2)

Publishing - Books (continued)
John Wiley & Sons, Inc., Class A	10,102	$603,291

		1,653,579

Publishing - Newspapers — 0.9%
AH Belo Corp., Class A	183,876	2,206,512

Real Estate Investment Trusts — 4.9%
Apollo Residential Mortgage, Inc.	29,080	480,402
Ashford Hospitality Prime, Inc.	16,352	286,978
Ashford Hospitality Trust, Inc.	57,385	601,395
Associated Estates Realty Corp.	28,326	635,069
Brandywine Realty Trust	64,000	989,440
CBL & Associates Properties, Inc.	37,755	734,335
Geo Group, Inc.	21,303	858,298
Hatteras Financial Corp.	93,603	1,793,433
Hospitality Properties Trust	36,644	1,121,306
Mack-Cali Realty Corp.	37,912	728,669
New Residential Investment Corp.	69,820	904,867
Omega Healthcare Investors, Inc.	23,630	903,138
Pennsylvania Real Estate Investment Trust	39,205	916,221
RAIT Financial Trust	108,783	803,906

		11,757,457

Recreational Centers — 0.4%
Life Time Fitness, Inc.†	19,060	1,055,543

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	35,645	1,011,605

Retail - Apparel/Shoe — 1.2%
Ascena Retail Group, Inc.†	75,373	1,009,245
Christopher & Banks Corp.†	65,075	471,143
Guess?, Inc.	58,402	1,323,973

		2,804,361

Retail - Computer Equipment — 0.3%
GameStop Corp., Class A#	20,219	764,480

Retail - Convenience Store — 0.1%
TravelCenters of America LLC†	14,900	139,315

Retail - Discount — 0.2%
Big Lots, Inc.	8,890	451,612

Retail - Home Furnishings — 0.5%
Pier 1 Imports, Inc.	85,332	1,177,582

Retail - Misc./Diversified — 0.2%
CST Brands, Inc.	11,775	514,096

Retail - Restaurants — 3.1%
Brinker International, Inc.	25,555	1,439,513
Denny’s Corp.†	162,933	1,578,821
DineEquity, Inc.	25,420	2,524,969
Krispy Kreme Doughnuts, Inc.†	54,669	1,113,061
Wendy’s Co.	88,595	772,548

		7,428,912

Rubber - Tires — 0.4%
Cooper Tire & Rubber Co.	24,950	846,553

Savings & Loans/Thrifts — 1.9%
Clifton Bancorp, Inc.	41,400	523,296
First Niagara Financial Group, Inc.	229,189	1,872,474
People’s United Financial, Inc.#	81,639	1,206,625
Washington Federal, Inc.	43,180	934,415

		4,536,810

Security Services — 0.3%
Brink’s Co.	34,620	751,254

228

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 0.4%
Exar Corp.†	103,767	$947,393

Semiconductor Equipment — 0.5%
Kulicke & Soffa Industries, Inc.†	78,644	1,099,443

Silver Mining — 0.1%
Pan American Silver Corp.	30,794	288,232

Telecom Services — 0.3%
Aviat Networks, Inc.†	180,935	273,212
EarthLink Holdings Corp.	90,782	398,533

		671,745

Telecommunication Equipment — 0.8%
ARRIS Group, Inc.†	24,921	741,898
Plantronics, Inc.	23,290	1,215,039

		1,956,937

Television — 0.1%
CTC Media, Inc.	51,500	306,940

Textile - Products — 0.4%
Dixie Group, Inc.†	111,003	850,283

Tobacco — 0.3%
Universal Corp.#	17,868	714,541

Transactional Software — 0.5%
ACI Worldwide, Inc.†	64,285	1,250,343

Transport - Services — 0.5%
Ryder System, Inc.	13,055	1,247,014

Transport - Truck — 0.6%
Forward Air Corp.	27,378	1,340,427

Total Common Stocks
(cost $197,128,249)		228,917,522

EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 2000 Value ETF#	15,374	1,532,788
iShares Russell Microcap Index Fund#	13,582	1,000,586

Total Exchange-Traded Funds
(cost $2,490,341)		2,533,374

Total Long-Term Investment Securities
(cost $199,618,590)		231,450,896

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 9.3%
Registered Investment Companies — 5.3%
State Street Navigator Securities Lending Prime Portfolio(1)	12,944,581	$12,944,581

Time Deposits — 4.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$9,626,000	9,626,000

Total Short-Term Investment Securities
(cost $22,570,581)		22,570,581

TOTAL INVESTMENTS
(cost $222,189,171)(2)	105.1%	254,021,477
Liabilities in excess of other assets	(5.1)	(12,317,061)

NET ASSETS	100.0%	$241,704,416

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $12,209,872. This was secured by collateral of $12,944,581, which was received in cash and subsequently invested in short-term investments currently valued at $12,944,581 as reported in the portfolio of investments. Additional collateral of $119,520 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	0.63% to 6.13%	12/31/2014 to 11/15/2043	$199,520

(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$228,917,522	$—	$—	$228,917,522
Exchange-Traded Funds	2,533,374	—	—	2,533,374
Short-Term Investment Securities:
Registered Investment Companies	12,944,581	—	—	12,944,581
Time Deposits	—	9,626,000	—	9,626,000

Total Investments at Value	$244,395,477	$9,626,000	$—	$254,021,477

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

229

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	17.4%
Retail — Apparel/Shoe	5.0
Applications Software	4.7
Medical — Biomedical/Gene	4.0
Commercial Services	3.9
Retail — Restaurants	3.8
Medical — Drugs	3.3
Banks — Commercial	3.1
Food — Misc./Diversified	2.8
Machinery — Pumps	2.6
Finance — Consumer Loans	2.6
Real Estate Management/Services	2.6
Power Converter/Supply Equipment	2.6
Medical Products	2.4
Instruments — Controls	2.4
Transport — Truck	2.3
Electronic Components — Semiconductors	2.1
Commercial Services — Finance	2.0
Building — Heavy Construction	1.8
Medical — Hospitals	1.7
Retail — Misc./Diversified	1.6
Retail — Perfume & Cosmetics	1.6
Web Hosting/Design	1.5
Computers — Periphery Equipment	1.5
Medical Instruments	1.5
Enterprise Software/Service	1.4
Distribution/Wholesale	1.4
Retail — Home Furnishings	1.4
Oil Field Machinery & Equipment	1.4
Diagnostic Equipment	1.4
Food — Canned	1.4
Apparel Manufacturers	1.4
Industrial Gases	1.3
Electronic Connectors	1.3
Oil Companies — Exploration & Production	1.3
Financial Guarantee Insurance	1.2
Building — Residential/Commercial	1.2
Chemicals — Specialty	1.2
Computer Software	1.2
Oil — Field Services	1.2
Machinery — General Industrial	1.1
Instruments — Scientific	0.9
Communications Software	0.9
Telecom Services	0.8
Office Supplies & Forms	0.8
Food — Retail	0.8
Auto/Truck Parts & Equipment — Original	0.8
Non-Hazardous Waste Disposal	0.8
MRI/Medical Diagnostic Imaging	0.8
Internet Content — Entertainment	0.7
Coatings/Paint	0.7
Office Furnishings — Original	0.7
Consulting Services	0.7
Aerospace/Defense	0.6
Cruise Lines	0.6
Banks — Super Regional	0.6
Human Resources	0.5
Physicians Practice Management	0.5
Transport — Rail	0.4
Therapeutics	0.4
Machine Tools & Related Products	0.4
Athletic Equipment	0.4
Hazardous Waste Disposal	0.4
Television	0.4
Drug Delivery Systems	0.3
Veterinary Diagnostics	0.2
Wireless Equipment	0.1
Computer Data Security	0.1

116.9%

*	Calculated as a percentage of net assets

230

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Aerospace/Defense — 0.6%
Aerovironment, Inc.†	27,893	$772,915

Apparel Manufacturers — 1.4%
Under Armour, Inc., Class A†	22,330	1,618,702

Applications Software — 4.7%
Demandware, Inc.†#	9,757	546,392
NetSuite, Inc.†#	13,797	1,459,033
Red Hat, Inc.†	22,018	1,368,419
ServiceNow, Inc.†	25,613	1,638,207
Tableau Software, Inc., Class A†	7,670	643,360

		5,655,411

Athletic Equipment — 0.4%
Black Diamond, Inc.†#	54,293	493,523

Auto/Truck Parts & Equipment-Original — 0.8%
BorgWarner, Inc.	16,690	943,986

Banks - Commercial — 3.1%
Eagle Bancorp, Inc.†	39,852	1,367,721
First Republic Bank	45,996	2,370,174

		3,737,895

Banks - Super Regional — 0.6%
Independent Bank Group, Inc.	15,868	680,737

Building - Heavy Construction — 1.8%
SBA Communications Corp., Class A†	17,517	2,131,293

Building - Residential/Commercial — 1.2%
M/I Homes, Inc.†	64,359	1,475,108

Chemicals - Specialty — 1.2%
International Flavors & Fragrances, Inc.	14,340	1,450,778

Coatings/Paint — 0.7%
Axalta Coating Systems, Ltd.†	33,794	804,297

Commercial Services — 3.9%
Healthcare Services Group, Inc.#	75,551	2,278,618
HMS Holdings Corp.†#	66,929	1,396,139
Quanta Services, Inc.†	30,588	932,934

		4,607,691

Commercial Services - Finance — 2.0%
EVERTEC, Inc.	45,474	1,002,247
FleetCor Technologies, Inc.†	9,297	1,412,121

		2,414,368

Communications Software — 0.9%
Mavenir Systems, Inc.†#	83,554	1,057,794

Computer Data Security — 0.1%
A10 Networks, Inc.†#	23,254	94,876

Computer Software — 1.2%
InterXion Holding NV†	51,150	1,425,551

Computers - Periphery Equipment — 1.5%
Electronics for Imaging, Inc.†	39,736	1,766,265

Consulting Services — 0.7%
Advisory Board Co.†	18,325	780,645

Cruise Lines — 0.6%
Norwegian Cruise Line Holdings, Ltd.†	16,113	707,200

Diagnostic Equipment — 1.4%
Cepheid†	29,609	1,630,864

Distribution/Wholesale — 1.4%
LKQ Corp.†	58,390	1,696,229

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 0.3%
Revance Therapeutics, Inc.†#	20,033	$329,343

Electronic Components - Semiconductors — 2.1%
IPG Photonics Corp.†#	17,109	1,233,388
Xilinx, Inc.	28,833	1,310,171

		2,543,559

Electronic Connectors — 1.3%
Amphenol Corp., Class A	29,486	1,581,334

Enterprise Software/Service — 1.4%
Guidewire Software, Inc.†	32,016	1,615,848
OPOWER, Inc.†#	7,107	110,656

		1,726,504

Finance - Consumer Loans — 2.6%
Navient Corp.	99,350	2,082,376
SLM Corp.	107,195	1,037,648

		3,120,024

Financial Guarantee Insurance — 1.2%
MGIC Investment Corp.†	125,527	1,168,657
Radian Group, Inc.#	18,844	321,290

		1,489,947

Food - Canned — 1.4%
TreeHouse Foods, Inc.†	20,003	1,619,243

Food - Misc./Diversified — 2.8%
Hain Celestial Group, Inc.†	19,257	2,180,277
McCormick & Co., Inc.	16,190	1,203,403

		3,383,680

Food - Retail — 0.8%
Sprouts Farmers Market, Inc.†#	30,346	964,699

Hazardous Waste Disposal — 0.4%
Stericycle, Inc.†	3,782	487,575

Human Resources — 0.5%
TriNet Group, Inc.†	19,345	612,463

Industrial Gases — 1.3%
Airgas, Inc.	13,689	1,582,859

Instruments - Controls — 2.4%
Mettler-Toledo International, Inc.†	4,264	1,250,461
Sensata Technologies Holding NV†	32,392	1,605,671

		2,856,132

Instruments - Scientific — 0.9%
PerkinElmer, Inc.	23,758	1,080,276

Internet Content - Entertainment — 0.7%
Pandora Media, Inc.†	43,826	861,619

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	14,211	523,249

Machinery - General Industrial — 1.1%
IDEX Corp.	16,390	1,258,916

Machinery - Pumps — 2.6%
Flowserve Corp.	15,515	913,368
Graco, Inc.	27,575	2,208,758

		3,122,126

Medical Instruments — 1.5%
Bruker Corp.†	32,449	622,372
DexCom, Inc.†	21,724	1,117,917

		1,740,289

231

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 2.4%
Henry Schein, Inc.†	8,673	$1,189,936
Teleflex, Inc.	6,758	805,216
Tornier NV†	34,386	917,762

		2,912,914

Medical - Biomedical/Gene — 4.0%
Achillion Pharmaceuticals, Inc.†#	78,887	1,015,276
Avalanche Biotechnologies, Inc.†#	8,808	347,828
Bluebird Bio, Inc.†	11,656	480,577
Corium International, Inc.†#	35,965	193,492
Medivation, Inc.†	12,932	1,498,689
Stemline Therapeutics, Inc.†#	21,303	316,989
Synageva BioPharma Corp.†#	5,147	417,936
Ultragenyx Pharmaceutical, Inc.†	8,772	382,371
Versartis, Inc.†#	9,287	167,352

		4,820,510

Medical - Drugs — 3.3%
Aerie Pharmaceuticals, Inc.†#	12,882	339,698
Alkermes PLC†	12,869	708,052
Amicus Therapeutics, Inc.†	44,875	355,859
Cempra, Inc.†#	34,148	491,390
Clovis Oncology, Inc.†#	14,759	702,233
Enanta Pharmaceuticals, Inc.†#	6,123	287,414
Forward Pharma A/S ADR†#	10,727	213,896
Ophthotech Corp.†#	10,137	437,412
Swedish Orphan Biovitrum AB ADR†(1)	34,023	381,738

		3,917,692

Medical - Hospitals — 1.7%
Acadia Healthcare Co., Inc.†	24,511	1,519,927
Adeptus Health, Inc., Class A†#	17,484	532,213

		2,052,140

MRI/Medical Diagnostic Imaging — 0.8%
Surgical Care Affiliates, Inc.†#	28,588	909,098

Multimedia — 0.0%
RLJ Entertainment, Inc.†#	11,299	33,897

Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	19,575	924,136

Office Furnishings - Original — 0.7%
Interface, Inc.	53,013	801,557

Office Supplies & Forms — 0.8%
Avery Dennison Corp.	20,067	993,517

Oil Companies - Exploration & Production — 1.3%
Laredo Petroleum, Inc.†#	38,238	399,587
Rosetta Resources, Inc.†	8,726	256,719
Whiting Petroleum Corp.†	20,853	871,030

		1,527,336

Oil Field Machinery & Equipment — 1.4%
Dril-Quip, Inc.†	20,965	1,671,959

Oil - Field Services — 1.2%
Core Laboratories NV	7,380	950,765
RPC, Inc.	34,754	461,881

		1,412,646

Physicians Practice Management — 0.5%
MEDNAX, Inc.†	8,283	542,205

Power Converter/Supply Equipment — 2.6%
Generac Holdings, Inc.†#	34,241	1,485,374
Hubbell, Inc., Class B	15,176	1,620,797

		3,106,171

Security Description	Shares	Value (Note 2)

Real Estate Management/Services — 2.6%
CBRE Group, Inc., Class A†	69,584	$2,347,764
HFF, Inc., Class A	22,245	767,008

		3,114,772

Retail - Apparel/Shoe — 5.0%
Burlington Stores, Inc.†	37,679	1,683,121
Kate Spade & Co.†	70,975	2,273,329
PVH Corp.	15,628	1,986,944

		5,943,394

Retail - Home Furnishings — 1.4%
Restoration Hardware Holdings, Inc.†#	20,067	1,695,059

Retail - Misc./Diversified — 1.6%
Five Below, Inc.†#	39,993	1,866,073

Retail - Perfume & Cosmetics — 1.6%
Ulta Salon Cosmetics & Fragrance, Inc.†	14,710	1,860,668

Retail - Pet Food & Supplies — 0.0%
Freshpet, Inc.†#	3,299	55,126

Retail - Restaurants — 3.8%
Bloomin’ Brands, Inc.†	33,626	765,664
Chuy’s Holdings, Inc.†#	33,352	714,066
Jack in the Box, Inc.	12,820	955,090
Panera Bread Co., Class A†#	8,561	1,433,112
Zoe’s Kitchen, Inc.†#	21,300	673,719

		4,541,651

Telecom Services — 0.8%
Level 3 Communications, Inc.†	20,247	1,012,350

Television — 0.4%
AMC Networks, Inc., Class A†	7,463	484,050

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	26,359	525,335

Transport - Rail — 0.4%
Kansas City Southern	4,526	538,322

Transport - Truck — 2.3%
Roadrunner Transportation Systems, Inc.†	54,753	1,232,490
Swift Transportation Co.†	52,808	1,535,129

		2,767,619

Veterinary Diagnostics — 0.2%
Aratana Therapeutics, Inc.†	14,008	185,606

Web Hosting/Design — 1.5%
Equinix, Inc.	7,985	1,813,952

Wireless Equipment — 0.1%
Aerohive Networks, Inc.†#	22,687	110,486

Total Long-Term Investment Securities
(cost $102,324,390)		118,970,206

SHORT-TERM INVESTMENT SECURITIES — 17.4%
Registered Investment Companies — 17.4%
SSgA U.S. Government Money Market Fund	737,477	737,477
State Street Navigator Securities Lending Prime Portfolio(2)	20,098,230	20,098,230

Total Short-Term Investment Securities
(cost $20,835,707)		20,835,707

TOTAL INVESTMENTS
(cost $123,160,097)(3)	116.9%	139,805,913
Liabilities in excess of other assets	(16.9)	(20,222,939)

NET ASSETS	100.0%	$119,582,974

232

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $381,738 representing 0.3% of net assets.
(2)	At November 30, 2014, the Fund had loaned securities with a total value of $19,387,411. This was secured by collateral of $20,098,230, which was received in cash and subsequently invested in short-term investments currently valued at $20,098,230 as reported in the portfolio of investments. Additional collateral of $59,903 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2041	$5,023
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 05/25/2042	48,386
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	5,527
United States Treasury Notes/Bonds	1.50% to 1.50%	02/28/2019 to 02/28/2019	967

(3) See Note 5 for cost of investments on a tax basis.

ADR— American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value *
Common Stocks	$118,970,206	$—	$—	$118,970,206
Short-Term Investment Securities	20,835,707	—	—	20,835,707

Total Investments at Value	$139,805,913	$—	$—	$139,805,913

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

233

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	6.0%
Computers	4.2
Diversified Banking Institutions	3.8
Oil Companies — Integrated	3.6
Diversified Manufacturing Operations	3.0
Medical — Biomedical/Gene	2.9
Banks — Super Regional	2.7
Electric — Integrated	2.7
Applications Software	2.6
Real Estate Investment Trusts	2.3
Telephone — Integrated	2.3
Oil Companies — Exploration & Production	2.2
Electronic Components — Semiconductors	2.0
Beverages — Non-alcoholic	2.0
Web Portals/ISP	1.9
Cosmetics & Toiletries	1.7
Multimedia	1.7
Retail — Discount	1.6
Tobacco	1.5
Insurance — Reinsurance	1.5
Insurance — Multi-line	1.4
Aerospace/Defense	1.4
Computer Services	1.3
Finance — Credit Card	1.3
Cable/Satellite TV	1.3
Retail — Restaurants	1.2
Medical — HMO	1.1
Commercial Services — Finance	1.1
Retail — Building Products	1.1
Chemicals — Diversified	1.0
E-Commerce/Products	1.0
Medical Products	1.0
Transport — Rail	1.0
Food — Misc./Diversified	1.0
Registered Investment Companies	1.0
Oil — Field Services	0.9
Retail — Drug Store	0.9
Internet Content — Entertainment	0.9
Semiconductor Components — Integrated Circuits	0.8
Transport — Services	0.8
Investment Management/Advisor Services	0.8
Enterprise Software/Service	0.8
Computers — Memory Devices	0.8
Pipelines	0.8
Medical Instruments	0.8
Networking Products	0.8
Medical — Generic Drugs	0.6
Insurance — Life/Health	0.6
Auto — Cars/Light Trucks	0.6
E-Commerce/Services	0.5
Medical — Wholesale Drug Distribution	0.5
Aerospace/Defense — Equipment	0.5
Banks — Fiduciary	0.5
Agricultural Chemicals	0.5
U.S. Government Treasuries	0.4
Instruments — Controls	0.4
Insurance — Property/Casualty	0.4
Retail — Apparel/Shoe	0.4
Industrial Gases	0.4
Athletic Footwear	0.4
Auto/Truck Parts & Equipment — Original	0.4
Airlines	0.4
Machinery — Construction & Mining	0.4
Instruments — Scientific	0.3
Chemicals — Specialty	0.3
Apparel Manufacturers	0.3
Banks — Commercial	0.3
Pharmacy Services	0.3
Oil Refining & Marketing	0.3

Electronic Components — Misc.	0.3
Finance — Other Services	0.3
Insurance Brokers	0.3
Electric Products — Misc.	0.3
Retail — Major Department Stores	0.3
Consumer Products — Misc.	0.3
Gas — Distribution	0.3
Data Processing/Management	0.3
Food — Retail	0.3
Semiconductor Equipment	0.3
Oil Field Machinery & Equipment	0.3
Distribution/Wholesale	0.3
Repurchase Agreements	0.3
Advertising Agencies	0.2
Hotels/Motels	0.2
Finance — Investment Banker/Broker	0.2
Retail — Auto Parts	0.2
Retail — Regional Department Stores	0.2
Electronic Forms	0.2
Metal Processors & Fabrication	0.2
Agricultural Operations	0.2
Oil & Gas Drilling	0.2
Beverages — Wine/Spirits	0.2
Non-Hazardous Waste Disposal	0.2
Machinery — Farming	0.2
Paper & Related Products	0.2
Metal — Copper	0.1
Television	0.1
Food — Confectionery	0.1
Engines — Internal Combustion	0.1
Internet Security	0.1
Building — Residential/Commercial	0.1
Auto — Heavy Duty Trucks	0.1
Food — Wholesale/Distribution	0.1
Electronic Security Devices	0.1
Tools — Hand Held	0.1
Broadcast Services/Program	0.1
Vitamins & Nutrition Products	0.1
Coatings/Paint	0.1
Metal — Aluminum	0.1
Office Automation & Equipment	0.1
Cruise Lines	0.1
Medical Information Systems	0.1
Food — Meat Products	0.1
Electronic Measurement Instruments	0.1
Medical Labs & Testing Services	0.1
Toys	0.1
Coffee	0.1
Retail — Automobile	0.1
Steel — Producers	0.1
Electronic Connectors	0.1
Telecommunication Equipment	0.1
Building Products — Cement	0.1
Engineering/R&D Services	0.1
Industrial Automated/Robotic	0.1
Machinery — General Industrial	0.1
Motorcycle/Motor Scooter	0.1
Publishing — Newspapers	0.1
Machinery — Pumps	0.1
Appliances	0.1
Wireless Equipment	0.1
Casino Hotels	0.1
Medical — Hospitals	0.1
Computer Aided Design	0.1
Telecom Services	0.1
Entertainment Software	0.1
Commercial Services	0.1
Retail — Bedding	0.1
Containers — Metal/Glass	0.1

234

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Dialysis Centers	0.1%
Publishing — Periodicals	0.1
Disposable Medical Products	0.1
Containers — Paper/Plastic	0.1
Brewery	0.1
Retail — Jewelry	0.1
Dental Supplies & Equipment	0.1
Computer Software	0.1
Retail — Consumer Electronics	0.1
Hazardous Waste Disposal	0.1
Rental Auto/Equipment	0.1
Electronics — Military	0.1
Retail — Gardening Products	0.1
Independent Power Producers	0.1
Filtration/Separation Products	0.1
Home Decoration Products	0.1
Internet Infrastructure Software	0.1
Textile — Home Furnishings	0.1
Real Estate Management/Services	0.1
Savings & Loans/Thrifts	0.1

101.0%

*	Calculated as a percentage of net assets

235

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Advertising Agencies — 0.2%
Alliance Data Systems Corp.†	14,813	$4,234,593
Interpublic Group of Cos., Inc.	105,118	2,132,844
Omnicom Group, Inc.	62,601	4,837,179

		11,204,616

Aerospace/Defense — 1.4%
Boeing Co.	167,131	22,455,721
General Dynamics Corp.	79,255	11,520,507
Lockheed Martin Corp.	67,303	12,892,563
Northrop Grumman Corp.	51,824	7,303,556
Raytheon Co.	77,492	8,268,396
Rockwell Collins, Inc.	33,700	2,882,361

		65,323,104

Aerospace/Defense - Equipment — 0.5%
United Technologies Corp.	212,196	23,358,536

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	12,343	3,309,776
Monsanto Co.	120,784	14,483,209
Mosaic Co.	79,451	3,636,472

		21,429,457

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	160,960	8,479,373

Airlines — 0.4%
Delta Air Lines, Inc.	210,237	9,811,761
Southwest Airlines Co.	170,854	7,145,114

		16,956,875

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†	51,236	3,930,314
Ralph Lauren Corp.	15,086	2,789,401
Under Armour, Inc., Class A†	41,538	3,011,090
VF Corp.	86,015	6,465,747

		16,196,552

Appliances — 0.1%
Whirlpool Corp.	19,495	3,629,384

Applications Software — 2.6%
Citrix Systems, Inc.†	41,048	2,721,893
Intuit, Inc.	70,830	6,648,812
Microsoft Corp.	2,055,057	98,252,275
Red Hat, Inc.†	47,122	2,928,632
salesforce.com, Inc.†	143,619	8,598,470

		119,150,082

Athletic Footwear — 0.4%
NIKE, Inc., Class B	175,459	17,421,324

Audio/Video Products — 0.0%
Harman International Industries, Inc.	16,948	1,839,366

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.	967,327	15,216,054
General Motors Co.	336,223	11,239,935

		26,455,989

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	88,464	5,928,857

Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	56,918	3,219,282
Delphi Automotive PLC	74,748	5,452,867
Johnson Controls, Inc.	166,152	8,307,600

		16,979,749

Security Description	Shares	Value (Note 2)

Banks - Commercial — 0.3%
BB&T Corp.	179,475	$6,746,465
M&T Bank Corp.#	32,916	4,148,074
Regions Financial Corp.	343,766	3,461,724
Zions Bancorporation	50,551	1,418,461

		15,774,724

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	282,243	11,298,187
Northern Trust Corp.	55,253	3,742,286
State Street Corp.	105,608	8,103,302

		23,143,775

Banks - Super Regional — 2.7%
Capital One Financial Corp.	139,995	11,647,584
Comerica, Inc.	45,064	2,100,433
Fifth Third Bancorp	208,082	4,186,610
Huntington Bancshares, Inc.	203,771	2,060,125
KeyCorp	218,662	2,951,937
PNC Financial Services Group, Inc.	134,802	11,791,131
SunTrust Banks, Inc.	132,451	5,204,000
US Bancorp	449,375	19,862,375
Wells Fargo & Co.	1,184,814	64,548,666

		124,352,861

Beverages - Non-alcoholic — 2.0%
Coca-Cola Co.	984,472	44,133,880
Coca-Cola Enterprises, Inc.	56,331	2,475,184
Dr Pepper Snapple Group, Inc.	48,689	3,602,986
Monster Beverage Corp.†	35,855	4,021,138
PepsiCo, Inc.	375,802	37,617,780

		91,850,968

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	39,382	3,822,023
Constellation Brands, Inc., Class A†	41,831	4,032,508

		7,854,531

Brewery — 0.1%
Molson Coors Brewing Co., Class B	39,676	3,068,939

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	36,933	1,288,961
Discovery Communications, Inc., Class C†	68,185	2,318,972
Scripps Networks Interactive, Inc., Class A	25,863	2,021,711

		5,629,644

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	15,380	1,846,215
Vulcan Materials Co.	32,623	2,156,381

		4,002,596

Building Products - Wood — 0.0%
Masco Corp.	88,856	2,150,315

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	82,684	2,107,615
Lennar Corp., Class A	44,379	2,096,464
PulteGroup, Inc.	84,349	1,824,469

		6,028,548

Cable/Satellite TV — 1.3%
Cablevision Systems Corp., Class A#	54,077	1,098,845
Comcast Corp., Class A	645,505	36,819,605
DIRECTV†	125,299	10,989,975
Time Warner Cable, Inc.	69,458	10,368,690

		59,277,115

236

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Casino Hotels — 0.1%
Wynn Resorts, Ltd.	20,181	$3,604,528

Chemicals - Diversified — 1.0%
Dow Chemical Co.	279,990	13,627,113
E.I. du Pont de Nemours & Co.	228,263	16,297,978
FMC Corp.	33,210	1,806,624
LyondellBasell Industries NV, Class A	106,098	8,366,888
PPG Industries, Inc.	34,386	7,524,345

		47,622,948

Chemicals - Specialty — 0.3%
Eastman Chemical Co.	37,227	3,086,863
Ecolab, Inc.	67,303	7,332,662
International Flavors & Fragrances, Inc.	20,279	2,051,627
Sigma-Aldrich Corp.	29,684	4,054,834

		16,525,986

Coal — 0.0%
CONSOL Energy, Inc.	57,408	2,246,375

Coatings/Paint — 0.1%
Sherwin-Williams Co.	20,769	5,085,497

Coffee — 0.1%
Keurig Green Mountain, Inc.	30,369	4,316,650

Commercial Services — 0.1%
Cintas Corp.	24,099	1,762,842
Quanta Services, Inc.†	54,077	1,649,348

		3,412,190

Commercial Services - Finance — 1.1%
Automatic Data Processing, Inc.	119,911	10,269,178
Equifax, Inc.	30,369	2,415,854
H&R Block, Inc.	68,577	2,306,930
MasterCard, Inc., Class A	245,505	21,430,131
McGraw Hill Financial, Inc.	67,597	6,317,616
Moody’s Corp.	46,338	4,680,601
Total System Services, Inc.	41,244	1,360,640
Western Union Co.#	132,157	2,455,477

		51,236,427

Computer Aided Design — 0.1%
Autodesk, Inc.†	56,625	3,510,750

Computer Services — 1.3%
Accenture PLC, Class A	157,433	13,591,191
Cognizant Technology Solutions Corp., Class A†	151,653	8,187,745
Computer Sciences Corp.	36,149	2,291,124
International Business Machines Corp.	231,398	37,525,814

		61,595,874

Computer Software — 0.1%
Akamai Technologies, Inc.†	44,477	2,873,659

Computers — 4.2%
Apple, Inc.	1,493,411	177,611,370
Hewlett-Packard Co.	465,441	18,180,126

		195,791,496

Computers - Integrated Systems — 0.0%
Teradata Corp.†#	38,697	1,746,783

Computers - Memory Devices — 0.8%
EMC Corp.	506,000	15,357,100
NetApp, Inc.	79,647	3,388,980
SanDisk Corp.	55,939	5,787,449
Seagate Technology PLC	81,508	5,388,494
Western Digital Corp.	54,861	5,665,495

		35,587,518

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.3%
Clorox Co.	32,133	$3,265,355
Kimberly-Clark Corp.	93,264	10,873,650

		14,139,005

Containers - Metal/Glass — 0.1%
Ball Corp.	34,484	2,312,842
Owens-Illinois, Inc.†	41,146	1,054,983

		3,367,825

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	24,883	993,827
Sealed Air Corp.	52,902	2,091,216

		3,085,043

Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	108,351	1,059,673
Colgate-Palmolive Co.	214,156	14,903,116
Estee Lauder Cos., Inc., Class A	56,135	4,161,849
Procter & Gamble Co.	675,287	61,066,203

		81,190,841

Cruise Lines — 0.1%
Carnival Corp.	112,368	4,962,171

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	9,110	1,156,515
Fidelity National Information Services, Inc.	71,222	4,358,074
Fiserv, Inc.†	62,111	4,440,315
Paychex, Inc.	81,508	3,864,294

		13,819,198

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	35,366	1,944,423
Patterson Cos., Inc.	21,552	1,038,375

		2,982,798

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	42,811	3,276,326

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	18,613	3,114,886

Distribution/Wholesale — 0.3%
Fastenal Co.#	68,087	3,077,532
Fossil Group, Inc.†	11,658	1,302,432
Genuine Parts Co.	38,207	3,926,916
WW Grainger, Inc.	15,184	3,730,405

		12,037,285

Diversified Banking Institutions — 3.8%
Bank of America Corp.	2,622,678	44,690,433
Citigroup, Inc.	756,110	40,807,257
Goldman Sachs Group, Inc.	102,179	19,251,545
JPMorgan Chase & Co.	938,035	56,432,186
Morgan Stanley	381,973	13,437,810

		174,619,231

Diversified Manufacturing Operations — 3.0%
3M Co.	161,645	25,877,748
Danaher Corp.	152,045	12,704,880
Dover Corp.	41,538	3,198,011
Eaton Corp. PLC	118,736	8,053,863
General Electric Co.	2,502,473	66,290,510
Illinois Tool Works, Inc.	91,011	8,639,674
Ingersoll-Rand PLC	66,715	4,207,048
Parker-Hannifin Corp.	37,129	4,790,755
Pentair PLC	48,003	3,106,274
Textron, Inc.	69,654	3,017,411

		139,886,174

237

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Operations — 0.0%
Leucadia National Corp.	79,059	$1,828,635

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	94,538	32,014,348
eBay, Inc.†	281,655	15,457,227

		47,471,575

E-Commerce/Services — 0.5%
Expedia, Inc.	24,785	2,159,021
Netflix, Inc.†	14,988	5,194,691
Priceline Group, Inc.†	13,029	15,116,116
TripAdvisor, Inc.†	27,822	2,049,090

		24,518,918

Electric Products - Misc. — 0.3%
AMETEK, Inc.	61,327	3,125,224
Emerson Electric Co.	174,087	11,098,046

		14,223,270

Electric - Generation — 0.0%
AES Corp.	165,956	2,301,810

Electric - Integrated — 2.7%
Ameren Corp.	60,543	2,610,009
American Electric Power Co., Inc.	121,871	7,013,676
CMS Energy Corp.	68,577	2,269,899
Consolidated Edison, Inc.	73,083	4,615,192
Dominion Resources, Inc.	145,285	10,540,427
DTE Energy Co.	44,183	3,599,147
Duke Energy Corp.	176,438	14,273,834
Edison International	81,214	5,161,962
Entergy Corp.	44,770	3,756,203
Exelon Corp.	214,254	7,749,567
FirstEnergy Corp.	104,824	3,865,909
Integrys Energy Group, Inc.	19,985	1,455,707
NextEra Energy, Inc.	108,841	11,361,912
Northeast Utilities	78,765	3,988,660
Pepco Holdings, Inc.	62,601	1,721,528
PG&E Corp.	117,560	5,936,780
Pinnacle West Capital Corp.	27,528	1,740,595
PPL Corp.	165,662	5,885,971
Public Service Enterprise Group, Inc.	126,181	5,271,842
SCANA Corp.	35,464	2,022,512
Southern Co.	223,365	10,594,202
TECO Energy, Inc.	58,192	1,153,947
Wisconsin Energy Corp.#	56,233	2,777,910
Xcel Energy, Inc.	126,083	4,279,257

		123,646,648

Electronic Components - Misc. — 0.3%
Corning, Inc.	322,018	6,768,819
Garmin, Ltd.#	30,271	1,734,528
TE Connectivity, Ltd.	102,081	6,553,600

		15,056,947

Electronic Components - Semiconductors — 2.0%
Altera Corp.	77,100	2,900,502
Avago Technologies, Ltd.	62,796	5,865,146
Broadcom Corp., Class A	134,117	5,784,466
First Solar, Inc.†	18,711	913,097
Intel Corp.	1,234,778	45,995,481
Microchip Technology, Inc.#	49,963	2,255,829
Micron Technology, Inc.†	267,058	9,600,735
NVIDIA Corp.	128,434	2,693,261
Texas Instruments, Inc.	266,274	14,490,631
Xilinx, Inc.	67,009	3,044,889

		93,544,037

Security Description	Shares	Value (Note 2)

Electronic Connectors — 0.1%
Amphenol Corp., Class A	78,177	$4,192,633

Electronic Forms — 0.2%
Adobe Systems, Inc.†	117,854	8,683,483

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	83,174	3,554,857
FLIR Systems, Inc.	35,366	1,122,163

		4,677,020

Electronic Security Devices — 0.1%
Allegion PLC	24,001	1,292,454
Tyco International PLC	104,404	4,478,931

		5,771,385

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	21,552	2,685,379

Engineering/R&D Services — 0.1%
Fluor Corp.	39,284	2,435,215
Jacobs Engineering Group, Inc.†	33,210	1,542,605

		3,977,820

Engines - Internal Combustion — 0.1%
Cummins, Inc.	42,615	6,205,596

Enterprise Software/Service — 0.8%
CA, Inc.	79,941	2,490,162
Oracle Corp.	811,070	34,397,479

		36,887,641

Entertainment Software — 0.1%
Electronic Arts, Inc.†	77,981	3,425,705

Filtration/Separation Products — 0.1%
Pall Corp.	26,647	2,561,043

Finance - Consumer Loans — 0.0%
Navient Corp.	104,628	2,193,003

Finance - Credit Card — 1.3%
American Express Co.	224,442	20,742,929
Discover Financial Services	115,209	7,551,950
Visa, Inc., Class A	122,752	31,693,339

		59,988,218

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	286,064	8,101,333
E*TRADE Financial Corp.†	72,005	1,642,434

		9,743,767

Finance - Other Services — 0.3%
CME Group, Inc.	78,765	6,666,670
Intercontinental Exchange, Inc.	28,312	6,398,229
NASDAQ OMX Group, Inc.	29,488	1,324,306

		14,389,205

Food - Confectionery — 0.1%
Hershey Co.	37,227	3,733,123
J.M. Smucker Co.	25,373	2,602,509

		6,335,632

Food - Meat Products — 0.1%
Hormel Foods Corp.	33,504	1,778,393
Tyson Foods, Inc., Class A	73,083	3,094,334

		4,872,727

Food - Misc./Diversified — 1.0%
Campbell Soup Co.#	44,673	2,022,793
ConAgra Foods, Inc.	105,412	3,849,646

238

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified (continued)
General Mills, Inc.	152,730	$8,056,508
Kellogg Co.	63,776	4,225,160
Kraft Foods Group, Inc.	148,126	8,912,741
McCormick & Co., Inc.	32,329	2,403,015
Mondelez International, Inc., Class A	420,475	16,482,620

		45,952,483

Food - Retail — 0.3%
Kroger Co.	121,969	7,298,625
Safeway, Inc.	57,506	2,003,509
Whole Foods Market, Inc.	90,129	4,419,025

		13,721,159

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	146,362	5,892,534

Gas - Distribution — 0.3%
AGL Resources, Inc.	29,782	1,557,896
CenterPoint Energy, Inc.	107,176	2,565,794
NiSource, Inc.	78,667	3,291,427
Sempra Energy	57,604	6,436,095

		13,851,212

Gold Mining — 0.0%
Newmont Mining Corp.	124,418	2,289,291

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	21,160	2,727,947

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	68,283	2,479,356

Home Furnishings — 0.0%
Leggett & Platt, Inc.	34,190	1,439,057

Hotels/Motels — 0.2%
Marriott International, Inc., Class A#	54,371	4,283,891
Starwood Hotels & Resorts Worldwide, Inc.	44,514	3,516,606
Wyndham Worldwide Corp.	31,251	2,605,083

		10,405,580

Human Resources — 0.0%
Robert Half International, Inc.	34,288	1,947,216

Independent Power Producers — 0.1%
NRG Energy, Inc.	84,251	2,633,686

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	34,386	3,968,488

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	47,807	6,876,081
Airgas, Inc.	16,752	1,937,033
Praxair, Inc.	72,789	9,344,652

		18,157,766

Instruments - Controls — 0.4%
Honeywell International, Inc.	195,150	19,333,510

Instruments - Scientific — 0.3%
PerkinElmer, Inc.	28,116	1,278,434
Thermo Fisher Scientific, Inc.	99,534	12,868,751
Waters Corp.†	20,964	2,429,728

		16,576,913

Insurance Brokers — 0.3%
Aon PLC	72,397	6,695,999
Marsh & McLennan Cos., Inc.	135,782	7,683,903

		14,379,902

Security Description	Shares	Value (Note 2)

Insurance - Life/Health — 0.6%
Aflac, Inc.	112,956	$6,746,862
Lincoln National Corp.	65,148	3,689,331
Principal Financial Group, Inc.	68,185	3,632,215
Prudential Financial, Inc.	114,719	9,748,821
Torchmark Corp.	32,525	1,748,219
Unum Group	63,580	2,112,127

		27,677,575

Insurance - Multi-line — 1.4%
ACE, Ltd.	83,761	9,577,233
Allstate Corp.	108,057	7,364,084
American International Group, Inc.(5)	355,914	19,504,087
Assurant, Inc.	17,830	1,205,130
Cincinnati Financial Corp.	36,737	1,871,750
Genworth Financial, Inc., Class A†	123,830	1,125,615
Hartford Financial Services Group, Inc.	111,682	4,612,467
Loews Corp.	76,022	3,165,556
MetLife, Inc.	280,479	15,597,437
XL Group PLC	66,225	2,352,312

		66,375,671

Insurance - Property/Casualty — 0.4%
Chubb Corp.	59,955	6,178,363
Progressive Corp.	134,215	3,656,017
Travelers Cos., Inc.	84,545	8,830,725

		18,665,105

Insurance - Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	454,665	67,604,139

Internet Content - Entertainment — 0.9%
Facebook, Inc., Class A†	519,508	40,365,772

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	18,515	2,391,953

Internet Security — 0.1%
Symantec Corp.	172,226	4,493,376
VeriSign, Inc.†	28,018	1,683,882

		6,177,258

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	13,813	2,812,189
Ameriprise Financial, Inc.	46,730	6,157,612
BlackRock, Inc.	31,447	11,291,989
Franklin Resources, Inc.	98,261	5,587,120
Invesco, Ltd.	107,959	4,357,225
Legg Mason, Inc.	25,373	1,439,918
T. Rowe Price Group, Inc.	65,637	5,478,720

		37,124,773

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	156,551	15,749,030
Joy Global, Inc.#	24,491	1,201,039

		16,950,069

Machinery - Farming — 0.2%
Deere & Co.	89,346	7,739,151

Machinery - General Industrial — 0.1%
Roper Industries, Inc.	24,981	3,942,501

Machinery - Pumps — 0.1%
Flowserve Corp.	34,092	2,006,996
Xylem, Inc.	45,554	1,746,540

		3,753,536

Medical Information Systems — 0.1%
Cerner Corp.†	75,728	4,876,883

239

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments — 0.8%
Boston Scientific Corp.†	330,639	$4,255,324
Edwards Lifesciences Corp.†	26,451	3,430,166
Intuitive Surgical, Inc.†	9,012	4,666,143
Medtronic, Inc.	244,330	18,048,657
St Jude Medical, Inc.	71,026	4,826,927

		35,227,217

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	21,160	2,214,182
Quest Diagnostics, Inc.	36,051	2,354,491

		4,568,673

Medical Products — 1.0%
Baxter International, Inc.	135,096	9,862,008
Becton Dickinson and Co.	47,807	6,708,757
CareFusion Corp.†	50,551	2,991,103
Covidien PLC	112,662	11,378,862
Hospira, Inc.†	42,125	2,512,335
Stryker Corp.	74,553	6,926,719
Varian Medical Systems, Inc.†	25,765	2,280,460
Zimmer Holdings, Inc.	42,125	4,730,216

		47,390,460

Medical - Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	49,375	9,623,187
Amgen, Inc.	189,468	31,320,955
Biogen Idec, Inc.†	58,878	18,116,172
Celgene Corp.†	199,363	22,665,579
Gilead Sciences, Inc.†	376,977	37,818,333
Regeneron Pharmaceuticals, Inc.†	18,417	7,663,498
Vertex Pharmaceuticals, Inc.†	59,368	6,998,300

		134,206,024

Medical - Drugs — 6.0%
Abbott Laboratories	375,018	16,692,051
AbbVie, Inc.	396,962	27,469,770
Allergan, Inc.	74,161	15,862,296
Bristol-Myers Squibb Co.	413,519	24,418,297
Eli Lilly & Co.	245,211	16,703,773
Johnson & Johnson	703,404	76,143,483
Mallinckrodt PLC†	28,214	2,601,895
Merck & Co., Inc.	719,470	43,455,988
Pfizer, Inc.	1,581,483	49,263,196
Zoetis, Inc.	125,006	5,616,520

		278,227,269

Medical - Generic Drugs — 0.6%
Actavis PLC†	65,931	17,841,588
Mylan, Inc.†	93,264	5,466,203
Perrigo Co. PLC	33,406	5,351,307

		28,659,098

Medical - HMO — 1.1%
Aetna, Inc.	88,464	7,717,599
Anthem, Inc.	68,381	8,746,614
Cigna Corp.	65,833	6,773,558
Humana, Inc.	38,501	5,311,983
UnitedHealth Group, Inc.	242,370	23,904,953

		52,454,707

Medical - Hospitals — 0.1%
Tenet Healthcare Corp.†	24,393	1,172,084
Universal Health Services, Inc., Class B	22,728	2,377,803

		3,549,887

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	53,196	$4,843,496
Cardinal Health, Inc.	83,957	6,900,426
McKesson Corp.	57,800	12,181,928

		23,925,850

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	35,758	8,506,828

Metal - Aluminum — 0.1%
Alcoa, Inc.	293,411	5,073,076

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	259,123	6,957,453

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	54,273	3,781,743

Multimedia — 1.7%
Time Warner, Inc.	213,176	18,145,541
Twenty-First Century Fox, Inc., Class A	469,752	17,286,873
Viacom, Inc., Class B	94,930	7,179,556
Walt Disney Co.	393,827	36,432,936

		79,044,906

Networking Products — 0.8%
Cisco Systems, Inc.	1,271,809	35,152,801

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	62,992	2,495,113
Waste Management, Inc.	108,155	5,270,393

		7,765,506

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	50,551	1,244,566
Xerox Corp.	270,389	3,774,630

		5,019,196

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	23,414	1,159,227

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.#	16,752	492,006
Ensco PLC, Class A	58,290	1,970,202
Helmerich & Payne, Inc.	27,038	1,880,493
Nabors Industries, Ltd.	72,201	947,277
Noble Corp. PLC#	63,384	1,140,278
Transocean, Ltd.#	84,937	1,784,527

		8,214,783

Oil Companies - Exploration & Production — 2.2%
Anadarko Petroleum Corp.	126,181	9,987,226
Apache Corp.	95,420	6,115,468
Cabot Oil & Gas Corp.	104,041	3,437,515
Chesapeake Energy Corp.	129,512	2,623,913
Cimarex Energy Co.	21,748	2,282,453
ConocoPhillips	306,637	20,259,507
Denbury Resources, Inc.	87,876	725,856
Devon Energy Corp.	95,909	5,655,754
EOG Resources, Inc.	136,566	11,843,003
EQT Corp.	37,815	3,440,409
Hess Corp.	65,246	4,758,391
Newfield Exploration Co.†	34,092	928,325
Noble Energy, Inc.	89,835	4,418,085
Occidental Petroleum Corp.	194,464	15,512,393
Pioneer Natural Resources Co.	35,660	5,107,582
QEP Resources, Inc.	41,342	845,030
Range Resources Corp.	42,027	2,759,072
Southwestern Energy Co.†	88,072	2,834,157

		103,534,139

240

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 3.6%
Chevron Corp.	473,573	$51,557,893
Exxon Mobil Corp.	1,063,629	96,300,970
Marathon Oil Corp.	168,209	4,864,604
Murphy Oil Corp.	41,636	2,016,015
Phillips 66	139,407	10,179,499

		164,918,981

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	50,649	2,597,281
FMC Technologies, Inc.†	58,584	2,798,557
National Oilwell Varco, Inc.	107,274	7,191,649

		12,587,487

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	70,634	6,363,417
Tesoro Corp.	31,937	2,447,013
Valero Energy Corp.	131,667	6,400,333

		15,210,763

Oil - Field Services — 0.9%
Baker Hughes, Inc.	108,547	6,187,179
Halliburton Co.	212,098	8,950,536
Schlumberger, Ltd.	323,291	27,786,861

		42,924,576

Paper & Related Products — 0.2%
International Paper Co.	106,490	5,731,292
MeadWestvaco Corp.	42,027	1,882,809

		7,614,101

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	185,941	15,460,994

Pipelines — 0.8%
Kinder Morgan, Inc.#	423,794	17,523,882
ONEOK, Inc.	51,922	2,812,095
Spectra Energy Corp.	167,327	6,338,347
Williams Cos., Inc.	167,719	8,679,458

		35,353,782

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	56,233	1,830,384
News Corp., Class A†	124,222	1,927,926

		3,758,310

Publishing - Periodicals — 0.1%
Nielsen NV#	75,924	3,171,345

Real Estate Investment Trusts — 2.3%
American Tower Corp.	98,848	10,380,028
Apartment Investment & Management Co., Class A	36,443	1,357,502
AvalonBay Communities, Inc.	32,721	5,261,210
Boston Properties, Inc.	38,207	4,953,155
Crown Castle International Corp.	83,272	6,919,070
Equity Residential	90,227	6,391,681
Essex Property Trust, Inc.	15,870	3,212,247
General Growth Properties, Inc.	156,551	4,189,305
HCP, Inc.	114,425	5,126,240
Health Care REIT, Inc.	80,822	5,953,349
Host Hotels & Resorts, Inc.	188,782	4,387,294
Iron Mountain, Inc.	49,877	1,895,825
Kimco Realty Corp.	102,473	2,607,938
Macerich Co.	35,072	2,773,494
Plum Creek Timber Co., Inc.	44,183	1,841,547
Prologis, Inc.	124,712	5,272,823
Public Storage	36,149	6,782,637
Simon Property Group, Inc.	77,492	14,010,554

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Ventas, Inc.	73,377	$5,250,124
Vornado Realty Trust	43,497	4,852,525
Weyerhaeuser Co.	131,765	4,652,622

		108,071,170

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	69,556	2,346,819

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	23,903	2,708,449

Retail - Apparel/Shoe — 0.4%
Coach, Inc.	68,479	2,541,940
Gap, Inc.	68,283	2,704,007
L Brands, Inc.	61,229	4,953,426
PVH Corp.	20,573	2,615,651
Ross Stores, Inc.	52,314	4,785,685
Urban Outfitters, Inc.†	25,471	823,223

		18,423,932

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	8,131	4,697,360
O’Reilly Automotive, Inc.†	25,863	4,726,205

		9,423,565

Retail - Automobile — 0.1%
AutoNation, Inc.†	19,495	1,158,783
CarMax, Inc.†#	54,665	3,114,812

		4,273,595

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	46,155	3,386,392

Retail - Building Products — 1.1%
Home Depot, Inc.	335,635	33,362,119
Lowe’s Cos., Inc.	246,191	15,714,372

		49,076,491

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A#	28,116	1,063,066

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	72,397	2,853,166

Retail - Discount — 1.6%
Costco Wholesale Corp.	109,331	15,538,122
Dollar General Corp.†	75,630	5,047,546
Dollar Tree, Inc.†	51,236	3,502,493
Family Dollar Stores, Inc.	23,903	1,889,532
Target Corp.	158,021	11,693,554
Wal-Mart Stores, Inc.	393,827	34,475,616

		72,146,863

Retail - Drug Store — 0.9%
CVS Health Corp.	288,807	26,385,408
Walgreen Co.	219,446	15,056,190

		41,441,598

Retail - Gardening Products — 0.1%
Tractor Supply Co.	34,288	2,637,776

Retail - Jewelry — 0.1%
Tiffany & Co.	28,018	3,023,703

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.	35,562	2,715,515
TJX Cos., Inc.	172,814	11,433,374

		14,148,889

241

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Office Supplies — 0.0%
Staples, Inc.	160,666	$2,258,964

Retail - Pet Food & Supplies — 0.0%
PetSmart, Inc.	24,785	1,952,067

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.	51,040	3,043,005
Macy’s, Inc.	88,072	5,716,753

		8,759,758

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	7,739	5,135,755
Darden Restaurants, Inc.#	33,014	1,881,468
McDonald’s Corp.	244,917	23,710,415
Starbucks Corp.	187,313	15,211,689
Yum! Brands, Inc.	109,625	8,468,531

		54,407,858

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	68,674	1,882,354

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	120,009	1,174,888
People’s United Financial, Inc.	77,394	1,143,883

		2,318,771

Security Services — 0.0%
ADT Corp.#	43,399	1,516,361

Semiconductor Components - Integrated Circuits — 0.8%
Analog Devices, Inc.	78,373	4,282,301
Linear Technology Corp.	59,466	2,737,220
QUALCOMM, Inc.	418,025	30,474,022

		37,493,543

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	303,894	7,308,651
KLA-Tencor Corp.	41,244	2,863,983
Lam Research Corp.	40,460	3,343,614

		13,516,248

Steel - Producers — 0.1%
Nucor Corp.	79,549	4,266,213

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.	27,136	914,212

Telecom Services — 0.1%
Level 3 Communications, Inc.†	69,300	3,465,000

Telecommunication Equipment — 0.1%
Harris Corp.	26,157	1,874,672
Juniper Networks, Inc.	100,122	2,218,704

		4,093,376

Telephone - Integrated — 2.3%
AT&T, Inc.	1,293,460	45,762,615
CenturyLink, Inc.	142,248	5,799,451
Frontier Communications Corp.#	249,914	1,761,893
Verizon Communications, Inc.	1,033,847	52,302,320
Windstream Holdings, Inc.	150,281	1,519,341

		107,145,620

Television — 0.1%
CBS Corp., Class B	120,891	6,634,498

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	15,478	2,377,266

Tobacco — 1.5%
Altria Group, Inc.	494,636	24,860,405

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco (continued)
Lorillard, Inc.	89,835	$5,672,182
Philip Morris International, Inc.	389,615	33,869,232
Reynolds American, Inc.	76,806	5,062,284

		69,464,103

Tools - Hand Held — 0.1%
Snap-on, Inc.	14,499	1,962,150
Stanley Black & Decker, Inc.	38,990	3,682,215

		5,644,365

Toys — 0.1%
Hasbro, Inc.	28,606	1,693,475
Mattel, Inc.	84,251	2,658,119

		4,351,594

Transport - Rail — 1.0%
CSX Corp.	249,326	9,097,906
Kansas City Southern	27,528	3,274,180
Norfolk Southern Corp.	77,198	8,618,385
Union Pacific Corp.	223,854	26,139,431

		47,129,902

Transport - Services — 0.8%
C.H. Robinson Worldwide, Inc.	36,737	2,708,986
Expeditors International of Washington, Inc.	48,689	2,279,619
FedEx Corp.	66,225	11,799,971
Ryder System, Inc.	13,225	1,263,252
United Parcel Service, Inc., Class B	175,459	19,286,453

		37,338,281

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	50,453	5,239,040

Web Portals/ISP — 1.9%
Google, Inc., Class A†	70,830	38,891,336
Google, Inc., Class C†	70,830	38,377,819
Yahoo!, Inc.†	230,712	11,937,039

		89,206,194

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	55,057	3,618,346

Total Long-Term Investment Securities
(cost $2,437,878,884)		4,591,145,917

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Prime Portfolio(1)	45,373,554	45,373,554

U.S. Government Treasuries — 0.4%
United States Treasury Bills Disc. Notes 0.02% due 12/18/14(2)	$20,600,000	20,599,847

Total Short-Term Investment Securities
(cost $65,973,401)		65,973,401

REPURCHASE AGREEMENTS — 0.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $11,803,000)	11,803,000	11,803,000

TOTAL INVESTMENTS
(cost $2,515,655,285)(4)	101.0%	4,668,922,318
Liabilities in excess of other assets	(1.0)	(47,950,392)

NET ASSETS	100.0%	$4,620,971,926

242

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $44,131,044. This was secured by collateral of $45,373,554, which was received in cash and subsequently invested in short-term investments currently valued at $45,373,554 as reported in the portfolio of investments. Additional collateral of $185,392 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2041	$15,545
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 05/25/2042	149,748
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	17,107
United States Treasury Notes/Bonds	1.50%	02/28/2019	2,992
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Security represents an investment in an affiliated company; See Note 3

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)
293	Long	S&P 500 E-Mini Index	December 2014	$28,321,691	$30,271,295	$1,949,604

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,591,145,917	$—	$—	$4,591,145,917
Short-Term Investment Securities:
Registered Investment Companies	45,373,554	—	—	45,373,554
U.S. Government Treasuries	—	20,599,847	—	20,599,847
Repurchase Agreements	—	11,803,000	—	11,803,000

Total Investments at Value	$4,636,519,471	$32,402,847	$—	$4,668,922,318

Other Financial Instruments:†
Open Futures Contracts	$1,949,604	$—	$—	$1,949,604

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

243

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	8.0%
Diversified Banking Institutions	7.5
Banks — Super Regional	6.2
Diversified Manufacturing Operations	6.2
Oil Companies — Integrated	4.8
Oil Companies — Exploration & Production	4.0
Semiconductor Components — Integrated Circuits	3.3
Investment Management/Advisor Services	3.1
Insurance — Multi-line	3.0
Networking Products	2.8
Medical Products	2.8
Electric — Integrated	2.6
Retail — Building Products	2.6
Electronic Components — Semiconductors	2.3
Computers — Memory Devices	1.9
Chemicals — Diversified	1.8
Medical — HMO	1.8
Applications Software	1.6
Telephone — Integrated	1.6
Aerospace/Defense — Equipment	1.5
Internet Security	1.4
Cable/Satellite TV	1.4
Steel — Producers	1.4
Real Estate Investment Trusts	1.4
Insurance Brokers	1.4
Retail — Drug Store	1.4
Medical — Biomedical/Gene	1.3
Finance — Other Services	1.3
Building & Construction Products — Misc.	1.2
Aerospace/Defense	1.2
Insurance — Life/Health	1.2
Brewery	1.2
Retail — Apparel/Shoe	1.1
Banks — Commercial	1.1
Home Decoration Products	1.0
Building — Residential/Commercial	1.0
Television	1.0
Oil — Field Services	1.0
Multimedia	1.0
Paper & Related Products	1.0
Beverages — Wine/Spirits	0.9
Retail — Auto Parts	0.9
Retail — Major Department Stores	0.8
Tobacco	0.8
Advertising Agencies	0.8
Food — Misc./Diversified	0.7
Coatings/Paint	0.6
Repurchase Agreement	0.6
Cruise Lines	0.4
Registered Investment Companies	0.3

100.2%

*	Calculated as a percentage of net assets

244

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Advertising Agencies — 0.8%
Interpublic Group of Cos., Inc.	46,330	$940,036

Aerospace/Defense — 1.2%
Spirit AeroSystems Holdings, Inc., Class A†	35,555	1,532,776

Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	17,080	1,880,167

Applications Software — 1.6%
Microsoft Corp.	41,864	2,001,518

Banks - Commercial — 1.1%
BB&T Corp.	36,295	1,364,329

Banks - Super Regional — 6.2%
PNC Financial Services Group, Inc.	32,293	2,824,669
Wells Fargo & Co.	87,856	4,786,395

		7,611,064

Beverages - Wine/Spirits — 0.9%
Diageo PLC ADR	9,130	1,124,816

Brewery — 1.2%
Anheuser-Busch InBev NV ADR	12,585	1,472,319

Building & Construction Products - Misc. — 1.2%
Fortune Brands Home & Security, Inc.	34,200	1,536,264

Building - Residential/Commercial — 1.0%
PulteGroup, Inc.	58,280	1,260,596

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	29,574	1,686,901

Chemicals - Diversified — 1.8%
Dow Chemical Co.	29,773	1,449,052
E.I. du Pont de Nemours & Co.	11,232	801,965

		2,251,017

Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	30,200	718,760

Computers - Memory Devices — 1.9%
EMC Corp.	76,255	2,314,339

Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	11,830	519,219

Diversified Banking Institutions — 7.5%
Citigroup, Inc.	55,060	2,971,588
Goldman Sachs Group, Inc.	10,052	1,893,897
JPMorgan Chase & Co.	72,097	4,337,356

		9,202,841

Diversified Manufacturing Operations — 6.2%
3M Co.	8,320	1,331,949
Eaton Corp. PLC	25,495	1,729,326
General Electric Co.	83,974	2,224,471
Illinois Tool Works, Inc.	12,012	1,140,299
Ingersoll-Rand PLC	17,604	1,110,108

		7,536,153

Electric - Integrated — 2.6%
Edison International	17,434	1,108,105
NextEra Energy, Inc.	6,535	682,189
Northeast Utilities	28,684	1,452,558

		3,242,852

Electronic Components - Semiconductors — 2.3%
Intel Corp.	75,972	2,829,957

Security Description	Shares	Value (Note 2)

Finance - Other Services — 1.3%
Intercontinental Exchange, Inc.	6,800	$1,536,732

Food - Misc./Diversified — 0.7%
Kraft Foods Group, Inc.	14,291	859,890

Home Decoration Products — 1.0%
Newell Rubbermaid, Inc.	34,875	1,266,311

Insurance Brokers — 1.4%
Marsh & McLennan Cos., Inc.	29,485	1,668,556

Insurance - Life/Health — 1.2%
Principal Financial Group, Inc.	28,679	1,527,730

Insurance - Multi-line — 3.0%
ACE, Ltd.	17,584	2,010,554
MetLife, Inc.	29,580	1,644,944

		3,655,498

Internet Security — 1.4%
Symantec Corp.	65,965	1,721,027

Investment Management/Advisor Services — 3.1%
Ameriprise Financial, Inc.	12,801	1,686,788
BlackRock, Inc.	5,838	2,096,309

		3,783,097

Medical Products — 2.8%
Baxter International, Inc.	15,010	1,095,730
Covidien PLC	22,532	2,275,732

		3,371,462

Medical - Biomedical/Gene — 1.3%
Amgen, Inc.	9,536	1,576,396

Medical - Drugs — 8.0%
AstraZeneca PLC ADR	19,040	1,412,197
Bristol-Myers Squibb Co.	10,210	602,900
Johnson & Johnson	10,298	1,114,758
Merck & Co., Inc.	56,048	3,385,299
Pfizer, Inc.	30,104	937,740
Roche Holding AG	5,816	1,742,843
Zoetis, Inc.	12,046	541,227

		9,736,964

Medical - HMO — 1.8%
UnitedHealth Group, Inc.	22,025	2,172,326

Multimedia — 1.0%
Thomson Reuters Corp.#	29,850	1,182,060

Networking Products — 2.8%
Cisco Systems, Inc.	125,689	3,474,044

Oil Companies - Exploration & Production — 4.0%
Anadarko Petroleum Corp.	12,310	974,337
EOG Resources, Inc.	14,740	1,278,253
Occidental Petroleum Corp.	12,360	985,957
Pioneer Natural Resources Co.	3,200	458,336
Southwestern Energy Co.†	37,824	1,217,176

		4,914,059

Oil Companies - Integrated — 4.8%
Chevron Corp.	24,521	2,669,601
Exxon Mobil Corp.	22,477	2,035,068
Marathon Oil Corp.	41,867	1,210,794

		5,915,463

Oil - Field Services — 1.0%
Halliburton Co.	28,200	1,190,040

245

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Paper & Related Products — 1.0%
International Paper Co.	21,915	$1,179,465

Real Estate Investment Trusts — 1.4%
Host Hotels & Resorts, Inc.	57,880	1,345,131
Paramount Group, Inc.†	17,800	334,640

		1,679,771

Retail - Apparel/Shoe — 1.1%
PVH Corp.	10,880	1,383,283

Retail - Auto Parts — 0.9%
AutoZone, Inc.†	1,920	1,109,203

Retail - Building Products — 2.6%
Home Depot, Inc.	13,634	1,355,220
Lowe’s Cos., Inc.	28,240	1,802,559

		3,157,779

Retail - Drug Store — 1.4%
CVS Health Corp.	18,234	1,665,858

Retail - Major Department Stores — 0.8%
Nordstrom, Inc.	13,070	998,025

Semiconductor Components - Integrated Circuits — 3.3%
Analog Devices, Inc.	19,509	1,065,972
Marvell Technology Group, Ltd.	94,650	1,355,388
Maxim Integrated Products, Inc.	54,085	1,599,293

		4,020,653

Steel - Producers — 1.4%
Nucor Corp.	12,515	671,180
Steel Dynamics, Inc.	44,886	1,011,730

		1,682,910

Telephone - Integrated — 1.6%
Verizon Communications, Inc.	38,165	1,930,767

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 1.0%
CBS Corp., Class B	21,945	$1,204,342

Tobacco — 0.8%
Philip Morris International, Inc.	10,927	949,884

Total Long-Term Investment Securities
(cost $84,543,383)		121,539,519

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $354,689)	354,689	354,689

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount $692,000 collateralized by $745,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $709,423. (cost $692,000)	$692,000	692,000

TOTAL INVESTMENTS
(cost $85,590,072)(2)	100.2%	122,586,208
Liabilities in excess of other assets	(0.2)	(248,626)

NET ASSETS	100.0%	$122,337,582

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $353,351. This was secured by collateral of $354,689, which was received in cash and subsequently invested in short-term investments currently valued at $354,689 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$121,539,519	$—	$—	$121,539,519
Short-Term Investment Securities	354,689	—	—	354,689
Repurchase Agreement	—	692,000	—	692,000

Total Investments at Value	$121,894,208	$692,000	$—	$122,586,208

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

246

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2014 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$193,042,513	$656,316,473	$61,584,693	$254,784,763	$262,886,500	$682,321,137	$47,480,712
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	220,765,923
Repurchase agreements (cost approximates value)	–	–	–	–	8,880,000	122,000	–

Total Investments	193,042,513	656,316,473	61,584,693	254,784,763	271,766,500	682,443,137	268,246,635

Cash	83,547	662,293	6,044	4,559	–	2,086,123	–
Foreign cash*	21,116	–	–	–	–	–	–
Due from broker	–	–	–	–	77,000	–	5,652,916
Receivable for:
Fund shares sold	82,634	87,240	1,628	25,704	5,328	78,369	428
Dividends and interest	728,493	297,547	98,333	1,035,132	500,239	2,147,171	179,700
Investments sold	259,660	2,785,304	–	998,075	553,895	13,104,637	282,296
Securities lending income	4,875	2,060	856	223	854	2,316	–
Prepaid expenses and other assets	20,602	8,609	2,430	8,909	12,842	8,587	1,877
Due from investment adviser for expense reimbursements/fee waivers	–	–	5,865	–	28,185	3,200	6,191
Variation margin on futures contracts	9,000	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	194,252,440	660,159,526	61,699,849	256,857,365	272,944,843	699,873,540	274,370,043

LIABILITIES:
Payable for:
Fund shares reacquired	47,217	62,062	65,959	43,678	21,921	54,711	353,298
Investments purchased	5,739,795	2,205,461	152,484	23,541,732	654,230	14,388,754	–
Investment advisory and management fees	72,442	387,210	33,582	92,549	176,695	401,106	55,419
Administrative service fee	9,780	35,852	3,238	12,494	14,978	37,719	2,819
Transfer agent fees and expenses	313	834	417	625	313	834	71
Directors’ fees and expenses	5,003	7,964	544	4,520	11,922	9,119	70
Other accrued expenses	59,229	74,757	37,437	56,806	53,672	78,560	48,103
Line of credit	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Variation margin on futures contracts	52,650	–	–	–	4,800	–	360,000
Collateral upon return of securities loaned	10,847,789	5,111,668	2,025,550	898,647	882,512	8,218,580	–
Due to broker	–	–	–	–	–	–	–
Due to custodian	–	–	–	–	241,114	–	–
Call and put options written, at value@	–	–	–	–	–	–	1,114,465
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	16,834,218	7,885,808	2,319,211	24,651,051	2,062,157	23,189,383	1,934,245

NET ASSETS	$177,418,222	$652,273,718	$59,380,638	$232,206,314	$270,882,686	$676,684,157	$272,435,798

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$136,783	$348,674	$37,156	$231,948	$136,692	$482,533	$221,452
Additional paid-in capital	140,544,841	308,521,889	41,383,610	222,011,422	223,882,399	455,515,726	243,639,455
Accumulated undistributed net investment income (loss)	5,067,809	(661,145)	1,426,289	6,690,924	3,677,917	20,249,579	3,648,365
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	16,725,248	89,541,889	3,250,833	(450,315)	(15,599,571)	70,598,641	2,239,013
Unrealized appreciation (depreciation) on investments	15,292,611	254,522,900	13,282,750	3,722,335	58,772,426	129,839,202	21,381,338
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(338,955)	–	–	–	12,823	–	1,306,175
Unrealized foreign exchange gain (loss) on other assets and liabilities	(10,115)	(489)	–	–	–	(1,524)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$177,418,222	$652,273,718	$59,380,638	$232,206,314	$270,882,686	$676,684,157	$272,435,798

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,678,344	34,867,428	3,715,575	23,194,786	13,669,249	48,253,323	22,145,224
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.97	$18.71	$15.98	$10.01	$19.82	$14.02	$12.30

* Cost
Investment securities (unaffiliated)	$177,749,902	$401,793,573	$48,301,943	$251,062,428	$204,114,074	$552,481,935	$46,656,691

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$200,208,606

Foreign cash	$21,205	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$731,197

† Including securities on loan	$13,753,315	$4,721,159	$1,937,749	$879,774	$856,716	$8,156,039	$–

See Notes to Financial Statements

247

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2014 (unaudited) — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$710,053,889	$1,025,347,707	$538,638,975	$440,544,203	$540,644,271	$156,837,302	$1,093,699,846
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	8,916,000	–

Total Investments	710,053,889	1,025,347,707	538,638,975	440,544,203	540,644,271	165,753,302	1,093,699,846

Cash	692	684	835	946	51,429	1,289,321	214,870
Foreign cash*	1,197,731	8,177,379	410,382	105,601	1,559,161	–	2,652
Due from broker	–	–	–	–	590,000	–	–
Receivable for:
Fund shares sold	55,058	82,169	60,518	83,805	54,746	12,741	1,405
Dividends and interest	584,242	2,070,062	782,564	932,273	2,602,327	752,253	1,574,553
Investments sold	1,091,078	515,764	2,035,459	–	2,061,535	–	6,620,724
Securities lending income	10,809	49,387	6,846	4,476	9,256	9	38,876
Prepaid expenses and other assets	23,723	16,496	3,897	13,554	10,188	7,605	19,627
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	9,172,855	–	–

TOTAL ASSETS	713,017,222	1,036,259,648	541,939,476	441,684,858	556,755,768	167,815,231	1,102,172,553

LIABILITIES:
Payable for:
Fund shares reacquired	50,812	72,906	40,162	22,912	38,801	33,272	152,165
Investments purchased	1,589,073	305,368	2,900,216	–	2,412,969	1,288,356	5,544,753
Investment advisory and management fees	426,511	535,987	308,133	178,570	215,033	68,421	571,423
Administrative service fee	37,618	54,125	28,798	24,107	29,142	9,237	55,088
Transfer agent fees and expenses	768	697	730	521	313	938	522
Directors’ fees and expenses	8,356	16,821	3,956	10,660	8,895	4,447	20,000
Other accrued expenses	237,555	165,969	74,077	100,908	107,732	45,835	108,008
Line of credit	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	682,457	266,381	60,346	–	–	–	35
Variation margin on futures contracts	–	–	–	21,900	–	–	–
Collateral upon return of securities loaned	19,193,115	63,809,290	17,292,590	4,544,976	23,393,287	–	87,815,759
Due to broker	–	–	–	–	1,630,000	–	–
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	1,733,960	–	–

TOTAL LIABILITIES	22,226,265	65,227,544	20,709,008	4,904,554	29,570,132	1,450,506	94,267,753

NET ASSETS	$690,790,957	$971,032,104	$521,230,468	$436,780,304	$527,185,636	$166,364,725	$1,007,904,800

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$869,617	$943,210	$586,932	$201,455	$374,318	$152,117	$561,039
Additional paid-in capital	772,726,205	952,730,566	436,128,053	449,841,394	409,507,536	158,527,606	641,295,262
Accumulated undistributed net investment income (loss)	23,514,347	29,934,469	9,395,621	10,920,383	13,732,344	5,239,761	8,107,340
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(133,774,901)	(26,357,389)	19,134,063	(49,515,022)	32,858,200	(1,593,267)	213,776,826
Unrealized appreciation (depreciation) on investments	28,149,295	14,367,112	56,089,528	25,037,770	63,383,822	4,038,508	144,170,500
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	324,989	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(11,149)	(319,483)	(43,383)	(30,665)	7,329,416	–	(6,132)
Accrued capital gains tax on unrealized appreciation (depreciation)	(682,457)	(266,381)	(60,346)	–	–	–	(35)

NET ASSETS	$690,790,957	$971,032,104	$521,230,468	$436,780,304	$527,185,636	$166,364,725	$1,007,904,800

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	86,961,707	94,320,990	58,693,244	20,145,456	37,431,827	15,211,727	56,103,911
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.94	$10.29	$8.88	$21.68	$14.08	$10.94	$17.96

* Cost
Investment securities (unaffiliated)	$681,904,594	$1,010,980,595	$482,549,447	$415,506,433	$477,260,449	$152,798,794	$949,529,346

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$1,203,360	$8,422,562	$412,400	$106,481	$1,586,925	$–	$2,665

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$19,056,803	$63,179,433	$16,754,694	$5,201,761	$22,196,455	$–	$89,378,853

See Notes to Financial Statements

248

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2014 (unaudited) — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND*	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$122,390,089	$766,956,486	$502,124,636	$1,082,966,103	$186,004,800	$622,690,056	$182,574,220
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	15,450,000	–	–	1,973,000

Total Investments	122,390,089	766,956,486	502,124,636	1,098,416,103	186,004,800	622,690,056	184,547,220

Cash	9,456	389,880	38,137	781	887	121,606	27,652
Foreign cash*	–	16,034	1,247,160	914,585	1,003,079	272,376	–
Due from broker	115,000	–	–	–	–	–	–
Receivable for:
Fund shares sold	7,604	353,028	26,911	91,208	1,421	59,831	41,698
Dividends and interest	334,117	287,367	2,152,102	4,049,707	2,004,434	1,334,473	214,194
Investments sold	176,103	7,254,837	–	177,255	702,854	1,211,777	401,780
Securities lending income	259	26,307	1,573	37,472	208	11,209	442
Prepaid expenses and other assets	5,139	7,397	5,774	33,959	7,233	15,633	5,817
Due from investment adviser for expense reimbursements/fee waivers	7,165	–	–	–	–	26,513	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	123,044,932	775,291,336	505,596,293	1,103,721,070	189,724,916	625,743,474	185,238,803

LIABILITIES:
Payable for:
Fund shares reacquired	100,576	56,852	40,303	151,020	21,472	51,949	23,244
Investments purchased	202,357	7,132,365	–	502,105	946,666	42,376	73,588
Investment advisory and management fees	74,054	572,771	190,042	257,586	76,990	453,643	105,472
Administrative service fee	6,665	39,237	26,966	58,576	10,393	33,577	10,171
Transfer agent fees and expenses	626	417	631	1,245	417	730	417
Directors’ fees and expenses	3,932	6,243	5,614	21,022	4,896	15,550	2,519
Other accrued expenses	44,641	76,486	70,828	204,358	57,384	121,956	43,543
Line of credit	–	–	–	–	–	369,286	–
Accrued foreign tax on capital gains	–	45,413	–	–	–	149,560	–
Variation margin on futures contracts	3,600	–	–	216,050	–	–	–
Collateral upon return of securities loaned	701,900	37,137,028	4,901,130	54,490,703	917,020	14,930,404	1,074,060
Due to broker	–	–	–	–	–	–	–
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	58,438	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,138,351	45,125,250	5,235,514	55,902,665	2,035,238	16,169,031	1,333,014

NET ASSETS	$121,906,581	$730,166,086	$500,360,779	$1,047,818,405	$187,689,678	$609,574,443	$183,905,789

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$63,213	$283,260	$445,144	$1,486,572	$157,256	$439,483	$117,832
Additional paid-in capital	99,587,925	321,889,105	470,225,739	1,099,606,756	187,131,832	489,138,307	101,944,976
Accumulated undistributed net investment income (loss)	1,848,573	(3,364,181)	14,160,360	42,797,517	5,413,012	7,950,772	2,632,278
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	1,353,390	146,498,932	1,199,021	(146,941,481)	(295,134)	14,543,334	41,756,475
Unrealized appreciation (depreciation) on investments	19,047,111	264,768,120	14,480,011	50,564,080	(4,634,352)	97,746,825	37,454,228
Unrealized appreciation (depreciation) on futures contracts and written options contracts	6,369	146,426	–	506,810	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(10,163)	(149,496)	(201,849)	(82,936)	(94,718)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(45,413)	–	–	–	(149,560)	–

NET ASSETS	$121,906,581	$730,166,086	$500,360,779	$1,047,818,405	$187,689,678	$609,574,443	$183,905,789

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,321,347	28,326,016	44,514,439	148,657,237	15,725,585	43,948,315	11,783,239
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.28	$25.78	$11.24	$7.05	$11.94	$13.87	$15.61

* Cost
Investment securities (unaffiliated)	$103,342,978	$502,188,366	$487,644,625	$1,032,402,023	$190,639,152	$524,943,231	$145,119,992

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$16,138	$1,380,657	$916,766	$1,037,145	$274,662	$–

@ Premiums received on options written	$–	$204,864	$–	$–	$–	$–	$–

† Including securities on loan	$662,356	$35,753,449	$4,789,485	$52,715,847	$901,228	$14,143,682	$1,078,834

*	See Note 1

See Notes to Financial Statements

249

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2014 (unaudited) — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$420,802,621	$3,415,224,753	$333,513,488	$340,986,981	$314,170,111	$1,085,109,698	$118,520,430
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	13,166,000	–	11,766,000	5,660,000	9,347,000	662,000

Total Investments	420,802,621	3,428,390,753	333,513,488	352,752,981	319,830,111	1,094,456,698	119,182,430

Cash	568,801	873	185,123	1,016	150	1,131,924	536
Foreign cash*	35	–	–	–	–	1,046,903	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	6,606	79,406	6,108	231,554	165,558	13,379	9,760
Dividends and interest	373,473	3,978,156	108,639	132,422	575,149	887,937	33,016
Investments sold	–	2,476,229	3,835,165	–	–	4,982,738	352,761
Securities lending income	1,620	204,128	19,939	–	1,844	43,117	12,987
Prepaid expenses and other assets	8,310	72,092	9,130	24,379	4,480	39,819	2,596
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	110,360	13,875	–	4,398
Variation margin on futures contracts	–	–	–	–	28,746	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	421,761,466	3,435,201,637	337,677,592	353,252,712	320,619,913	1,102,602,515	119,598,484

LIABILITIES:
Payable for:
Fund shares reacquired	56,289	333,344	110,700	89,157	24,217	68,445	27,445
Investments purchased	–	5,794,840	1,866,727	–	–	8,115,588	25,446
Investment advisory and management fees	214,512	688,902	170,674	116,710	98,982	718,403	72,849
Administrative service fee	22,625	177,025	16,657	19,695	16,852	55,417	5,785
Transfer agent fees and expenses	417	1,563	730	1,354	1,042	1,251	313
Directors’ fees and expenses	7,860	66,957	5,422	15,224	3,390	29,891	1,568
Other accrued expenses	61,556	283,249	59,822	94,687	99,921	133,808	40,277
Line of credit	–	–	208,280	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Variation margin on futures contracts	–	692,930	–	–	–	–	–
Collateral upon return of securities loaned	4,958,432	228,329,923	34,844,791	–	5,780,859	72,118,681	14,830,259
Due to broker	–	–	–	–	–	–	–
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	5,321,691	236,368,733	37,283,803	336,827	6,025,263	81,241,484	15,003,942

NET ASSETS	$416,439,775	$3,198,832,904	$300,393,789	$352,915,885	$314,594,650	$1,021,361,031	$104,594,542

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$278,186	$1,115,292	$173,838	$3,535,454	$309,999	$363,336	$65,467
Additional paid-in capital	272,040,299	1,890,257,329	190,467,390	350,008,825	153,548,729	667,459,387	61,838,323
Accumulated undistributed net investment income (loss)	3,327,700	52,903,059	235,122	1,129	4,092,509	(1,157,198)	(625,487)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	75,676,221	282,055,042	60,426,481	(629,523)	5,508,689	161,837,761	27,298,294
Unrealized appreciation (depreciation) on investments	65,119,321	972,210,682	49,090,958	–	150,802,602	192,874,926	16,017,945
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	291,500	–	–	332,122	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,952)	–	–	–	–	(17,181)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$416,439,775	$3,198,832,904	$300,393,789	$352,915,885	$314,594,650	$1,021,361,031	$104,594,542

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	27,818,589	111,529,230	17,383,840	353,545,419	30,999,912	36,333,604	6,546,706
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.97	$28.68	$17.28	$1.00	$10.15	$28.11	$15.98

* Cost
Investment securities (unaffiliated)	$355,683,300	$2,443,014,071	$284,422,530	$340,986,981	$163,367,509	$892,234,772	$102,502,485

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$35	$–	$–	$–	$–	$1,058,809	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$4,866,801	$224,024,820	$33,765,541	$–	$5,687,175	$69,737,559	$14,235,254

See Notes to Financial Statements

250

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2014 (unaudited) — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$379,953,349	$1,188,517,882	$254,021,477	$139,805,913	$4,637,615,231	$121,894,208
Investment securities, at value (affiliated)*†	–	–	–	–	19,504,087	–
Repurchase agreements (cost approximates value)	–	12,659,000	–	–	11,803,000	692,000

Total Investments	379,953,349	1,201,176,882	254,021,477	139,805,913	4,668,922,318	122,586,208

Cash	263,217	64,635	224	–	58,882	26,081
Foreign cash*	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	12,943	11,385	4,974	7,031	140,795	24,791
Dividends and interest	337,164	991,238	320,303	54,703	10,165,712	272,917
Investments sold	2,430,429	525,717	1,036,185	288,484	265,912	471,427
Securities lending income	38,833	265,559	22,025	10,079	22,557	1,282
Prepaid expenses and other assets	15,482	23,412	9,501	5,173	187,562	4,051
Due from investment adviser for expense reimbursements/fee waivers	23,339	–	–	–	–	10,449
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	383,074,756	1,203,058,828	255,414,689	140,171,383	4,679,763,738	123,397,206

LIABILITIES:
Payable for:
Fund shares reacquired	111,909	388,668	62,534	24,886	660,777	20,881
Investments purchased	1,585,487	–	482,269	330,834	10,990,504	553,973
Investment advisory and management fees	261,438	264,863	150,895	83,423	918,381	78,428
Administrative service fee	19,946	60,417	13,580	6,624	254,474	6,787
Transfer agent fees and expenses	313	1,459	626	313	1,975	730
Directors’ fees and expenses	14,043	24,081	4,533	2,237	119,844	3,004
Other accrued expenses	65,620	148,146	51,255	41,862	384,403	41,132
Line of credit	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Variation margin on futures contracts	–	441,210	–	–	87,900	–
Collateral upon return of securities loaned	23,318,597	119,064,891	12,944,581	20,098,230	45,373,554	354,689
Due to broker	–	–	–	–	–	–
Due to custodian	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL LIABILITIES	25,377,353	120,393,735	13,710,273	20,588,409	58,791,812	1,059,624

NET ASSETS	$357,697,403	$1,082,665,093	$241,704,416	$119,582,974	$4,620,971,926	$122,337,582

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$227,646	$509,995	$169,579	$74,921	$1,230,443	$80,562
Additional paid-in capital	195,177,650	686,809,843	177,356,197	70,781,692	2,152,497,858	125,787,331
Accumulated undistributed net investment income (loss)	(39,647)	17,694,666	3,171,468	(417,712)	110,559,571	2,518,867
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	78,237,884	114,303,781	29,174,866	32,498,257	201,467,417	(43,044,119)
Unrealized appreciation (depreciation) on investments	84,093,870	263,035,867	31,832,306	16,645,816	2,153,267,033	36,996,136
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	310,967	–	–	1,949,604	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(26)	–	–	–	(1,195)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$357,697,403	$1,082,665,093	$241,704,416	$119,582,974	$4,620,971,926	$122,337,582

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	22,764,599	50,999,495	16,957,851	7,492,051	123,044,337	8,056,216
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.71	$21.23	$14.25	$15.96	$37.56	$15.19

* Cost
Investment securities (unaffiliated)	$295,859,479	$925,482,015	$222,189,171	$123,160,097	$2,492,300,048	$84,898,072

Investment securities (affiliated)	$–	$–	$–	$–	$11,552,237	$–

Foreign cash	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$22,488,729	$114,247,001	$12,209,872	$19,387,411	$44,131,044	$353,351

See Notes to Financial Statements

251

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2014 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,142,337	$2,248,346	$644,011	$14,743	$2,305,036	$9,490,577	$–
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	14,567	23,122	3,430	2,955	18,756	14,904	–
Interest (unaffiliated)	956,723	721	108	2,502,024	–	539	493,736

Total investment income*	2,113,627	2,272,189	647,549	2,519,722	2,323,792	9,506,020	493,736

EXPENSES:
Investment advisory and management fees	442,584	2,306,512	197,886	506,889	1,072,474	2,341,864	332,436
Administrative service fee	59,749	213,349	19,082	68,430	90,884	219,518	17,423
Transfer agent fees and expenses	617	1,635	818	1,094	616	1,636	138
Custodian fees	44,405	17,798	10,591	16,150	13,561	11,052	10,720
Reports to shareholders	13,012	45,312	4,818	14,209	20,212	47,469	19,026
Audit and tax fees	20,878	15,787	15,794	21,831	15,800	15,816	17,504
Legal fees	6,469	10,737	5,278	6,786	7,864	11,509	7,390
Directors’ fees and expenses	3,724	12,900	1,103	4,157	5,697	13,209	4,926
Interest expense	9	–	–	–	38	110	–
Other expenses	7,121	11,894	6,862	8,166	8,538	12,043	5,816

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	598,568	2,635,924	262,232	647,712	1,235,684	2,674,226	415,379

Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(21,941)	–	(158,540)	(7,490)	10,138
Fees paid indirectly (Note 7)	–	(3,219)	(1,619)	–	(1,715)	–	–

Net expenses	598,568	2,632,705	238,672	647,712	1,075,429	2,666,736	425,517

Net investment income (loss)	1,515,059	(360,516)	408,877	1,872,010	1,248,363	6,839,284	68,219

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,563,053	31,960,056	1,597,922	1,210,240	18,015,728	31,521,219	(227,832)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	2,149,533
Net realized gain (loss) on futures contracts and written options contracts	(79,154)	–	–	–	–	–	(635,075)
Net realized foreign exchange gain (loss) on other assets and liabilities	(21,463)	(1,972)	–	–	(56)	(18,383)	–

Net realized gain (loss) on investments and foreign currencies	6,462,436	31,958,084	1,597,922	1,210,240	18,015,672	31,502,836	1,286,626

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,534,558)	25,008,914	881,905	445,057	(2,680,369)	71,819	564,286
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	5,894,770
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(338,955)	–	–	–	12,823	–	318,706
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(13,685)	(535)	–	–	–	(1,484)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(3,887,198)	25,008,379	881,905	445,057	(2,667,546)	70,335	6,777,762

Net realized and unrealized gain (loss) on investments and foreign currencies	2,575,238	56,966,463	2,479,827	1,655,297	15,348,126	31,573,171	8,064,388

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,090,297	$56,605,947	$2,888,704	$3,527,307	$16,596,489	$38,412,455	$8,132,607

* Net of foreign withholding taxes on interest and dividends of	$27,312	$2,209	$1,366	$968	$21,113	$39,419	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

252

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2014 (unaudited) — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$13,065,241	$9,948,075	$6,861,208	$4,154,395	$3,548,438	$–	$6,593,657
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	72,964	356,629	29,672	42,640	65,994	2,459	107,083
Interest (unaffiliated)	394	760	203	481	3,287,610	2,147,809	357

Total investment income*	13,138,599	10,305,464	6,891,083	4,197,516	6,902,042	2,150,268	6,701,097

EXPENSES:
Investment advisory and management fees	2,636,654	3,462,422	1,694,926	1,097,048	1,345,359	403,742	3,492,848
Administrative service fee	232,793	352,152	157,488	148,101	182,703	54,505	336,870
Transfer agent fees and expenses	1,634	1,430	1,430	1,026	614	1,840	1,028
Custodian fees	292,056	128,586	44,252	33,818	77,006	7,795	30,334
Reports to shareholders	48,771	77,992	30,371	31,345	40,868	11,937	74,212
Audit and tax fees	20,973	20,311	16,544	17,761	21,996	18,610	15,964
Legal fees	16,272	17,795	9,868	10,814	14,768	6,207	16,398
Directors’ fees and expenses	13,840	22,338	8,392	9,202	11,657	3,465	20,948
Interest expense	92	12	–	–	–	–	3,234
Other expenses	12,503	16,328	11,419	15,077	12,667	7,504	15,411

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,275,588	4,099,366	1,974,690	1,364,192	1,707,638	515,605	4,007,247

Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	–	–	–
Fees paid indirectly (Note 7)	(18,685)	(10,056)	(4,420)	–	(4,232)	–	–

Net expenses	3,256,903	4,089,310	1,970,270	1,364,192	1,703,406	515,605	4,007,247

Net investment income (loss)	9,881,696	6,216,154	4,920,813	2,833,324	5,198,636	1,634,663	2,693,850

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(7,228,548)	37,819,537	8,974,169	39,260,985	14,810,169	9,907	103,733,941
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	–	–	768,972	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(440,165)	(134,436)	(63,761)	(118,042)	4,028,199	–	(3,851)

Net realized gain (loss) on investments and foreign currencies	(7,668,713)	37,685,101	8,910,408	39,911,915	18,838,368	9,907	103,730,090

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(15,682,061)	(152,279,398)	4,573,700	(28,801,820)	(31,881,990)	1,489,696	(37,150,082)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	(15,315)	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(27,358)	(316,521)	(44,619)	(30,889)	6,435,865	–	(6,034)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(61,688)	526,495	15,666	–	–	–	(35)

Net unrealized gain (loss) on investments and foreign currencies	(15,771,107)	(152,069,424)	4,544,747	(28,848,024)	(25,446,125)	1,489,696	(37,156,151)

Net realized and unrealized gain (loss) on investments and foreign currencies	(23,439,820)	(114,384,323)	13,455,155	11,063,891	(6,607,757)	1,499,603	66,573,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,558,124)	$(108,168,169)	$18,375,968	$13,897,215	$(1,409,121)	$3,134,266	$69,267,789

* Net of foreign withholding taxes on interest and dividends of	$1,574,754	$784,753	$273,505	$150,689	$177,572	$–	$26,028

** Net of foreign withholding taxes on capital gains of	$252,027	$232,725	$43,345	$–	$–	$–	$–

See Notes to Financial Statements

253

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2014 (unaudited) — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND†	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,199,155	$1,566,472	$174,615	$11,797,975	$–	$4,722,485	$1,518,617
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	2,311	91,772	3,666	114,350	546	103,006	9,665
Interest (unaffiliated)	41	4,481	5,850,675	2,206	3,165,248	1,073	–

Total investment income*	1,201,507	1,662,725	6,028,956	11,914,531	3,165,794	4,826,564	1,528,282

EXPENSES:
Investment advisory and management fees	437,790	3,174,868	1,124,737	1,642,867	476,514	2,857,307	633,296
Administrative service fee	39,401	216,677	159,310	377,450	64,329	211,973	61,068
Transfer agent fees and expenses	1,225	824	1,400	2,317	820	1,430	818
Custodian fees	8,386	19,793	15,741	156,342	18,180	92,130	4,703
Reports to shareholders	8,842	43,143	34,301	83,769	13,878	48,005	12,988
Audit and tax fees	16,444	16,590	19,532	25,210	21,132	20,809	15,790
Legal fees	6,188	14,365	8,829	27,362	8,823	17,663	6,405
Directors’ fees and expenses	2,384	12,527	9,745	24,284	3,968	13,373	3,740
Interest expense	29	–	–	107	–	487	111
Other expenses	6,959	12,241	8,946	28,805	7,146	13,384	8,669

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	527,648	3,511,028	1,382,541	2,368,513	614,790	3,276,561	747,588

Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(31,486)	–	–	–	–	(104,790)	–
Fees paid indirectly (Note 7)	(278)	(3,010)	–	–	–	(759)	(4,681)

Net expenses	495,884	3,508,018	1,382,541	2,368,513	614,790	3,171,012	742,907

Net investment income (loss)	705,623	(1,845,293)	4,646,415	9,546,018	2,551,004	1,655,552	785,375

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,282,039	41,538,119	493,378	44,814,869	193,609	16,804,093	16,060,588
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	35,844	20,547	–	(2,045,000)	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(4)	(9,980)	2,017	(238,990)	(88,201)	(108,790)	(8)

Net realized gain (loss) on investments and foreign currencies	2,317,879	41,548,686	495,395	42,530,879	105,408	16,695,303	16,060,580

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	6,725,128	90,381,773	(8,503,586)	(113,156,498)	(7,301,101)	(30,931,763)	(389,780)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(21,802)	156,006	–	327,486	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(11,910)	(151,227)	(159,833)	(83,002)	(94,345)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	5,676	–	–	–	(76,310)	–

Net unrealized gain (loss) on investments and foreign currencies	6,703,326	90,531,545	(8,654,813)	(112,988,845)	(7,384,103)	(31,102,418)	(389,780)

Net realized and unrealized gain (loss) on investments and foreign currencies	9,021,205	132,080,231	(8,159,418)	(70,457,966)	(7,278,695)	(14,407,115)	15,670,800

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,726,828	$130,234,938	$(3,513,003)	$(60,911,948)	$(4,727,691)	$(12,751,563)	$16,456,175

* Net of foreign withholding taxes on interest and dividends of	$(92)	$25,551	$232	$647,660	$1,143	$305,447	$5,147

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$36,308	$–	$16,859	$–

†	See Note 1

See Notes to Financial Statements

254

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2014 (unaudited) — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,563,089	$24,616,417	$1,329,824	$–	$1,901,335	$4,354,827	$173,629
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	24,458	1,427,663	124,086	–	24,277	236,026	66,214
Interest (unaffiliated)	282	3,499	304	263,464	244	5,757	–

Total investment income*	2,587,829	26,047,579	1,454,214	263,464	1,925,856	4,596,610	239,843

EXPENSES:
Investment advisory and management fees	1,291,466	4,186,642	1,043,569	727,925	555,456	4,278,478	433,953
Administrative service fee	136,209	1,074,913	101,862	122,837	94,214	329,808	34,461
Transfer agent fees and expenses	819	3,111	1,567	2,695	2,082	2,485	614
Custodian fees	9,700	47,367	16,936	7,149	5,198	41,644	10,310
Reports to shareholders	29,807	232,317	23,035	27,104	19,135	68,194	8,078
Audit and tax fees	15,803	16,435	15,832	18,610	16,457	15,885	15,779
Legal fees	8,773	36,637	8,244	7,988	7,294	14,436	5,758
Directors’ fees and expenses	8,621	67,636	6,549	8,034	5,327	20,222	2,314
Interest expense	309	–	222	–	60	10	6
Other expenses	10,744	59,427	8,976	4,929	51,083	13,298	7,890

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,512,251	5,724,485	1,226,792	927,271	756,306	4,784,460	519,163

Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	(682,033)	(16,555)	–	(13,736)
Fees paid indirectly (Note 7)	(1,477)	–	(10,484)	–	–	(28,475)	–

Net expenses	1,510,774	5,724,485	1,216,308	245,238	739,751	4,755,985	505,427

Net investment income (loss)	1,077,055	20,323,094	237,906	18,226	1,186,105	(159,375)	(265,584)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,788,740	132,384,327	20,779,842	4,768	2,636,300	68,687,062	5,424,334
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	1,604,811	–	–	647,525	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(2,707)	–	727	–	–	(87,784)	–

Net realized gain (loss) on investments and foreign currencies	3,786,033	133,989,138	20,780,569	4,768	3,283,825	68,599,278	5,424,334

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	23,235,881	10,279,640	2,375,494	–	38,619,665	52,831,521	7,385,012
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(1,269,922)	–	–	46,954	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,277	–	799	–	–	(29,149)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	23,238,158	9,009,718	2,376,293	–	38,666,619	52,802,372	7,385,012

Net realized and unrealized gain (loss) on investments and foreign currencies	27,024,191	142,998,856	23,156,862	4,768	41,950,444	121,401,650	12,809,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,101,246	$163,321,950	$23,394,768	$22,994	$43,136,549	$121,242,275	$12,543,762

* Net of foreign withholding taxes on interest and dividends of	$45,963	$–	$7,824	$–	$551	$159,127	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

255

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2014 (unaudited) — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,754,637	$7,501,499	$2,231,740	$329,865	$46,019,742	$1,326,625
Dividends (affiliated)	–	–	–	–	92,624	–
Securities lending income	170,757	1,532,994	85,412	37,482	210,939	2,468
Interest (unaffiliated)	1,429	1,064	542	–	6,078	–

Total investment income*	1,926,823	9,035,557	2,317,694	367,347	46,329,383	1,329,093

EXPENSES:
Investment advisory and management fees	1,587,350	1,622,345	930,081	518,488	5,550,405	477,217
Administrative service fee	121,077	370,348	83,707	41,174	1,534,837	41,298
Transfer agent fees and expenses	616	2,896	1,226	614	3,755	1,430
Custodian fees	21,666	33,472	9,339	8,660	64,969	8,095
Reports to shareholders	27,460	80,907	18,961	9,695	325,600	9,479
Audit and tax fees	15,813	16,607	15,816	15,786	16,459	15,797
Legal fees	9,181	15,272	7,007	5,352	47,584	6,015
Directors’ fees and expenses	7,955	24,117	5,371	2,705	93,812	2,563
Interest expense	167	292	–	–	–	–
Other expenses	13,522	14,867	9,605	6,903	76,319	8,153

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,804,807	2,181,123	1,081,113	609,377	7,713,740	570,047

Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(136,628)	–	–	–	–	(50,001)
Fees paid indirectly (Note 7)	(12,738)	–	(10,093)	(5,022)	–	–

Net expenses	1,655,441	2,181,123	1,071,020	604,355	7,713,740	520,046

Net investment income (loss)	271,382	6,854,434	1,246,674	(237,008)	38,615,643	809,047

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	25,969,696	59,273,159	13,997,059	5,139,554	85,744,241	4,815,264
Net realized gain (loss) on investments (affiliated)	–	–	–	–	413,480	–
Net realized gain (loss) on futures contracts and written options contracts	–	(734,225)	–	–	9,620,716	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(119)	142	–	(10)	–	115

Net realized gain (loss) on investments and foreign currencies	25,969,577	58,539,076	13,997,059	5,139,544	95,778,437	4,815,379

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(9,749,873)	(23,455,065)	(8,549,567)	6,451,808	230,607,033	2,752,175
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	(172,836)	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,743,151	–	–	(2,210,993)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(75)	(31)	–	(21)	–	(1,549)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(9,749,948)	(21,711,945)	(8,549,567)	6,451,787	228,223,204	2,750,626

Net realized and unrealized gain (loss) on investments and foreign currencies	16,219,629	36,827,131	5,447,492	11,591,331	324,001,641	7,566,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,491,011	$43,681,565	$6,694,166	$11,354,323	$362,617,284	$8,375,052

* Net of foreign withholding taxes on interest and dividends of	$5,503	$3,699	$7,901	$1,404	$13,468	$5,285

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

256

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,515,059	$3,310,479	$(360,516)	$(573,007)	$408,877	$1,017,630	$1,872,010	$3,991,318
Net realized gain (loss) on investments and foreign currencies	6,462,436	10,481,681	31,958,084	59,383,511	1,597,922	3,161,247	1,210,240	(688,221)
Net unrealized gain (loss) on investments and foreign currencies	(3,887,198)	5,460,862	25,008,379	64,585,834	881,905	3,529,560	445,057	1,314,991

Net increase (decrease) in net assets resulting from operations	4,090,297	19,253,022	56,605,947	123,396,338	2,888,704	7,708,437	3,527,307	4,618,088

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,034,040)	–	(1,020,429)	–	(658,578)	–	(5,583,373)
Net realized gain on securities	–	(9,470,291)	–	(22,993,791)	–	–	–	(2,713,195)

Total distributions to shareholders	–	(12,504,331)	–	(24,014,220)	–	(658,578)	–	(8,296,568)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(3,015,653)	5,806,809	(19,779,251)	20,839,194	2,817,135	4,723,837	32,128,530	(29,789,313)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,074,644	12,555,500	36,826,696	120,221,312	5,705,839	11,773,696	35,655,837	(33,467,793)
NET ASSETS:
Beginning of period	176,343,578	163,788,078	615,447,022	495,225,710	53,674,799	41,901,103	196,550,477	230,018,270

End of period†	$177,418,222	$176,343,578	$652,273,718	$615,447,022	$59,380,638	$53,674,799	$232,206,314	$196,550,477

† Includes accumulated undistributed net investment income (loss)	$5,067,809	$3,552,750	$(661,145)	$(300,629)	$1,426,289	$1,017,412	$6,690,924	$4,818,914

See Notes to Financial Statements

257

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,248,363	$2,432,568	$6,839,284	$13,411,775	$68,219	$2,907,659	$9,881,696	$14,197,831
Net realized gain (loss) on investments and foreign currencies	18,015,672	30,117,631	31,502,836	65,821,166	1,286,626	1,652,272	(7,668,713)	(2,870,766)
Net unrealized gain (loss) on investments and foreign currencies	(2,667,546)	15,767,980	70,335	11,193,506	6,777,762	13,773,665	(15,771,107)	2,530,150

Net increase (decrease) in net assets resulting from operations	16,596,489	48,318,179	38,412,455	90,426,447	8,132,607	18,333,596	(13,558,124)	13,857,215

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,126,657)	–	(12,390,438)	–	–	–	(9,729,373)
Net realized gain on securities	–	–	–	–	–	(594,836)	–	–

Total distributions to shareholders	–	(3,126,657)	–	(12,390,438)	–	(594,836)	–	(9,729,373)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(14,579,939)	(18,692,623)	17,238,540	(24,502,148)	9,301,885	150,358,741	25,943,354	(24,201,829)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,016,550	26,498,899	55,650,995	53,533,861	17,434,492	168,097,501	12,385,230	(20,073,987)
NET ASSETS:
Beginning of period	268,866,136	242,367,237	621,033,162	567,499,301	255,001,306	86,903,805	678,405,727	698,479,714

End of period†	$270,882,686	$268,866,136	$676,684,157	$621,033,162	$272,435,798	$255,001,306	$690,790,957	$678,405,727

† Includes accumulated undistributed net investment income (loss)	$3,677,917	$2,429,554	$20,249,579	$13,410,295	$3,648,365	$3,580,146	$23,514,347	$13,632,651

See Notes to Financial Statements

258

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,216,154	$24,932,249	$4,920,813	$9,575,642	$2,833,324	$8,342,756	$5,198,636	$14,814,679
Net realized gain (loss) on investments and foreign currencies	37,685,101	29,005,677	8,910,408	16,805,675	39,911,915	49,781,457	18,838,368	23,400,967
Net unrealized gain (loss) on investments and foreign currencies	(152,069,424)	135,471,988	4,544,747	6,662,236	(28,848,024)	19,765,455	(25,446,125)	34,541,390

Net increase (decrease) in net assets resulting from operations	(108,168,169)	189,409,914	18,375,968	33,043,553	13,897,215	77,889,668	(1,409,121)	72,757,036

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(19,579,170)	–	(20,312,399)	–	(6,041,120)	–	(17,494,448)
Net realized gain on securities	–	–	–	(24,544,043)	–	–	–	–

Total distributions to shareholders	–	(19,579,170)	–	(44,856,442)	–	(6,041,120)	–	(17,494,448)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	2,008,403	(5,663,936)	89,772,014	40,352,404	(17,088,534)	67,578,045	(23,479,318)	31,751,314

TOTAL INCREASE (DECREASE) IN NET ASSETS	(106,159,766)	164,166,808	108,147,982	28,539,515	(3,191,319)	139,426,593	(24,888,439)	87,013,902
NET ASSETS:
Beginning of period	1,077,191,870	913,025,062	413,082,486	384,542,971	439,971,623	300,545,030	552,074,075	465,060,173

End of period†	$971,032,104	$1,077,191,870	$521,230,468	$413,082,486	$436,780,304	$439,971,623	$527,185,636	$552,074,075

† Includes accumulated undistributed net investment income (loss)	$29,934,469	$23,718,315	$9,395,621	$4,474,808	$10,920,383	$8,087,059	$13,732,344	$8,533,708

See Notes to Financial Statements

259

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND
	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,634,663	$3,270,126	$2,693,850	$5,783,801	$705,623	$1,151,029	$(1,845,293)	$(3,037,445)
Net realized gain (loss) on investments and foreign currencies	9,907	(921,210)	103,730,090	123,044,222	2,317,879	13,429,376	41,548,686	109,056,907
Net unrealized gain (loss) on investments and foreign currencies	1,489,696	(720,265)	(37,156,151)	44,361,961	6,703,326	5,412,252	90,531,545	29,544,189

Net increase (decrease) in net assets resulting from operations	3,134,266	1,628,651	69,267,789	173,189,984	9,726,828	19,992,657	130,234,938	135,563,651

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,636,430)	–	(8,021,572)	–	(842,484)	–	–
Net realized gain on securities	–	(595,233)	–	–	–	–	–	(19,465,321)

Total distributions to shareholders	–	(4,231,663)	–	(8,021,572)	–	(842,484)	–	(19,465,321)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	1,108,985	27,938,383	(76,005,077)	25,932,733	(2,225,511)	(411,542)	19,773,902	51,961,104

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,243,251	25,335,371	(6,737,288)	191,101,145	7,501,317	18,738,631	150,008,840	168,059,434
NET ASSETS:
Beginning of period	162,121,474	136,786,103	1,014,642,088	823,540,943	114,405,264	95,666,633	580,157,246	412,097,812

End of period†	$166,364,725	$162,121,474	$1,007,904,800	$1,014,642,088	$121,906,581	$114,405,264	$730,166,086	$580,157,246

† Includes accumulated undistributed net investment income (loss)	$5,239,761	$3,605,098	$8,107,340	$5,413,490	$1,848,573	$1,142,950	$(3,364,181)	$(1,518,888)

See Notes to Financial Statements

260

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND*		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND
	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,646,415	$9,514,314	$9,546,018	$35,212,238	$2,551,004	$4,935,805	$1,655,552	$7,497,314
Net realized gain (loss) on investments and foreign currencies	495,395	706,528	42,530,879	53,314,826	105,408	(1,851,877)	16,695,303	52,945,662
Net unrealized gain (loss) on investments and foreign currencies	(8,654,813)	(6,641,933)	(112,988,845)	88,931,985	(7,384,103)	4,257,652	(31,102,418)	33,094,524

Net increase (decrease) in net assets resulting from operations	(3,513,003)	3,578,909	(60,911,948)	177,459,049	(4,727,691)	7,341,580	(12,751,563)	93,537,500

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(8,540,718)	–	(27,041,667)	–	(3,330,576)	–	(10,866,892)
Net realized gain on securities	–	(2,261,140)	–	–	–	(2,078,189)	–	–

Total distributions to shareholders	–	(10,801,858)	–	(27,041,667)	–	(5,408,765)	–	(10,866,892)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	34,817,309	29,962,898	(66,109,790)	23,472,754	3,176,652	2,717,618	(23,706,030)	(39,724,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,304,306	22,739,949	(127,021,738)	173,890,136	(1,551,039)	4,650,433	(36,457,593)	42,945,831
NET ASSETS:
Beginning of period	469,056,473	446,316,524	1,174,840,143	1,000,950,007	189,240,717	184,590,284	646,032,036	603,086,205

End of period†	$500,360,779	$469,056,473	$1,047,818,405	$1,174,840,143	$187,689,678	$189,240,717	$609,574,443	$646,032,036

† Includes accumulated undistributed net investment income (loss)	$14,160,360	$9,513,945	$42,797,517	$33,251,499	$5,413,012	$2,862,008	$7,950,772	$6,295,220

*	See Note 1

See Notes to Financial Statements

261

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND
	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$785,375	$1,847,913	$1,077,055	$2,232,193	$20,323,094	$32,525,210	$237,906	$(158,670)
Net realized gain (loss) on investments and foreign currencies	16,060,580	26,110,031	3,786,033	76,598,426	133,989,138	184,974,580	20,780,569	42,085,599
Net unrealized gain (loss) on investments and foreign currencies	(389,780)	3,094,041	23,238,158	(2,734,223)	9,009,718	278,473,292	2,376,293	(4,771,028)

Net increase (decrease) in net assets resulting from operations	16,456,175	31,051,985	28,101,246	76,096,396	163,321,950	495,973,082	23,394,768	37,155,901

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,608,872)	–	(1,893,384)	–	(34,843,990)	–	(1,496,140)
Net realized gain on securities	–	(11,817,255)	–	(29,860,274)	–	(130,271,727)	–	(3,561,209)

Total distributions to shareholders	–	(13,426,127)	–	(31,753,658)	–	(165,115,717)	–	(5,057,349)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,199,586)	1,406,520	(19,711,275)	(3,820,150)	(143,519,921)	(77,134,315)	(20,068,546)	4,831,238

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,256,589	19,032,378	8,389,971	40,522,588	19,802,029	253,723,050	3,326,222	36,929,790
NET ASSETS:
Beginning of period	179,649,200	160,616,822	408,049,804	367,527,216	3,179,030,875	2,925,307,825	297,067,567	260,137,777

End of period†	$183,905,789	$179,649,200	$416,439,775	$408,049,804	$3,198,832,904	$3,179,030,875	$300,393,789	$297,067,567

† Includes accumulated undistributed net investment income (loss)	$2,632,278	$1,846,903	$3,327,700	$2,250,645	$52,903,059	$32,579,965	$235,122	$(2,784)

See Notes to Financial Statements

262

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MONEY MARKET I FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$18,226	$37,954	$1,186,105	$2,911,236	$(159,375)	$(1,537,461)	$(265,584)	$(717,026)
Net realized gain (loss) on investments and foreign currencies	4,768	8,056	3,283,825	5,597,196	68,599,278	182,374,847	5,424,334	22,832,508
Net unrealized gain (loss) on investments and foreign currencies	–	–	38,666,619	44,368,476	52,802,372	39,169,583	7,385,012	(7,552,443)

Net increase (decrease) in net assets resulting from operations	22,994	46,010	43,136,549	52,876,908	121,242,275	220,006,969	12,543,762	14,563,039

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,226)	(37,954)	–	(1,962,139)	–	(1,174,500)	–	–
Net realized gain on securities	–	–	–	(1,258,894)	–	–	–	(9,763,467)

Total distributions to shareholders	(18,226)	(37,954)	–	(3,221,033)	–	(1,174,500)	–	(9,763,467)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(13,856,691)	(11,326,475)	16,338,108	2,869,481	(36,569,007)	(54,758,443)	(9,359,166)	14,387,907

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,851,923)	(11,318,419)	59,474,657	52,525,356	84,673,268	164,074,026	3,184,596	19,187,479
NET ASSETS:
Beginning of period	366,767,808	378,086,227	255,119,993	202,594,637	936,687,763	772,613,737	101,409,946	82,222,467

End of period†	$352,915,885	$366,767,808	$314,594,650	$255,119,993	$1,021,361,031	$936,687,763	$104,594,542	$101,409,946

† Includes accumulated undistributed net investment income (loss)	$1,129	$1,129	$4,092,509	$2,906,404	$(1,157,198)	$(997,823)	$(625,487)	$(359,903)

See Notes to Financial Statements

263

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$271,382	$57,479	$6,854,434	$11,205,003	$1,246,674	$2,168,553	$(237,008)	$(603,518)
Net realized gain (loss) on investments and foreign currencies	25,969,577	53,566,087	58,539,076	61,917,804	13,997,059	39,977,823	5,139,544	28,534,628
Net unrealized gain (loss) on investments and foreign currencies	(9,749,948)	4,287,514	(21,711,945)	89,021,381	(8,549,567)	8,499,367	6,451,787	(7,602,561)

Net increase (decrease) in net assets resulting from operations	16,491,011	57,911,080	43,681,565	162,144,188	6,694,166	50,645,743	11,354,323	20,328,549

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,201,353)	–	(13,977,039)	–	(1,802,415)	–	(41,716)
Net realized gain on securities	–	(16,963,418)	–	(25,815,375)	–	–	–	(4,202,101)

Total distributions to shareholders	–	(18,164,771)	–	(39,792,414)	–	(1,802,415)	–	(4,243,817)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(22,600,540)	(26,784,516)	(67,881,500)	155,988	(14,568,488)	(25,404,462)	(16,610,157)	(528,577)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,109,529)	12,961,793	(24,199,935)	122,507,762	(7,874,322)	23,438,866	(5,255,834)	15,556,155
NET ASSETS:
Beginning of period	363,806,932	350,845,139	1,106,865,028	984,357,266	249,578,738	226,139,872	124,838,808	109,282,653

End of period†	$357,697,403	$363,806,932	$1,082,665,093	$1,106,865,028	$241,704,416	$249,578,738	$119,582,974	$124,838,808

† Includes accumulated undistributed net investment income (loss)	$(39,647)	$(311,029)	$17,694,666	$10,840,232	$3,171,468	$1,924,794	$(417,712)	$(180,704)

See Notes to Financial Statements

264

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (unaudited)	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$38,615,643	$71,952,192	$809,047	$1,710,803
Net realized gain (loss) on investments and foreign currencies	95,778,437	178,654,814	4,815,379	3,384,662
Net unrealized gain (loss) on investments and foreign currencies	228,223,204	519,971,103	2,750,626	12,474,893

Net increase (decrease) in net assets resulting from operations	362,617,284	770,578,109	8,375,052	17,570,358

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(71,303,393)	–	(1,912,183)
Net realized gain on securities	–	(99,954,931)	–	–

Total distributions to shareholders	–	(171,258,324)	–	(1,912,183)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(214,648,562)	(100,847,335)	(7,901,476)	(5,096,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	147,968,722	498,472,450	473,576	10,561,398
NET ASSETS:
Beginning of period	4,473,003,204	3,974,530,754	121,864,006	111,302,608

End of period†	$4,620,971,926	$4,473,003,204	$122,337,582	$121,864,006

† Includes accumulated undistributed net investment income (loss)	$110,559,571	$71,943,928	$2,518,867	$1,709,820

See Notes to Financial Statements

265

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Equities Index Fund**
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	International Growth Fund
Capital Conservation Fund	Large Cap Core Fund
Core Equity Fund	Large Capital Growth Fund
Dividend Value Fund	Mid Cap Index Fund
Dynamic Allocation Fund*	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Money Market I Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund

*	The Dynamic Allocation Fund invests under normal conditions approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds (“ETFs”), fixed income securities and short-term investments (the “Overlay Component”).
**	Effective June 16, 2014, the International Equities Fund was renamed the “International Equities Index Fund” and changed its investment objective. The International Equities Index Fund seeks long-term capital growth through investments in equity securities that, as a group, are expected to provide investment results closely corresponding to the performance of the MSCI EAFE Index.

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

266

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of November 30, 2014 is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board- approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the six months

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

ended November 30, 2014, the Global Strategy Fund used Forward Contracts to attempt protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of November 30, 2014, the Global Strategy Fund had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

At November 30, 2014, the due to/from broker amount as disclosed in the Statement of Assets and Liabilities for the Global Strategy Fund include amounts set aside as collateral for open forward foreign currency contracts.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the six months ended November 30, 2014, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of November 30, 2014, the following Funds had open futures contracts: Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended November 30, 2014, the Dynamic Allocation Fund and the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of November 30, 2014, the Dynamic Allocation Fund and the Health Sciences Fund had open option contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the six months ended November 30, 2014 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding as of May 31, 2014	—	$—	437	$200,950
Options written	88,981	1,524,097	813	526,143
Options terminated in closing purchase transactions	(88,100)	(792,900)	(323)	(154,785)
Options exercised	—	—	(321)	(147,696)
Options expired	—	—	(332)	(219,748)

Options outstanding as of November 30, 2014	881	$731,197	274	$204,864

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2014. For a detailed presentation of derivatives held as of November 30, 2014, please refer to the Portfolio of Investments:

	Asset Allocation Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$9,000	Variation margin on futures contracts	$52,650

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(79,154)	$(338,955)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,854,330
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(338,955) as reported in the Portfolio of Investments.

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Core Equity Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,800

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$—	$12,823

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $275,507
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $12,823 as reported in the Portfolio of Investments.

	Dynamic Allocation Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)(4)(5)(7)	Call and put options purchased, at value	$1,070,415	Call and put options purchased, at value	$—
	Call and put options written, at value	—	Call and put options written, at value	1,114,465
	Variation margin on futures contracts	—	Variation margin on futures contracts	360,000

		$1,070,415		$1,474,465

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(4)(5)(6)(8)	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	$(41,363)	$(488,989)
	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(635,075)	318,706

		$(676,438)	$(170,283)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $64,092,500
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,689,443 as reported in the Portfolio of Investments.
(4)	The average value outstanding for equity purchased options contracts was $178,403
(5)	The average value outstanding for equity written options contracts was $185,744
(6)	The realized gain (loss) on options purchased is included in net realized gain (loss) on investments.
(7)	Purchased options contracts are included in investments at value (unaffiliated).
(8)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments.

	Global Social Awareness Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$21,900

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$768,972	$(15,315)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,672,933
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $324,989 as reported in the Portfolio of Investments.

	Global Strategy Fund
Derivative Contracts(1)	Asset Derivatives 2014		Liability Derivatives 2014
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$9,172,855	Unrealized depreciation on forward foreign currency contracts	$1,733,960

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$4,153,720	$6,553,430

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $167,664,362.

	Growth & Income Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$3,600

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$35,844	$(21,802)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,056,445
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $6,369 as reported in the Portfolio of Investments.

	Health Sciences Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts(2)	Call and put options written, at value	$—	Call and put options written, at value	$58,438

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$20,547	$156,006

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity written options contracts was $358,942

	International Equities Index Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$216,050

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(2,045,000)	$327,486

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $27,873,402
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $506,810 as reported in the Portfolio of Investments.

	Mid Cap Index Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$692,930

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$1,604,811	$(1,269,922)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $50,476,555
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $291,500 as reported in the Portfolio of Investments.

	Nasdaq-100® Index Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$28,746	Variation margin on futures contracts	$—

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$647,525	$46,954

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $12,404,353
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $332,122 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$441,210

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(734,225)	$1,743,151

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $20,159,678
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $310,967 as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$87,900

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$9,620,716	$(2,210,993)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $87,283,213
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,949,604 as reported in the Portfolio of Investments.

273

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of November 30, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Fund does not have a derivative or financial asset or liability, a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements and securities on loan held by a Fund as of November 30, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Fund’s holdings in repurchase agreements and securities on loan:

	Asset Allocation Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Equity contracts
Exchange traded	$9,000	$—	$9,000

Total derivatives, not subject to a master netting arrangement or similar arrangement	$9,000	$—	$9,000

	Asset Allocation Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Exchange traded	$52,650	$—	$52,650

Total derivatives, not subject to a master netting arrangement or similar arrangement	$52,650	$—	$52,650

274

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Core Equity Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Exchange traded	$4,800	$—	$4,800

Total derivatives, subject to a master netting arrangement or similar arrangement	$4,800	$—	$4,800

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
UBS Securities LLC*	$4,800	$—	$(4,800)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — UBS Securities LLC as Futures Commission Merchant.

275

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Dynamic Allocation Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Equity contracts
Over-the-counter	$1,070,415	$—	$1,070,415

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,070,415	$—	$1,070,415

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Morgan Stanley Co., Inc.*	$1,070,415	$(1,070,415)	$—	$—

	Dynamic Allocation Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Exchange traded	$360,000	$—	$360,000
Over-the-counter	1,114,165	—	1,114,165

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,474,165	$—	$1,474,165

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$360,000	$—	$(360,000)	$—
Morgan Stanley Co., Inc.	1,114,165	(1,070,415)	—	43,750

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,474,165	$(1,070,415)	$(360,000)	$43,750

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant.

276

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Global Social Awareness Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Exchange traded	$21,900	$—	$21,900

Total derivatives, subject to a master netting arrangement or similar arrangement	$21,900	$—	$21,900

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citigroup Global Markets, Inc.*	$21,900	$—	$(21,900)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant.

277

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Global Strategy Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Foreign Exchange Contracts	$9,172,855	$—	$9,172,855

Total derivatives, subject to a master netting arrangement or similar arrangement	$9,172,855	$—	$9,172,855

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of America, N.A	$188,313	$—	$—	$188,313
Barclays Investments, Inc	2,117,756	(151,243)	—	1,966,513
Citibank, N.A	1,325,807	(83,234)	(1,237,510)†	5,063
Deutsche Bank AG	1,526,424	(652,677)	—	873,747
Goldman Sachs International	221,573	—	—	221,573
HSBC Bank PLC	806,238	(291,028)	—	515,210
JPMorgan Chase & Co	1,917,567	(317,065)	(1,600,502)	—
Morgan Stanley & Co. Inc	682	(682)	—	—
Standard Chartered Bank	1,003,456	—	—	1,003,456
UBS AG	65,039	(2,150)	—	62,889

	$9,172,855	$(1,498,079)	$(2,838,012)	$4,836,764

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	The amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
†	At November 30, 2014, the Fund received the following collateral for derivatives:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	0.75 to 0.88	04/30/17 to 02/28/18	$1,237,510

278

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Global Strategy Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Foreign Exchange Contracts	$1,733,960	$—	$1,733,960

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,733,960	$—	$1,733,960

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Barclays Investments, Inc	$151,243	$(151,243)	$—	$—
Citibank, N.A	83,234	(83,234)	—	—
Deutsche Bank AG	652,677	(652,677)	—	—
HSBC Bank PLC	291,028	(291,028)	—	—
JPMorgan Chase & Co	317,065	(317,065)	—	—
Morgan Stanley & Co. Inc	236,563	(682)	—	235,881
UBS AG	2,150	(2,150)	—	—

	$1,733,960	$(1,498,079)	$—	$235,881

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

279

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Growth & Income Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Exchange traded	$3,600	$—	$3,600

Total derivatives, subject to a master netting arrangement or similar arrangement	$3,600	$—	$3,600

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$3,600	$—	$(3,600)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant.

	Health Sciences Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Over-the-counter	$58,438	$—	$58,438

Total derivatives, subject to a master netting arrangement or similar arrangement	$58,438	$—	$58,438

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citigroup Global Markets, Inc.	$57,288	$—	$—	$57,288
Morgan Stanley & Co. LLC	1,150	—	—	1,150

	$58,438	$—	$—	$58,438

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

280

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	International Equities Index Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Exchange traded	$216,050	$—	$216,050

Total derivatives, subject to a master netting arrangement or similar arrangement	$216,050	$—	$216,050

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citigroup Global Markets, Inc.*	$216,050	$—	$(216,050)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant.

	Mid Cap Index Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Exchange traded	$692,930	$—	$692,930

Total derivatives, subject to a master netting arrangement or similar arrangement	$692,930	$—	$692,930

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citigroup Global Markets, Inc.*	$692,930	$—	$(692,930)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant.

281

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Nasdaq-100® Index Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Equity contracts
Exchange traded	$28,746	$—	$28,746

Total derivatives, subject to a master netting arrangement or similar arrangement	$28,746	$—	$28,746

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citigroup Global Markets, Inc.*	$28,746	$—	$—	$28,746

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant.

	Small Cap Index Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Exchange traded	$441,210	$—	$441,210

Total derivatives, subject to a master netting arrangement or similar arrangement	$441,210	$—	$441,210

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citigroup Global Markets, Inc.*	$441,210	$—	$(441,210)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant.

282

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Stock Index Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Exchange traded	$87,900	$—	$87,900

Total derivatives, subject to a master netting arrangement or similar arrangement	$87,900	$—	$87,900

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citigroup Global Markets, Inc.*	$87,900	$—	$(87,900)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation- indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

As of November 30, 2014, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.06%	$122,000
International Equities Index	8.15%	15,450,000
Mid Cap Index	6.94%	13,166,000
Money Market I	6.20%	11,766,000
Nasdaq-100® Index	2.98%	5,660,000
Small Cap Index	6.68%	12,659,000
Stock Index	6.22%	11,803,000

283

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated November 28, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $189,628,000, a repurchase price of $189,628,000, and a maturity date of December 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	6/30/2019	$154,020,000	$156,226,182
U.S. Treasury Notes	2.13%	8/15/2021	35,445,000	36,158,366
U.S. Treasury Bonds	8.00%	11/15/2021	20,000	28,032
U.S. Treasury Bonds	8.13%	08/15/21	710,000	1,008,463

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund’s yield.

Mortgage-Backed Dollar Rolls: During the six months ended November 30, 2014, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended November 30, 2014, the Asset Allocation Fund and Capital Conservation Fund had realized gains (losses) from mortgage-backed dollar rolls of $31,561 and $246,145, respectively.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, a Fund, except for the Dynamic Allocation Fund and the Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as securities lending income.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

284

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 — 2013 or expected to be taken in each Fund’s 2014 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates.

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million

285

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion

286

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2015. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, fares and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Global Real Estate	0.95%
Government Securities	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

For the six months ended November 30, 2014, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$21,941
Core Equity	158,540
Dividend Value	7,490
Dynamic Allocation	6,191
Growth & Income	31,486

287

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Amount
International Growth	$104,790
Money Market I	—
Nasdaq-100® Index	16,555
Small Cap Aggressive Growth	13,736
Small Cap	136,628
Value	50,001

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2014, VALIC voluntarily waived $682,033 of expenses for the Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended November 30, 2014, the amount recouped by VALIC for the Dynamic Allocation Fund was $16,329.

At November 30, 2014, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2015	May 31, 2016	May 31, 2017
Dynamic Allocation	$32,617	$34,131	$6,191

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S., LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Growth & Income Fund and Government Securities Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Growth Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

RS Investment Management Co., LLC (“RS Investments”)—subadviser for the Small Cap Aggressive Growth Fund

SunAmerica Asset Management, LLC (“SunAmerica”)†*—subadviser for the Global Social Awareness Fund, International Equities Index Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for a portion of the Small Cap Special Values Fund.

†	Effective June 16, 2014, SunAmerica replaced PineBridge as subadviser of the Global Social Awareness Fund.
*	Effective June 16, 2014, SunAmerica replaced PineBridge as subadviser of the International Equities Index Fund**.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended November 30, 2014, VALIC earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

Effective September 1, 2014, VC I, on behalf of each Fund, entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of the Funds’ adviser, VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable [universal] life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. Prior to September 1, 2014, VALIC provided the aforementioned services to the Series and VC II under a substantially similar agreement for the same annual fee. For the six months ended November 30, 2014, VRSCO and/or VALIC earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different investment options that are specified in the plan as selected by the directors. For the six months ended November 30, 2014, certain directors of VC I have deferred $13,688 of director compensation.

At November 30, 2014, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Asset Allocation	100.00%
Blue Chip Growth	99.98%
Broad Cap Value Income	100.00%
Capital Conservation	100.00%
Core Equity	100.00%
Dividend Value	100.00%
Dynamic Allocation	100.00%
Emerging Economies	100.00%
Foreign Value	100.00%
Global Real Estate	100.00%
Global Social Awareness	100.00%
Global Strategy	100.00%
Government Securities	98.91%
Growth	100.00%
Growth & Income	97.21%
Health Sciences	99.97%
Inflation Protected	100.00%
International Equities Index	99.64%
International Government Bond	100.00%
International Growth	100.00%
Large Cap Core	100.00%
Large Capital Growth	100.00%
Mid Cap Index	99.47%
Mid Cap Strategic Growth	100.00%
Money Market I	95.54%
Nasdaq-100® Index	98.04%
Science & Technology	99.75%
Small Cap Aggressive Growth	100.00%
Small Cap	100.00%
Small Cap Index	98.85%
Small Cap Special Values	100.00%
Small-Mid Growth	100.00%
Stock Index	96.39%
Value	100.00%

@	The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay SunAmerica an Accounting Basis Point Fee solely with respect the Overlay Component and no fee with respect to the Fund-of-Funds Component.

289

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As disclosed in the Portfolio of Investments, certain funds owned shares of various VCI or VALIC Co. II Funds and securities issued by AIG or an affiliate thereof. For the six months ended November 30, 2014, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2014	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2014
VALIC Co. I Blue Chip Growth Fund	$10,158,904	$—	$—	$618,682	$262,982	$68,408	$903,017	$11,486,029
VALIC Co. I Broad Cap Value Income Fund	10,183,124	—	—	618,682	262,982	68,184	476,139	11,083,147
VALIC Co. I Capital Conservation Fund	14,245,965	—	—	866,154	368,175	(7,430)	262,384	14,998,898
VALIC Co. I Dividend Value Fund	6,208,175	—	—	371,209	157,789	38,545	343,689	6,803,829
VALIC Co. I Emerging Economies Fund	6,256,988	—	—	371,209	157,789	(1,072)	(147,525)	6,321,811
VALIC Co. I Foreign Value Fund	6,564,665	—	—	4,321,271	262,982	38,478	(1,107,508)	9,553,924
VALIC Co. I Global Real Estate Fund	4,283,433	—	—	247,472	105,193	2,791	151,012	4,579,515
VALIC Co. I Government Securities Fund	9,822,076	—	—	492,356	1,910,386	(76,320)	234,689	8,562,415
VALIC Co. I Growth Fund	10,438,887	—	—	618,681	262,982	68,484	708,334	11,571,404
VALIC Co. I Growth & Income Fund	5,992,051	—	—	244,882	1,855,193	416,221	(35,757)	4,762,204
VALIC Co. I Inflation Protected Fund	4,100,582	—	—	247,473	105,193	(5,415)	(28,387)	4,209,060
VALIC Co. I International Equities Index Fund	7,873,485	—	—	244,883	3,805,193	535,098	(750,476)	4,097,797
VALIC Co. I International Government Bond Fund	2,069,373	—	—	123,736	52,596	(2,395)	(50,147)	2,087,971
VALIC Co. I International Growth Fund	6,147,311	—	—	4,883,573	240,899	36,710	(182,119)	10,644,576
VALIC Co. I Large Cap Core Fund	6,547,769	—	—	2,247,535	210,386	48,846	760,065	9,393,829
VALIC Co. I Stock Index Fund	31,482,774	—	—	1,856,045	788,947	206,071	2,522,710	35,278,653
VALIC Co. I Value Fund	10,405,675	—	—	618,682	262,982	70,790	690,390	11,522,555
VALIC Co. II Capital Appreciation Fund	6,137,045	—	—	371,209	157,789	41,219	438,549	6,830,233
VALIC Co. II Core Bond Fund	14,261,635	—	—	866,154	368,175	1,014	200,864	14,961,492
VALIC Co. II High Yield Bond Fund	2,040,344	—	—	123,735	52,596	2,362	(10,448)	2,103,397
VALIC Co. II Large Cap Value Fund	6,215,066	—	—	371,209	157,789	43,980	357,428	6,829,894
VALIC Co. II Mid Cap Growth Fund	5,896,773	—	—	300,773	2,301,980	162,391	60,722	4,118,679
VALIC Co. II Mid Cap Value Fund	6,230,975	—	—	300,773	2,301,980	358,602	(309,186)	4,279,184
VALIC Co. II Small Cap Growth Fund	3,604,003	—	—	247,473	105,193	15,807	315,544	4,077,634
VALIC Co. II Small Cap Value Fund	4,017,507	—	—	247,473	105,193	17,187	94,454	4,271,428
VALIC Co. II Strategic Bond Fund	4,423,046	—	—	2,073,798	157,789	977	(3,667)	6,336,365

	$205,607,631	$—	$—	$23,895,122	$16,781,133	$2,149,533	$5,894,770	$220,765,923

Stock Index Fund
Security	Value at 05/31/2014	Income	Capital Gain Distribution Received	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2014
American International Group, Inc.
Common Stock	$20,151,348	$92,624	$—	$—	$887,905	$413,480	$(172,836)	$19,504,087

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Emerging Economies Fund	International Growth Fund	Small-Mid Growth Fund
CIBC World Markets, Inc.	$—	$310	$—
Goldman Sachs & Co.	—	—	138
JP Morgan Clearing Corp.	5,353	—	—

290

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended November 30, 2014 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$63,500,441	$74,066,618	$15,128,256	$14,567,428
Blue Chip Growth	87,125,063	106,389,675	—	—
Broad Cap Value Income	8,124,827	6,451,164	—	—
Capital Conservation	73,149,653	63,208,323	129,217,732	105,605,171
Core Equity	61,268,841	76,777,116	—	—
Dividend Value	164,862,773	144,005,266	—	—
Dynamic Allocation	23,895,129	16,781,137	10,867,426	7,572,745
Emerging Economies	251,527,336	213,917,775	—	—
Foreign Value	265,431,370	225,023,867	—	—
Global Real Estate	169,608,517	73,261,206	—	—
Global Social Awareness	275,381,681	284,663,117	—	—
Global Strategy	75,598,255	75,234,396	—	—
Government Securities	3,439,207	1,825,442	2,739,537	2,512,061
Growth	616,531,900	693,599,598	—	—
Growth & Income	20,034,520	21,516,061	—	—
Health Sciences	118,680,928	96,465,794	—	—
Inflation Protected	82,972,256	60,957,733	37,884,173	15,755,511
International Equities Index	334,299,451	395,279,212	—	—
International Government Bond	20,081,481	22,081,123	8,499,599	—
International Growth	126,995,570	136,592,022	—	—
Large Cap Core	55,071,915	66,056,449	—	—
Large Capital Growth	41,300,952	58,119,096	—	—
Mid Cap Index	182,464,458	286,123,620	—	—
Mid Cap Strategic Growth	86,501,608	107,890,134	—	—
Nasdaq-100® Index	26,038,543	4,051,159	—	—
Science & Technology	422,384,154	469,791,521	—	—
Small Cap Aggressive Growth	45,095,956	55,600,596	—	—
Small Cap	58,721,584	80,693,208	—	—
Small Cap Index	129,599,954	163,923,011	—	—
Small Cap Special Values	64,426,479	75,648,858	—	—
Small-Mid Growth	27,487,810	40,955,898	—	—
Stock Index	69,097,329	161,712,096	—	—
Value	8,976,880	15,084,954	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October loss deferrals, late year ordinary loss deferrals, investments in passive foreign investment companies, deferred compensation payments, investments in regulated investment companies, investments in partnerships, inflation-linked securities, straddle loss deferrals, foreign taxes payable and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2014.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$178,050,871	$19,050,719	$(4,059,077)	$14,991,642
Blue Chip Growth	402,770,587	258,520,983	(4,975,097)	253,545,886
Broad Cap Value Income	48,533,907	15,280,362	(2,229,576)	13,050,786
Capital Conservation	251,185,863	4,492,571	(893,671)	3,598,900
Core Equity	214,243,486	62,986,393	(5,463,379)	57,523,014
Dividend Value	554,328,535	138,392,614	(10,278,012)	128,114,602
Dynamic Allocation	246,968,583	22,288,499	(1,010,447)	21,278,052

291

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Economies	$682,434,519	$82,371,333	$(54,751,963)	$27,619,370
Foreign Value	1,012,285,232	117,613,241	(104,550,766)	13,062,475
Global Real Estate	493,215,697	64,160,070	(18,736,792)	45,423,278
Global Social Awareness	416,661,849	45,596,617	(21,714,263)	23,882,354
Global Strategy	479,095,149	92,964,318	(31,415,196)	61,549,122
Government Securities	161,728,556	4,580,468	(555,722)	4,024,746
Growth	952,112,755	154,504,619	(12,917,528)	141,587,091
Growth & Income	103,699,995	20,482,082	(1,791,988)	18,690,094
Health Sciences	502,807,134	271,301,860	(7,152,508)	264,149,352
Inflation Protected	487,643,578	24,943,749	(10,462,691)	14,481,058
International Equities Index	1,074,544,002	107,220,883	(83,348,782)	23,872,101
International Government Bond*	190,692,740	6,428,331	(11,116,271)	(4,687,940)
International Growth	533,285,541	114,555,331	(25,150,816)	89,404,515
Large Cap Core	147,425,451	38,134,872	(1,013,103)	37,121,769
Large Capital Growth	356,173,276	67,566,336	(2,936,991)	64,629,345
Mid Cap Index	2,484,352,911	1,078,846,655	(134,808,814)	944,037,841
Mid Cap Strategic Growth	285,551,364	64,886,710	(16,924,586)	47,962,124
Money Market I	352,752,981	—	—	—
Nasdaq-100® Index	170,017,421	152,098,238	(2,359,048)	149,739,190
Science & Technology	908,329,756	202,901,967	(16,775,025)	186,126,942
Small Cap Aggressive Growth	103,446,638	19,082,388	(3,346,596)	15,735,792
Small Cap	296,942,124	102,074,218	(19,062,993)	83,011,225
Small Cap Index	943,268,079	359,140,118	(101,231,315)	257,908,803
Small Cap Special Values	225,189,324	44,861,317	(16,029,164)	28,832,153
Small-Mid Growth	123,194,399	21,183,101	(4,571,587)	16,611,514
Stock Index	2,566,546,515	2,221,819,087	(119,443,284)	2,102,375,803
Value	85,790,748	37,761,959	(966,499)	36,795,460

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2014.

The tax basis distributable earnings at May 31, 2014 and the tax character of distributions paid during the year ended May 31, 2014 were as follows:

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2014
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$7,519,421	$6,682,112	$18,529,771	$7,547,795	$4,956,536
Blue Chip Growth	2,948,071	55,612,748	228,537,018	1,020,429	22,993,791
Broad Cap Value Income	1,017,689	1,884,876	12,168,881	658,578	—
Capital Conservation	4,829,813	(1,460,787)	3,153,842	6,589,241	1,707,327
Core Equity	2,463,039	(32,365,833)	60,203,382	3,126,657	—
Dividend Value	13,426,887	40,820,403	128,042,232	12,390,438	—
Dynamic Allocation	3,971,964	2,743,563	14,818,996	237,825	357,011
Emerging Economies	13,724,791	(123,436,684)	42,696,870	9,729,373	—
Foreign Value	25,076,265	(63,823,179)	164,546,035	19,579,170	—
Global Real Estate	13,761,875	12,441,383	40,774,802	22,580,240	22,276,202
Global Social Awareness	8,542,776	(88,380,692)	52,684,398	6,041,120	—
Global Strategy	13,523,654	15,854,531	93,583,889	17,494,448	—
Government Securities	3,617,730	(1,422,039)	2,535,050	3,859,116	372,547
Growth	18,509,615	99,547,956	178,738,735	8,021,572	—
Growth & Income	1,149,106	(579,300)	11,964,965	842,484	—
Health Sciences	6,580,925	98,998,177	173,708,586	3,397,651	16,067,670
Inflation Protected	10,192,451	266,190	22,986,375	10,529,835	272,023
International Equities Index	36,690,578	(165,755,525)	137,001,962	27,041,667	—
International Government Bond*	4,707,653	(57,381)	(3,981,015)	4,859,749	549,016

292

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2014
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
International Growth	$8,720,692	$3,866,978	$120,263,829	$10,866,892	$—
Large Cap Core	5,174,439	22,702,040	37,511,549	6,103,448	7,322,679
Large Capital Growth	44,123,126	30,511,749	41,389,235	16,441,860	15,311,798
Mid Cap Index	38,094,247	172,320,161	933,758,201	42,879,409	122,236,308
Mid Cap Strategic Growth	7,648,738	33,126,009	45,585,831	1,496,140	3,561,209
Money Market I	9,326	(634,289)	—	37,954	—
Nasdaq-100® Index	3,665,912	2,745,558	111,193,025	2,645,521	575,512
Science & Technology	9,721,146	90,239,373	133,307,389	1,174,500	—
Small Cap Aggressive Growth	6,915,031	15,241,078	8,350,780	2,503,260	7,260,207
Small Cap	4,466,872	48,613,828	92,761,173	1,201,353	16,963,418
Small Cap Index	14,723,408	55,590,870	281,363,873	16,056,809	23,735,605
Small Cap Special Values	2,248,647	17,856,384	37,381,720	1,802,415	—
Small-Mid Growth	11,912,196	15,480,820	10,159,727	41,716	4,202,101
Stock Index	76,962,802	157,065,909	1,871,941,606	74,753,175	96,505,149
Value	1,711,405	(47,532,901)	34,043,639	1,912,183	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2014.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2014, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
Asset Allocation	$—	$—	$—	$—	$—
Blue Chip Growth	—	—	—	—	—
Broad Cap Value Income	—	—	—	—	—
Capital Conservation	—	—	—	1,005,949	454,838
Core Equity	—	32,365,833	—	—	—
Dividend Value	—	—	—	—	—
Dynamic Allocation	—	—	—	—	—
Emerging Economies	26,872,567	71,874,688	—	24,689,429	—
Foreign Value	—	63,823,179	—	—	—
Global Real Estate	—	—	—	—	—
Global Social Awareness	—	88,380,692	—	—	—
Global Strategy	—	—	—	—	—
Government Securities	—	—	—	867,076	554,963
Growth	—	—	—	—	—
Growth & Income	—	579,300	—	—	—
Health Sciences	—	—	—	—	—
Inflation Protected	—	—	—	—	—
International Equities Index	36,713,038	128,172,760	—	—	869,727
International Government Bond	—	—	—	—	—
International Growth	—	—	—	—	—
Large Cap Core	—	—	—	—	—
Large Capital Growth	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—
Money Market I	634,289	—	—	—	—
Nasdaq-100® Index	—	—	—	—	—
Science & Technology	—	—	—	—	—
Small Cap Aggressive Growth	—	—	—	—	—
Small Cap	—	—	—	—	—
Small Cap Index	—	—	—	—	—

293

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
Small Cap Special Values	$—	$—	$—	$—	$—
Small-Mid Growth	—	—	—	—	—
Stock Index	—	—	—	—	—
Value	—	47,532,901	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2014, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	296,616	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	—	74,437
Core Equity	—	—	—
Dividend Value	—	—	—
Dynamic Allocation	—	—	—
Emerging Economies	—	1,600,021	540,007
Foreign Value	—	—	—
Global Real Estate	—	768,919	—
Global Social Awareness	—	—	—
Global Strategy	—	—	—
Government Securities	—	81,803	85,570
Growth	—	—	—
Growth & Income	—	—	—
Health Sciences	1,505,196	—	—
Inflation Protected	—	—	239,213
International Equities Index	—	—	—
International Government Bond	—	—	—
International Growth	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	—	—	—
Money Market I	—	—	—
Nasdaq-100® Index	—	—	—
Science & Technology	955,701	—	—
Small Cap Aggressive Growth	359,182	—	—
Small Cap	—	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	179,597	—	—
Stock Index	—	—	—
Value	—	125,919	—

294

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	634,676	$8,121,926	2,043,500	$25,597,828	822,289	$14,369,344	2,762,241	$46,334,234
Reinvested dividends	—	—	1,033,416	12,504,331	—	—	1,414,265	24,014,220
Shares redeemed	(873,227)	(11,137,579)	(2,581,098)	(32,295,350)	(1,912,050)	(34,148,595)	(3,107,684)	(49,509,260)

Net increase (decrease)	(238,551)	$(3,015,653)	495,818	$5,806,809	(1,089,761)	$(19,779,251)	1,068,822	$20,839,194

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	362,506	$5,607,337	904,018	$12,918,781	4,253,177	$42,238,060	3,342,905	$32,794,098
Reinvested dividends	—	—	45,232	658,578	—	—	866,030	8,296,568
Shares redeemed	(179,771)	(2,790,202)	(633,641)	(8,853,522)	(1,023,067)	(10,109,530)	(7,212,309)	(70,879,979)

Net increase (decrease)	182,735	$2,817,135	315,609	$4,723,837	3,230,110	$32,128,530	(3,003,374)	$(29,789,313)

	Core Equity				Dividend Value
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	47,451	$915,092	199,165	$3,402,924	4,567,755	$61,606,463	8,790,949	$108,999,613
Reinvested dividends	—	—	176,249	3,126,657	—	—	992,029	12,390,438
Shares redeemed	(810,811)	(15,495,031)	(1,473,698)	(25,222,204)	(3,250,886)	(44,367,923)	(11,681,385)	(145,892,199)

Net increase (decrease)	(763,360)	$(14,579,939)	(1,098,284)	$(18,692,623)	1,316,869	$17,238,540	(1,898,407)	$(24,502,148)

	Dynamic Allocation				Emerging Economies
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,539,211	$18,572,805	15,353,023	$172,469,198	7,163,512	$56,996,655	12,876,234	$99,937,655
Reinvested dividends	—	—	51,725	594,836	—	—	1,292,081	9,729,373
Shares redeemed	(766,696)	(9,270,920)	(2,028,358)	(22,705,293)	(3,795,194)	(31,053,301)	(16,921,121)	(133,868,857)

Net increase (decrease)	772,515	$9,301,885	13,376,390	$150,358,741	3,368,318	$25,943,354	(2,752,806)	$(24,201,829)

	Foreign Value				Global Real Estate
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,748,180	$41,255,712	9,026,525	$98,531,451	12,797,553	$109,479,194	5,232,559	$44,918,947
Reinvested dividends	—	—	1,788,052	19,579,170	—	—	5,614,073	44,856,442
Shares redeemed	(3,558,107)	(39,247,309)	(11,681,582)	(123,774,557)	(2,272,209)	(19,707,180)	(5,647,409)	(49,422,985)

Net increase (decrease)	190,073	$2,008,403	(867,005)	$(5,663,936)	10,525,344	$89,772,014	5,199,223	$40,352,404

	Global Social Awareness				Global Strategy
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	462,766	$9,754,098	5,103,228	$95,370,600	355,730	$5,008,353	3,337,318	$44,325,404
Reinvested dividends	—	—	306,656	6,041,120	—	—	1,299,736	17,494,448
Shares redeemed	(1,266,506)	(26,842,632)	(1,755,619)	(33,833,675)	(2,031,779)	(28,487,671)	(2,251,387)	(30,068,538)

Net increase (decrease)	(803,740)	$(17,088,534)	3,654,265	$67,578,045	(1,676,049)	$(23,479,318)	2,385,667	$31,751,314

295

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Government Securities				Growth
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,738,243	$18,821,892	4,898,342	$52,348,477	216,011	$3,671,404	5,336,270	$84,907,566
Reinvested dividends	—	—	402,632	4,231,663	—	—	501,348	8,021,572
Shares redeemed	(1,641,259)	(17,712,907)	(2,677,790)	(28,641,757)	(4,655,083)	(79,676,481)	(4,425,497)	(66,996,405)

Net increase (decrease)	96,984	$1,108,985	2,623,184	$27,938,383	(4,439,072)	$(76,005,077)	1,412,121	$25,932,733

	Growth & Income				Health Sciences
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	389,889	$7,166,948	901,083	$14,483,430	1,581,193	$36,607,848	3,481,915	$68,643,042
Reinvested dividends	—	—	50,268	842,484	—	—	908,321	19,465,321
Shares redeemed	(517,207)	(9,392,459)	(973,622)	(15,737,456)	(747,293)	(16,833,946)	(1,846,972)	(36,147,259)

Net increase (decrease)	(127,318)	$(2,225,511)	(22,271)	$(411,542)	833,900	$19,773,902	2,543,264	$51,961,104

	Inflation Protected				International Equities Index
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,509,961	$50,735,371	4,759,837	$53,096,405	4,987,085	$35,733,327	23,562,068	$164,092,817
Reinvested dividends	—	—	990,088	10,801,858	—	—	3,819,444	27,041,667
Shares redeemed	(1,408,806)	(15,918,062)	(3,047,720)	(33,935,365)	(14,154,825)	(101,843,117)	(24,188,197)	(167,661,730)

Net increase (decrease)	3,101,155	$34,817,309	2,702,205	$29,962,898	(9,167,740)	$(66,109,790)	3,193,315	$23,472,754

	International Government Bond				International Growth
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,154,395	$26,074,498	3,355,401	$40,173,045	1,223,753	$16,913,846	4,732,967	$63,857,694
Reinvested dividends	—	—	463,079	5,408,765	—	—	800,803	10,866,892
Shares redeemed	(1,887,743)	(22,897,846)	(3,594,927)	(42,864,192)	(2,960,207)	(40,619,876)	(8,646,107)	(114,449,363)

Net increase (decrease)	266,652	$3,176,652	223,553	$2,717,618	(1,736,454)	$(23,706,030)	(3,112,337)	$(39,724,777)

	Large Cap Core				Large Capital Growth
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	594,751	$8,742,592	956,613	$13,127,525	66,907	$948,529	237,318	$3,239,660
Reinvested dividends	—	—	990,858	13,426,127	—	—	2,380,334	31,753,658
Shares redeemed	(1,417,863)	(20,942,178)	(1,841,672)	(25,147,132)	(1,462,705)	(20,659,804)	(2,891,816)	(38,813,468)

Net increase (decrease)	(823,112)	$(12,199,586)	105,799	$1,406,520	(1,395,798)	$(19,711,275)	(274,164)	$(3,820,150)

	Mid Cap Index				Mid Cap Strategic Growth
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	581,387	$15,981,255	2,039,341	$53,974,497	175,957	$2,913,924	2,018,380	$32,851,349
Reinvested dividends	—	—	6,294,919	165,115,717	—	—	299,251	5,057,349
Shares redeemed	(5,742,999)	(159,501,176)	(11,346,589)	(296,224,529)	(1,375,553)	(22,982,470)	(2,111,700)	(33,077,460)

Net increase (decrease)	(5,161,612)	$(143,519,921)	(3,012,329)	$(77,134,315)	(1,199,596)	$(20,068,546)	205,931	$4,831,238

296

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Money Market I				Nasdaq-100® Index
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	45,249,650	$45,249,650	114,828,899	$114,828,899	2,609,149	$24,510,631	3,076,574	$24,656,065
Reinvested dividends	18,226	18,226	37,954	37,954	—	—	381,639	3,221,033
Shares redeemed	(59,124,567)	(59,124,567)	(126,193,328)	(126,193,328)	(884,586)	(8,172,523)	(3,193,619)	(25,007,617)

Net increase (decrease)	(13,856,691)	$(13,856,691)	(11,326,475)	$(11,326,475)	1,724,563	$16,338,108	264,594	$2,869,481

	Science & Technology				Small Cap Aggressive Growth
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	261,583	$6,873,852	826,155	$19,299,106	348,322	$5,146,739	1,627,649	$24,835,513
Reinvested dividends	—	—	47,474	1,174,500	—	—	649,599	9,763,467
Shares redeemed	(1,653,667)	(43,442,859)	(3,400,457)	(75,232,049)	(981,631)	(14,505,905)	(1,336,767)	(20,211,073)

Net increase (decrease)	(1,392,084)	$(36,569,007)	(2,526,828)	$(54,758,443)	(633,309)	$(9,359,166)	940,481	$14,387,907

	Small Cap				Small Cap Index
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	124,150	$1,879,387	219,649	$3,284,064	657,987	$13,701,354	3,233,362	$65,984,871
Reinvested dividends	—	—	1,210,985	18,164,771	—	—	1,961,184	39,792,414
Shares redeemed	(1,610,884)	(24,479,927)	(3,250,392)	(48,233,351)	(3,918,297)	(81,582,854)	(5,231,671)	(105,621,297)

Net increase (decrease)	(1,486,734)	$(22,600,540)	(1,819,758)	$(26,784,516)	(3,260,310)	(67,881,500)	(37,125)	155,988

	Small Cap Special Values				Small-Mid Growth
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	126,265	$1,772,498	498,720	$6,504,639	159,197	$2,382,406	546,377	$7,723,856
Reinvested dividends	—	—	135,520	1,802,415	—	—	290,275	4,243,817
Shares redeemed	(1,161,806)	(16,340,986)	(2,616,671)	(33,711,516)	(1,251,189)	(18,992,563)	(877,708)	(12,496,250)

Net increase (decrease)	(1,035,541)	$(14,568,488)	(1,982,431)	$(25,404,462)	(1,091,992)	$(16,610,157)	(41,056)	$(528,577)

	Stock Index				Value
	For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014		For the six months ended November 30, 2014 (unaudited)		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,639,064	$94,015,994	5,853,755	$189,479,508	109,457	$1,590,572	721,518	$9,529,947
Reinvested dividends	—	—	5,253,323	171,258,324	—	—	143,127	1,912,183
Shares redeemed	(8,704,149)	(308,664,556)	(14,188,302)	(461,585,167)	(648,710)	(9,492,048)	(1,247,091)	(16,538,907)

Net increase (decrease)	(6,065,085)	$(214,648,562)	(3,081,224)	$(100,847,335)	(539,253)	$(7,901,476)	(382,446)	$(5,096,777)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the period ended November 30, 2014, the amount of expense reductions received by each Fund used to offset non-affiliated expenses was as follows:

Fund	Expense Reductions
Blue Chip Growth	$3,219
Broad Cap Value Income	1,619
Core Equity	1,715
Emerging Economies	18,685
Foreign Value	10,056
Global Real Estate	4,420

297

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Expense Reductions
Global Strategy	$4,232
Growth & Income	278
Health Sciences	3,010
International Growth	759
Large Cap Core	4,681
Large Capital Growth	1,477
Mid Cap Strategic Growth	10,484
Science & Technology	28,475
Small Cap	12,738
Small Cap Special Values	10,093
Small-Mid Growth	5,022

Note 8 — Investment Concentration

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets. Emerging market countries may have relatively unstable government and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the International Equities Index Fund, the International Government Bond Fund and the International Growth Fund. At November 30, 2014, the Emerging Economies Fund had 18.9%, 11.3% and 10.1% of its net assets invested in equity securities domiciled in South Korea, Taiwan and China respectively. The Foreign Value Fund had 15.7%, 13.5% and, 11.0% of its net assets invested in equity securities domiciled in the United Kingdom, South Korea and France, respectively. The Global Real Estate Fund had 13.9% of its net assets invested in equity securities domiciled in Japan. The International Equities Index Fund had 20.3% and 19.0% of its net assets invested in equity securities domiciled in the Japan and United Kingdom, respectively. The International Government Bond Fund had 11.5% of its net assets invested in fixed income securities domiciled in Japan. The International Growth Fund had 18.3% and 13.8% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Securities Fund and the Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At November 30, 2014, the Funds had 34.8%, 53.4% and 34.0%, respectively, of their total net assets invested in such securities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of November 30, 2014, the Global Real Estate Fund had 70.1% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Line of Credit

The Series and VC II have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused

298

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit which is included in other expenses on the Statement of Operations. Prior to October 10, 2014, the committed fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the six months ended November 30, 2014, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Asset Allocation	1	$9	$248,416	1.34%
Core Equity	8	38	127,583	1.35%
Dividend Value	3	110	976,606	1.35%
Emerging Economies	4	92	616,253	1.35%
Foreign Value	1	12	310,721	1.35%
Growth	22	3,234	3,938,640	1.35%
Growth & Income	2	29	384,361	1.34%
International Equities Index	1	107	2,857,180	1.35%
International Growth	18	487	721,285	1.35%
Large Cap Core	7	111	421,415	1.35%
Large Capital Growth	8	309	1,029,276	1.35%
Mid Cap Strategic Growth	27	222	219,829	1.35%
Nasdaq-100® Index	1	60	1,610,758	1.35%
Science & Technology	1	10	276,732	1.35%
Small Cap Aggressive Growth	1	6	166,464	1.34%
Small Cap	30	167	148,609	1.35%
Small Cap Index	1	292	7,779,369	1.35%

As of November 30, 2014, the following funds had outstanding borrowings:

Fund	Amount
International Growth	$369,286
Mid Cap Strategic Growth	208,280

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2014, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Directors. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended November 30, 2014, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Growth	$3,190,669	$7,231,107	$705,191
Health Sciences	223,560	342,925	167,526
International Growth	397,087	946,066	160,334
Large Cap Growth	248,494	50,384	5,712
Mid Cap Strategic Growth	—	123,182	55,591
Small Cap	—	3,477,973	794,397

299

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund								Blue Chip Growth Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,						Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010				2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$12.67		$12.20	$10.89	$11.05	$9.38	$8.08		$17.12		$14.19	$11.63	$11.18	$8.77	$7.29

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.25	0.21	0.23	0.25	0.20		(0.01)		(0.02)	0.03	0.00	0.00	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	0.19		1.17	1.39	(0.12)	1.63	1.36		1.60		3.66	2.54	0.45	2.41	1.50

Total income (loss) from investment operations	0.30		1.42	1.60	0.11	1.88	1.56		1.59		3.64	2.57	0.45	2.41	1.50

Distributions from:
Net investment income	–		(0.23)	(0.24)	(0.27)	(0.21)	(0.26)		–		(0.03)	(0.01)	(0.00)	(0.00)	(0.02)
Net realized gain on securities	–		(0.72)	(0.05)	–	–	–		–		(0.68)	–	–	–	–

Total distributions	–		(0.95)	(0.29)	(0.27)	(0.21)	(0.26)		–		(0.71)	(0.01)	(0.00)	(0.00)	(0.02)

Net asset value at end of period	$12.97		$12.67	$12.20	$10.89	$11.05	$9.38		$18.71		$17.12	$14.19	$11.63	$11.18	$8.77

TOTAL RETURN(a)	2.37%		12.04%	14.93%	1.10%	20.16%	19.38	%(e)	9.29%		25.69%	22.08%	4.04%	27.53%	20.54%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68	%@	0.69%	0.75%	0.75%	0.74%	0.78%		0.83	%@	0.84%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.68	%@	0.69%	0.75%	0.75%	0.74%	0.78%		0.83	%@	0.84%	0.86%	0.86%	0.87%	0.88%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.00%	0.00%	0.00%		0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.71	%@	1.96%	1.79%	2.16%	2.43%	2.18%		(0.12	)%@	(0.10)%	0.21%	0.04%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(c)	1.71	%@	1.96%	1.79%	2.16%	2.43%	2.18%		(0.12	)%@	(0.10)%	0.20%	0.02%	(0.01)%	(0.02)%
Portfolio turnover rate	46%		99%	119%	115%	133%	143%		14%		34%	32%	25%	38%	47%
Number of shares outstanding at end of period (000’s)	13,678		13,917	13,421	13,302	13,129	13,551		34,867		35,957	34,888	34,789	39,707	48,453
Net assets at end of period (000’s)	$177,418		$176,344	$163,788	$144,854	$145,049	$127,129		$652,274		$615,447	$495,226	$404,646	$444,092	$424,966

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

300

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund							Capital Conservation Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,					Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$15.19		$13.02	$10.02	$10.72	$8.69	$7.12	$9.84		$10.01	$10.11	$9.77	$9.38	$8.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.31	0.22	0.20	0.15	0.16	0.09		0.19	0.18	0.27	0.32	0.34
Net realized and unrealized gain (loss) on investments and foreign currencies	0.68		2.06	2.85	(0.73)	2.04	1.58	0.08		0.07	(0.05)	0.38	0.38	0.70

Total income (loss) from investment operations	0.79		2.37	3.07	(0.53)	2.19	1.74	0.17		0.26	0.13	0.65	0.70	1.04

Distributions from:
Net investment income	–		(0.20)	(0.07)	(0.17)	(0.16)	(0.17)	–		(0.29)	(0.23)	(0.31)	(0.31)	(0.44)
Net realized gain on securities	–		–	–	–	–	–	–		(0.14)	–	–	–	–

Total distributions	–		(0.20)	(0.07)	(0.17)	(0.16)	(0.17)	–		(0.43)	(0.23)	(0.31)	(0.31)	(0.44)

Net asset value at end of period	$15.98		$15.19	$13.02	$10.02	$10.72	$8.69	$10.01		$9.84	$10.01	$10.11	$9.77	$9.38

TOTAL RETURN(a)	5.20%		18.24%	30.82%	(4.87)%	25.42%	24.41%	1.73%		2.73%	1.28%	6.81%	7.56%	12.04	%(e)(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.64	%@	0.64%	0.66%	0.66%	0.67%	0.69%
Ratio of expenses to average net assets(c)	0.93	%@	0.95%	1.01%	1.06%	1.15%	1.14%	0.64	%@	0.64%	0.66%	0.66%	0.67%	0.69%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.01%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.44	%@	2.14%	1.96%	1.97%	1.60%	1.90%	1.85	%@	1.95%	1.73%	2.79%	3.37%	3.71%
Ratio of net investment income (loss) to average net assets(c)	1.36	%@	2.04%	1.80%	1.76%	1.30%	1.61%	1.85	%@	1.95%	1.73%	2.79%	3.37%	3.71%
Portfolio turnover rate	12%		27%	34%	18%	21%	22%	86%		129%	149%	141%	164%	170%
Number of shares outstanding at end of period (000’s)	3,716		3,533	3,217	2,841	2,708	2,337	23,195		19,965	22,968	23,049	14,599	13,871
Net assets at end of period (000’s)	$59,381		$53,675	$41,901	$28,476	$29,023	$20,302	$232,206		$196,550	$230,018	$232,990	$142,652	$130,157

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

301

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund								Dividend Value Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,						Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010				2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$18.63		$15.61	$12.27	$13.44	$10.77	$9.24		$13.23		$11.62	$9.33	$9.31	$7.45	$6.49

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.16	0.19	0.18	0.13	0.14		0.14		0.28	0.27	0.23	0.21	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	1.10		3.07	3.36	(1.21)	2.69	1.59		0.65		1.59	2.17	(0.08)	1.75	1.02

Total income (loss) from investment operations	1.19		3.23	3.55	(1.03)	2.82	1.73		0.79		1.87	2.44	0.15	1.96	1.14

Distributions from:
Net investment income	–		(0.21)	(0.21)	(0.14)	(0.15)	(0.20)		–		(0.26)	(0.15)	(0.13)	(0.10)	(0.18)
Net realized gain on securities	–		–	–	–	–	–		–		–	–	–	–	–

Total distributions	–		(0.21)	(0.21)	(0.14)	(0.15)	(0.20)		–		(0.26)	(0.15)	(0.13)	(0.10)	(0.18)

Net asset value at end of period	$19.82		$18.63	$15.61	$12.27	$13.44	$10.77		$14.02		$13.23	$11.62	$9.33	$9.31	$7.45

TOTAL RETURN(a)	6.39%		20.78%	29.19%	(7.63)%	26.32%	18.73	%(e)	5.97%		16.22%	26.34%	1.62%	26.50%	17.49%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.80%	0.80%	0.80%	0.80%	0.80%		0.82	%@	0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of expenses to average net assets(c)	0.92	%@	0.93%	0.95%	0.94%	0.94%	0.95%		0.82	%@	0.83%	0.86%	0.89%	0.96%	1.00%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.01%	0.00%		–		0.00%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.93	%@	0.95%	1.38%	1.48%	1.07%	1.30%		2.10	%@	2.20%	2.62%	2.58%	2.58%	1.60%
Ratio of net investment income (loss) to average net assets(c)	0.81	%@	0.82%	1.23%	1.34%	0.93%	1.16%		2.10	%@	2.19%	2.58%	2.52%	2.44%	1.43%
Portfolio turnover rate	23%		39%	72%	81%	103%	103%		23%		37%	27%	12%	70%	41%
Number of shares outstanding at end of period (000’s)	13,669		14,433	15,531	17,200	18,743	20,445		48,253		46,936	48,835	37,111	20,559	16,350
Net assets at end of period (000’s)	$270,883		$268,866	$242,367	$210,989	$251,962	$220,172		$676,684		$621,033	$567,499	$346,432	$191,319	$121,769

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

302

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund					Emerging Economies Fund
	Six Months Ended November 30, 2014#		Year Ended May 31, 2014	December 19, 2012* to May 31, 2013		Six Months Ended November 30, 2014#		Year Ended May 31,
								2014	2013	2012	2011		2010

PER SHARE DATA
Net asset value at beginning of period	$11.93		$10.87	$10.00		$8.12		$8.09	$7.09	$8.53	$6.88		$6.17

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.18	(0.00)		0.12		0.17	0.13	0.11	0.09		0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	0.37		0.92	0.87		(0.30)		(0.02)	0.92	(1.47)	1.70		0.63

Total income (loss) from investment operations	0.37		1.10	0.87		(0.18)		0.15	1.05	(1.36)	1.79		0.73

Distributions from:
Net investment income	–		–	–		–		(0.12)	(0.05)	(0.08)	(0.14)		(0.02)
Net realized gain on securities	–		(0.04)	–		–		–	–	–	–		–

Total distributions	–		(0.04)	–		–		(0.12)	(0.05)	(0.08)	(0.14)		(0.02)

Net asset value at end of period	$12.30		$11.93	$10.87		$7.94		$8.12	$8.09	$7.09	$8.53		$6.88

TOTAL RETURN(a)	3.10%		10.11%	8.70%		(2.22)%		1.97%	14.79%	(15.99)%	26.09	%(f)	11.86	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32	%@	0.32%	0.32	%@	0.95	%@	0.95%	0.98%	1.04%	1.00%		1.02%
Ratio of expenses to average net assets(c)	0.31	%@	0.34%	0.63	%@	0.95	%@	0.95%	0.98%	1.04%	1.00%		1.02%
Ratio of expense reductions to average net assets	–		0.00%	–		0.01	%@	–	0.00%	–	–		0.01%
Ratio of net investment income (loss) to average net assets(b)	0.05	%@	1.65%	(0.04	)%@	2.86	%@	2.18%	1.71%	1.50%	1.09%		1.44%
Ratio of net investment income (loss) to average net assets(c)	0.06	%@	1.63%	(0.35	)%@	2.86	%@	2.18%	1.71%	1.50%	1.09%		1.44%
Portfolio turnover rate	10%		9%	2%		31%		55%	53%	108%	131%		236%
Number of shares outstanding at end of period (000’s)	22,145		21,373	7,996		86,962		83,593	86,346	70,660	30,187		32,153
Net assets at end of period (000’s)	$272,436		$255,001	$86,904		$690,791		$678,406	$698,480	$501,317	$257,560		$221,201

#	Unaudited
@	Annualized
*	Commencement of operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement/recoupments, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements/recoupments and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

303

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund							Global Real Estate Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,					Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$11.44		$9.61	$7.30	$10.18	$7.74	$7.26	$8.58		$8.95	$7.46	$9.00	$7.44	$6.45

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.27	0.20	0.25	0.24	0.17	0.09		0.22	0.15	0.17	0.16	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.22)		1.78	2.39	(2.89)	2.35	0.52	0.21		0.48	1.72	(0.95)	2.04	1.64

Total income (loss) from investment operations	(1.15)		2.05	2.59	(2.64)	2.59	0.69	0.30		0.70	1.87	(0.78)	2.20	1.84

Distributions from:
Net investment income	–		(0.22)	(0.28)	(0.24)	(0.15)	(0.21)	–		(0.49)	(0.13)	(0.29)	(0.53)	(0.85)
Net realized gain on securities	–		–	–	–	–	–	–		(0.58)	(0.25)	(0.47)	(0.11)	–

Total distributions	–		(0.22)	(0.28)	(0.24)	(0.15)	(0.21)	–		(1.07)	(0.38)	(0.76)	(0.64)	(0.85)

Net asset value at end of period	$10.29		$11.44	$9.61	$7.30	$10.18	$7.74	$8.88		$8.58	$8.95	$7.46	$9.00	$7.44

TOTAL RETURN(a)	(10.05)%		21.39%	35.97%	(26.11)%	33.69%	9.23%	3.50%		8.76%	25.49%	(7.94)%	30.56%	28.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79	%@	0.80%	0.83%	0.83%	0.84%	0.84%	0.85	%@	0.86%	0.89%	0.92%	0.92%	0.93%
Ratio of expenses to average net assets(c)	0.79	%@	0.80%	0.83%	0.83%	0.84%	0.84%	0.85	%@	0.86%	0.89%	0.92%	0.92%	0.93%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.19	%@	2.53%	2.33%	2.94%	2.60%	1.98%	2.11	%@	2.51%	1.79%	2.25%	1.88%	2.68%
Ratio of net investment income (loss) to average net assets(c)	1.19	%@	2.53%	2.33%	2.94%	2.60%	1.98%	2.11	%@	2.51%	1.79%	2.25%	1.88%	2.68%
Portfolio turnover rate	22%		27%	23%	25%	25%	28%	16%		41%	52%	88%	75%	86%
Number of shares outstanding at end of period (000’s)	94,321		94,131	94,998	103,881	104,883	98,873	58,693		48,168	42,969	37,728	34,869	37,199
Net assets at end of period (000’s)	$971,032		$1,077,192	$913,025	$758,094	$1,067,577	$765,267	$521,230		$413,082	$384,543	$281,639	$313,781	$276,688

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

304

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund							Global Strategy Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,					Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$21.00		$17.38	$13.72	$15.79	$12.56	$11.21	$14.12		$12.66	$10.41	$12.19	$10.07	$9.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.42	0.33	0.29	0.25	0.21	0.14		0.39	0.34	0.41	0.36	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	0.54		3.49	3.61	(2.06)	3.21	1.48	(0.18)		1.53	2.65	(1.66)	2.11	0.99

Total income (loss) from investment operations	0.68		3.91	3.94	(1.77)	3.46	1.69	(0.04)		1.92	2.99	(1.25)	2.47	1.36

Distributions from:
Net investment income	–		(0.29)	(0.28)	(0.30)	(0.23)	(0.34)	–		(0.46)	(0.74)	(0.53)	(0.35)	(1.03)
Net realized gain on securities	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.29)	(0.28)	(0.30)	(0.23)	(0.34)	–		(0.46)	(0.74)	(0.53)	(0.35)	(1.03)

Net asset value at end of period	$21.68		$21.00	$17.38	$13.72	$15.79	$12.56	$14.08		$14.12	$12.66	$10.41	$12.19	$10.07

TOTAL RETURN(a)	3.24%		22.60%	28.99%	(11.20)%	27.71%	14.88%	(0.28)%		15.32%	29.44%	(10.28)%	24.85%	13.79	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.62	%@	0.64%	0.68%	0.68%	0.67%	0.69%	0.63	%@	0.64%	0.67%	0.67%	0.68%	0.68%
Ratio of expenses to average net assets(c)	0.62	%@	0.64%	0.68%	0.68%	0.67%	0.69%	0.63	%@	0.64%	0.67%	0.67%	0.68%	0.68%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.01%	0.01%	0.01%	0.00	%@	0.00%	0.00%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	1.29	%@	2.18%	2.07%	1.98%	1.74%	1.63%	1.92	%@	2.90%	2.84%	3.65%	3.26%	3.47%
Ratio of net investment income (loss) to average net assets(c)	1.29	%@	2.18%	2.07%	1.98%	1.74%	1.63%	1.92	%@	2.90%	2.84%	3.65%	3.26%	3.47%
Portfolio turnover rate	64%		99%	101%	102%	119%	91%	16%		25%	23%	28%	17%	20%
Number of shares outstanding at end of period (000’s)	20,145		20,949	17,295	17,590	18,506	20,713	37,432		39,108	36,722	42,243	44,818	39,169
Net assets at end of period (000’s)	$436,780		$439,972	$300,545	$241,281	$292,234	$260,145	$527,186		$552,074	$465,060	$439,884	$546,500	$394,548

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

305

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund									Growth Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,							Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012		2011	2010				2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$10.73		$10.95	$11.34	$10.70		$10.67	$10.50		$16.76		$13.93	$11.67	$11.85	$9.20	$7.60

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.24	0.23	0.27		0.24	0.28		0.05		0.10	0.12	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	0.10		(0.17)	(0.28)	0.70		0.12	0.29		1.15		2.87	2.23	(0.19)	2.65	1.61

Total income (loss) from investment operations	0.21		0.07	(0.05)	0.97		0.36	0.57		1.20		2.97	2.35	(0.10)	2.72	1.67

Distributions from:
Net investment income	–		(0.25)	(0.28)	(0.33)		(0.33)	(0.40)		–		(0.14)	(0.09)	(0.08)	(0.07)	(0.07)
Net realized gain on securities	–		(0.04)	(0.06)	–		–	–		–		–	–	–	–	–

Total distributions	–		(0.29)	(0.34)	(0.33)		(0.33)	(0.40)		–		(0.14)	(0.09)	(0.08)	(0.07)	(0.07)

Net asset value at end of period	$10.94		$10.73	$10.95	$11.34		$10.70	$10.67		$17.96		$16.76	$13.93	$11.67	$11.85	$9.20

TOTAL RETURN(a)	1.96%		0.67%	(0.49)%	9.19	%(f)	3.45%	5.56	%(e)	7.16%		21.34%	20.22%	(0.78)%	29.60%	22.01	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64	%@	0.65%	0.66%	0.67%		0.65%	0.71%		0.80	%@	0.81%	0.81%	0.81%	0.81%	0.85%
Ratio of expenses to average net assets(c)	0.64	%@	0.65%	0.66%	0.69%		0.65%	0.71%		0.80	%@	0.81%	0.83%	0.84%	0.85%	0.88%
Ratio of expense reductions to average net assets	–		–	–	–		–	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.02	%@	2.19%	2.04%	2.51%		2.22%	2.58%		0.54	%@	0.65%	0.95%	0.77%	0.71%	0.67%
Ratio of net investment income (loss) to average net assets(c)	2.02	%@	2.19%	2.04%	2.49%		2.22%	2.58%		0.54	%@	0.65%	0.93%	0.74%	0.67%	0.64%
Portfolio turnover rate	3%		28%	64%	230%		353%	216%		62%		90%	81%	87%	95%	99%
Number of shares outstanding at end of period (000’s)	15,212		15,115	12,492	12,866		10,389	11,721		56,104		60,543	59,131	65,596	67,486	71,366
Net assets at end of period (000’s)	$166,365		$162,121	$136,786	$145,929		$111,118	$125,053		$1,007,905		$1,014,642	$823,541	$765,515	$800,022	$656,380

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

306

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund								Health Sciences Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,						Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010				2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$17.74		$14.78	$12.03	$12.80	$10.48	$9.35		$21.10		$16.52	$12.61	$12.78	$9.07	$7.18

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.18	0.13	0.11	0.09	0.13		(0.07)		(0.12)	(0.07)	(0.07)	0.00	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.43		2.91	2.74	(0.79)	2.37	1.24		4.75		5.43	4.82	0.68	3.71	1.94

Total income (loss) from investment operations	1.54		3.09	2.87	(0.68)	2.46	1.37		4.68		5.31	4.75	0.61	3.71	1.89

Distributions from:
Net investment income	–		(0.13)	(0.12)	(0.09)	(0.14)	(0.24)		–		–	–	(0.26)	–	–
Net realized gain on securities	–		–	–	–	–	–		–		(0.73)	(0.84)	(0.52)	–	–

Total distributions	–		(0.13)	(0.12)	(0.09)	(0.14)	(0.24)		–		(0.73)	(0.84)	(0.78)	–	–

Net asset value at end of period	$19.28		$17.74	$14.78	$12.03	$12.80	$10.48		$25.78		$21.10	$16.52	$12.61	$12.78	$9.07

TOTAL RETURN(a)	8.68%		20.97%	24.00%	(5.23)%	23.60%	14.58	%(e)	22.18%		32.09%	39.14%	5.81%	40.90%	26.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%		1.09	%@	1.11%	1.15%	1.16%	1.17%	1.18%
Ratio of expenses to average net assets(c)	0.90	%@	0.93%	0.96%	0.98%	0.96%	0.95%		1.09	%@	1.11%	1.15%	1.16%	1.17%	1.18%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	0.01%	0.01%	0.01%		0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.21	%@	1.10%	1.01%	0.92%	0.76%	1.21%		(0.58	)%@	(0.59)%	(0.48)%	(0.60)%	0.01%	(0.62)%
Ratio of net investment income (loss) to average net assets(c)	1.15	%@	1.02%	0.90%	0.79%	0.65%	1.11%		(0.58	)%@	(0.59)%	(0.48)%	(0.60)%	0.01%	(0.62)%
Portfolio turnover rate	17%		169%	299%	227%	167%	174%		15%		59%	16%	21%	38%	38%
Number of shares outstanding at end of period (000’s)	6,321		6,449	6,471	6,737	7,119	7,598		28,326		27,492	24,949	20,668	17,920	18,776
Net assets at end of period (000’s)	$121,907		$114,405	$95,667	$81,057	$91,114	$79,602		$730,166		$580,157	$412,098	$260,654	$229,069	$170,216

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

307

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund							International Equities Index Fund†
	Six Months Ended November 30, 2014#		Year Ended May 31,					Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$11.33		$11.53	$11.79	$10.89	$10.17	$9.20	$7.44		$6.47	$5.22	$6.84	$5.38	$5.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.24	0.23	0.37	0.34	0.24	0.06		0.23	0.17	0.16	0.16	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.20)		(0.17)	(0.18)	0.70	0.62	0.81	(0.45)		0.92	1.25	(1.60)	1.45	0.25

Total income (loss) from investment operations	(0.09)		0.07	0.05	1.07	0.96	1.05	(0.39)		1.15	1.42	(1.44)	1.61	0.38

Distributions from:
Net investment income	–		(0.22)	(0.31)	(0.17)	(0.24)	(0.08)	–		(0.18)	(0.17)	(0.18)	(0.15)	(0.15)
Net realized gain on securities	–		(0.05)	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.27)	(0.31)	(0.17)	(0.24)	(0.08)	–		(0.18)	(0.17)	(0.18)	(0.15)	(0.15)

Net asset value at end of period	$11.24		$11.33	$11.53	$11.79	$10.89	$10.17	$7.05		$7.44	$6.47	$5.22	$6.84	$5.38

TOTAL RETURN(a)	(0.79)%		0.73%	0.32%	9.93%	9.57%	11.47%	(5.24)%		17.90%	27.39%	(21.18)%	30.18%	7.06%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.59	%@	0.59%	0.60%	0.61%	0.63%	0.65%	0.42	%@	0.46%	0.53%	0.52%	0.47%	0.52%
Ratio of expenses to average net assets(c)	0.59	%@	0.59%	0.60%	0.61%	0.63%	0.65%	0.42	%@	0.46%	0.53%	0.52%	0.47%	0.52%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.97	%@	2.16%	1.94%	3.22%	3.30%	2.55%	1.71	%@	3.27%	2.85%	2.78%	2.53%	2.29%
Ratio of net investment income (loss) to average net assets(c)	1.97	%@	2.16%	1.94%	3.22%	3.30%	2.55%	1.71	%@	3.27%	2.85%	2.78%	2.53%	2.29%
Portfolio turnover rate	17%		45%	60%	52%	49%	48%	31%		60%	51%	99%	56%	66%
Number of shares outstanding at end of period (000’s)	44,514		41,413	38,711	35,093	31,956	22,673	148,657		157,825	154,632	132,279	150,421	145,793
Net assets at end of period (000’s)	$500,361		$469,056	$446,317	$413,818	$347,947	$230,538	$1,047,818		$1,174,840	$1,000,950	$689,840	$1,028,197	$783,839

#	Unaudited
@	Annualized
†	See Note 1
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

308

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund							International Growth Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,					Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011		2010

PER SHARE DATA
Net asset value at beginning of period	$12.24		$12.12	$12.62	$12.86	$11.92	$11.55	$14.14		$12.36	$9.81	$12.04	$9.04		$8.29

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16		0.33	0.35	0.39	0.42	0.45	0.04		0.16	0.17	0.18	0.17		0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.46)		0.15	(0.06)	(0.03)	1.12	0.40	(0.31)		1.87	2.55	(2.22)	2.98		0.80

Total income (loss) from investment operations	(0.30)		0.48	0.29	0.36	1.54	0.85	(0.27)		2.03	2.72	(2.04)	3.15		0.93

Distributions from:
Net investment income	–		(0.22)	(0.45)	(0.46)	(0.60)	(0.48)	–		(0.25)	(0.17)	(0.19)	(0.15)		(0.18)
Net realized gain on securities	–		(0.14)	(0.34)	(0.14)	–	–	–		–	–	–	–		–

Total distributions	–		(0.36)	(0.79)	(0.60)	(0.60)	(0.48)	–		(0.25)	(0.17)	(0.19)	(0.15)		(0.18)

Net asset value at end of period	$11.94		$12.24	$12.12	$12.62	$12.86	$11.92	$13.87		$14.14	$12.36	$9.81	$12.04		$9.04

TOTAL RETURN(a)	(2.45)%		4.12%	2.03%	2.86%	13.16%	7.32%	(1.91)%		16.48%	27.92%	(16.96)%	35.00	%(e)	11.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65	%@	0.65%	0.66%	0.67%	0.67%	0.68%	1.01	%@	1.01%	1.01%	1.01%	1.01%		1.01%
Ratio of expenses to average net assets(c)	0.65	%@	0.65%	0.66%	0.67%	0.67%	0.68%	1.04	%@	1.06%	1.10%	1.11%	1.12%		1.12%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%		0.00%
Ratio of net investment income (loss) to average net assets(b)	2.68	%@	2.78%	2.75%	3.08%	3.34%	3.70%	0.53	%@	1.22%	1.51%	1.72%	1.53%		1.35%
Ratio of net investment income (loss) to average net assets(c)	2.68	%@	2.78%	2.75%	3.08%	3.34%	3.70%	0.49	%@	1.17%	1.42%	1.62%	1.42%		1.24%
Portfolio turnover rate	12%		42%	74%	126%	113%	147%	21%		53%	55%	53%	67%		79%
Number of shares outstanding at end of period (000’s)	15,726		15,459	15,235	15,494	14,721	12,409	43,948		45,685	48,797	49,532	51,294		52,207
Net assets at end of period (000’s)	$187,690		$189,241	$184,590	$195,494	$189,309	$147,932	$609,574		$646,032	$603,086	$485,839	$617,720		$471,764

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

309

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Cap Core Fund							Large Capital Growth Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,					Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$14.25		$12.85	$11.22	$12.33	$9.37	$7.92	$13.97		$12.46	$11.48	$12.31	$9.73	$8.23

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.15	0.14	0.12	0.09	0.10	0.04		0.08	0.07	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	1.30		2.40	3.10	(0.73)	2.98	1.47	0.96		2.58	1.94	(0.82)	2.59	1.53

Total income (loss) from investment operations	1.36		2.55	3.24	(0.61)	3.07	1.57	1.00		2.66	2.01	(0.80)	2.62	1.57

Distributions from:
Net investment income	–		(0.14)	(0.12)	(0.11)	(0.11)	(0.12)	–		(0.07)	(0.03)	(0.03)	(0.04)	(0.07)
Net realized gain on securities	–		(1.01)	(1.49)	(0.39)	–	–	–		(1.08)	(1.00)	–	–	–

Total distributions	–		(1.15)	(1.61)	(0.50)	(0.11)	(0.12)	–		(1.15)	(1.03)	(0.03)	(0.04)	(0.07)

Net asset value at end of period	$15.61		$14.25	$12.85	$11.22	$12.33	$9.37	$14.97		$13.97	$12.46	$11.48	$12.31	$9.73

TOTAL RETURN(a)	9.54%		20.28%	31.57%	(4.78)%	32.94%	19.81%	7.16%		21.79%	18.63%	(6.45)%	27.01%	19.08	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.83	%@	0.84%	0.85%	0.85%	0.85%	0.85%	0.75	%@	0.76%	0.77%	0.78%	0.78%	0.78%
Ratio of expenses to average net assets(c)	0.83	%@	0.84%	0.85%	0.89%	0.85%	0.88%	0.75	%@	0.76%	0.77%	0.78%	0.78%	0.78%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	–	0.01%	0.01%	0.00	%@	0.00%	0.01%	0.01%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.86	%@	1.09%	1.14%	1.04%	0.85%	1.08%	0.53	%@	0.57%	0.58%	0.19%	0.25%	0.41%
Ratio of net investment income (loss) to average net assets(c)	0.86	%@	1.09%	1.14%	0.99%	0.85%	1.05%	0.53	%@	0.57%	0.58%	0.19%	0.25%	0.41%
Portfolio turnover rate	31%		76%	64%	106%	44%	33%	10%		137%	195%	173%	129%	59%
Number of shares outstanding at end of period (000’s)	11,783		12,606	12,501	11,170	11,843	12,406	27,819		29,214	29,489	29,965	32,735	35,736
Net assets at end of period (000’s)	$183,906		$179,649	$160,617	$125,281	$145,975	$116,227	$416,440		$408,050	$367,527	$343,971	$402,977	$347,731

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

310

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Index Fund								Mid Cap Strategic Growth Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,						Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011		2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$27.24		$24.44	$19.74	$22.71	$17.30		$13.32	$15.99		$14.16	$11.83	$13.62	$9.92	$7.83

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18		0.28	0.29	0.21	0.18		0.19	0.01		(0.01)	0.08	0.01	0.01	(0.00)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.26		3.99	5.38	(1.74)	5.43		4.40	1.28		2.12	2.55	(1.74)	3.70	2.14

Total income (loss) from investment operations	1.44		4.27	5.67	(1.53)	5.61		4.59	1.29		2.11	2.63	(1.73)	3.71	2.14

Distributions from:
Net investment income	–		(0.31)	(0.22)	(0.26)	(0.20)		(0.25)	–		(0.08)	–	(0.06)	(0.01)	(0.05)
Net realized gain on securities	–		(1.16)	(0.75)	(1.18)	–		(0.36)	–		(0.20)	(0.30)	–	–	–

Total distributions	–		(1.47)	(0.97)	(1.44)	(0.20)		(0.61)	–		(0.28)	(0.30)	(0.06)	(0.01)	(0.05)

Net asset value at end of period	$28.68		$27.24	$24.44	$19.74	$22.71		$17.30	$17.28		$15.99	$14.16	$11.83	$13.62	$9.92

TOTAL RETURN(a)	5.29%		17.69%	29.61%	(6.38)%	32.54	%(e)	34.73%	8.07%		14.78%	22.76%	(12.67)%	37.37%	27.35	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.36	%@	0.36%	0.38%	0.38%	0.39%		0.39%	0.81	%@	0.82%	0.85%	0.85%	0.84%	0.85%
Ratio of expenses to average net assets(c)	0.36	%@	0.36%	0.38%	0.38%	0.39%		0.39%	0.81	%@	0.82%	0.86%	0.86%	0.84%	0.86%
Ratio of expense reductions to average net assets	–		–	–	–	–		–	0.01	%@	0.01%	0.01%	0.01%	0.02%	0.04%
Ratio of net investment income (loss) to average net assets(b)	1.28	%@	1.06%	1.33%	1.02%	0.93%		1.17%	0.15	%@	(0.06)%	0.63%	0.09%	0.10%	(0.09)%
Ratio of net investment income (loss) to average net assets(c)	1.28	%@	1.06%	1.33%	1.02%	0.93%		1.17%	0.15	%@	(0.06)%	0.62%	0.08%	0.10%	(0.10)%
Portfolio turnover rate	6%		11%	8%	11%	18%		12%	29%		65%	61%	62%	134%	239%
Number of shares outstanding at end of period (000’s)	111,529		116,691	119,703	122,335	120,474		121,459	17,384		18,583	18,378	20,800	25,052	25,009
Net assets at end of period (000’s)	$3,198,833		$3,179,031	$2,925,308	$2,415,464	$2,736,232		$2,101,641	$300,394		$297,068	$260,138	$246,037	$341,241	$248,109

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

311

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Money Market I Fund									Nasdaq-100® Index Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,							Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012		2011	2010				2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$8.71		$6.98	$6.03	$6.45	$5.03	$3.89

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00	0.00	0.00		0.00	0.00		0.04		0.10	0.07	0.04	0.02	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		–	0.00	0.00		(0.00)	0.00		1.40		1.74	1.06	0.31	1.41	1.14

Total income (loss) from investment operations	0.00		0.00	0.00	0.00		0.00	0.00		1.44		1.84	1.13	0.35	1.43	1.15

Distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)		–		(0.07)	(0.03)	(0.02)	(0.01)	(0.01)
Net realized gain on securities	–		–	–	–		–	(0.00)		–		(0.04)	(0.15)	(0.75)	–	–

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)		–		(0.11)	(0.18)	(0.77)	(0.01)	(0.01)

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$10.15		$8.71	$6.98	$6.03	$6.45	$5.03

TOTAL RETURN(a)	0.01%		0.01%	0.01%	0.01	%(e)	0.01%	0.04	%(e)	16.53%		26.44%	19.16%	6.91%	28.53%	29.60	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.13	%@	0.16%	0.21%	0.17%		0.24%	0.41%		0.53	%@	0.53%	0.53%	0.53%	0.53%	0.54%
Ratio of expenses to average net assets(c)	0.51	%@	0.51%	0.52%	0.52%		0.52%	0.55%		0.54	%@	0.57%	0.57%	0.59%	0.63%	0.60%
Ratio of expense reductions to average net assets	–		–	–	–		–	–		–		0.00%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01	%@	0.01%	0.01%	0.01%		0.01%	0.03%		0.85	%@	1.28%	1.06%	0.59%	0.43%	0.25%
Ratio of net investment income (loss) to average net assets(c)	(0.36	)%@	(0.34)%	(0.30)%	(0.33)%		(0.27)%	(0.10)%		0.84	%@	1.25%	1.02%	0.52%	0.33%	0.18%
Portfolio turnover rate	N/A		N/A	N/A	N/A		N/A	N/A		2%		8%	5%	12%	29%	6%
Number of shares outstanding at end of period (000’s)	353,545		367,402	378,729	409,147		474,285	542,000		31,000		29,275	29,011	27,028	19,713	20,423
Net assets at end of period (000’s)	$352,916		$366,768	$378,086	$408,487		$473,443	$541,159		$314,595		$255,120	$202,595	$162,983	$127,160	$102,703

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

312

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund								Small Cap Aggressive Growth Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,						Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010				2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$24.83		$19.19	$15.84	$17.57	$12.93	$9.98		$14.12		$13.18	$10.33	$12.63	$9.84	$7.05

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)		(0.04)	0.03	(0.01)	(0.03)	(0.02)		(0.04)		(0.11)	(0.07)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.28		5.71	3.32	(1.72)	4.67	2.98		1.90		2.50	3.08	(1.46)	2.85	2.84

Total income (loss) from investment operations	3.28		5.67	3.35	(1.73)	4.64	2.96		1.86		2.39	3.01	(1.52)	2.79	2.79

Distributions from:
Net investment income	–		(0.03)	–	–	(0.00)	(0.01)		–		–	–	–	–	(0.00)
Net realized gain on securities	–		–	–	–	–	–		–		(1.45)	(0.16)	(0.78)	–	–

Total distributions	–		(0.03)	–	–	(0.00)	(0.01)		–		(1.45)	(0.16)	(0.78)	–	(0.00)

Net asset value at end of period	$28.11		$24.83	$19.19	$15.84	$17.57	$12.93		$15.98		$14.12	$13.18	$10.33	$12.63	$9.84

TOTAL RETURN(a)	13.21%		29.55%	21.15%	(9.85)%	35.89%	29.67	%(e)	13.17%		17.46%	29.43%	(11.72)%	28.35%	39.59	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.98	%@	0.99%	1.02%	1.02%	1.02%	1.02%		0.99	%@	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.98	%@	0.99%	1.02%	1.02%	1.02%	1.02%		1.02	%@	1.02%	1.05%	1.10%	1.05%	1.10%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.01%	0.01%	0.02%		–		–	–	–	0.04%	0.02%
Ratio of net investment income (loss) to average net assets(b)	(0.04	)%@	(0.18)%	0.15%	(0.10)%	(0.22)%	(0.20)%		(0.52	)%@	(0.70)%	(0.61)%	(0.59)%	(0.62)%	(0.56)%
Ratio of net investment income (loss) to average net assets(c)	(0.04	)%@	(0.18)%	0.15%	(0.10)%	(0.22)%	(0.20)%		(0.55	)%@	(0.72)%	(0.67)%	(0.70)%	(0.68)%	(0.66)%
Portfolio turnover rate	45%		102%	99%	113%	111%	138%		45%		111%	97%	169%	42%	73%
Number of shares outstanding at end of period (000’s)	36,334		37,726	40,253	45,092	50,582	54,912		6,547		7,180	6,240	6,994	7,230	8,809
Net assets at end of period (000’s)	$1,021,361		$936,688	$772,614	$714,118	$888,918	$710,097		$104,595		$101,410	$82,222	$72,224	$91,326	$86,711

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

313

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund							Small Cap Index Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,					Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$15.00		$13.46	$10.33	$11.22	$8.31	$6.39	$20.40		$18.13	$14.03	$15.60	$12.15	$9.43

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.00	0.04	0.00	0.01	0.01	0.13		0.21	0.24	0.18	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	0.70		2.31	3.10	(0.88)	2.92	1.95	0.70		2.80	4.06	(1.61)	3.44	3.06

Total income (loss) from investment operations	0.71		2.31	3.14	(0.88)	2.93	1.96	0.83		3.01	4.30	(1.43)	3.57	3.17

Distributions from:
Net investment income	–		(0.05)	(0.01)	(0.01)	(0.02)	(0.04)	–		(0.26)	(0.20)	(0.14)	(0.12)	(0.18)
Net realized gain on securities	–		(0.72)	–	–	–	–	–		(0.48)	–	–	–	(0.27)

Total distributions	–		(0.77)	(0.01)	(0.01)	(0.02)	(0.04)	–		(0.74)	(0.20)	(0.14)	(0.12)	(0.45)

Net asset value at end of period	$15.71		$15.00	$13.46	$10.33	$11.22	$8.31	$21.23		$20.40	$18.13	$14.03	$15.60	$12.15

TOTAL RETURN(a)	4.73%		17.13%	30.40%	(7.81)%	35.24%	30.65%	4.07%		16.64%	30.91%	(9.13)%	29.44%	34.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93	%@	0.93%	0.93%	0.93%	0.93%	0.94%	0.40	%@	0.40%	0.44%	0.44%	0.44%	0.46%
Ratio of expenses to average net assets(c)	1.01	%@	1.01%	1.04%	1.05%	1.05%	1.06%	0.40	%@	0.40%	0.44%	0.44%	0.44%	0.46%
Ratio of expense reductions to average net assets	0.01	%@	0.00%	0.01%	0.01%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.14	%@	0.01%	0.35%	0.01%	0.05%	0.13%	1.25	%@	1.03%	1.51%	1.26%	0.95%	0.98%
Ratio of net investment income (loss) to average net assets(c)	0.07	%@	(0.07)%	0.24%	(0.11)%	(0.07)%	0.00%	1.25	%@	1.03%	1.51%	1.26%	0.95%	0.98%
Portfolio turnover rate	17%		32%	27%	39%	38%	37%	12%		13%	12%	14%	13%	15%
Number of shares outstanding at end of period (000’s)	22,765		24,251	26,071	28,964	31,857	34,509	50,999		54,260	54,297	57,427	62,750	66,604
Net assets at end of period (000’s)	$357,697		$363,807	$350,845	$299,145	$357,571	$286,788	$1,082,665		$1,106,865	$984,357	$805,784	$978,592	$809,018

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

314

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund								Small-Mid Growth Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,						Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010				2014	2013	2012		2011	2010

PER SHARE DATA
Net asset value at beginning of period	$13.87		$11.32	$8.99	$9.67	$8.08	$6.03		$14.54		$12.67	$10.56	$11.72		$8.54	$6.79

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.12	0.07	0.05	0.06	0.05		(0.03)		(0.07)	0.00	(0.05)		(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.31		2.53	2.32	(0.66)	1.59	2.12		1.45		2.45	2.11	(1.11)		3.24	1.82

Total income (loss) from investment operations	0.38		2.65	2.39	(0.61)	1.65	2.17		1.42		2.38	2.11	(1.16)		3.18	1.77

Distributions from:
Net investment income	–		(0.10)	(0.06)	(0.07)	(0.06)	(0.12)		–		(0.01)	–	–		(0.00)	(0.02)
Net realized gain on securities	–		–	–	–	–	–		–		(0.50)	–	–		–	–

Total distributions	–		(0.10)	(0.06)	(0.07)	(0.06)	(0.12)		–		(0.51)	–	–		(0.00)	(0.02)

Net asset value at end of period	$14.25		$13.87	$11.32	$8.99	$9.67	$8.08		$15.96		$14.54	$12.67	$10.56		$11.72	$8.54

TOTAL RETURN(a)	2.74%		23.43%	26.67%	(6.27)%	20.40%	36.20	%(e)	9.77%		18.77%	19.98%	(9.90	)%(f)	37.24%	26.03	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.87	%@	0.88%	0.90%	0.90%	0.90%	0.90%		1.00	%@	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of expenses to average net assets(c)	0.87	%@	0.88%	0.92%	0.93%	0.92%	0.98%		1.00	%@	1.03%	1.05%	1.06%		1.15%	1.09%
Ratio of expense reductions to average net assets	0.01	%@	0.00%	0.01%	0.01%	0.01%	0.01%		0.01	%@	0.00%	0.01%	0.02%		0.02%	0.04%
Ratio of net investment income (loss) to average net assets(b)	1.00	%@	0.89%	0.74%	0.59%	0.65%	0.69%		(0.40	)%@	(0.50)%	0.03%	(0.52)%		(0.61)%	(0.63)%
Ratio of net investment income (loss) to average net assets(c)	1.00	%@	0.89%	0.72%	0.57%	0.63%	0.61%		(0.40	)%@	(0.52)%	(0.02)%	(0.58)%		(0.76)%	(0.72)%
Portfolio turnover rate	27%		65%	58%	60%	41%	98%		23%		148%	107%	120%		155%	74%
Number of shares outstanding at end of period (000’s)	16,958		17,993	19,976	20,167	23,569	25,867		7,492		8,584	8,625	9,581		10,329	11,165
Net assets at end of period (000’s)	$241,704		$249,579	$226,140	$181,376	$227,951	$209,121		$119,583		$124,839	$109,283	$101,132		$121,033	$95,319

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by affiliate.
(f)	The Fund’s performance was increased by 0.26% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

315

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund							Value Fund
	Six Months Ended November 30, 2014#		Year Ended May 31,					Six Months Ended November 30, 2014#		Year Ended May 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$34.65		$30.07	$24.50	$26.71	$21.93	$19.06	$14.18		$12.40	$9.63	$10.28	$8.28	$7.20

Income (loss) from investment operations:
Net investment income (loss)(d)	0.31		0.55	0.53	0.45	0.41	0.37	0.10		0.19	0.20	0.18	0.10	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	2.60		5.38	5.91	(0.76)	5.12	3.66	0.91		1.81	2.83	(0.70)	1.97	1.20

Total income (loss) from investment operations	2.91		5.93	6.44	(0.31)	5.53	4.03	1.01		2.00	3.03	(0.52)	2.07	1.25

Distributions from:
Net investment income	–		(0.56)	(0.46)	(0.46)	(0.43)	(0.49)	–		(0.22)	(0.26)	(0.13)	(0.07)	(0.17)
Net realized gain on securities	–		(0.79)	(0.41)	(1.44)	(0.32)	(0.67)	–		–	–	–	–	–

Total distributions	–		(1.35)	(0.87)	(1.90)	(0.75)	(1.16)	–		(0.22)	(0.26)	(0.13)	(0.07)	(0.17)

Net asset value at end of period	$37.56		$34.65	$30.07	$24.50	$26.71	$21.93	$15.19		$14.18	$12.40	$9.63	$10.28	$8.28

TOTAL RETURN(a)	8.40%		20.01%	26.86%	(0.76)%	25.55%	21.06%	7.12%		16.26%	31.97%	(5.00)%	25.03%	17.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.34	%@	0.35%	0.36%	0.37%	0.38%	0.38%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.34	%@	0.35%	0.36%	0.37%	0.38%	0.38%	0.93	%@	0.93%	0.95%	0.97%	0.93%	0.94%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		0.00%	0.00%	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	1.70	%@	1.71%	1.94%	1.83%	1.70%	1.70%	1.32	%@	1.46%	1.87%	1.87%	1.10%	0.56%
Ratio of net investment income (loss) to average net assets(c)	1.70	%@	1.71%	1.94%	1.83%	1.70%	1.70%	1.24	%@	1.38%	1.77%	1.75%	1.02%	0.47%
Portfolio turnover rate	2%		4%	3%	3%	11%	7%	7%		16%	23%	13%	157%	105%
Number of shares outstanding at end of period (000’s)	123,044		129,109	132,191	138,507	132,974	136,381	8,056		8,595	8,978	10,469	14,825	18,716
Net assets at end of period (000’s)	$4,620,972		$4,473,003	$3,974,531	$3,393,666	$3,551,607	$2,990,589	$122,338		$121,864	$111,303	$100,820	$152,457	$155,035

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

316

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At an in-person meeting held on August 4-5, 2014, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each Fund the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, LP (“AllianceBernstein”), Allianz Global Investors US, LLC (“Allianz”), American Century Investment Management, Inc. (“American Century”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), BlackRock Investment Management, LLC (“BlackRock”), Bridgeway Capital Management, Inc. (“Bridgeway”), Columbia Management Investment Advisers, LLC (“Columbia”), Dreman Value Management, LLC (“Dreman”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco Advisers”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management, Inc. (“MSIM”), PineBridge Investments, LLC (“PineBridge”), RS Investment Management Co. LLC (“RS Investments”), SunAmerica Asset Management, LLC (“SAAMCo”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Templeton Global Advisors Limited (“Templeton Global”), Templeton Investment Counsel, LLC (“Templeton Investment”), Wellington Management Company, LLP (“Wellington”) and Wells Capital Management Incorporated (“Wells Capital”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 4-5, 2014 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 14, 2014.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each series of VC I (each a “Fund,” and collectively, the “Funds”), compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SAAMCo, an affiliated Sub-Adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at an in-person special meeting held on July 14, 2014, and executive sessions held during the August 2014 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 14, 2014 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2014 meeting. The continuation of all Advisory Contracts was approved at the August 2014 meeting for a one-year term beginning September 1, 2014 and ending August 31, 2015.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and periodically recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also considered each Sub-adviser’s brokerage practices and risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. The Board noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I Funds and VALIC Company II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

317

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisory Expense Universe and, in some cases as noted below, the Subadvisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2013.

The Board received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2014 and that benchmark information presented by management was through the period ended June 30, 2014. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Asset Allocation Fund (PineBridge). The Board considered that actual management fees were below the medians of the Expense Group/Universe. The Board also considered that total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were below the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed the median of the Performance Group for the one-year period and outperformed the median of the Performance Group for the three- and five-year periods. The Board also considered that the Fund outperformed the median of the Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period.

•

Blue Chip Growth Fund (T. Rowe Price). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund’s performance was above its Lipper peer index and above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Broad Cap Value Income Fund (Barrow Hanley). The Board considered that actual management fees were above the medians of the Expense Group/Universe. The Board also considered that total net expenses were below the median of the Expense Group and above the median of the Expense Universe. The Board also considered that actual subadvisory fees were above the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund equaled the median of its Performance Group for the one-year period, outperformed the median of its Performance Group for the three-year period and underperformed the median of its Performance Group for the five-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Capital Conservation Fund (PineBridge). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board considered management’s discussion of the Fund’s performance and any potential actions management is considering taking with respect to the Fund.

•

Core Equity Fund (BlackRock). The Board considered that actual management fees were above the medians of the Expense Group/Universe. The Board also considered that total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board also considered that actual subadvisory fees were below the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the one- year period and underperformed the median of its Performance Group for the three- and five-year periods. The Board

318

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

also considered that the Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Board also considered that the Fund outperformed its benchmark for the one- year period and underperformed its benchmark for the three- and five-year periods. The Board considered management’s discussion of the Fund’s performance and noted the Fund’s more recent improved performance.

•

Dividend Value Fund (BlackRock/SAAMCo). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Board also considered that the Fund underperformed the medians of its Performance Group/Universe for the one-year period and outperformed the medians of its Performance Group/Universe for the three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s recent performance and potential actions management was considering taking with respect to the Fund.

•

Dynamic Allocation Fund (AllianceBernstein/SAAMCo). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

At an in-person meeting held on October 27-28, 2014, the Board approved an increase in the sub-advisory fee payable by VALIC to AllianceBernstein in connection with a proposed change to the Fund’s volatility management formula, which required additional work by AllianceBernstein to implement. The Board considered that because VALIC pays the sub-advisory fee and not the Fund, the advisory fee payable by the Fund would not increase. The Board also took into account an in-person presentation from AllianceBernstein regarding the proposed change to the formula as well as additional information provided by management regarding the proposed change. The Board also considered comparative fee information provided by an independent third party of investment company data and concluded that the increase in the sub-advisory was fair and reasonable in view of the additional work to be performed by AllianceBernstein.

The Board considered that the Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index since the Fund’s inception on December 19, 2012. The Board also considered that the Fund underperformed the median of its Performance Group for the one-year period and since inception. The Board also considered that the Fund underperformed the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe since inception. The Board also considered that the Fund underperformed its benchmark for the one-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.

•

Emerging Economies Fund (JPMIM). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were below the medians of the Subadvisory Expense Group/Universe.

The Board considered that the Fund outperformed its Lipper peer index for the three-year period and underperformed its Lipper peer index for the one- and five-year periods. The Board also considered that the Fund outperformed the medians of its Performance Group/Universe for the three-year period and underperformed the medians of its Performance Group/Universe for the one- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period. The Board noted that JPMIM replaced the previous sub-adviser in October 2011, and as a result, the Fund’s longer term performance reflects that of the previous sub-adviser. The Board considered management’s discussion of the Fund’s performance.

•

Foreign Value Fund (Templeton Global). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the medians of the Subadvisory Expense Group/Universe.

The Board considered that the Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Board also considered that the Fund outperformed the median of its Performance Group for the one- and five-year periods and equaled the median of its Performance Group for the three-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Global Real Estate Fund (GSAM/Invesco). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board noted that the limited size of the Subadvisory Expense Universe was not sufficient for comparative purposes. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. The Board also considered that the Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed the median of its Performance Group for the three-year period. The Board also considered that the Fund underperformed the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board considered management’s discussion of the Fund’s performance and any potential actions management is considering taking with respect to the Fund.

•

Global Social Awareness Fund (SAAMCo). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were below the medians of the Subadvisory Expense Group/Universe.

319

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the one-year period, underperformed the median of its Performance Group for the three-year period, and equaled the median of its Performance Group for the five-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board noted that SAAMCo replaced the Fund’s previous sub-adviser in June 2014.

•

Global Strategy Fund (Franklin/Templeton Investment). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the medians of the Subadvisory Expense Group/Universe.

The Board considered that the Fund outperformed its Lipper peer index for the one- and three-year periods. The Fund also considered that the Fund outperformed the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Government Securities Fund (JPMIM). The Board considered that actual management fees were equal to the medians of the Expense Group/Universe. The Board also considered that total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. The Board also considered that the Fund underperformed the medians of its Performance Group/Universe for the one- and five-year periods and outperformed the medians of its Performance Group/Universe for the three-year period. The Board also considered that the Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board noted that JPMIM replaced the previous sub-adviser in August 2013, and as a result, the Fund’s longer term performance reflects that of the previous sub-adviser. The Board considered management’s discussion of the Fund’s performance.

•

Growth & Income Fund (JPMIM). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were below the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Board also considered that the Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe for the one-year period and underperformed the median of its Performance Universe for the three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board noted that JPMIM replaced the previous sub-adviser in September 2013, and as a result, the Fund’s longer term performance reflects that of the previous sub-adviser. The Board considered management’s discussion of the Fund’s performance.

•

Growth Fund (American Century). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual sub-advisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed its Lipper peer index for the five-year period. The Board also considered that the Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe for the one- and five-year periods and equaled the median of its Performance Universe for the three-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Health Sciences Fund (T. Rowe Price). The Board considered that actual management fees and actual total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Inflation Protected Fund (PineBridge). The Board considered that actual management fees were below the medians of the Expense Group/Universe. The Board also considered that total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the one- and five-year periods and equaled the median of its Performance Group for the three-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

•	International Equities Index Fund (SAAMCo). The Board considered that actual management fees, total net expenses, and actual subadvisory fees were below the medians of the Expense Group/Universe.

The Board considered that the Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Board also considered that the Fund equaled the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund underperformed the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account that SAAMCo replaced the previous sub-adviser in June 2014, and as a result, the Fund’s performance reflects that of the previous sub-adviser. The Board also noted the changes made to the Fund’s principal investment strategies in connection with the sub-adviser change. The Board considered management’s discussion of the Fund’s performance.

•	International Government Bond Fund (PineBridge). The Board considered that actual management fees, total net expenses, and actual subadvisory fees were below the medians of the Expense Group/Universe.

The Board considered that the Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. The Board also considered that the Fund equaled the median of the Performance Group for the one-year period and underperformed the median of the Performance Group for the three- and five-year periods. The Board also considered that the Fund underperformed the median of the Performance Universe for the one-and five-year periods and outperformed the median of the Performance Universe for the three-year period. The Board also considered that the Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

International Growth Fund (American Century/Invesco/MFS). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods.

•

Large Cap Core Fund (Columbia). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund’s performance was equal to the median of the Performance Group for the one- and three-year periods and above the median of the Performance Group for the five-year period. The Board also considered that the Fund outperformed the median of the Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period.

•

Large Capital Growth Fund (MFS). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also noted that actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Board also considered that the Fund outperformed the medians of its Performance Group/Universe for the one-year period and underperformed the medians of its Performance Group/Universe for the three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management discussion of the Fund’s performance and noted that MFS replaced the previous sub-advisers in September 2013, and as a result, the Fund’s medium and longer term performance reflects that of the previous sub-advisers. The Board also noted the improvement in the Fund’s performance since MFS began managing the Fund.

•

Mid Cap Index Fund (SAAMCo). The Board considered that actual management fees and total net expenses were equal to the medians of the Expense Groups and below the medians of the Expense Universes. The Board also considered that actual subadvisory fees were below the medians of the Expense Group/Universe.

The Board considered that the Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Board also considered that the Fund’s performance equaled the median of its Performance Group for the one-year period, underperformed the median of its Performance Group for the three-year period and outperformed the median of its Performance Group for the five-year period. The Board also considered that the Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed the median of its Performance Universe for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and noted the relatively narrow range of returns of the funds comprising the Performance Group/Universe.

•

Mid Cap Strategic Growth Fund (Allianz/MSIM). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund underperformed its Lipper peer index, the medians of its Performance Group/Universe, and its benchmark for the one-, three-, and five-year periods. The Board considered management’s discussion of the Fund’s performance and any potential actions management is considering taking with respect to the Fund.

•

Money Market I Fund (SAAMCo). The Board considered that actual management fees and actual subadvisory fees were above the medians of the Expense Group/Universe. The Board also considered that total net expenses were below the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including the significant reimbursement of Fund expenses by VALIC. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index for the one- and three-year periods and equaled its Lipper peer index for the five-year period. The Board also considered that the Fund’s performance equaled the median of its Performance Group for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe for the one-year period and equaled the median of its Performance Universe for the three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Nasdaq-100® Index Fund (SAAMCo). The Board considered that actual management fees and actual subadvisory fees were below the medians of the Expense Group/Universe. The Board also considered that total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index and the medians of the Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Science & Technology Fund (T. Rowe Price/Allianz/Wellington). The Board considered that actual management fees were above the medians of the Expense Group/Universe. The Board also considered that total net expenses were above the median of the Expense Group and equal to the median of the Expense Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period.

•

Small Cap Aggressive Growth Fund (RS Investments). The Board considered that actual management fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Board also considered that total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed its Lipper peer index for the five-year period. The Board also considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one- and three-year periods and below the medians of its Performance Group/Universe for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board noted that a portion of the Fund’s five-year track record is attributable to the Fund’s previous sub-adviser, which was replaced in August 2011. The Board considered management’s discussion of the Fund’s performance, including the Fund’s more recent improved performance.

•

Small Cap Fund (Invesco/Bridgeway/T. Rowe Price). The Board considered that actual management fees were above the medians of the Expense Group/Universe. The Board also considered that total net expenses were below the median of the Expense Group and above the median of the Expense Universe. The Board also considered that actual subadvisory fees were below the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Fund underperformed the medians of the Performance Group/Universe for the one-year period and outperformed the medians of the Performance Group/Universe for the three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s recent performance.

•

Small Cap Index Fund (SAAMCo). The Board considered that actual management fees and actual subadvisory fees were below the medians of the Expense Group/Universe. The Board also considered that total net expenses were equal to the median of the Expense Group and below the median of the Expense Universe.

The Board considered that the Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Board considered that the Fund underperformed the medians of its Performance Group/Universe for the one- and three-year periods and outperformed the medians of its Performance Group/Universe for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and noted the relatively narrow range of returns of the funds comprising the Performance Group/Universe.

•

Small Cap Special Values Fund (Wells Capital/Dreman). The Board considered that actual management fees were below the medians of the Expense Group/Universe. The Board also considered that total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe for the one- and three- year periods and underperformed the median of its Performance Universe for the five-year period. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small-Mid Growth Fund (GSAM). The Board considered that actual management fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Board also considered that total net expenses were above the medians of the Fund’s Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund outperformed its Lipper peer index, the medians of its Performance Group/Universe and its benchmark for the one-year period and underperformed its Lipper peer index, the medians of its Performance Group/Universe and its benchmark for the three- and five-year periods. The Board took into account that GSAM replaced the previous sub-advisers in August 2013, and as a result, the Fund’s medium and longer term performance reflects that of the previous sub-advisers. The Board also noted the improvement in the Fund’s performance since GSAM began managing the Fund. The Board considered management’s discussion of the Fund’s performance.

•

Stock Index Fund (SAAMCo). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were below the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed its Lipper peer index for the five-year period. The Board also considered that the Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed the median of its Performance Group for the five-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one- three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and noted the relatively narrow range of returns of the funds comprising the Performance Group/Universe.

•

Value Fund (Wellington). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2015.

The Board considered that the Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Board considered that the Fund underperformed the median of its Performance Group for the one-year period, equaled the median of its Performance Group for the three-year period and outperformed the median of its Performance Group for the five-year period. The Board also considered that the Fund underperformed the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board considered management’s discussion of the Fund’s performance and any potential actions management is considering taking with respect to the Fund.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

The Board noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided at cost, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company, for the calculation of the daily net asset value. The Board also noted that SAAMCo receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of certain Funds pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser, transfer agent and as shareholder servicing agent.1 In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they are currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each Fund and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

[1]	The Board noted that VALIC, effective on or about September 1, 2014, would transfer its responsibilities as the Funds’ transfer agent to an affiliate, VALIC Retirement Services Company.

324

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS

Dynamic Allocation Fund

(the “Fund”)

Supplement to the Statutory Prospectus dated October 1, 2014

At a meeting held on October 27-28, 2014, the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including a majority of the directors who are not interested persons of VC I (the “Independent Directors”), as defined in the Investment Company Act of 1940, as amended, approved a change in the volatility management formula, which was proposed by the Fund’s affiliated insurers. The operation of the formula is expected to continue to result in an average net equity exposure over long-term periods of approximately 60%-65%.

The change in the volatility management formula will become effective on or about November 10, 2014. Once effective, the derivatives used by AllianceBernstein, L.P., the sub-adviser to the Fund’s Overlay Component (the “Sub-Adviser”), will primarily consist of stock index futures and stock index options but may also include options on stock index futures and stock index swaps. The Fund’s net equity exposure will be primarily adjusted through the use of stock index futures and stock index options. When the market is in a state of higher volatility, the Sub-Adviser may decrease the Fund’s net equity exposure by taking a net short position in derivative instruments.

On the effective date, Risks of Exchange Traded Funds will become a non-principal risk of the Fund.

Date: November 10, 2014

Dynamic Allocation Fund

Supplement to the Prospectus dated October 1, 2014,

as supplemented to date

Effective immediately, in the section titled “MANAGEMENT,” the first paragraph of disclosure for SunAmerica Asset Management, LLC is deleted in its entirety and replaced with the following:

SAAMCo is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SAAMCo’s primary focus has been on the management, in either an advisory or sub-advisory capacity of Investment Company Act of 1940 Act-registered product. As of September 30, 2014, SAAMCo managed, advised and/or administered more than $69.9 billion in assets.

Dated: January 14, 2015

VALIC COMPANY I

Supplement to the Prospectus dated October 1, 2014,

as supplemented to date

Effective immediately, in the section titled “MANAGEMENT,” the first paragraph of disclosure for SunAmerica Asset Management, LLC is deleted in its entirety and replaced with the following:

SAAMCo is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SAAMCo’s primary focus has been on the management, in either an advisory or sub-advisory capacity of Investment Company Act of 1940 Act-registered product. As of September 30, 2014, SAAMCo managed, advised and/or administered more than $69.9 billion in assets.

Dated: January 14, 2015

325

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S., LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

J.P. Morgan Investment

Management, Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

RS Investment

Management Co., LLC

388 Market Street

Suite 1700

San Francisco, CA 94111

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors, Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Thomas M. Ward,

Vice President

Shawn Parry,

Assistant Vice President and Assistant Treasurer

Donna McManus,

Assistant Vice President and Assistant Treasurer

Diedre L. Phipps,

Assistant Treasurer

Louis O. Ducote, II

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Shana L. Walker,

Assistant Secretary

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 4873 (11/2014) J74499

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 6, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 6, 2015

Exhibit 99.CERT

CERTIFICATION PURSUANT TO SECTION 302

OF THE SARBANES-OXLEY ACT

I, John T. Genoy, certify that:

1.	I have reviewed this report on Form N-CSR of VALIC Company I;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 5, 2015

/s/ John T. Genoy
John T. Genoy
President

CERTIFICATION PURSUANT TO SECTION

302 OF THE SARBANES-OXLEY ACT

I, Gregory R. Kingston, certify that:

1.	I have reviewed this report on Form N-CSR of VALIC Company I;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 5, 2015

/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

EXHIBIT 99.906.CERT

CERTIFICATIONS PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT

John T. Genoy, President, and Gregory R. Kingston, Treasurer of VALIC Company I (the “registrant”), each certify to the best of his knowledge that:

1.	The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) and 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in such N-CSR report fairly represents, in all material respects, the financial conditions and results of operations of the registrant as of, and for, the periods presented in the report.

Dated: February 5, 2015

/s/ John T. Genoy
John T. Genoy
President

/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer